NVIT American Funds Asset Allocation Fund - March 31, 2026 (Unaudited) - Statement of Investments - 1
Investment Company 100 .1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 222,919,940 6,007,692,377
Total Investment Company
(cost $3,995,914,075) 6,007,692,377
Total Investments
(cost $3,995,914,075) — 100.1% 6,007,692,377
Liabilities in excess of other assets — (0.1)% (3,418,603)
NET ASSETS — 100.0%
$ 6,004,273,774
(a) Investment in master fund.

2 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT American Funds Asset Allocation Fund
NVIT American Funds Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2026, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 3
Investment Company 100 .1%
Shares Value ($)
Fixed Income Fund 100 .1%
American Funds The Bond
Fund of America, Class
1(a) 334,651,384 3,182,534,662
Total Investment Company
(cost $3,368,617,141)
3,182,534,662
Total Investments
(cost $3,368,617,141) — 100.1%
3,182,534,662
Liabilities in excess of other
assets — (0.1)% (1,777,381)
NET ASSETS — 100.0%
$ 3,180,757,281
(a) Investment in master fund.

4 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT American Funds Bond Fund
NVIT American Funds Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds The Bond Fund of America (the “Master Fund”), a series of the American Funds
Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2026, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Global Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 5
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 17,587,457 660,584,888
Total Investment Company
(cost $493,346,141) 660,584,888
Total Investments
(cost $493,346,141) — 100.1% 660,584,888
Liabilities in excess of other assets — (0.1)% (403,247)
NET ASSETS — 100.0%
$ 660,181,641
(a) Investment in master fund.

6 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT American Funds Global Growth Fund
NVIT American Funds Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2026, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 7
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 18,181,023 2,343,170,183
Total Investment Company
(cost $1,535,512,698) 2,343,170,183
Total Investments
(cost $1,535,512,698) — 100.1% 2,343,170,183
Liabilities in excess of other assets — (0.1)% (1,310,083)
NET ASSETS — 100.0%
$ 2,341,860,100
(a) Investment in master fund.

8 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT American Funds Growth Fund
NVIT American Funds Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class
1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance
Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master
Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2026, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth-Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 9
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 60,001,320 3,895,285,725
Total Investment Company
(cost $2,621,749,567) 3,895,285,725
Total Investments
(cost $2,621,749,567) — 100.1% 3,895,285,725
Liabilities in excess of other assets — (0.1)% (2,212,369)
NET ASSETS — 100.0%
$ 3,893,073,356
(a) Investment in master fund.

10 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT American Funds Growth-Income Fund
NVIT American Funds Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2026, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Aggressive Fund - March 31, 2026 (Unaudited) - Statement of Investments - 1
Investment Companies 83 .6%
Shares Value ($)
Equity Funds 77.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,860,118 71,669,249
Nationwide International Equity
Portfolio, Class R6(a) 4,392,563 58,948,194
Nationwide Large Cap Equity
Portfolio, Class R6(a) 5,456,051 56,033,643
NVIT Emerging Markets Fund,
Class Y(a) 1,404,236 21,625,242
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,887,763 21,482,745
NVIT GS International Equity
Insights Fund, Class Y(a) 2,200,564 31,137,978
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 3,266,994 71,514,499
Total Equity Funds
(cost $295,809,323) 332,411,550
Fixed Income Funds 6.1%
Nationwide Bond Portfolio, Class
R6(a) 1,017,756 8,711,993
NVIT Bond Index Fund, Class
Y(a) 961,464 8,710,867
NVIT Loomis Core Bond Fund,
Class Y(a) 939,637 8,710,431
Total Fixed Income Funds
(cost $26,571,636) 26,133,291
Total Investment Companies
(cost $322,380,959) 358,544,841
Exchange Traded Funds 16 .4%
Equity Funds 16.4%
iShares Core MSCI EAFE ETF 94,126 8,521,227
iShares Core S&P 500 ETF 20,026 13,081,183
iShares Core S&P Small-Cap
ETF(b) 320,554 39,848,068
JPMorgan Equity Premium
Income ETF(b) 155,595 8,819,124
Total Exchange Traded Funds
(cost $65,702,013) 70,269,602
Repurchase Agreements 0 .8%
Principal
Amount ($)
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase price
$2,348,897, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/28/2026
- 11/20/2075; total market
value $2,395,875.(c) 2,348,659 2,348,659
  Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $1,000,102,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.25% - 4.38%, maturing
11/30/2030 - 5/15/2035; total
market value $1,020,000.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $3,348,659) 3,348,659
Total Investments
(cost $391,431,631) — 100.8% 432,163,102
Liabilities in excess of other assets — (0.8)% (3,511,331)
NET ASSETS — 100.0% $ 428,651,771
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $23,360,612, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,348,659 and by $20,233,476 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 5.25%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$23,582,135.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $3,348,659.
ETF Exchange Traded Fund

2 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Aggressive Fund - March 31, 2026 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 70,269,602 $ – $ – $ 70,269,602
Investment Companies 358,544,841 – – 358,544,841
Repurchase Agreements – 3,348,659 – 3,348,659
Total $ 428,814,443 $ 3,348,659 $ – $ 432,163,102
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Balanced Fund
Investment Companies 81 .0%
Shares Value ($)
Alternative Assets 2.1%
Nationwide Strategic Income
Fund, Class R6(a) 2,043,120 20,676,379
Total Alternative Assets
(cost $20,837,733) 20,676,379
Equity Funds 43.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 9,279,148 113,483,976
Nationwide International Equity
Portfolio, Class R6(a) 4,472,727 60,023,993
Nationwide Large Cap Equity
Portfolio, Class R6(a) 6,577,443 67,550,343
NVIT Emerging Markets Fund,
Class Y(a) 1,476,094 22,731,850
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,996,851 22,724,165
NVIT GS International Equity
Insights Fund, Class Y(a) 2,068,650 29,271,391
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,114,100 111,947,644
Total Equity Funds
(cost $379,337,244) 427,733,362
Fixed Income Funds 35.9%
Nationwide Bond Portfolio, Class
R6(a) 11,575,974 99,090,334
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 464,429 4,198,437
NVIT Bond Index Fund, Class
Y(a) 12,495,441 113,208,695
NVIT Loomis Core Bond Fund,
Class Y(a) 8,561,079 79,361,199
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,114,336 60,470,784
Total Fixed Income Funds
(cost $362,215,690) 356,329,449
Total Investment Companies
(cost $762,390,667) 804,739,190
Exchange Traded Funds 19 .1%
Equity Funds 8.9%
iShares Core MSCI EAFE ETF 218,557 19,785,965
iShares Core S&P 500 ETF 45,970 30,028,064
iShares Core S&P Small-Cap
ETF 148,309 18,436,292
JPMorgan Equity Premium
Income ETF(b) 357,808 20,280,557
Total Equity Funds
(cost $79,934,831) 88,530,878
Fixed Income Funds 10.2%
iShares Core International
Aggregate Bond ETF(b) 1,214,104 60,753,764
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 431,082 40,491,532
Total Fixed Income Funds
(cost $103,978,794) 101,245,296
Total Exchange Traded Funds
(cost $183,913,625) 189,776,174
Repurchase Agreements 3 .4%
Principal
Amount ($)
Bank of America NA, 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$2,000,203, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047; total
market value $2,040,000.(c) 2,000,000 2,000,000
BofA Securities, Inc., 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$10,001,017, collateralized
by U.S. Government Agency
Securities, ranging from
4.77% - 5.50%, maturing
7/20/2047 - 10/20/2054;
total market value
$10,200,000.(c) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $8,000,818,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $8,160,000.(c) 8,000,000 8,000,000
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase price
$1,639,320, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/28/2026
- 11/20/2075; total market
value $1,672,106.(c) 1,639,154 1,639,154

NVIT Investor Destinations Balanced Fund - March 31, 2026 (Unaudited) - Statement of Investments - 5
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 3.64%,
dated 3/31/2026, due
4/1/2026, repurchase price
$12,001,213, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2026
- 1/20/2076; total market
value $12,240,001.(c) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $33,639,154) 33,639,154
Total Investments
(cost $979,943,446) — 103.5% 1,028,154,518
Liabilities in excess of other assets — (3.5)% (34,329,978)
NET ASSETS — 100.0% $ 993,824,540
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $34,737,752, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $33,639,154 and by $1,614,872 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 4.75%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$35,254,026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $33,639,154.
ETF Exchange Traded Fund

6 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Balanced Fund - March 31, 2026 (Unaudited) - Statement of Investments - 7
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 189,776,174 $ – $ – $ 189,776,174
Investment Companies 804,739,190 – – 804,739,190
Repurchase Agreements – 33,639,154 – 33,639,154
Total $ 994,515,364 $ 33,639,154 $ – $ 1,028,154,518
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
Investment Companies 85 .4%
Shares Value ($)
Alternative Assets 1.0%
Nationwide Strategic Income
Fund, Class R6(a) 1,440,907 14,581,977
Total Alternative Assets
(cost $14,714,199) 14,581,977
Equity Funds 59.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 17,524,524 214,324,929
Nationwide International Equity
Portfolio, Class R6(a) 9,201,647 123,486,103
Nationwide Large Cap Equity
Portfolio, Class R6(a) 13,371,927 137,329,692
NVIT Emerging Markets Fund,
Class Y(a) 2,601,381 40,061,274
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,504,610 39,882,467
NVIT GS International Equity
Insights Fund, Class Y(a) 4,169,845 59,003,300
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 9,585,225 209,820,581
Total Equity Funds
(cost $758,063,147) 823,908,346
Fixed Income Funds 24.7%
Nationwide Bond Portfolio, Class
R6(a) 10,930,977 93,569,166
NVIT Bond Index Fund, Class
Y(a) 14,032,972 127,138,724
NVIT Loomis Core Bond Fund,
Class Y(a) 8,246,611 76,446,083
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,406,553 43,580,810
Total Fixed Income Funds
(cost $350,818,069) 340,734,783
Total Investment Companies
(cost $1,123,595,415) 1,179,225,106
Exchange Traded Funds 14 .6%
Equity Funds 10.0%
iShares Core MSCI EAFE
ETF(b) 310,312 28,092,545
iShares Core S&P 500 ETF 64,063 41,846,592
iShares Core S&P Small-Cap
ETF(b) 320,150 39,797,847
JPMorgan Equity Premium
Income ETF(b) 499,233 28,296,526
Total Equity Funds
(cost $127,872,371) 138,033,510
Fixed Income Funds 4.6%
iShares Core International
Aggregate Bond ETF(b) 847,998 42,433,820
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 228,205 21,435,296
Total Fixed Income Funds
(cost $65,654,650) 63,869,116
Total Exchange Traded Funds
(cost $193,527,021) 201,902,626
Repurchase Agreements 3 .6%
Principal
Amount ($)
Bank of America NA, 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$1,000,102, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047; total
market value $1,020,000.(c) 1,000,000 1,000,000
BofA Securities, Inc., 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$14,001,423, collateralized
by U.S. Government Agency
Securities, ranging from
4.77% - 5.50%, maturing
7/20/2047 - 10/20/2054;
total market value
$14,280,000.(c) 14,000,000 14,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $20,002,044,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $20,400,000.
(c) 20,000,000 20,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $5,000,511,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $5,100,000.(c) 5,000,000 5,000,000

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2026 (Unaudited) - Statement of Investments - 9
  Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase price
$9,072,474, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/28/2026
- 11/20/2075; total market
value $9,253,924.(c) 9,071,555 9,071,555
Total Repurchase Agreements
(cost $49,071,555) 49,071,555
Total Investments
(cost $1,366,193,991) — 103.6% 1,430,199,287
Liabilities in excess of other assets — (3.6)% (49,839,074)
NET ASSETS — 100.0% $ 1,380,360,213
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $80,457,095, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $49,071,555 and by $33,328,614 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 4.75%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$82,400,169.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $49,071,555.
ETF Exchange Traded Fund

10 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2026 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 201,902,626 $ – $ – $ 201,902,626
Investment Companies 1,179,225,106 – – 1,179,225,106
Repurchase Agreements – 49,071,555 – 49,071,555
Total $ 1,381,127,732 $ 49,071,555 $ – $ 1,430,199,287
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 78 .8%
Shares Value ($)
Alternative Assets 3.0%
Nationwide Strategic Income
Fund, Class R6(a) 1,226,200 12,409,147
Total Alternative Assets
(cost $12,505,913) 12,409,147
Equity Funds 16.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,483,181 18,139,307
Nationwide International Equity
Portfolio, Class R6(a) 898,920 12,063,503
Nationwide Large Cap Equity
Portfolio, Class R6(a) 765,067 7,857,241
NVIT Emerging Markets Fund,
Class Y(a) 152,516 2,348,742
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 414,953 4,722,161
NVIT GS International Equity
Insights Fund, Class Y(a) 403,596 5,710,888
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 829,032 18,147,504
Total Equity Funds
(cost $61,431,246) 68,989,346
Fixed Income Funds 59.0%
Nationwide Bond Portfolio, Class
R6(a) 7,331,782 62,760,057
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,279,513 20,606,800
NVIT Bond Index Fund, Class
Y(a) 5,937,992 53,798,210
NVIT Loomis Core Bond Fund,
Class Y(a) 5,542,876 51,382,458
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,368,896 53,098,379
Total Fixed Income Funds
(cost $244,470,509) 241,645,904
Total Investment Companies
(cost $318,407,668) 323,044,397
Exchange Traded Funds 21 .2%
Equity Funds 6.2%
iShares Core MSCI EAFE ETF 55,491 5,023,600
iShares Core S&P 500 ETF 16,586 10,834,141
iShares Core S&P Small-Cap
ETF(b) 10,258 1,275,172
JPMorgan Equity Premium
Income ETF(b) 143,577 8,137,945
Total Equity Funds
(cost $23,158,659) 25,270,858
Fixed Income Funds 15.0%
iShares Core International
Aggregate Bond ETF 659,267 32,989,721
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond ETF 305,165 28,664,148
Total Fixed Income Funds
(cost $63,284,816) 61,653,869
Total Exchange Traded Funds
(cost $86,443,475) 86,924,727
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase price
$335,946, collateralized by
U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/28/2026
- 11/20/2075; total market
value $342,665.(c) 335,912 335,912
Total Repurchase Agreement
(cost $335,912) 335,912
Total Investments
(cost $405,187,055) — 100.1% 410,305,036
Liabilities in excess of other assets — (0.1)% (583,116)
NET ASSETS — 100.0% $ 409,721,920
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $8,957,712, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $335,912 and by $8,642,157 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.75%, and maturity dates ranging from
4/15/2026 - 11/15/2055, a total value of $8,978,069.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $335,912.
ETF Exchange Traded Fund

NVIT Investor Destinations Conservative Fund - March 31, 2026 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

14 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 86,924,727 $ – $ – $ 86,924,727
Investment Companies 323,044,397 – – 323,044,397
Repurchase Agreement – 335,912 – 335,912
Total $ 409,969,124 $ 335,912 $ – $ 410,305,036
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderate Fund - March 31, 2026 (Unaudited) - Statement of Investments - 15
Investment Companies 85 .7%
Shares Value ($)
Alternative Assets 1.6%
Nationwide Strategic Income
Fund, Class R6(a) 2,605,482 26,367,474
Total Alternative Assets
(cost $26,573,394) 26,367,474
Equity Funds 51.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 16,842,777 205,987,159
Nationwide International Equity
Portfolio, Class R6(a) 10,500,225 140,913,021
Nationwide Large Cap Equity
Portfolio, Class R6(a) 13,508,363 138,730,886
NVIT Emerging Markets Fund,
Class Y(a) 2,978,897 45,875,013
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,013,204 45,670,257
NVIT GS International Equity
Insights Fund, Class Y(a) 4,916,017 69,561,634
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 9,220,259 201,831,469
Total Equity Funds
(cost $751,652,986) 848,569,439
Fixed Income Funds 32.9%
Nationwide Bond Portfolio, Class
R6(a) 18,931,143 162,050,584
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 769,218 6,953,729
NVIT Bond Index Fund, Class
Y(a) 18,694,120 169,368,723
NVIT Loomis Core Bond Fund,
Class Y(a) 15,806,762 146,528,682
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,031,552 59,652,053
Total Fixed Income Funds
(cost $555,629,391) 544,553,771
Total Investment Companies
(cost $1,333,855,771) 1,419,490,684
Exchange Traded Funds 14 .3%
Equity Funds 9.1%
iShares Core MSCI EAFE
ETF(b) 365,029 33,046,075
iShares Core S&P 500 ETF 76,841 50,193,309
iShares Core S&P Small-Cap
ETF 271,222 33,715,607
JPMorgan Equity Premium
Income ETF(b) 599,079 33,955,798
Total Equity Funds
(cost $136,377,087) 150,910,789
Fixed Income Funds 5.2%
iShares Core International
Aggregate Bond ETF 1,027,555 51,418,852
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond ETF 366,094 34,387,210
Total Fixed Income Funds
(cost $88,126,240) 85,806,062
Total Exchange Traded Funds
(cost $224,503,327) 236,716,851
Repurchase Agreements 1 .3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $2,000,204,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $2,040,000.(c) 2,000,000 2,000,000
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase price
$8,546,185, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/28/2026
- 11/20/2075; total market
value $8,717,109.(c) 8,545,319 8,545,319
MetLife, Inc., 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$2,000,203, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047; total
market value $2,041,024.(c) 2,000,000 2,000,000
Pershing LLC, 3.64%,
dated 3/31/2026, due
4/1/2026, repurchase price
$9,000,910, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2026
- 1/20/2076; total market
value $9,180,000.(c) 9,000,000 9,000,000
Total Repurchase Agreements
(cost $21,545,319) 21,545,319
Total Investments
(cost $1,579,904,417) — 101.3% 1,677,752,854
Liabilities in excess of other assets — (1.3)% (22,309,116)
NET ASSETS — 100.0% $ 1,655,443,738

16 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Moderate Fund
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $21,454,826, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $21,545,319 and by $502,217 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 5.25%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$22,047,536.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $21,545,319.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderate Fund - March 31, 2026 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Moderate Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 236,716,851 $ – $ – $ 236,716,851
Investment Companies 1,419,490,684 – – 1,419,490,684
Repurchase Agreements – 21,545,319 – 21,545,319
Total $ 1,656,207,535 $ 21,545,319 $ – $ 1,677,752,854
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Aggressive Fund - March 31, 2026 (Unaudited) - Statement of Investments - 19
Investment Companies 87 .6%
Shares Value ($)
Equity Funds 67.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 11,110,369 135,879,816
Nationwide International Equity
Portfolio, Class R6(a) 10,955,043 147,016,672
Nationwide Large Cap Equity
Portfolio, Class R6(a) 11,136,462 114,371,468
NVIT Emerging Markets Fund,
Class Y(a) 2,443,072 37,623,314
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,291,335 37,455,389
NVIT GS International Equity
Insights Fund, Class Y(a) 4,888,409 69,170,984
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 6,176,819 135,210,565
Total Equity Funds
(cost $601,907,571) 676,728,208
Fixed Income Funds 20.3%
Nationwide Bond Portfolio, Class
R6(a) 8,668,297 74,200,623
NVIT Bond Index Fund, Class
Y(a) 7,818,488 70,835,505
NVIT Loomis Core Bond Fund,
Class Y(a) 6,088,769 56,442,891
NVIT Loomis Short Term Bond
Fund, Class Y(a) 324,615 3,210,443
Total Fixed Income Funds
(cost $207,828,410) 204,689,462
Total Investment Companies
(cost $809,735,981) 881,417,670
Exchange Traded Funds 12 .5%
Equity Funds 12.5%
iShares Core MSCI EAFE ETF 219,962 19,913,160
iShares Core S&P 500 ETF 31,226 20,397,136
iShares Core S&P Small-Cap
ETF(b) 519,595 64,590,854
JPMorgan Equity Premium
Income ETF(b) 363,609 20,609,358
Total Exchange Traded Funds
(cost $116,943,897) 125,510,508
Repurchase Agreements 1 .1%
Principal
Amount ($)
BofA Securities, Inc., 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$2,000,203, collateralized
by U.S. Government Agency
Securities, ranging from
4.77% - 5.50%, maturing
7/20/2047 - 10/20/2054;
total market value
$2,040,000.(c) 2,000,000 2,000,000
  Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $200,020,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $204,000.(c) 200,000 200,000
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase price
$8,947,849, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/28/2026
- 11/20/2075; total market
value $9,126,806.(c) 8,946,942 8,946,942
Total Repurchase Agreements
(cost $11,146,942) 11,146,942
Total Investments
(cost $937,826,820) — 101.2% 1,018,075,120
Liabilities in excess of other assets — (1.2)% (11,606,813)
NET ASSETS — 100.0% $ 1,006,468,307
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $66,390,620, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,146,942 and by $55,410,971 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 5.25%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$66,557,913.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $11,146,942.
ETF Exchange Traded Fund

20 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderately Aggressive Fund - March 31, 2026 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 125,510,508 $ – $ – $ 125,510,508
Investment Companies 881,417,670 – – 881,417,670
Repurchase Agreements – 11,146,942 – 11,146,942
Total $ 1,006,928,178 $ 11,146,942 $ – $ 1,018,075,120
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
Investment Companies 80 .2%
Shares Value ($)
Alternative Assets 2.6%
Nationwide Strategic Income
Fund, Class R6(a) 1,179,282 11,934,335
Total Alternative Assets
(cost $12,027,468) 11,934,335
Equity Funds 31.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,779,959 33,998,898
Nationwide International Equity
Portfolio, Class R6(a) 1,905,520 25,572,083
Nationwide Large Cap Equity
Portfolio, Class R6(a) 2,217,873 22,777,561
NVIT Emerging Markets Fund,
Class Y(a) 455,050 7,007,771
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 911,362 10,371,303
NVIT GS International Equity
Insights Fund, Class Y(a) 845,695 11,966,587
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,529,032 33,470,512
Total Equity Funds
(cost $127,966,418) 145,164,715
Fixed Income Funds 46.0%
Nationwide Bond Portfolio, Class
R6(a) 6,867,011 58,781,615
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,579,239 14,276,317
NVIT Bond Index Fund, Class
Y(a) 6,503,261 58,919,544
NVIT Loomis Core Bond Fund,
Class Y(a) 4,699,393 43,563,377
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,651,686 36,115,177
Total Fixed Income Funds
(cost $215,042,663) 211,656,030
Total Investment Companies
(cost $355,036,549) 368,755,080
Exchange Traded Funds 19 .8%
Equity Funds 9.6%
iShares Core MSCI EAFE ETF 149,017 13,490,509
iShares Core S&P 500 ETF 21,067 13,761,175
iShares Core S&P Small-Cap
ETF 61,703 7,670,300
JPMorgan Equity Premium
Income ETF(b) 163,978 9,294,273
Total Equity Funds
(cost $40,056,007) 44,216,257
Fixed Income Funds 10.2%
iShares Core International
Aggregate Bond ETF(b) 561,963 28,120,628
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond ETF 199,349 18,724,852
Total Fixed Income Funds
(cost $48,106,788) 46,845,480
Total Exchange Traded Funds
(cost $88,162,795) 91,061,737
Repurchase Agreements 2 .7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $3,000,307,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $3,060,000.(c) 3,000,000 3,000,000
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase price
$8,760,890, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/28/2026
- 11/20/2075; total market
value $8,936,108.(c) 8,760,002 8,760,002
Pershing LLC, 3.64%, dated
3/31/2026, due 4/1/2026,
repurchase price $500,051,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2026
- 1/20/2076; total market
value $510,000.(c) 500,000 500,000
Total Repurchase Agreements
(cost $12,260,002) 12,260,002
Total Investments
(cost $455,459,346) — 102.7% 472,076,819
Liabilities in excess of other assets — (2.7)% (12,517,561)
NET ASSETS — 100.0% $ 459,559,258

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2026 (Unaudited) - Statement of Investments - 23
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $13,689,710, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $12,260,002 and by $1,611,659 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 4.75%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$13,871,661.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $12,260,002.
ETF Exchange Traded Fund

24 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2026 (Unaudited) - Statement of Investments - 25
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 91,061,737 $ – $ – $ 91,061,737
Investment Companies 368,755,080 – – 368,755,080
Repurchase Agreements – 12,260,002 – 12,260,002
Total $ 459,816,817 $ 12,260,002 $ – $ 472,076,819
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 80.8%
Shares Value ($)
Alternative Assets 1.4%
Nationwide Strategic Income
Fund, Class R6(a) 1,201,916 12,163,395
Total Alternative Assets
(cost $12,258,298) 12,163,395
Equity Funds 49.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,979,529 97,589,635
Nationwide International Equity
Portfolio, Class R6(a) 5,619,630 75,415,439
Nationwide Large Cap Equity
Portfolio, Class R6(a) 6,470,092 66,447,842
NVIT Emerging Markets Fund,
Class Y(a) 1,636,625 25,204,022
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,216,415 25,222,807
NVIT GS International Equity
Insights Fund, Class Y(a) 2,664,373 37,700,883
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 4,319,105 94,545,209
Total Equity Funds
(cost $372,603,738) 422,125,837
Fixed Income Funds 30.3%
Nationwide Bond Portfolio, Class
R6(a) 9,084,184 77,760,613
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 354,306 3,202,925
NVIT Bond Index Fund, Class
Y(a) 9,001,606 81,554,555
NVIT Loomis Core Bond Fund,
Class Y(a) 7,572,264 70,194,889
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,856,030 28,246,135
Total Fixed Income Funds
(cost $264,967,503) 260,959,117
Total Investment Companies
(cost $649,829,539) 695,248,349
Exchange Traded Funds 13.9%
Equity Funds 9.0%
iShares Core MSCI EAFE ETF 195,876 17,732,654
iShares Core S&P 500 ETF 37,460 24,469,247
iShares Core S&P Small-Cap
ETF 147,415 18,325,159
JPMorgan Equity Premium
Income ETF(b) 302,311 17,134,987
Total Equity Funds
(cost $70,062,544) 77,662,047
Fixed Income Funds 4.9%
iShares Core International
Aggregate Bond ETF(b) 499,156 24,977,766
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 177,290 16,652,850
Total Fixed Income Funds
(cost $42,755,694) 41,630,616
Total Exchange Traded Funds
(cost $112,818,238) 119,292,663
Repurchase Agreements 1.4%
Principal
Amount ($)
Bank of America NA, 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$5,000,508, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047; total
market value $5,100,000.(c) 5,000,000 5,000,000
BofA Securities, Inc., 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$2,000,203, collateralized
by U.S. Government Agency
Securities, ranging from
4.77% - 5.50%, maturing
7/20/2047 - 10/20/2054;
total market value
$2,040,000.(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $200,020,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $204,000.(c) 200,000 200,000
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase price
$4,719,981, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/28/2026
- 11/20/2075; total market
value $4,814,380.(c) 4,719,502 4,719,502
Total Repurchase Agreements
(cost $11,919,502) 11,919,502
Total Investments
(cost $774,567,279) — 96.1% 826,460,514
Other assets in excess of liabilities — 3.9% 33,299,852
NET ASSETS — 100.0% $ 859,760,366

NVIT Investor Destinations Managed Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 27
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $28,658,113, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,919,502 and by $16,932,248 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 4.75%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$28,851,750.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $11,919,502.
ETF Exchange Traded Fund
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (328) 6/2026 USD (47,578,040) (1,038,121)
Russell 2000 E-Mini Index (29) 6/2026 USD (3,642,690) (37,354)
S&P 500 E-Mini Index (255) 6/2026 USD (83,777,063) (662,175)
S&P Midcap 400 E-Mini Index (14) 6/2026 USD (4,755,100) (55,176)
Net contracts (1,792,826)
Currency:
USD United States Dollar

28 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Managed Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 119,292,663 $ – $ – $ 119,292,663
Investment Companies 695,248,349 – – 695,248,349
Repurchase Agreements – 11,919,502 – 11,919,502
Total Assets $ 814,541,012 $ 11,919,502 $ – $ 826,460,514
Liabilities:
Futures Contracts $ (1,792,826) $ – $ – $ (1,792,826)
Total Liabilities $ (1,792,826) $ – $ – $ (1,792,826)
Total $ 812,748,186 $ 11,919,502 $ – $ 824,667,688

30 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts $ (1,792,826)
Total $ (1,792,826)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 31
Investment Companies 76.8%
Shares Value ($)
Alternative Assets 1.9%
Nationwide Strategic Income
Fund, Class R6(a) 700,663 7,090,707
Total Alternative Assets
(cost $7,146,033) 7,090,707
Equity Funds 41.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,206,886 39,220,215
Nationwide International Equity
Portfolio, Class R6(a) 1,738,589 23,331,860
Nationwide Large Cap Equity
Portfolio, Class R6(a) 2,294,778 23,567,371
NVIT Emerging Markets Fund,
Class Y(a) 591,806 9,113,814
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 804,873 9,159,458
NVIT GS International Equity
Insights Fund, Class Y(a) 812,101 11,491,227
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,736,871 38,020,116
Total Equity Funds
(cost $136,588,646) 153,904,061
Fixed Income Funds 33.5%
Nationwide Bond Portfolio, Class
R6(a) 4,053,552 34,698,401
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 154,917 1,400,452
NVIT Bond Index Fund, Class
Y(a) 4,397,045 39,837,223
NVIT Loomis Core Bond Fund,
Class Y(a) 2,989,139 27,709,318
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,140,643 21,170,959
Total Fixed Income Funds
(cost $126,282,618) 124,816,353
Total Investment Companies
(cost $270,017,297) 285,811,121
Exchange Traded Funds 18.6%
Equity Funds 8.9%
iShares Core MSCI EAFE ETF 84,979 7,693,149
iShares Core S&P 500 ETF 16,321 10,661,040
iShares Core S&P Small-Cap
ETF(b) 58,237 7,239,441
JPMorgan Equity Premium
Income ETF(b) 130,761 7,411,534
Total Equity Funds
(cost $29,805,740) 33,005,164
Fixed Income Funds 9.7%
iShares Core International
Aggregate Bond ETF 431,678 21,601,167
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond ETF 153,727 14,439,577
Total Fixed Income Funds
(cost $37,014,433) 36,040,744
Total Exchange Traded Funds
(cost $66,820,173) 69,045,908
Repurchase Agreements 1.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $2,000,204,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $2,040,000.(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $200,020,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $204,000.(c) 200,000 200,000
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase price
$1,870,156, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/28/2026
- 11/20/2075; total market
value $1,907,559.(c) 1,869,966 1,869,966
Pershing LLC, 3.64%,
dated 3/31/2026, due
4/1/2026, repurchase price
$1,900,192, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2026
- 1/20/2076; total market
value $1,938,000.(c) 1,900,000 1,900,000
Total Repurchase Agreements
(cost $5,969,966) 5,969,966
Total Investments
(cost $342,807,436) — 97.0% 360,826,995
Other assets in excess of liabilities — 3.0% 11,023,731
NET ASSETS — 100.0% $ 371,850,726

32 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $9,296,492, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $5,969,966 and by $3,481,197 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.75%, and maturity dates ranging from
4/15/2026 - 11/15/2055, a total value of $9,451,163.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $5,969,966.
ETF Exchange Traded Fund
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (33) 6/2026 USD (4,786,815) (124,933)
Russell 2000 E-Mini Index (4) 6/2026 USD (502,440) (8,090)
S&P 500 E-Mini Index (30) 6/2026 USD (9,856,125) (175,001)
S&P Midcap 400 E-Mini Index (2) 6/2026 USD (679,300) (11,545)
Net contracts (319,569)
Currency:
USD United States Dollar

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 33
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

34 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 69,045,908 $ – $ – $ 69,045,908
Investment Companies 285,811,121 – – 285,811,121
Repurchase Agreements – 5,969,966 – 5,969,966
Total Assets $ 354,857,029 $ 5,969,966 $ – $ 360,826,995
Liabilities:
Futures Contracts $ (319,569) $ – $ – $ (319,569)
Total Liabilities $ (319,569) $ – $ – $ (319,569)
Total $ 354,537,460 $ 5,969,966 $ – $ 360,507,426

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 35
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts $ (319,569)
Total $ (319,569)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - March 31, 2026 (Unaudited) - Statement of Investments - 1
Investment Companies 94 .5%
Shares Value ($)
Equity Funds 86.5%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 4,620,799 47,455,603
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 865,677 9,851,409
NVIT GS International Equity
Insights Fund, Class Y(a) 2,285,109 32,334,291
NVIT GS Large Cap Equity
Fund, Class Y(a) 4,028,363 48,582,058
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,590,063 19,923,492
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,171,061 47,524,521
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,351,858 47,957,473
Total Equity Funds
(cost $231,895,189) 253,628,847
Fixed Income Funds 8.0%
Nationwide Loomis Core Bond
Fund, Class R6(a) 320,651 3,033,359
Investment Companies
Shares Value ($)
NVIT Loomis Core Bond Fund,
Class Y(a) 2,209,678 20,483,719
Total Fixed Income Funds
(cost $23,390,936) 23,517,078
Total Investment Companies
(cost $255,286,125) 277,145,925
Exchange Traded Funds 5 .5%
Equity Funds 5.5%
iShares Core MSCI EAFE ETF 18,767 1,698,976
iShares Core S&P 500 ETF 13,379 8,739,297
JPMorgan Equity Premium
Income ETF 103,409 5,861,222
Total Exchange Traded Funds
(cost $15,208,722) 16,299,495
Total Investments
(cost $270,494,847) — 100.0% 293,445,420
Liabilities in excess of other assets — 0.0%
†
(104,225)
NET ASSETS — 100.0% $ 293,341,195
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,299,495 $ – $ – $ 16,299,495
Investment Companies 277,145,925 – – 277,145,925
Total $ 293,445,420 $ – $ – $ 293,445,420
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - March 31, 2026 (Unaudited) - Statement of Investments - 3
Investment Companies 94 .6%
Shares Value ($)
Equity Funds 72.2%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 6,273,463 64,428,466
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,118,751 12,731,388
NVIT GS International Equity
Insights Fund, Class Y(a) 2,713,627 38,397,827
NVIT GS Large Cap Equity
Fund, Class Y(a) 5,748,883 69,331,529
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,575,198 19,737,230
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,881,036 63,065,888
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 6,497,454 71,601,946
Total Equity Funds
(cost $305,005,538) 339,294,274
Fixed Income Funds 22.4%
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,027,761 9,722,620
NVIT Loomis Core Bond Fund,
Class Y(a) 9,223,045 85,497,626
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 987,089 9,762,314
Total Fixed Income Funds
(cost $108,994,901) 104,982,560
Total Investment Companies
(cost $414,000,439) 444,276,834
Exchange Traded Funds 5 .4%
Equity Funds 5.4%
iShares Core MSCI EAFE ETF 17,129 1,550,688
iShares Core S&P 500 ETF 21,778 14,225,607
JPMorgan Equity Premium
Income ETF 174,220 9,874,790
Total Exchange Traded Funds
(cost $24,144,166) 25,651,085
Total Investments
(cost $438,144,605) — 100.0% 469,927,919
Liabilities in excess of other assets — 0.0%
†
(163,927)
NET ASSETS — 100.0% $ 469,763,992
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

4 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 25,651,085 $ – $ – $ 25,651,085
Investment Companies 444,276,834 – – 444,276,834
Total $ 469,927,919 $ – $ – $ 469,927,919
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - March 31, 2026 (Unaudited) - Statement of Investments - 5
Investment Companies 94 .1%
Shares Value ($)
Equity Funds 55.8%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 18,928,104 194,391,630
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,251,999 25,627,748
NVIT GS International Equity
Insights Fund, Class Y(a) 5,377,629 76,093,452
NVIT GS Large Cap Equity
Fund, Class Y(a) 17,385,293 209,666,634
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,009,391 37,707,671
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 8,708,114 190,620,621
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 19,270,532 212,361,258
Total Equity Funds
(cost $858,776,660) 946,469,014
Fixed Income Funds 38.3%
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,667,481 44,154,367
NVIT Loomis Core Bond Fund,
Class Y(a) 54,194,360 502,381,716
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 10,475,301 103,600,727
Total Fixed Income Funds
(cost $696,366,089) 650,136,810
Total Investment Companies
(cost $1,555,142,749) 1,596,605,824
Exchange Traded Funds 5 .9%
Equity Funds 5.9%
iShares Core MSCI EAFE ETF 165,579 14,989,867
iShares Core S&P 500 ETF 78,133 51,037,257
JPMorgan Equity Premium
Income ETF 608,192 34,472,322
Total Exchange Traded Funds
(cost $91,881,508) 100,499,446
Total Investments
(cost $1,647,024,257) — 100.0% 1,697,105,270
Liabilities in excess of other assets — 0.0%
†
(586,912)
NET ASSETS — 100.0% $ 1,696,518,358
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

6 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 100,499,446 $ – $ – $ 100,499,446
Investment Companies 1,596,605,824 – – 1,596,605,824
Total $ 1,697,105,270 $ – $ – $ 1,697,105,270
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - March 31, 2026 (Unaudited) - Statement of Investments - 7
Investment Companies 94 .2%
Shares Value ($)
Equity Funds 36.7%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 2,550,799 26,196,708
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 695,952 7,919,939
NVIT GS International Equity
Insights Fund, Class Y(a) 1,618,949 22,908,131
NVIT GS Large Cap Equity
Fund, Class Y(a) 2,731,163 32,937,831
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 444,451 5,568,977
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,176,196 25,746,931
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,588,414 39,544,321
Total Equity Funds
(cost $143,510,410) 160,822,838
Fixed Income Funds 57.5%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 998,396 9,025,500
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,895,906 17,935,267
NVIT Loomis Core Bond Fund,
Class Y(a) 18,954,220 175,705,622
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,930,926 48,766,856
Total Fixed Income Funds
(cost $268,540,809) 251,433,245
Total Investment Companies
(cost $412,051,219) 412,256,083
Exchange Traded Funds 5 .8%
Equity Funds 5.8%
iShares Core MSCI EAFE ETF 42,177 3,818,284
iShares Core S&P 500 ETF 19,841 12,960,340
JPMorgan Equity Premium
Income ETF 154,412 8,752,072
Total Exchange Traded Funds
(cost $23,321,806) 25,530,696
Total Investments
(cost $435,373,025) — 100.0% 437,786,779
Liabilities in excess of other assets — 0.0%
†
(173,043)
NET ASSETS — 100.0% $ 437,613,736
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

8 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 25,530,696 $ – $ – $ 25,530,696
Investment Companies 412,256,083 – – 412,256,083
Total $ 437,786,779 $ – $ – $ 437,786,779
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - March 31, 2026 (Unaudited) - Statement of Investments - 9
Investment Companies 94 .9%
Shares Value ($)
Equity Funds 19.5%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,397,258 14,349,835
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 340,045 3,869,716
NVIT GS International Equity
Insights Fund, Class Y(a) 765,389 10,830,261
NVIT GS Large Cap Equity
Fund, Class Y(a) 1,052,503 12,693,188
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 129,430 1,621,759
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 651,050 14,251,482
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,121,378 23,377,588
Total Equity Funds
(cost $72,738,325) 80,993,829
Fixed Income Funds 75.4%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,878,221 16,979,115
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,457,473 23,247,691
NVIT Loomis Core Bond Fund,
Class Y(a) 23,569,021 218,484,825
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,533,693 54,728,226
Total Fixed Income Funds
(cost $326,235,779) 313,439,857
Total Investment Companies
(cost $398,974,104) 394,433,686
Exchange Traded Funds 5 .1%
Equity Funds 5.1%
iShares Core MSCI EAFE ETF 26,468 2,396,148
iShares Core S&P 500 ETF 16,218 10,593,760
JPMorgan Equity Premium
Income ETF 145,559 8,250,284
Total Exchange Traded Funds
(cost $19,627,369) 21,240,192
Total Investments
(cost $418,601,473) — 100.0% 415,673,878
Liabilities in excess of other assets — 0.0%
†
(166,025)
NET ASSETS — 100.0% $ 415,507,853
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

10 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 21,240,192 $ – $ – $ 21,240,192
Investment Companies 394,433,686 – – 394,433,686
Total $ 415,673,878 $ – $ – $ 415,673,878
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - March 31, 2026 (Unaudited) - Statement of Investments - 11
Investment Companies 94 .1%
Shares Value ($)
Equity Funds 43.6%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 11,001,825 112,988,746
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,299,885 26,172,687
NVIT GS International Equity
Insights Fund, Class Y(a) 3,921,132 55,484,017
NVIT GS Large Cap Equity
Fund, Class Y(a) 10,392,489 125,333,411
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,926,692 24,141,446
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,020,071 109,889,344
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 12,949,341 142,701,734
Total Equity Funds
(cost $534,394,738) 596,711,385
Fixed Income Funds 50.5%
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,293,745 50,078,832
NVIT Loomis Core Bond Fund,
Class Y(a) 55,653,020 515,903,496
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 12,698,769 125,590,825
Total Fixed Income Funds
(cost $745,880,173) 691,573,153
Total Investment Companies
(cost $1,280,274,911) 1,288,284,538
Exchange Traded Funds 5 .9%
Equity Funds 5.9%
iShares Core MSCI EAFE ETF 136,203 12,330,458
iShares Core S&P 500 ETF 62,731 40,976,516
JPMorgan Equity Premium
Income ETF 496,004 28,113,507
Total Exchange Traded Funds
(cost $74,389,488) 81,420,481
Total Investments
(cost $1,354,664,399) — 100.0% 1,369,705,019
Liabilities in excess of other assets — 0.0%
†
(485,059)
NET ASSETS — 100.0% $ 1,369,219,960
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

12 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 81,420,481 $ – $ – $ 81,420,481
Investment Companies 1,288,284,538 – – 1,288,284,538
Total $ 1,369,705,019 $ – $ – $ 1,369,705,019
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - March 31, 2026 (Unaudited) - Statement of Investments - 13
Investment Companies 94 .0%
Shares Value ($)
Equity Funds 63.9%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 23,380,008 240,112,685
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,200,186 36,418,111
NVIT GS International Equity
Insights Fund, Class Y(a) 4,765,291 67,428,865
NVIT GS Large Cap Equity
Fund, Class Y(a) 20,178,599 243,353,898
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,395,877 55,080,335
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 10,895,227 238,496,510
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 19,664,923 216,707,452
Total Equity Funds
(cost $1,000,884,490) 1,097,597,856
Fixed Income Funds 30.1%
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,721,316 35,203,654
NVIT Loomis Core Bond Fund,
Class Y(a) 46,407,338 430,196,022
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,283,006 52,248,928
Total Fixed Income Funds
(cost $554,407,591) 517,648,604
Total Investment Companies
(cost $1,555,292,081) 1,615,246,460
Exchange Traded Funds 6 .0%
Equity Funds 6.0%
iShares Core MSCI EAFE ETF 176,475 15,976,282
iShares Core S&P 500 ETF 79,275 51,783,223
JPMorgan Equity Premium
Income ETF 620,024 35,142,960
Total Exchange Traded Funds
(cost $94,040,858) 102,902,465
Total Investments
(cost $1,649,332,939) — 100.0% 1,718,148,925
Liabilities in excess of other assets — 0.0%
†
(665,143)
NET ASSETS — 100.0% $ 1,717,483,782
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

14 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 102,902,465 $ – $ – $ 102,902,465
Investment Companies 1,615,246,460 – – 1,615,246,460
Total $ 1,718,148,925 $ – $ – $ 1,718,148,925
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 15
Investment Companies 88 .6%
Shares Value ($)
Equity Funds 41.4%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 3,426,798 35,193,214
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 818,402 9,313,420
NVIT GS International Equity
Insights Fund, Class Y(a) 1,379,975 19,526,643
NVIT GS Large Cap Equity
Fund, Class Y(a) 3,213,790 38,758,311
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 659,505 8,263,594
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,528,461 33,458,021
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,039,130 44,511,217
Total Equity Funds
(cost $167,754,920) 189,024,420
Fixed Income Funds 47.2%
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,594,619 15,085,095
NVIT Loomis Core Bond Fund,
Class Y(a) 17,403,753 161,332,790
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,938,482 38,951,589
Total Fixed Income Funds
(cost $222,153,228) 215,369,474
Total Investment Companies
(cost $389,908,148) 404,393,894
Exchange Traded Funds 5 .7%
Equity Funds 5.7%
iShares Core MSCI EAFE ETF 46,745 4,231,825
iShares Core S&P 500 ETF 19,856 12,970,138
JPMorgan Equity Premium
Income ETF 160,001 9,068,856
Total Exchange Traded Funds
(cost $24,055,193) 26,270,819
Total Investments
(cost $413,963,341) — 94.3% 430,664,713
Other assets in excess of liabilities — 5.7% 25,859,701
NET ASSETS — 100.0% $ 456,524,414
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (22) 6/2026 USD (3,191,210) (74,907)
Russell 2000 E-Mini Index (6) 6/2026 USD (753,660) (13,855)
S&P 500 E-Mini Index (54) 6/2026 USD (17,741,025) (322,050)
S&P Midcap 400 E-Mini Index (3) 6/2026 USD (1,018,950) (17,808)
Net contracts (428,620)
Currency:
USD United States Dollar

16 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,270,819 $ – $ – $ 26,270,819
Investment Companies 404,393,894 – – 404,393,894
Total Assets $ 430,664,713 $ – $ – $ 430,664,713
Liabilities:
Futures Contracts $ (428,620) $ – $ – $ (428,620)
Total Liabilities $ (428,620) $ – $ – $ (428,620)
Total $ 430,236,093 $ – $ – $ 430,236,093

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (428,620)
Total $ (428,620)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 87 .7%
Shares Value ($)
Equity Funds 51.3%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 10,190,840 104,659,928
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,244,723 14,164,943
NVIT GS International Equity
Insights Fund, Class Y(a) 2,899,927 41,033,960
NVIT GS Large Cap Equity
Fund, Class Y(a) 9,342,745 112,673,504
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,628,713 20,407,779
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 4,667,815 102,178,464
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 10,340,177 113,948,754
Total Equity Funds
(cost $458,304,443) 509,067,332
Fixed Income Funds 36.4%
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,513,199 23,774,859
Investment Companies
Shares Value ($)
NVIT Loomis Core Bond Fund,
Class Y(a) 30,198,617 279,941,183
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,814,602 57,506,415
Total Fixed Income Funds
(cost $369,611,339) 361,222,457
Total Investment Companies
(cost $827,915,782) 870,289,789
Exchange Traded Funds 5 .5%
Equity Funds 5.5%
iShares Core MSCI EAFE ETF 90,078 8,154,761
iShares Core S&P 500 ETF 42,478 27,747,055
JPMorgan Equity Premium
Income ETF 329,250 18,661,890
Total Exchange Traded Funds
(cost $49,854,873) 54,563,706
Total Investments
(cost $877,770,655) — 93.2% 924,853,495
Other assets in excess of liabilities — 6.8% 67,066,378
NET ASSETS — 100.0% $ 991,919,873
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (145) 6/2026 USD (21,032,975) (430,006)
Russell 2000 E-Mini Index (51) 6/2026 USD (6,406,110) (55,085)
S&P 500 E-Mini Index (441) 6/2026 USD (144,885,038) (602,287)
S&P Midcap 400 E-Mini Index (23) 6/2026 USD (7,811,950) (75,849)
Net contracts (1,163,227)
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 54,563,706 $ – $ – $ 54,563,706
Investment Companies 870,289,789 – – 870,289,789
Total Assets $ 924,853,495 $ – $ – $ 924,853,495
Liabilities:
Futures Contracts $ (1,163,227) $ – $ – $ (1,163,227)
Total Liabilities $ (1,163,227) $ – $ – $ (1,163,227)
Total $ 923,690,268 $ – $ – $ 923,690,268

20 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,163,227)
Total $ (1,163,227)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Managed Global Allocation Fund - March 31, 2026 (Unaudited) - Statement of Investments - 1
Investment Company 94 .0%
Shares Value ($)
Alternative Assets 94.0%
BlackRock Global Allocation VI
Fund, Class I 16,629,573 286,693,840
Total Alternative Assets
(cost $263,094,937) 286,693,840
Total Investment Company
(cost $263,094,937) 286,693,840
Total Investments
(cost $263,094,937) — 94.0% 286,693,840
Other assets in excess of liabilities — 6.0% 18,234,098
NET ASSETS — 100.0% $ 304,927,938
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (14) 6/2026 USD (2,030,770) (43,818)
S&P 500 E-Mini Index (12) 6/2026 USD (3,942,450) (68,518)
Net contracts (112,336)
Currency:
USD United States Dollar

2 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 286,693,840 $ – $ – $ 286,693,840
Total Assets $ 286,693,840 $ – $ – $ 286,693,840
Liabilities:
Futures Contracts $ (112,336) $ – $ – $ (112,336)
Total Liabilities $ (112,336) $ – $ – $ (112,336)
Total $ 286,581,504 $ – $ – $ 286,581,504

NVIT BlackRock Managed Global Allocation Fund - March 31, 2026 (Unaudited) - Statement of Investments - 3
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (112,336)
Total $ (112,336)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Exchange Traded Funds 99 .9%
Shares Value ($)
Fixed Income Funds 99.9%
iShares Core 10+ Year USD
Bond ETF(a) 205,417 10,061,325
iShares Core 1-5 Year USD
Bond ETF 315,604 15,294,170
iShares Core U.S. Aggregate
Bond ETF(a) 512,299 50,855,922
iShares Core Universal USD
Bond ETF(a) 219,961 10,159,998
iShares MBS ETF 107,976 10,252,321
iShares U.S. Treasury Bond ETF 221,717 5,079,536
Total Exchange Traded Funds
(cost $104,813,242) 101,703,272
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase price
$113,411, collateralized by
U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/28/2026
- 11/20/2075; total market
value $115,680.(b) 113,400 113,400
Total Repurchase Agreement
(cost $113,400) 113,400
Total Investments
(cost $104,926,642) — 100.0% 101,816,672
Other assets in excess of liabilities — 0.0%
†
48,497
NET ASSETS — 100.0% $ 101,865,169
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $1,931,871, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $113,400 and by $1,854,185 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.75%, and maturity dates ranging from
4/15/2026 - 11/15/2055, a total value of $1,967,585.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $113,400.
ETF Exchange Traded Fund

NVIT iShares
®
Fixed Income ETF Fund - March 31, 2026 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 101,703,272 $ – $ – $ 101,703,272
Repurchase Agreement – 113,400 – 113,400
Total $ 101,703,272 $ 113,400 $ – $ 101,816,672
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 100 .1%
Shares Value ($)
Equity Funds 100.1%
iShares Core MSCI EAFE ETF 57,975 5,248,477
iShares Core MSCI International
Developed Markets ETF(a) 252,261 21,081,452
iShares Core S&P 500 ETF 65,638 42,875,398
iShares Core S&P Total U.S.
Stock Market ETF(a) 94,149 13,409,642
iShares MSCI USA Momentum
Factor ETF(a) 22,279 5,346,737
iShares MSCI USA Quality
Factor ETF 13,916 2,669,228
iShares U.S. Equity Factor
Rotation Active ETF 277,881 16,167,116
Total Exchange Traded Funds
(cost $93,759,221) 106,798,050
Repurchase Agreements 7 .6%
Principal
Amount ($)
BofA Securities, Inc., 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$3,000,305, collateralized
by U.S. Government Agency
Securities, ranging from
4.77% - 5.50%, maturing
7/20/2047 - 10/20/2054;
total market value
$3,060,000.(b) 3,000,000 3,000,000
  Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase price
$5,130,021, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/28/2026
- 11/20/2075; total market
value $5,232,621.(b) 5,129,501 5,129,501
Total Repurchase Agreements
(cost $8,129,501) 8,129,501
Total Investments
(cost $101,888,722) — 107.7% 114,927,551
Liabilities in excess of other assets — (7.7)% (8,264,049)
NET ASSETS — 100.0% $ 106,663,502
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $22,699,993, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,129,501 and by $14,333,283 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.63% - 4.75%, and maturity
dates ranging from 8/15/2028 - 8/15/2054, a total value of
$22,462,784.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $8,129,501.
ETF Exchange Traded Fund

NVIT iShares
®
Global Equity ETF Fund - March 31, 2026 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 106,798,050 $ – $ – $ 106,798,050
Repurchase Agreements – 8,129,501 – 8,129,501
Total $ 106,798,050 $ 8,129,501 $ – $ 114,927,551
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 95 .0%
Shares Value ($)
Equity Fund 95.0%
American Funds Growth-Income
Fund, Class 1 9,500,307 616,759,914
Total Investment Company
(cost $438,292,977) 616,759,914
Total Investments
(cost $438,292,977) — 95.0% 616,759,914
Other assets in excess of liabilities — 5.0% 32,331,239
NET ASSETS — 100.0% $ 649,091,153
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (1) 6/2026 USD (145,055) (2,387)
S&P 500 E-Mini Index (10) 6/2026 USD (3,285,375) (50,625)
S&P Midcap 400 E-Mini Index (1) 6/2026 USD (339,650) (5,223)
Net contracts (58,235)
Currency:
USD United States Dollar

NVIT Managed American Funds Growth-Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 616,759,914 $ – $ – $ 616,759,914
Total Assets $ 616,759,914 $ – $ – $ 616,759,914
Liabilities:
Futures Contracts $ (58,235) $ – $ – $ (58,235)
Total Liabilities $ (58,235) $ – $ – $ (58,235)
Total $ 616,701,679 $ – $ – $ 616,701,679

10 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (58,235)
Total $ (58,235)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Asset Allocation Fund - March 31, 2026 (Unaudited) - Statement of Investments - 11
Investment Companies 94 .2%
Shares Value ($)
Balanced Fund 28.3%
American Balanced Fund, Class
R6 19,094,667 705,929,840
Total Balanced Fund
(cost $633,627,242) 705,929,840
Equity Funds 46.7%
American Funds Growth Fund,
Class 1 5,394,853 695,288,689
American Funds Washington
Mutual Investors Fund, Class
1 26,647,016 469,520,430
Total Equity Funds
(cost $907,474,402) 1,164,809,119
Investment Companies
Shares Value ($)
Fixed Income Funds 19.2%
American Funds U.S.
Government Securities Fund,
Class 1 12,077,458 119,325,289
Bond Fund of America (The),
Class R6 31,716,260 358,710,900
Total Fixed Income Funds
(cost $488,324,054) 478,036,189
Total Investment Companies
(cost $2,029,425,698) 2,348,775,148
Total Investments
(cost $2,029,425,698) — 94.2% 2,348,775,148
Other assets in excess of liabilities — 5.8% 144,866,142
NET ASSETS — 100.0% $ 2,493,641,290
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (27) 6/2026 USD (3,916,485) (93,918)
Russell 2000 E-Mini Index (5) 6/2026 USD (628,050) (11,383)
S&P 500 E-Mini Index (204) 6/2026 USD (67,021,650) (1,236,458)
S&P Midcap 400 E-Mini Index (12) 6/2026 USD (4,075,800) (70,901)
Net contracts (1,412,660)
Currency:
USD United States Dollar

12 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Managed American Funds Asset Allocation Fund - March 31, 2026 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,348,775,148 $ – $ – $ 2,348,775,148
Total Assets $ 2,348,775,148 $ – $ – $ 2,348,775,148
Liabilities:
Futures Contracts $ (1,412,660) $ – $ – $ (1,412,660)
Total Liabilities $ (1,412,660) $ – $ – $ (1,412,660)
Total $ 2,347,362,488 $ – $ – $ 2,347,362,488
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,412,660)
Total $ (1,412,660)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 1
Common Stocks 98 .0%
Shares Value ($)
AUSTRALIA 0 .6%
Metals & Mining 0 .6%
Anglogold Ashanti plc 20,877 2,094,712
BELGIUM 0 .4%
Metals & Mining 0 .4%
Viohalco SA 110,177 1,627,283
BRAZIL 5 .5%
Banks 1 .0%
Banco Bradesco SA, ADR 583,500 2,129,775
Banco Bradesco SA 73,500 237,108
Itau Unibanco Holding SA
(Preference) 167,200 1,403,488
3,770,371
Communications Equipment 0 .1%
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 132,700 375,311
Electric Utilities 1 .5%
Axia Energia 316,400 3,577,012
Axia Energia (Preference) * 157,800 1,851,842
5,428,854
Metals & Mining 1 .3%
Vale SA, Class B, ADR (a) 295,500 4,701,405
Oil, Gas & Consumable Fuels 1 .5%
Petroleo Brasileiro SA, ADR 70,900 1,471,175
Petroleo Brasileiro SA (Preference) 433,000 4,068,479
5,539,654
Pharmaceuticals 0 .1%
Hypera SA * 55,200 248,087
Water Utilities 0 .0%
†
Cia De Sanena Do Parana * 7,200 61,897
20,125,579
CHILE 0 .4%
Banks 0 .1%
Banco de Chile 1,521,070 276,081
Banco de Credito e Inversiones SA 2,040 132,144
408,225
Chemicals 0 .1%
Sociedad Quimica y Minera de
Chile SA, ADR *(a) 5,952 481,755
Industrial Conglomerates 0 .0%
†
Quinenco SA 3,522 16,407
Marine Transportation 0 .1%
Cia Sud Americana de Vapores SA 6,174,266 323,291
Passenger Airlines 0 .1%
Latam Airlines Group SA 13,765,292 338,983
1,568,661
CHINA 23 .7%
Automobile Components 0 .3%
Huayu Automotive Systems Co.
Ltd., Class A 413,486 1,155,772
Automobiles 1 .0%
BYD Co. Ltd., Class A 24,900 380,668
BYD Co. Ltd., Class H 15,600 213,883
Geely Automobile Holdings Ltd. 323,000 871,481
Yadea Group Holdings Ltd. Reg.
S (b) 1,292,000 2,192,075
3,658,107
Common Stocks
Shares Value ($)
CHINA
Banks 0 .4%
China CITIC Bank Corp. Ltd.,
Class A 217,200 261,481
China Construction Bank Corp.,
Class H 401,000 435,525
Industrial & Commercial Bank of
China Ltd., Class H 976,000 866,103
1,563,109
Biotechnology 0 .5%
3SBio, Inc. Reg. S (b) 224,500 660,144
Innovent Biologics, Inc. Reg. S *(b) 109,500 1,201,307
1,861,451
Broadline Retail 2 .8%
Alibaba Group Holding Ltd. 506,500 7,973,587
JD.com, Inc., Class A 118,550 1,748,653
PDD Holdings, Inc., ADR * 2,880 294,278
10,016,518
Capital Markets 0 .2%
China Galaxy Securities Co. Ltd.,
Class H 586,000 595,294
Chemicals 0 .5%
Qinghai Salt Lake Industry Co.
Ltd., Class A * 242,889 1,315,089
Sinopec Shanghai Petrochemical
Co. Ltd., Class H 682,000 106,908
Yunnan Energy New Material
Group Co. Ltd., Class A * 35,100 348,856
Zhejiang Longsheng Group Co.
Ltd., Class A 78,300 148,675
1,919,528
Construction & Engineering 0 .4%
China Conch Venture Holdings
Ltd. 103,500 151,961
Sinopec Engineering Group Co.
Ltd., Class H 1,669,500 1,251,319
1,403,280
Diversified Telecommunication Services 0 .1%
CITIC Telecom International
Holdings Ltd. 1,414,000 488,764
Electrical Equipment 1 .7%
Contemporary Amperex
Technology Co. Ltd., Class A 51,400 3,012,729
Harbin Electric Co. Ltd., Class H 390,000 1,087,054
Sun King Technology Group Ltd. 1,878,000 382,178
Sungrow Power Supply Co. Ltd.,
Class A 58,800 1,292,829
Zhejiang Chint Electrics Co. Ltd.,
Class A 76,200 363,675
6,138,465
Electronic Equipment, Instruments & Components 0 .5%
AAC Technologies Holdings, Inc. 75,000 319,985
Accelink Technologies Co. Ltd.,
Class A 19,600 243,733
Kingboard Holdings Ltd. 53,000 227,824
Q Technology Group Co. Ltd. Reg.
S (a) 456,000 434,355
Shengyi Technology Co. Ltd.,
Class A 80,400 645,893
1,871,790
Energy Equipment & Services 0 .5%
Anton Oilfield Services Group 5,698,000 780,427

2 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Energy Equipment & Services
China Oilfield Services Ltd., Class
H 778,000 888,551
1,668,978
Entertainment 0 .3%
NetEase, Inc. 31,600 703,085
Zhejiang Century Huatong Group
Co. Ltd., Class A * 122,000 285,453
988,538
Financial Services 0 .1%
China Development Bank
Financial Leasing Co. Ltd.,
Class H Reg. S (b) 1,106,000 197,010
Hotels, Restaurants & Leisure 0 .9%
H World Group Ltd. 111,500 562,809
H World Group Ltd., ADR 32,000 1,609,280
Trip.com Group Ltd. * 20,500 1,013,916
3,186,005
Household Durables 0 .0%
†
TCL Electronics Holdings Ltd. 53,000 87,845
Independent Power and Renewable Electricity Producers 0 .8%
China Resources Power Holdings
Co. Ltd. 110,000 257,445
China Yangtze Power Co. Ltd.,
Class A 284,600 1,115,362
Datang International Power
Generation Co. Ltd., Class A 478,000 273,844
Datang International Power
Generation Co. Ltd., Class H 392,000 126,101
Huaneng Power International, Inc.,
Class H 868,000 653,799
Shenergy Co. Ltd., Class A 351,800 454,298
2,880,849
Insurance 2 .4%
China Life Insurance Co. Ltd.,
Class H 911,000 2,910,869
China Pacific Insurance Group Co.
Ltd., Class H 329,600 1,354,367
China Reinsurance Group Corp.,
Class H 3,118,000 588,579
People's Insurance Co. Group of
China Ltd. (The), Class H 1,358,000 944,809
PICC Property & Casualty Co.
Ltd., Class H 1,618,000 2,981,422
8,780,046
Interactive Media & Services 4 .8%
Bilibili, Inc., Class Z *(a) 20,680 466,299
Kuaishou Technology Reg. S (b) 400,400 2,358,106
Tencent Holdings Ltd. 225,000 14,204,677
17,029,082
Life Sciences Tools & Services 0 .2%
Wuxi Biologics Cayman, Inc. Reg.
S *(b) 143,000 609,655
Machinery 1 .0%
CIMC Enric Holdings Ltd. (a) 56,000 71,968
Lonking Holdings Ltd. 3,229,000 1,237,023
Sany Heavy Equipment
International Holdings Co. Ltd. 199,000 290,472
Sinotruk Hong Kong Ltd. 8,500 43,286
Weichai Power Co. Ltd., Class A 96,800 349,155
Weichai Power Co. Ltd., Class H 185,000 659,470
Common Stocks
Shares Value ($)
CHINA
Machinery
Yangzijiang Shipbuilding Holdings
Ltd. 99,800 296,554
ZCZL Industrial Technology Group
Co. Ltd., Class H 38,400 88,945
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 140,800 656,829
3,693,702
Marine Transportation 0 .8%
COSCO SHIPPING Holdings Co.
Ltd., Class A 354,400 772,019
COSCO SHIPPING Holdings Co.
Ltd., Class H (a) 176,000 335,163
SITC International Holdings Co.
Ltd. 419,000 1,849,764
2,956,946
Metals & Mining 2 .1%
Aluminum Corp. of China Ltd.,
Class H 524,000 763,106
Baoshan Iron & Steel Co. Ltd.,
Class A 1,427,523 1,330,331
China Gold International
Resources Corp. Ltd. 23,300 463,702
China Hongqiao Group Ltd. 381,500 1,738,025
China Nonferrous Mining Corp.
Ltd. 98,000 146,350
China Oriental Group Co. Ltd. 1,604,000 258,959
CMOC Group Ltd., Class H 351,000 737,414
Henan Shenhuo Coal Industry &
Electricity Power Co. Ltd., Class
A 106,190 477,750
Jiangxi Copper Co. Ltd., Class H 296,000 1,315,583
Western Mining Co. Ltd., Class A 132,100 488,128
7,719,348
Oil, Gas & Consumable Fuels 0 .0%
†
China Coal Energy Co. Ltd., Class
H 61,000 101,599
Paper & Forest Products 0 .1%
Lee & Man Paper Manufacturing
Ltd. 908,000 401,370
Pharmaceuticals 1 .0%
China Shineway Pharmaceutical
Group Ltd. 321,000 370,049
Consun Pharmaceutical Group
Ltd. 237,000 504,576
Simcere Pharmaceutical Group
Ltd. Reg. S (b) 184,000 299,662
Sino Biopharmaceutical Ltd. 3,410,000 2,585,174
3,759,461
Semiconductors & Semiconductor Equipment 0 .1%
TongFu Microelectronics Co. Ltd.,
Class A 47,800 292,619
Transportation Infrastructure 0 .1%
Qingdao Port International Co.
Ltd., Class H Reg. S (b) 334,000 289,944
Water Utilities 0 .1%
Guangdong Investment Ltd. 248,000 249,952
85,565,027

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
COLOMBIA 0 .1%
Banks 0 .1%
Grupo Cibest SA, ADR 4,342 316,141
GREECE 0 .1%
Marine Transportation 0 .1%
Star Bulk Carriers Corp. 8,500 195,245
Oil, Gas & Consumable Fuels 0 .0%
†
HELLENiQ ENERGY Holdings
S.A. 26,328 301,103
496,348
HONG KONG 0 .8%
Electronic Equipment, Instruments & Components 0 .5%
Kingboard Laminates Holdings
Ltd. 186,000 468,339
Wasion Holdings Ltd. 324,000 1,173,465
1,641,804
Food Products 0 .1%
WH Group Ltd. Reg. S (b) 395,000 520,486
Household Durables 0 .1%
Skyworth Group Ltd. * 400,000 315,042
Marine Transportation 0 .1%
Orient Overseas International Ltd.
(a) 21,500 385,255
2,862,587
INDIA 12 .1%
Automobile Components 0 .3%
Bharat Forge Ltd. 32,666 598,539
Bosch Ltd. 1,265 395,831
Samvardhana Motherson
International Ltd. 100,674 117,118
1,111,488
Automobiles 1 .0%
Eicher Motors Ltd. 30,492 2,193,421
Mahindra & Mahindra Ltd. 38,107 1,231,323
TVS Motor Co. Ltd. 2,659 97,344
3,522,088
Banks 3 .4%
Bank of India 471,273 688,886
Canara Bank 343,616 464,221
HDFC Bank Ltd. 714,444 5,680,810
ICICI Bank Ltd., ADR 93,116 2,411,705
Punjab National Bank 135,385 149,765
State Bank of India 193,765 2,065,020
Yes Bank Ltd. * 2,781,884 520,372
11,980,779
Capital Markets 0 .1%
HDFC Asset Management Co. Ltd.
Reg. S (b) 11,776 285,159
Chemicals 0 .1%
Atul Ltd. 2,979 203,447
Communications Equipment 0 .1%
Astra Microwave Products Ltd. 27,371 247,913
Construction & Engineering 0 .3%
Larsen & Toubro Ltd. 30,277 1,128,929
Consumer Finance 0 .0%
†
Muthoot Finance Ltd. 2,824 94,877
Common Stocks
Shares Value ($)
INDIA
Diversified Telecommunication Services 0 .4%
Indus Towers Ltd. * 320,453 1,421,113
Electrical Equipment 1 .0%
ABB India Ltd. 16,782 1,058,942
GE Vernova T&D India Ltd. 23,643 948,251
Graphite India Ltd. 46,445 304,456
Hitachi Energy India Ltd. 4,517 1,164,656
3,476,305
Independent Power and Renewable Electricity Producers 0 .2%
NTPC Ltd. 115,647 461,044
ReNew Energy Global plc, Class
A * 73,700 337,546
798,590
IT Services 0 .4%
Infosys Ltd., ADR (a) 96,022 1,297,257
Machinery 0 .3%
Cummins India Ltd. 3,288 157,694
Escorts Kubota Ltd. 22,773 681,355
Jamna Auto Industries Ltd. 346,210 429,265
1,268,314
Metals & Mining 0 .4%
Hindalco Industries Ltd. 154,887 1,470,173
Vedanta Ltd. 20,092 142,728
1,612,901
Oil, Gas & Consumable Fuels 1 .4%
Bharat Petroleum Corp. Ltd. 705,752 2,161,490
Indian Oil Corp. Ltd. 1,699,936 2,493,991
Reliance Industries Ltd. 37,868 548,726
5,204,207
Pharmaceuticals 0 .9%
JB Chemicals & Pharmaceuticals
Ltd. 14,844 324,797
Laurus Labs Ltd. Reg. S (b) 138,687 1,498,455
Lupin Ltd. 5,481 136,004
Pfizer Ltd. 7,977 406,803
Zydus Lifesciences Ltd. 110,790 1,041,618
3,407,677
Tobacco 0 .4%
ITC Ltd. 526,068 1,621,093
Wireless Telecommunication Services 1 .4%
Bharti Airtel Ltd. 276,475 5,256,594
43,938,731
INDONESIA 0 .9%
Banks 0 .2%
Bank CIMB Niaga Tbk. PT 1,104,800 115,411
Bank Mandiri Persero Tbk. PT 2,112,000 592,226
707,637
Food Products 0 .6%
Bumitama Agri Ltd. 854,300 1,221,934
Charoen Pokphand Indonesia Tbk.
PT 550,600 133,054
Perusahaan Perkebunan London
Sumatra Indonesia Tbk. PT 7,388,200 626,259
1,981,247
Gas Utilities 0 .0%
†
Perusahaan Gas Negara Persero
Tbk. PT 1,586,400 173,613
Media 0 .0%
†
Elang Mahkota Teknologi Tbk. PT 3,722,000 168,475

4 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
INDONESIA
Metals & Mining 0 .1%
Trimegah Bangun Persada Tbk.
PT 3,907,300 252,737
3,283,709
MEXICO 2 .3%
Banks 1 .3%
Grupo Financiero Banorte SAB de
CV, Class O 410,978 4,558,066
Metals & Mining 1 .0%
Grupo Mexico SAB de CV
Series B
268,005 2,869,805
Industrias Penoles SAB de CV * 8,000 355,570
Ternium SA, ADR (a) 8,641 346,936
3,572,311
Transportation Infrastructure 0 .0%
†
Promotora y Operadora de
Infraestructura SAB de CV 3,147 50,886
8,181,263
PHILIPPINES 0 .6%
Banks 0 .3%
Metropolitan Bank & Trust Co. 980,600 1,030,144
Transportation Infrastructure 0 .3%
International Container Terminal
Services, Inc. 100,230 1,149,438
2,179,582
POLAND 0 .9%
Chemicals 0 .0%
†
Grupa Azoty SA * 21,258 108,291
Construction & Engineering 0 .1%
Budimex SA 1,273 227,997
Insurance 0 .2%
Powszechny Zaklad Ubezpieczen
SA 41,111 721,238
Oil, Gas & Consumable Fuels 0 .5%
ORLEN SA 52,371 1,887,428
Software 0 .1%
Asseco Poland SA 5,351 244,984
3,189,938
QATAR 0 .6%
Banks 0 .1%
Qatar National Bank QPSC 78,807 369,697
Diversified Telecommunication Services 0 .2%
Ooredoo QPSC 254,394 870,527
Marine Transportation 0 .2%
Qatar Navigation QSC 208,663 584,317
Wireless Telecommunication Services 0 .1%
Vodafone Qatar PQSC 453,519 293,901
2,118,442
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC *^∞ 819,980 0
VTB Bank PJSC *^∞ 109,749 0
0
Chemicals 0 .0%
†
PhosAgro PJSC *^∞ 7,500 0
Common Stocks
Shares Value ($)
RUSSIA
Chemicals
PhosAgro PJSC, GDR Reg. S *^∞ 48 0
0
0
SAUDI ARABIA 3 .5%
Banks 2 .6%
Al Rajhi Bank 40,853 1,163,428
Arab National Bank 217,646 1,250,300
Banque Saudi Fransi 114,414 607,357
Riyad Bank 570,871 4,498,694
Saudi Awwal Bank 221,757 2,208,951
9,728,730
Construction & Engineering 0 .3%
Al Babtain Power &
Telecommunication Co. 59,768 1,059,882
Electrical Equipment 0 .3%
Riyadh Cables Group Co. 31,333 1,002,329
Health Care Providers & Services 0 .1%
Mouwasat Medical Services Co. 10,295 199,247
Metals & Mining 0 .0%
†
Arabian Pipes Co. 65,812 101,996
Oil, Gas & Consumable Fuels 0 .2%
Saudi Arabian Oil Co. Reg. S (b) 99,103 722,628
12,814,812
SOUTH AFRICA 2 .6%
Broadline Retail 0 .9%
Naspers Ltd., Class N 56,988 2,951,344
Capital Markets 0 .1%
JSE Ltd. 33,483 318,325
Chemicals 0 .1%
Omnia Holdings Ltd. 74,237 418,526
Electronic Equipment, Instruments & Components 0 .1%
DataTec Ltd. 93,764 390,309
Financial Services 0 .1%
Remgro Ltd. 33,039 371,722
Food Products 0 .0%
†
Astral Foods Ltd. 10,946 165,859
Insurance 0 .6%
Momentum Group Ltd. 153,216 326,089
Old Mutual Ltd. 586,206 483,041
Sanlam Ltd. 255,445 1,345,865
2,154,995
Metals & Mining 0 .6%
Gold Fields Ltd., ADR 50,490 2,292,246
Oil, Gas & Consumable Fuels 0 .1%
Exxaro Resources Ltd. 21,524 284,793
9,348,119
SOUTH KOREA 16 .0%
Air Freight & Logistics 0 .3%
Hyundai Glovis Co. Ltd. 7,777 1,075,371
Automobile Components 0 .5%
Hankook & Co. Co Ltd. 5,965 94,369
Hyundai Mobis Co. Ltd. 6,720 1,728,187
1,822,556

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
SOUTH KOREA
Banks 2 .8%
Hana Financial Group, Inc. 27,998 1,983,553
KB Financial Group, Inc. 30,696 2,871,769
Shinhan Financial Group Co. Ltd. 52,941 3,052,800
Woori Financial Group, Inc. 111,630 2,355,126
10,263,248
Capital Markets 0 .3%
Mirae Asset Securities Co. Ltd. 499 20,766
Mirae Asset Securities Co. Ltd.
(Preference) 68,219 888,896
909,662
Electrical Equipment 0 .4%
Doosan Enerbility Co. Ltd. * 4,853 299,512
HD Hyundai Electric Co. Ltd. 1,437 801,642
LS Corp. 1,320 226,459
LS Eco Energy Ltd. 6,070 162,309
1,489,922
Electronic Equipment, Instruments & Components 0 .1%
IsuPetasys Co. Ltd. 3,273 218,845
Mcnex Co. Ltd. 3,748 50,738
Partron Co. Ltd. 33,371 171,016
440,599
Household Durables 0 .1%
LG Electronics, Inc. (Preference) 11,434 370,760
Insurance 0 .0%
†
DB Insurance Co. Ltd. 1,522 166,371
Machinery 1 .3%
Hanwha Engine * 5,322 153,252
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 8,041 1,835,428
Samsung Heavy Industries Co.
Ltd. * 160,520 2,604,192
SNT Energy Co. Ltd. 2,638 87,900
TSI Co. Ltd. * 26,760 87,037
4,767,809
Oil, Gas & Consumable Fuels 0 .4%
HD Hyundai Co. Ltd. 8,828 1,389,717
Semiconductors & Semiconductor Equipment 3 .5%
HAESUNG DS Co. Ltd. 8,748 281,988
LEENO Industrial, Inc. 4,785 301,467
LOT Vacuum Co. Ltd. * 18,280 146,745
Seoul Semiconductor Co. Ltd. * 10,014 58,350
SK hynix, Inc. 21,427 11,653,988
TES Co. Ltd. 5,430 200,376
12,642,914
Technology Hardware, Storage & Peripherals 6 .3%
Samsung Electronics Co. Ltd. 181,704 20,410,818
Samsung Electronics Co. Ltd.
(Preference) 30,260 2,409,347
22,820,165
58,159,094
TAIWAN 22 .9%
Communications Equipment 0 .7%
Accton Technology Corp. 49,000 2,385,848
EZconn Corp. 3,000 187,222
YFC-Boneagle Electric Co. Ltd. 144,000 144,719
2,717,789
Construction & Engineering 0 .1%
United Integrated Services Co.
Ltd. 12,000 316,689
Common Stocks
Shares Value ($)
TAIWAN
Electrical Equipment 0 .2%
Bizlink Holding, Inc. 8,000 448,252
Hong TAI Electric Industrial 264,000 284,410
732,662
Electronic Equipment, Instruments & Components 3 .2%
Channel Well Technology Co. Ltd. 183,000 322,127
Chunghwa Precision Test Tech Co.
Ltd. 10,000 998,453
Delta Electronics, Inc. 72,000 3,204,553
Dynapack International Technology
Corp. 16,000 177,728
Eson Precision Ind Co. Ltd. 18,000 47,795
Genius Electronic Optical Co. Ltd. 12,000 166,298
Holy Stone Enterprise Co. Ltd. 100,000 448,142
Hon Hai Precision Industry Co.
Ltd. 188,000 1,131,153
Ichia Technologies, Inc. 296,000 468,042
Kaimei Electronic Corp. 90,000 216,216
Kinko Optical Co. Ltd. * 129,000 206,889
Lelon Electronics Corp. 308,000 1,252,595
New Era Electronics Co. Ltd. 174,000 299,421
Sea Sonic Electronics Co. Ltd. 107,000 220,574
TA-I Technology Co. Ltd. 53,000 100,457
Taiwan PCB Techvest Co. Ltd. 334,000 343,260
TPK Holding Co. Ltd. 106,000 146,489
Tripod Technology Corp. 97,000 1,063,069
Yageo Corp. 46,000 367,047
Zhen Ding Technology Holding
Ltd. 32,000 213,734
11,394,042
Insurance 0 .5%
Cathay Financial Holding Co. Ltd. 786,000 1,758,510
Fubon Financial Holding Co. Ltd. 75,000 204,199
1,962,709
Metals & Mining 0 .1%
Chun Yuan Steel Industry Co. Ltd. 573,000 445,815
Oil, Gas & Consumable Fuels 0 .2%
Formosa Petrochemical Corp. 369,000 621,073
Semiconductors & Semiconductor Equipment 17 .4%
Advanced Wireless Semiconductor
Co. 34,000 129,321
Anpec Electronics Corp. 19,000 126,863
AP Memory Technology Corp. 18,000 257,121
Ardentec Corp. 211,000 1,056,439
ASE Technology Holding Co. Ltd. 156,000 1,711,302
Contrel Technology Co. Ltd. 156,000 320,013
Feedback Technology Corp. 76,000 351,087
Keystone Microtech Corp. 5,000 223,377
King Yuan Electronics Co. Ltd. 113,000 976,323
Macronix International Co. Ltd. * 88,000 337,239
MediaTek, Inc. 16,000 774,737
MPI Corp. 1,000 117,274
Powertech Technology, Inc. 174,000 1,077,441
Taiwan Semiconductor
Manufacturing Co. Ltd. 936,000 52,767,410
Topco Scientific Co. Ltd. 66,000 651,764
United Microelectronics Corp. 304,000 543,440
Win Semiconductors Corp. 71,000 833,007
ZillTek Technology Corp. 63,000 467,783
62,721,941

6 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
TAIWAN
Technology Hardware, Storage & Peripherals 0 .5%
Asia Vital Components Co. Ltd. 30,000 1,938,237
82,850,957
THAILAND 1 .4%
Banks 0 .7%
Kiatnakin Phatra Bank PCL 42,400 98,306
Krung Thai Bank PCL 2,162,800 2,322,249
2,420,555
Food Products 0 .2%
Charoen Pokphand Foods PCL 1,019,600 655,868
Oil, Gas & Consumable Fuels 0 .2%
Thai Oil PCL 468,300 701,528
Wireless Telecommunication Services 0 .3%
Advanced Info Service PCL 108,200 1,238,463
5,016,414
TURKEY 0 .9%
Construction & Engineering 0 .3%
Enka Insaat ve Sanayi A/S 531,829 1,133,867
Metals & Mining 0 .2%
Iskenderun Demir ve Celik A/S 722,493 687,049
Kocaer Celik Sanayi ve Ticaret A/S 253,207 63,390
750,439
Oil, Gas & Consumable Fuels 0 .4%
TR Dogal Enerji Kaynaklari
Arastirma ve Uretim A/S * 36,743 76,419
Turkiye Petrol Rafinerileri A/S 243,550 1,405,365
1,481,784
3,366,090
UNITED ARAB EMIRATES 1 .3%
Banks 0 .4%
Abu Dhabi Commercial Bank
PJSC 237,021 806,486
Abu Dhabi Islamic Bank PJSC 75,226 425,514
Dubai Islamic Bank PJSC * 219,203 441,542
Emirates NBD Bank PJSC 43,401 318,968
1,992,510
Construction & Engineering 0 .2%
NMDC Group PJSC 19,673 92,571
Orascom Construction plc Reg. S 57,129 503,936
596,507
Industrial Conglomerates 0 .2%
Dubai Investments PJSC 546,778 564,641
Real Estate Management & Development 0 .4%
Emaar Development PJSC 166,821 621,395
Emaar Properties PJSC 215,961 697,292
1,318,687
Specialty Retail 0 .1%
Abu Dhabi National Oil Co. for
Distribution PJSC 202,730 209,976
4,682,321
UNITED STATES 0 .4%
Biotechnology 0 .3%
BeOne Medicines Ltd., Class H * 53,900 1,221,747
Common Stocks
Shares Value ($)
UNITED STATES
Marine Transportation 0 .1%
Seanergy Maritime Holdings Corp. 27,700 357,607
1,579,354
Total Common Stocks
(cost $272,696,030) 355,365,164
Repurchase Agreements 1 .7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026, due
4/1/2026, repurchase price
$4,000,409, collateralized
by U.S. Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $4,080,000.(c) 4,000,000 4,000,000
CF Secured, LLC, 3.65%, dated
3/31/2026, due 4/1/2026,
repurchase price $2,271,700,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
7/28/2026 - 11/20/2075; total
market value $2,317,134.(c) 2,271,470 2,271,470
Total Repurchase Agreements
(cost $6,271,470) 6,271,470
Total Investments
(cost $278,967,500) — 99.7% 361,636,634
Other assets in excess of liabilities — 0.3% 1,186,883
NET ASSETS — 100.0%
$362,823,517
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $6,949,105, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,271,470 and by $644,275 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.50%, and maturity dates ranging from
5/15/2026 - 2/15/2055, a total value of $6,915,745.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $10,834,631 which represents 2.99% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $6,271,470.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 7
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
TA Tax Allocation

8 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 64 6/2026 USD 4,654,720 (59,108)
Net contracts (59,108)
Currency:
USD United States Dollar

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Air Freight & Logistics $ – $ 1,075,371 $ – $ 1,075,371
Automobile Components – 4,089,817 – 4,089,817
Automobiles – 7,180,195 – 7,180,195
Banks 11,464,505 37,644,706 – 49,109,211
Biotechnology – 3,083,198 – 3,083,198
Broadline Retail 294,278 12,673,584 – 12,967,862
Capital Markets – 2,108,439 – 2,108,439
Chemicals 481,755 2,649,792 – 3,131,547
Communications Equipment 375,311 2,965,702 – 3,341,013
Construction & Engineering 503,936 5,363,216 – 5,867,152
Consumer Finance – 94,877 – 94,877
Diversified Telecommunication Services – 2,780,405 – 2,780,405
Electric Utilities 5,428,854 – – 5,428,854
Electrical Equipment – 12,839,683 – 12,839,683
Electronic Equipment, Instruments &
Components – 15,738,544 – 15,738,544
Energy Equipment & Services – 1,668,978 – 1,668,978
Entertainment – 988,538 – 988,538
Financial Services – 568,731 – 568,731
Food Products – 3,323,460 – 3,323,460
Gas Utilities – 173,613 – 173,613
Health Care Providers & Services – 199,247 – 199,247
Hotels, Restaurants & Leisure 1,609,280 1,576,725 – 3,186,005
Household Durables – 773,647 – 773,647
Independent Power and Renewable
Electricity Producers 337,546 3,341,893 – 3,679,439
Industrial Conglomerates 16,407 564,641 – 581,048
Insurance – 13,785,359 – 13,785,359
Interactive Media & Services – 17,029,083 – 17,029,083
IT Services 1,297,257 – – 1,297,257
Life Sciences Tools & Services – 609,655 – 609,655
Machinery – 9,729,824 – 9,729,824
Marine Transportation 876,143 3,926,519 – 4,802,662
Media – 168,475 – 168,475
Metals & Mining 10,565,963 14,605,230 – 25,171,193
Oil, Gas & Consumable Fuels 5,539,653 12,695,861 – 18,235,514
Paper & Forest Products – 401,370 – 401,370
Passenger Airlines 338,983 – – 338,983
Pharmaceuticals 248,087 7,167,138 – 7,415,225
Real Estate Management & Development – 1,318,687 – 1,318,687
Semiconductors & Semiconductor
Equipment – 75,657,474 – 75,657,474
Software – 244,984 – 244,984
Specialty Retail – 209,976 – 209,976
Technology Hardware, Storage &
Peripherals – 24,758,402 – 24,758,402
Tobacco – 1,621,093 – 1,621,093
Transportation Infrastructure 50,886 1,439,382 – 1,490,268
Water Utilities 61,897 249,952 – 311,849
Wireless Telecommunication Services – 6,788,957 – 6,788,957
Total Common Stocks $ 39,490,741 $ 315,874,423 $ – $ 355,365,164
Repurchase Agreements – 6,271,470 – 6,271,470
Total Assets $ 39,490,741 $ 322,145,893 $ – $ 361,636,634
Liabilities:
Futures Contracts $ (59,108) $ – $ – $ (59,108)
Total Liabilities $ (59,108) $ – $ – $ (59,108)
Total $ 39,431,633 $ 322,145,893 $ – $ 361,577,526

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 11
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
As of March 31, 2026, the Fund held four common stock investments that were categorized as Level 3 investments which were each valued at $0.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (59,108)
Total $ (59,108)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 96.8%
Shares Value ($)
AUSTRALIA 6.9%
Banks 1.9%
ANZ Group Holdings Ltd. 100,906 2,536,605
Commonwealth Bank of Australia 34,820 4,067,221
National Australia Bank Ltd. 78,063 2,257,688
Westpac Banking Corp. 148,933 4,091,362
12,952,876
Broadline Retail 0.9%
Wesfarmers Ltd. 127,118 6,443,917
Capital Markets 0.3%
Macquarie Group Ltd. 13,248 1,879,631
Chemicals 0.1%
Orica Ltd. 28,822 403,392
Commercial Services & Supplies 0.2%
Brambles Ltd. 75,434 1,178,726
Construction & Engineering 0.0%
†
Monadelphous Group Ltd. 9,339 177,248
Electronic Equipment, Instruments & Components 0.1%
Codan Ltd. 27,279 600,787
Financial Services 0.0%
†
Challenger Ltd. 41,575 239,328
Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. 19,309 613,531
Insurance 0.4%
QBE Insurance Group Ltd. 107,658 1,581,820
Suncorp Group Ltd. 83,904 936,049
2,517,869
Metals & Mining 2.9%
BHP Group Ltd. 149,720 5,470,502
Capricorn Metals Ltd. 27,722 220,705
Evolution Mining Ltd. 265,998 2,410,679
Glencore plc 28,844 219,791
Northern Star Resources Ltd. 73,901 1,078,868
Perenti Ltd. 246,562 337,015
Perseus Mining Ltd. 204,960 758,279
Ramelius Resources Ltd. (a) 101,159 268,646
Regis Resources Ltd. 262,397 1,256,050
Rio Tinto plc, ADR (a) 77,690 7,247,700
Sandfire Resources Ltd. *(a) 77,930 886,969
Vault Minerals Ltd. 46,216 139,065
20,294,269
47,301,574
AUSTRIA 0.6%
Banks 0.3%
BAWAG Group AG Reg. S (b) 11,693 1,784,680
Construction & Engineering 0.2%
Strabag SE 16,378 1,657,925
Oil, Gas & Consumable Fuels 0.1%
OMV AG 9,435 685,196
4,127,801
BELGIUM 0.6%
Banks 0.3%
KBC Ancora 22,510 1,835,533
Health Care REITs 0.0%
†
Aedifica SA 2,141 172,843
Common Stocks
Shares Value ($)
BELGIUM
Pharmaceuticals 0.3%
UCB SA 6,766 2,037,994
4,046,370
CHINA 0.3%
Automobile Components 0.1%
Nexteer Automotive Group Ltd. 1,050,000 683,303
Broadline Retail 0.1%
Prosus NV 17,818 814,515
Electronic Equipment, Instruments & Components 0.0%
†
AAC Technologies Holdings, Inc. 26,000 110,928
Metals & Mining 0.1%
MMG Ltd. *(a) 692,000 651,913
2,260,659
DENMARK 1.3%
Air Freight & Logistics 0.2%
DSV A/S 5,546 1,324,962
Banks 0.6%
Danske Bank A/S 67,569 3,280,352
Ringkjoebing Landbobank A/S 5,391 1,299,099
4,579,451
Pharmaceuticals 0.4%
Novo Nordisk A/S, Class B 66,832 2,462,704
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 8,913 626,006
8,993,123
FINLAND 1.6%
Banks 1.1%
Nordea Bank Abp 406,783 7,001,812
Broadline Retail 0.0%
†
Puuilo OYJ 16,447 242,490
Diversified Telecommunication Services 0.0%
†
Elisa OYJ (a) 3,060 148,368
Insurance 0.5%
Sampo OYJ, Class A 351,957 3,771,365
11,164,035
FRANCE 10.7%
Aerospace & Defense 2.3%
Airbus SE 2,893 543,379
Dassault Aviation SA 2,645 981,030
Safran SA 27,459 8,980,274
Thales SA 21,149 6,209,500
16,714,183
Automobile Components 0.4%
Valeo SE 205,499 2,518,079
Banks 0.1%
BNP Paribas SA 10,564 1,006,337
Building Products 0.4%
Cie de Saint-Gobain SA 34,888 2,871,116
Chemicals 1.7%
Air Liquide SA 55,381 11,408,503
Construction & Engineering 0.4%
Vinci SA 16,254 2,434,320

NVIT GS International Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
FRANCE
Electrical Equipment 0.2%
Legrand SA 4,983 769,996
Nexans SA 4,388 593,725
1,363,721
Energy Equipment & Services 0.2%
Vallourec SACA 15,392 382,617
Viridien * 7,416 1,135,949
1,518,566
Food Products 0.9%
Danone SA 76,314 6,128,945
Health Care Equipment & Supplies 0.7%
BioMerieux 1,525 162,400
EssilorLuxottica SA 20,691 4,815,525
4,977,925
Insurance 0.7%
AXA SA 105,276 4,826,448
IT Services 0.1%
Capgemini SE 7,947 928,883
Multi-Utilities 0.2%
Engie SA 45,728 1,474,279
Office REITs 0.2%
Gecina SA 13,207 1,044,306
Oil, Gas & Consumable Fuels 1.1%
Etablissements Maurel et Prom SA 16,681 203,484
TotalEnergies SE 77,575 7,162,751
7,366,235
Retail REITs 0.3%
Klepierre SA 49,000 1,846,861
Textiles, Apparel & Luxury Goods 0.8%
Hermes International SCA 2,924 5,584,548
74,013,255
GEORGIA 0.3%
Banks 0.3%
Lion Finance Group plc 9,558 1,185,579
TBC Bank Group plc 11,763 637,497
1,823,076
GERMANY 8.7%
Aerospace & Defense 0.7%
MTU Aero Engines AG (a) 7,760 2,778,108
Rheinmetall AG 1,415 2,359,798
5,137,906
Air Freight & Logistics 0.5%
Deutsche Post AG 62,431 3,219,641
Automobile Components 0.0%
†
Aumovio SE * 8,414 324,995
Banks 0.1%
Commerzbank AG 10,261 368,385
Capital Markets 0.8%
Deutsche Bank AG (Registered) 196,784 5,758,291
Chemicals 0.5%
BASF SE 51,935 3,138,238
Diversified Telecommunication Services 0.3%
Deutsche Telekom AG
(Registered) 60,959 2,247,805
Electrical Equipment 0.9%
Nordex SE * 15,763 830,222
Common Stocks
Shares Value ($)
GERMANY
Electrical Equipment
Siemens Energy AG 30,816 5,071,559
5,901,781
Health Care Providers & Services 0.3%
Fresenius SE & Co. KGaA 36,615 1,875,587
Hotels, Restaurants & Leisure 0.0%
†
TUI AG (a) 9,265 70,266
Household Products 0.6%
Henkel AG & Co. KGaA 25,956 1,858,996
Henkel AG & Co. KGaA
(Preference) 29,378 2,257,189
4,116,185
Independent Power and Renewable Electricity Producers 0.4%
RWE AG 41,775 2,782,372
Insurance 1.6%
Allianz SE (Registered) 14,696 6,089,843
Hannover Rueck SE 4,152 1,285,061
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 5,586 3,479,683
10,854,587
Interactive Media & Services 0.3%
Scout24 SE Reg. S (b) 24,883 1,906,572
Life Sciences Tools & Services 0.1%
Sartorius AG (Preference) 2,674 652,530
Machinery 0.3%
Duerr AG (a) 11,110 240,756
GEA Group AG 12,347 872,567
Knorr-Bremse AG 11,305 1,262,163
2,375,486
Marine Transportation 0.0%
†
Hapag-Lloyd AG Reg. S (a)(b) 966 134,374
Multi-Utilities 0.2%
E.ON SE 63,063 1,378,354
Pharmaceuticals 0.3%
Bayer AG (Registered) 7,941 361,006
Merck KGaA 12,429 1,543,550
1,904,556
Semiconductors & Semiconductor Equipment 0.0%
†
AIXTRON SE (a) 7,589 285,583
Software 0.7%
Nemetschek SE 18,467 1,359,226
SAP SE 19,444 3,290,567
4,649,793
Textiles, Apparel & Luxury Goods 0.1%
adidas AG 6,083 958,597
60,041,884
HONG KONG 1.5%
Automobile Components 0.0%
†
Johnson Electric Holdings Ltd. 77,000 231,276
Banks 0.3%
Bank of East Asia Ltd. (The) 816,200 1,361,726
Dah Sing Banking Group Ltd. 118,400 184,048
Dah Sing Financial Holdings Ltd. 90,800 469,476
2,015,250

14 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
HONG KONG
Capital Markets 0.3%
Hong Kong Exchanges & Clearing
Ltd. 47,400 2,402,484
Food Products 0.6%
WH Group Ltd. Reg. S (b) 2,558,000 3,370,638
Real Estate Management & Development 0.3%
Hongkong Land Holdings Ltd. 187,400 1,465,740
Kerry Properties Ltd. 51,500 144,380
Swire Properties Ltd. 266,000 773,099
2,383,219
10,402,867
IRELAND 0.1%
Banks 0.1%
AIB Group plc 81,178 863,403
ISRAEL 0.1%
Aerospace & Defense 0.1%
Elbit Systems Ltd. 809 677,700
Banks 0.0%
†
Bank Hapoalim BM 11,549 270,320
948,020
ITALY 2.9%
Aerospace & Defense 0.1%
Leonardo SpA 14,051 943,778
Automobiles 0.1%
Ferrari NV 2,006 676,163
Banks 1.6%
Banco BPM SpA 59,164 826,608
FinecoBank Banca Fineco SpA 119,596 2,655,384
Intesa Sanpaolo SpA 315,385 1,917,137
UniCredit SpA 65,709 4,734,822
10,133,951
Electric Utilities 0.4%
Enel SpA 252,045 2,743,979
Electrical Equipment 0.6%
Prysmian SpA 34,002 3,975,983
Energy Equipment & Services 0.0%
†
Saipem SpA (a) 47,027 215,063
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 3,695 257,411
Insurance 0.1%
Unipol Assicurazioni SpA 25,287 591,952
Leisure Products 0.0%
†
Technogym SpA Reg. S (b) 9,310 188,676
Machinery 0.0%
†
Industrie De Nora SpA 22,113 144,377
Textiles, Apparel & Luxury Goods 0.0%
†
Safilo Group SpA * 79,109 157,653
20,028,986
IVORY COAST 0.3%
Metals & Mining 0.3%
Endeavour Mining plc 37,812 2,289,137
JAPAN 24.7%
Automobile Components 0.7%
Press Kogyo Co. Ltd. (a) 40,500 212,187
Common Stocks
Shares Value ($)
JAPAN
Automobile Components
Sumitomo Electric Industries Ltd. 78,900 4,418,019
4,630,206
Automobiles 0.6%
Isuzu Motors Ltd. (a) 280,300 4,026,379
Subaru Corp. (a) 11,100 177,326
Toyota Motor Corp. 9,900 205,220
4,408,925
Banks 2.0%
Awa Bank Ltd. (The) 7,200 263,871
Chiba Bank Ltd. (The) (a) 104,400 1,345,142
Chugin Financial Group, Inc. 123,800 2,208,125
Fukuoka Financial Group, Inc. (a) 50,600 1,921,132
Gunma Bank Ltd. (The) (a) 48,700 645,675
Hachijuni Nagano Bank Ltd. (a) 34,200 429,555
Hirogin Holdings, Inc. 27,100 299,670
Mebuki Financial Group, Inc. (a) 29,400 226,457
Mitsubishi UFJ Financial Group,
Inc. 23,300 393,669
Nishi-Nippon Financial Holdings,
Inc. (a) 10,600 253,368
San-In Godo Bank Ltd. (The) (a) 95,800 1,064,740
Sumitomo Mitsui Financial Group,
Inc. (a) 65,600 2,162,415
Yokohama Financial Group, Inc. 292,100 2,596,881
13,810,700
Building Products 0.3%
AGC, Inc. 65,800 2,320,488
Capital Markets 0.8%
Daiwa Securities Group, Inc. (a) 324,000 3,047,591
IwaiCosmo Holdings, Inc. (a) 52,500 1,172,768
Japan Exchange Group, Inc. 63,900 741,934
Tokai Tokyo Financial Holdings,
Inc. (a) 51,700 235,794
5,198,087
Chemicals 0.3%
Ishihara Sangyo Kaisha Ltd. (a) 37,200 659,789
Nippon Sanso Holdings Corp. (a) 26,700 953,274
Sakai Chemical Industry Co. Ltd.
(a) 13,200 292,606
1,905,669
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 9,900 179,776
Kyodo Printing Co. Ltd. (a) 20,600 208,509
388,285
Construction & Engineering 0.9%
Chudenko Corp. 25,100 732,906
Kajima Corp. 11,700 444,460
Obayashi Corp. 74,500 1,794,111
Seikitokyu Kogyo Co. Ltd. (a) 43,200 412,177
Shimizu Corp. (a) 26,200 472,307
Taikisha Ltd. 14,800 312,815
Taisei Corp. 13,700 1,430,741
Toda Corp. (a) 78,000 728,228
6,327,745
Construction Materials 0.0%
†
Asia Pile Holdings Corp. 16,800 149,806
Consumer Finance 0.1%
Acom Co. Ltd. (a) 115,900 340,353
Credit Saison Co. Ltd. (a) 8,000 207,218
547,571

NVIT GS International Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
JAPAN
Consumer Staples Distribution & Retail 0.0%
†
Toho Co. Ltd. 21,100 180,163
Electric Utilities 0.1%
Kyushu Electric Power Co., Inc. 53,500 615,956
Electrical Equipment 0.7%
Fuji Electric Co. Ltd. (a) 21,600 1,512,574
Fujikura Ltd. 36,000 979,523
Mabuchi Motor Co. Ltd. 79,200 794,944
Mitsubishi Electric Corp. 38,600 1,260,579
Nitto Kogyo Corp. (a) 9,100 246,703
4,794,323
Electronic Equipment, Instruments & Components 1.5%
Dexerials Corp. (a) 30,300 417,507
Iriso Electronics Co. Ltd. (a) 13,600 279,506
Murata Manufacturing Co. Ltd. 168,400 3,775,649
Nippon Electric Glass Co. Ltd. 19,200 741,173
Sumida Corp. (a) 69,400 484,071
TDK Corp. 342,100 4,435,500
10,133,406
Financial Services 0.9%
ORIX Corp. 173,000 5,183,075
Sony Financial Group, Inc. (a) 763,200 695,265
5,878,340
Gas Utilities 0.5%
Osaka Gas Co. Ltd. 15,700 636,665
Tokyo Gas Co. Ltd. 56,700 2,677,198
3,313,863
Ground Transportation 0.0%
†
Central Japan Railway Co. 7,900 204,571
Health Care Equipment & Supplies 0.5%
Asahi Intecc Co. Ltd. 30,900 659,228
Hoya Corp. 16,200 2,794,434
3,453,662
Household Durables 0.7%
Haseko Corp. 39,500 734,044
Sony Group Corp. 200,600 4,137,645
Sumitomo Forestry Co. Ltd. 13,200 119,645
4,991,334
Industrial Conglomerates 0.4%
Hitachi Ltd. 86,400 2,525,094
Insurance 0.6%
Sompo Holdings, Inc. 110,700 4,325,417
IT Services 1.0%
Fujitsu Ltd. 184,500 3,749,514
NEC Corp. 104,200 2,596,001
NSD Co. Ltd. 14,700 255,206
6,600,721
Leisure Products 0.2%
Noritsu Koki Co. Ltd. (a) 25,900 332,964
Yamaha Corp. (a) 121,500 856,506
1,189,470
Machinery 2.2%
FANUC Corp. 56,700 1,974,825
Fuji Corp. 11,100 338,614
Hitachi Construction Machinery
Co. Ltd. (a) 34,400 1,176,960
Kubota Corp. 47,600 751,083
MINEBEA MITSUMI, Inc. 14,200 232,933
Mitsubishi Heavy Industries Ltd. 140,200 3,824,565
Nabtesco Corp. 15,600 389,264
Common Stocks
Shares Value ($)
JAPAN
Machinery
NGK Corp. (a) 148,300 3,845,333
Nikkiso Co. Ltd. 31,100 496,075
NSK Ltd. 159,600 1,124,565
Ryobi Ltd. 10,000 154,686
Sumitomo Heavy Industries Ltd. 5,300 161,854
Tsugami Corp. (a) 17,700 369,611
14,840,368
Marine Transportation 0.1%
Kawasaki Kisen Kaisha Ltd. 23,600 397,313
Media 0.1%
Tv Tokyo Holdings Corp. 20,500 533,365
Metals & Mining 0.2%
Mitsui Kinzoku Co. Ltd. 4,500 843,817
Sumitomo Metal Mining Co. Ltd. 7,000 405,816
1,249,633
Oil, Gas & Consumable Fuels 0.8%
Cosmo Energy Holdings Co. Ltd.
(a) 28,500 798,649
ENEOS Holdings, Inc. 540,500 4,823,353
5,622,002
Personal Care Products 0.0%
†
Kao Corp. (a) 6,700 261,803
Pharmaceuticals 2.3%
Astellas Pharma, Inc. (a) 381,800 6,233,643
Daiichi Sankyo Co. Ltd. 105,600 1,861,778
Eisai Co. Ltd. (a) 31,300 972,715
Takeda Pharmaceutical Co. Ltd.
(a) 193,100 7,123,625
16,191,761
Professional Services 0.0%
†
Tanseisha Co. Ltd. (a) 30,600 286,086
Real Estate Management & Development 1.1%
Daito Trust Construction Co. Ltd.
(a) 41,800 973,545
Daiwa House Industry Co. Ltd. (a) 25,600 800,245
Mitsubishi Estate Co. Ltd. 44,800 1,239,676
Mitsui Fudosan Co. Ltd. 233,500 2,471,495
Sumitomo Realty & Development
Co. Ltd. 82,500 2,319,465
7,804,426
Semiconductors & Semiconductor Equipment 1.5%
Advantest Corp. 32,600 4,410,639
Disco Corp. 3,500 1,402,439
Kioxia Holdings Corp. * 7,500 953,446
Lasertec Corp. 1,300 286,636
Renesas Electronics Corp. 152,900 2,171,260
Shindengen Electric Manufacturing
Co. Ltd. (a) 8,100 156,338
Yamaichi Electronics Co. Ltd. 20,000 984,606
10,365,364
Specialty Retail 0.0%
†
USS Co. Ltd. 29,800 312,008
Technology Hardware, Storage & Peripherals 0.9%
Brother Industries Ltd. 62,700 1,150,706
FUJIFILM Holdings Corp. 243,300 4,624,072
Ricoh Co. Ltd. 10,600 89,616
5,864,394
Tobacco 1.4%
Japan Tobacco, Inc. 251,700 9,657,847

16 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors 0.7%
Mitsubishi Corp. (a) 22,200 762,375
Mitsui & Co. Ltd. 28,900 1,112,658
Sumitomo Corp. 71,600 2,664,880
4,539,913
Wireless Telecommunication Services 0.5%
SoftBank Group Corp. 150,700 3,621,944
169,442,029
NETHERLANDS 5.1%
Banks 0.7%
ING Groep NV 181,826 4,750,983
Biotechnology 0.1%
Argenx SE * 1,297 945,008
Capital Markets 0.0%
†
Van Lanschot Kempen NV, CVA 1,511 100,190
Construction & Engineering 0.1%
Koninklijke BAM Groep NV 57,666 582,511
Consumer Staples Distribution & Retail 0.9%
Koninklijke Ahold Delhaize NV 136,001 6,349,044
Financial Services 0.3%
EXOR NV 25,677 1,967,932
Insurance 0.1%
NN Group NV 9,823 768,368
Professional Services 0.1%
Wolters Kluwer NV 9,818 734,486
Semiconductors & Semiconductor Equipment 2.8%
ASM International NV 4,196 3,196,208
ASML Holding NV 11,715 15,506,406
18,702,614
34,901,136
NEW ZEALAND 0.2%
Health Care Equipment & Supplies 0.2%
Fisher & Paykel Healthcare Corp.
Ltd. 54,426 1,178,926
NIGERIA 0.0%
†
Wireless Telecommunication Services 0.0%
†
Airtel Africa plc Reg. S (b) 69,430 320,298
NORWAY 0.6%
Aerospace & Defense 0.2%
Kongsberg Gruppen ASA 31,902 1,365,987
Banks 0.1%
SpareBank 1 SMN 28,043 599,576
Oil, Gas & Consumable Fuels 0.3%
Var Energi ASA 409,299 2,098,715
4,064,278
PORTUGAL 0.6%
Banks 0.1%
Banco Comercial Portugues SA,
Class R 800,073 784,326
Consumer Staples Distribution & Retail 0.2%
Jeronimo Martins SGPS SA 57,429 1,377,664
Common Stocks
Shares Value ($)
PORTUGAL
Electric Utilities 0.3%
EDP SA 353,008 1,868,943
4,030,933
SINGAPORE 0.6%
Aerospace & Defense 0.3%
Singapore Technologies
Engineering Ltd. 224,500 1,913,340
Banks 0.1%
Oversea-Chinese Banking Corp.
Ltd. 23,100 397,851
Diversified Telecommunication Services 0.2%
Singapore Telecommunications
Ltd. 498,800 1,930,930
Industrial Conglomerates 0.0%
†
Keppel Ltd. 17,100 158,699
4,400,820
SOUTH AFRICA 0.4%
Metals & Mining 0.4%
Anglo American plc 57,689 2,450,901
SPAIN 3.8%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria
SA (a) 256,023 5,588,038
Banco Santander SA 91,243 1,032,444
CaixaBank SA 205,373 2,464,146
Unicaja Banco SA Reg. S (b) 560,028 1,668,313
10,752,941
Construction & Engineering 0.3%
ACS Actividades de Construccion
y Servicios SA 10,300 1,274,548
Elecnor SA 11,480 454,123
1,728,671
Containers & Packaging 0.1%
Vidrala SA 5,011 447,887
Diversified REITs 0.3%
Merlin Properties Socimi SA 118,163 1,922,233
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg. S (b) 49,403 1,603,990
Gas Utilities 0.6%
Naturgy Energy Group SA (a) 131,348 3,943,532
Oil, Gas & Consumable Fuels 0.2%
Repsol SA 54,229 1,523,625
Specialty Retail 0.6%
Industria de Diseno Textil SA 76,925 4,422,880
26,345,759
SWEDEN 2.6%
Banks 0.3%
Svenska Handelsbanken AB,
Class A (a) 143,728 1,876,690
Swedbank AB, Class A (a) 7,204 244,591
2,121,281
Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson,
Class B (a) 65,207 738,608

NVIT GS International Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
SWEDEN
Construction & Engineering 0.0%
†
NCC AB, Class B 8,021 178,069
Financial Services 1.0%
Investor AB, Class A 133,583 5,047,089
Investor AB, Class B (a) 31,266 1,183,565
6,230,654
Health Care Providers & Services 0.0%
†
Attendo AB Reg. S (b) 21,768 233,181
Machinery 0.8%
Atlas Copco AB, Class B 15,673 243,519
Epiroc AB, Class A 106,283 2,609,428
Epiroc AB, Class B 75,321 1,619,828
Trelleborg AB, Class B 20,146 750,667
5,223,442
Metals & Mining 0.2%
Boliden AB * 23,047 1,223,361
Specialty Retail 0.0%
†
Clas Ohlson AB, Class B 5,203 206,153
Wireless Telecommunication Services 0.2%
Tele2 AB, Class B 74,750 1,536,581
17,691,330
SWITZERLAND 4.0%
Capital Markets 0.6%
UBS Group AG (Registered) 99,015 3,851,091
Electrical Equipment 1.3%
ABB Ltd. (Registered) 112,148 9,121,297
Accelleron Industries AG 1,800 162,574
9,283,871
Electronic Equipment, Instruments & Components 0.0%
†
Landis+Gyr Group AG 3,960 252,352
Health Care Equipment & Supplies 0.3%
Sonova Holding AG (Registered) 9,330 2,114,861
Health Care Providers & Services 0.0%
†
Galenica AG Reg. S (b) 2,724 310,956
Life Sciences Tools & Services 0.6%
Lonza Group AG (Registered) 6,851 4,383,195
Tecan Group AG (Registered) (a) 445 75,621
4,458,816
Machinery 0.1%
Burckhardt Compression Holding
AG 637 381,856
Marine Transportation 0.0%
†
Kuehne + Nagel International AG
(Registered) (a) 503 114,914
Pharmaceuticals 0.1%
Galderma Group AG 4,158 806,071
Professional Services 0.3%
SGS SA (Registered) 17,717 1,875,199
Specialty Retail 0.1%
Avolta AG 7,945 476,584
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA
(Registered) 21,848 3,893,158
27,819,729
Common Stocks
Shares Value ($)
UNITED KINGDOM 9.2%
Aerospace & Defense 1.1%
BAE Systems plc 157,049 4,571,535
Rolls-Royce Holdings plc 179,099 2,735,012
7,306,547
Banks 1.7%
HSBC Holdings plc 275,196 4,503,094
Lloyds Banking Group plc 4,872,880 6,022,658
NatWest Group plc 157,030 1,165,171
11,690,923
Capital Markets 0.4%
IG Group Holdings plc 32,799 618,643
Investec plc 40,324 309,857
London Stock Exchange Group plc 15,572 1,840,390
2,768,890
Construction & Engineering 0.2%
Balfour Beatty plc 130,404 1,304,852
Costain Group plc 96,206 233,859
1,538,711
Energy Equipment & Services 0.1%
Hunting plc 86,917 573,132
Hotels, Restaurants & Leisure 0.4%
Compass Group plc 106,787 2,966,941
Household Products 0.6%
Reckitt Benckiser Group plc 58,867 3,994,871
Independent Power and Renewable Electricity Producers
0.0%
†
Drax Group plc 21,130 249,600
Industrial Conglomerates 0.1%
Smiths Group plc 22,358 680,979
Insurance 0.5%
Beazley plc 162,423 2,725,058
Lancashire Holdings Ltd. 89,346 697,205
3,422,263
Interactive Media & Services 0.0%
†
Autotrader Group plc Reg. S (b) 37,391 233,892
Machinery 0.0%
†
Rotork plc 39,523 164,211
Multi-Utilities 0.2%
National Grid plc 70,783 1,193,326
Oil, Gas & Consumable Fuels 0.1%
DCC plc 16,336 1,006,813
Personal Care Products 0.4%
Unilever plc 48,989 2,760,847
Pharmaceuticals 1.9%
AstraZeneca plc 63,673 12,557,588
Professional Services 0.4%
Intertek Group plc 43,610 2,126,287
RELX plc 25,559 842,660
2,968,947
Specialty Retail 0.1%
Kingfisher plc 272,064 1,033,099
Tobacco 0.7%
Imperial Brands plc 112,458 4,576,978
Wireless Telecommunication Services 0.3%
Vodafone Group plc, ADR 120,727 1,813,320
63,501,878

18 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED STATES 9.1%
Construction Materials 0.1%
Holcim AG 5,022 416,741
Energy Equipment & Services 0.2%
Tenaris SA (a) 50,208 1,466,552
Entertainment 0.5%
Spotify Technology SA * 6,400 3,103,424
Food Products 2.3%
Nestle SA (Registered) 162,442 16,112,450
Health Care Equipment & Supplies 0.8%
Alcon AG (a) 70,866 5,316,431
Hotels, Restaurants & Leisure 0.5%
Carnival plc, ADR 16,291 419,819
InterContinental Hotels Group plc 24,202 3,187,450
3,607,269
Oil, Gas & Consumable Fuels 1.4%
BP plc, ADR 158,679 7,457,913
Shell plc 47,554 2,223,024
9,680,937
Pharmaceuticals 3.3%
GSK plc, ADR (a) 102,002 5,629,490
Novartis AG (Registered) 10,174 1,544,714
Roche Holding AG 12,206 4,819,733
Sanofi SA 117,804 11,362,876
23,356,813
63,060,617
Total Common Stocks
(cost $576,731,077) 667,512,824
Repurchase Agreements 4.3%
Principal
Amount ($)
Bank of America NA, 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$2,000,203, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047; total
market value $2,040,000.(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026, due
4/1/2026, repurchase price
$1,000,102, collateralized
by U.S. Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $1,020,000.(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026, due
4/1/2026, repurchase price
$11,801,206, collateralized
by U.S. Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $12,036,000.(c) 11,800,000 11,800,000
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.65%, dated
3/31/2026, due 4/1/2026,
repurchase price $5,747,958,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
7/28/2026 - 11/20/2075; total
market value $5,862,917.(c) 5,747,376 5,747,376
Pershing LLC, 3.64%, dated
3/31/2026, due 4/1/2026,
repurchase price $9,000,910,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
4/1/2026 - 1/20/2076; total
market value $9,180,000.(c) 9,000,000 9,000,000
Total Repurchase Agreements
(cost $29,547,376) 29,547,376
Total Investments
(cost $606,278,453) — 101.1% 697,060,200
Liabilities in excess of other assets — (1.1)% (7,838,653)
NET ASSETS — 100.0%
$689,221,547
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $55,007,366, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $29,547,376 and by $28,569,120 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$58,116,496.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $11,755,570 which represents 1.71% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $29,547,376.

NVIT GS International Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 19
ADR American Depositary Receipt
BAM Build America Mutual
CVA Dutch Certification
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Hang Seng Index 3 4/2026 HKD 473,556 (8,271)
MSCI Singapore Index 5 4/2026 SGD 169,791 980
EURO STOXX 50 Index 108 6/2026 EUR 6,859,508 (163,355)
FTSE 100 Index 18 6/2026 GBP 2,429,891 (14,618)
SPI 200 Index 7 6/2026 AUD 1,027,870 (10,843)
TOPIX Index 14 6/2026 JPY 3,091,018 (49,322)
Net contracts (245,429)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SGD Singapore Dollar

20 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS International Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS International Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 34,059,441 $ – $ 34,059,441
Air Freight & Logistics – 4,544,603 – 4,544,603
Automobile Components – 8,387,859 – 8,387,859
Automobiles – 5,085,088 – 5,085,088
Banks – 89,543,657 – 89,543,657
Biotechnology – 945,008 – 945,008
Broadline Retail – 7,500,922 – 7,500,922
Building Products – 5,191,604 – 5,191,604
Capital Markets – 21,958,663 – 21,958,663
Chemicals – 16,855,801 – 16,855,801
Commercial Services & Supplies – 1,567,011 – 1,567,011
Communications Equipment – 738,608 – 738,608
Construction & Engineering – 14,625,200 – 14,625,200
Construction Materials – 566,547 – 566,547
Consumer Finance – 547,571 – 547,571
Consumer Staples Distribution & Retail – 7,906,871 – 7,906,871
Containers & Packaging – 447,887 – 447,887
Diversified REITs – 1,922,233 – 1,922,233
Diversified Telecommunication Services – 5,931,093 – 5,931,093
Electric Utilities – 5,228,879 – 5,228,879
Electrical Equipment – 25,319,680 – 25,319,680
Electronic Equipment, Instruments &
Components – 11,097,473 – 11,097,473
Energy Equipment & Services – 3,773,313 – 3,773,313
Entertainment 3,103,424 – – 3,103,424
Financial Services – 14,316,253 – 14,316,253
Food Products – 25,612,033 – 25,612,033
Gas Utilities – 7,257,395 – 7,257,395
Ground Transportation – 204,571 – 204,571
Health Care Equipment & Supplies – 17,299,215 – 17,299,215
Health Care Providers & Services – 2,419,724 – 2,419,724
Health Care REITs – 172,843 – 172,843
Hotels, Restaurants & Leisure 419,819 6,838,187 – 7,258,006
Household Durables – 4,991,334 – 4,991,334
Household Products – 8,111,055 – 8,111,055
Independent Power and Renewable
Electricity Producers – 3,031,972 – 3,031,972
Industrial Conglomerates – 3,364,772 – 3,364,772
Insurance – 31,078,270 – 31,078,270
Interactive Media & Services – 2,140,464 – 2,140,464
IT Services – 7,529,604 – 7,529,604
Leisure Products – 1,378,146 – 1,378,146
Life Sciences Tools & Services – 5,111,346 – 5,111,346
Machinery – 23,129,740 – 23,129,740
Marine Transportation – 646,600 – 646,600
Media – 533,365 – 533,365
Metals & Mining 7,247,699 20,911,512 – 28,159,211
Multi-Utilities – 4,045,959 – 4,045,959
Office REITs – 1,044,306 – 1,044,306
Oil, Gas & Consumable Fuels 7,457,914 20,525,610 – 27,983,524
Personal Care Products – 3,022,650 – 3,022,650
Pharmaceuticals 18,187,080 41,130,410 – 59,317,490
Professional Services – 5,864,718 – 5,864,718
Real Estate Management & Development – 10,187,645 – 10,187,645
Retail REITs – 1,846,861 – 1,846,861
Semiconductors & Semiconductor
Equipment – 29,353,562 – 29,353,562
Software – 4,649,793 – 4,649,793
Specialty Retail – 6,450,725 – 6,450,725

22 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS International Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals $ – $ 5,864,394 $ – $ 5,864,394
Textiles, Apparel & Luxury Goods – 11,219,960 – 11,219,960
Tobacco – 14,234,825 – 14,234,825
Trading Companies & Distributors – 4,539,913 – 4,539,913
Wireless Telecommunication Services 1,813,320 5,478,824 – 7,292,144
Total Common Stocks $ 38,229,256 $ 629,283,568 $ – $ 667,512,824
Futures Contracts 980 – – 980
Repurchase Agreements – 29,547,376 – 29,547,376
Total Assets $ 38,230,236 $ 658,830,944 $ – $ 697,061,180
Liabilities:
Futures Contracts $ (246,409) $ – $ – $ (246,409)
Total Liabilities $ (246,409) $ – $ – $ (246,409)
Total $ 37,983,827 $ 658,830,944 $ – $ 696,814,771

NVIT GS International Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 23
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 980
Total $ 980
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (246,409)
Total $ (246,409)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks 97.9%
Shares Value ($)
Aerospace & Defense 2.1%
AeroVironment, Inc.*(a) 1,695 310,270
Archer Aviation, Inc., Class
A*(a) 2,239 11,576
Astronics Corp.* 10,622 708,806
Byrna Technologies, Inc.*(a) 2,547 23,381
Intuitive Machines, Inc.*(a) 1,945 36,099
Kratos Defense & Security
Solutions, Inc.* 4,442 313,205
Mercury Systems, Inc.*(a) 8,352 608,944
Moog, Inc., Class A 5,695 1,666,585
Redwire Corp.*(a) 39,893 339,091
Voyager Technologies, Inc.,
Class A* 3,127 73,141
York Space Systems, Inc.* 1,950 43,231
4,134,329
Automobile Components 1.2%
Adient plc* 34,354 694,294
Cooper-Standard Holdings,
Inc.* 11,523 321,146
Dana, Inc. 6,824 229,628
Dauch Corp.*(a) 62,915 373,086
Goodyear Tire & Rubber Co.
(The)* 24,584 162,992
Holley, Inc.* 8,712 26,746
LCI Industries(a) 2,284 280,886
Solid Power, Inc.*(a) 96,747 290,241
2,379,019
Banks 8.2%
Ameris Bancorp(a) 11,384 887,838
BancFirst Corp.(a) 3,214 348,719
Capitol Federal Financial, Inc.
(a) 50,862 362,646
Chemung Financial Corp. 3,319 178,629
ChoiceOne Financial Services,
Inc. 1,779 50,025
City Holding Co. 473 56,533
Community Trust Bancorp, Inc. 9,753 592,202
Dime Community Bancshares,
Inc.(a) 2,202 74,472
First Bancorp, Inc. (The) 3,325 93,200
First Financial Bankshares,
Inc. 28,336 834,495
First Merchants Corp. 6,492 251,435
German American Bancorp,
Inc.(a) 16,314 681,762
Glacier Bancorp, Inc.(a) 21,569 963,487
Hancock Whitney Corp. 11,990 762,444
Hanmi Financial Corp. 6,538 172,342
Hingham Institution for
Savings(a) 548 156,640
Home Bancorp, Inc. 3,634 220,148
Hope Bancorp, Inc. 7,737 86,422
Independent Bank Corp. 18,634 620,512
International Bancshares Corp. 12,155 817,910
Kearny Financial Corp. 1,685 12,722
Lakeland Financial Corp. 586 33,625
Nicolet Bankshares, Inc. 649 96,454
Northrim Bancorp, Inc. 14,840 339,539
Origin Bancorp, Inc.(a) 7,004 290,386
Park National Corp.(a) 137 22,393
Common Stocks
Shares Value ($)
Banks
Peapack-Gladstone Financial
Corp. 2,227 78,413
Renasant Corp. 3,702 133,753
Riverview Bancorp, Inc.(a) 13,155 72,353
S&T Bancorp, Inc. 3,203 133,981
ServisFirst Bancshares, Inc.(a) 11,422 831,864
SmartFinancial, Inc. 676 26,418
Stock Yards Bancorp, Inc. 10,692 708,773
Texas Capital Bancshares,
Inc.* 7,980 757,142
TrustCo Bank Corp. 2,259 98,899
Trustmark Corp.(a) 16,827 709,090
UMB Financial Corp. 209 23,573
Union Bankshares, Inc. 1,435 34,899
United Bankshares, Inc. 23,480 972,542
United Community Banks, Inc. 26,481 833,887
Washington Trust Bancorp,
Inc. 6,485 216,988
WesBanco, Inc. 23,243 801,651
Westamerica Bancorp 4,630 241,455
15,682,661
Biotechnology 8.0%
ACADIA Pharmaceuticals,
Inc.* 4,946 110,098
Allogene Therapeutics, Inc.*(a) 24,042 58,662
AnaptysBio, Inc.* 2,042 113,249
Annexon, Inc.* 73,568 407,567
Apogee Therapeutics, Inc.* 818 68,851
Arcturus Therapeutics
Holdings, Inc.*(a) 6,970 53,808
Arcutis Biotherapeutics, Inc.* 3,342 78,738
Ardelyx, Inc.* 4,843 29,010
ArriVent Biopharma, Inc.*(a) 14,435 333,015
Aurinia Pharmaceuticals, Inc.* 18,942 280,720
Beam Therapeutics, Inc.*(a) 1,018 24,259
BioCryst Pharmaceuticals,
Inc.* 3,963 37,728
Biohaven Ltd.* 29,480 249,401
Bridgebio Pharma, Inc.*(a) 5,833 433,159
Bright Minds Biosciences,
Inc.*(a) 1,890 137,913
CareDx, Inc.* 1,268 22,012
Celcuity, Inc.*(a) 3,140 358,400
Celldex Therapeutics, Inc.*(a) 10,850 344,162
CG oncology, Inc.*(a) 6,233 421,849
Cogent Biosciences, Inc.* 11,473 441,596
Corvus Pharmaceuticals, Inc.* 8,972 131,260
CRISPR Therapeutics AG*(a) 3,943 187,569
Denali Therapeutics, Inc.* 58,804 1,129,037
Design Therapeutics, Inc.* 25,909 275,672
Dyne Therapeutics, Inc.*(a) 13,930 252,551
Eledon Pharmaceuticals, Inc.* 7,695 23,701
Enanta Pharmaceuticals, Inc.* 8,755 110,576
Erasca, Inc.* 54,064 874,756
Heron Therapeutics, Inc.*(a) 33,640 26,915
Ideaya Biosciences, Inc.* 14,958 498,401
ImmunityBio, Inc.*(a) 25,698 197,104
Immunome, Inc.*(a) 1,234 26,988
Immunovant, Inc.*(a) 23,186 575,940
Intellia Therapeutics, Inc.*(a) 5,806 74,433
Janux Therapeutics, Inc.* 1,291 17,945

NVIT GS Small Cap Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Biotechnology
Kodiak Sciences, Inc.* 6,910 263,409
Larimar Therapeutics, Inc.* 34,109 153,490
Lexeo Therapeutics, Inc.* 37,368 214,492
Madrigal Pharmaceuticals,
Inc.* 704 368,523
Mirum Pharmaceuticals, Inc.* 2,026 187,162
Monte Rosa Therapeutics,
Inc.* 4,476 73,630
Myriad Genetics, Inc.* 52,573 236,578
Nurix Therapeutics, Inc.* 20,359 315,565
Nuvalent, Inc., Class A*(a) 2,932 300,383
Olema Pharmaceuticals,
Inc.*(a) 2,068 30,834
ORIC Pharmaceuticals,
Inc.*(a) 6,453 81,760
Praxis Precision Medicines,
Inc.*(a) 1,719 553,845
Prime Medicine, Inc.*(a) 46,986 163,511
Protagonist Therapeutics, Inc.* 1,394 146,928
Prothena Corp. plc* 23,853 231,851
PTC Therapeutics, Inc.* 3,537 240,976
Puma Biotechnology, Inc.* 20,906 133,589
Relay Therapeutics, Inc.* 36,016 358,359
Replimune Group, Inc.* 4,211 32,214
Rigel Pharmaceuticals, Inc.* 6,867 185,684
Rocket Pharmaceuticals, Inc.* 17,781 63,656
Sana Biotechnology, Inc.*(a) 65,989 190,048
Spyre Therapeutics, Inc.*(a) 2,056 103,705
Syndax Pharmaceuticals, Inc.* 7,665 179,054
TG Therapeutics, Inc.*(a) 15,914 528,663
Travere Therapeutics, Inc.* 3,038 90,259
Vaxcyte, Inc.* 5,933 344,767
Vera Therapeutics, Inc., Class
A*(a) 12,144 488,553
Veracyte, Inc.* 9,764 314,498
Viridian Therapeutics, Inc.* 16,597 324,637
Voyager Therapeutics, Inc.* 7,462 28,803
15,336,471
Building Products 0.0%
†
Griffon Corp. 537 39,029
Capital Markets 1.2%
BGC Group, Inc., Class A 9,406 91,991
Donnelley Financial Solutions,
Inc.*(a) 9,354 440,948
GCM Grosvenor, Inc., Class
A(a) 68,261 668,958
Patria Investments Ltd., Class
A(a) 5,222 65,797
Piper Sandler Cos. 8,968 686,500
Silvercrest Asset Management
Group, Inc., Class A 3,536 47,524
Webull Corp.*(a) 54,274 260,515
2,262,233
Chemicals 1.1%
Innospec, Inc. 15,692 1,145,830
Minerals Technologies, Inc. 13,196 935,860
Stepan Co. 1,748 87,365
2,169,055
Commercial Services & Supplies 1.7%
ABM Industries, Inc. 2,774 106,855
Common Stocks
Shares Value ($)
Commercial Services & Supplies
BrightView Holdings, Inc.* 83,324 982,390
Ennis, Inc.(a) 16,353 350,281
Healthcare Services Group,
Inc.* 44,024 816,645
Montrose Environmental
Group, Inc.* 39,856 872,448
Perma-Fix Environmental
Services, Inc.*(a) 6,115 65,369
Pitney Bowes, Inc. 1,810 20,001
Vestis Corp.* 9,378 73,711
3,287,700
Communications Equipment 0.6%
Applied Optoelectronics,
Inc.*(a) 7,055 596,783
Viavi Solutions, Inc.* 11,031 367,112
Vistance Networks, Inc.* 13,502 245,736
1,209,631
Construction & Engineering 3.1%
Argan, Inc. 1,652 899,762
Centuri Holdings, Inc.* 4,576 133,665
Construction Partners, Inc.,
Class A*(a) 12,037 1,337,551
Dycom Industries, Inc.* 1,330 450,631
Fluor Corp.* 11,924 556,255
Granite Construction, Inc. 326 39,081
Matrix Service Co.* 7,807 89,624
MYR Group, Inc.* 3,822 1,079,027
Primoris Services Corp. 6,764 967,523
Tutor Perini Corp. 5,223 403,163
5,956,282
Construction Materials 0.6%
United States Lime & Minerals,
Inc. 9,574 1,250,460
Consumer Finance 2.0%
Encore Capital Group, Inc.*(a) 19,139 1,342,027
FirstCash Holdings, Inc.(a) 5,017 943,196
Medallion Financial Corp.(a) 18,629 159,464
Oportun Financial Corp.* 35,996 165,941
OppFi, Inc.(a) 17,370 133,923
PROG Holdings, Inc. 19,246 552,168
Regional Management Corp. 15,882 512,194
Upstart Holdings, Inc.*(a) 1,901 48,761
3,857,674
Consumer Staples Distribution & Retail 0.1%
United Natural Foods, Inc.* 2,922 131,665
Containers & Packaging 0.6%
O-I Glass, Inc.* 105,154 1,105,169
Diversified Consumer Services 2.6%
American Public Education,
Inc.*(a) 9,516 541,270
Covista, Inc.* 4,027 464,112
Frontdoor, Inc.* 4,167 220,268
Graham Holdings Co., Class B 44 46,519
Laureate Education, Inc.* 39,420 1,373,393
Perdoceo Education Corp. 36,356 1,352,807
Strategic Education, Inc. 7,944 659,034

26 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Diversified Consumer Services
Universal Technical Institute,
Inc.* 10,012 361,433
5,018,836
Diversified REITs 0.0%
†
Gladstone Commercial Corp.
(a) 7,924 90,571
Diversified Telecommunication Services 0.5%
Bandwidth, Inc., Class A* 4,380 78,052
Liberty Latin America Ltd.,
Class A* 58,894 508,844
Liberty Latin America Ltd.,
Class C*(a) 12,622 111,326
Lumen Technologies, Inc.* 28,712 199,548
897,770
Electric Utilities 0.4%
Otter Tail Corp. 8,589 753,857
Electrical Equipment 3.0%
American Superconductor
Corp.* 13,389 453,218
Array Technologies, Inc.*(a) 5,591 40,423
Bloom Energy Corp., Class A* 14,554 1,971,921
Enovix Corp.*(a) 24,963 129,308
Fluence Energy, Inc.* 18,214 250,625
Nextpower, Inc., Class A*(a) 1,424 171,663
NuScale Power Corp., Class
A*(a) 18,537 200,941
Plug Power, Inc.*(a) 25,747 58,188
Powell Industries, Inc. 982 531,341
Preformed Line Products Co. 1,794 485,725
Shoals Technologies Group,
Inc., Class A* 2,686 17,674
Sunrun, Inc.*(a) 51,141 693,472
T1 Energy, Inc.*(a) 4,153 18,232
Vicor Corp.* 4,734 762,174
5,784,905
Electronic Equipment, Instruments & Components 4.4%
Advanced Energy Industries,
Inc.(a) 3,604 1,163,047
Fabrinet* 3,665 1,911,371
Knowles Corp.*(a) 51,648 1,326,321
nLight, Inc.* 8,757 499,324
Novanta, Inc.* 252 29,764
PC Connection, Inc. 1,378 80,558
Sanmina Corp.*(a) 7,004 907,998
TTM Technologies, Inc.* 13,824 1,346,734
Vishay Intertechnology, Inc.(a) 66,306 1,193,508
8,458,625
Energy Equipment & Services 2.6%
Archrock, Inc. 10,789 375,457
Borr Drilling Ltd.*(a) 57,840 333,737
Core Laboratories, Inc.(a) 37,355 627,190
Expro Group Holdings NV* 25,535 444,564
Forum Energy Technologies,
Inc.* 9,597 562,960
Helix Energy Solutions Group,
Inc.* 30,551 302,149
Mammoth Energy Services,
Inc.* 11,624 28,479
Nabors Industries Ltd.* 666 57,316
Common Stocks
Shares Value ($)
Energy Equipment & Services
Oceaneering International,
Inc.* 2,875 101,976
Patterson-UTI Energy, Inc.(a) 134,585 1,457,556
Ranger Energy Services, Inc.,
Class A 6,777 116,158
Select Water Solutions, Inc.,
Class A 2,143 32,788
TETRA Technologies, Inc.* 13,372 113,929
Tidewater, Inc.* 665 55,561
Transocean Ltd.* 46,212 306,386
4,916,206
Entertainment 0.8%
Cinemark Holdings, Inc.(a) 24,743 705,670
CuriosityStream, Inc. 16,554 49,000
IMAX Corp.* 7,684 292,069
Madison Square Garden
Entertainment Corp., Class
A*(a) 3,024 178,144
Marcus Corp. (The) 16,661 286,069
Starz Entertainment Corp. 3,157 36,306
1,547,258
Financial Services 1.3%
Acacia Research Corp.* 15,000 72,150
Banco Latinoamericano de
Comercio Exterior SA, Class
E 26,709 1,364,296
Essent Group Ltd. 604 35,298
NCR Atleos Corp.* 13,621 593,603
Paysign, Inc.*(a) 5,708 33,677
Remitly Global, Inc.* 14,047 220,117
Security National Financial
Corp., Class A*(a) 5,407 51,258
Sezzle, Inc.*(a) 1,656 104,808
2,475,207
Food Products 0.2%
Alico, Inc. 1,062 43,818
BRC, Inc., Class A*(a) 50,108 38,894
Cal-Maine Foods, Inc.(a) 2,694 213,230
295,942
Gas Utilities 0.7%
Brookfield Infrastructure Corp.,
Class A 10,300 407,056
ONE Gas, Inc. 10,089 868,966
1,276,022
Ground Transportation 0.3%
Heartland Express, Inc.(a) 19,487 202,665
Marten Transport Ltd. 3,325 43,657
RXO, Inc.* 16,507 241,332
487,654
Health Care Equipment & Supplies 3.9%
Alphatec Holdings, Inc.*(a) 12,900 140,352
Artivion, Inc.* 3,225 118,100
AtriCure, Inc.* 34,531 985,170
Cerus Corp.* 123,821 225,354
CVRx, Inc.*(a) 3,500 33,110
Embecta Corp.(a) 20,455 180,822
Enovis Corp.* 18,444 419,601
Glaukos Corp.* 11,180 1,203,639
Haemonetics Corp.* 11,246 633,825

NVIT GS Small Cap Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Inogen, Inc.* 29,241 180,709
Integra LifeSciences Holdings
Corp.*(a) 6,901 65,007
iRadimed Corp. 6,640 639,166
IRhythm Holdings, Inc.*(a) 2,845 335,767
LeMaitre Vascular, Inc.(a) 5,686 620,741
OrthoPediatrics Corp.* 8,978 142,481
QuidelOrtho Corp.* 25,731 422,760
RxSight, Inc.* 6,496 40,015
SI-BONE, Inc.* 18,171 229,500
TransMedics Group, Inc.* 7,042 700,045
UFP Technologies, Inc.*(a) 672 130,099
7,446,263
Health Care Providers & Services 3.2%
AdaptHealth Corp., Class A* 21,336 253,898
Addus HomeCare Corp.* 495 46,357
agilon health, Inc.* 5,845 46,236
Aveanna Healthcare Holdings,
Inc.* 5,330 34,325
Brookdale Senior Living,
Inc.*(a) 39,688 542,932
Castle Biosciences, Inc.* 4,410 108,266
Community Health Systems,
Inc.*(a) 76,390 224,587
Concentra Group Holdings
Parent, Inc. 3,718 79,751
CorVel Corp.* 513 28,035
Guardant Health, Inc.* 15,500 1,431,735
HealthEquity, Inc.* 9,928 829,683
LifeStance Health Group,
Inc.*(a) 36,190 230,530
NeoGenomics, Inc.* 1,853 13,749
Nutex Health, Inc.*(a) 415 39,442
OPKO Health, Inc.*(a) 199,653 227,604
Pennant Group, Inc. (The)* 18,160 553,517
Privia Health Group, Inc.* 20,357 418,743
US Physical Therapy, Inc. 4,633 347,290
Viemed Healthcare, Inc.* 81,367 749,390
6,206,070
Health Care REITs 1.3%
American Healthcare REIT,
Inc. 22,041 1,039,454
Chiron Real Estate, Inc. 6,806 225,142
Sabra Health Care REIT, Inc.
(a) 62,413 1,200,202
2,464,798
Health Care Technology 0.1%
Evolent Health, Inc., Class A* 25,454 58,035
Phreesia, Inc.* 8,773 73,518
Schrodinger, Inc.* 2,765 31,410
162,963
Hotel & Resort REITs 1.3%
Apple Hospitality REIT, Inc. 100,841 1,160,680
Chatham Lodging Trust 95,282 749,869
Xenia Hotels & Resorts, Inc. 38,493 570,851
2,481,400
Hotels, Restaurants & Leisure 1.0%
Bloomin' Brands, Inc. 76,313 412,090
Brightstar Lottery plc(a) 54,766 697,719
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Cheesecake Factory, Inc.
(The)(a) 1,763 96,524
Krispy Kreme, Inc.(a) 58,897 199,661
Kura Sushi USA, Inc., Class A* 563 39,292
Monarch Casino & Resort, Inc. 644 61,566
Portillo's, Inc., Class A*(a) 8,268 43,738
Shake Shack, Inc., Class A* 3,684 325,924
Super Group SGHC Ltd.(a) 5,904 63,763
1,940,277
Household Durables 1.8%
Cavco Industries, Inc.* 1,094 529,813
Century Communities, Inc. 10,361 594,514
Champion Homes, Inc.* 1,829 136,023
Dream Finders Homes, Inc.,
Class A*(a) 8,036 111,861
Flexsteel Industries, Inc. 534 23,998
Green Brick Partners, Inc.* 3,665 236,209
Hovnanian Enterprises, Inc.,
Class A* 241 26,729
Installed Building Products,
Inc. 72 19,091
LGI Homes, Inc.* 20,403 806,531
Meritage Homes Corp. 14,494 896,309
3,381,078
Household Products 0.4%
Energizer Holdings, Inc.(a) 42,752 701,988
Independent Power and Renewable Electricity Producers
0.0%
†
Hallador Energy Co.* 1,558 25,364
Industrial REITs 0.1%
One Liberty Properties, Inc. 13,568 291,169
Insurance 2.4%
AMERISAFE, Inc. 28,224 940,706
HCI Group, Inc. 1,238 191,407
Heritage Insurance Holdings,
Inc.* 9,069 238,061
Investors Title Co. 1,819 395,342
Lemonade, Inc.* 4,966 311,269
MBIA, Inc.* 1,773 10,478
Safety Insurance Group, Inc. 13,569 985,652
Selective Insurance Group,
Inc. 2,146 161,787
Stewart Information Services
Corp. 15,646 963,481
Tiptree, Inc., Class A 1,347 22,791
Universal Insurance Holdings,
Inc. 13,703 468,095
4,689,069
Interactive Media & Services 0.3%
EverQuote, Inc., Class A* 11,173 172,288
QuinStreet, Inc.* 40,162 482,345
654,633
IT Services 0.9%
Applied Digital Corp.*(a) 20,882 495,739
ASGN, Inc.* 12,492 483,565
BigBear.ai Holdings, Inc.*(a) 4,302 15,143
DigitalOcean Holdings, Inc.*(a) 3,199 274,410
Fastly, Inc., Class A* 18,083 525,492

28 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
IT Services
Unisys Corp.* 11,037 22,847
1,817,196
Leisure Products 0.4%
JAKKS Pacific, Inc.(a) 3,710 73,903
MasterCraft Boat Holdings,
Inc.*(a) 25,643 525,938
Peloton Interactive, Inc., Class
A* 23,830 102,231
Smith & Wesson Brands, Inc. 9,272 132,868
834,940
Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies
Corp.*(a) 60,673 842,141
Cytek Biosciences, Inc.*(a) 42,848 187,246
Maravai LifeSciences
Holdings, Inc., Class A* 45,876 129,829
Mesa Laboratories, Inc. 1,549 136,963
1,296,179
Machinery 3.1%
Aebi Schmidt Holding AG 30,010 291,397
Atmus Filtration Technologies,
Inc. 16,289 924,727
Blue Bird Corp.*(a) 3,786 215,007
Chart Industries, Inc.* 3,457 714,735
ESCO Technologies, Inc. 4,811 1,353,671
Federal Signal Corp. 5,011 541,890
Gencor Industries, Inc.* 5,075 76,125
Gorman-Rupp Co. (The) 176 10,935
Kadant, Inc. 1,969 575,637
Kennametal, Inc. 1,063 38,406
Manitowoc Co., Inc. (The)* 6,165 71,822
Microvast Holdings, Inc.*(a) 60,517 90,775
Miller Industries, Inc. 14,282 650,545
Omega Flex, Inc. 3,376 104,791
Proto Labs, Inc.* 1,490 84,960
Trinity Industries, Inc. 4,713 151,664
5,897,087
Marine Transportation 1.0%
Costamare Bulkers Holdings
Ltd.* 2,273 35,163
Costamare, Inc. 37,964 641,592
Himalaya Shipping Ltd.(a) 9,130 121,429
Pangaea Logistics Solutions
Ltd.(a) 34,266 242,603
Safe Bulkers, Inc. 138,205 874,838
1,915,625
Media 0.6%
AMC Networks, Inc., Class
A*(a) 4,524 30,718
Cable One, Inc.*(a) 5,800 529,018
EchoStar Corp., Class A*(a) 2,107 246,666
Entravision Communications
Corp., Class A 62,540 185,744
Gray Media, Inc. 15,997 69,427
1,061,573
Metals & Mining 2.7%
Caledonia Mining Corp. plc(a) 1,811 40,911
Coeur Mining, Inc.*(a) 86,581 1,625,125
Ferroglobe plc 16,963 69,888
Common Stocks
Shares Value ($)
Metals & Mining
Hecla Mining Co.(a) 80,573 1,501,075
Ivanhoe Electric, Inc.* 59,862 707,569
Lifezone Metals Ltd.*(a) 5,565 18,698
Materion Corp. 777 112,393
SSR Mining, Inc.* 30,093 884,734
US Goldmining, Inc.*(a) 2,933 34,111
Warrior Met Coal, Inc. 2,920 271,998
5,266,502
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Ladder Capital Corp., Class A 16,668 162,846
Nexpoint Real Estate Finance,
Inc.(a) 3,762 50,674
Orchid Island Capital, Inc.(a) 83,546 587,329
TPG Mortgage Investment
Trust, Inc.(a) 21,101 154,248
TPG RE Finance Trust, Inc. 26,192 204,560
1,159,657
Office REITs 0.4%
Brandywine Realty Trust(a) 55,258 149,749
Douglas Emmett, Inc.(a) 63,550 598,641
748,390
Oil, Gas & Consumable Fuels 4.4%
Clean Energy Fuels Corp.* 40,387 100,160
Comstock Resources, Inc.*(a) 28,301 596,585
Core Natural Resources, Inc. 5,307 555,802
Delek US Holdings, Inc. 6,694 301,699
Encore Energy Corp.*(a) 36,859 66,346
Energy Fuels, Inc.*(a) 9,996 182,427
Golar LNG Ltd.(a) 21,178 1,145,942
Granite Ridge Resources, Inc.
(a) 5,074 29,784
Green Plains, Inc.* 24,969 410,740
Magnolia Oil & Gas Corp.,
Class A(a) 49,328 1,557,285
NextDecade Corp.*(a) 15,934 122,054
Northern Oil & Gas, Inc.(a) 22,805 666,590
PBF Energy, Inc., Class A 3,322 158,194
REX American Resources
Corp.* 1,145 52,178
SandRidge Energy, Inc. 14,308 233,363
Scorpio Tankers, Inc. 4,103 306,330
SFL Corp. Ltd. 31,416 338,979
SM Energy Co. 41,819 1,303,916
Teekay Tankers Ltd., Class A 2,239 164,163
Uranium Energy Corp.*(a) 17,553 236,966
8,529,503
Passenger Airlines 0.9%
Allegiant Travel Co.* 4,062 329,184
JetBlue Airways Corp.*(a) 61,025 269,731
SkyWest, Inc.* 11,936 1,096,083
1,694,998
Personal Care Products 0.3%
Herbalife Ltd.* 40,032 589,271
Niagen Bioscience, Inc.* 5,628 24,819
614,090
Pharmaceuticals 1.5%
Aclaris Therapeutics, Inc.* 12,565 47,119
Amneal Pharmaceuticals, Inc.* 63,481 789,069
Atea Pharmaceuticals, Inc.*(a) 6,055 32,576

NVIT GS Small Cap Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Pharmaceuticals
Edgewise Therapeutics,
Inc.*(a) 9,114 287,091
Harmony Biosciences
Holdings, Inc.* 8,456 236,853
Innoviva, Inc.* 6,868 160,024
Ligand Pharmaceuticals,
Inc.*(a) 808 161,317
Rapport Therapeutics, Inc.*(a) 4,763 149,034
Septerna, Inc.*(a) 11,124 267,310
SIGA Technologies, Inc. 30,563 163,512
Supernus Pharmaceuticals,
Inc.* 4,044 209,034
Tarsus Pharmaceuticals, Inc.* 4,203 294,840
Theravance Biopharma, Inc.* 777 12,611
Third Harmonic Bio, Inc.*∞ 12,914 0
2,810,390
Professional Services 0.9%
Alight, Inc., Class A 346,914 202,147
Exponent, Inc. 6,249 407,747
ICF International, Inc. 1,065 69,534
Planet Labs PBC*(a) 8,328 232,768
Verra Mobility Corp., Class A* 55,367 791,194
1,703,390
Real Estate Management & Development 0.1%
Forestar Group, Inc.* 6,220 152,017
Residential REITs 1.0%
NexPoint Residential Trust,
Inc. 36,167 904,175
UMH Properties, Inc. 70,747 1,020,879
1,925,054
Retail REITs 0.9%
Macerich Co. (The) 10,595 200,246
Phillips Edison & Co., Inc. 34,801 1,302,253
Tanger, Inc. 4,282 145,502
1,648,001
Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Inc., Class A* 4,775 187,896
Cohu, Inc.* 18,668 571,614
Credo Technology Group
Holding Ltd.* 9,157 859,568
Diodes, Inc.*(a) 19,748 1,347,999
FormFactor, Inc.* 2,860 277,391
MaxLinear, Inc., Class A* 33,687 585,817
Semtech Corp.* 6,405 492,480
Silicon Laboratories, Inc.* 4,013 835,306
SiTime Corp.* 2,174 750,791
Ultra Clean Holdings, Inc.*(a) 2,079 129,272
6,038,134
Software 5.0%
A10 Networks, Inc. 6,766 156,430
Adeia, Inc.(a) 16,475 395,894
Agilysys, Inc.*(a) 6,769 481,547
Alkami Technology, Inc.*(a) 20,721 324,698
Arteris, Inc.* 35,303 580,381
AvePoint, Inc.* 25,691 244,321
Cerence, Inc.*(a) 24,687 155,775
Cipher Digital, Inc.*(a) 3,683 47,400
Cleanspark, Inc.*(a) 18,233 155,163
Clear Secure, Inc., Class A 9,966 482,454
Common Stocks
Shares Value ($)
Software
Consensus Cloud Solutions,
Inc.*(a) 7,668 182,038
Core Scientific, Inc.* 8,356 125,006
Digital Turbine, Inc.*(a) 18,068 52,036
Domo, Inc., Class B*(a) 53,505 163,725
D-Wave Quantum, Inc.*(a) 21,687 312,943
Hut 8 Corp.*(a) 4,781 224,277
InterDigital, Inc.(a) 3,710 1,120,420
MARA Holdings, Inc.*(a) 13,485 110,038
Mitek Systems, Inc.* 7,061 95,323
Pagaya Technologies Ltd.,
Class A*(a) 15,018 174,960
Porch Group, Inc.*(a) 16,606 119,065
Progress Software Corp.* 9,180 235,467
Q2 Holdings, Inc.* 4,035 190,855
Red Violet, Inc.* 6,153 212,894
Rezolve AI plc*(a) 7,048 18,043
Riot Platforms, Inc.*(a) 16,138 199,466
Silvaco Group, Inc.* 4,122 29,184
SoundHound AI, Inc., Class
A*(a) 10,581 72,691
Sprout Social, Inc., Class A* 13,614 77,600
Telos Corp.* 12,759 53,460
Tenable Holdings, Inc.* 7,641 129,248
Terawulf, Inc.*(a) 27,005 389,682
Varonis Systems, Inc., Class
B* 28,007 601,310
Vertex, Inc., Class A* 69,408 825,261
Xperi, Inc.*(a) 4,201 23,526
Zeta Global Holdings Corp.,
Class A*(a) 54,291 864,313
9,626,894
Specialized REITs 0.7%
Four Corners Property Trust,
Inc.(a) 15,062 356,216
Smartstop Self Storage REIT,
Inc.(a) 33,809 1,023,737
1,379,953
Specialty Retail 2.8%
Advance Auto Parts, Inc.(a) 16,677 879,712
American Eagle Outfitters, Inc. 55,866 932,962
Bed Bath & Beyond, Inc.* 5,813 26,972
Boot Barn Holdings, Inc.* 5,165 755,949
Camping World Holdings, Inc.,
Class A(a) 40,420 276,069
Citi Trends, Inc.* 3,651 158,161
Designer Brands, Inc., Class
A(a) 37,530 213,546
Petco Health & Wellness Co.,
Inc., Class A* 34,920 97,077
Shoe Carnival, Inc.(a) 27,220 424,360
ThredUp, Inc., Class A* 9,847 32,298
Upbound Group, Inc. 35,476 640,342
Winmark Corp. 822 351,446
Zumiez, Inc.*(a) 29,410 651,726
5,440,620
Technology Hardware, Storage & Peripherals 0.5%
Corsair Gaming, Inc.*(a) 21,273 118,065
Eastman Kodak Co.* 15,812 143,099

30 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
IonQ, Inc.*(a) 22,383 645,302
906,466
Textiles, Apparel & Luxury Goods 1.5%
Figs, Inc., Class A* 37,077 547,627
G-III Apparel Group Ltd. 12,059 334,034
Movado Group, Inc. 28,271 690,378
Oxford Industries, Inc.(a) 6,938 267,182
Steven Madden Ltd. 30,829 1,045,720
2,884,941
Trading Companies & Distributors 0.7%
Boise Cascade Co.(a) 4,850 367,873
Custom Truck One Source,
Inc.* 10,978 72,126
DNOW, Inc.* 59,507 708,728
NPK International, Inc.* 14,013 203,048
1,351,775
Water Utilities 0.0%
†
American States Water Co. 511 38,642
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 6,402 269,524
Total Common Stocks
(cost $167,882,125) 188,260,844
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Cargo Therapeutics, Inc.,
CVR*∞ 20,331 0
Total Rights
(cost $0) 0
Repurchase Agreements 12.6%
Principal
Amount ($)
Bank of America NA,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $5,500,559,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047;
total market value
$5,610,000.(b) 5,500,000 5,500,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $5,000,511,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $5,100,000.
(b) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $3,810,313,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$3,886,519.(b) 3,809,927 3,809,927
Pershing LLC,
3.64%, dated 3/31/2026,
due 4/1/2026, repurchase
price $10,001,011,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2026
- 1/20/2076; total market
value $10,200,001.(b) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $24,309,927) 24,309,927
Total Investments
(cost $192,192,052) — 110.5% 212,570,771
Liabilities in excess of other assets
— (10.5)% (20,189,267)
NET ASSETS — 100.0%
$ 192,381,504
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $37,874,719, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $24,309,927 and by $13,057,430 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.38%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$37,367,357.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $24,309,927.
CVR Contingent Value Rights
REIT Real Estate Investment Trust

NVIT GS Small Cap Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 31
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 28 6/2026 USD 3,517,080 (29,873)
Net contracts (29,873)
Currency:
USD United States Dollar

32 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Small Cap Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 33
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 4,134,329 $ – $ – $ 4,134,329
Automobile Components 2,379,019 – – 2,379,019
Banks 15,682,660 – – 15,682,660
Biotechnology 15,336,471 – – 15,336,471
Building Products 39,029 – – 39,029
Capital Markets 2,262,233 – – 2,262,233
Chemicals 2,169,055 – – 2,169,055
Commercial Services & Supplies 3,287,700 – – 3,287,700
Communications Equipment 1,209,631 – – 1,209,631
Construction & Engineering 5,956,282 – – 5,956,282
Construction Materials 1,250,460 – – 1,250,460
Consumer Finance 3,857,674 – – 3,857,674
Consumer Staples Distribution & Retail 131,665 – – 131,665
Containers & Packaging 1,105,169 – – 1,105,169
Diversified Consumer Services 5,018,836 – – 5,018,836
Diversified REITs 90,571 – – 90,571
Diversified Telecommunication Services 897,770 – – 897,770
Electric Utilities 753,857 – – 753,857
Electrical Equipment 5,784,905 – – 5,784,905
Electronic Equipment, Instruments &
Components 8,458,625 – – 8,458,625
Energy Equipment & Services 4,916,206 – – 4,916,206
Entertainment 1,547,258 – – 1,547,258
Financial Services 2,475,207 – – 2,475,207
Food Products 295,942 – – 295,942
Gas Utilities 1,276,022 – – 1,276,022
Ground Transportation 487,654 – – 487,654
Health Care Equipment & Supplies 7,446,263 – – 7,446,263
Health Care Providers & Services 6,206,070 – – 6,206,070
Health Care REITs 2,464,798 – – 2,464,798
Health Care Technology 162,963 – – 162,963
Hotel & Resort REITs 2,481,400 – – 2,481,400
Hotels, Restaurants & Leisure 1,940,277 – – 1,940,277
Household Durables 3,381,078 – – 3,381,078
Household Products 701,988 – – 701,988
Independent Power and Renewable
Electricity Producers 25,364 – – 25,364
Industrial REITs 291,169 – – 291,169
Insurance 4,689,069 – – 4,689,069
Interactive Media & Services 654,633 – – 654,633
IT Services 1,817,196 – – 1,817,196
Leisure Products 834,940 – – 834,940
Life Sciences Tools & Services 1,296,179 – – 1,296,179
Machinery 5,897,087 – – 5,897,087
Marine Transportation 1,915,625 – – 1,915,625
Media 1,061,573 – – 1,061,573
Metals & Mining 5,266,502 – – 5,266,502
Mortgage Real Estate Investment Trusts
(REITs) 1,159,657 – – 1,159,657
Office REITs 748,390 – – 748,390
Oil, Gas & Consumable Fuels 8,529,503 – – 8,529,503
Passenger Airlines 1,694,998 – – 1,694,998
Personal Care Products 614,091 – – 614,091
Pharmaceuticals 2,810,390 – – 2,810,390
Professional Services 1,703,390 – – 1,703,390
Real Estate Management & Development 152,017 – – 152,017
Residential REITs 1,925,054 – – 1,925,054
Retail REITs 1,648,001 – – 1,648,001

34 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 6,038,134 $ – $ – $ 6,038,134
Software 9,626,894 – – 9,626,894
Specialized REITs 1,379,953 – – 1,379,953
Specialty Retail 5,440,620 – – 5,440,620
Technology Hardware, Storage &
Peripherals 906,466 – – 906,466
Textiles, Apparel & Luxury Goods 2,884,941 – – 2,884,941
Trading Companies & Distributors 1,351,775 – – 1,351,775
Water Utilities 38,642 – – 38,642
Wireless Telecommunication Services 269,524 – – 269,524
Total Common Stocks $ 188,260,844 $ – $ – $ 188,260,844
Repurchase Agreements – 24,309,927 – 24,309,927
Rights – – – –
Total Assets $ 188,260,844 $ 24,309,927 $ – $ 212,570,771
Liabilities:
Futures Contracts $ (29,873) $ – $ – $ (29,873)
Total Liabilities $ (29,873) $ – $ – $ (29,873)
Total $ 188,230,971 $ 24,309,927 $ – $ 212,540,898

NVIT GS Small Cap Equity Insights Fund - March 31, 2026 (Unaudited) - Statement of Investments - 35
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (29,873)
Total $ (29,873)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks 98 .6%
Shares Value ($)
Aerospace & Defense 3 .0%
GE Aerospace 36,072 10,236,151
RTX Corp. 69,165 13,341,929
Textron, Inc. 34,798 3,046,913
26,624,993
Automobile Components 1 .2%
BorgWarner, Inc. 142,928 7,755,273
Gentex Corp. 156,309 3,415,352
11,170,625
Automobiles 2 .0%
Tesla, Inc.* 48,052 17,863,331
Banks 3 .6%
Bank of America Corp. 285,367 13,911,641
JPMorgan Chase & Co. 61,538 18,102,018
32,013,659
Beverages 1 .1%
Coca-Cola Co. (The) 123,757 9,411,720
Biotechnology 1 .4%
Moderna, Inc.* 43,223 2,195,728
Regeneron Pharmaceuticals,
Inc. 1,723 1,331,259
Vertex Pharmaceuticals, Inc.* 20,150 8,997,781
12,524,768
Broadline Retail 4 .4%
Amazon.com, Inc.* 158,641 33,040,161
Ollie's Bargain Outlet
Holdings, Inc.* 68,259 6,282,558
39,322,719
Building Products 0 .8%
Carrier Global Corp. 126,375 7,116,176
Capital Markets 3 .3%
Ameriprise Financial, Inc. 7,877 3,500,539
Bank of New York Mellon
Corp. (The) 13,040 1,546,935
Blackrock, Inc. 6,519 6,269,388
Brookfield Asset Management
Ltd., Class A 26,176 1,163,523
CME Group, Inc. 14,645 4,325,401
Evercore, Inc., Class A 17,264 5,153,477
Invesco Ltd. 161,038 3,911,613
MarketAxess Holdings, Inc. 23,279 3,840,569
29,711,445
Chemicals 1 .2%
Axalta Coating Systems Ltd.* 116,233 3,219,654
Linde plc 11,801 5,850,464
Mosaic Co. (The) 76,709 1,956,079
11,026,197
Commercial Services & Supplies 1 .4%
Clean Harbors, Inc.* 32,349 9,275,429
Waste Connections, Inc. 17,266 2,804,689
12,080,118
Communications Equipment 0 .6%
Arista Networks, Inc.* 3,658 449,129
Motorola Solutions, Inc. 11,513 4,996,297
5,445,426
Construction & Engineering 0 .4%
Everus Construction Group,
Inc.* 7,200 850,032
Common Stocks
Shares Value ($)
Construction & Engineering
MasTec, Inc.* 6,296 2,025,675
Quanta Services, Inc. 1,630 894,903
3,770,610
Construction Materials 1 .1%
Vulcan Materials Co. 35,298 9,611,645
Consumer Finance 1 .8%
OneMain Holdings, Inc. 137,288 7,343,535
SoFi Technologies, Inc.* 173,757 2,759,261
Synchrony Financial 86,745 5,900,395
16,003,191
Consumer Staples Distribution & Retail 1 .3%
Casey's General Stores, Inc. 14,278 10,392,385
Sysco Corp. 22,044 1,572,399
11,964,784
Containers & Packaging 0 .1%
Crown Holdings, Inc. 9,768 979,242
Diversified Consumer Services 0 .2%
Bright Horizons Family
Solutions, Inc.* 16,462 1,352,024
Electrical Equipment 0 .6%
Emerson Electric Co. 31,085 4,072,757
Vertiv Holdings Co., Class A 6,167 1,545,327
5,618,084
Electronic Equipment, Instruments & Components 0 .7%
Corning, Inc. 46,041 6,260,195
Energy Equipment & Services 0 .8%
Baker Hughes Co., Class A 12,890 786,935
NOV, Inc. 233,715 4,396,179
TechnipFMC plc 25,730 1,778,715
6,961,829
Entertainment 0 .0%
†
ROBLOX Corp., Class A* 5,736 324,428
Financial Services 2 .2%
Berkshire Hathaway, Inc.,
Class B* 8,987 4,306,571
Mastercard, Inc., Class A 30,567 15,273,107
19,579,678
Food Products 0 .9%
Tyson Foods, Inc., Class A 125,873 8,064,683
Ground Transportation 0 .5%
XPO, Inc.* 24,782 4,821,338
Health Care Equipment & Supplies 1 .7%
Align Technology, Inc.* 5,468 937,379
Boston Scientific Corp.* 143,971 9,034,180
Medtronic plc 21,741 1,883,858
Stryker Corp. 9,560 3,141,321
14,996,738
Health Care Providers & Services 3 .6%
CVS Health Corp. 141,170 10,138,830
Encompass Health Corp. 52,051 5,034,893
HCA Healthcare, Inc. 1,458 689,984
UnitedHealth Group, Inc. 35,119 9,502,850
Universal Health Services,
Inc., Class B 37,621 6,733,030
32,099,587

NVIT GS Large Cap Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Health Care REITs 0 .4%
Welltower, Inc. 17,630 3,485,627
Hotels, Restaurants & Leisure 2 .7%
Aramark 167,619 6,795,274
Chipotle Mexican Grill, Inc.,
Class A* 285,974 9,154,028
Expedia Group, Inc. 4,702 1,085,645
Planet Fitness, Inc., Class A* 35,062 2,607,911
Royal Caribbean Cruises Ltd. 11,569 3,183,557
Viking Holdings Ltd.* 19,062 1,400,676
24,227,091
Household Durables 0 .6%
DR Horton, Inc. 36,250 4,974,225
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 39,456 555,935
Industrial Conglomerates 0 .9%
3M Co. 56,379 8,187,922
Insurance 1 .1%
Loews Corp. 83,957 8,961,570
MetLife, Inc. 14,640 1,035,341
9,996,911
Interactive Media & Services 7 .8%
Alphabet, Inc., Class A 127,416 36,639,745
Meta Platforms, Inc., Class A 46,865 26,812,872
Reddit, Inc., Class A* 48,180 6,487,437
69,940,054
IT Services 0 .1%
International Business
Machines Corp. 1,912 463,450
Life Sciences Tools & Services 0 .4%
Mettler-Toledo International,
Inc.* 2,905 3,663,786
West Pharmaceutical
Services, Inc. 687 172,190
3,835,976
Machinery 2 .0%
Illinois Tool Works, Inc. 36,962 9,620,839
Mueller Industries, Inc. 77,551 8,592,651
18,213,490
Marine Transportation 1 .1%
Kirby Corp.* 72,560 9,641,773
Media 0 .6%
Fox Corp., Class A 87,441 5,106,554
Oil, Gas & Consumable Fuels 3 .0%
Antero Resources Corp.* 57,206 2,427,822
APA Corp. 71,822 3,048,126
Cheniere Energy, Inc. 4,062 1,152,633
Chevron Corp. 7,242 1,498,370
ConocoPhillips 42,428 5,600,496
Exxon Mobil Corp. 4,180 709,179
Kinder Morgan, Inc. 304,455 10,208,376
Phillips 66 10,329 1,881,737
26,526,739
Passenger Airlines 0 .6%
United Airlines Holdings, Inc.* 56,518 5,203,612
Common Stocks
Shares Value ($)
Pharmaceuticals 2 .6%
Eli Lilly & Co. 14,607 13,435,080
Johnson & Johnson 40,172 9,819,644
23,254,724
Professional Services 0 .2%
Parsons Corp.* 26,098 1,413,729
Residential REITs 1 .8%
American Homes 4 Rent,
Class A 45,285 1,264,357
AvalonBay Communities, Inc. 25,529 4,170,162
Camden Property Trust 88,353 8,628,554
Invitation Homes, Inc. 86,141 2,140,604
16,203,677
Semiconductors & Semiconductor Equipment 11 .5%
Allegro MicroSystems, Inc.* 32,971 1,039,576
Broadcom, Inc. 98,614 30,522,019
Microchip Technology, Inc. 4,883 315,491
Micron Technology, Inc. 6,420 2,168,933
NVIDIA Corp. 322,891 56,312,190
ON Semiconductor Corp.* 48,777 3,020,272
Texas Instruments, Inc. 42,793 8,307,833
Universal Display Corp. 13,538 1,240,893
102,927,207
Software 10 .6%
Bentley Systems, Inc., Class B 53,573 1,881,484
Dolby Laboratories, Inc., Class
A 108,365 6,508,402
Fortinet, Inc.* 89,788 7,337,475
Intuit, Inc. 400 172,952
Microsoft Corp. 132,971 49,221,875
Oracle Corp. 65,004 9,562,738
Palantir Technologies, Inc.,
Class A* 56,888 8,321,577
Synopsys, Inc.* 25,529 10,121,738
Zoom Communications, Inc.,
Class A* 15,141 1,217,185
94,345,426
Specialty Retail 1 .9%
AutoNation, Inc.* 8,509 1,661,467
Burlington Stores, Inc.* 10,945 3,561,284
Carvana Co., Class A* 723 227,297
TJX Cos., Inc. (The) 73,104 11,674,709
17,124,757
Technology Hardware, Storage & Peripherals 7 .5%
Apple, Inc. 254,255 64,527,377
Sandisk Corp.* 3,236 2,055,960
Western Digital Corp. 2,310 624,832
67,208,169
Textiles, Apparel & Luxury Goods 0 .0%
†
Crocs, Inc.* 3,021 250,803
Trading Companies & Distributors 0 .3%
Watsco, Inc. 6,276 2,283,146

38 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0 .9%
T-Mobile US, Inc. 39,000 8,191,170
Total Investments
(cost $683,167,432) — 98.6% 880,281,400
Other assets in excess of liabilities — 1.4% 12,818,281
NET ASSETS — 100.0%
$ 893,099,681
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

NVIT GS Large Cap Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 39
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 26 6/2026 USD 8,541,975 (262,739)
Net contracts (262,739)
Currency:
USD United States Dollar

40 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GS Large Cap Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Large Cap Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 41
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 880,281,400 $ – $ – $ 880,281,400
Total Assets $ 880,281,400 $ – $ – $ 880,281,400
Liabilities:
Futures Contracts $ (262,739) $ – $ – $ (262,739)
Total Liabilities $ (262,739) $ – $ – $ (262,739)
Total $ 880,018,661 $ – $ – $ 880,018,661
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (262,739)
Total $ (262,739)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

42 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks 97.9%
Shares Value ($)
Aerospace & Defense 1.4%
Lockheed Martin Corp. 20,620 12,462,522
Automobiles 1.0%
General Motors Co. 118,169 8,803,591
Biotechnology 1.4%
Halozyme Therapeutics, Inc.* 38,948 2,517,209
Incyte Corp.* 108,280 10,191,314
12,708,523
Broadline Retail 4.0%
Amazon.com, Inc.* 70,015 14,582,024
Coupang, Inc.* 462,020 8,722,937
Dillard's, Inc., Class A 1,052 601,860
eBay, Inc. 141,046 12,838,007
36,744,828
Building Products 1.8%
A O Smith Corp. 89,416 5,896,091
Masco Corp. 137,748 8,315,847
Trex Co., Inc.* 55,424 2,018,542
16,230,480
Capital Markets 4.1%
Bank of New York Mellon
Corp. (The) 36,403 4,318,488
Interactive Brokers Group,
Inc., Class A 226,812 15,212,281
Jefferies Financial Group, Inc. 71,347 2,944,491
Northern Trust Corp. 66,684 9,307,086
State Street Corp. 16,711 2,114,944
Stifel Financial Corp. 52,595 3,887,822
37,785,112
Chemicals 2.0%
Albemarle Corp. 55,198 9,909,697
Westlake Corp. 74,303 8,680,076
18,589,773
Commercial Services & Supplies 1.6%
Waste Management, Inc. 63,731 14,644,747
Communications Equipment 1.5%
Arista Networks, Inc.* 112,641 13,830,062
Construction & Engineering 1.7%
Comfort Systems USA, Inc. 5,857 8,076,744
EMCOR Group, Inc. 9,879 7,293,765
15,370,509
Consumer Finance 1.1%
Ally Financial, Inc. 257,985 10,120,752
Consumer Staples Distribution & Retail 2.7%
Maplebear , Inc.* 203,356 7,617,716
Target Corp. 141,547 17,155,496
24,773,212
Containers & Packaging 0.9%
Crown Holdings, Inc. 85,996 8,621,099
Electronic Equipment, Instruments & Components 1.9%
Jabil, Inc. 42,726 11,349,307
TD SYNNEX Corp. 33,705 5,686,371
17,035,678
Entertainment 0.9%
Netflix, Inc.* 21,666 2,083,186
ROBLOX Corp., Class A* 10,536 595,916
Common Stocks
Shares Value ($)
Entertainment
Roku, Inc., Class A* 61,345 5,804,464
8,483,566
Financial Services 0.9%
Corebridge Financial, Inc. 323,364 7,715,465
Food Products 2.2%
Archer-Daniels-Midland Co. 165,896 12,058,980
Smithfield Foods, Inc. 123,350 3,450,100
Tyson Foods, Inc., Class A 65,364 4,187,871
19,696,951
Ground Transportation 1.9%
JB Hunt Transport Services,
Inc. 31,280 6,628,232
Landstar System, Inc. 51,130 8,196,650
Ryder System, Inc. 8,474 1,734,713
U-Haul Holding Co.* 15,208 726,638
17,286,233
Health Care Equipment & Supplies 4.0%
Align Technology, Inc.* 66,959 11,478,781
Edwards Lifesciences Corp.* 189,746 15,194,860
GE HealthCare Technologies,
Inc. 138,952 9,890,603
36,564,244
Health Care Providers & Services 1.8%
Centene Corp.* 246,892 8,083,244
McKesson Corp. 1,798 1,555,917
Molina Healthcare, Inc.* 49,279 6,568,891
16,208,052
Hotels, Restaurants & Leisure 4.9%
Booking Holdings, Inc. 4,085 17,199,157
Domino's Pizza, Inc. 29,261 10,498,554
DraftKings, Inc., Class A* 264,375 5,715,788
Las Vegas Sands Corp. 215,825 11,628,651
45,042,150
Household Products 0.9%
Clorox Co. (The) 80,078 8,298,483
Independent Power and Renewable Electricity Producers
0.3%
Vistra Corp. 15,404 2,315,683
Insurance 3.8%
CNA Financial Corp. 51,391 2,359,875
Everest Group Ltd. 20,889 6,827,569
First American Financial Corp. 24,692 1,488,681
Globe Life, Inc. 96,835 13,476,527
Reinsurance Group of
America, Inc. 36,712 7,495,122
Travelers Cos., Inc. (The) 10,960 3,196,813
34,844,587
Interactive Media & Services 6.8%
Alphabet, Inc., Class C 161,485 46,323,587
Match Group, Inc. 341,505 10,487,618
Meta Platforms, Inc., Class A 5,861 3,353,254
Snap, Inc., Class A* 419,593 1,930,128
62,094,587
IT Services 1.5%
VeriSign, Inc. 56,633 14,065,372

NVIT U.S. 130/30 Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 0.8%
West Pharmaceutical
Services, Inc. 29,782 7,464,561
Machinery 1.7%
Graco, Inc. 68,607 5,807,582
Otis Worldwide Corp. 126,985 9,788,004
15,595,586
Media 0.5%
Trade Desk, Inc. (The), Class
A* 208,655 4,734,382
Metals & Mining 0.2%
Commercial Metals Co. 23,726 1,457,488
Oil, Gas & Consumable Fuels 3.2%
Phillips 66 89,008 16,215,477
Valero Energy Corp. 53,475 13,212,603
29,428,080
Passenger Airlines 1.3%
Southwest Airlines Co. 317,694 11,935,764
Professional Services 0.4%
FTI Consulting, Inc.* 20,407 3,607,345
Residential REITs 2.1%
Camden Property Trust 102,503 10,010,443
Essex Property Trust, Inc. 35,879 8,682,718
18,693,161
Semiconductors & Semiconductor Equipment 13.1%
Broadcom, Inc. 20,114 6,225,484
Cirrus Logic, Inc.* 29,161 4,217,264
Micron Technology, Inc. 52,506 17,738,627
NVIDIA Corp. 397,699 69,358,705
QUALCOMM, Inc. 120,947 15,575,555
Texas Instruments, Inc. 31,976 6,207,821
119,323,456
Software 11.5%
Adobe, Inc.* 36,664 8,912,285
Atlassian Corp., Class A* 35,320 2,410,590
Docusign , Inc., Class A* 124,134 5,885,193
Dropbox, Inc., Class A* 140,028 3,181,436
Fortinet, Inc.* 138,562 11,323,287
Manhattan Associates, Inc.* 46,866 6,238,802
Microsoft Corp. 73,059 27,044,250
Nutanix, Inc., Class A* 92,760 3,525,808
Palantir Technologies, Inc.,
Class A* 70,436 10,303,378
Pegasystems, Inc. 38,411 1,634,772
ServiceNow, Inc.* 106,837 11,169,808
Workday, Inc., Class A* 75,371 9,792,200
Zoom Communications, Inc.,
Class A* 34,219 2,750,866
Zscaler, Inc.* 8,066 1,131,579
105,304,254
Specialized REITs 0.0%
†
Millrose Properties, Inc. 9,380 262,640
Specialty Retail 1.2%
Best Buy Co., Inc. 65,813 4,225,194
Carvana Co., Class A* 6,723 2,113,577
Wayfair, Inc., Class A* 23,946 1,800,979
Williams-Sonoma, Inc. 14,688 2,678,063
10,817,813
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc. 123,090 31,239,011
Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp.* 136,977 13,710,028
Total Investments
(cost $758,452,648) — 97.9% 893,909,830
Other assets in excess of liabilities — 2.1% 18,999,650
NET ASSETS — 100.0%
$ 912,909,480
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

44 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
OTC Total return swap contracts outstanding as of March 31, 2026 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
A O Smith Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 25,589 57,831 57,831
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 22,677 117,240 117,240
Allegro
MicroSystems , Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 87,165 304,206 304,206
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 74,729 98,642 98,642
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 104,383 747,382 747,382
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 8,256 12,054 12,054
Argan, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 19,334 592,974 592,974
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 5,999 8,219 8,219
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 110,671 381,815 381,815
Best Buy Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 111,390 139,238 139,238
Carvana Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,603 61,379 61,379
Centene Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 61,506 57,816 57,816
CF Industries
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 31,726 246,194 246,194
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 47,624 299,555 299,555
Commercial Metals
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 103,063 138,104 138,104
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 3,666 5,059 5,059
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 22,095 52,586 52,586
Dillard's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 6,750 115,020 115,020
Docusign , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 25,041 3,756 3,756

NVIT U.S. 130/30 Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
DraftKings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 15,464 10,670 10,670
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 290,515 46,482 46,482
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 10,622 395,245 395,245
Essex Property
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 8,990 17,800 17,800
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 36,452 484,447 484,447
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 15,364 84,809 84,809
Everpure , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 14,249 29,210 29,210
Expand Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 42,941 71,712 71,712
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 25,080 66,964 66,964
FTI Consulting, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 35,067 102,045 102,045
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 24,242 58,423 58,423
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 85,090 163,373 163,373
Halozyme
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 28,911 72,278 72,278
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 52,321 198,297 198,297
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 14,292 101,902 101,902
Jefferies Financial
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 125,944 255,666 255,666
Lockheed Martin
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 7,023 65,103 65,103
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 13,393 35,625 35,625
Maplebear , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 60,155 16,242 16,242

46 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Masco Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 33,686 70,404 70,404
Match Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 4,170 2,335 2,335
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,786 22,410 22,410
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 14,267 26,109 26,109
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 63,969 193,186 193,186
Northern Trust Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 13,748 45,918 45,918
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 37,350 2,988 2,988
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 78,466 725,026 725,026
Omega Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 100,892 26,944 26,944
ONEOK, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 34,091 87,614 87,614
Paramount
Skydance Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 164,830 16,483 16,483
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 61,539 66,462 66,462
Pinterest, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 324,709 107,154 107,154
Powell Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 7,313 281,697 281,697
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 1,203 5,835 5,835
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 10,821 95,333 95,333
SentinelOne , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 107,265 28,962 28,962
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 409,522 237,523 237,523
Stifel Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 102,446 214,691 214,691

NVIT U.S. 130/30 Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
StoneX Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 31,063 83,870 83,870
TD SYNNEX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 38,455 329,944 329,944
Texas Instruments,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 49,599 382,904 382,904
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 84,688 57,588 57,588
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 23,897 35,295 35,295
Trex Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 88,003 89,763 89,763
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 132,462 108,619 108,619
U-Haul Holding Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 4,869 7,352 7,352
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 17,713 58,416 58,416
Wayfair, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 10,587 59,922 59,922
West
Pharmaceutical
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 20,859 114,725 114,725
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,190 1,607 1,607
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 41,297 226,720 226,720
Zscaler, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 11,561 35,029 35,029
– –
Total unrealized appreciation 9,564,191 9,564,191
– –
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 10,735 (79,332) (79,332)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 20,133 (122,409) (122,409)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 515,429 (221,634) (221,634)
Amcor plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 116,248 (266,208) (266,208)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 28,386 (56,204) (56,204)

48 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Applied Digital Corp. Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 13,123 (41,928) (41,928)
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 42,132 (212,767) (212,767)
Atlantic Union
Bankshares Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 123,824 (151,557) (151,557)
Axon Enterprise, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 10,720 (100,236) (100,236)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.39% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 129,650 (78,588) (78,588)
Blackstone Secured
Lending Fund
Increases in total
return of reference
entity
OBFR - 0.64% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 23,020 (15,423) (15,423)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 20,195 (18,781) (18,781)
CareTrust REIT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 9,730 (3,795) (3,795)
Carpenter
Technology Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 10,398 (245,809) (245,809)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 58,331 (55,998) (55,998)
Cipher Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 44,347 (37,917) (37,917)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 252,070 (85,704) (85,704)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 24,701 (458,451) (458,451)
Construction
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 43,273 (223,289) (223,289)
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 60,779 (162,280) (162,280)
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 26,120 (37,874) (37,874)
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 46,166 (22,621) (22,621)
Element Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 130,110 (231,596) (231,596)
Emerson Electric
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 33,328 (275,789) (275,789)

NVIT U.S. 130/30 Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 37,410 (81,180) (81,180)
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,202 (3,991) (3,991)
Figure Technology
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 3.02% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 10,891 (35,287) (35,287)
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 56,861 (150,682) (150,682)
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 98,863 (295,600) (295,600)
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 38,896 (81,293) (81,293)
HubSpot, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 981 (6,170) (6,170)
Ingersoll Rand, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 60,249 (192,797) (192,797)
International Paper
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 132,871 (154,462) (154,462)
IonQ , Inc. Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 15,672 (35,105) (35,105)
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 37,371 (193,582) (193,582)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 348,825 (111,624) (111,624)
Kraft Heinz Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 85,292 (12,794) (12,794)
Kymera
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 33,117 (126,176) (126,176)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 41,729 (310,464) (310,464)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 6,858 (14,316) (14,316)
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 51,388 (104,318) (104,318)
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 9,901 (4,853) (4,853)
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 5,476 (262,684) (262,684)

50 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 24,575 (309,153) (309,153)
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 210,608 (267,472) (267,472)
MKS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,425 (46,899) (46,899)
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 18,051 (262,281) (262,281)
NuScale Power
Corp.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 107,498 (63,424) (63,424)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 158,357 (121,143) (121,143)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 33,448 (277,953) (277,953)
Palo Alto Networks,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 28,857 (172,276) (172,276)
Planet Labs PBC Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 98,753 (5,925) (5,925)
Primo Brands Corp. Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 217,416 (106,534) (106,534)
Protagonist
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 24,225 (133,964) (133,964)
RadNet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 67,466 (10,120) (10,120)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 2,525 (47,318) (47,318)
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 63,053 (35,972) (35,972)
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 21,827 (205,610) (205,610)
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 59,000 (267,860) (267,860)
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 237,214 (180,283) (180,283)
Rocket Lab Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 26,529 (181,458) (181,458)
Royal Caribbean
Cruises Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 17,697 (270,941) (270,941)

NVIT U.S. 130/30 Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 51
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Royal Gold, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 16,244 (255,518) (255,518)
Samsara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 41,793 (43,883) (43,883)
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 37,462 (210,162) (210,162)
ServiceNow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 53,960 (22,663) (22,663)
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 9.89% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 23,066 (2,537) (2,537)
Sirius XM Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 213,217 (125,798) (125,798)
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 2,486 (22,946) (22,946)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 96,522 (165,053) (165,053)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 52,004 (125,330) (125,330)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 4,705 (98,523) (98,523)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 12,687 (98,832) (98,832)
TransUnion Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 48,757 (131,644) (131,644)
TTM Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 52,230 (476,860) (476,860)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,291 (68,862) (68,862)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 159,814 (16,780) (16,780)
United Therapeutics
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 4,132 (22,613) (22,613)
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 210,364 (206,157) (206,157)
Urban Outfitters, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 48,927 (118,403) (118,403)
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 16,059 (31,957) (31,957)

52 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Viper Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 123,677 (98,942) (98,942)
Xcel Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 36,172 (31,378) (31,378)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 79,468 (99,334) (99,334)
– –
Total unrealized depreciation (10,824,329) (10,824,329)
– –
Net unrealized depreciation (1,260,138) (1,260,138)
Financing Costs of Swap Contracts (7,116) (7,116)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,267,254) (1,267,254)
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.64%

NVIT U.S. 130/30 Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 53
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

54 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 893,909,830 $ – $ – $ 893,909,830
Total Return Swaps† – 9,564,191 – 9,564,191
Total Assets $ 893,909,830 $ 9,564,191 $ – $ 903,474,021
Liabilities:
Total Return Swaps† $ – $ (10,831,445) $ – $ (10,831,445)
Total Liabilities $ – $ (10,831,445) $ – $ (10,831,445)
Total $ 893,909,830 $ (1,267,254) $ – $ 892,642,576
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT U.S. 130/30 Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 55
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 9,564,191
Total $ 9,564,191
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (10,831,445)
Total $ (10,831,445)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2026 (Unaudited) - Statement of Investments - 1
Common Stocks 92.1%
Shares Value ($)
Aerospace & Defense 2.1%
Axon Enterprise, Inc.* 2,906 1,234,149
Boeing Co. (The)* 29,705 5,912,186
GE Aerospace 39,671 11,257,440
General Dynamics Corp. 9,599 3,294,569
Howmet Aerospace, Inc. 15,139 3,488,934
Huntington Ingalls Industries,
Inc. 1,554 590,364
L3Harris Technologies, Inc. 7,031 2,426,750
Lockheed Martin Corp. 7,658 4,628,418
Northrop Grumman Corp. 5,046 3,442,583
RTX Corp. 50,771 9,793,726
Textron, Inc.(a) 6,870 601,537
TransDigm Group, Inc. 2,158 2,501,036
49,171,692
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 4,285 711,610
Expeditors International of
Washington, Inc. 5,157 738,637
FedEx Corp. 8,182 2,914,265
United Parcel Service, Inc.,
Class B(a) 27,952 2,749,918
7,114,430
Automobile Components 0.0%
†
Aptiv plc* 8,418 584,546
Automobiles 1.9%
Ford Motor Co. 147,103 1,697,569
General Motors Co. 34,657 2,581,946
Tesla, Inc.* 106,379 39,546,393
43,825,908
Banks 3.2%
Bank of America Corp. 250,983 12,235,421
Citigroup, Inc. 66,098 7,496,174
Citizens Financial Group, Inc. 16,181 970,375
Fifth Third Bancorp 34,688 1,611,605
Huntington Bancshares, Inc. 78,414 1,227,179
JPMorgan Chase & Co. 101,982 29,999,025
KeyCorp 35,458 710,933
M&T Bank Corp.(a) 5,589 1,155,358
PNC Financial Services
Group, Inc. (The) 15,404 3,205,418
Regions Financial Corp. 33,434 873,296
Truist Financial Corp. 47,879 2,200,998
US Bancorp 58,271 3,030,675
Wells Fargo & Co. 116,976 9,312,459
74,028,916
Beverages 1.0%
Brown-Forman Corp., Class
B(a) 5,907 156,181
Coca-Cola Co. (The) 146,436 11,136,458
Constellation Brands, Inc.,
Class A 5,520 828,000
Keurig Dr Pepper, Inc. 52,674 1,386,906
Molson Coors Beverage Co.,
Class B(a) 6,463 278,297
Monster Beverage Corp.* 26,636 1,930,045
PepsiCo, Inc. 51,693 8,027,406
23,743,293
Biotechnology 1.6%
AbbVie, Inc. 66,850 14,539,206
Common Stocks
Shares Value ($)
Biotechnology
Amgen, Inc. 20,368 7,166,481
Biogen, Inc.* 5,424 994,382
Gilead Sciences, Inc. 46,928 6,540,355
Incyte Corp.* 6,216 585,050
Moderna, Inc.*(a) 13,340 677,672
Regeneron Pharmaceuticals,
Inc. 3,776 2,917,489
Vertex Pharmaceuticals, Inc.* 9,607 4,289,910
37,710,545
Broadline Retail 3.4%
Amazon.com, Inc.* 369,499 76,955,557
eBay, Inc. 16,766 1,526,041
78,481,598
Building Products 0.5%
A O Smith Corp. 3,965 261,452
Allegion plc 3,139 456,065
Builders FirstSource, Inc.* 4,067 334,836
Carrier Global Corp. 29,684 1,671,506
Johnson Controls International
plc 23,151 3,031,623
Lennox International, Inc.(a) 1,258 583,876
Masco Corp. 8,269 499,200
Trane Technologies plc 8,341 3,476,028
10,314,586
Capital Markets 3.0%
Ameriprise Financial, Inc. 3,515 1,562,066
Ares Management Corp.,
Class A 7,949 867,236
Bank of New York Mellon
Corp. (The) 25,807 3,061,484
Blackrock, Inc. 5,458 5,249,013
Blackstone, Inc. 28,587 3,287,219
Cboe Global Markets, Inc. 3,973 1,116,691
Charles Schwab Corp. (The) 63,179 5,937,562
CME Group, Inc. 13,639 4,028,279
Coinbase Global, Inc., Class
A* 8,570 1,496,408
FactSet Research Systems,
Inc. 1,515 328,740
Franklin Resources, Inc.(a) 10,179 240,428
Goldman Sachs Group, Inc.
(The) 11,345 9,597,757
Interactive Brokers Group,
Inc., Class A 17,007 1,140,660
Intercontinental Exchange, Inc. 21,480 3,378,374
Invesco Ltd. 15,742 382,373
KKR & Co., Inc. 26,104 2,414,620
Moody's Corp. 5,720 2,495,350
Morgan Stanley 45,506 7,488,922
MSCI, Inc., Class A 2,806 1,512,462
Nasdaq, Inc. 16,621 1,410,957
Northern Trust Corp. 6,958 971,128
Raymond James Financial,
Inc. 6,848 991,522
Robinhood Markets, Inc.,
Class A* 29,485 2,043,311
S&P Global, Inc. 11,574 4,922,885
State Street Corp. 10,475 1,325,716
T. Rowe Price Group, Inc. 8,030 723,824
67,974,987

2 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals 1.1%
Air Products & Chemicals, Inc. 8,422 2,446,507
Albemarle Corp. 4,492 806,449
CF Industries Holdings, Inc. 5,840 758,266
Corteva, Inc. 25,685 2,150,091
Dow, Inc. 27,485 1,144,750
DuPont de Nemours, Inc. 14,864 680,771
Ecolab, Inc. 9,731 2,588,641
International Flavors &
Fragrances, Inc. 9,714 704,751
Linde plc 17,662 8,756,113
LyondellBasell Industries NV,
Class A 9,466 762,581
Mosaic Co. (The) 12,281 313,165
PPG Industries, Inc. 8,180 874,278
Sherwin-Williams Co. (The) 8,795 2,819,237
24,805,600
Commercial Services & Supplies 0.4%
Cintas Corp. 12,857 2,174,633
Copart, Inc.* 33,905 1,125,646
Republic Services, Inc., Class
A 7,677 1,681,417
Rollins, Inc. 11,003 587,670
Veralto Corp. 9,684 856,259
Waste Management, Inc. 13,882 3,189,945
9,615,570
Communications Equipment 1.0%
Arista Networks, Inc.* 39,058 4,795,541
Ciena Corp.* 5,252 2,038,984
Cisco Systems, Inc. 149,448 11,595,670
F5, Inc.* 2,056 594,863
Lumentum Holdings, Inc.*(a) 2,747 1,930,482
Motorola Solutions, Inc. 6,222 2,700,161
23,655,701
Construction & Engineering 0.3%
Comfort Systems USA, Inc. 1,357 1,871,289
EMCOR Group, Inc. 1,702 1,256,604
Quanta Services, Inc. 5,611 3,080,551
6,208,444
Construction Materials 0.2%
CRH plc 25,353 2,665,108
Martin Marietta Materials, Inc. 2,243 1,320,409
Vulcan Materials Co. 5,000 1,361,500
5,347,017
Consumer Finance 0.5%
American Express Co. 20,257 6,127,337
Capital One Financial Corp. 23,644 4,313,375
Synchrony Financial 13,124 892,695
11,333,407
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp. 16,789 16,729,063
Dollar General Corp. 8,346 990,921
Dollar Tree, Inc.* 7,087 776,097
Kroger Co. (The) 22,284 1,612,470
Sysco Corp. 17,928 1,278,804
Target Corp. 16,907 2,049,129
Walmart, Inc. 165,807 20,606,494
44,042,978
Containers & Packaging 0.2%
Amcor plc(a) 16,945 673,564
Common Stocks
Shares Value ($)
Containers & Packaging
Avery Dennison Corp. 2,929 505,780
Ball Corp. 9,683 572,362
International Paper Co. 20,785 742,024
Packaging Corp. of America 3,409 723,458
Smurfit Westrock plc 19,547 778,948
3,996,136
Distributors 0.0%
†
Genuine Parts Co. 5,384 569,358
Pool Corp. 1,091 220,742
790,100
Diversified Telecommunication Services 0.9%
AT&T, Inc. 264,793 7,676,349
Comcast Corp., Class A 135,554 3,891,756
Verizon Communications, Inc. 159,506 8,007,201
19,575,306
Electric Utilities 1.5%
Alliant Energy Corp.(a) 9,385 673,468
American Electric Power Co.,
Inc. 20,371 2,670,231
Constellation Energy Corp. 11,924 3,329,777
Duke Energy Corp. 29,344 3,842,303
Edison International 14,290 1,045,742
Entergy Corp. 16,965 1,906,187
Evergy, Inc. 8,404 688,456
Eversource Energy 14,374 995,831
Exelon Corp. 39,252 1,924,133
FirstEnergy Corp. 19,920 1,009,147
NextEra Energy, Inc. 78,774 7,316,529
NRG Energy, Inc. 8,191 1,197,033
PG&E Corp. 82,944 1,457,326
Pinnacle West Capital Corp. 4,515 454,886
PPL Corp. 27,976 1,068,683
Southern Co. (The) 41,649 4,019,962
Xcel Energy, Inc. 22,087 1,754,591
35,354,285
Electrical Equipment 1.1%
AMETEK, Inc. 8,723 1,869,862
Eaton Corp. plc 14,691 5,254,530
Emerson Electric Co. 21,525 2,820,206
GE Vernova, Inc. 10,195 8,899,215
Generac Holdings, Inc.* 2,216 432,851
Hubbell, Inc., Class B 1,975 969,212
Rockwell Automation, Inc. 4,197 1,506,219
Vertiv Holdings Co., Class A 14,426 3,614,867
25,366,962
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A 46,494 5,874,517
CDW Corp. 4,923 595,781
Coherent Corp.* 7,193 1,713,445
Corning, Inc. 29,531 4,015,330
Jabil, Inc. 4,077 1,082,974
Keysight Technologies, Inc.* 6,393 1,805,191
TE Connectivity plc 11,213 2,343,741
Teledyne Technologies, Inc.* 1,781 1,077,523
Zebra Technologies Corp.,
Class A* 1,953 408,333
18,916,835
Energy Equipment & Services 0.3%
Baker Hughes Co., Class A 37,380 2,282,049

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2026 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Energy Equipment & Services
Halliburton Co. 32,051 1,249,668
SLB Ltd. 56,886 2,923,372
6,455,089
Entertainment 1.3%
Electronic Arts, Inc. 8,618 1,756,952
Live Nation Entertainment,
Inc.* 6,147 937,479
Netflix, Inc.* 159,701 15,355,251
Take-Two Interactive Software,
Inc.* 6,708 1,324,830
TKO Group Holdings, Inc.,
Class A 2,503 504,730
Walt Disney Co. (The) 67,007 6,458,135
Warner Bros Discovery, Inc.* 93,744 2,574,210
28,911,587
Financial Services 3.3%
Apollo Global Management,
Inc. 17,735 1,976,034
Berkshire Hathaway, Inc.,
Class B* 69,360 33,237,312
Block, Inc., Class A* 20,488 1,232,968
Corpay, Inc.* 2,708 788,001
Fidelity National Information
Services, Inc. 19,148 898,233
Fiserv, Inc.* 20,445 1,140,831
Global Payments, Inc. 9,032 607,853
Jack Henry & Associates, Inc. 2,718 429,553
Mastercard, Inc., Class A 30,804 15,391,526
PayPal Holdings, Inc. 34,232 1,548,313
Visa, Inc., Class A 63,587 19,218,535
76,469,159
Food Products 0.4%
Archer-Daniels-Midland Co. 18,221 1,324,485
Bunge Global SA 4,896 622,771
Campbell's Co. (The)(a) 7,200 160,344
Conagra Brands, Inc. 17,138 269,409
General Mills, Inc. 20,332 756,757
Hershey Co. (The) 5,628 1,170,005
Hormel Foods Corp. 12,154 275,288
J M Smucker Co. (The) 4,257 410,545
Kraft Heinz Co. (The) 32,242 725,123
McCormick & Co., Inc.
(Non-Voting) 9,656 487,049
Mondelez International, Inc.,
Class A 48,906 2,818,942
Tyson Foods, Inc., Class A 10,421 667,673
9,688,391
Gas Utilities 0.1%
Atmos Energy Corp. 6,407 1,183,501
Ground Transportation 0.8%
CSX Corp. 70,337 2,887,334
JB Hunt Transport Services,
Inc. 2,769 586,751
Norfolk Southern Corp. 8,391 2,408,217
Old Dominion Freight Line, Inc. 7,087 1,384,800
Uber Technologies, Inc.* 77,847 5,599,534
Union Pacific Corp.(a) 22,445 5,445,606
18,312,242
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 1.7%
Abbott Laboratories 65,772 6,752,811
Align Technology, Inc.* 2,417 414,346
Baxter International, Inc. 21,269 357,319
Becton Dickinson & Co. 10,613 1,668,682
Boston Scientific Corp.* 55,999 3,513,937
Cooper Cos., Inc. (The)* 7,219 516,159
Dexcom, Inc.* 14,050 882,340
Edwards Lifesciences Corp.* 21,808 1,746,385
GE HealthCare Technologies,
Inc. 17,736 1,262,448
Hologic, Inc.* 8,285 626,263
IDEXX Laboratories, Inc.* 3,044 1,710,393
Insulet Corp.* 2,551 535,302
Intuitive Surgical, Inc.* 13,433 6,192,479
Medtronic plc 48,492 4,201,832
ResMed, Inc.(a) 5,650 1,268,312
Solventum Corp.* 5,593 365,223
STERIS plc 3,708 819,950
Stryker Corp. 13,028 4,280,871
Zimmer Biomet Holdings, Inc. 7,167 648,040
37,763,092
Health Care Providers & Services 1.4%
Cardinal Health, Inc. 9,026 1,907,284
Cencora, Inc. 7,358 2,311,442
Centene Corp.* 17,383 569,119
Cigna Group (The) 9,942 2,652,029
CVS Health Corp. 48,632 3,492,750
DaVita, Inc.* 1,086 166,907
Elevance Health, Inc. 8,278 2,423,385
HCA Healthcare, Inc. 5,895 2,789,750
Henry Schein, Inc.* 3,614 266,352
Humana, Inc. 4,503 780,775
Labcorp Holdings, Inc. 3,065 817,773
McKesson Corp. 4,633 4,009,213
Quest Diagnostics, Inc. 4,230 828,995
UnitedHealth Group, Inc. 34,263 9,271,225
Universal Health Services,
Inc., Class B 2,006 359,014
32,646,013
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. 6,296 292,260
Healthpeak Properties, Inc. 27,143 445,960
Ventas, Inc. 17,509 1,431,886
Welltower, Inc. 26,392 5,217,962
7,388,068
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc.(a) 22,584 432,709
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc., Class A* 15,738 1,987,395
Booking Holdings, Inc. 1,219 5,132,380
Carnival Corp. 43,491 1,125,547
Chipotle Mexican Grill, Inc.,
Class A* 48,461 1,551,237
Darden Restaurants, Inc. 4,365 855,715
Domino's Pizza, Inc.(a) 1,160 416,196
DoorDash, Inc., Class A* 14,322 2,150,448
Expedia Group, Inc. 4,341 1,002,293
Hilton Worldwide Holdings,
Inc. 8,673 2,637,286

4 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Las Vegas Sands Corp. 10,742 578,779
Marriott International, Inc.,
Class A 8,369 2,737,249
McDonald's Corp. 26,937 8,371,750
MGM Resorts International* 7,576 280,388
Norwegian Cruise Line
Holdings Ltd.* 18,657 348,886
Royal Caribbean Cruises Ltd. 9,516 2,618,613
Starbucks Corp. 42,908 3,844,128
Wynn Resorts Ltd.(a) 3,333 338,466
Yum! Brands, Inc. 10,445 1,623,988
37,600,744
Household Durables 0.2%
DR Horton, Inc. 10,188 1,397,997
Garmin Ltd. 6,271 1,454,935
Lennar Corp., Class A 8,213 713,217
NVR, Inc.* 105 691,932
PulteGroup, Inc. 7,440 875,019
5,133,100
Household Products 0.8%
Church & Dwight Co., Inc. 9,154 854,251
Clorox Co. (The) 4,778 495,144
Colgate-Palmolive Co. 30,124 2,567,468
Kimberly-Clark Corp. 12,280 1,184,652
Procter & Gamble Co. (The) 87,904 12,696,854
17,798,369
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 26,214 369,355
Vistra Corp. 12,188 1,832,222
2,201,577
Industrial Conglomerates 0.4%
3M Co. 19,922 2,893,272
Honeywell International, Inc. 24,014 5,427,884
8,321,156
Industrial REITs 0.2%
Prologis, Inc. 35,160 4,647,449
Insurance 1.6%
Aflac, Inc. 17,938 1,967,978
Allstate Corp. (The) 9,834 2,038,982
American International Group,
Inc. 20,566 1,547,591
Aon plc, Class A 8,204 2,648,087
Arch Capital Group Ltd.* 13,762 1,321,014
Arthur J Gallagher & Co. 9,616 2,082,633
Assurant, Inc. 2,104 458,272
Brown & Brown, Inc.(a) 11,177 728,852
Chubb Ltd. 13,758 4,484,145
Cincinnati Financial Corp. 6,064 954,170
Erie Indemnity Co., Class A(a) 1,031 259,101
Everest Group Ltd. 1,534 501,388
Globe Life, Inc. 3,139 436,855
Hartford Insurance Group, Inc.
(The) 10,546 1,426,136
Loews Corp. 6,405 683,670
Marsh & McLennan Cos., Inc. 18,312 3,176,216
MetLife, Inc. 20,738 1,466,591
Principal Financial Group, Inc. 7,450 671,320
Progressive Corp. (The) 22,169 4,394,783
Common Stocks
Shares Value ($)
Insurance
Prudential Financial, Inc. 12,984 1,268,407
Travelers Cos., Inc. (The) 8,134 2,372,525
W R Berkley Corp. 11,149 738,956
Willis Towers Watson plc 3,530 1,026,171
36,653,843
Interactive Media & Services 7.0%
Alphabet, Inc., Class A 220,214 63,324,738
Alphabet, Inc., Class C 176,893 50,743,526
Meta Platforms, Inc., Class A 82,729 47,331,743
161,400,007
IT Services 0.7%
Accenture plc, Class A 23,274 4,615,002
Akamai Technologies, Inc.*(a) 5,371 616,859
Cognizant Technology
Solutions Corp., Class A 18,297 1,122,521
EPAM Systems, Inc.* 2,176 294,630
Gartner, Inc.* 2,735 433,060
GoDaddy, Inc., Class A* 4,984 412,027
International Business
Machines Corp. 35,356 8,569,941
VeriSign, Inc. 3,123 775,628
16,839,668
Leisure Products 0.0%
†
Hasbro, Inc. 4,974 465,566
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. 10,742 1,224,373
Bio-Techne Corp.(a) 5,257 274,731
Charles River Laboratories
International, Inc.* 1,793 309,292
Danaher Corp. 23,797 4,511,911
IQVIA Holdings, Inc.* 6,529 1,113,456
Mettler-Toledo International,
Inc.* 786 991,303
Revvity, Inc.(a) 4,288 375,672
Thermo Fisher Scientific, Inc. 14,211 6,985,133
Waters Corp.* 3,630 1,081,014
West Pharmaceutical
Services, Inc. 2,785 698,032
17,564,917
Machinery 1.7%
Caterpillar, Inc. 17,599 12,468,187
Cummins, Inc. 5,208 2,802,008
Deere & Co. 9,536 5,371,629
Dover Corp. 4,906 1,022,656
Fortive Corp. 12,027 664,853
IDEX Corp. 2,954 559,931
Illinois Tool Works, Inc.(a) 9,977 2,596,913
Ingersoll Rand, Inc. 13,726 1,099,727
Nordson Corp. 1,963 522,276
Otis Worldwide Corp. 14,299 1,102,167
PACCAR, Inc. 19,641 2,268,535
Parker-Hannifin Corp. 4,774 4,273,876
Pentair plc 6,339 552,190
Snap-on, Inc. 1,982 719,902
Stanley Black & Decker, Inc. 6,161 437,801
Westinghouse Air Brake
Technologies Corp. 6,532 1,632,412
Xylem, Inc. 9,297 1,110,991
39,206,054

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2026 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Media 0.2%
Charter Communications, Inc.,
Class A*(a) 3,277 707,439
EchoStar Corp., Class A*(a) 5,179 606,305
Fox Corp., Class A 7,900 461,360
Fox Corp., Class B 5,216 276,970
News Corp., Class A 13,637 339,970
News Corp., Class B(a) 4,547 129,635
Omnicom Group, Inc. 12,016 904,925
Paramount Skydance Corp.,
Class B(a) 12,264 110,621
Trade Desk, Inc. (The), Class
A* 17,282 392,129
3,929,354
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 53,996 3,173,885
Newmont Corp. 41,276 4,468,127
Nucor Corp. 8,492 1,435,997
Steel Dynamics, Inc. 5,342 961,560
10,039,569
Multi-Utilities 0.6%
Ameren Corp. 10,541 1,158,667
CenterPoint Energy, Inc.(a) 24,095 1,039,940
CMS Energy Corp. 11,929 925,452
Consolidated Edison, Inc. 13,717 1,552,490
Dominion Energy, Inc. 31,839 1,968,287
DTE Energy Co. 7,766 1,135,544
NiSource, Inc. 18,048 842,120
Public Service Enterprise
Group, Inc. 19,268 1,559,744
Sempra 24,639 2,394,172
WEC Energy Group, Inc. 12,134 1,404,753
13,981,169
Office REITs 0.0%
†
BXP, Inc. 5,223 271,074
Oil, Gas & Consumable Fuels 3.4%
APA Corp. 12,843 545,057
Chevron Corp. 70,903 14,669,831
ConocoPhillips 46,341 6,117,012
Coterra Energy, Inc. 29,325 1,030,480
Devon Energy Corp. 22,953 1,154,995
Diamondback Energy, Inc. 7,476 1,478,678
EOG Resources, Inc. 20,717 2,995,057
EQT Corp. 23,123 1,471,548
Expand Energy Corp. 8,901 977,152
Exxon Mobil Corp. 158,069 26,817,987
Kinder Morgan, Inc. 73,718 2,471,765
Marathon Petroleum Corp. 11,136 2,719,188
Occidental Petroleum Corp. 27,482 1,786,330
ONEOK, Inc. 23,668 2,139,350
Phillips 66 15,341 2,794,823
Targa Resources Corp. 8,114 2,034,423
Texas Pacific Land Corp. 2,196 1,042,134
Valero Energy Corp. 11,514 2,844,879
Williams Cos., Inc. (The) 46,192 3,361,854
78,452,543
Passenger Airlines 0.2%
Delta Air Lines, Inc. 24,266 1,613,204
Southwest Airlines Co. 18,631 699,966
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 12,353 1,137,341
3,450,511
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 9,638 691,719
Kenvue, Inc. 73,753 1,271,502
1,963,221
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co. 77,029 4,671,809
Eli Lilly & Co. 29,973 27,568,266
Johnson & Johnson 91,153 22,281,439
Merck & Co., Inc. 93,881 11,292,945
Pfizer, Inc. 215,059 6,038,857
Viatris, Inc. 41,607 562,111
Zoetis, Inc., Class A 16,123 1,905,900
74,321,327
Professional Services 0.4%
Automatic Data Processing,
Inc. 15,224 3,093,212
Broadridge Financial
Solutions, Inc. 4,427 719,299
Equifax, Inc. 4,692 844,888
Jacobs Solutions, Inc. 4,242 539,922
Leidos Holdings, Inc. 4,748 738,409
Paychex, Inc. 12,427 1,144,775
Verisk Analytics, Inc., Class A 5,137 974,746
8,055,251
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 11,117 1,505,909
CoStar Group, Inc.* 16,508 665,933
2,171,842
Residential REITs 0.2%
AvalonBay Communities, Inc. 5,403 882,580
Camden Property Trust 3,890 379,897
Equity Residential 13,208 781,253
Essex Property Trust, Inc. 2,515 608,630
Invitation Homes, Inc. 21,063 523,416
Mid-America Apartment
Communities, Inc. 4,347 530,856
UDR, Inc. 11,084 374,417
4,081,049
Retail REITs 0.3%
Federal Realty Investment
Trust 3,176 337,323
Kimco Realty Corp. 24,706 555,144
Realty Income Corp. 35,304 2,159,899
Regency Centers Corp. 5,951 450,252
Simon Property Group, Inc. 12,194 2,274,547
5,777,165
Semiconductors & Semiconductor Equipment 13.3%
Advanced Micro Devices, Inc.* 61,669 12,545,325
Analog Devices, Inc. 18,482 5,879,864
Applied Materials, Inc. 30,022 10,261,219
Broadcom, Inc. 179,336 55,506,285
First Solar, Inc.* 3,881 765,566
Intel Corp.* 177,597 7,837,356
KLA Corp. 4,958 7,300,209
Lam Research Corp. 47,234 10,092,016
Microchip Technology, Inc. 20,649 1,334,132

6 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. 42,572 14,382,524
Monolithic Power Systems,
Inc. 1,812 1,981,150
NVIDIA Corp. 919,135 160,297,144
NXP Semiconductors NV 9,513 1,872,729
ON Semiconductor Corp.* 15,290 946,757
Qnity Electronics, Inc. 8,129 937,924
QUALCOMM, Inc. 40,359 5,197,432
Skyworks Solutions, Inc.(a) 5,814 311,340
Teradyne, Inc. 5,815 1,723,915
Texas Instruments, Inc. 34,328 6,664,438
305,837,325
Software 7.6%
Adobe, Inc.* 15,726 3,822,676
AppLovin Corp., Class A* 10,222 4,068,356
Autodesk, Inc.* 7,951 1,903,469
Cadence Design Systems,
Inc.* 10,389 2,886,791
Crowdstrike Holdings, Inc.,
Class A* 9,535 3,722,559
Datadog, Inc., Class A* 12,178 1,437,613
Fair Isaac Corp.* 925 987,475
Fortinet, Inc.* 24,311 1,986,695
Gen Digital, Inc.(a) 20,195 380,272
Intuit, Inc. 10,526 4,551,232
Microsoft Corp. 280,871 103,970,018
Oracle Corp. 64,139 9,435,488
Palantir Technologies, Inc.,
Class A* 86,404 12,639,177
Palo Alto Networks, Inc.* 30,565 4,900,181
PTC, Inc.* 4,315 614,844
Roper Technologies, Inc. 4,005 1,417,209
Salesforce, Inc. 35,442 6,615,958
ServiceNow, Inc.* 39,564 4,136,416
Synopsys, Inc.* 7,199 2,854,260
Trimble, Inc.* 9,416 614,206
Tyler Technologies, Inc.*(a) 1,554 532,059
Workday, Inc., Class A* 7,826 1,016,754
174,493,708
Specialized REITs 0.7%
American Tower Corp. 17,603 3,037,926
Crown Castle, Inc. 16,571 1,347,388
Digital Realty Trust, Inc. 12,131 2,186,128
Equinix, Inc. 3,702 3,628,848
Extra Space Storage, Inc. 7,885 1,033,960
Iron Mountain, Inc. 11,444 1,168,890
Public Storage 5,931 1,606,589
SBA Communications Corp.,
Class A 4,111 707,544
VICI Properties, Inc., Class A 39,777 1,086,708
Weyerhaeuser Co. 27,450 670,604
16,474,585
Specialty Retail 1.6%
AutoZone, Inc.* 625 2,111,112
Best Buy Co., Inc. 7,118 456,976
Carvana Co., Class A*(a) 5,286 1,661,813
Home Depot, Inc. (The) 37,655 12,384,353
Lowe's Cos., Inc. 21,218 5,013,389
O'Reilly Automotive, Inc.* 31,629 2,919,673
Ross Stores, Inc. 12,234 2,650,251
Common Stocks
Shares Value ($)
Specialty Retail
TJX Cos., Inc. (The) 42,003 6,707,879
Tractor Supply Co. 19,878 900,473
Ulta Beauty, Inc.* 1,729 903,766
Williams-Sonoma, Inc. 4,530 825,955
36,535,640
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc. 555,307 140,931,364
Dell Technologies, Inc., Class
C 11,391 1,869,605
Hewlett Packard Enterprise
Co. 50,300 1,197,643
HP, Inc.(a) 35,156 675,347
NetApp, Inc. 7,260 743,351
Sandisk Corp.* 5,583 3,547,103
Seagate Technology Holdings
plc 8,230 3,224,185
Super Micro Computer, Inc.* 19,655 447,544
Western Digital Corp. 12,816 3,466,600
156,102,742
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.* 5,361 536,583
Lululemon Athletica, Inc.* 3,828 586,067
NIKE, Inc., Class B 44,842 2,368,554
Ralph Lauren Corp., Class A 1,554 534,560
Tapestry, Inc. 7,852 1,107,996
5,133,760
Tobacco 0.6%
Altria Group, Inc. 63,495 4,190,035
Philip Morris International, Inc. 58,881 9,735,385
13,925,420
Trading Companies & Distributors 0.3%
Fastenal Co. 43,429 2,015,106
United Rentals, Inc. 2,381 1,734,701
WW Grainger, Inc. 1,676 1,828,198
5,578,005
Water Utilities 0.1%
American Water Works Co.,
Inc. 7,409 1,008,291
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 17,921 3,763,948
Total Common Stocks
(cost $875,148,865) 2,114,388,642
Purchased Options 0.1%
Number of
Contracts
Call Options 0.1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
4/17/2026 at USD 7,125.00,
European Style
Notional Amount: USD
242,132,138
Exchange Traded
*
737 27,638

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2026 (Unaudited) - Statement of Investments - 7
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
5/15/2026 at USD 7,050.00,
European Style
Notional Amount: USD
347,592,675
Exchange Traded
*
1,058 677,120
S&P 500 E-Mini Index
5/15/2026 at USD 6,900.00,
European Style
Notional Amount: USD
344,635,838
Exchange Traded 1,049 2,124,225
Total Purchased Options
(cost $12,701,876) 2,828,983
Short-Term Investment 3.1%
Shares
U.S. Treasury Obligation 3.1%
U.S. Treasury Bills, 3.58%,
8/6/2026 73,000,000 72,075,540
Total Short-Term Investment
(cost $72,093,374) 72,075,540
Repurchase Agreements 0.2%
Principal
Amount ($)
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $1,726,059,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$1,760,580.(b) 1,725,884 1,725,884
MetLife, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $2,000,203,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$2,041,024.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $3,725,884) 3,725,884
Total Investments
(cost $963,669,999) — 95.5% 2,193,019,049
Other assets in excess of liabilities — 4.5% 103,166,711
NET ASSETS — 100.0%
$ 2,296,185,760
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $16,323,228, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,725,884 and by $12,678,661 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$16,404,545.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $3,725,884.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

8 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 2,365 6/2026 USD 269,314,375 (8,040,970)
Total long contracts (8,040,970)
Short Contracts
S&P 500 E-Mini Index (98) 6/2026 USD (32,196,675) 402,827
Total short contracts 402,827
Net contracts (7,638,143)
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2026 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,114,388,642 $ – $ – $ 2,114,388,642
Futures Contracts 402,827 – – 402,827
Purchased Option 2,828,983 – – 2,828,983
Repurchase Agreements – 3,725,884 – 3,725,884
Short-Term Investment – 72,075,540 – 72,075,540
Total Assets $ 2,117,620,452 $ 75,801,424 $ – $ 2,193,421,876
Liabilities:
Futures Contracts $ (8,040,970) $ – $ – $ (8,040,970)
Total Liabilities $ (8,040,970) $ – $ – $ (8,040,970)
Total $ 2,109,579,482 $ 75,801,424 $ – $ 2,185,380,906

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2026 (Unaudited) - Statement of Investments - 11
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

12 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,828,983
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 402,827
Total $ 3,231,810
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (8,040,970)
Total $ (8,040,970)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 13
Common Stocks 91.3%
Shares Value ($)
Aerospace & Defense 2.1%
L3Harris Technologies, Inc. 62,913 21,714,422
Air Freight & Logistics 0.9%
FedEx Corp. 26,450 9,420,961
Automobiles 0.9%
Ford Motor Co. 805,258 9,292,677
Banks 8.8%
Citigroup, Inc. 131,749 14,941,654
Columbia Banking System,
Inc. 246,126 6,751,236
Fifth Third Bancorp(a) 466,945 21,694,264
First Horizon Corp. 566,125 12,885,005
JPMorgan Chase & Co. 101,186 29,764,874
Truist Financial Corp. 144,509 6,643,079
92,680,112
Biotechnology 0.9%
Gilead Sciences, Inc. 67,572 9,417,510
Broadline Retail 1.9%
Amazon.com, Inc.* 96,300 20,056,401
Building Products 0.8%
Carlisle Cos., Inc.(a) 25,675 8,565,693
Capital Markets 4.7%
Charles Schwab Corp. (The) 186,919 17,566,648
CME Group, Inc. 27,961 8,258,281
Goldman Sachs Group, Inc.
(The) 9,536 8,067,361
Morgan Stanley 99,022 16,296,050
50,188,340
Communications Equipment 3.7%
Cisco Systems, Inc. 498,896 38,709,341
Construction Materials 1.0%
CRH plc 96,396 10,133,148
Consumer Finance 0.7%
Capital One Financial Corp. 42,459 7,745,795
Containers & Packaging 1.4%
International Paper Co. 249,405 8,903,758
Packaging Corp. of America 25,804 5,476,125
14,379,883
Diversified Telecommunication Services 3.2%
AT&T, Inc. 659,283 19,112,614
Verizon Communications, Inc. 284,011 14,257,352
33,369,966
Electric Utilities 0.6%
Constellation Energy Corp. 24,466 6,832,131
Electrical Equipment 2.2%
Emerson Electric Co. 38,101 4,991,993
Hubbell, Inc., Class B 21,688 10,643,169
Regal Rexnord Corp. 38,968 7,297,148
22,932,310
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity plc 20,539 4,293,062
Energy Equipment & Services 2.0%
SLB Ltd. 408,063 20,970,358
Entertainment 0.7%
Walt Disney Co. (The) 77,540 7,473,305
Common Stocks
Shares Value ($)
Financial Services 3.7%
Berkshire Hathaway, Inc.,
Class B* 63,861 30,602,191
Voya Financial, Inc.(a) 128,975 8,811,572
39,413,763
Ground Transportation 1.9%
CSX Corp. 488,713 20,061,669
Health Care Equipment & Supplies 1.5%
Alcon AG CHF(a) 61,704 4,649,397
Medtronic plc 124,745 10,809,154
15,458,551
Health Care Providers & Services 3.2%
Elevance Health, Inc. 40,043 11,722,588
UnitedHealth Group, Inc. 81,121 21,950,532
33,673,120
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp. 157,626 8,492,889
Household Products 2.0%
Colgate-Palmolive Co. 243,885 20,786,319
Industrial Conglomerates 0.7%
Honeywell International, Inc. 35,080 7,929,132
Insurance 7.4%
American International Group,
Inc. 144,034 10,838,558
Aon plc, Class A 49,751 16,058,628
Assurant, Inc. 125,695 27,377,628
Chubb Ltd. 42,753 13,934,485
Old Republic International
Corp.(a) 241,594 9,639,601
77,848,900
IT Services 0.7%
International Business
Machines Corp.(a) 29,989 7,269,034
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc. 24,250 11,919,602
Machinery 2.7%
Caterpillar, Inc. 13,678 9,690,316
CNH Industrial NV(a) 547,558 6,023,138
Dover Corp. 64,120 13,365,814
29,079,268
Media 2.3%
Omnicom Group, Inc. 319,556 24,065,762
Metals & Mining 1.8%
Freeport-McMoRan, Inc. 143,078 8,410,125
Newmont Corp. 98,165 10,626,361
19,036,486
Multi-Utilities 0.7%
Dominion Energy, Inc.(a) 112,491 6,954,194
Oil, Gas & Consumable Fuels 7.8%
Diamondback Energy, Inc. 41,101 8,129,367
EQT Corp. 97,907 6,230,801
Expand Energy Corp. 58,424 6,413,787
Exxon Mobil Corp. 193,006 32,745,398
Marathon Petroleum Corp. 40,277 9,834,838
Permian Resources Corp.,
Class A 278,483 5,937,258

14 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Phillips 66 69,342 12,632,725
81,924,174
Passenger Airlines 1.8%
Delta Air Lines, Inc.(a) 293,203 19,492,135
Personal Care Products 0.5%
Estee Lauder Cos., Inc. (The),
Class A 79,481 5,704,351
Pharmaceuticals 5.3%
Bristol-Myers Squibb Co. 254,238 15,419,535
Johnson & Johnson 130,530 31,906,753
Pfizer, Inc. 294,496 8,269,448
55,595,736
Semiconductors & Semiconductor Equipment 4.9%
Applied Materials, Inc. 76,127 26,019,447
Texas Instruments, Inc. 133,934 26,001,947
52,021,394
Software 0.6%
Dolby Laboratories, Inc., Class
A 111,499 6,696,630
Specialized REITs 0.9%
Weyerhaeuser Co. 385,326 9,413,514
Specialty Retail 0.5%
Lowe's Cos., Inc. 22,093 5,220,134
Textiles, Apparel & Luxury Goods 0.7%
Deckers Outdoor Corp.* 71,489 7,155,334
Trading Companies & Distributors 0.4%
Ferguson Enterprises, Inc. 20,064 4,680,129
Wireless Telecommunication Services 0.5%
Vodafone Group plc, ADR-UK 323,147 4,853,668
Total Common Stocks
(cost $811,406,441) 962,921,303
Purchased Options 0.1%
Number of
Contracts
Call Options 0.1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
4/17/2026 at USD 7,125.00,
European Style
Notional Amount: USD
99,218,325
Exchange Traded
*
302 11,325
S&P 500 E-Mini Index
5/15/2026 at USD 7,050.00,
European Style
Notional Amount: USD
157,040,925
Exchange Traded
*
478 305,920
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
5/15/2026 at USD 6,900.00,
European Style
Notional Amount: USD
157,040,925
Exchange Traded 478 967,950
Total Purchased Options
(cost $5,630,557) 1,285,195
Short-Term Investment 2.5%
Shares
U.S. Treasury Obligation 2.5%
U.S. Treasury Bills, 3.58%,
8/6/2026 27,000,000 26,658,076
Total Short-Term Investment
(cost $26,664,672) 26,658,076
Repurchase Agreements 1.1%
Principal
Amount ($)
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $6,730,127,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$6,864,730.(b) 6,729,445 6,729,445
Pershing LLC,
3.64%, dated 3/31/2026,
due 4/1/2026, repurchase
price $5,000,506,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2026
- 1/20/2076; total market
value $5,100,000.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $11,729,445) 11,729,445
Total Investments
(cost $855,431,115) — 95.0% 1,002,594,019
Other assets in excess of liabilities — 5.0% 52,489,725
NET ASSETS — 100.0%
$ 1,055,083,744

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 15
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $20,397,314, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,729,445 and by $9,047,148 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% - 5.25%, and maturity
dates ranging from 7/15/2026 - 8/15/2053, a total value of
$20,776,593.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $11,729,445.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
CHF Switzerland Franc
USD United States Dollar
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 798 6/2026 USD 84,440,370 (199,117)
U.S. Treasury Long Bond 1,069 6/2026 USD 121,732,375 (3,658,681)
Total long contracts (3,857,798)
Short Contracts
S&P 500 E-Mini Index (292) 6/2026 USD (95,932,950) 1,454,623
Total short contracts 1,454,623
Net contracts (2,403,175)
Currency:
USD United States Dollar

16 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 962,921,303 $ – $ – $ 962,921,303
Futures Contracts 1,454,623 – – 1,454,623
Purchased Option 1,285,195 – – 1,285,195
Repurchase Agreements – 11,729,445 – 11,729,445
Short-Term Investment – 26,658,076 – 26,658,076
Total Assets $ 965,661,121 $ 38,387,521 $ – $ 1,004,048,642
Liabilities:
Futures Contracts $ (3,857,798) $ – $ – $ (3,857,798)
Total Liabilities $ (3,857,798) $ – $ – $ (3,857,798)
Total $ 961,803,323 $ 38,387,521 $ – $ 1,000,190,844

18 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 19
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 1,285,195
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 1,454,623
Total $ 2,739,818
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (199,117)
Interest rate risk Unrealized depreciation from futures contracts (3,658,681)
Total $ (3,857,798)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Digital Evolution Strategy Fund
Common Stocks 134 .7%
Shares Value ($)
Broadline Retail 2 .2%
Amazon.com, Inc.* 3,082 641,888
Communications Equipment 4 .4%
Arista Networks, Inc.* 6,489 796,720
Lumentum Holdings, Inc.* 665 467,335
1,264,055
Electronic Equipment, Instruments & Components 8 .2%
Amphenol Corp., Class A 3,693 466,611
Celestica, Inc.* 2,101 591,810
Coherent Corp.* 2,797 666,273
Corning, Inc. 4,589 623,966
2,348,660
Entertainment 3 .0%
ROBLOX Corp., Class A* 9,152 517,637
Take-Two Interactive Software,
Inc.* 1,769 349,378
867,015
Financial Services 1 .5%
Toast, Inc., Class A* 16,035 425,088
Interactive Media & Services 20 .4%
Alphabet, Inc., Class A 10,009 2,878,188
Meta Platforms, Inc., Class A 4,072 2,329,714
Reddit, Inc., Class A* 2,799 376,885
ZoomInfo Technologies, Inc.,
Class A* 44,156 264,053
5,848,840
IT Services 6 .0%
MongoDB, Inc., Class A* 2,884 705,917
Shopify, Inc., Class A* 4,972 589,778
Snowflake, Inc., Class A* 2,728 411,437
1,707,132
Semiconductors & Semiconductor Equipment 46 .9%
Advanced Micro Devices, Inc.* 4,075 828,977
Applied Materials, Inc. 4,007 1,369,553
Broadcom, Inc. 9,850 3,048,674
Intel Corp.* 6,194 273,341
Microchip Technology, Inc. 10,753 694,751
Micron Technology, Inc. 5,863 1,980,756
NVIDIA Corp. 23,142 4,035,965
Texas Instruments, Inc. 6,252 1,213,763
13,445,780
Software 30 .3%
AppLovin Corp., Class A* 2,037 810,726
Circle Internet Group, Inc.,
Class A* 4,368 416,751
Core Scientific, Inc.* 24,760 370,409
Dynatrace, Inc.* 12,726 470,607
Guidewire Software, Inc.* 3,848 575,507
Hut 8 Corp.*(a) 8,103 380,112
Klaviyo, Inc., Class A* 24,456 475,914
Microsoft Corp. 7,618 2,819,955
Palantir Technologies, Inc.,
Class A* 4,653 680,641
Palo Alto Networks, Inc.* 4,028 645,769
Salesforce, Inc. 5,575 1,040,685
8,687,076
Technology Hardware, Storage & Peripherals 11 .8%
Apple, Inc. 8,193 2,079,301
Sandisk Corp.* 1,025 651,224
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings
plc 1,637 641,311
3,371,836
Total Investments
(cost $36,280,085) — 134.7% 38,607,370
Liabilities in excess of other assets
— (34.7)% (9,940,548)
NET ASSETS — 100.0%
$ 28,666,822
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $46,910, which was collateralized by
$43,561 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.13% - 4.63%, and maturity
dates ranging from 4/15/2026 - 11/15/2054.

NVIT J.P. Morgan Digital Evolution Strategy Fund - March 31, 2026 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 38,607,370 $ – $ – $ 38,607,370
Total $ 38,607,370 $ – $ – $ 38,607,370
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Common Stocks 95 .8%
Shares Value ($)
Aerospace & Defense 2 .9%
Boeing Co. (The)* 713 141,908
GE Aerospace 483 137,061
278,969
Automobiles 0 .9%
Tesla, Inc.* 243 90,335
Beverages 3 .1%
Celsius Holdings, Inc.* 2,109 74,827
PepsiCo, Inc. 1,406 218,338
293,165
Biotechnology 3 .6%
Gilead Sciences, Inc. 1,082 150,798
Insmed, Inc.* 723 118,225
Natera, Inc.* 396 79,196
348,219
Broadline Retail 6 .2%
Amazon.com, Inc.* 2,499 520,467
Global-e Online Ltd.* 2,261 69,752
590,219
Capital Markets 4 .7%
Charles Schwab Corp. (The) 1,900 178,562
Coinbase Global, Inc., Class
A* 401 70,019
Morgan Stanley 844 138,897
Robinhood Markets, Inc.,
Class A* 923 63,964
451,442
Chemicals 3 .0%
Ecolab, Inc. 363 96,565
Sherwin-Williams Co. (The) 594 190,407
286,972
Communications Equipment 3 .8%
Arista Networks, Inc.* 805 98,838
Ciena Corp.* 320 124,234
Lumentum Holdings, Inc.* 200 140,552
363,624
Construction & Engineering 1 .2%
Quanta Services, Inc. 201 110,353
Consumer Finance 2 .0%
American Express Co. 646 195,402
Electric Utilities 1 .8%
NextEra Energy, Inc. 1,815 168,577
Electrical Equipment 2 .3%
GE Vernova, Inc. 162 141,410
Vertiv Holdings Co., Class A 322 80,687
222,097
Entertainment 1 .8%
Netflix, Inc.* 1,803 173,358
Financial Services 3 .3%
Affirm Holdings, Inc., Class A* 1,333 61,078
Corpay, Inc.* 601 174,885
Toast, Inc., Class A* 3,153 83,586
319,549
Health Care Equipment & Supplies 2 .0%
Intuitive Surgical, Inc.* 120 55,319
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Stryker Corp. 400 131,436
186,755
Hotels, Restaurants & Leisure 2 .4%
Carnival Corp. 4,632 119,876
DoorDash, Inc., Class A* 725 108,859
228,735
Household Durables 0 .6%
SharkNinja, Inc.* 563 59,622
Insurance 1 .2%
Progressive Corp. (The) 601 119,142
Interactive Media & Services 7 .8%
Alphabet, Inc., Class A 1,407 404,597
Meta Platforms, Inc., Class A 604 345,566
750,163
Life Sciences Tools & Services 2 .1%
Thermo Fisher Scientific, Inc. 402 197,595
Machinery 2 .4%
Caterpillar, Inc. 161 114,062
Deere & Co. 200 112,660
226,722
Personal Care Products 0 .7%
elf Beauty, Inc.* 1,124 68,126
Pharmaceuticals 2 .2%
Elanco Animal Health, Inc.* 1,232 29,482
Eli Lilly & Co. 201 184,874
214,356
Professional Services 1 .1%
Verisk Analytics, Inc., Class A 564 107,019
Real Estate Management & Development 1 .5%
Zillow Group, Inc., Class C* 3,350 138,623
Semiconductors & Semiconductor Equipment 13 .2%
Broadcom, Inc. 684 211,705
NVIDIA Corp. 4,595 801,368
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 362 122,338
Texas Instruments, Inc. 642 124,638
1,260,049
Software 9 .6%
AppLovin Corp., Class A* 242 96,316
Autodesk, Inc.* 515 123,291
Braze, Inc., Class A* 3,523 83,178
Datadog, Inc., Class A* 1,038 122,536
Intuit, Inc. 243 105,068
IREN Ltd.* 1,623 55,637
Microsoft Corp. 884 327,230
913,256
Technology Hardware, Storage & Peripherals 5 .0%
Apple, Inc. 1,279 324,597
Sandisk Corp.* 240 152,482
477,079
Textiles, Apparel & Luxury Goods 1 .1%
NIKE, Inc., Class B 2,059 108,756

NVIT J.P. Morgan Innovators Fund - March 31, 2026 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Tobacco 2 .3%
Philip Morris International, Inc. 1,322 218,579
Total Investments
(cost $7,551,703) — 95.8% 9,166,858
Other assets in excess of liabilities — 4.2% 399,447
NET ASSETS — 100.0%
$ 9,566,305
* Denotes a non-income producing security.
ADR American Depositary Receipt
TW Taiwan

24 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Innovators Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 9,166,858 $ – $ – $ 9,166,858
Total $ 9,166,858 $ – $ – $ 9,166,858
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Large Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 25
Common Stocks 95 .0%
Shares Value ($)
Aerospace & Defense 2 .9%
GE Aerospace 15,080 4,279,252
Rocket Lab Corp.* 12,804 822,273
RTX Corp. 20,789 4,010,198
9,111,723
Automobiles 3 .3%
Tesla, Inc.* 28,501 10,595,247
Beverages 2 .2%
Coca-Cola Co. (The) 56,948 4,330,895
Monster Beverage Corp.* 35,565 2,577,040
6,907,935
Biotechnology 6 .6%
AbbVie, Inc. 11,107 2,415,661
Alnylam Pharmaceuticals, Inc.* 6,002 1,985,882
Amgen, Inc. 7,689 2,705,375
Gilead Sciences, Inc. 36,606 5,101,778
Insmed, Inc.* 31,377 5,130,767
Natera, Inc.* 17,935 3,586,821
20,926,284
Broadline Retail 2 .9%
Alibaba Group Holding Ltd.,
ADR-CN 21,907 2,748,452
Amazon.com, Inc.* 29,608 6,166,458
MercadoLibre, Inc.* 169 292,205
Sea Ltd., ADR-SG* 300 24,843
9,231,958
Building Products 0 .2%
Trane Technologies plc 1,617 673,869
Capital Markets 3 .4%
Charles Schwab Corp. (The) 38,122 3,582,706
Goldman Sachs Group, Inc.
(The) 7,310 6,184,187
Intercontinental Exchange, Inc. 4,673 734,969
Robinhood Markets, Inc.,
Class A* 2,847 197,297
10,699,159
Communications Equipment 1 .8%
Ciena Corp.* 9,823 3,813,583
Lumentum Holdings, Inc.* 2,504 1,759,711
5,573,294
Construction & Engineering 0 .8%
Quanta Services, Inc. 4,358 2,392,629
Consumer Staples Distribution & Retail 2 .3%
Dollar General Corp. 8,883 1,054,679
Walmart, Inc. 49,276 6,124,021
7,178,700
Electrical Equipment 2 .2%
GE Vernova, Inc. 7,996 6,979,708
Electronic Equipment, Instruments & Components 1 .3%
Amphenol Corp., Class A 20,960 2,648,296
Celestica, Inc.* 4,944 1,392,626
4,040,922
Entertainment 0 .0%
†
Netflix, Inc.* 415 39,902
ROBLOX Corp., Class A* 476 26,923
66,825
Common Stocks
Shares Value ($)
Financial Services 3 .5%
Berkshire Hathaway, Inc.,
Class B* 7,713 3,696,069
Mastercard, Inc., Class A 14,298 7,144,139
Visa, Inc., Class A 625 188,900
11,029,108
Ground Transportation 0 .7%
Uber Technologies, Inc.* 2,622 188,600
Union Pacific Corp. 8,890 2,156,892
2,345,492
Health Care Equipment & Supplies 0 .9%
Abbott Laboratories 25,681 2,636,668
Intuitive Surgical, Inc.* 778 358,650
2,995,318
Health Care Providers & Services 1 .0%
Hims & Hers Health, Inc.*(a) 5,866 121,778
McKesson Corp. 3,453 2,988,088
3,109,866
Hotels, Restaurants & Leisure 1 .3%
Booking Holdings, Inc. 187 787,330
DoorDash, Inc., Class A* 586 87,988
McDonald's Corp. 10,874 3,379,530
4,254,848
Household Durables 0 .3%
DR Horton, Inc. 6,580 902,908
Household Products 0 .7%
Procter & Gamble Co. (The) 15,122 2,184,222
Independent Power and Renewable Electricity Producers
0 .3%
Vistra Corp. 5,950 894,463
Industrial Conglomerates 1 .3%
3M Co. 29,057 4,219,948
Interactive Media & Services 10 .9%
Alphabet, Inc., Class C 88,279 25,323,714
Meta Platforms, Inc., Class A 16,570 9,480,194
34,803,908
IT Services 1 .8%
Cloudflare, Inc., Class A* 192 39,617
International Business
Machines Corp. 17,040 4,130,326
Shopify, Inc., Class A* 2,438 289,196
Snowflake, Inc., Class A* 4,000 603,280
Twilio, Inc., Class A* 5,926 745,609
5,808,028
Machinery 0 .7%
Deere & Co. 4,081 2,298,827
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 20,175 1,185,887
Oil, Gas & Consumable Fuels 1 .6%
Cheniere Energy, Inc. 1,135 322,068
Exxon Mobil Corp. 27,887 4,731,308
5,053,376
Pharmaceuticals 5 .9%
Bristol-Myers Squibb Co. 25,774 1,563,193
Eli Lilly & Co. 7,196 6,618,665
Johnson & Johnson 28,119 6,873,408

26 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Merck & Co., Inc. 32,205 3,873,940
18,929,206
Semiconductors & Semiconductor Equipment 17 .1%
Advanced Micro Devices, Inc.* 13,481 2,742,440
Analog Devices, Inc. 5,476 1,742,135
Broadcom, Inc. 28,944 8,958,457
Lam Research Corp. 11,083 2,367,994
NVIDIA Corp. 178,661 31,158,478
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 12,530 4,234,513
Texas Instruments, Inc. 17,026 3,305,428
54,509,445
Software 5 .2%
AppLovin Corp., Class A* 540 214,920
Crowdstrike Holdings, Inc.,
Class A* 739 288,513
Intuit, Inc. 1,530 661,541
Microsoft Corp. 38,070 14,092,372
Oracle Corp. 2,696 396,609
Palantir Technologies, Inc.,
Class A* 2,438 356,631
ServiceNow, Inc.* 5,284 552,442
16,563,028
Specialty Retail 0 .3%
AutoZone, Inc.* 120 405,334
Carvana Co., Class A* 1,056 331,985
Wayfair, Inc., Class A* 4,790 360,256
1,097,575
Technology Hardware, Storage & Peripherals 9 .6%
Apple, Inc. 109,453 27,778,077
Western Digital Corp. 10,799 2,921,021
30,699,098
Tobacco 1 .6%
Philip Morris International, Inc. 30,954 5,117,934
Total Investments
(cost $308,203,899) — 95.0% 302,380,738
Other assets in excess of liabilities — 5.0% 15,830,584
NET ASSETS — 100.0%
$ 318,211,322
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $121,757, which was collateralized by
$112,496 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.13% – 4.63%, and maturity
dates ranging from 4/15/2026 – 11/15/2054.
ADR American Depositary Receipt
CN China
SG Singapore
TW Taiwan

NVIT J.P. Morgan Large Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 302,380,738 $ – $ – $ 302,380,738
Total $ 302,380,738 $ – $ – $ 302,380,738
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 3 .0%
Howmet Aerospace, Inc. 98,683 22,742,484
Northrop Grumman Corp. 48,802 33,294,677
56,037,161
Automobiles 1 .2%
Tesla, Inc.* 63,129 23,468,206
Banks 3 .6%
US Bancorp 164,418 8,551,380
Wells Fargo & Co. 750,285 59,730,189
68,281,569
Biotechnology 3 .3%
AbbVie, Inc. 145,721 31,692,860
Regeneron Pharmaceuticals,
Inc. 20,074 15,509,975
Vertex Pharmaceuticals, Inc.* 32,125 14,345,098
61,547,933
Broadline Retail 5 .4%
Amazon.com, Inc.* 488,030 101,642,008
Building Products 1 .9%
Carrier Global Corp. 124,809 7,027,995
Trane Technologies plc 69,577 28,995,519
36,023,514
Capital Markets 2 .8%
Blackstone, Inc. 189,514 21,792,215
Morgan Stanley 193,918 31,913,085
53,705,300
Construction Materials 1 .1%
Vulcan Materials Co. 72,666 19,786,952
Consumer Finance 2 .4%
American Express Co. 149,575 45,243,446
Consumer Staples Distribution & Retail 2 .0%
Walmart, Inc. 310,280 38,561,598
Electric Utilities 4 .6%
Entergy Corp. 183,797 20,651,431
NextEra Energy, Inc. 500,886 46,522,292
Southern Co. (The) 198,724 19,180,840
86,354,563
Electrical Equipment 1 .7%
Eaton Corp. plc 90,683 32,434,589
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 133,645 16,886,046
Energy Equipment & Services 1 .8%
Baker Hughes Co., Class A 555,493 33,912,848
Entertainment 1 .9%
Walt Disney Co. (The) 375,161 36,158,017
Financial Services 3 .0%
Mastercard, Inc., Class A 111,456 55,690,105
Food Products 0 .7%
Mondelez International, Inc.,
Class A 239,114 13,782,531
Health Care Equipment & Supplies 4 .1%
Boston Scientific Corp.* 138,194 8,671,674
Edwards Lifesciences Corp.* 222,239 17,796,899
Medtronic plc 264,083 22,882,792
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Stryker Corp. 86,609 28,458,851
77,810,216
Hotels, Restaurants & Leisure 3 .5%
Chipotle Mexican Grill, Inc.,
Class A* 187,500 6,001,875
DoorDash, Inc., Class A* 51,748 7,769,962
Marriott International, Inc.,
Class A 22,433 7,337,161
McDonald's Corp. 142,434 44,267,063
65,376,061
Industrial REITs 0 .8%
Prologis, Inc. 118,206 15,624,469
Insurance 2 .6%
Arthur J Gallagher & Co. 146,788 31,791,345
Progressive Corp. (The) 87,679 17,381,485
49,172,830
Interactive Media & Services 8 .4%
Alphabet, Inc., Class A 322,622 92,773,182
Meta Platforms, Inc., Class A 113,108 64,712,480
157,485,662
Machinery 0 .7%
Deere & Co. 25,073 14,123,621
Oil, Gas & Consumable Fuels 1 .2%
ConocoPhillips 167,447 22,103,004
Pharmaceuticals 1 .8%
Eli Lilly & Co. 36,632 33,693,015
Semiconductors & Semiconductor Equipment 15 .7%
ASML Holding NV
(Registered), ADR-NL 11,611 15,336,157
Broadcom, Inc. 197,732 61,200,031
Micron Technology, Inc. 58,259 19,682,221
NVIDIA Corp. 976,077 170,227,829
NXP Semiconductors NV 151,148 29,754,995
296,201,233
Software 7 .2%
Intuit, Inc. 77,643 33,571,280
Microsoft Corp. 197,509 73,111,907
Oracle Corp. 187,809 27,628,582
ServiceNow, Inc.* 19,489 2,037,575
136,349,344
Specialty Retail 3 .5%
AutoZone, Inc.* 5,595 18,898,679
Lowe's Cos., Inc. 198,489 46,898,981
65,797,660
Technology Hardware, Storage & Peripherals 7 .9%
Apple, Inc. 530,302 134,585,344
Western Digital Corp. 52,900 14,308,921
148,894,265
Trading Companies & Distributors 0 .9%
United Rentals, Inc. 22,805 16,614,811
Total Investments
(cost $1,771,837,613) — 99.6% 1,878,762,577
Other assets in excess of liabilities — 0.4% 6,731,985
NET ASSETS — 100.0%
$ 1,885,494,562

NVIT J.P. Morgan U.S. Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 29
* Denotes a non-income producing security. ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

30 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT J.P. Morgan U.S. Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2026, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,878,762,577 $ – $ – $ 1,878,762,577
Total $ 1,878,762,577 $ – $ – $ 1,878,762,577
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
Common Stocks 97 .3%
Shares Value ($)
Automobiles 5 .1%
Rivian Automotive, Inc., Class
A* 19,751 297,253
Tesla, Inc.* 2,296 853,538
1,150,791
Banks 1 .1%
NU Holdings Ltd., Class A* 17,673 253,961
Broadline Retail 3 .4%
Alibaba Group Holding Ltd.,
ADR-CN 2,561 321,303
Amazon.com, Inc.* 789 164,325
MercadoLibre, Inc.* 161 278,372
764,000
Capital Markets 2 .0%
Robinhood Markets, Inc.,
Class A* 6,483 449,272
Communications Equipment 4 .6%
Ciena Corp.* 1,695 658,050
Lumentum Holdings, Inc.* 533 374,571
1,032,621
Consumer Finance 0 .2%
Figure Technology Solutions,
Inc., Class A* 1,440 48,888
Diversified Telecommunication Services 0 .4%
Lumen Technologies, Inc.* 13,281 92,303
Electrical Equipment 1 .7%
Rockwell Automation, Inc. 349 125,249
Vicor Corp.* 1,544 248,584
373,833
Electronic Equipment, Instruments & Components 0 .8%
Fabrinet* 183 95,438
TTM Technologies, Inc.* 854 83,197
178,635
Entertainment 5 .5%
Netflix, Inc.* 3,844 369,601
Take-Two Interactive Software,
Inc.* 4,363 861,692
1,231,293
Financial Services 0 .5%
Block, Inc., Class A* 1,892 113,861
Health Care Technology 0 .6%
Veeva Systems, Inc., Class A* 753 132,272
Hotels, Restaurants & Leisure 2 .1%
Booking Holdings, Inc. 63 265,250
DoorDash, Inc., Class A* 1,348 202,402
467,652
Insurance 1 .2%
Lemonade, Inc.* 4,350 272,658
Interactive Media & Services 9 .0%
Alphabet, Inc., Class C 3,509 1,006,592
Meta Platforms, Inc., Class A 1,345 769,515
Reddit, Inc., Class A* 1,284 172,890
Snap, Inc., Class A* 19,148 88,081
2,037,078
IT Services 9 .6%
Cloudflare, Inc., Class A* 2,256 465,503
Common Stocks
Shares Value ($)
IT Services
DigitalOcean Holdings, Inc.* 1,422 121,979
Shopify, Inc., Class A* 4,259 505,203
Snowflake, Inc., Class A* 4,614 695,883
Twilio, Inc., Class A* 2,874 361,607
2,150,175
Life Sciences Tools & Services 0 .9%
Tempus AI, Inc., Class A*(a) 4,555 205,977
Machinery 0 .5%
Symbotic, Inc., Class A* 1,962 104,378
Media 1 .0%
EchoStar Corp., Class A* 1,907 223,252
Semiconductors & Semiconductor Equipment 27 .6%
Advanced Micro Devices, Inc.* 1,640 333,625
Allegro MicroSystems, Inc.* 4,729 149,105
Amkor Technology, Inc. 4,490 202,185
Analog Devices, Inc. 741 235,742
ASML Holding NV
(Registered), ADR-NL 378 499,274
Broadcom, Inc. 2,405 744,372
Entegris, Inc. 2,242 262,852
First Solar, Inc.* 951 187,594
GLOBALFOUNDRIES, Inc.* 4,542 202,028
Intel Corp.* 8,507 375,414
Lam Research Corp. 3,668 783,705
MACOM Technology Solutions
Holdings, Inc.* 998 221,626
Micron Technology, Inc. 685 231,420
NVIDIA Corp. 4,670 814,448
ON Semiconductor Corp.* 4,384 271,457
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 1,242 419,734
Texas Instruments, Inc. 1,107 214,913
Universal Display Corp. 805 73,786
6,223,280
Software 16 .0%
AppLovin Corp., Class A* 669 266,262
Cadence Design Systems,
Inc.* 791 219,795
Circle Internet Group, Inc.,
Class A* 535 51,044
Crowdstrike Holdings, Inc.,
Class A* 772 301,397
HubSpot, Inc.* 869 212,123
Intuit, Inc. 612 264,617
Microsoft Corp. 667 246,903
Oracle Corp. 3,052 448,980
Palantir Technologies, Inc.,
Class A* 874 127,849
Palo Alto Networks, Inc.* 2,071 332,023
Procore Technologies, Inc.* 1,812 103,284
ServiceNow, Inc.* 3,120 326,196
ServiceTitan, Inc., Class A* 1,368 86,813
Synopsys, Inc.* 511 202,601
Zoom Communications, Inc.,
Class A* 5,003 402,191
3,592,078
Specialized REITs 1 .9%
American Tower Corp. 2,474 426,963

NVIT J.P. Morgan US Technology Leaders Fund - March 31, 2026 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Specialty Retail 0 .6%
Warby Parker, Inc., Class A* 6,353 133,858
Technology Hardware, Storage & Peripherals 1 .0%
Sandisk Corp.* 370 235,076
Total Common Stocks
(cost $17,537,386) 21,894,155
Repurchase Agreement 0 .8%
Principal
Amount ($)
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $190,536,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$194,346.(b) 190,516 190,516
Total Repurchase Agreement
(cost $190,516) 190,516
Total Investments
(cost $17,727,902) — 98.1% 22,084,671
Other assets in excess of liabilities — 1.9% 425,842
NET ASSETS — 100.0%
$ 22,510,513
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $199,194, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $190,516.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $190,516.
ADR American Depositary Receipt
CN China
NL Netherlands
REIT Real Estate Investment Trust
TW Taiwan

34 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 21,894,155 $ – $ – $ 21,894,155
Repurchase Agreement – 190,516 – 190,516
Total $ 21,894,155 $ 190,516 $ – $ 22,084,671
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Equity and Options Total Return Fund - March 31, 2026 (Unaudited) - Statement of Investments - 35
Common Stocks 99.7%
Shares Value ($)
Aerospace & Defense 3.4%
Howmet Aerospace, Inc. 29,584 6,817,929
Northrop Grumman Corp. 10,103 6,892,671
RTX Corp. 38,921 7,507,861
Textron, Inc. 22,901 2,005,211
23,223,672
Air Freight & Logistics 0.3%
United Parcel Service, Inc.,
Class B 23,189 2,281,334
Automobile Components 0.1%
Aptiv plc* 12,605 875,291
Automobiles 1.5%
Tesla, Inc.* 28,193 10,480,748
Banks 3.9%
Bank of America Corp. 176,710 8,614,613
First Citizens BancShares,
Inc., Class A 1,155 2,176,782
Wells Fargo & Co. 199,466 15,879,488
26,670,883
Beverages 0.9%
Coca-Cola Co. (The) 31,561 2,400,214
PepsiCo, Inc. 25,943 4,028,689
6,428,903
Biotechnology 2.6%
AbbVie, Inc. 44,550 9,689,179
Regeneron Pharmaceuticals,
Inc. 6,495 5,018,297
Vertex Pharmaceuticals, Inc.* 5,918 2,642,624
17,350,100
Broadline Retail 4.1%
Amazon.com, Inc.* 133,411 27,785,509
Building Products 0.8%
Trane Technologies plc 13,230 5,513,470
Capital Markets 3.7%
Ameriprise Financial, Inc. 10,729 4,767,968
Blackstone, Inc. 20,832 2,395,472
Charles Schwab Corp. (The) 56,386 5,299,156
CME Group, Inc. 16,309 4,816,863
Morgan Stanley 30,406 5,003,915
State Street Corp. 21,072 2,666,872
24,950,246
Chemicals 0.8%
Axalta Coating Systems Ltd.* 76,246 2,112,014
DuPont de Nemours, Inc. 35,521 1,626,862
Linde plc 2,948 1,461,500
5,200,376
Communications Equipment 0.4%
Arista Networks, Inc.* 10,392 1,275,930
Motorola Solutions, Inc. 2,694 1,169,115
2,445,045
Construction Materials 0.4%
Vulcan Materials Co. 9,516 2,591,207
Consumer Finance 1.1%
American Express Co. 24,344 7,363,573
Consumer Staples Distribution & Retail 1.7%
BJ's Wholesale Club Holdings,
Inc.* 25,450 2,504,789
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Costco Wholesale Corp. 2,309 2,300,757
Performance Food Group Co.* 34,447 2,950,730
Walmart, Inc. 29,155 3,623,383
11,379,659
Diversified Telecommunication Services 1.2%
AT&T, Inc. 157,465 4,564,911
Comcast Corp., Class A 132,106 3,792,763
8,357,674
Electric Utilities 2.3%
Entergy Corp. 39,210 4,405,636
NextEra Energy, Inc. 58,887 5,469,424
Southern Co. (The) 60,716 5,860,308
15,735,368
Electrical Equipment 1.1%
Eaton Corp. plc 12,124 4,336,391
GE Vernova, Inc. 3,194 2,788,043
7,124,434
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 34,591 4,370,573
Entertainment 1.2%
Netflix, Inc.* 24,536 2,359,136
Spotify Technology SA* 2,646 1,283,072
Walt Disney Co. (The) 46,812 4,511,741
8,153,949
Financial Services 3.0%
Berkshire Hathaway, Inc.,
Class B* 11,210 5,371,832
Corpay, Inc.* 5,292 1,539,919
Fidelity National Information
Services, Inc. 31,416 1,473,724
Mastercard, Inc., Class A 23,430 11,707,034
20,092,509
Food Products 0.7%
Mondelez International, Inc.,
Class A 86,695 4,997,100
Ground Transportation 1.2%
CSX Corp. 194,367 7,978,765
Health Care Equipment & Supplies 1.8%
Edwards Lifesciences Corp.* 31,753 2,542,780
Medtronic plc 50,757 4,398,094
Stryker Corp. 16,791 5,517,355
12,458,229
Health Care Providers & Services 1.2%
Cigna Group (The) 10,536 2,810,478
UnitedHealth Group, Inc. 18,859 5,103,057
7,913,535
Health Care REITs 0.4%
Ventas, Inc. 32,234 2,636,097
Hotels, Restaurants & Leisure 1.8%
Chipotle Mexican Grill, Inc.,
Class A* 57,444 1,838,782
Hilton Worldwide Holdings,
Inc. 14,289 4,344,999
McDonald's Corp. 18,426 5,726,617
11,910,398

36 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Equity and Options Total Return Fund
Common Stocks
Shares Value ($)
Household Products 0.3%
Procter & Gamble Co. (The) 12,701 1,834,532
Independent Power and Renewable Electricity Producers
0.1%
Vistra Corp. 3,945 593,052
Industrial Conglomerates 0.7%
3M Co. 31,801 4,618,459
Industrial REITs 0.6%
Prologis, Inc. 32,667 4,317,924
Insurance 1.4%
Arthur J Gallagher & Co. 7,986 1,729,608
MetLife, Inc. 36,901 2,609,639
Progressive Corp. (The) 24,488 4,854,501
9,193,748
Interactive Media & Services 7.6%
Alphabet, Inc., Class A 111,260 31,993,926
Meta Platforms, Inc., Class A 33,486 19,158,345
51,152,271
IT Services 0.4%
Cognizant Technology
Solutions Corp., Class A 38,825 2,381,914
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc. 10,825 5,320,812
Machinery 1.4%
Deere & Co. 8,275 4,661,308
Dover Corp. 21,794 4,542,959
9,204,267
Multi-Utilities 0.6%
CMS Energy Corp. 52,825 4,098,163
Oil, Gas & Consumable Fuels 4.4%
ConocoPhillips 55,423 7,315,836
EOG Resources, Inc. 47,148 6,816,186
Exxon Mobil Corp. 91,554 15,533,052
29,665,074
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co. 121,912 7,393,963
Elanco Animal Health, Inc.* 101,465 2,428,058
Eli Lilly & Co. 9,382 8,629,282
Johnson & Johnson 10,873 2,657,796
21,109,099
Professional Services 0.3%
Leidos Holdings, Inc. 13,663 2,124,870
Semiconductors & Semiconductor Equipment 15.1%
Advanced Micro Devices, Inc.* 8,997 1,830,260
Analog Devices, Inc. 12,653 4,025,425
ASML Holding NV
(Registered), ADR-NL 2,213 2,922,997
Broadcom, Inc. 52,874 16,365,032
Lam Research Corp. 31,128 6,650,808
Micron Technology, Inc. 25,446 8,596,677
NVIDIA Corp.(a) 320,355 55,869,912
NXP Semiconductors NV 19,340 3,807,272
Qnity Electronics, Inc. 13,904 1,604,244
101,672,627
Software 8.3%
AppLovin Corp., Class A* 1,828 727,544
Autodesk, Inc.* 5,244 1,255,413
Common Stocks
Shares Value ($)
Software
Cadence Design Systems,
Inc.* 5,436 1,510,501
Intuit, Inc. 7,986 3,452,987
Microsoft Corp.(a) 105,410 39,019,620
Oracle Corp. 12,894 1,896,836
Palantir Technologies, Inc.,
Class A* 12,749 1,864,924
Roper Technologies, Inc. 2,839 1,004,608
Salesforce, Inc. 17,031 3,179,177
ServiceNow, Inc.* 23,334 2,439,570
56,351,180
Specialized REITs 0.6%
Digital Realty Trust, Inc. 23,430 4,222,320
Specialty Retail 2.2%
AutoZone, Inc.* 1,058 3,573,691
Lowe's Cos., Inc. 30,117 7,116,045
TJX Cos., Inc. (The) 27,327 4,364,122
15,053,858
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.(a) 177,720 45,103,559
Hewlett Packard Enterprise
Co. 140,627 3,348,329
Seagate Technology Holdings
plc 19,244 7,539,029
55,990,917
Tobacco 1.3%
Philip Morris International, Inc. 51,911 8,582,965
Total Investments
(cost $611,433,119) — 99.7% 673,756,699
Other assets in excess of liabilities — 0.3% 1,727,860
NET ASSETS — 100.0%
$ 675,484,559
* Denotes a non-income producing security.
(a) Security or a portion of the security was used to cover the margin requirement for written options contracts.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

NVIT J.P. Morgan Equity and Options Total Return Fund - March 31, 2026 (Unaudited) - Statement of Investments - 37
Written Call Options Contracts as of March 31, 2026:
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
S&P 500 Index Exchange Traded 258 USD 168,435,816 USD 6,590.00 4/24/2026 (2,879,796)
S&P 500 Index Exchange Traded 258 USD 168,435,816 USD 6,705.00 4/17/2026 (1,043,610)
S&P 500 Index Exchange Traded 258 USD 168,435,816 USD 6,830.00 4/10/2026 (80,754)
S&P 500 Index Exchange Traded 258 USD 168,435,816 USD 6,930.00 4/2/2026 (1,548)
Total written call options contracts (4,005,708)
Total Written Options Contracts (Premiums Received ($7,775,774)) (4,005,708)
Currency:
USD United States dollar

38 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Equity and Options Total Return Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT J.P. Morgan Equity and Options Total Return Fund - March 31, 2026 (Unaudited) - Statement of Investments - 39
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 673,756,699 $ – $ – $ 673,756,699
Total Assets $ 673,756,699 $ – $ – $ 673,756,699
Liabilities:
Written Options $ (4,005,708) $ – $ – $ (4,005,708)
Total Liabilities $ (4,005,708) $ – $ – $ (4,005,708)
Total $ 669,750,991 $ – $ – $ 669,750,991

40 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Equity and Options Total Return Fund
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2026, the Fund had no open futures contracts.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Liabilities: Fair Value
Written Options
Equity risk Written options, at value $ (4,005,708)
Total $ (4,005,708)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Allspring Discovery Fund - March 31, 2026 (Unaudited) - Statement of Investments - 1
Common Stocks 99 .0%
Shares Value ($)
BRAZIL 1 .0%
Broadline Retail 1 .0%
MercadoLibre, Inc. * 2,389 4,130,629
CANADA 3 .6%
Biotechnology 0 .5%
Xenon Pharmaceuticals, Inc. * 32,761 1,905,052
Commercial Services & Supplies 1 .6%
RB Global, Inc. 65,702 6,297,537
Electronic Equipment, Instruments & Components 1 .5%
Celestica, Inc. * 21,511 6,059,218
14,261,807
DENMARK 1 .5%
Biotechnology 1 .5%
Ascendis Pharma A/S, ADR * 25,264 5,778,635
ISRAEL 1 .8%
Pharmaceuticals 1 .8%
Teva Pharmaceutical Industries
Ltd., ADR * 243,170 7,324,280
THAILAND 1 .7%
Electronic Equipment, Instruments & Components 1 .7%
Fabrinet * 12,709 6,627,998
UNITED KINGDOM 0 .1%
Capital Markets 0 .1%
Marex Group plc 10,714 477,630
UNITED STATES 89 .3%
Aerospace & Defense 8 .7%
ATI, Inc. * 33,671 4,897,784
Carpenter Technology Corp. (a) 24,871 9,802,905
Curtiss-Wright Corp. 12,789 8,710,844
Kratos Defense & Security
Solutions, Inc. * 38,817 2,736,987
Mercury Systems, Inc. *(a) 80,824 5,892,878
York Space Systems, Inc. *(a) 122,295 2,711,280
34,752,678
Biotechnology 6 .9%
Bridgebio Pharma, Inc. *(a) 46,185 3,429,698
Insmed, Inc. * 50,573 8,269,697
Natera, Inc. * 26,936 5,386,931
Neurocrine Biosciences, Inc. * 31,180 4,107,653
Twist Bioscience Corp. *(a) 66,483 3,159,272
Vericel Corp. * 94,345 3,035,079
27,388,330
Building Products 2 .3%
Modine Manufacturing Co. *(a) 41,541 9,002,350
Capital Markets 1 .6%
Miami International Holdings, Inc. * 159,547 6,209,569
Commercial Services & Supplies 2 .0%
Casella Waste Systems, Inc.,
Class A *(a) 100,692 7,988,903
Communications Equipment 2 .1%
Viavi Solutions, Inc. *(a) 251,503 8,370,020
Construction & Engineering 7 .2%
Argan, Inc. 11,985 6,527,630
Comfort Systems USA, Inc. 9,693 13,366,550
Construction Partners, Inc., Class
A *(a) 78,349 8,706,141
28,600,321
Common Stocks
Shares Value ($)
UNITED STATES
Diversified Consumer Services 2 .2%
Liberty Live Holdings, Inc., Class
C *(a) 93,909 8,837,776
Electrical Equipment 2 .8%
Bloom Energy Corp., Class A * 63,290 8,575,162
Power Solutions International, Inc.
*(a) 41,533 2,528,529
11,103,691
Electronic Equipment, Instruments & Components 2 .9%
Novanta, Inc. * 52,117 6,155,539
Teledyne Technologies, Inc. * 8,764 5,302,308
11,457,847
Entertainment 1 .9%
TKO Group Holdings, Inc., Class A 36,598 7,379,987
Financial Services 1 .6%
Affirm Holdings, Inc., Class A * 134,909 6,181,530
Ground Transportation 2 .3%
Saia, Inc. * 12,862 4,518,163
XPO, Inc. * 24,532 4,772,701
9,290,864
Health Care Equipment & Supplies 3 .5%
Glaukos Corp. * 54,504 5,867,901
IRhythm Holdings, Inc. * 66,353 7,830,981
13,698,882
Health Care Providers & Services 7 .3%
Alignment Healthcare, Inc. * 153,082 2,697,305
BrightSpring Health Services, Inc.
*(a) 98,287 4,188,009
Encompass Health Corp. 45,778 4,428,106
Guardant Health, Inc. * 78,343 7,236,542
RadNet, Inc. * 96,375 5,386,399
Tenet Healthcare Corp. * 25,873 4,882,494
28,818,855
Hotels, Restaurants & Leisure 6 .3%
Cava Group, Inc. *(a) 66,663 5,393,037
Dutch Bros, Inc., Class A *(a) 116,061 5,879,650
Hyatt Hotels Corp., Class A (a) 46,364 6,666,680
Viking Holdings Ltd. * 93,406 6,863,472
24,802,839
Household Durables 1 .9%
SharkNinja, Inc. *(a) 37,262 3,946,046
Taylor Morrison Home Corp.,
Class A * 60,395 3,517,405
7,463,451
Independent Power and Renewable Electricity Producers 1 .4%
Talen Energy Corp. * 16,914 5,399,456
IT Services 3 .2%
DigitalOcean Holdings, Inc. *(a) 35,370 3,034,039
MongoDB, Inc., Class A * 18,528 4,535,099
Twilio, Inc., Class A * 41,636 5,238,641
12,807,779
Life Sciences Tools & Services 1 .2%
Bio-Techne Corp. (a) 11,042 577,055
Repligen Corp. * 34,086 4,016,012
4,593,067
Machinery 2 .3%
RBC Bearings, Inc. * 16,644 9,039,689
Pharmaceuticals 1 .1%
Elanco Animal Health, Inc. *(a) 179,344 4,291,702

2 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Professional Services 1 .5%
UL Solutions, Inc., Class A (a) 69,686 5,972,787
Real Estate Management & Development 2 .0%
Jones Lang LaSalle, Inc. * 26,323 8,010,615
Semiconductors & Semiconductor Equipment 4 .6%
Credo Technology Group Holding
Ltd. * 50,140 4,706,642
Entegris, Inc. (a) 50,816 5,957,668
Impinj, Inc. *(a) 25,506 2,619,466
Monolithic Power Systems, Inc. 4,424 4,836,980
18,120,756
Software 2 .4%
Guidewire Software, Inc. * 48,725 7,287,311
Tyler Technologies, Inc. * 7,015 2,401,796
9,689,107
Specialty Retail 2 .5%
Burlington Stores, Inc. *(a) 20,651 6,719,422
Chewy, Inc., Class A * 116,448 3,144,096
9,863,518
Trading Companies & Distributors 3 .6%
Applied Industrial Technologies,
Inc. 21,965 5,827,755
SiteOne Landscape Supply, Inc.
*(a) 33,804 4,499,650
Xometry, Inc., Class A *(a) 96,729 3,950,412
14,277,817
353,414,186
Total Common Stocks
(cost $315,476,052) 392,015,165
Repurchase Agreements 5 .2%
Principal
Amount ($)
Bank of America NA, 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$14,001,423, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047; total
market value $14,280,000.(b) 14,000,000 14,000,000
CF Secured, LLC, 3.65%, dated
3/31/2026, due 4/1/2026,
repurchase price $6,628,448,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
7/28/2026 - 11/20/2075; total
market value $6,761,017.(b) 6,627,776 6,627,776
Total Repurchase Agreements
(cost $20,627,776) 20,627,776
Total Investments
(cost $336,103,828) — 104.2% 412,642,941
Liabilities in excess of other assets — (4.2)% (16,493,064)
NET ASSETS — 100.0%
$396,149,877
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $76,981,870, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $20,627,776 and by $54,034,016 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$74,661,792.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $20,627,776.
ADR American Depositary Receipt

NVIT Allspring Discovery Fund - March 31, 2026 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

4 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Allspring Discovery Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 392,015,165 $ – $ – $ 392,015,165
Repurchase Agreements – 20,627,776 – 20,627,776
Total $ 392,015,165 $ 20,627,776 $ – $ 412,642,941
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Equity Dividend Fund - March 31, 2026 (Unaudited) - Statement of Investments - 5
Common Stocks 92 .8%
Shares Value ($)
Aerospace & Defense 3 .7%
Airbus SE 10,643 1,999,025
Boeing Co. (The)* 41,261 8,212,177
L3Harris Technologies, Inc. 13,658 4,714,059
Lockheed Martin Corp. 8,055 4,868,361
RTX Corp. 8,099 1,562,297
21,355,919
Air Freight & Logistics 1 .7%
FedEx Corp. 28,263 10,066,715
Automobiles 0 .5%
General Motors Co. 38,177 2,844,187
Banks 9 .4%
Bank of America Corp. 97,613 4,758,634
Citigroup, Inc. 144,351 16,370,847
Citizens Financial Group, Inc. 49,332 2,958,440
First Citizens BancShares,
Inc., Class A(a) 4,662 8,786,285
JPMorgan Chase & Co. 21,066 6,196,774
Wells Fargo & Co. 198,195 15,778,304
54,849,284
Beverages 1 .4%
Keurig Dr Pepper, Inc. 204,979 5,397,097
PepsiCo, Inc. 18,189 2,824,570
8,221,667
Broadline Retail 2 .3%
Amazon.com, Inc.* 65,089 13,556,086
Building Products 0 .6%
Fortune Brands Innovations,
Inc. 85,607 3,336,105
Capital Markets 4 .5%
Carlyle Group, Inc. (The) 57,223 2,769,021
Charles Schwab Corp. (The) 89,919 8,450,588
Intercontinental Exchange, Inc. 95,102 14,957,642
26,177,251
Chemicals 2 .8%
Air Products & Chemicals, Inc. 20,279 5,890,847
International Flavors &
Fragrances, Inc. 55,456 4,023,333
PPG Industries, Inc. 59,481 6,357,329
16,271,509
Commercial Services & Supplies 1 .4%
Rentokil Initial plc 1,363,256 8,476,224
Communications Equipment 0 .5%
Cisco Systems, Inc. 39,308 3,049,908
Consumer Finance 0 .5%
Capital One Financial Corp. 17,295 3,155,127
Consumer Staples Distribution & Retail 1 .8%
Dollar General Corp. 88,167 10,468,068
Containers & Packaging 1 .0%
Crown Holdings, Inc. 57,817 5,796,154
Diversified Telecommunication Services 1 .7%
Comcast Corp., Class A 194,488 5,583,750
Verizon Communications, Inc. 81,613 4,096,973
9,680,723
Common Stocks
Shares Value ($)
Electric Utilities 1 .7%
American Electric Power Co.,
Inc. 24,480 3,208,839
Evergy, Inc. 83,185 6,814,515
10,023,354
Electronic Equipment, Instruments & Components 1 .1%
CDW Corp. 54,992 6,655,132
Entertainment 1 .5%
Walt Disney Co. (The) 89,078 8,585,338
Financial Services 1 .6%
Fidelity National Information
Services, Inc. 194,419 9,120,195
Ground Transportation 0 .7%
CSX Corp. 55,940 2,296,337
Union Pacific Corp. 8,162 1,980,264
4,276,601
Health Care Equipment & Supplies 4 .9%
Baxter International, Inc.(a) 616,680 10,360,224
Becton Dickinson & Co. 53,341 8,386,806
Medtronic plc 116,508 10,095,418
28,842,448
Health Care Providers & Services 5 .0%
Cardinal Health, Inc. 49,890 10,542,256
CVS Health Corp. 166,944 11,989,918
Elevance Health, Inc. 22,095 6,468,311
29,000,485
Health Care REITs 0 .5%
Healthcare Realty Trust, Inc.,
Class A(a) 165,577 2,813,153
Household Products 0 .9%
Henkel AG & Co. KGaA
(Preference) 67,638 5,196,806
Industrial Conglomerates 0 .7%
Honeywell International, Inc. 19,536 4,415,722
Industrial REITs 1 .1%
Rexford Industrial Realty, Inc. 125,745 4,115,634
STAG Industrial, Inc.(a) 66,164 2,385,874
6,501,508
Insurance 2 .3%
American International Group,
Inc. 50,136 3,772,734
Arthur J Gallagher & Co. 23,267 5,039,167
Fidelity National Financial, Inc. 95,352 4,422,426
13,234,327
Interactive Media & Services 4 .0%
Alphabet, Inc., Class C 40,556 11,633,894
Meta Platforms, Inc., Class A 20,367 11,652,572
23,286,466
Leisure Products 1 .2%
Hasbro, Inc. 76,050 7,118,280
Machinery 0 .9%
CNH Industrial NV 207,167 2,278,837
Fortive Corp. 57,860 3,198,501
5,477,338
Media 0 .2%
WPP plc 349,229 1,082,220

6 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
Metals & Mining 0 .9%
Barrick Mining Corp. 56,985 2,324,418
Freeport-McMoRan, Inc. 45,700 2,686,246
5,010,664
Multi-Utilities 2 .8%
Dominion Energy, Inc. 130,243 8,051,622
DTE Energy Co. 57,286 8,376,359
16,427,981
Oil, Gas & Consumable Fuels 5 .3%
BP plc 1,752,057 13,810,736
Chevron Corp. 34,166 7,068,945
EQT Corp. 97,524 6,206,427
Marathon Petroleum Corp. 15,540 3,794,557
30,880,665
Pharmaceuticals 3 .1%
AstraZeneca plc 11,938 2,331,707
Johnson & Johnson 12,190 2,979,724
Merck & Co., Inc. 85,650 10,302,838
Sanofi SA 27,578 2,660,057
18,274,326
Professional Services 0 .8%
SS&C Technologies Holdings,
Inc. 66,068 4,464,215
Residential REITs 0 .6%
AvalonBay Communities, Inc. 20,758 3,390,819
Semiconductors & Semiconductor Equipment 2 .7%
Intel Corp.* 36,791 1,623,587
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 13,962 4,718,458
Texas Instruments, Inc. 47,547 9,230,774
15,572,819
Software 2 .6%
Microsoft Corp. 41,844 15,489,393
Specialized REITs 0 .7%
Crown Castle, Inc. 50,318 4,091,357
Specialty Retail 1 .6%
Home Depot, Inc. (The) 27,917 9,181,622
Technology Hardware, Storage & Peripherals 5 .4%
Hewlett Packard Enterprise
Co. 287,782 6,852,089
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 5,427 15,832,493
Western Digital Corp. 33,369 9,025,981
31,710,563
Tobacco 2 .2%
British American Tobacco plc,
ADR-UK 218,571 12,779,846
Trading Companies & Distributors 2 .0%
WESCO International, Inc.(a) 42,455 11,616,537
Total Common Stocks
(cost $443,848,039) 541,825,107
Master Limited Partnership 0 .8%
Shares Value ($)
Oil, Gas & Consumable Fuels 0 .8%
Enterprise Products Partners
LP 126,888 4,801,442
Total Master Limited Partnership
(cost  $2,232,034)
4,801,442
Repurchase Agreements 0 .4%
Principal
Amount ($)
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $460,748,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$469,963.(b) 460,701 460,701
MetLife, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $2,000,203,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$2,041,024.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $2,460,701) 2,460,701
Total Investments
(cost $448,540,774) — 94.0% 549,087,250
Other assets in excess of liabilities — 6.0% 34,849,780
NET ASSETS — 100.0%
$ 583,937,030
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $6,110,393, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $2,460,701 and by $3,663,854 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 5.25%, and maturity dates ranging from
4/15/2026 - 11/15/2054, a total value of $6,124,555.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $2,460,701.

NVIT BlackRock Equity Dividend Fund - March 31, 2026 (Unaudited) - Statement of Investments - 7
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom

8 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT BlackRock Equity Dividend Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT BlackRock Equity Dividend Fund - March 31, 2026 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 19,356,894 $ 1,999,025 $ – $ 21,355,919
Air Freight & Logistics 10,066,715 – – 10,066,715
Automobiles 2,844,187 – – 2,844,187
Banks 54,849,284 – – 54,849,284
Beverages 8,221,667 – – 8,221,667
Broadline Retail 13,556,086 – – 13,556,086
Building Products 3,336,105 – – 3,336,105
Capital Markets 26,177,251 – – 26,177,251
Chemicals 16,271,509 – – 16,271,509
Commercial Services & Supplies – 8,476,224 – 8,476,224
Communications Equipment 3,049,908 – – 3,049,908
Consumer Finance 3,155,127 – – 3,155,127
Consumer Staples Distribution & Retail 10,468,068 – – 10,468,068
Containers & Packaging 5,796,154 – – 5,796,154
Diversified Telecommunication Services 9,680,723 – – 9,680,723
Electric Utilities 10,023,354 – – 10,023,354
Electronic Equipment, Instruments &
Components 6,655,132 – – 6,655,132
Entertainment 8,585,338 – – 8,585,338
Financial Services 9,120,195 – – 9,120,195
Ground Transportation 4,276,601 – – 4,276,601
Health Care Equipment & Supplies 28,842,448 – – 28,842,448
Health Care Providers & Services 29,000,485 – – 29,000,485
Health Care REITs 2,813,153 – – 2,813,153
Household Products – 5,196,806 – 5,196,806
Industrial Conglomerates 4,415,722 – – 4,415,722
Industrial REITs 6,501,508 – – 6,501,508
Insurance 13,234,327 – – 13,234,327
Interactive Media & Services 23,286,466 – – 23,286,466
Leisure Products 7,118,280 – – 7,118,280
Machinery 5,477,338 – – 5,477,338
Media – 1,082,220 – 1,082,220
Metals & Mining 5,010,664 – – 5,010,664
Multi-Utilities 16,427,981 – – 16,427,981
Oil, Gas & Consumable Fuels 17,069,929 13,810,736 – 30,880,665
Pharmaceuticals 13,282,561 4,991,765 – 18,274,326
Professional Services 4,464,215 – – 4,464,215
Residential REITs 3,390,819 – – 3,390,819
Semiconductors & Semiconductor
Equipment 15,572,819 – – 15,572,819
Software 15,489,393 – – 15,489,393
Specialized REITs 4,091,357 – – 4,091,357
Specialty Retail 9,181,622 – – 9,181,622
Technology Hardware, Storage &
Peripherals 15,878,070 15,832,493 – 31,710,563
Tobacco 12,779,846 – – 12,779,846
Trading Companies & Distributors 11,616,537 – – 11,616,537
Total Common Stocks $ 490,435,838 $ 51,389,269 $ – $ 541,825,107
Master Limited Partnership 4,801,442 – – 4,801,442
Repurchase Agreements – 2,460,701 – 2,460,701
Total $ 495,237,280 $ 53,849,970 $ – $ 549,087,250
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GQG US Quality Equity Fund
Common Stocks 98 .7%
Shares Value ($)
Beverages 4 .7%
Coca-Cola Co. (The) 40,325 3,066,716
PepsiCo, Inc. 10,085 1,566,100
4,632,816
Capital Markets 2 .6%
CME Group, Inc. 8,549 2,524,947
Consumer Staples Distribution & Retail 2 .6%
Kroger Co. (The) 36,102 2,612,341
Diversified Telecommunication Services 11 .6%
AT&T, Inc. 205,050 5,944,399
Verizon Communications, Inc. 109,744 5,509,149
11,453,548
Electric Utilities 12 .9%
American Electric Power Co.,
Inc. 29,568 3,875,774
Duke Energy Corp. 15,027 1,967,635
Exelon Corp. 49,839 2,443,108
NextEra Energy, Inc. 28,264 2,625,160
Xcel Energy, Inc. 22,752 1,807,419
12,719,096
Financial Services 2 .2%
Berkshire Hathaway, Inc.,
Class B*(a) 4,516 2,164,067
Gas Utilities 1 .5%
Atmos Energy Corp. 8,188 1,512,487
Health Care Providers & Services 3 .8%
Cigna Group (The) 14,129 3,768,911
Insurance 14 .9%
Allstate Corp. (The) 16,874 3,498,655
American International Group,
Inc. 25,983 1,955,221
Cincinnati Financial Corp. 14,376 2,262,064
Old Republic International
Corp. 34,450 1,374,555
Progressive Corp. (The) 20,888 4,140,837
RenaissanceRe Holdings Ltd. 4,866 1,446,321
14,677,653
Multi-Utilities 1 .9%
CenterPoint Energy, Inc.(a) 43,950 1,896,882
Oil, Gas & Consumable Fuels 18 .7%
BP plc, ADR 52,714 2,477,558
Chevron Corp. 16,038 3,318,262
Devon Energy Corp.(a) 57,208 2,878,706
Enbridge, Inc. 42,849 2,319,845
Exxon Mobil Corp. 19,786 3,356,893
Occidental Petroleum Corp.(a) 63,034 4,097,210
18,448,474
Pharmaceuticals 8 .2%
Johnson & Johnson 19,079 4,663,671
Novartis AG, ADR 22,545 3,443,749
8,107,420
Tobacco 9 .9%
Altria Group, Inc. 65,624 4,330,528
Common Stocks
Shares Value ($)
Tobacco
Philip Morris International, Inc. 32,858 5,432,741
9,763,269
Water Utilities 3 .2%
American Water Works Co.,
Inc.(a) 22,874 3,112,923
Total Common Stocks
(cost $89,199,481) 97,394,834
Repurchase Agreements 9 .8%
Principal
Amount ($)
Bank of America NA,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $9,000,915,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047;
total market value
$9,180,000.(b) 9,000,000 9,000,000
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $622,538,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$634,989.(b) 622,475 622,475
Total Repurchase Agreements
(cost $9,622,475) 9,622,475
Total Investments
(cost $98,821,956) — 108.5% 107,017,309
Liabilities in excess of other assets — (8.5)% (8,353,839)
NET ASSETS — 100.0%
$ 98,663,470
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $10,723,063, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $9,622,475 and by $1,525,118 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 4/15/2026 - 8/15/2054, a total value of
$11,147,593.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $9,622,475.
ADR American Depositary Receipt

NVIT GQG US Quality Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

12 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT GQG US Quality Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 97,394,834 $ – $ – $ 97,394,834
Repurchase Agreements – 9,622,475 – 9,622,475
Total $ 97,394,834 $ 9,622,475 $ – $ 107,017,309
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Jacobs Levy Large Cap Core Fund - March 31, 2026 (Unaudited) - Statement of Investments - 13
Common Stocks 99 .8%
Shares Value ($)
Aerospace & Defense 3 .5%
Huntington Ingalls Industries,
Inc. 6,147 2,335,246
Lockheed Martin Corp. 6,752 4,080,841
Northrop Grumman Corp. 2,229 1,520,713
7,936,800
Automobile Components 0 .2%
Autoliv, Inc. 3,836 403,394
Automobiles 1 .7%
General Motors Co. 52,446 3,907,227
Banks 2 .9%
Citigroup, Inc. 35,829 4,063,367
Wells Fargo & Co. 32,374 2,577,294
6,640,661
Biotechnology 2 .2%
Incyte Corp.* 17,761 1,671,666
Neurocrine Biosciences, Inc.* 5,688 749,337
Regeneron Pharmaceuticals,
Inc. 3,380 2,611,523
5,032,526
Broadline Retail 2 .5%
Amazon.com, Inc.* 16,628 3,463,114
Coupang, Inc.* 35,912 678,018
eBay, Inc. 17,167 1,562,540
5,703,672
Building Products 1 .3%
A O Smith Corp. 15,474 1,020,356
Masco Corp. 23,435 1,414,771
Trex Co., Inc.* 13,744 500,556
2,935,683
Capital Markets 5 .5%
Bank of New York Mellon
Corp. (The) 37,214 4,414,697
Evercore, Inc., Class A 2,915 870,156
Interactive Brokers Group,
Inc., Class A 32,000 2,146,240
Jefferies Financial Group, Inc. 20,142 831,260
Northern Trust Corp. 21,068 2,940,461
Stifel Financial Corp. 18,029 1,332,704
12,535,518
Chemicals 0 .4%
Albemarle Corp. 5,464 980,952
Commercial Services & Supplies 1 .4%
Rollins, Inc. 18,724 1,000,049
Waste Management, Inc. 9,004 2,069,029
3,069,078
Construction & Engineering 1 .4%
Argan, Inc. 2,072 1,128,515
Comfort Systems USA, Inc. 209 288,209
EMCOR Group, Inc. 2,484 1,833,962
3,250,686
Consumer Finance 0 .3%
Ally Financial, Inc. 17,856 700,491
Consumer Staples Distribution & Retail 3 .0%
Costco Wholesale Corp. 2,372 2,363,532
Maplebear, Inc.* 26,812 1,004,377
Sprouts Farmers Market,
Inc.*(a) 6,390 492,861
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Target Corp. 24,423 2,960,068
6,820,838
Electrical Equipment 0 .1%
Powell Industries, Inc.(a) 432 233,747
Electronic Equipment, Instruments & Components 1 .2%
Jabil, Inc. 5,106 1,356,307
TD SYNNEX Corp. 7,809 1,317,456
2,673,763
Entertainment 1 .0%
Netflix, Inc.* 19,082 1,834,734
Roku, Inc., Class A* 4,047 382,927
2,217,661
Financial Services 0 .2%
Chime Financial, Inc., Class
A*(a) 12,551 235,080
Mastercard, Inc., Class A 603 301,295
536,375
Food Products 2 .2%
Archer-Daniels-Midland Co.(a) 25,794 1,874,966
Lamb Weston Holdings, Inc.(a) 12,431 525,334
Smithfield Foods, Inc. 26,270 734,772
Tyson Foods, Inc., Class A 27,832 1,783,196
4,918,268
Ground Transportation 1 .0%
JB Hunt Transport Services,
Inc. 2,229 472,325
Landstar System, Inc. 9,276 1,487,036
Ryder System, Inc. 1,876 384,036
2,343,397
Health Care Equipment & Supplies 2 .7%
Align Technology, Inc.* 8,158 1,398,526
Edwards Lifesciences Corp.* 42,651 3,415,492
GE HealthCare Technologies,
Inc. 17,942 1,277,112
6,091,130
Health Care Providers & Services 2 .0%
Centene Corp.* 24,335 796,728
McKesson Corp. 4,449 3,849,987
4,646,715
Health Care REITs 0 .4%
Alexandria Real Estate
Equities, Inc. 21,541 999,933
Hotels, Restaurants & Leisure 3 .0%
Booking Holdings, Inc. 1,029 4,332,419
Domino's Pizza, Inc.(a) 2,760 990,261
DraftKings, Inc., Class A* 19,418 419,817
Las Vegas Sands Corp. 20,714 1,116,070
6,858,567
Household Durables 0 .6%
NVR, Inc.* 192 1,265,247
Household Products 0 .9%
Clorox Co. (The) 12,056 1,249,363
Colgate-Palmolive Co. 8,403 716,188
1,965,551

14 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0 .1%
Vistra Corp. 1,124 168,971
Insurance 3 .3%
Everest Group Ltd. 3,418 1,117,173
MetLife, Inc. 17,429 1,232,579
Prudential Financial, Inc. 14,906 1,456,167
Reinsurance Group of
America, Inc. 3,202 653,720
Travelers Cos., Inc. (The) 10,176 2,968,136
7,427,775
Interactive Media & Services 9 .4%
Alphabet, Inc., Class C 54,550 15,648,213
Match Group, Inc. 33,603 1,031,948
Meta Platforms, Inc., Class A 7,319 4,187,419
Pinterest, Inc., Class A*(a) 13,499 247,572
Snap, Inc., Class A* 66,198 304,511
21,419,663
IT Services 1 .4%
VeriSign, Inc. 12,992 3,226,693
Life Sciences Tools & Services 0 .8%
West Pharmaceutical
Services, Inc. 6,803 1,705,104
Machinery 1 .3%
Graco, Inc. 8,082 684,141
Otis Worldwide Corp. 28,698 2,212,042
2,896,183
Media 0 .3%
Trade Desk, Inc. (The), Class
A* 24,921 565,458
Multi-Utilities 0 .7%
Public Service Enterprise
Group, Inc. 20,166 1,632,438
Oil, Gas & Consumable Fuels 4 .0%
Chevron Corp. 20,648 4,272,071
Phillips 66 13,483 2,456,333
Valero Energy Corp.(a) 9,689 2,393,958
9,122,362
Passenger Airlines 0 .4%
Southwest Airlines Co. 26,083 979,938
Personal Care Products 0 .3%
Estee Lauder Cos., Inc. (The),
Class A 8,401 602,940
Professional Services 0 .4%
FTI Consulting, Inc.*(a) 4,763 841,956
Residential REITs 0 .4%
Camden Property Trust 8,599 839,778
Semiconductors & Semiconductor Equipment 13 .3%
Broadcom, Inc. 5,171 1,600,476
Cirrus Logic, Inc.*(a) 1,661 240,214
Lam Research Corp. 11,116 2,375,045
Micron Technology, Inc. 12,400 4,189,216
NVIDIA Corp. 104,561 18,235,438
QUALCOMM, Inc. 28,099 3,618,589
30,258,978
Software 11 .4%
Adobe, Inc.* 11,401 2,771,355
Common Stocks
Shares Value ($)
Software
Atlassian Corp., Class A* 7,418 506,279
Crowdstrike Holdings, Inc.,
Class A* 3,060 1,194,655
Docusign, Inc., Class A* 7,071 335,236
Dropbox, Inc., Class A*(a) 60,424 1,372,833
Fortinet, Inc.* 29,718 2,428,555
Manhattan Associates, Inc.* 7,459 992,942
Microsoft Corp. 18,367 6,798,912
Nutanix, Inc., Class A* 9,442 358,890
Pegasystems, Inc.(a) 9,548 406,363
Salesforce, Inc. 4,795 895,083
SentinelOne, Inc., Class A*(a) 13,763 177,267
ServiceNow, Inc.* 35,749 3,737,558
Synopsys, Inc.* 6,130 2,430,422
Workday, Inc., Class A* 9,741 1,265,551
Zoom Communications, Inc.,
Class A* 164 13,184
Zscaler, Inc.* 1,192 167,226
25,852,311
Specialty Retail 3 .7%
AutoZone, Inc.* 520 1,756,446
Best Buy Co., Inc. 21,412 1,374,650
Carvana Co., Class A*(a) 2,055 646,051
Five Below, Inc.* 1,504 343,634
Lowe's Cos., Inc. 12,751 3,012,806
Wayfair, Inc., Class A*(a) 1,681 126,428
Williams-Sonoma, Inc. 6,321 1,152,508
8,412,523
Technology Hardware, Storage & Peripherals 6 .2%
Apple, Inc. 55,960 14,202,088
Textiles, Apparel & Luxury Goods 0 .4%
Deckers Outdoor Corp.* 10,122 1,013,111
Trading Companies & Distributors 0 .4%
Watsco, Inc.(a) 2,660 967,681
Total Common Stocks
(cost $175,727,441) 226,803,831
Repurchase Agreements 2 .5%
Principal
Amount ($)
Bank of America NA,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $5,000,508,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047;
total market value
$5,100,000.(b) 5,000,000 5,000,000

NVIT Jacobs Levy Large Cap Core Fund - March 31, 2026 (Unaudited) - Statement of Investments - 15
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $756,605,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$771,737.(b) 756,528 756,528
Total Repurchase Agreements
(cost $5,756,528) 5,756,528
Total Investments
(cost $181,483,969) — 102.3% 232,560,359
Liabilities in excess of other assets — (2.3)% (5,237,804)
NET ASSETS — 100.0%
$ 227,322,555
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $9,140,649, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $5,756,528 and by $3,407,418 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.25%, and maturity dates ranging from
4/15/2026 - 11/15/2055, a total value of $9,163,946.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $5,756,528.
REIT Real Estate Investment Trust

16 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Jacobs Levy Large Cap Core Fund - March 31, 2026 (Unaudited) - Statement of Investments - 17
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 226,803,831 $ – $ – $ 226,803,831
Repurchase Agreements – 5,756,528 – 5,756,528
Total $ 226,803,831 $ 5,756,528 $ – $ 232,560,359
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Victory Mid Cap Value Fund
Common Stocks 96.9%
Shares Value ($)
Aerospace & Defense 2.4%
L3Harris Technologies, Inc. 16,375 5,651,831
StandardAero, Inc.*(a) 203,500 5,256,405
10,908,236
Automobile Components 1.1%
BorgWarner, Inc. 90,750 4,924,095
Banks 1.8%
Truist Financial Corp. 173,500 7,975,795
Building Products 1.4%
Carrier Global Corp.(a) 108,575 6,113,858
Capital Markets 2.0%
LPL Financial Holdings, Inc. 6,625 1,992,999
Raymond James Financial,
Inc. 47,525 6,881,144
8,874,143
Chemicals 4.1%
CF Industries Holdings, Inc. 31,625 4,106,190
DuPont de Nemours, Inc. 132,500 6,068,500
RPM International, Inc. 81,200 8,071,280
18,245,970
Commercial Services & Supplies 1.1%
Republic Services, Inc., Class
A 22,250 4,873,195
Communications Equipment 0.9%
F5, Inc.* 13,550 3,920,422
Construction Materials 1.0%
Amrize Ltd. CHF* 82,575 4,625,852
Consumer Staples Distribution & Retail 4.7%
BJ's Wholesale Club Holdings,
Inc.* 49,300 4,852,106
Casey's General Stores, Inc. 7,250 5,276,985
US Foods Holding Corp.*(a) 118,700 10,945,327
21,074,418
Containers & Packaging 3.4%
AptarGroup, Inc. 52,000 6,553,040
Packaging Corp. of America 41,025 8,706,325
15,259,365
Electric Utilities 2.3%
Alliant Energy Corp.(a) 143,200 10,276,032
Electrical Equipment 2.9%
Hubbell, Inc., Class B 14,900 7,312,026
Regal Rexnord Corp. 31,325 5,865,920
13,177,946
Electronic Equipment, Instruments & Components 3.2%
CDW Corp. 27,900 3,376,458
Keysight Technologies, Inc.* 26,400 7,454,568
Zebra Technologies Corp.,
Class A* 17,025 3,559,587
14,390,613
Energy Equipment & Services 2.2%
Baker Hughes Co., Class A 73,325 4,476,491
SLB Ltd. 103,300 5,308,587
9,785,078
Food Products 1.7%
Archer-Daniels-Midland Co. 102,200 7,428,918
Common Stocks
Shares Value ($)
Ground Transportation 4.3%
CSX Corp. 209,800 8,612,290
Knight-Swift Transportation
Holdings, Inc., Class A 121,800 7,013,244
Landstar System, Inc. 23,100 3,703,161
19,328,695
Health Care Providers & Services 5.5%
Labcorp Holdings, Inc. 42,300 11,286,063
Molina Healthcare, Inc.*(a) 44,200 5,891,860
Quest Diagnostics, Inc. 38,000 7,447,240
24,625,163
Hotels, Restaurants & Leisure 3.4%
Expedia Group, Inc. 18,750 4,329,187
Hilton Worldwide Holdings,
Inc. 16,550 5,032,524
Texas Roadhouse, Inc., Class
A 34,700 5,730,358
15,092,069
Household Durables 1.3%
TopBuild Corp.*(a) 16,925 5,945,753
Insurance 5.6%
American Financial Group, Inc. 41,600 5,312,736
Hartford Insurance Group, Inc.
(The) 56,600 7,654,018
Old Republic International
Corp.(a) 137,500 5,486,250
Willis Towers Watson plc 22,500 6,540,750
24,993,754
IT Services 1.3%
Akamai Technologies, Inc.*(a) 52,200 5,995,170
Life Sciences Tools & Services 2.3%
IQVIA Holdings, Inc.* 26,425 4,506,520
Revvity, Inc.(a) 65,600 5,747,216
10,253,736
Machinery 7.0%
AGCO Corp. 40,000 4,634,800
IDEX Corp. 32,000 6,065,600
Lincoln Electric Holdings, Inc.
(a) 30,600 7,621,848
Toro Co. (The) 64,675 6,043,232
Xylem, Inc. 56,450 6,745,775
31,111,255
Metals & Mining 2.0%
Franco-Nevada Corp. 10,300 2,544,615
Steel Dynamics, Inc. 35,850 6,453,000
8,997,615
Multi-Utilities 1.8%
CMS Energy Corp. 106,800 8,285,544
Oil, Gas & Consumable Fuels 5.0%
Chord Energy Corp. 40,100 5,701,418
Coterra Energy, Inc. 67,900 2,386,006
Devon Energy Corp. 160,900 8,096,488
Expand Energy Corp. 57,700 6,334,306
22,518,218
Personal Care Products 1.1%
Estee Lauder Cos., Inc. (The),
Class A 66,525 4,774,499

NVIT Victory Mid Cap Value Fund - March 31, 2026 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Professional Services 2.6%
CACI International, Inc., Class
A* 10,050 5,465,893
FTI Consulting, Inc.*(a) 34,075 6,023,438
11,489,331
Residential REITs 2.7%
Camden Property Trust 55,100 5,381,066
Equity LifeStyle Properties,
Inc.(a) 105,075 6,558,782
11,939,848
Retail REITs 1.6%
NNN REIT, Inc. 173,200 7,279,596
Semiconductors & Semiconductor Equipment 2.5%
Microchip Technology, Inc.(a) 119,100 7,695,051
MKS, Inc. 14,275 3,280,538
10,975,589
Software 1.6%
Check Point Software
Technologies Ltd.* 18,600 2,657,010
Trimble, Inc.* 69,500 4,533,485
7,190,495
Specialized REITs 1.8%
Lamar Advertising Co., Class
A(a) 62,675 7,938,415
Specialty Retail 5.7%
AutoZone, Inc.* 1,925 6,502,227
Lowe's Cos., Inc. 34,725 8,204,823
Penske Automotive Group,
Inc.(a) 35,900 5,367,768
Williams-Sonoma, Inc. 29,225 5,328,594
25,403,412
Water Utilities 1.6%
American Water Works Co.,
Inc. 51,300 6,981,417
Total Common Stocks
(cost $390,242,887) 432,973,510
Repurchase Agreements 6.1%
Principal
Amount ($)
Bank of America NA,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $11,001,118,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047;
total market value
$11,220,000.(b) 11,000,000 11,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $3,000,304,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
4/30/2026 - 11/15/2052;
total market value
$3,060,000.(b) 3,000,000 3,000,000
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $1,484,080,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$1,513,762.(b) 1,483,930 1,483,930
MetLife, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $2,000,203,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$2,041,024.(b) 2,000,000 2,000,000
Pershing LLC,
3.64%, dated 3/31/2026,
due 4/1/2026, repurchase
price $10,001,011,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2026
- 1/20/2076; total market
value $10,200,001.(b) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $27,483,930) 27,483,930
Total Investments
(cost $417,726,817) — 103.0% 460,457,440
Liabilities in excess of other assets — (3.0)% (13,495,518)
NET ASSETS — 100.0%
$ 446,961,922

20 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Victory Mid Cap Value Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $46,142,441, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $27,483,930 and by $19,071,039 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% - 5.25%, and maturity
dates ranging from 4/15/2026 - 11/15/2054, a total value of
$46,554,969.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $27,483,930.
REIT Real Estate Investment Trust

NVIT Victory Mid Cap Value Fund - March 31, 2026 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

22 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Victory Mid Cap Value Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
As of March 31, 2026, the Fund had no open forward foreign currency contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 432,973,510 $ – $ – $ 432,973,510
Repurchase Agreements – 27,483,930 – 27,483,930
Total $ 432,973,510 $ 27,483,930 $ – $ 460,457,440
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 23
Common Stocks 97.3%
Shares Value ($)
Aerospace & Defense 1.2%
Lockheed Martin Corp. 8,845 5,345,829
Automobiles 1.6%
Tesla, Inc.* 19,657 7,307,490
Banks 2.6%
NU Holdings Ltd., Class A* 328,699 4,723,405
Popular, Inc. 51,936 6,968,253
11,691,658
Biotechnology 2.8%
Alnylam Pharmaceuticals, Inc.* 1,932 639,241
Apellis Pharmaceuticals, Inc.* 42,349 1,703,700
Halozyme Therapeutics, Inc.* 46,833 3,026,817
Incyte Corp.* 50,840 4,785,061
Neurocrine Biosciences, Inc.* 1,000 131,740
Ultragenyx Pharmaceutical,
Inc.* 113,788 2,383,858
12,670,417
Broadline Retail 3.9%
Amazon.com, Inc.* 55,305 11,518,372
Coupang, Inc.* 207,851 3,924,227
Etsy, Inc.* 48,719 2,434,976
17,877,575
Capital Markets 4.0%
Bank of New York Mellon
Corp. (The) 48,568 5,761,622
Interactive Brokers Group,
Inc., Class A 108,556 7,280,851
Jefferies Financial Group, Inc. 69,382 2,863,395
Piper Sandler Cos. 28,432 2,176,469
18,082,337
Communications Equipment 1.8%
Arista Networks, Inc.* 68,488 8,408,957
Construction & Engineering 4.0%
Argan, Inc. 7,167 3,903,506
Comfort Systems USA, Inc. 5,627 7,759,577
EMCOR Group, Inc. 9,122 6,734,864
18,397,947
Construction Materials 1.2%
James Hardie Industries plc,
ADR*(a) 298,002 5,644,158
Consumer Finance 1.3%
Ally Financial, Inc. 147,379 5,781,678
Electrical Equipment 0.9%
Powell Industries, Inc.(a) 6,789 3,673,392
Vicor Corp.* 1,776 285,936
3,959,328
Electronic Equipment, Instruments & Components 0.9%
Jabil, Inc. 15,876 4,217,142
Entertainment 4.3%
Netflix, Inc.* 56,697 5,451,417
ROBLOX Corp., Class A* 44,045 2,491,185
Roku, Inc., Class A* 39,829 3,768,620
Spotify Technology SA* 16,377 7,941,371
19,652,593
Food Products 0.2%
Marzetti Co. (The) 8,191 1,133,061
Common Stocks
Shares Value ($)
Ground Transportation 0.7%
Lyft, Inc., Class A* 167,441 2,226,965
U-Haul Holding Co.*(a) 17,229 823,202
3,050,167
Health Care Equipment & Supplies 0.2%
Lantheus Holdings, Inc.*(a) 15,081 1,143,894
Health Care Providers & Services 0.8%
Molina Healthcare, Inc.*(a) 26,263 3,500,858
Hotels, Restaurants & Leisure 4.3%
Booking Holdings, Inc. 2,244 9,447,958
Domino's Pizza, Inc.(a) 9,434 3,384,825
DraftKings, Inc., Class A*(a) 179,795 3,887,168
Las Vegas Sands Corp. 57,089 3,075,955
19,795,906
Household Durables 0.2%
Cavco Industries, Inc.* 1,533 742,417
Household Products 0.6%
WD-40 Co. 12,584 2,566,381
Independent Power and Renewable Electricity Producers
1.4%
Vistra Corp. 41,832 6,288,605
Industrial Conglomerates 0.5%
3M Co. 15,389 2,234,944
Insurance 1.5%
Everest Group Ltd. 16,136 5,274,052
Oscar Health, Inc., Class A* 149,986 1,720,339
6,994,391
Interactive Media & Services 8.0%
Alphabet, Inc., Class C 85,450 24,512,187
Cargurus, Inc., Class A* 25,667 873,961
Meta Platforms, Inc., Class A 19,206 10,988,329
Reddit, Inc., Class A* 2,862 385,368
36,759,845
IT Services 0.8%
DigitalOcean Holdings, Inc.* 42,023 3,604,733
Leisure Products 0.5%
Polaris, Inc.(a) 37,974 2,069,583
Machinery 1.0%
Allison Transmission Holdings,
Inc. 30,845 3,610,716
Cummins, Inc. 838 450,861
Franklin Electric Co., Inc. 3,748 345,453
4,407,030
Media 0.4%
Trade Desk, Inc. (The), Class
A* 91,017 2,065,176
Oil, Gas & Consumable Fuels 0.7%
Phillips 66 18,653 3,398,203
Passenger Airlines 0.4%
Alaska Air Group, Inc.*(a) 36,747 1,351,555
Southwest Airlines Co. 12,720 477,890
1,829,445
Personal Care Products 0.4%
Estee Lauder Cos., Inc. (The),
Class A 28,360 2,035,397

24 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
Pharmaceuticals 0.7%
Eli Lilly & Co. 3,302 3,037,080
Semiconductors & Semiconductor Equipment 13.8%
Broadcom, Inc. 42,269 13,082,678
KLA Corp. 4,689 6,904,131
Kulicke & Soffa Industries, Inc. 51,331 3,373,473
Lam Research Corp. 53,412 11,412,008
Monolithic Power Systems,
Inc. 356 389,233
NVIDIA Corp. 119,881 20,907,247
Onto Innovation, Inc.* 8,520 1,747,196
QUALCOMM, Inc. 41,508 5,345,400
63,161,366
Software 15.6%
Adobe, Inc.* 26,651 6,478,325
Appfolio, Inc., Class A* 5,983 944,237
Atlassian Corp., Class A* 31,512 2,150,694
Clear Secure, Inc., Class A 65,806 3,185,668
Commvault Systems, Inc.* 5,790 450,983
Docusign, Inc., Class A* 58,646 2,780,407
Dropbox, Inc., Class A*(a) 205,437 4,667,529
Fortinet, Inc.* 89,396 7,305,441
InterDigital, Inc. 6,492 1,960,584
Manhattan Associates, Inc.*(a) 11,004 1,464,852
Microsoft Corp. 65,610 24,286,854
Nutanix, Inc., Class A* 29,705 1,129,087
Palantir Technologies, Inc.,
Class A* 11,092 1,622,538
RingCentral, Inc., Class A(a) 60,116 2,235,714
SentinelOne, Inc., Class A* 219,564 2,827,984
ServiceNow, Inc.* 16,792 1,755,604
Tenable Holdings, Inc.* 161,321 2,728,745
Varonis Systems, Inc., Class
B* 111,548 2,394,936
Zscaler, Inc.* 8,166 1,145,608
71,515,790
Specialty Retail 2.2%
Carvana Co., Class A*(a) 5,549 1,744,495
RH*(a) 11,316 1,582,203
Wayfair, Inc., Class A*(a) 16,731 1,258,338
Williams-Sonoma, Inc. 29,612 5,399,156
9,984,192
Technology Hardware, Storage & Peripherals 10.5%
Apple, Inc. 189,616 48,122,645
Textiles, Apparel & Luxury Goods 1.4%
Deckers Outdoor Corp.* 63,696 6,375,333
Total Common Stocks
(cost $370,850,420) 444,853,551
Repurchase Agreements 3.1%
Principal
Amount ($) Value ($)
Bank of America NA,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $7,000,712,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047;
total market value
$7,140,000.(b) 7,000,000 7,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $1,000,102,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $1,020,000.
(b) 1,000,000 1,000,000
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $6,261,375,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$6,386,602.(b) 6,260,740 6,260,740
Total Repurchase Agreements
(cost $14,260,740) 14,260,740
Total Investments
(cost $385,111,160) — 100.4% 459,114,291
Liabilities in excess of other assets — (0.4)% (1,622,279)
NET ASSETS — 100.0%
$ 457,492,012

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 25
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $28,102,877, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $14,260,740 and by $13,366,201 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.38%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$27,626,941.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $14,260,740.
ADR American Depositary Receipt

26 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
OTC Total return swap contracts outstanding as of March 31, 2026 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
10X Genomics, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 80,122 113,772 113,772
ADMA Biologics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 155,333 21,747 21,747
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 3,142 4,147 4,147
Alnylam
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 7,296 107,835 107,835
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 6,889 95,964 95,964
Appfolio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 10,700 21,400 21,400
Applied
Optoelectronics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 4,657 2,794 2,794
Argan, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 9,722 298,174 298,174
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 16,301 22,332 22,332
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 97 10,021 10,021
Brown & Brown, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 9,183 459 459
Caris Life Sciences,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 34,643 35,682 35,682
Commvault
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 6,865 18,604 18,604
Coupang, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 95,917 59,469 59,469
Dana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 51,945 95,059 95,059
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 8,814 65,752 65,752
Docusign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 38,145 5,722 5,722
Domino's Pizza, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,403 11,000 11,000
DraftKings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 49,212 33,956 33,956

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 27
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 357 13,284 13,284
Equitable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 3,414 4,984 4,984
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 730 4,030 4,030
Floor & Decor
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 69,623 100,953 100,953
Franklin Electric
Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 2,106 3,433 3,433
Houlihan Lokey, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 500 1,585 1,585
Jefferies Financial
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 27,150 55,115 55,115
Kulicke & Soffa
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 12,748 52,713 52,713
Lantheus Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 10,062 27,771 27,771
Las Vegas Sands
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 54,399 122,942 122,942
Lockheed Martin
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 4,201 38,943 38,943
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 84,144 54,694 54,694
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 17,757 47,234 47,234
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 16,164 195,908 195,908
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 698 1,277 1,277
Monolithic Power
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 5,682 528,483 528,483
MYR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 3,535 53,803 53,803
Natera, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 23,727 312,010 312,010
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 7,026 22,343 22,343

28 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 34,788 105,060 105,060
NU Holdings Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 184,083 158,311 158,311
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 10,659 853 853
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 252,750 2,334,985 2,334,985
Oscar Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 58,382 36,197 36,197
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 7,112 7,681 7,681
Piper Sandler Cos. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 39,472 94,338 94,338
Powell Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 1,305 50,621 50,621
QUALCOMM, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 11,827 30,750 30,750
Reddit, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 12,080 127,082 127,082
RH OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 5,075 39,585 39,585
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 55,409 57,902 57,902
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 35,099 163,210 163,210
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 5,423 34,653 34,653
SharkNinja, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 11,321 93,738 93,738
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 60,669 88,577 88,577
StoneX Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 14,976 40,435 40,435
Texas Roadhouse,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 10,636 37,971 37,971
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 116,255 79,053 79,053

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 29
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Tutor Perini Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 17,418 76,988 76,988
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 10,841 17,888 17,888
Varonis Systems,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 106,274 31,882 31,882
Viking Holdings Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 61,916 311,437 311,437
WD-40 Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 2,612 940 940
Zscaler, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 10,373 31,430 31,430
– –
Total unrealized appreciation 6,716,961 6,716,961
– –
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 6,216 (152,416) (152,416)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 12,905 (95,368) (95,368)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 10,179 (61,888) (61,888)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 18,570 (36,769) (36,769)
Applied Digital Corp. Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 14,063 (44,931) (44,931)
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 16,680 (84,234) (84,234)
Arthur J Gallagher
& Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 2,323 (3,090) (3,090)
Avis Budget Group,
Inc.
Increases in total
return of reference
entity
OBFR - 4.02% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 17,313 (178,151) (178,151)
Axon Enterprise, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 5,369 (50,362) (50,362)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.39% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 12,426 (2,283) (2,283)
Bullish Increases in total
return of reference
entity
OBFR - 1.77% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 5,655 (13,911) (13,911)
Calix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 34,893 (14,306) (14,306)
Cargurus, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 17,270 (21,242) (21,242)

30 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Carpenter
Technology Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 6,112 (144,488) (144,488)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 31,422 (30,165) (30,165)
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 44,824 (74,856) (74,856)
Centrus Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 8,939 (45,321) (45,321)
CG oncology, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 37,487 (139,452) (139,452)
Chefs' Warehouse,
Inc. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 37,103 (21,520) (21,520)
Cipher Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 20,913 (17,881) (17,881)
Clear Secure, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 9,258 (2,685) (2,685)
Construction
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 24,700 (127,452) (127,452)
Dianthus
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 6,810 (30,441) (30,441)
Disc Medicine, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 22,124 (69,912) (69,912)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 20,103 (36,185) (36,185)
Duolingo, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 7,478 (33,277) (33,277)
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 50,649 (135,233) (135,233)
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 13,791 (19,997) (19,997)
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 59,044 (128,125) (128,125)
Figure Technology
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 3.02% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 3,845 (12,458) (12,458)
Firefly Aerospace,
Inc.
Increases in total
return of reference
entity
OBFR - 1.27% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 17,473 (84,744) (84,744)
FTAI Aviation Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 9,741 (76,758) (76,758)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 31
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Gitlab, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 5,253 (4,413) (4,413)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 23,531 (34,355) (34,355)
IES Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 3,492 (121,347) (121,347)
Impinj, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 17,256 (114,407) (114,407)
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 6,884 (15,420) (15,420)
Iridium
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 83,775 (90,477) (90,477)
Ivanhoe Electric,
Inc. / US
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 125,109 (131,364) (131,364)
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 21,091 (109,251) (109,251)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 190,138 (60,844) (60,844)
Knife River Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 34,665 (91,516) (91,516)
Knowles Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 38,278 (42,106) (42,106)
Kymera
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 18,155 (69,171) (69,171)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 24,096 (179,274) (179,274)
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 7,086 (6,732) (6,732)
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 4,313 (206,895) (206,895)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 13,458 (169,302) (169,302)
Mercury Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 17,273 (52,683) (52,683)
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 131,596 (167,127) (167,127)
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 9,636 (140,011) (140,011)

32 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 130,025 (72,814) (72,814)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 126,249 (128,864) (128,864)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 16,384 (136,151) (136,151)
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 10,337 (8,270) (8,270)
Palo Alto Networks,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 14,838 (88,583) (88,583)
Planet Labs PBC Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 72,798 (4,368) (4,368)
Plexus Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 3,718 (35,581) (35,581)
Protagonist
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 20,387 (112,740) (112,740)
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 43,554 (6,533) (6,533)
RB Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 26,490 (46,093) (46,093)
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 23,769 (107,911) (107,911)
Rocket Lab Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 7,854 (53,721) (53,721)
Royal Caribbean
Cruises Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 10,203 (156,208) (156,208)
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 19,669 (110,343) (110,343)
Scholar Rock
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 5,800 (35,264) (35,264)
ServiceNow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 69,716 (29,281) (29,281)
ServisFirst
Bancshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 13,399 (9,111) (9,111)
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 9.89% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 21,556 (2,371) (2,371)
Solaris Energy
Infrastructure, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 36,168 (137,077) (137,077)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 33
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 8,728 (80,559) (80,559)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 50,117 (85,700) (85,700)
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 24,390 (3,537) (3,537)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 5,999 (46,732) (46,732)
TG Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 41,716 (71,334) (71,334)
Turning Point
Brands, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 22,805 (14,823) (14,823)
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 170,484 (167,074) (167,074)
Urban Outfitters, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 20,227 (48,949) (48,949)
USA Rare Earth, Inc. Increases in total
return of reference
entity
OBFR - 0.64% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 12,300 (11,132) (11,132)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.77% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 562,022 (140,506) (140,506)
Vera Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 6,078 (12,946) (12,946)
Veracyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 34,485 (61,038) (61,038)
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 1.27% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 337,307 (102,918) (102,918)
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 137,742 (118,458) (118,458)
WisdomTree, Inc. Increases in total
return of reference
entity
OBFR - 0.77% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 48,578 (31,090) (31,090)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 28,931 (32,981) (32,981)
– –
Total unrealized depreciation (6,107,657) (6,107,657)
– –
Net unrealized appreciation 609,304 609,304
Financing Costs of Swap Contracts (4,601) (4,601)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 604,703 604,703
OBFR Overnight Bank Funding Rate

34 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.64%

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 444,853,551 $ – $ – $ 444,853,551
Repurchase Agreements – 14,260,740 – 14,260,740
Total Return Swaps† – 6,716,961 – 6,716,961
Total Assets $ 444,853,551 $ 20,977,701 $ – $ 465,831,252
Liabilities:
Total Return Swaps† $ – $ (6,112,258) $ – $ (6,112,258)
Total Liabilities $ – $ (6,112,258) $ – $ (6,112,258)
Total $ 444,853,551 $ 14,865,443 $ – $ 459,718,994
†
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 6,716,961
Total $ 6,716,961

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 37
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (6,112,258)
Total $ (6,112,258)
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Invesco Small Cap Growth Fund
Common Stocks 95 .2%
Shares Value ($)
Aerospace & Defense 11 .8%
ATI, Inc.* 27,151 3,949,385
Carpenter Technology Corp.(a) 13,694 5,397,490
Curtiss-Wright Corp. 9,048 6,162,774
Embraer SA, ADR-BR 62,130 3,686,794
Karman Holdings, Inc.*(a) 52,139 4,173,727
Kratos Defense & Security
Solutions, Inc.* 24,390 1,719,739
Mercury Systems, Inc.* 46,209 3,369,098
VSE Corp. 15,333 2,827,405
31,286,412
Automobile Components 2 .1%
Dana, Inc. 62,321 2,097,102
Garrett Motion, Inc. 97,993 1,780,533
Patrick Industries, Inc.(a) 15,293 1,698,593
5,576,228
Banks 1 .0%
Ameris Bancorp(a) 34,136 2,662,267
Biotechnology 7 .2%
Arrowhead Pharmaceuticals,
Inc.*(a) 11,954 749,516
Bridgebio Pharma, Inc.*(a) 45,978 3,414,326
Caris Life Sciences, Inc.*(a) 34,618 618,970
Cogent Biosciences, Inc.* 30,538 1,175,408
Halozyme Therapeutics, Inc.* 51,684 3,340,337
Madrigal Pharmaceuticals,
Inc.* 4,889 2,559,245
Mirum Pharmaceuticals, Inc.* 7,171 662,457
Nuvalent, Inc., Class A*(a) 10,136 1,038,433
Protagonist Therapeutics, Inc.* 28,980 3,054,492
Rhythm Pharmaceuticals, Inc.* 9,795 851,871
Twist Bioscience Corp.*(a) 33,821 1,607,174
19,072,229
Building Products 1 .7%
Modine Manufacturing Co.*(a) 21,437 4,645,612
Capital Markets 3 .7%
Evercore, Inc., Class A 11,753 3,508,388
Marex Group plc 51,081 2,277,191
Piper Sandler Cos. 37,514 2,871,697
WisdomTree, Inc.(a) 77,903 1,134,267
9,791,543
Chemicals 0 .6%
Element Solutions, Inc. 43,854 1,497,176
Communications Equipment 1 .0%
Viavi Solutions, Inc.*(a) 84,111 2,799,214
Construction & Engineering 7 .0%
Argan, Inc. 6,170 3,360,491
Construction Partners, Inc.,
Class A*(a) 30,470 3,385,827
Everus Construction Group,
Inc.* 22,300 2,632,738
Primoris Services Corp. 25,410 3,634,646
Sterling Infrastructure, Inc.*(a) 13,542 5,515,250
18,528,952
Consumer Finance 1 .1%
Enova International, Inc.* 21,801 2,961,230
Electrical Equipment 2 .6%
Bloom Energy Corp., Class A* 14,204 1,924,500
Common Stocks
Shares Value ($)
Electrical Equipment
Forgent Power Solutions, Inc.,
Class A* 87,943 2,574,091
Powell Industries, Inc.(a) 4,460 2,413,217
6,911,808
Electronic Equipment, Instruments & Components 8 .8%
Advanced Energy Industries,
Inc.(a) 21,954 7,084,775
Cognex Corp.(a) 27,101 1,327,678
Fabrinet* 11,957 6,235,815
Sanmina Corp.* 20,108 2,606,801
TTM Technologies, Inc.* 61,458 5,987,238
23,242,307
Energy Equipment & Services 3 .4%
Archrock, Inc. 81,222 2,826,525
TechnipFMC plc 88,890 6,144,966
8,971,491
Ground Transportation 1 .2%
Knight-Swift Transportation
Holdings, Inc., Class A 56,425 3,248,951
Health Care Equipment & Supplies 1 .7%
Glaukos Corp.* 13,548 1,458,578
IRhythm Holdings, Inc.* 8,152 962,099
LeMaitre Vascular, Inc. 7,611 830,893
TransMedics Group, Inc.*(a) 11,491 1,142,320
4,393,890
Health Care Providers & Services 7 .4%
Alignment Healthcare, Inc.* 119,124 2,098,965
Billiontoone, Inc., Class A*(a) 7,810 616,522
BrightSpring Health Services,
Inc.*(a) 135,535 5,775,146
Encompass Health Corp. 29,020 2,807,105
GeneDx Holdings Corp., Class
A* 16,137 1,036,318
Guardant Health, Inc.* 52,754 4,872,887
HealthEquity, Inc.* 7,744 647,166
RadNet, Inc.* 32,107 1,794,460
19,648,569
Health Care Technology 0 .4%
HeartFlow, Inc.*(a) 45,914 1,117,088
Hotels, Restaurants & Leisure 1 .2%
Dutch Bros, Inc., Class A*(a) 28,352 1,436,312
Red Rock Resorts, Inc., Class
A(a) 34,582 1,845,296
3,281,608
Independent Power and Renewable Electricity Producers
0 .5%
Talen Energy Corp.* 4,180 1,334,381
Insurance 0 .4%
Palomar Holdings, Inc.* 8,432 1,007,624
Life Sciences Tools & Services 0 .7%
Repligen Corp.* 15,873 1,870,157
Machinery 4 .6%
Atmus Filtration Technologies,
Inc. 22,748 1,291,404
Crane Co. 7,414 1,267,794
ESCO Technologies, Inc. 18,081 5,087,451

NVIT Invesco Small Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Machinery
SPX Technologies, Inc.*(a) 22,375 4,473,657
12,120,306
Metals & Mining 3 .3%
Century Aluminum Co.* 47,601 2,793,703
ERO Copper Corp.* 76,362 2,036,574
MP Materials Corp.*(a) 31,145 1,503,058
Orla Mining Ltd. 143,591 2,316,123
8,649,458
Oil, Gas & Consumable Fuels 1 .6%
Chord Energy Corp. 19,636 2,791,847
Golar LNG Ltd.(a) 24,885 1,346,527
4,138,374
Pharmaceuticals 2 .5%
Axsome Therapeutics, Inc.* 19,728 3,334,427
Ligand Pharmaceuticals,
Inc.*(a) 17,205 3,434,978
6,769,405
Semiconductors & Semiconductor Equipment 12 .9%
Allegro MicroSystems, Inc.*(a) 34,194 1,078,137
Lattice Semiconductor Corp.* 48,763 4,523,256
MACOM Technology Solutions
Holdings, Inc.* 29,394 6,527,526
MKS, Inc. 15,738 3,616,750
Nova Ltd.*(a) 11,000 4,777,080
Onto Innovation, Inc.* 14,271 2,926,554
Rambus, Inc.* 10,078 867,010
SiTime Corp.* 8,938 3,086,738
Tower Semiconductor Ltd.* 39,153 6,870,568
34,273,619
Software 1 .5%
JFrog Ltd.*(a) 43,247 2,029,581
Terawulf, Inc.*(a) 131,260 1,894,082
3,923,663
Specialty Retail 2 .6%
Boot Barn Holdings, Inc.* 19,940 2,918,419
Five Below, Inc.* 17,815 4,070,371
6,988,790
Textiles, Apparel & Luxury Goods 0 .7%
Gildan Activewear, Inc., Class
A 35,826 1,993,717
Total Common Stocks
(cost $186,750,561) 252,706,069
Repurchase Agreements 4 .5%
Principal
Amount ($)
Bank of America NA,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $4,000,407,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047;
total market value
$4,080,000.(b) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $851,501,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$868,531.(b) 851,414 851,414
Citi Global Market, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $7,000,712,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.25% - 4.38%, maturing
11/30/2030 - 5/15/2035;
total market value
$7,140,003.(b) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $11,851,414) 11,851,414
Total Investments
(cost $198,601,975) — 99.7% 264,557,483
Other assets in excess of liabilities — 0.3% 922,967
NET ASSETS — 100.0%
$ 265,480,450
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $52,209,584, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,851,414 and by $38,830,123 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.38%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$50,681,537.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $11,851,414.
ADR American Depositary Receipt
BR Brazil

40 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Invesco Small Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Invesco Small Cap Growth Fund - March 31, 2026 (Unaudited) - Statement of Investments - 41
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 252,706,069 $ – $ – $ 252,706,069
Repurchase Agreements – 11,851,414 – 11,851,414
Total $ 252,706,069 $ 11,851,414 $ – $ 264,557,483
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

42 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Value Fund (formerly, NVIT Multi-Manager Small Cap
Value Fund)
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 0 .1%
Astronics Corp.* 2,635 175,834
Air Freight & Logistics 0 .2%
Hub Group, Inc., Class A(a) 6,513 234,729
Radiant Logistics, Inc.* 15,301 107,872
342,601
Automobile Components 3 .3%
Cooper-Standard Holdings,
Inc.* 24,694 688,222
Dana, Inc. 103,662 3,488,226
Gentherm, Inc.* 1,116 31,002
Holley, Inc.* 8,894 27,305
Lear Corp. 9,807 1,187,431
Stoneridge, Inc.* 26,324 127,145
Strattec Security Corp.*(a) 9,173 718,613
6,267,944
Banks 15 .3%
1st Source Corp. 1,010 69,902
Amerant Bancorp, Inc., Class
A 12,593 277,550
Bank of NT Butterfield & Son
Ltd. (The) 22,847 1,199,011
Bank7 Corp. 1,563 62,332
BankUnited, Inc. 76,007 3,432,476
BayCom Corp.(a) 2,119 62,987
BCB Bancorp, Inc.(a) 8,907 79,985
BOK Financial Corp.(a) 2,995 383,540
Business First Bancshares,
Inc. 8,104 219,132
Byline Bancorp, Inc. 9,255 292,180
Capital City Bank Group, Inc. 5,799 252,025
Central Pacific Financial Corp. 17,044 544,726
Civista Bancshares, Inc.(a) 4,305 98,111
Community Trust Bancorp, Inc. 10,778 654,440
Enterprise Financial Services
Corp. 1,188 64,283
FB Financial Corp. 13,563 704,462
First Bancorp 145,302 3,103,651
First Bank 3,256 52,096
First Business Financial
Services, Inc. 735 39,639
First Financial Corp. 8,764 553,885
First Internet Bancorp 12,261 249,879
FS Bancorp, Inc. 1,571 60,625
Great Southern Bancorp, Inc. 621 39,204
Hanmi Financial Corp. 31,695 835,480
HBT Financial, Inc. 4,749 126,893
Hilltop Holdings, Inc. 58,341 2,089,775
Home Bancorp, Inc. 1,511 91,536
HomeTrust Bancshares, Inc. 6,844 291,897
Independent Bank Corp. 14,139 470,829
Investar Holding Corp.(a) 1,328 36,215
Kearny Financial Corp. 49,587 374,382
Live Oak Bancshares, Inc. 8,012 264,957
Mercantile Bank Corp. 2,999 151,449
Midland States Bancorp, Inc. 26,741 596,592
MVB Financial Corp. 1,423 35,333
National Bank Holdings Corp.,
Class A(a) 15,009 587,752
Northeast Community
Bancorp, Inc. 6,400 152,320
Common Stocks
Shares Value ($)
Banks
Northpointe Bancshares, Inc.
(a) 15,504 267,599
Northrim Bancorp, Inc.(a) 7,804 178,555
OFG Bancorp 48,174 1,949,120
OP Bancorp(a) 3,952 52,562
Origin Bancorp, Inc. 2,985 123,758
PCB Bancorp 2,650 59,598
Peapack-Gladstone Financial
Corp.(a) 8,353 294,109
Primis Financial Corp. 6,863 91,141
Prosperity Bancshares, Inc. 9,518 639,419
RBB Bancorp 8,183 174,871
Red River Bancshares, Inc.(a) 526 47,571
Republic Bancorp, Inc., Class
A 2,204 155,492
Sierra Bancorp 4,175 141,616
SmartFinancial, Inc. 2,244 87,695
South Plains Financial, Inc. 4,721 197,810
Southern First Bancshares,
Inc.* 627 34,171
Texas Capital Bancshares,
Inc.* 26,489 2,513,276
Third Coast Bancshares,
Inc.*(a) 10,520 397,972
Tompkins Financial Corp. 3,676 289,816
TriCo Bancshares 6,205 294,986
Unity Bancorp, Inc. 4,556 236,137
Valley National Bancorp 110,167 1,352,851
WaFd, Inc.(a) 4,786 150,280
Westamerica Bancorp 8,384 437,226
Zions Bancorp NA 5,043 290,578
29,059,740
Biotechnology 4 .0%
Alector, Inc.* 152,582 328,051
Allogene Therapeutics, Inc.* 149,300 364,292
Anika Therapeutics, Inc.* 21,577 312,867
Arcturus Therapeutics
Holdings, Inc.*(a) 10,920 84,302
Caribou Biosciences, Inc.* 39,626 75,289
Cartesian Therapeutics,
Inc.*(a) 13,330 81,980
Design Therapeutics, Inc.* 14,424 153,471
Editas Medicine, Inc.*(a) 91,431 225,835
Entrada Therapeutics, Inc.*(a) 43,566 549,803
Foghorn Therapeutics, Inc.* 13,453 64,305
Inhibrx Biosciences, Inc.*(a) 1,448 97,349
Ironwood Pharmaceuticals,
Inc., Class A* 61,732 216,679
Keros Therapeutics, Inc.*(a) 34,541 381,333
Kura Oncology, Inc.* 76,572 622,530
MacroGenics, Inc.* 54,831 158,462
Myriad Genetics, Inc.* 96,851 435,830
Nurix Therapeutics, Inc.* 16,166 250,573
PMV Pharmaceuticals, Inc.* 45,804 56,797
Prothena Corp. plc* 51,886 504,332
TScan Therapeutics, Inc.* 28,700 28,987
Tyra Biosciences, Inc.*(a) 22,743 871,057
Vanda Pharmaceuticals,
Inc.*(a) 103,551 715,537
Vir Biotechnology, Inc.* 112,684 1,009,649
7,589,310

NVIT Small Cap Value Fund (formerly, NVIT Multi-Manager Small Cap Value Fund) - March 31, 2026 (Unaudited) - Statement of Invest-
ments - 43
Common Stocks
Shares Value ($)
Broadline Retail 0 .1%
1stdibs.com, Inc.*(a) 14,347 78,908
Dillard's, Inc., Class A(a) 289 165,340
244,248
Building Products 0 .3%
Insteel Industries, Inc. 10,771 362,013
JELD-WEN Holding, Inc.*(a) 171,827 213,066
575,079
Capital Markets 0 .3%
MarketAxess Holdings, Inc.(a) 293 48,339
Open Lending Corp.*(a) 32,037 40,046
Silvercrest Asset Management
Group, Inc., Class A 4,610 61,958
StoneX Group, Inc.* 4,901 395,266
545,609
Chemicals 1 .1%
AdvanSix, Inc. 5,278 128,783
Arq, Inc.*(a) 36,211 92,700
Aspen Aerogels, Inc.*(a) 73,239 250,477
Celanese Corp., Class A(a) 5,243 344,832
Core Molding Technologies,
Inc.* 6,640 148,736
Koppers Holdings, Inc. 982 37,984
Kronos Worldwide, Inc.(a) 30,266 198,848
Mativ Holdings, Inc. 27,658 240,625
Orion SA 31,253 203,144
Scotts Miracle-Gro Co. (The)
(a) 6,582 400,251
Stepan Co. 566 28,289
2,074,669
Commercial Services & Supplies 0 .2%
Ennis, Inc.(a) 16,015 343,041
Communications Equipment 0 .9%
Aviat Networks, Inc.* 13,881 313,850
Inseego Corp.*(a) 7,809 86,836
NETGEAR, Inc.* 55,968 1,222,341
Ribbon Communications,
Inc.*(a) 60,033 127,270
1,750,297
Construction & Engineering 2 .5%
Matrix Service Co.* 40,182 461,289
Orion Group Holdings, Inc.* 47,342 516,028
Primoris Services Corp. 3,323 475,322
Tutor Perini Corp. 41,629 3,213,343
4,665,982
Consumer Finance 4 .0%
Bread Financial Holdings, Inc. 48,688 3,646,244
LendingTree, Inc.*(a) 12,326 528,539
PRA Group, Inc.* 53,687 939,523
PROG Holdings, Inc. 55,485 1,591,865
Regional Management Corp. 6,697 215,978
World Acceptance Corp.*(a) 5,059 683,167
7,605,316
Consumer Staples Distribution & Retail 2 .1%
Andersons, Inc. (The) 49,634 3,562,728
Maplebear, Inc.* 11,445 428,730
3,991,458
Containers & Packaging 0 .4%
AptarGroup, Inc. 262 33,017
Common Stocks
Shares Value ($)
Containers & Packaging
Ardagh Metal Packaging SA 159,481 645,898
678,915
Distributors 0 .8%
Gold.com, Inc.(a) 38,728 1,552,218
Diversified Consumer Services 0 .0%
†
Chegg, Inc.* 18,343 13,598
Diversified REITs 0 .1%
Alpine Income Property Trust,
Inc. 12,565 226,170
Diversified Telecommunication Services 0 .4%
ATN International, Inc. 1,359 36,992
Bandwidth, Inc., Class A* 4,758 84,788
IDT Corp., Class B 11,840 581,344
703,124
Electric Utilities 0 .1%
Genie Energy Ltd., Class B 13,311 188,217
Electrical Equipment 0 .9%
Atkore, Inc. 28,044 1,652,072
Electronic Equipment, Instruments & Components 1 .0%
Methode Electronics, Inc. 5,700 31,464
PC Connection, Inc. 10,770 629,614
ScanSource, Inc.* 26,252 952,948
SmartRent, Inc., Class A*(a) 200,434 300,651
1,914,677
Energy Equipment & Services 2 .1%
DMC Global, Inc.* 23,053 120,106
Forum Energy Technologies,
Inc.* 21,064 1,235,614
National Energy Services
Reunited Corp.* 93,707 2,011,889
Oil States International, Inc.* 8,389 97,648
Ranger Energy Services, Inc.,
Class A 30,605 524,570
3,989,827
Entertainment 2 .4%
Playtika Holding Corp.(a) 120,073 333,803
Roku, Inc., Class A* 8,659 819,315
Skillz, Inc., Class A*(a) 13,782 35,695
Sphere Entertainment Co.*(a) 29,065 3,412,231
4,601,044
Financial Services 1 .9%
Compass Diversified Holdings 149,985 1,178,882
Finance of America Cos., Inc.,
Class A*(a) 7,714 128,052
Jackson Financial, Inc., Class
A 329 34,782
Marqeta, Inc., Class A*(a) 154,774 631,478
Pagseguro Digital Ltd., Class A 125,289 1,255,396
Paysafe Ltd.*(a) 55,206 375,953
3,604,543
Food Products 1 .3%
Dole plc 50,566 722,588
Hain Celestial Group, Inc.
(The)*(a) 205,949 143,711
Mission Produce, Inc.*(a) 9,652 132,812
Pilgrim's Pride Corp. 13,019 491,597

44 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Value Fund (formerly, NVIT Multi-Manager Small Cap
Value Fund)
Common Stocks
Shares Value ($)
Food Products
Smithfield Foods, Inc. 34,993 978,754
2,469,462
Gas Utilities 0 .4%
Southwest Gas Holdings, Inc. 8,467 735,782
Ground Transportation 4 .0%
ArcBest Corp. 31,878 3,135,520
Covenant Logistics Group,
Inc., Class A 23,197 629,799
Landstar System, Inc. 5,420 868,880
Lyft, Inc., Class A*(a) 58,999 784,687
U-Haul Holding Co.*(a) 3,930 187,775
Werner Enterprises, Inc.(a) 69,114 2,032,643
7,639,304
Health Care Equipment & Supplies 2 .2%
Accuray, Inc.* 3,877 1,505
Align Technology, Inc.* 2,428 416,232
Dentsply Sirona, Inc.(a) 3,036 35,218
Inogen, Inc.* 39,730 245,531
Omnicell, Inc.*(a) 59,861 1,998,160
OraSure Technologies, Inc.*(a) 117,970 353,910
Orthofix Medical, Inc.*(a) 38,007 435,940
RxSight, Inc.* 14,600 89,936
Varex Imaging Corp.* 63,219 670,754
4,247,186
Health Care Providers & Services 0 .6%
agilon health, Inc.* 1,008 7,973
Aveanna Healthcare Holdings,
Inc.* 8,429 54,283
Cross Country Healthcare,
Inc.*(a) 49,534 465,620
DocGo, Inc.*(a) 73,908 46,495
Fulgent Genetics, Inc.* 37,021 588,634
1,163,005
Health Care REITs 0 .2%
Community Healthcare Trust,
Inc. 22,899 363,865
Health Care Technology 0 .2%
Definitive Healthcare Corp.,
Class A* 54,234 66,708
HealthStream, Inc. 12,553 259,972
326,680
Hotel & Resort REITs 1 .8%
Braemar Hotels & Resorts,
Inc.(a) 45,064 106,351
Chatham Lodging Trust 33,590 264,353
Sunstone Hotel Investors, Inc. 131,479 1,184,626
Xenia Hotels & Resorts, Inc. 124,184 1,841,649
3,396,979
Hotels, Restaurants & Leisure 0 .0%
†
Bloomin' Brands, Inc. 6,400 34,560
Household Durables 2 .6%
Cricut, Inc., Class A(a) 96,441 360,690
Ethan Allen Interiors, Inc.(a) 35,742 795,617
Flexsteel Industries, Inc. 4,314 193,871
GoPro, Inc., Class A*(a) 171,186 131,813
KB Home 13,360 691,380
La-Z-Boy, Inc. 15,092 485,057
Sonos, Inc.* 73,160 980,344
Common Stocks
Shares Value ($)
Household Durables
Taylor Morrison Home Corp.,
Class A* 23,151 1,348,314
4,987,086
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Insurance 7 .2%
American Coastal Insurance
Corp. 9,238 103,927
American Integrity Insurance
Group, Inc. 17,947 346,018
CNO Financial Group, Inc. 55,089 2,261,954
Donegal Group, Inc., Class A 17,301 297,231
Employers Holdings, Inc.(a) 31,598 1,299,942
Fidelis Insurance Holdings Ltd. 88,970 1,700,217
Genworth Financial, Inc.,
Class A* 4,336 35,208
Globe Life, Inc. 264 36,741
Hamilton Insurance Group
Ltd., Class B 15,620 465,945
Heritage Insurance Holdings,
Inc.* 42,577 1,117,646
Hippo Holdings, Inc.*(a) 8,576 223,490
Horace Mann Educators Corp. 2,203 94,024
James River Group Holdings,
Inc. 38,379 241,788
Kemper Corp. 8,686 265,444
Mercury General Corp. 15,808 1,393,475
Octave Specialty Group, Inc.* 57,000 265,050
Reinsurance Group of
America, Inc. 8,166 1,667,171
Selective Insurance Group,
Inc. 448 33,775
Selectquote, Inc.* 67,338 42,389
SiriusPoint Ltd.* 32,316 696,087
Slide Insurance Holdings,
Inc.*(a) 6,275 112,950
United Fire Group, Inc. 12,248 453,911
Universal Insurance Holdings,
Inc. 17,257 589,499
13,743,882
Interactive Media & Services 0 .5%
Match Group, Inc. 12,369 379,852
MediaAlpha, Inc., Class A* 10,300 95,790
Nextdoor Holdings, Inc.*(a) 340,194 476,272
Snap, Inc., Class A* 20,217 92,998
1,044,912
IT Services 0 .2%
Grid Dynamics Holdings, Inc.* 49,003 279,317
Unisys Corp.* 81,974 169,686
449,003
Leisure Products 1 .8%
Callaway Golf Co.*(a) 180,830 2,509,920
Funko, Inc., Class A*(a) 83,290 262,364
Johnson Outdoors, Inc., Class
A(a) 9,233 429,427
MasterCraft Boat Holdings,
Inc.* 1,635 33,534

NVIT Small Cap Value Fund (formerly, NVIT Multi-Manager Small Cap Value Fund) - March 31, 2026 (Unaudited) - Statement of Invest-
ments - 45
Common Stocks
Shares Value ($)
Leisure Products
Polaris, Inc.(a) 2,954 160,993
3,396,238
Life Sciences Tools & Services 1 .9%
10X Genomics, Inc., Class
A*(a) 149,948 3,183,396
Codexis, Inc.*(a) 18,093 29,492
Ginkgo Bioworks Holdings,
Inc.*(a) 25,017 153,354
Maravai LifeSciences
Holdings, Inc., Class A*(a) 41,598 117,722
MaxCyte, Inc.*(a) 102,285 71,855
3,555,819
Machinery 1 .5%
Columbus McKinnon Corp.(a) 14,070 204,437
Graco, Inc. 5,171 437,725
Hyster-Yale, Inc.(a) 19,166 623,087
L B Foster Co., Class A* 1,217 33,955
Manitowoc Co., Inc. (The)* 42,908 499,878
Miller Industries, Inc. 5,691 259,225
Wabash National Corp.(a) 81,902 705,995
2,764,302
Media 0 .9%
Nexxen International Ltd.*(a) 20,328 132,539
PubMatic, Inc., Class A* 81,151 663,815
Scholastic Corp.(a) 23,439 915,527
1,711,881
Metals & Mining 2 .5%
Caledonia Mining Corp. plc(a) 24,902 562,536
Commercial Metals Co. 45,020 2,765,579
Ferroglobe plc 164,552 677,954
Reliance, Inc. 951 289,028
Ryerson Holding Corp. 4,596 103,318
SunCoke Energy, Inc. 19,658 127,974
Worthington Steel, Inc. 7,350 223,072
4,749,461
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Angel Oak Mortgage REIT, Inc. 9,562 78,600
Claros Mortgage Trust, Inc.* 4,600 10,948
Nexpoint Real Estate Finance,
Inc.(a) 6,649 89,562
TPG Mortgage Investment
Trust, Inc. 14,829 108,400
287,510
Multi-Utilities 0 .8%
Avista Corp. 39,321 1,578,345
Office REITs 0 .5%
Easterly Government
Properties, Inc., Class A 46,744 1,001,724
Orion Properties, Inc. 21,606 46,453
1,048,177
Oil, Gas & Consumable Fuels 5 .5%
Amplify Energy Corp.* 12,800 79,872
DHT Holdings, Inc. 150,705 2,753,380
Excelerate Energy, Inc., Class
A(a) 32,750 1,094,505
Granite Ridge Resources, Inc.
(a) 79,851 468,726
Green Plains, Inc.*(a) 113,905 1,873,737
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.* 4,675 292,842
Summit Midstream Corp.* 2,813 85,065
Teekay Tankers Ltd., Class A 27,859 2,042,622
World Kinect Corp.(a) 73,426 1,693,938
10,384,687
Paper & Forest Products 0 .3%
Clearwater Paper Corp.*(a) 25,321 364,116
Magnera Corp.* 27,800 264,378
628,494
Passenger Airlines 1 .8%
Allegiant Travel Co.*(a) 24,986 2,024,865
JetBlue Airways Corp.*(a) 308,693 1,364,423
3,389,288
Personal Care Products 0 .7%
Beauty Health Co. (The)*(a) 3,842 3,419
Herbalife Ltd.* 42,788 629,839
Nature's Sunshine Products,
Inc.* 17,858 428,414
USANA Health Sciences, Inc.* 19,661 343,478
1,405,150
Pharmaceuticals 1 .5%
Arvinas, Inc.* 103,051 1,092,341
BioAge Labs, Inc.*(a) 33,276 581,997
Biote Corp., Class A*(a) 851 1,149
Pacira BioSciences, Inc.*(a) 40,217 908,904
Pliant Therapeutics, Inc.* 50,300 63,378
Septerna, Inc.*(a) 3,857 92,684
SIGA Technologies, Inc.(a) 22,606 120,942
2,861,395
Professional Services 1 .3%
Conduent, Inc.* 190,890 244,339
Franklin Covey Co.*(a) 18,160 286,746
ICF International, Inc. 5,875 383,579
Kelly Services, Inc., Class A 36,296 321,219
Kforce, Inc. 25,461 744,480
Mistras Group, Inc.*(a) 15,655 231,381
Resources Connection, Inc.(a) 55,494 206,993
2,418,737
Real Estate Management & Development 0 .4%
Forestar Group, Inc.*(a) 26,384 644,825
RE/MAX Holdings, Inc., Class
A* 18,111 104,319
Zillow Group, Inc., Class A*(a) 838 34,685
783,829
Residential REITs 0 .4%
American Homes 4 Rent,
Class A 13,220 369,102
NexPoint Residential Trust,
Inc. 14,286 357,150
726,252
Retail REITs 1 .5%
InvenTrust Properties Corp. 53,975 1,644,079
SITE Centers Corp. 95,563 516,040
Whitestone REIT 37,100 599,165
2,759,284
Semiconductors & Semiconductor Equipment 1 .0%
ACM Research, Inc., Class A* 29,986 1,179,949

46 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Value Fund (formerly, NVIT Multi-Manager Small Cap
Value Fund)
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Alpha & Omega
Semiconductor Ltd.* 9,715 215,284
Amkor Technology, Inc. 10 450
Cirrus Logic, Inc.*(a) 3,541 512,100
inTEST Corp.* 1,200 16,380
1,924,163
Software 2 .1%
8x8, Inc.*(a) 59,537 98,831
Arteris, Inc.* 41,081 675,372
Core Scientific, Inc.* 26,194 391,862
CS Disco, Inc.* 24,823 94,824
Docusign, Inc., Class A* 3,699 175,370
Domo, Inc., Class B*(a) 24,283 74,306
eGain Corp.* 29,133 229,859
Expensify, Inc., Class A* 29,284 25,474
N-able, Inc.* 83,742 391,075
Nutanix, Inc., Class A* 5,022 190,886
OneSpan, Inc. 64,669 680,965
Pegasystems, Inc.(a) 6,052 257,573
Rimini Street, Inc.* 39,052 128,091
Telos Corp.* 39,507 165,534
Xperi, Inc.*(a) 62,706 351,154
3,931,176
Specialty Retail 3 .9%
Arko Corp. 85,881 477,498
Citi Trends, Inc.* 12,658 548,345
Designer Brands, Inc., Class
A(a) 50,951 289,911
Genesco, Inc.* 16,145 468,044
Haverty Furniture Cos., Inc. 9,425 199,622
Lands' End, Inc.*(a) 14,903 167,510
Shoe Carnival, Inc.(a) 9,611 149,835
Sleep Number Corp.*(a) 44,525 79,922
Sonic Automotive, Inc., Class
A(a) 28,224 1,935,320
Stitch Fix, Inc., Class A* 205,516 680,258
Wayfair, Inc., Class A* 1,220 91,756
Winmark Corp.(a) 3,626 1,550,296
Zumiez, Inc.* 38,168 845,803
7,484,120
Textiles, Apparel & Luxury Goods 0 .5%
Columbia Sportswear Co. 2,176 119,266
Movado Group, Inc. 29,524 720,976
Superior Group of Cos., Inc. 7,360 74,778
915,020
Trading Companies & Distributors 1 .3%
Alta Equipment Group, Inc. 13,300 71,421
BlueLinx Holdings, Inc.* 12,614 683,427
Boise Cascade Co. 11,334 859,684
Hudson Technologies, Inc.* 39,376 231,531
NPK International, Inc.* 40,919 592,916
2,438,979
Water Utilities 1 .0%
American States Water Co. 12,080 913,490
California Water Service
Group(a) 14,009 635,168
H2O America(a) 4,763 279,445
1,828,103
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 15,752 171,697
Total Common Stocks
(cost $175,952,457) 188,099,346
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreements 5 .1%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $5,000,507,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
4/30/2026 - 11/15/2052;
total market value
$5,100,001.(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $2,000,204,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $2,040,000.
(b) 2,000,000 2,000,000
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $1,758,783,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$1,793,959.(b) 1,758,605 1,758,605

NVIT Small Cap Value Fund (formerly, NVIT Multi-Manager Small Cap Value Fund) - March 31, 2026 (Unaudited) - Statement of Invest-
ments - 47
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $1,000,102,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$1,020,512.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $9,758,605) 9,758,605
Total Investments
(cost $185,717,171) — 104.1% 197,857,951
Liabilities in excess of other assets — (4.1)% (7,777,686)
NET ASSETS — 100.0%
$ 190,080,265
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $29,237,228, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $9,758,605 and by $19,370,660 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.38%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$29,129,265.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $9,758,605.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

48 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Value Fund (formerly, NVIT Multi-Manager Small Cap
Value Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Small Cap Value Fund (formerly, NVIT Multi-Manager Small Cap Value Fund) - March 31, 2026 (Unaudited) - Statement of Invest-
ments - 49
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 175,834 $ – $ – $ 175,834
Air Freight & Logistics 342,601 – – 342,601
Automobile Components 6,267,944 – – 6,267,944
Banks 29,059,739 – – 29,059,739
Biotechnology 7,589,310 – – 7,589,310
Broadline Retail 244,248 – – 244,248
Building Products 575,079 – – 575,079
Capital Markets 545,609 – – 545,609
Chemicals 2,074,669 – – 2,074,669
Commercial Services & Supplies 343,041 – – 343,041
Communications Equipment 1,750,297 – – 1,750,297
Construction & Engineering 4,665,982 – – 4,665,982
Consumer Finance 7,605,316 – – 7,605,316
Consumer Staples Distribution & Retail 3,991,458 – – 3,991,458
Containers & Packaging 678,915 – – 678,915
Distributors 1,552,218 – – 1,552,218
Diversified Consumer Services 13,598 – – 13,598
Diversified REITs 226,170 – – 226,170
Diversified Telecommunication Services 703,124 – – 703,124
Electric Utilities 188,218 – – 188,218
Electrical Equipment 1,652,072 – – 1,652,072
Electronic Equipment, Instruments &
Components 1,914,677 – – 1,914,677
Energy Equipment & Services 3,989,827 – – 3,989,827
Entertainment 4,601,044 – – 4,601,044
Financial Services 3,604,543 – – 3,604,543
Food Products 2,469,463 – – 2,469,463
Gas Utilities 735,782 – – 735,782
Ground Transportation 7,639,303 – – 7,639,303
Health Care Equipment & Supplies 4,247,186 – – 4,247,186
Health Care Providers & Services 1,163,005 – – 1,163,005
Health Care REITs 363,865 – – 363,865
Health Care Technology 326,680 – – 326,680
Hotel & Resort REITs 3,396,979 – – 3,396,979
Hotels, Restaurants & Leisure 34,560 – – 34,560
Household Durables 4,987,086 – – 4,987,086
Independent Power and Renewable
Electricity Producers – – – –
Insurance 13,743,882 – – 13,743,882
Interactive Media & Services 1,044,912 – – 1,044,912
IT Services 449,003 – – 449,003
Leisure Products 3,396,238 – – 3,396,238
Life Sciences Tools & Services 3,555,819 – – 3,555,819
Machinery 2,764,302 – – 2,764,302
Media 1,711,881 – – 1,711,881
Metals & Mining 4,749,461 – – 4,749,461
Mortgage Real Estate Investment Trusts
(REITs) 287,510 – – 287,510
Multi-Utilities 1,578,345 – – 1,578,345
Office REITs 1,048,177 – – 1,048,177
Oil, Gas & Consumable Fuels 10,384,686 – – 10,384,686
Paper & Forest Products 628,494 – – 628,494
Passenger Airlines 3,389,289 – – 3,389,289
Personal Care Products 1,405,150 – – 1,405,150
Pharmaceuticals 2,861,395 – – 2,861,395
Professional Services 2,418,737 – – 2,418,737
Real Estate Management & Development 783,829 – – 783,829
Residential REITs 726,252 – – 726,252
Retail REITs 2,759,284 – – 2,759,284

50 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Value Fund (formerly, NVIT Multi-Manager Small Cap
Value Fund)
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 1,924,163 $ – $ – $ 1,924,163
Software 3,931,176 – – 3,931,176
Specialty Retail 7,484,120 – – 7,484,120
Textiles, Apparel & Luxury Goods 915,020 – – 915,020
Trading Companies & Distributors 2,438,979 – – 2,438,979
Water Utilities 1,828,103 – – 1,828,103
Wireless Telecommunication Services 171,697 – – 171,697
Total Common Stocks $ 188,099,346 $ – $ – $ 188,099,346
Repurchase Agreements – 9,758,605 – 9,758,605
Rights – – – –
Total $ 188,099,346 $ 9,758,605 $ – $ 197,857,951
As of March 31, 2026, the Fund held one common stock investment and one rights investment that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Company Fund - March 31, 2026 (Unaudited) - Statement of Investments - 51
Common Stocks 97 .7%
Shares Value ($)
AUSTRALIA 0 .0%
†
Capital Markets 0 .0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0 .5%
Banks 0 .4%
Bank of NT Butterfield & Son Ltd.
(The) 26,514 1,391,455
Insurance 0 .1%
Hamilton Insurance Group Ltd.,
Class B 14,580 434,921
1,826,376
BRAZIL 1 .3%
Aerospace & Defense 0 .6%
Embraer SA, ADR 37,745 2,239,788
Financial Services 0 .4%
Pagseguro Digital Ltd., Class A 138,005 1,382,810
Metals & Mining 0 .3%
ERO Copper Corp. * 44,285 1,181,081
4,803,679
CAMEROON 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Golar LNG Ltd. (a) 14,222 769,552
CANADA 0 .8%
Metals & Mining 0 .4%
Orla Mining Ltd. 83,916 1,353,565
Oil, Gas & Consumable Fuels 0 .1%
Teekay Tankers Ltd., Class A 5,966 437,427
Textiles, Apparel & Luxury Goods 0 .3%
Gildan Activewear, Inc., Class A 20,755 1,155,016
2,946,008
GERMANY 0 .1%
Chemicals 0 .1%
Orion SA 33,103 215,170
IRELAND 0 .2%
Biotechnology 0 .2%
Prothena Corp. plc * 58,890 572,411
ISRAEL 1 .9%
Semiconductors & Semiconductor Equipment 1 .9%
Nova Ltd. *(a) 6,460 2,805,449
Tower Semiconductor Ltd. * 22,969 4,030,600
6,836,049
JAPAN 0 .2%
Semiconductors & Semiconductor Equipment 0 .2%
Allegro MicroSystems, Inc. *(a) 19,827 625,145
PUERTO RICO 1 .7%
Banks 1 .7%
First Bancorp (a) 170,917 3,650,787
OFG Bancorp 61,143 2,473,846
6,124,633
SOUTH AFRICA 0 .1%
Metals & Mining 0 .1%
Caledonia Mining Corp. plc (a) 15,720 355,115
SWITZERLAND 0 .3%
Automobile Components 0 .3%
Garrett Motion, Inc. 56,815 1,032,329
Common Stocks
Shares Value ($)
THAILAND 1 .1%
Electronic Equipment, Instruments & Components 1 .1%
Fabrinet *(a) 7,255 3,783,628
UNITED KINGDOM 1 .9%
Capital Markets 0 .4%
Marex Group plc 28,368 1,264,645
Energy Equipment & Services 1 .0%
TechnipFMC plc 54,104 3,740,210
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg. S *^∞ 94,500 0
Insurance 0 .5%
Fidelis Insurance Holdings Ltd. 102,363 1,956,157
6,961,012
UNITED STATES 87 .4%
Aerospace & Defense 4 .5%
ATI, Inc. * 15,575 2,265,540
Carpenter Technology Corp. 7,877 3,104,720
Curtiss-Wright Corp. 5,652 3,849,690
Karman Holdings, Inc. *(a) 30,399 2,433,440
Kratos Defense & Security
Solutions, Inc. *(a) 13,979 985,659
Mercury Systems, Inc. *(a) 26,484 1,930,948
VSE Corp. 8,875 1,636,550
16,206,547
Air Freight & Logistics 0 .1%
Hub Group, Inc., Class A (a) 9,234 332,793
Radiant Logistics, Inc. * 18,440 130,002
462,795
Automobile Components 2 .6%
Cooper-Standard Holdings, Inc. * 24,703 688,473
Dana, Inc. 163,169 5,490,636
Lear Corp. 9,086 1,100,133
Patrick Industries, Inc. (a) 8,860 984,080
Stoneridge, Inc. * 27,990 135,192
Strattec Security Corp. *(a) 9,768 765,225
9,163,739
Banks 7 .6%
1st Source Corp. 1,300 89,973
Ameris Bancorp 19,778 1,542,486
Bank7 Corp. 2,940 117,247
BankUnited, Inc. 83,197 3,757,176
BayCom Corp. 2,023 60,134
BCB Bancorp, Inc. (a) 7,431 66,730
BOK Financial Corp. 3,380 432,843
Business First Bancshares, Inc. 7,174 193,985
Byline Bancorp, Inc. 13,352 421,523
Capital City Bank Group, Inc. 6,687 290,617
Central Pacific Financial Corp. 23,426 748,695
Civista Bancshares, Inc. 4,023 91,684
Community Trust Bancorp, Inc. 12,640 767,501
Enterprise Financial Services
Corp. 8,706 471,082
FB Financial Corp. 12,983 674,337
First Bank 1,200 19,200
First Business Financial Services,
Inc. 2,511 135,418
First Financial Corp. 8,506 537,579
First Internet Bancorp 12,771 260,273
FS Bancorp, Inc. 1,550 59,815

52 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Great Southern Bancorp, Inc. 1,834 115,780
Hanmi Financial Corp. 37,728 994,510
HBT Financial, Inc. 6,368 170,153
Hilltop Holdings, Inc. 70,737 2,533,799
Home Bancorp, Inc. 1,500 90,870
HomeTrust Bancshares, Inc. 8,347 356,000
Independent Bank Corp. 16,000 532,800
Kearny Financial Corp. 54,510 411,551
Live Oak Bancshares, Inc. 5,899 195,080
Mercantile Bank Corp. 3,127 157,914
Midland States Bancorp, Inc. 27,947 623,498
MVB Financial Corp. 603 14,972
National Bank Holdings Corp.,
Class A (a) 3,719 145,636
Northeast Community Bancorp,
Inc. 1,660 39,508
Northpointe Bancshares, Inc. 12,450 214,887
Northrim Bancorp, Inc. 16,380 374,774
OP Bancorp 980 13,034
Origin Bancorp, Inc. (a) 3,880 160,865
PCB Bancorp 1,703 38,300
Peapack-Gladstone Financial
Corp. 13,318 468,927
Primis Financial Corp. 6,991 92,840
Prosperity Bancshares, Inc. 11,140 748,385
RBB Bancorp 10,692 228,488
Red River Bancshares, Inc. (a) 200 18,088
Republic Bancorp, Inc., Class A 3,040 214,472
Sierra Bancorp (a) 3,626 122,994
South Plains Financial, Inc. 5,592 234,305
Southern First Bancshares, Inc. * 405 22,073
Texas Capital Bancshares, Inc. * 38,173 3,621,853
Third Coast Bancshares, Inc. * 13,332 504,350
Tompkins Financial Corp. (a) 5,267 415,250
TriCo Bancshares 10,263 487,903
Unity Bancorp, Inc. 6,548 339,383
Valley National Bancorp 97,301 1,194,856
WaFd, Inc. (a) 960 30,144
Westamerica Bancorp 10,585 552,008
Zions Bancorp NA 5,345 307,979
27,526,527
Biotechnology 5 .2%
Alector, Inc. * 149,514 321,455
Allogene Therapeutics, Inc. * 168,750 411,750
Anika Therapeutics, Inc. * 22,292 323,234
Arcturus Therapeutics Holdings,
Inc. * 12,628 97,488
Arrowhead Pharmaceuticals, Inc.
*(a) 6,852 429,620
Bridgebio Pharma, Inc. *(a) 27,786 2,063,387
Caribou Biosciences, Inc. * 51,874 98,561
Caris Life Sciences, Inc. *(a) 19,989 357,403
Cartesian Therapeutics, Inc. * 8,237 50,658
Cogent Biosciences, Inc. * 17,446 671,497
Design Therapeutics, Inc. * 5,300 56,392
Editas Medicine, Inc. * 98,285 242,764
Entrada Therapeutics, Inc. * 46,752 590,010
Foghorn Therapeutics, Inc. * 18,298 87,464
Halozyme Therapeutics, Inc. *(a) 29,622 1,914,469
Inhibrx Biosciences, Inc. * 1,580 106,223
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Ironwood Pharmaceuticals, Inc.,
Class A * 65,247 229,017
Keros Therapeutics, Inc. * 58,566 646,569
Kodiak Sciences, Inc. * 2,643 100,751
Kura Oncology, Inc. * 145,981 1,186,826
MacroGenics, Inc. * 59,471 171,871
Madrigal Pharmaceuticals, Inc. * 2,844 1,488,749
Mirum Pharmaceuticals, Inc. * 4,111 379,774
Myriad Genetics, Inc. * 161,193 725,369
Nurix Therapeutics, Inc. *(a) 15,800 244,900
Nuvalent, Inc., Class A *(a) 5,859 600,255
PMV Pharmaceuticals, Inc. * 24,191 29,997
Protagonist Therapeutics, Inc. * 16,561 1,745,529
Rhythm Pharmaceuticals, Inc. * 5,614 488,250
TScan Therapeutics, Inc. * 33,500 33,835
Twist Bioscience Corp. *(a) 19,387 921,270
Tyra Biosciences, Inc. * 13,785 527,966
Vanda Pharmaceuticals, Inc. * 98,004 677,208
Vir Biotechnology, Inc. * 122,603 1,098,523
19,119,034
Broadline Retail 0 .1%
1stdibs.com, Inc. * 18,425 101,338
Dillard's, Inc., Class A 352 201,382
302,720
Building Products 0 .9%
Insteel Industries, Inc. 14,209 477,564
JELD-WEN Holding, Inc. *(a) 183,171 227,132
Modine Manufacturing Co. * 11,964 2,592,719
3,297,415
Capital Markets 1 .3%
Evercore, Inc., Class A 6,733 2,009,868
Open Lending Corp. * 31,553 39,441
Piper Sandler Cos. 21,748 1,664,809
Silvercrest Asset Management
Group, Inc., Class A 700 9,408
StoneX Group, Inc. * 4,278 345,021
WisdomTree, Inc. (a) 45,218 658,374
4,726,921
Chemicals 0 .7%
Arq, Inc. * 32,028 81,992
Aspen Aerogels, Inc. *(a) 74,300 254,106
Celanese Corp., Class A 5,781 380,216
Core Molding Technologies, Inc. * 7,241 162,198
Element Solutions, Inc. 25,442 868,590
Koppers Holdings, Inc. (a) 1,051 40,653
Kronos Worldwide, Inc. (a) 32,831 215,700
Mativ Holdings, Inc. 23,302 202,727
Scotts Miracle-Gro Co. (The) (a) 6,023 366,259
2,572,441
Commercial Services & Supplies 0 .0%
†
Ennis, Inc. (a) 7,724 165,448
Communications Equipment 1 .0%
Aviat Networks, Inc. * 9,310 210,499
Inseego Corp. *(a) 2,000 22,240
NETGEAR, Inc. * 63,704 1,391,295
Ribbon Communications, Inc. * 82,425 174,741
Viavi Solutions, Inc. *(a) 49,133 1,635,147
3,433,922
Construction & Engineering 4 .3%
Argan, Inc. 3,526 1,920,436

NVIT Multi-Manager Small Company Fund - March 31, 2026 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
UNITED STATES
Construction & Engineering
Construction Partners, Inc., Class
A *(a) 18,287 2,032,051
Everus Construction Group, Inc. * 12,714 1,501,015
Matrix Service Co. * 41,736 479,129
Orion Group Holdings, Inc. * 14,711 160,350
Primoris Services Corp. 19,845 2,838,629
Sterling Infrastructure, Inc. *(a) 7,761 3,160,822
Tutor Perini Corp. 41,230 3,182,544
15,274,976
Consumer Finance 2 .7%
Bread Financial Holdings, Inc. (a) 49,307 3,692,602
Enova International, Inc. * 12,604 1,712,001
LendingTree, Inc. * 13,522 579,823
PRA Group, Inc. * 59,030 1,033,025
PROG Holdings, Inc. 59,793 1,715,461
Regional Management Corp. 9,673 311,954
World Acceptance Corp. *(a) 5,716 771,889
9,816,755
Consumer Staples Distribution & Retail 1 .2%
Andersons, Inc. (The) 53,023 3,805,991
Maplebear, Inc. * 11,677 437,420
4,243,411
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 180,983 732,981
Distributors 0 .4%
Gold.com, Inc. 40,177 1,610,294
Diversified Consumer Services 0 .0%
†
Chegg, Inc. * 62,173 46,089
Diversified REITs 0 .1%
Alpine Income Property Trust, Inc. 12,802 230,436
Diversified Telecommunication Services 0 .2%
ATN International, Inc. 3,231 87,948
Bandwidth, Inc., Class A * 3,112 55,456
IDT Corp., Class B 12,928 634,764
778,168
Electric Utilities 0 .1%
Genie Energy Ltd., Class B 20,225 285,982
Electrical Equipment 1 .6%
Atkore, Inc. 30,790 1,813,838
Bloom Energy Corp., Class A * 8,495 1,150,988
Forgent Power Solutions, Inc.,
Class A * 50,092 1,466,193
Powell Industries, Inc. (a) 2,496 1,350,536
5,781,555
Electronic Equipment, Instruments & Components 3 .4%
Advanced Energy Industries, Inc.
(a) 13,202 4,260,417
Cognex Corp. 15,533 760,962
PC Connection, Inc. 12,706 742,793
Sanmina Corp. * 11,466 1,486,452
ScanSource, Inc. * 28,024 1,017,271
SmartRent, Inc., Class A * 214,275 321,413
TTM Technologies, Inc. * 36,198 3,526,409
12,115,717
Energy Equipment & Services 1 .6%
Archrock, Inc. (a) 48,281 1,680,179
DMC Global, Inc. * 27,705 144,343
Forum Energy Technologies, Inc. * 20,718 1,215,318
Common Stocks
Shares Value ($)
UNITED STATES
Energy Equipment & Services
National Energy Services Reunited
Corp. * 97,940 2,102,771
Oil States International, Inc. * 2,094 24,374
Ranger Energy Services, Inc.,
Class A 34,225 586,617
5,753,602
Entertainment 1 .4%
Playtika Holding Corp. 129,489 359,979
Roku, Inc., Class A * 10,345 978,844
Skillz, Inc., Class A * 2,600 6,734
Sphere Entertainment Co. * 31,054 3,645,740
4,991,297
Financial Services 0 .5%
Compass Diversified Holdings 74,076 582,237
Finance of America Cos., Inc.,
Class A *(a) 6,900 114,540
Jackson Financial, Inc., Class A 71 7,506
Marqeta, Inc., Class A * 166,793 680,515
Paysafe Ltd. * 65,176 443,849
1,828,647
Food Products 0 .8%
Dole plc 58,830 840,681
Hain Celestial Group, Inc. (The)
*(a) 243,371 169,824
Mission Produce, Inc. *(a) 6,350 87,376
Pilgrim's Pride Corp. 16,784 633,764
Smithfield Foods, Inc. 38,388 1,073,712
2,805,357
Gas Utilities 0 .7%
Southwest Gas Holdings, Inc. 27,533 2,392,618
Ground Transportation 2 .6%
ArcBest Corp. (a) 32,932 3,239,192
Covenant Logistics Group, Inc.,
Class A 30,031 815,342
Knight-Swift Transportation
Holdings, Inc., Class A 32,830 1,890,351
Landstar System, Inc. 6,711 1,075,840
Lyft, Inc., Class A * 3,856 51,285
U-Haul Holding Co. *(a) 4,310 205,932
Werner Enterprises, Inc. 65,200 1,917,532
9,195,474
Health Care Equipment & Supplies 2 .0%
Align Technology, Inc. * 2,620 449,147
Dentsply Sirona, Inc. 9,948 115,397
Glaukos Corp. * 7,767 836,195
Inogen, Inc. * 47,221 291,826
IRhythm Holdings, Inc. * 4,673 551,507
LeMaitre Vascular, Inc. 4,363 476,309
Omnicell, Inc. * 63,756 2,128,175
OraSure Technologies, Inc. * 138,591 415,773
Orthofix Medical, Inc. * 40,568 465,315
RxSight, Inc. * 12,707 78,275
TransMedics Group, Inc. *(a) 6,435 639,703
Varex Imaging Corp. * 56,242 596,728
7,044,350
Health Care Providers & Services 3 .6%
agilon health, Inc. * 1,148 9,081
Alignment Healthcare, Inc. * 68,338 1,204,116
Aveanna Healthcare Holdings,
Inc. * 6,359 40,952
Billiontoone, Inc., Class A *(a) 4,554 359,493

54 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Providers & Services
BrightSpring Health Services, Inc.
*(a) 82,046 3,495,980
Cross Country Healthcare, Inc.
*(a) 53,099 499,131
Encompass Health Corp. 17,524 1,695,097
Fulgent Genetics, Inc. * 38,863 617,922
GeneDx Holdings Corp., Class A * 9,543 612,851
Guardant Health, Inc. * 30,731 2,838,622
HealthEquity, Inc. * 4,657 389,185
RadNet, Inc. * 19,014 1,062,692
12,825,122
Health Care REITs 0 .1%
Community Healthcare Trust, Inc. 28,946 459,952
Health Care Technology 0 .3%
Definitive Healthcare Corp., Class
A * 25,529 31,401
HealthStream, Inc. 15,566 322,372
HeartFlow, Inc. *(a) 26,320 640,365
994,138
Hotel & Resort REITs 1 .0%
Braemar Hotels & Resorts, Inc. (a) 56,129 132,464
Chatham Lodging Trust 32,407 255,043
Sunstone Hotel Investors, Inc. 128,510 1,157,875
Xenia Hotels & Resorts, Inc. 149,042 2,210,293
3,755,675
Hotels, Restaurants & Leisure 0 .6%
Bloomin' Brands, Inc. 23,600 127,440
Dutch Bros, Inc., Class A *(a) 17,072 864,868
Red Rock Resorts, Inc., Class A
(a) 20,062 1,070,508
2,062,816
Household Durables 1 .3%
Cricut, Inc., Class A 102,589 383,683
Ethan Allen Interiors, Inc. 40,186 894,540
Flexsteel Industries, Inc. 4,604 206,904
GoPro, Inc., Class A * 199,221 153,400
KB Home 20,051 1,037,639
La-Z-Boy, Inc. 17,720 569,521
Sonos, Inc. *(a) 81,594 1,093,360
Taylor Morrison Home Corp.,
Class A * 4,943 287,880
4,626,927
Independent Power and Renewable Electricity Producers 0 .2%
Talen Energy Corp. * 2,427 774,771
Insurance 3 .6%
American Coastal Insurance Corp. 3,468 39,015
American Integrity Insurance
Group, Inc. 23,328 449,764
CNO Financial Group, Inc. 58,328 2,394,948
Donegal Group, Inc., Class A 18,794 322,881
Employers Holdings, Inc. 34,578 1,422,539
Genworth Financial, Inc., Class A * 25,215 204,746
Heritage Insurance Holdings, Inc. * 49,665 1,303,706
Hippo Holdings, Inc. * 9,452 246,319
James River Group Holdings, Inc. 46,324 291,841
Mercury General Corp. 14,802 1,304,796
Octave Specialty Group, Inc. * 49,566 230,482
Palomar Holdings, Inc. * 5,085 607,658
Reinsurance Group of America,
Inc. 10,733 2,191,249
Common Stocks
Shares Value ($)
UNITED STATES
Insurance
Selectquote, Inc. *(a) 44,683 28,128
SiriusPoint Ltd. * 8,950 192,783
Slide Insurance Holdings, Inc. *(a) 2,689 48,402
United Fire Group, Inc. 15,979 592,182
Universal Insurance Holdings, Inc. 29,401 1,004,338
12,875,777
Interactive Media & Services 0 .3%
Match Group, Inc. 13,208 405,618
MediaAlpha, Inc., Class A * 11,900 110,670
Nextdoor Holdings, Inc. * 360,582 504,815
Snap, Inc., Class A * 22,137 101,830
1,122,933
IT Services 0 .1%
Grid Dynamics Holdings, Inc. *(a) 43,023 245,232
Unisys Corp. * 103,363 213,961
459,193
Leisure Products 1 .0%
Callaway Golf Co. * 198,074 2,749,267
Funko, Inc., Class A * 88,133 277,619
Johnson Outdoors, Inc., Class A 9,289 432,031
MasterCraft Boat Holdings, Inc. * 129 2,646
3,461,563
Life Sciences Tools & Services 1 .6%
10X Genomics, Inc., Class A * 163,069 3,461,956
Codexis, Inc. * 8,530 13,904
Fortrea Holdings, Inc. * 60,434 569,288
Ginkgo Bioworks Holdings, Inc. * 26,600 163,058
Maravai LifeSciences Holdings,
Inc., Class A *(a) 105,934 299,793
MaxCyte, Inc. * 78,628 55,236
Repligen Corp. * 9,348 1,101,381
5,664,616
Machinery 2 .7%
Atmus Filtration Technologies, Inc. 13,033 739,883
Columbus McKinnon Corp. (a) 12,508 181,741
Crane Co. 4,351 744,021
ESCO Technologies, Inc. 10,486 2,950,447
Graco, Inc. 5,800 490,970
Hyster-Yale, Inc. (a) 16,294 529,718
Manitowoc Co., Inc. (The) * 48,631 566,551
Miller Industries, Inc. 3,140 143,027
SPX Technologies, Inc. *(a) 13,693 2,737,778
Wabash National Corp. (a) 88,285 761,017
9,845,153
Media 0 .3%
PubMatic, Inc., Class A * 87,596 716,535
Scholastic Corp. (a) 5,793 226,275
942,810
Metals & Mining 2 .3%
Century Aluminum Co. * 27,283 1,601,239
Commercial Metals Co. 57,704 3,544,756
Ferroglobe plc 184,755 761,191
MP Materials Corp. *(a) 17,440 841,654
Reliance, Inc. 1,387 421,537
Ryerson Holding Corp. 36,372 817,643
SunCoke Energy, Inc. 42,298 275,360
Worthington Steel, Inc. (a) 3,996 121,279
8,384,659
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Angel Oak Mortgage REIT, Inc. 10,560 86,803
Claros Mortgage Trust, Inc. * 4,900 11,662

NVIT Multi-Manager Small Company Fund - March 31, 2026 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
UNITED STATES
Mortgage Real Estate Investment Trusts (REITs)
Nexpoint Real Estate Finance,
Inc. (a) 7,971 107,369
TPG Mortgage Investment Trust,
Inc. 27,611 201,837
407,671
Multi-Utilities 0 .7%
Avista Corp. 61,079 2,451,711
Office REITs 0 .3%
Easterly Government Properties,
Inc., Class A 53,939 1,155,913
Oil, Gas & Consumable Fuels 3 .0%
Amplify Energy Corp. *(a) 19,515 121,774
Chord Energy Corp. 11,250 1,599,525
DHT Holdings, Inc. 143,368 2,619,334
Excelerate Energy, Inc., Class A 40,151 1,341,846
Granite Ridge Resources, Inc. (a) 87,800 515,386
Green Plains, Inc. * 124,114 2,041,675
Par Pacific Holdings, Inc. * 8,153 510,704
Summit Midstream Corp. * 1,455 43,999
World Kinect Corp. 79,210 1,827,375
10,621,618
Paper & Forest Products 0 .2%
Clearwater Paper Corp. *(a) 30,287 435,527
Magnera Corp. * 28,609 272,072
707,599
Passenger Airlines 1 .2%
Allegiant Travel Co. * 33,975 2,753,334
JetBlue Airways Corp. *(a) 385,712 1,704,847
4,458,181
Personal Care Products 0 .3%
Beauty Health Co. (The) * 3,915 3,484
Herbalife Ltd. *(a) 15,112 222,449
Nature's Sunshine Products, Inc. * 20,552 493,043
USANA Health Sciences, Inc. * 21,996 384,270
1,103,246
Pharmaceuticals 1 .9%
Arvinas, Inc. * 86,570 917,642
Axsome Therapeutics, Inc. * 11,636 1,966,717
BioAge Labs, Inc. * 35,625 623,081
Ligand Pharmaceuticals, Inc. *(a) 9,860 1,968,549
Pacira BioSciences, Inc. * 44,640 1,008,864
Septerna, Inc. * 1,838 44,167
SIGA Technologies, Inc. 26,793 143,343
6,672,363
Professional Services 0 .7%
Conduent, Inc. * 226,504 289,925
Franklin Covey Co. *(a) 18,160 286,746
ICF International, Inc. 3,390 221,333
Kelly Services, Inc., Class A 46,818 414,339
Kforce, Inc. 25,698 751,410
Mistras Group, Inc. * 18,669 275,928
Resources Connection, Inc. (a) 62,403 232,763
2,472,444
Real Estate Management & Development 0 .3%
Forestar Group, Inc. *(a) 28,620 699,473
RE/MAX Holdings, Inc., Class A * 16,318 93,992
Zillow Group, Inc., Class A *(a) 3,255 134,724
928,189
Residential REITs 0 .2%
American Homes 4 Rent, Class A 11,748 328,004
Common Stocks
Shares Value ($)
UNITED STATES
Residential REITs
NexPoint Residential Trust, Inc. 14,358 358,950
686,954
Retail REITs 1 .0%
InvenTrust Properties Corp. 63,355 1,929,793
SITE Centers Corp. (a) 158,799 857,515
Whitestone REIT 44,529 719,143
3,506,451
Semiconductors & Semiconductor Equipment 4 .1%
ACM Research, Inc., Class A * 32,523 1,279,780
Alpha & Omega Semiconductor
Ltd. * 10,260 227,362
Cirrus Logic, Inc. *(a) 3,469 501,687
inTEST Corp. * 1,300 17,745
Lattice Semiconductor Corp. * 28,635 2,656,183
MACOM Technology Solutions
Holdings, Inc. * 17,548 3,896,883
MKS, Inc. 9,168 2,106,898
Onto Innovation, Inc. * 8,336 1,709,464
Rambus, Inc. * 5,887 506,459
SiTime Corp. * 5,221 1,803,072
14,705,533
Software 1 .8%
8x8, Inc. *(a) 18,100 30,046
Arteris, Inc. * 44,400 729,936
Core Scientific, Inc. * 17,510 261,950
CS Disco, Inc. * 21,438 81,893
Docusign, Inc., Class A * 4,050 192,011
Domo, Inc., Class B * 77,437 236,957
eGain Corp. * 23,963 189,068
Expensify, Inc., Class A * 10,500 9,134
JFrog Ltd. *(a) 25,658 1,204,130
N-able, Inc. * 90,167 421,080
Nutanix, Inc., Class A * 5,216 198,260
OneSpan, Inc. 70,699 744,460
Pegasystems, Inc. 6,511 277,108
Rimini Street, Inc. * 47,653 156,302
Telos Corp. * 30,518 127,870
Terawulf, Inc. *(a) 77,420 1,117,171
Xperi, Inc. *(a) 75,219 421,226
6,398,602
Specialty Retail 3 .7%
Arko Corp. 86,800 482,608
Boot Barn Holdings, Inc. * 11,530 1,687,531
Citi Trends, Inc. * 14,677 635,808
Designer Brands, Inc., Class A 52,508 298,771
Five Below, Inc. * 10,329 2,359,969
Genesco, Inc. * 18,920 548,491
Haverty Furniture Cos., Inc. 14,431 305,649
Lands' End, Inc. * 16,444 184,831
Shoe Carnival, Inc. 6,924 107,945
Sleep Number Corp. * 52,840 94,848
Sonic Automotive, Inc., Class A (a) 32,524 2,230,170
Stitch Fix, Inc., Class A *(a) 244,081 807,908
Wayfair, Inc., Class A * 1,956 147,111
Winmark Corp. (a) 6,148 2,628,576
Zumiez, Inc. *(a) 42,022 931,208
13,451,424
Textiles, Apparel & Luxury Goods 0 .2%
Movado Group, Inc. 30,660 748,717
Superior Group of Cos., Inc. 6,808 69,169
817,886

56 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Trading Companies & Distributors 0 .3%
Alta Equipment Group, Inc. 7,300 39,201
BlueLinx Holdings, Inc. *(a) 9,064 491,088
Boise Cascade Co. 1,680 127,428
Hudson Technologies, Inc. * 33,800 198,744
NPK International, Inc. * 11,235 162,795
1,019,256
Water Utilities 0 .6%
American States Water Co. 14,191 1,073,123
California Water Service Group 16,420 744,483
H2O America (a) 2,940 172,490
1,990,096
Wireless Telecommunication Services 0 .0%
†
Spok Holdings, Inc. 14,970 163,173
313,879,633
Total Common Stocks
(cost $280,951,696) 350,730,740
Rights 0 .0%
†
Number of
Rights
UNITED STATES 0 .0%
†
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 4 .3%
Principal
Amount ($)
Bank of America NA, 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$9,000,915, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047; total
market value $9,180,000.(b) 9,000,000 9,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026, due
4/1/2026, repurchase price
$1,000,102, collateralized
by U.S. Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $1,020,000.(b) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.65%, dated
3/31/2026, due 4/1/2026,
repurchase price $5,459,848,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
7/28/2026 - 11/20/2075; total
market value $5,569,045.(b) 5,459,295 5,459,295
Total Repurchase Agreements
(cost $15,459,295) 15,459,295
Total Investments
(cost $296,423,066) — 102.0% 366,190,035
Liabilities in excess of other assets — (2.0)% (7,354,327)
NET ASSETS — 100.0%
$358,835,708
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $44,991,277, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $15,459,295 and by $28,598,632 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.38%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$44,057,927.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $15,459,295.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Company Fund - March 31, 2026 (Unaudited) - Statement of Investments - 57
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

58 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Multi-Manager Small Company Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 18,446,335 $ – $ – $ 18,446,335
Air Freight & Logistics 462,795 – – 462,795
Automobile Components 10,196,068 – – 10,196,068
Banks 35,042,614 – – 35,042,614
Biotechnology 19,691,445 – – 19,691,445
Broadline Retail 302,720 – – 302,720
Building Products 3,297,415 – – 3,297,415
Capital Markets 5,991,567 – – 5,991,567
Chemicals 2,787,610 – – 2,787,610
Commercial Services & Supplies 165,448 – – 165,448
Communications Equipment 3,433,922 – – 3,433,922
Construction & Engineering 15,274,976 – – 15,274,976
Consumer Finance 9,816,755 – – 9,816,755
Consumer Staples Distribution & Retail 4,243,411 – – 4,243,411
Containers & Packaging 732,981 – – 732,981
Distributors 1,610,294 – – 1,610,294
Diversified Consumer Services 46,089 – – 46,089
Diversified REITs 230,436 – – 230,436
Diversified Telecommunication Services 778,168 – – 778,168
Electric Utilities 285,982 – – 285,982
Electrical Equipment 5,781,555 – – 5,781,555
Electronic Equipment, Instruments &
Components 15,899,345 – – 15,899,345
Energy Equipment & Services 9,493,812 – – 9,493,812
Entertainment 4,991,297 – – 4,991,297
Financial Services 3,211,458 – – 3,211,458
Food Products 2,805,357 – – 2,805,357
Gas Utilities 2,392,618 – – 2,392,618
Ground Transportation 9,195,474 – – 9,195,474
Health Care Equipment & Supplies 7,044,350 – – 7,044,350
Health Care Providers & Services 12,825,122 – – 12,825,122
Health Care REITs 459,952 – – 459,952
Health Care Technology 994,138 – – 994,138
Hotel & Resort REITs 3,755,675 – – 3,755,675
Hotels, Restaurants & Leisure 2,062,816 – – 2,062,816
Household Durables 4,626,927 – – 4,626,927
Independent Power and Renewable
Electricity Producers 774,771 – – 774,771
Insurance 15,266,855 – – 15,266,855
Interactive Media & Services 1,122,933 – – 1,122,933
IT Services 459,193 – – 459,193
Leisure Products 3,461,563 – – 3,461,563
Life Sciences Tools & Services 5,664,616 – – 5,664,616
Machinery 9,845,153 – – 9,845,153
Media 942,810 – – 942,810
Metals & Mining 11,274,420 – – 11,274,420
Mortgage Real Estate Investment Trusts
(REITs) 407,671 – – 407,671
Multi-Utilities 2,451,711 – – 2,451,711
Office REITs 1,155,913 – – 1,155,913
Oil, Gas & Consumable Fuels 11,828,597 – – 11,828,597
Paper & Forest Products 707,599 – – 707,599
Passenger Airlines 4,458,181 – – 4,458,181
Personal Care Products 1,103,246 – – 1,103,246
Pharmaceuticals 6,672,363 – – 6,672,363
Professional Services 2,472,444 – – 2,472,444
Real Estate Management & Development 928,189 – – 928,189
Residential REITs 686,954 – – 686,954
Retail REITs 3,506,451 – – 3,506,451

NVIT Multi-Manager Small Company Fund - March 31, 2026 (Unaudited) - Statement of Investments - 59
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 22,166,727 $ – $ – $ 22,166,727
Software 6,398,602 – – 6,398,602
Specialty Retail 13,451,424 – – 13,451,424
Textiles, Apparel & Luxury Goods 1,972,902 – – 1,972,902
Trading Companies & Distributors 1,019,256 – – 1,019,256
Water Utilities 1,990,096 – – 1,990,096
Wireless Telecommunication Services 163,173 – – 163,173
Total Common Stocks $ 350,730,740 $ – $ – $ 350,730,740
Repurchase Agreements – 15,459,295 – 15,459,295
Rights – – – –
Total $ 350,730,740 $ 15,459,295 $ – $ 366,190,035
As of March 31, 2026, the Fund held two common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

60 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Real Estate Fund
Common Stocks 94 .4%
Shares Value ($)
Diversified REITs 8 .2%
Essential Properties Realty
Trust, Inc. 159,266 4,835,316
Global Net Lease, Inc. 315,875 2,956,590
WP Carey, Inc. 133,720 9,087,611
16,879,517
Health Care Providers & Services 1 .6%
Brookdale Senior Living, Inc.* 241,663 3,305,950
Health Care REITs 20 .2%
American Healthcare REIT,
Inc. 103,060 4,860,310
CareTrust REIT, Inc. 143,927 5,274,924
Ventas, Inc. 53,938 4,411,050
Welltower, Inc. 136,421 26,971,796
41,518,080
Hotel & Resort REITs 1 .7%
Pebblebrook Hotel Trust 157,234 1,985,865
Xenia Hotels & Resorts, Inc. 101,297 1,502,235
3,488,100
Hotels, Restaurants & Leisure 2 .3%
Hilton Worldwide Holdings,
Inc. 10,457 3,179,764
Marriott International, Inc.,
Class A 4,499 1,471,488
4,651,252
Industrial REITs 14 .2%
EastGroup Properties, Inc. 20,395 3,774,911
LXP Industrial Trust 36,027 1,666,609
Prologis, Inc. 179,363 23,708,201
29,149,721
Office REITs 1 .2%
COPT Defense Properties 78,614 2,405,588
Common Stocks
Shares Value ($)
Residential REITs 10 .8%
Centerspace 32,875 1,888,669
Essex Property Trust, Inc. 23,864 5,775,088
Mid-America Apartment
Communities, Inc. 34,600 4,225,352
Sun Communities, Inc. 53,376 6,723,241
UDR, Inc. 105,040 3,548,251
22,160,601
Retail REITs 13 .6%
Acadia Realty Trust 151,558 2,897,789
Macerich Co. (The) 169,598 3,205,402
Realty Income Corp. 33,750 2,064,825
Regency Centers Corp. 76,168 5,762,871
Simon Property Group, Inc. 70,325 13,117,722
Tanger, Inc. 28,281 960,989
28,009,598
Specialized REITs 20 .6%
Digital Realty Trust, Inc. 34,701 6,253,467
Equinix, Inc. 21,369 20,946,749
National Storage Affiliates
Trust 64,621 2,438,797
Outfront Media, Inc. 129,600 3,434,400
Public Storage 33,788 9,152,493
42,225,906
Total Investments
(cost $145,270,450) — 94.4% 193,794,313
Other assets in excess of liabilities — 5.6% 11,487,912
NET ASSETS — 100.0%
$ 205,282,225
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

NVIT Real Estate Fund - March 31, 2026 (Unaudited) - Statement of Investments - 61
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 193,794,313 $ – $ – $ 193,794,313
Total $ 193,794,313 $ – $ – $ 193,794,313
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT DoubleLine Total Return Tactical Fund - March 31, 2026 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 11.3%
Principal
Amount ($) Value ($)
Airlines 0.7%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 465,165 443,872
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 87,836 86,035
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 250,888 249,346
779,253
Automobiles 0.3%
Exeter Automobile
Receivables Trust, Series
2025-1A, Class A3, 4.67%,
8/15/2028 170,030 170,201
Stellantis Financial
Underwritten Enhanced
Lease Trust, Series 2025-
CA, Class C, 4.44%,
8/20/2030(a) 100,000 99,247
269,448
Equipment Loans & Leases 0.1%
MetroNet Infrastructure Issuer
LLC, Series 2026-1A, Class
A2, 5.27%, 4/20/2056(a) 100,000 100,044
Home Equity 2.5%
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 4.15%,
4/25/2037(b) 364,082 235,719
J.P. Morgan Mortgage
Acquisition Trust, Series
2006-RM1, Class A5,
4.27%, 8/25/2036(b) 1,494,499 653,715
Long Beach Mortgage Loan
Trust, Series 2006-6, Class
2A4, 4.29%, 7/25/2036(b) 1,605,135 652,143
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
4.21%, 5/25/2037(b) 551,473 538,703
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 687,679
2,767,959
Other 7.3%
Acrec Fl LLC, Series 2025-
FL3, Class A, 4.99%,
8/18/2042(a)(b) 100,000 99,887
AMSR Trust, Series 2024-
SFR1, Class B, 4.29%,
7/17/2041(a)(c) 746,000 727,651
AREIT Ltd., Series 2025-
CRE10, Class A, 5.07%,
12/17/2029(a)(b) 100,000 99,934
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Brsp Ltd., Series 2026-
FL3, Class A, 5.13%,
8/19/2043(a)(b) 100,000 100,030
BXMT Ltd., Series 2026-
FL6, Class A, 5.13%,
8/19/2043(a)(b) 100,000 99,950
CIFC Funding Ltd., Series
2025-7A, Class D1, 6.30%,
1/22/2039(a)(b) 500,000 492,901
DataBank Issuer II LLC,
Series 2025-1A, Class A2,
5.18%, 9/27/2055(a) 100,000 97,001
FS Rialto Issuer LLC, Series
2026-FL11, Class A, 5.13%,
1/19/2044(a)(b) 100,000 100,008
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 173,042
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 971,046 880,963
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 570,631 515,487
Invesco CLO Ltd., Series
2021-3A, Class DR, 6.77%,
10/22/2034(a)(b) 500,000 484,295
KREF Ltd., Series 2021-
FL2, Class A, 4.86%,
2/15/2039(a)(b) 24,691 24,690
LCM XV LP, Series 15A, Class
DR, 7.63%, 7/20/2030(a)(b) 91,048 91,088
LoanCore Issuer LLC, Series
2025-CRE8, Class A,
5.06%, 8/17/2042(a)(b) 100,000 99,932
MF1 LLC
Series 2025-FL17, Class A,
5.00%, 2/18/2040(a)(b) 100,000 100,022
Series 2026-FL21, Class
ASFX, 5.12%, 2/18/2041(a) 100,000 99,496
MF1 Ltd., Series 2022-
FL8, Class A, 5.03%,
2/19/2037(a)(b) 3,749 3,749
Octagon Investment Partners
51 Ltd., Series 2021-
1A, Class AR, 4.66%,
7/20/2034(a)(b) 500,000 498,660
PFP Ltd., Series 2026-
13, Class A, 5.18%,
8/18/2043(a)(b) 100,000 100,082
Point Au Roche Park CLO
Ltd., Series 2021-1A, Class
AR, 4.83%, 1/20/2039(a)(b) 500,000 498,123
Progress Residential Trust,
Series 2022-SFR3, Class A,
3.20%, 4/17/2039(a) 465,863 459,048
QTS Issuer ABS I LLC, Series
2025-1A, Class B, 5.93%,
5/25/2055(a) 100,000 97,777

2 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
5.12%, 10/20/2030(a)(b) 62 63
Scalelogix Abs Us Issuer LLC,
Series 2025-1A, Class B,
6.16%, 7/25/2055(a) 150,000 147,385
Stack Infrastructure Issuer
LLC, Series 2025-1A, Class
A2, 5.00%, 5/25/2050(a) 100,000 98,529
STWD Ltd., Series 2021-
FL2, Class A, 4.99%,
4/18/2038(a)(b) 10,367 10,364
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 396,978 382,965
TRTX Issuer Ltd., Series
2022-FL5, Class A, 5.33%,
2/15/2039(a)(b) 50,959 50,951
Vibrant CLO XR Ltd., Series
2018-10RA, Class C1,
8.67%, 4/20/2036(a)(b) 500,000 501,704
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 333,896 306,452
Voya CLO Ltd., Series 2023-
1A, Class A1R, 4.88%,
1/20/2039(a)(b) 500,000 498,916
7,941,145
Student Loan 0.4%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 461,057 446,944
Total Asset-Backed Securities
(cost $14,193,556)
12,304,793
Collateralized Mortgage Obligations 27.7%
Alternative Loan Trust, Series
2005-64CB, Class 1A12,
4.59%, 12/25/2035(b) 677,670 567,693
Angel Oak Mortgage Trust
Series 2025-6, Class M1A,
6.33%, 4/25/2070(a)(b) 900,000 909,105
Series 2025-13, Class M1,
5.74%, 10/25/2070(a)(b) 700,000 694,171
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
4.27%, 2/25/2036(b) 3 3
BRAVO Residential Funding
Trust, Series 2025-
NQM9, Class M1, 6.02%,
9/25/2065(a)(b) 1,000,000 998,792
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1 0
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,016,355 411,304
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(b) 673,272 668,997
FHLMC REMICS
Series 5004, Class LS, IO,
2.37%, 7/25/2050(b) 2,122,411 255,079
Series 5009, Class ZN,
3.50%, 7/25/2050 1,527,494 1,039,183
Series 5025, Class GB,
1.50%, 10/25/2050 1,626,000 1,066,369
Series 375, Class C1, IO,
2.50%, 1/25/2051 2,155,195 337,285
Series 5129, Class TZ,
2.50%, 8/25/2051 2,024,404 972,613
Series 5131, Class IG, IO,
3.50%, 8/25/2051 1,529,818 273,201
Series 5198, Class KZ,
2.00%, 2/25/2052 1,768,270 1,093,182
Series 5460, Class AN,
5.00%, 2/25/2054 594,000 595,534
Series 5524, Class FB,
4.86%, 4/25/2055(b) 919,874 917,991
FHLMC STACR REMIC Trust,
Series 2024-DNA3, Class
M2, 5.11%, 10/25/2044(a)
(b) 465,671 465,382
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2028(a)(b) 1,000,000 988,105
FNMA REMICS
Series 2025-35, Class KY,
3.50%, 4/25/2046 1,155,000 1,047,807
Series 2020-77, Class S,
IO, 0.49%, 11/25/2050(b) 5,032,624 215,871
Series 2023-36, Class , IO,
2.50%, 10/25/2052 1,811,302 278,158
Series 2026-23, Class BA,
4.00%, 8/25/2053 1,263,000 1,227,699
Series 2024-73, Class AL,
5.00%, 1/25/2054 1,768,000 1,771,330
Series 2025-108, Class MC,
4.50%, 5/25/2055 1,719,353 1,694,900
Series 2025-102, Class EP,
4.50%, 12/25/2055 1,202,687 1,185,519
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 655,775
GNMA REMICS
Series 2019-84, Class SA,
IO, 2.81%, 7/20/2049(b) 3,303,994 34,070
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 5,796,840 816,911
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 2,368,241 344,508
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 2,691,546 376,058
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,244,249 366,835

NVIT DoubleLine Total Return Tactical Fund - March 31, 2026 (Unaudited) - Statement of Investments - 3
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 3,133,341 503,417
Series 2025-208, Class MF,
4.67%, 12/20/2055(b) 851,569 853,355
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 4.15%,
7/25/2047(b) 560,531 377,069
J.P. Morgan Mortgage Trust
Series 2026-NQM1, Class
A3, 5.15%, 6/25/2066(a)(c) 588,675 582,772
Series 2026-VIS1, Class
M1, 5.50%, 6/25/2066(a)(b) 500,000 491,701
New Residential Mortgage
Loan Trust
Series 2021-NQ1R, Class
M1, 2.27%, 7/25/2055(a)(b) 550,000 466,177
Series 2025-NQM5, Class
A3, 5.46%, 8/25/2065(a)(c) 189,878 188,943
Series 2025-NQM5, Class
M1, 6.09%, 8/25/2065(a)(b) 285,000 282,880
PRPM Trust, Series 2025-
NQM5, Class M1, 5.90%,
10/25/2070(a)(b) 500,000 496,928
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 763,865 637,781
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 501,390
Series 2024-R1, Class M1,
5.90%, 9/25/2069(a)(b) 1,000,000 997,199
Series 2026-1, Class M1,
5.67%, 1/25/2071(a)(b) 500,000 494,014
Series 2026-2, Class M1,
5.38%, 2/25/2071(a)(b) 1,087,000 1,061,320
Total Collateralized Mortgage Obligations
(cost $30,634,898)
30,204,376
Commercial Mortgage-Backed Securities 8.6%
BANK
Series 2020-BN30,
Class XB, IO, 0.72%,
12/15/2053(b) 3,036,000 86,512
Series 2017-BNK6, Class
XA, IO, 0.74%, 7/15/2060(b) 3,337,296 21,144
Series 2018-BN10, Class
XA, IO, 0.68%, 2/15/2061(b) 2,626,394 26,442
Series 2018-BN13, Class B,
4.56%, 8/15/2061(b) 100,000 95,416
BANK5, Series 2024-
5YR12, Class A3, 5.90%,
12/15/2057(b) 100,000 103,842
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.02%, 2/15/2053(b) 1,849,905 57,929
Series 2021-C12, Class XA,
IO, 0.92%, 11/15/2054(b) 2,634,417 94,971
Series 2022-C18, Class XD,
IO, 2.17%, 12/15/2055(a)(b) 1,000,000 130,920
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2023-5C23, Class
A3, 6.68%, 12/15/2056(b) 100,000 104,633
Series 2024-5C25, Class
AS, 6.36%, 3/15/2057(b) 59,000 61,180
Series 2025-5C37, Class
A3, 5.02%, 9/15/2058 49,000 49,576
Series 2025-5C38, Class
A3, 5.15%, 11/15/2058 51,000 51,797
Series 2026-5C40, Class
AS, 5.53%, 2/15/2059(b) 85,000 86,142
Series 2025-C32, Class XA,
IO, 1.13%, 2/15/2062(b) 998,231 80,059
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.66%, 9/15/2053(b) 1,092,261 47,307
Series 2021-B27, Class XA,
IO, 1.23%, 7/15/2054(b) 1,935,188 85,702
Series 2025-V14, Class AM,
6.09%, 4/15/2057(b) 175,000 180,658
Series 2024-V8, Class A1,
5.51%, 7/15/2057 76,931 77,881
Series 2025-V19, Class A3,
5.25%, 1/15/2058 100,000 101,996
Series 2025-V16, Class A3,
5.44%, 8/15/2058(b) 100,000 102,649
Series 2025-V17, Class A3,
5.07%, 9/15/2058 48,000 48,607
Series 2025-V18, Class A3,
5.18%, 10/15/2058 100,000 101,829
Series 2026-V20, Class B,
5.69%, 2/15/2059(b) 100,000 101,380
Series 2026-V21, Class A3,
5.13%, 3/15/2059 59,000 59,787
BMO Mortgage Trust
Series 2024-5C7, Class AS,
5.89%, 11/15/2057(b) 50,000 50,818
Series 2025-5C12, Class
AS, 5.56%, 10/15/2058 49,000 50,029
Series 2025-5C13, Class
AS, 5.58%, 12/15/2058 150,000 151,313
BSTN Commercial Mortgage
Trust, Series 2025-
HUB, Class A, 4.57%,
4/13/2041(a)(b) 100,000 99,872
BX Commercial Mortgage
Trust
Series 2024-MF, Class D,
6.36%, 2/15/2039(a)(b) 88,545 88,518
Series 2026-XL6, Class A,
4.87%, 3/15/2043(a)(b) 50,000 49,875
Series 2026-ALOHA, Class
C, 5.40%, 4/15/2043(a)(b) 40,000 40,000
BXMT Ltd., Series 2021-
FL4, Class A, 5.09%,
5/15/2038(a)(b) 51,970 51,775
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
0.87%, 11/13/2050(b) 4,093,558 39,495
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.14%,
5/10/2058(b) 248,200 2

4 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
COMM Mortgage Trust, Series
2016-COR1, Class B,
3.90%, 10/10/2049 100,000 93,056
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.66%, 1/15/2049(b) 199,968 2
Series 2017-CX10,
Class XA, IO, 0.84%,
11/15/2050(b) 4,927,837 53,833
CSMC, Series 2021-
B33, Class A1, 3.05%,
10/10/2043(a) 81,726 77,441
CSMC Trust, Series 2017-
CALI, Class F, 3.61%,
11/10/2032(a)(b) 250,000 23,195
CSTL Commercial Mortgage
Trust, Series 2026-
GATE3, Class C, 5.13%,
2/10/2043(a)(b) 40,000 39,164
ELP Commercial Mortgage
Trust, Series 2025-
ELP, Class D, 5.07%,
11/13/2042(a)(b) 100,000 98,637
Extended Stay America Trust,
Series 2026-ESH2, Class A,
4.87%, 2/15/2043(a)(b) 99,068 99,068
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.46%, 5/25/2030(b) 878,084 837,448
Series 2020-M7, Class X2,
IO, 1.24%, 3/25/2031(b) 5,086,877 177,829
Series 2022-M5, Class X,
IO, 0.59%, 1/1/2034(b) 13,031,000 350,332
FS Trust, Series 2026-
HULA, Class A, 5.13%,
3/15/2041(a)(b) 50,000 49,984
GGP, Series 2026-TY, Class
A, 4.67%, 3/5/2043(a)(b) 40,000 39,514
GNMA REMICS
Series 2021-35, Class , IO,
1.03%, 12/16/2062(b) 4,053,206 286,391
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,507,788 238,638
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,088,585 350,325
Series 2021-79, Class , IO,
0.87%, 8/16/2063(b) 4,588,260 288,547
Series 2021-65, Class , IO,
0.87%, 8/16/2063(b) 4,601,007 292,973
Series 2021-150, Class , IO,
1.04%, 11/16/2063(b) 5,515,368 430,333
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,277,365 304,684
Series 2021-208, Class , IO,
0.76%, 6/16/2064(b) 6,040,379 317,394
Series 2024-29, Class AI,
IO, 0.73%, 10/16/2065(b) 7,382,109 412,531
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.50%, 11/10/2049(b) 4,619,863 2,625
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-GS8, Class XA,
IO, 0.93%, 11/10/2050(b) 4,548,091 42,759
Series 2018-GS9, Class C,
4.34%, 3/10/2051(b) 100,000 85,832
JPMDB Commercial Mortgage
Securities Trust, Series
2020-COR7, Class XA, IO,
1.64%, 5/13/2053(b) 1,133,760 48,589
LBTY Commercial Mortgage
Trust, Series 2026-
225L, Class B, 4.88%,
2/10/2043(a)(b) 50,000 49,249
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.23%, 5/15/2050(b) 2,162,035 21,076
Morgan Stanley Capital I
Trust, Series 2019-L3,
Class XA, IO, 0.60%,
11/15/2052(b) 2,790,123 51,859
NYC Commercial Mortgage
Trust
Series 2026-7W34, Class A,
4.87%, 2/5/2041(a)(b) 100,000 99,610
Series 2026-1PARK, Class
A, 4.93%, 2/15/2043(a)(b) 100,000 99,594
PENN Commercial Mortgage
Trust, Series 2025-
P11, Class B, 5.93%,
8/10/2042(a)(b) 100,000 102,430
PLYM Commercial Mortgage
Trust, Series 2026-
IND, Class A, 4.92%,
3/15/2043(a)(b) 50,000 49,750
SFO Commercial Mortgage
Trust, Series 2021-
555, Class A, 4.94%,
5/15/2038(a)(b) 100,000 99,813
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.76%, 10/10/2048(b) 1,859,745 1,291
UBS Commercial Mortgage
Trust, Series 2017-
C6, Class B, 4.15%,
12/15/2050(b) 100,000 91,868
Velocity Commercial Capital
Loan Trust, Series
2025-5, Class A, 5.32%,
12/25/2055(a)(b) 480,995 476,614
Wells Fargo Commercial
Mortgage Trust
Series 2017-C42, Class B,
4.00%, 12/15/2050(b) 100,000 92,699
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 142,855
Series 2021-C59, Class XA,
IO, 1.48%, 4/15/2054(b) 1,619,321 86,254
Series 2024-5C1, Class A3,
5.93%, 7/15/2057 48,000 49,638
Series 2025-5C7, Class A3,
5.20%, 12/15/2058 52,000 52,830

NVIT DoubleLine Total Return Tactical Fund - March 31, 2026 (Unaudited) - Statement of Investments - 5
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2026-5C8, Class A3,
5.03%, 3/15/2059 100,000 100,982
Series 2026-5C8, Class C,
5.55%, 3/15/2059 100,000 97,795
Total Commercial Mortgage-Backed
Securities
(cost $9,876,151) 9,387,387
Corporate Bonds 12.4%
Aerospace & Defense 0.2%
Goat Holdco LLC ,
6.75%, 2/1/2032(a) 20,000 20,123
Honeywell Aerospace, Inc. ,
4.95%, 3/16/2036(a) 28,000 27,782
Lockheed Martin Corp. ,
5.00%, 8/15/2035 34,000 34,306
Northrop Grumman Corp. ,
4.03%, 10/15/2047 20,000 15,742
5.20%, 6/1/2054 58,000 53,442
Spirit AeroSystems, Inc. ,
4.60%, 6/15/2028 13,000 13,004
Textron, Inc. ,
5.50%, 5/15/2035 31,000 31,537
TransDigm, Inc. ,
6.38%, 5/31/2033(a) 30,000 29,840
6.25%, 1/31/2034(a) 5,000 5,055
6.75%, 1/31/2034(a) 5,000 5,066
235,897
Automobile Components 0.1%
American Axle &
Manufacturing, Inc. ,
6.38%, 10/15/2032(a) 15,000 14,846
7.75%, 10/15/2033(a) 10,000 9,735
Clarios Global LP ,
6.75%, 2/15/2030(a) 35,000 35,788
6.75%, 9/15/2032(a) 40,000 40,320
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 10,000 8,888
109,577
Automobiles 0.1%
Hyundai Capital America ,
5.30%, 1/8/2029(a) 54,000 54,739
Nissan Motor Acceptance Co.
LLC ,
6.13%, 9/30/2030(a) 20,000 19,221
73,960
Banks 1.5%
Banco Internacional del Peru
SAA Interbank ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.07%),
6.40%, 4/30/2035(a)(d) 150,000 151,905
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Mercantil del Norte SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.07%),
8.38%, 5/20/2031(a)(d)(e) 200,000 205,500
Banco Santander Chile ,
4.55%, 11/20/2030(a) 150,000 148,032
Bank of America Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 5/1/2030(d)(e) 16,000 16,404
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 24,000 24,499
(SOFR + 1.70%), 5.74%,
2/12/2036(d) 27,000 27,466
Bank of Nova Scotia (The) ,
(SOFR + 1.05%), 4.81%,
2/2/2034(d) 21,000 20,702
Citigroup, Inc. ,
Series GG, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.88%,
8/15/2030(d)(e) 17,000 17,120
(SOFR + 1.46%), 4.95%,
5/7/2031(d) 30,000 30,194
(SOFR + 1.17%), 4.50%,
9/11/2031(d) 20,000 19,773
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 15,000 15,527
Huntington Bancshares, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(d) 39,000 33,435
Industrial Subordinated Trust
2 0 ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.86%),
6.55%, 4/15/2036(a)(d) 200,000 200,000
JPMorgan Chase & Co. ,
(SOFR + 1.01%), 5.14%,
1/24/2031(d) 26,000 26,476
(SOFR + 1.44%), 5.10%,
4/22/2031(d) 32,000 32,581
(SOFR + 0.93%), 4.26%,
10/22/2031(d) 16,000 15,750
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 59,000 59,730
(SOFR + 1.64%), 5.58%,
7/23/2036(d) 21,000 21,267
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.42%), 5.37%,
7/21/2036(d) 21,000 21,092
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.42%, 1/25/2041(d) 13,000 12,735

6 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada ,
(SOFR + 0.98%), 4.31%,
11/3/2031(d) 68,000 66,847
Toronto-Dominion Bank (The) ,
4.93%, 10/15/2035 34,000 33,451
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 13,000 13,817
(SOFR + 1.57%), 5.15%,
8/5/2032(d) 30,000 30,394
United Overseas Bank Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.23%),
2.00%, 10/14/2031(d) 200,000 197,295
Wells Fargo & Co. ,
(SOFR + 1.50%), 5.15%,
4/23/2031(d) 71,000 72,213
(SOFR + 1.34%), 4.89%,
9/15/2036(d) 72,000 70,049
1,584,254
Biotechnology 0.1%
AbbVie, Inc. ,
5.50%, 3/15/2064 31,000 29,561
Amgen, Inc. ,
5.75%, 3/2/2063 49,000 47,134
76,695
Broadline Retail 0.1%
Getty Images, Inc. ,
10.50%, 11/15/2030(a) 20,000 17,936
Wayfair LLC ,
7.25%, 10/31/2029(a) 25,000 25,520
6.75%, 11/15/2032(a) 10,000 10,076
53,532
Building Products 0.3%
Advanced Drainage Systems,
Inc. ,
5.38%, 3/1/2034(a) 10,000 9,731
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 30,000 29,616
6.75%, 5/15/2035(a) 15,000 14,986
CRH America Finance, Inc. ,
4.40%, 2/9/2031 35,000 34,492
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 30,000 30,512
Griffon Corp. ,
5.75%, 3/1/2028 40,000 39,916
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 30,000 28,733
Owens Corning ,
5.70%, 6/15/2034 30,000 31,012
Quikrete Holdings, Inc. ,
6.75%, 3/1/2033(a) 25,000 25,391
Standard Building Solutions,
Inc. ,
6.50%, 8/15/2032(a) 65,000 65,033
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Standard Building Solutions,
Inc.,
5.88%, 3/15/2034(a) 10,000 9,642
319,064
Capital Markets 0.3%
Bank of New York Mellon
Corp. (The) ,
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.03%), 5.63%,
3/20/2031(d)(e) 27,000 26,441
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 24,000 24,464
Charles Schwab Corp. (The) ,
(SOFR + 0.94%), 4.34%,
11/14/2031(d) 34,000 33,622
Goldman Sachs Group, Inc.
(The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.85%, 2/10/2030(d)(e) 15,000 15,290
(SOFR + 1.06%), 4.37%,
10/21/2031(d) 36,000 35,299
(SOFR + 0.96%), 4.52%,
1/21/2032(d) 5,000 4,924
(SOFR + 1.55%), 5.33%,
7/23/2035(d) 33,000 33,112
Morgan Stanley ,
(SOFR + 0.80%), 4.24%,
1/9/2030(d) 16,000 15,838
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(d) 36,000 35,280
(SOFR + 1.18%), 5.07%,
1/30/2037(d) 19,000 18,615
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 15,000 15,366
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d) 33,000 33,734
291,985
Chemicals 0.0%
†
Celanese US Holdings LLC ,
6.50%, 4/15/2030 10,000 10,205
6.75%, 4/15/2033 10,000 10,260
Olin Corp. ,
6.63%, 4/1/2033(a) 5,000 4,891
Solstice Advanced Materials,
Inc. ,
5.63%, 9/30/2033(a) 5,000 4,930
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 20,000 18,394
48,680

NVIT DoubleLine Total Return Tactical Fund - March 31, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.3%
Allied Universal Holdco LLC ,
7.88%, 2/15/2031(a) 60,000 61,873
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a) 31,000 31,285
Garda World Security Corp. ,
6.50%, 1/15/2031(a) 15,000 15,208
8.25%, 8/1/2032(a) 45,000 44,529
8.38%, 11/15/2032(a) 30,000 30,020
GFL Environmental Holdings
US, Inc. ,
5.50%, 2/1/2034(a) 40,000 39,232
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 50,000 49,033
Rollins, Inc. ,
5.25%, 2/24/2035 33,000 32,977
Veralto Corp. ,
5.35%, 9/18/2028 10,000 10,219
5.45%, 9/18/2033 15,000 15,318
Veritiv Operating Co. ,
10.50%, 11/30/2030(a) 15,000 15,589
Waste Connections, Inc. ,
5.25%, 9/1/2035 27,000 27,549
372,832
Communications Equipment 0.0%
†
Motorola Solutions, Inc. ,
5.20%, 8/15/2032 26,000 26,371
Construction & Engineering 0.1%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 103,364 84,028
MasTec, Inc. ,
5.90%, 6/15/2029 30,000 30,999
WSP Global, Inc. ,
5.04%, 9/18/2031(a) 42,000 41,636
156,663
Consumer Finance 0.4%
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
5.41%, 2/8/2041(d) 42,000 41,675
Avolon Holdings Funding Ltd. ,
5.75%, 3/1/2029(a) 54,000 55,221
4.70%, 1/30/2031(a) 9,000 8,819
Azorra Finance Ltd. ,
7.75%, 4/15/2030(a) 15,000 15,450
7.25%, 1/15/2031(a) 25,000 25,242
Gabx Leasing LLC ,
4.63%, 4/15/2031(a) 19,000 18,730
General Motors Financial Co.,
Inc. ,
4.60%, 1/8/2031 33,000 32,524
GGAM Finance Ltd. ,
6.88%, 4/15/2029(a) 60,000 61,335
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a) 90,000 91,309
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 15,000 15,054
5.15%, 3/17/2030(a) 15,000 14,923
OneMain Finance Corp. ,
6.13%, 5/15/2030 20,000 19,557
7.50%, 5/15/2031 20,000 20,107
6.50%, 3/15/2033 25,000 23,898
443,844
Consumer Staples Distribution & Retail 0.1%
Kroger Co. (The) ,
5.65%, 9/15/2064 31,000 28,743
Performance Food Group,
Inc. ,
5.63%, 3/1/2034(a) 15,000 14,468
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 46,000 46,036
US Foods, Inc. ,
5.75%, 4/15/2033(a) 40,000 39,822
129,069
Containers & Packaging 0.1%
CCL Industries, Inc. ,
3.05%, 6/1/2030(a) 36,000 33,594
Clydesdale Acquisition
Holdings, Inc. ,
6.75%, 4/15/2032(a) 30,000 28,384
Sonoco Products Co. ,
4.60%, 9/1/2029 8,000 7,977
5.00%, 9/1/2034 8,000 7,825
77,780
Distributors 0.1%
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 60,000 58,347
Diversified Consumer Services 0.1%
Graham Holdings Co. ,
5.63%, 12/1/2033(a) 55,000 53,879
Mavis Tire Express Services
Topco Corp. ,
6.50%, 5/15/2029(a) 15,000 14,883
Wand NewCo 3, Inc. ,
7.63%, 1/30/2032(a) 40,000 40,900
109,662
Diversified REITs 0.1%
GLP Capital LP ,
5.63%, 3/1/2036 27,000 26,260
VICI Properties LP ,
4.63%, 12/1/2029(a) 66,000 64,887
91,147
Diversified Telecommunication Services 0.3%
Altice France SA ,
6.88%, 7/15/2032(a) 9,897 9,378
AT&T, Inc. ,
6.05%, 8/15/2056 68,000 66,965

8 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Bell Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.36%),
7.00%, 9/15/2055(d) 33,000 33,776
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 6,000 5,993
4.75%, 3/1/2030(a) 30,000 28,466
4.75%, 2/1/2032(a) 25,000 22,604
4.25%, 1/15/2034(a) 10,000 8,555
7.38%, 2/1/2036(a) 5,000 4,980
Cipher Compute LLC ,
7.13%, 11/15/2030(a) 15,000 15,540
Flash Compute LLC ,
7.25%, 12/31/2030(a) 20,000 20,136
Level 3 Financing, Inc. ,
6.88%, 6/30/2033(a) 30,000 30,550
TELUS Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.71%),
7.00%, 10/15/2055(d) 33,000 33,688
Uniti Group LP ,
8.63%, 6/15/2032(a) 15,000 15,277
Uniti Services LLC ,
7.50%, 10/15/2033(a) 10,000 10,396
Verizon Communications, Inc. ,
5.75%, 11/30/2045 41,000 39,926
Windstream Services LLC ,
8.25%, 10/1/2031(a) 5,000 5,226
351,456
Electric Utilities 1.1%
AEP Texas, Inc. ,
5.45%, 5/15/2029 17,000 17,434
Series Q, 5.20%, 4/15/2036 24,000 23,603
Alliant Energy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.08%),
5.75%, 4/1/2056(d) 15,000 14,584
Arizona Public Service Co. ,
5.90%, 8/15/2055 68,000 66,907
Comision Federal de
Electricidad ,
Reg. S, 4.69%, 5/15/2029 200,000 196,310
Commonwealth Edison Co. ,
5.95%, 6/1/2055 67,000 67,911
Duke Energy Corp. ,
5.00%, 8/15/2052 9,000 7,701
5.80%, 6/15/2054 56,000 53,618
Entergy Arkansas LLC ,
5.75%, 6/1/2054 16,000 15,627
Entergy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(d) 31,000 31,765
Entergy Louisiana LLC ,
4.75%, 9/15/2052 22,000 18,618
Evergy Kansas Central, Inc. ,
5.70%, 3/15/2053 34,000 33,455
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
JSW Hydro Energy Ltd. ,
Reg. S, 4.13%, 5/18/2031 139,000 127,190
Kentucky Utilities Co. ,
5.85%, 8/15/2055 14,000 13,920
Mexico Generadora de
Energia S de rl ,
Reg. S, 5.50%, 12/6/2032 103,924 103,984
Minejesa Capital BV ,
Reg. S, 4.63%, 8/10/2030 129,800 128,180
NextEra Energy Capital
Holdings, Inc. ,
5.90%, 3/15/2055 32,000 31,410
NRG Energy, Inc. ,
6.00%, 2/1/2033(a) 15,000 15,004
Southern Co. (The) ,
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(d) 9,000 9,257
Star Energy Geothermal
Wayang Windu Ltd. ,
Reg. S, 6.75%, 4/24/2033 127,500 127,627
Trans-Allegheny Interstate
Line Co. ,
5.00%, 1/15/2031(a) 65,000 66,029
Virginia Electric and Power
Co. ,
5.55%, 8/15/2054 13,000 12,286
Series D, 5.60%, 9/15/2055 15,000 14,275
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a) 33,000 32,220
1,228,915
Electrical Equipment 0.1%
GE Vernova, Inc. ,
5.50%, 2/4/2056 11,000 10,582
Hubbell, Inc. ,
4.80%, 11/15/2035 19,000 18,503
Molex Electronic Technologies
LLC ,
5.25%, 4/30/2032(a) 37,000 37,487
Vertiv Group Corp. ,
4.13%, 11/15/2028(a) 68,000 66,965
Vertiv Holdings Co. ,
5.80%, 3/15/2056 24,000 23,070
156,607
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. ,
5.30%, 11/15/2055 49,000 46,016
Arrow Electronics, Inc. ,
5.15%, 8/21/2029 35,000 35,359
Avnet, Inc. ,
6.25%, 3/15/2028 61,000 62,828
Flex Ltd. ,
5.38%, 11/13/2035 16,000 15,722
Jabil, Inc. ,
4.75%, 2/1/2033 14,000 13,632
173,557

NVIT DoubleLine Total Return Tactical Fund - March 31, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
5.00%, 6/15/2036 28,000 27,490
Kodiak Gas Services LLC ,
6.50%, 10/1/2033(a) 15,000 15,162
6.75%, 10/1/2035(a) 15,000 15,239
Nabors Industries, Inc. ,
9.13%, 1/31/2030(a) 10,000 10,500
7.63%, 11/15/2032(a) 10,000 10,236
WBI Operating LLC ,
6.50%, 10/15/2033(a) 30,000 29,771
Weatherford International Ltd. ,
6.75%, 10/15/2033(a) 35,000 35,762
144,160
Entertainment 0.0%
†
Discovery Global Holdings,
Inc. ,
4.05%, 3/15/2029 10,000 9,675
4.28%, 3/15/2032 5,000 4,425
5.05%, 3/15/2042 10,000 6,588
20,688
Financial Services 0.2%
Block Financial LLC ,
5.38%, 9/15/2032 71,000 68,905
Fiserv, Inc. ,
4.55%, 2/15/2031 32,000 31,328
Freedom Mortgage Holdings
LLC ,
8.38%, 4/1/2032(a) 10,000 9,837
Global Payments, Inc. ,
5.55%, 11/15/2035 15,000 14,454
PennyMac Financial Services,
Inc. ,
7.88%, 12/15/2029(a) 35,000 35,804
6.88%, 5/15/2032(a) 10,000 9,650
Rocket Cos., Inc. ,
6.38%, 8/1/2033(a) 15,000 15,161
185,139
Food Products 0.1%
Bunge Ltd. Finance Corp. ,
4.65%, 9/17/2034 38,000 36,790
JBS NV ,
5.63%, 3/10/2037(a) 11,000 11,034
6.25%, 3/1/2056 32,000 31,370
Mars, Inc. ,
5.70%, 5/1/2055(a) 34,000 33,152
Post Holdings, Inc. ,
6.25%, 10/15/2034(a) 5,000 4,896
117,242
Gas Utilities 0.0%
†
National Fuel Gas Co. ,
5.95%, 3/15/2035 12,000 12,414
Southern Natural Gas Co.
LLC ,
5.45%, 8/1/2035(a) 16,000 16,279
28,693
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation 0.6%
Burlington Northern Santa Fe
LLC ,
5.50%, 3/15/2055 28,000 26,994
CSX Corp. ,
3.35%, 9/15/2049 80,000 55,323
Dcli Bidco LLC ,
7.75%, 11/15/2029(a) 30,000 30,335
Fedex Freight Holding Co.,
Inc. ,
4.95%, 3/15/2033(a) 5,000 4,876
Genesee & Wyoming, Inc. ,
6.25%, 4/15/2032(a) 60,000 60,717
Lima Metro Line 2 Finance
Ltd. ,
Reg. S, 5.88%, 7/5/2034 74,559 75,994
Penske Truck Leasing Co. LP ,
5.25%, 2/1/2030(a) 64,000 64,960
Simpar Europe SA ,
Reg. S, 5.20%, 1/26/2031 200,000 168,700
Triton Container International
Ltd. ,
5.15%, 2/15/2033 34,000 33,290
Uber Technologies, Inc. ,
4.80%, 9/15/2034 65,000 63,636
Watco Cos. LLC ,
7.13%, 8/1/2032(a) 55,000 56,486
641,311
Health Care Equipment & Supplies 0.1%
Augusta SpinCo Corp. ,
5.25%, 3/23/2036 14,000 14,003
Bausch + Lomb Corp. ,
8.38%, 10/1/2028(a) 30,000 30,975
GE HealthCare Technologies,
Inc. ,
4.80%, 1/15/2031 31,000 31,191
Medline Borrower LP ,
5.25%, 10/1/2029(a) 33,000 32,709
Solventum Corp. ,
5.40%, 3/1/2029 11,000 11,253
VSP Optical Group, Inc. ,
5.45%, 12/1/2035(a) 11,000 10,781
130,912
Health Care Providers & Services 0.3%
Cardinal Health, Inc. ,
4.90%, 9/15/2045 71,000 62,603
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 20,000 19,775
Elevance Health, Inc. ,
5.13%, 2/15/2053 66,000 57,865
Laboratory Corp. of America
Holdings ,
4.80%, 10/1/2034 64,000 62,314
LifePoint Health, Inc. ,
10.00%, 6/1/2032(a) 20,000 20,425
Quest Diagnostics, Inc. ,
5.00%, 12/15/2034 29,000 28,802
Radiology Partners, Inc. ,
8.50%, 7/15/2032(a) 30,000 30,416

10 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Select Medical Corp. ,
6.25%, 12/1/2032(a) 10,000 9,531
Tenet Healthcare Corp. ,
5.50%, 11/15/2032(a) 5,000 4,954
296,685
Health Care REITs 0.1%
Omega Healthcare Investors,
Inc. ,
3.38%, 2/1/2031 16,000 14,788
3.25%, 4/15/2033 18,000 15,843
Sabra Health Care LP ,
3.20%, 12/1/2031 37,000 33,409
64,040
Hotel & Resort REITs 0.0%
†
RHP Hotel Properties LP ,
6.50%, 6/15/2033(a) 25,000 25,457
5.75%, 3/15/2034(a) 15,000 14,803
40,260
Hotels, Restaurants & Leisure 0.7%
Acushnet Co. ,
5.63%, 12/1/2033(a) 55,000 54,574
Airbnb, Inc. ,
5.25%, 3/16/2036 33,000 33,034
Caesars Entertainment, Inc. ,
6.00%, 10/15/2032(a) 20,000 18,400
Carnival Corp. ,
5.13%, 5/1/2029(a) 10,000 9,928
5.88%, 6/15/2031(a) 30,000 30,369
5.75%, 8/1/2032(a) 30,000 29,990
6.13%, 2/15/2033(a) 11,000 11,110
Expedia Group, Inc. ,
3.80%, 2/15/2028 74,000 72,999
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 10,000 9,341
Full House Resorts, Inc. ,
8.25%, 2/15/2028(a) 15,000 13,650
Hilton Domestic Operating
Co., Inc. ,
5.75%, 9/15/2033(a) 20,000 19,910
Life Time, Inc. ,
6.00%, 11/15/2031(a) 60,000 60,475
Light & Wonder International,
Inc. ,
6.25%, 10/1/2033(a) 25,000 24,492
Lindblad Expeditions LLC ,
7.00%, 9/15/2030(a) 15,000 15,315
Marriott International, Inc. ,
4.50%, 10/15/2031 33,000 32,615
5.35%, 3/15/2035 31,000 31,202
McDonald's Corp. ,
5.45%, 8/14/2053 33,000 31,296
NCL Corp. Ltd. ,
5.88%, 1/15/2031(a) 10,000 9,716
6.25%, 9/15/2033(a) 10,000 9,703
Rivers Enterprise Borrower
LLC ,
6.25%, 10/15/2030(a) 10,000 9,975
6.63%, 2/1/2033(a) 45,000 44,661
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd. ,
5.38%, 7/15/2027(a) 16,000 16,060
5.38%, 1/15/2036 13,000 12,772
Sabre GLBL, Inc. ,
10.75%, 11/15/2029(a) 8,000 6,834
10.75%, 3/15/2030(a) 10,000 8,405
Viking Cruises Ltd. ,
5.88%, 10/15/2033(a) 90,000 88,858
Voyager Parent LLC ,
9.25%, 7/1/2032(a) 15,000 15,573
721,257
Household Durables 0.1%
Installed Building Products,
Inc. ,
5.63%, 2/1/2034(a) 40,000 39,032
Newell Brands, Inc. ,
6.38%, 5/15/2030 10,000 9,599
Taylor Morrison Communities,
Inc. ,
5.75%, 11/15/2032(a) 20,000 20,018
Whirlpool Corp. ,
6.50%, 6/15/2033 15,000 14,211
82,860
Household Products 0.0%
†
Energizer Holdings, Inc. ,
6.00%, 9/15/2033(a) 15,000 14,048
Independent Power and Renewable Electricity Producers
0.1%
Constellation Energy
Generation LLC ,
4.40%, 1/15/2031 27,000 26,648
PSEG Power LLC ,
5.20%, 5/15/2030(a) 22,000 22,332
Talen Energy Supply LLC ,
6.25%, 2/1/2034(a) 15,000 14,833
63,813
Industrial REITs 0.0%
†
First Industrial LP ,
5.25%, 1/15/2031 43,000 43,416
Insurance 0.3%
Acrisure LLC ,
6.75%, 7/1/2032(a) 25,000 24,091
Alliant Holdings Intermediate
LLC ,
6.50%, 10/1/2031(a) 40,000 39,278
Arthur J Gallagher & Co. ,
4.85%, 12/15/2029 18,000 18,192
Athene Global Funding ,
4.72%, 10/8/2029(a) 16,000 15,742
5.03%, 7/17/2030(a) 18,000 17,800
Brown & Brown, Inc. ,
6.25%, 6/23/2055 14,000 13,960
Guardian Life Global Funding ,
4.80%, 4/28/2030(a) 29,000 29,167
Marsh & McLennan Cos., Inc. ,
4.95%, 3/15/2036 33,000 32,688

NVIT DoubleLine Total Return Tactical Fund - March 31, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MetLife, Inc. ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.08%), 6.35%,
3/15/2055(d) 26,000 26,384
New York Life Insurance Co. ,
6.75%, 11/15/2039(a) 13,000 14,497
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 50,000 50,168
Progressive Corp. (The) ,
5.15%, 3/26/2036 34,000 34,048
Travelers Cos., Inc. (The) ,
4.60%, 8/1/2043 18,000 15,867
Willis North America, Inc. ,
4.55%, 3/15/2031 18,000 17,736
349,618
IT Services 0.1%
CoreWeave, Inc. ,
9.25%, 6/1/2030(a) 15,000 14,575
Kyndryl Holdings, Inc. ,
4.10%, 10/15/2041 61,000 42,476
VeriSign, Inc. ,
5.25%, 6/1/2032 38,000 38,274
95,325
Leisure Products 0.0%
†
Mattel, Inc. ,
5.00%, 11/17/2030 12,000 11,926
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. ,
4.75%, 12/12/2030 27,000 26,861
Machinery 0.1%
CNH Industrial Capital LLC ,
4.38%, 3/7/2031 34,000 33,204
Columbus McKinnon Corp. ,
7.13%, 2/1/2033(a) 20,000 19,991
nVent Finance Sarl ,
5.65%, 5/15/2033 16,000 16,405
Westinghouse Air Brake
Technologies Corp. ,
4.90%, 5/29/2030 65,000 65,681
135,281
Marine Transportation 0.2%
Yinson Bergenia Production
BV ,
8.50%, 1/31/2045(a) 197,340 208,005
Media 0.4%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 10,000 10,042
7.13%, 2/15/2031(a) 20,000 20,954
Directv Financing LLC ,
8.88%, 2/1/2030(a) 20,000 19,955
DirecTV Financing LLC ,
5.88%, 8/15/2027(a) 21,000 20,978
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 30,000 29,016
Corporate Bonds
Principal
Amount ($) Value ($)
Media
DISH DBS Corp.,
5.13%, 6/1/2029 20,000 17,872
EchoStar Corp. ,
10.75%, 11/30/2029 10,000 10,803
Gray Media, Inc. ,
9.63%, 7/15/2032(a) 15,000 14,999
7.25%, 8/15/2033(a) 15,000 15,115
Lamar Media Corp. ,
5.38%, 11/1/2033(a) 30,000 29,362
McGraw-Hill Education, Inc. ,
7.38%, 9/1/2031(a) 20,000 20,376
Neptune Bidco US, Inc. ,
10.38%, 5/15/2031(a) 10,000 10,090
Nexstar Media, Inc. ,
6.50%, 9/15/2033(a) 30,000 30,228
7.25%, 4/15/2034(a) 5,000 5,015
Sirius XM Radio LLC ,
5.50%, 7/1/2029(a) 85,000 84,712
Univision Communications,
Inc. ,
7.38%, 6/30/2030(a) 30,000 29,398
Videotron Ltd. ,
5.70%, 1/15/2035(a) 32,000 32,301
401,216
Metals & Mining 0.3%
ArcelorMittal SA ,
6.00%, 6/17/2034 16,000 16,828
Corp. Nacional del Cobre de
Chile ,
Reg. S, 3.00%, 9/30/2029 200,000 187,698
Glencore Funding LLC ,
5.20%, 7/1/2033(a) 34,000 34,041
Novelis Corp. ,
6.88%, 1/30/2030(a) 10,000 10,087
Vale Overseas Ltd. ,
6.40%, 6/28/2054 17,000 17,216
Volcan Cia Minera SAA ,
8.50%, 10/28/2032(a) 20,000 20,278
286,148
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Starwood Property Trust, Inc. ,
5.25%, 10/15/2028(a) 30,000 29,658
Multi-Utilities 0.2%
Black Hills Corp. ,
6.00%, 1/15/2035 29,000 30,105
CMS Energy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.96%),
6.50%, 6/1/2055(d) 16,000 16,289
Consumers Energy Co. ,
4.50%, 1/15/2031 19,000 19,023
DTE Energy Co. ,
5.85%, 6/1/2034 44,000 46,070
NiSource, Inc. ,
5.35%, 4/1/2034 26,000 26,454

12 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
NiSource, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.45%),
6.95%, 11/30/2054(d) 15,000 15,425
5.85%, 4/1/2055 26,000 25,275
Southern Co. Gas Capital
Corp. ,
Series A, 4.05%, 9/15/2028 10,000 9,927
WEC Energy Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.91%),
5.63%, 5/15/2056(d) 23,000 22,536
211,104
Oil, Gas & Consumable Fuels 1.0%
Antero Midstream Partners LP ,
5.75%, 7/1/2034(a) 12,000 11,825
APA Corp. ,
6.10%, 2/15/2035 16,000 16,428
Buckeye Partners LP ,
6.88%, 7/1/2029(a) 60,000 61,754
Cenovus Energy, Inc. ,
5.40%, 3/20/2036 16,000 15,917
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 56,000 55,859
5.65%, 4/15/2034 31,000 31,915
6.00%, 7/30/2056(a) 3,000 2,989
Chord Energy Corp. ,
6.00%, 10/1/2030(a) 15,000 15,199
6.75%, 3/15/2033(a) 25,000 25,811
CNX Resources Corp. ,
5.88%, 3/1/2034(a) 20,000 19,478
Colonial Enterprises, Inc. ,
5.63%, 11/15/2035(a) 18,000 17,953
Cosan Overseas Ltd. ,
Reg. S, 8.25%, 5/5/2026(g) 100,000 94,690
Crescent Energy Finance
LLC ,
7.88%, 4/15/2032(a) 10,000 10,217
Eastern Energy Gas Holdings
LLC ,
5.65%, 10/15/2054 34,000 32,024
Enbridge, Inc. ,
5.45%, 3/27/2036 14,000 14,121
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 33,000 33,588
Enterprise Products Operating
LLC ,
5.55%, 2/16/2055 34,000 32,706
Expand Energy Corp. ,
6.75%, 4/15/2029(a) 10,000 10,007
4.75%, 2/1/2032 16,000 15,590
Florida Gas Transmission Co.
LLC ,
5.75%, 7/15/2035(a) 14,000 14,364
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Gulfport Energy Operating
Corp. ,
6.75%, 9/1/2029(a) 65,000 66,477
Harvest Midstream I LP ,
7.50%, 5/15/2032(a) 30,000 30,578
Hilcorp Energy I LP ,
7.25%, 2/15/2035(a) 15,000 14,954
Kinder Morgan Energy
Partners LP ,
6.95%, 1/15/2038 14,000 15,629
Matador Resources Co. ,
6.50%, 4/15/2032(a) 20,000 20,218
6.00%, 4/15/2034(a) 15,000 14,905
MPLX LP ,
5.30%, 4/1/2036 18,000 17,742
NGL Energy Operating LLC ,
8.13%, 2/15/2029(a) 10,000 10,301
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 33,000 30,327
ONEOK, Inc. ,
4.55%, 7/15/2028 17,000 17,021
Permian Resources Operating
LLC ,
6.25%, 2/1/2033(a) 17,000 17,317
Peru LNG Srl ,
Reg. S, 5.38%, 3/22/2030 133,360 129,291
Tallgrass Energy Partners LP ,
7.38%, 2/15/2029(a) 20,000 20,575
6.75%, 3/15/2034(a) 10,000 10,050
Targa Resources Corp. ,
4.35%, 1/15/2029 17,000 16,929
Venture Global LNG, Inc. ,
8.38%, 6/1/2031(a) 25,000 25,999
9.88%, 2/1/2032(a) 10,000 10,740
Venture Global Plaquemines
LNG LLC ,
6.13%, 12/15/2030(a) 5,000 5,142
7.50%, 5/1/2033(a) 5,000 5,496
6.50%, 1/15/2034(a) 15,000 15,637
Viper Energy Partners LLC ,
4.90%, 8/1/2030 22,000 21,985
Western Midstream Operating
LP ,
5.50%, 12/15/2035 17,000 16,718
Williams Cos., Inc. (The) ,
5.95%, 3/15/2056 32,000 31,494
1,097,960
Paper & Forest Products 0.0%
†
Suzano Netherlands BV ,
5.50%, 1/15/2036 34,000 32,895
Passenger Airlines 0.1%
Delta Air Lines, Inc. ,
5.25%, 7/10/2030 16,000 16,105
JetBlue Airways Corp. ,
9.88%, 9/20/2031(a) 10,000 9,451
United Airlines Holdings, Inc. ,
4.88%, 3/1/2029 14,000 13,693
5.38%, 3/1/2031 63,000 61,697

NVIT DoubleLine Total Return Tactical Fund - March 31, 2026 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 33,000 32,377
133,323
Pharmaceuticals 0.2%
Bausch Health Cos., Inc. ,
5.25%, 1/30/2030(a) 10,000 6,450
14.00%, 10/15/2030(a) 1,000 955
Merck & Co., Inc. ,
5.70%, 9/15/2055 41,000 40,682
Novartis Capital Corp. ,
5.70%, 3/18/2056 35,000 35,250
Royalty Pharma plc ,
5.95%, 9/25/2055 20,000 19,453
Teva Pharmaceutical Finance
Co. LLC ,
6.15%, 2/1/2036 34,000 35,031
Zoetis, Inc. ,
4.15%, 8/17/2028 34,000 33,894
4.70%, 2/1/2043 12,000 10,701
182,416
Professional Services 0.2%
Amentum Holdings, Inc. ,
7.25%, 8/1/2032(a) 15,000 15,522
CACI International, Inc. ,
6.38%, 6/15/2033(a) 10,000 10,179
Jacobs Solutions, Inc. ,
5.38%, 3/3/2036 54,000 52,663
Paychex, Inc. ,
5.35%, 4/15/2032 65,000 65,328
Verisk Analytics, Inc. ,
5.25%, 6/5/2034 30,000 29,880
VT Topco, Inc. ,
8.50%, 8/15/2030(a) 15,000 15,251
188,823
Real Estate Management & Development 0.0%
†
Anywhere Real Estate Group
LLC ,
5.25%, 4/15/2030(a) 15,000 14,138
7.00%, 4/15/2030(a) 15,000 15,021
9.75%, 4/15/2030(a) 5,000 5,308
34,467
Residential REITs 0.0%
†
Essential Properties LP ,
5.40%, 12/1/2035 33,000 32,439
Store Capital LLC ,
4.95%, 2/11/2031(a) 6,000 5,948
38,387
Retail REITs 0.1%
Agree LP ,
5.63%, 6/15/2034 20,000 20,425
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034 32,000 32,831
53,256
Semiconductors & Semiconductor Equipment 0.1%
Marvell Technology, Inc. ,
5.95%, 9/15/2033 60,000 63,497
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV ,
4.85%, 8/19/2032 25,000 24,660
Qnity Electronics, Inc. ,
6.25%, 8/15/2033(a) 15,000 15,167
Qorvo, Inc. ,
3.38%, 4/1/2031(a) 22,000 19,899
123,223
Software 0.2%
AppLovin Corp. ,
5.38%, 12/1/2031 15,000 15,147
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 30,000 28,159
Atlassian Corp. ,
5.25%, 5/15/2029 19,000 19,114
Cloud Software Group, Inc. ,
9.00%, 9/30/2029(a) 10,000 9,647
6.63%, 8/15/2033(a) 15,000 13,336
Ellucian Holdings, Inc. ,
6.50%, 12/1/2029(a) 20,000 19,535
OAK-Eagle Acquireco, Inc. ,
7.25%, 7/1/2033(a) 10,000 10,361
8.75%, 7/1/2034(a) 5,000 5,234
Roper Technologies, Inc. ,
4.25%, 9/15/2028 20,000 19,870
UKG, Inc. ,
6.88%, 2/1/2031(a) 30,000 29,320
Workday, Inc. ,
3.80%, 4/1/2032 16,000 14,852
184,575
Specialized REITs 0.1%
American Tower Corp. ,
4.70%, 12/15/2032 32,000 31,444
3.70%, 10/15/2049 10,000 7,178
Equinix, Inc. ,
3.90%, 4/15/2032 31,000 29,265
2.95%, 9/15/2051 57,000 34,688
Extra Space Storage LP ,
4.95%, 1/15/2033 16,000 15,790
5.40%, 2/1/2034 31,000 31,254
149,619
Specialty Retail 0.2%
AutoZone, Inc. ,
5.13%, 6/15/2030 32,000 32,550
Lowe's Cos., Inc. ,
5.63%, 4/15/2053 16,000 15,126
Michaels Cos., Inc. (The) ,
8.50%, 3/15/2033(a) 10,000 9,735
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 14,000 14,117
5.00%, 8/19/2034 16,000 15,823
Staples, Inc. ,
10.75%, 9/1/2029(a) 15,000 13,872
Victra Holdings LLC ,
8.75%, 9/15/2029(a) 75,000 77,839
179,062
Technology Hardware, Storage & Peripherals 0.0%
†
Dell, Inc. ,
6.50%, 4/15/2038 14,000 14,876

14 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0.1%
BAT Capital Corp. ,
5.63%, 8/15/2035 31,000 31,882
4.54%, 8/15/2047 38,000 30,854
Philip Morris International,
Inc. ,
5.38%, 2/15/2033 30,000 30,832
5.25%, 2/13/2034 31,000 31,567
125,135
Trading Companies & Distributors 0.1%
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 20,000 20,313
GATX Corp. ,
5.20%, 3/15/2044 17,000 15,593
Herc Holdings, Inc. ,
7.00%, 6/15/2030(a) 15,000 15,381
5.75%, 3/15/2031(a) 5,000 4,924
6.00%, 3/15/2034(a) 5,000 4,834
QXO Building Products, Inc. ,
6.75%, 4/30/2032(a) 15,000 15,300
United Rentals North America,
Inc. ,
5.38%, 11/15/2033(a) 40,000 38,895
WESCO Distribution, Inc. ,
6.38%, 3/15/2033(a) 5,000 5,094
5.50%, 4/15/2034(a) 10,000 9,848
130,182
Transportation Infrastructure 0.2%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 146,000 133,170
Rutas 2 & 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 146,667 111,467
Seaspan Corp. ,
5.50%, 8/1/2029(a) 25,000 23,423
268,060
Water Utilities 0.0%
†
Essential Utilities, Inc. ,
5.13%, 3/15/2036 13,000 12,818
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
5.50%, 1/15/2055 87,000 79,790
Total Corporate Bonds
(cost $13,602,760)
13,548,427
Foreign Government Securities 0.4%
GUATEMALA 0.2%
Republic of Guatemala ,
Reg. S, 4.50%, 5/3/2026 200,000 200,100
MOROCCO 0.2%
Kingdom of Morocco ,
Reg. S, 5.95%, 3/8/2028 200,000 203,200
Foreign Government Securities
Principal
Amount ($) Value ($)
PERU 0.0%
†
Republic of Peru ,
2.84%, 6/20/2030 50,000 46,443
Total Foreign Government Securities
(cost $449,403)
449,743
Mortgage-Backed Securities 16.1%
FHLMC Gold Pool Pool#
Q50135 ,
3.50%, 8/1/2047 1,065,230
995,757
FHLMC UMBS Pool
Pool# SD5677
5.00%, 3/1/2054 519,918 518,776
Pool# SL1124
6.00%, 4/1/2055 1,349,181 1,384,550
Pool# SL3352
5.00%, 11/1/2055 1,606,975 1,606,511
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,931,914
Pool# BS9551
5.94%, 9/1/2053 1,861,086 1,955,424
FNMA UMBS Pool
Pool# MA2888
2.50%, 1/1/2047 835,248 725,006
Pool# AS9937
3.00%, 7/1/2047 841,809 757,976
Pool# FM8215
2.50%, 3/1/2051 1,141,218 979,184
Pool# CB0705
3.00%, 6/1/2051 1,093,666 969,474
Pool# MA4416
3.50%, 9/1/2051 914,124 843,630
Pool# MA4918
5.00%, 2/1/2053 1,412,234 1,399,656
Pool# FS9671
5.50%, 11/1/2054 840,556 862,183
Pool# FA0627
5.50%, 2/1/2055 901,969 911,266
Pool# FA4185
5.00%, 1/1/2056 1,700,083 1,685,984
Total Mortgage-Backed Securities
(cost $18,587,829)
17,527,291
U.S. Treasury Obligations 17.7%
U.S. Treasury Inflation Linked
Notes
0.38%, 7/15/2027 292,519 292,389
1.63%, 10/15/2027 373,313 379,066
0.50%, 1/15/2028 290,090 287,795
U.S. Treasury Notes
0.75%, 5/31/2026 4,000,000 3,979,805
0.75%, 1/31/2028 10,650,000 10,073,818

NVIT DoubleLine Total Return Tactical Fund - March 31, 2026 (Unaudited) - Statement of Investments - 15
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.88%, 11/15/2030 5,000,000 4,357,813
Total U.S. Treasury Obligations
(cost $19,311,065)
19,370,686
Investment Company 0.9%
Shares
Fixed Income Fund 0.9%
American Beacon DoubleLine
Floating Rate Fund, Class
Y 112,959 1,000,816
Total Investment Company
(cost $1,065,202)
1,000,816
Total Investments
(cost $107,720,864) — 95.1%
103,793,519
Other assets in excess of
liabilities — 4.9% 5,336,711
NET ASSETS — 100.0%
$ 109,130,230
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $28,068,265 which represents 25.72% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2026.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2026.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2026. The
maturity date reflects the next call date.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) Perpetual bond security. The maturity date reflects the next call date.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

16 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 221 6/2026 USD 45,845,414 (325,964)
U.S. Treasury 5 Year Note 116 6/2026 USD 12,548,844 (155,134)
U.S. Treasury 10 Year Ultra Note 8 6/2026 USD 908,125 (420)
U.S. Treasury Long Bond 84 6/2026 USD 9,565,500 (261,889)
Total long contracts (743,407)
Short Contracts
U.S. Treasury Ultra Bond (36) 6/2026 USD (4,196,250) 124,628
Total short contracts 124,628
Net contracts (618,779)
Currency:
USD United States Dollar

NVIT DoubleLine Total Return Tactical Fund - March 31, 2026 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a)
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 12,304,793 $ – $ 12,304,793
Collateralized Mortgage Obligations – 30,204,376 – 30,204,376
Commercial Mortgage-Backed Securities – 9,387,387 – 9,387,387
Corporate Bonds – 13,548,427 – 13,548,427
Foreign Government Securities – 449,743 – 449,743
Futures Contracts 124,628 – – 124,628
Investment Company 1,000,816 – – 1,000,816
Mortgage-Backed Securities – 17,527,291 – 17,527,291
U.S. Treasury Obligations – 19,370,686 – 19,370,686
Total Assets $ 1,125,444 $ 102,792,703 $ – $ 103,918,147
Liabilities:
Futures Contracts $ (743,407) $ – $ – $ (743,407)
Total Liabilities $ (743,407) $ – $ – $ (743,407)
Total $ 382,037 $ 102,792,703 $ – $ 103,174,740

NVIT DoubleLine Total Return Tactical Fund - March 31, 2026 (Unaudited) - Statement of Investments - 19
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Assets: Fair Value
Futures Contracts
Interest rate risk
Unrealized appreciation from futures contracts $ 124,628
Total $ 124,628
Liabilities:
Futures Contracts
Interest rate risk
Unrealized depreciation from futures contracts $ (743,407)
Total $ (743,407)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 4 .1%
Principal
Amount ($) Value ($)
Automobiles 0 .2%
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 575,577 579,306
Equipment Loans & Leases 0 .2%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 501,685 506,446
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 115,087 115,430
621,876
Home Equity 0 .6%
BRAVO Residential Funding
Trust
Series 2024-CES1, Class
A1A, 6.38%, 4/25/2054(a)
(b) 589,204 594,300
Series 2025-CES3, Class
A1B, 5.19%, 12/25/2055(a)
(b) 1,043,406 1,037,670
1,631,970
Other 3 .1%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 483,668 484,090
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 424,447 424,179
FNA LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(c) 1,005,554 1,001,368
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 516,820 460,778
HTS Fund II LLC, Series
2025-1, Class A, 5.35%,
6/23/2045(a) 1,400,000 1,398,767
Progress Residential Trust,
Series 2022-SFR2, Class D,
3.95%, 4/17/2027(a) 1,900,000 1,873,711
RCKTL, Series 2025-
2A, Class B, 4.60%,
11/27/2034(a) 950,000 947,941
Reach Abs Trust, Series
2026-1A, Class B, 4.37%,
2/15/2033(a) 500,000 498,084
Reach ABS Trust
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 163,797 164,060
Series 2025-2A, Class A,
4.93%, 8/18/2032(a) 271,149 272,233
Renew, Series 2018-1, Class
M, 4.45%, 9/20/2053(a) 800,767 735,586
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 325,000 320,916
8,581,713
Total Asset-Backed Securities
(cost $11,471,332)
11,414,865
Collateralized Mortgage Obligations 5 .8%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(c) 91,809 89,981
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(b) 682,714 680,451
Cross Mortgage Trust, Series
2024-H1, Class A1, 6.09%,
12/25/2068(a)(b) 634,632 637,262
FNMA REMICS
Series 2015-92, Class PA,
2.50%, 12/25/2041 1,567,256 1,464,311
Series 2013-59, Class MX,
2.50%, 9/25/2042 5,368,559 5,138,495
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,249,663 1,169,550
GCAT Trust
Series 2024-NQM1, Class
A1, 6.01%, 1/25/2059(a)(b) 750,051 753,092
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(c) 967,273 894,246
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(c) 416,183 402,142
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(c) 1,278,975 1,250,715
OBX Trust
Series 2024-NQM1, Class
A1, 5.93%, 11/25/2063(a)(b) 551,722 553,377
Series 2024-NQM2, Class
A1, 5.88%, 12/25/2063(a)(b) 797,036 799,698
PRPM Trust, Series 2024-
NQM4, Class A3, 6.13%,
12/26/2069(a)(b) 991,929 996,001
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(c) 1,182,106 1,177,780
Total Collateralized Mortgage Obligations
(cost $16,546,328)
16,007,101

NVIT Government Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 21
Commercial Mortgage-Backed Securities 3 .6%
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K-154, Class A2,
4.35%, 1/25/2033(c) 2,800,000 2,786,236
Series K-157, Class A2,
4.20%, 5/25/2033 7,200,000 7,081,006
Total Commercial Mortgage-Backed
Securities
(cost $9,753,562) 9,867,242
Mortgage-Backed Securities 48 .1%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,359,092 1,303,689
Pool# G08881
3.50%, 6/1/2049 905,069 840,380
FHLMC Non Gold Pool Pool#
847558 ,
6.92%, 6/1/2035 (c) 185,500
193,123
FHLMC Pool Gold Pool Pool#
WN5200 ,
4.25%, 1/1/2030 3,902,000
3,900,384
FHLMC UMBS Pool
Pool# SD8025
3.50%, 11/1/2049 2,060,231 1,909,717
Pool# SD8030
3.00%, 12/1/2049 1,131,989 1,007,709
Pool# SD8050
3.00%, 3/1/2050 1,680,580 1,494,481
Pool# SD8080
2.00%, 6/1/2050 2,036,448 1,662,098
Pool# SD8171
1.50%, 10/1/2051 2,614,937 2,020,056
Pool# SD8182
2.00%, 12/1/2051 3,467,494 2,808,332
Pool# SD8199
2.00%, 3/1/2052 4,346,892 3,521,160
Pool# QE0958
2.00%, 3/1/2052 3,248,981 2,629,567
Pool# SD8200
2.50%, 3/1/2052 3,417,686 2,892,204
Pool# QE0799
2.50%, 4/1/2052 2,317,443 1,954,424
Pool# SD8302
6.50%, 2/1/2053 671,660 695,643
Pool# SD6605
5.50%, 9/1/2053 4,072,582 4,114,281
Pool# SD8378
7.00%, 11/1/2053 432,120 454,316
FNMA Pool
Pool# BZ2178
4.41%, 10/1/2029 2,899,000 2,916,066
Pool# BZ5226
4.04%, 10/1/2030 6,064,000 6,007,003
Pool# 745684
6.22%, 4/1/2034(c) 503,387 517,576
Pool# 790760
6.39%, 9/1/2034(c) 226,906 232,774
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 799144
5.91%, 4/1/2035(c) 53,850 54,581
Pool# 822705
6.75%, 4/1/2035(c) 100,792 103,505
Pool# 815217
6.46%, 5/1/2035(c) 378,627 387,449
Pool# 821377
6.51%, 5/1/2035(c) 32,921 33,685
Pool# 783609
6.79%, 5/1/2035(c) 289,750 297,449
Pool# 826181
6.33%, 7/1/2035(c) 472,718 485,273
Pool# 873932
6.31%, 8/1/2036 4,945,161 4,931,224
Pool# 745866
6.23%, 9/1/2036(c) 531,833 549,592
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 6,991,977 6,306,202
Pool# MA3746
4.00%, 8/1/2049 880,709 842,631
Pool# BP5843
2.50%, 5/1/2050 4,537,508 3,836,577
Pool# MA4096
2.50%, 8/1/2050 2,977,284 2,531,021
Pool# MA4119
2.00%, 9/1/2050 3,707,409 3,015,648
Pool# MA4183
2.50%, 11/1/2050 2,492,317 2,117,963
Pool# CB0456
2.50%, 5/1/2051 3,007,294 2,533,758
Pool# FS3885
3.00%, 11/1/2051 2,427,885 2,136,556
Pool# MA4492
2.00%, 12/1/2051 4,247,519 3,440,079
Pool# FS1648
2.50%, 1/1/2052 2,673,148 2,257,170
Pool# MA4577
2.00%, 4/1/2052 11,336,112 9,172,253
Pool# FS1749
2.50%, 4/1/2052 3,646,141 3,084,384
Pool# MA4980
6.00%, 4/1/2053 907,171 928,750
Pool# FS7087
5.50%, 8/1/2053 2,910,117 2,956,450
Pool# FS5738
6.50%, 8/1/2053 4,721,476 4,897,690
Pool# FA3721
5.00%, 9/1/2053 4,380,800 4,354,589
Pool# CB7339
6.00%, 10/1/2053 2,258,113 2,311,310
Pool# MA5189
5.00%, 11/1/2053 1,459,227 1,443,310
Pool# MA5192
6.50%, 11/1/2053 820,788 849,453
Pool# FS8795
6.00%, 8/1/2054 4,598,088 4,690,065
Pool# FA1490
6.00%, 4/1/2055 4,220,607 4,310,471
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 1,434,096 1,456,782

22 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Government Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8571
6.00%, 1/20/2053 946,460 969,644
Pool# MA8647
5.00%, 2/20/2053 1,458,210 1,452,598
Pool# MA8726
5.50%, 3/20/2053 3,187,712 3,235,493
Pool# MA8727
6.00%, 3/20/2053 923,769 945,650
Pool# MA8801
5.50%, 4/20/2053 1,987,539 2,017,330
Pool# MA9018
6.00%, 7/20/2053 795,496 813,699
Pool# MA9490
6.50%, 2/20/2054 878,321 913,987
Pool# MA9543
6.50%, 3/20/2054 1,067,131 1,110,464
Pool# MA9852
6.00%, 8/20/2054 919,720 936,800
Pool# 787508
6.50%, 5/20/2064 1,745,456 1,820,271
Total Mortgage-Backed Securities
(cost $142,213,163)
133,606,789
U.S. Government Agency Securities 7 .7%
FFCB, 3.19%, 3/9/2033 2,475,000 2,299,843
Tennessee Valley Authority
4.38%, 8/1/2034 5,750,000 5,775,231
4.88%, 5/15/2035 13,000,000 13,359,761
Total U.S. Government Agency Securities
(cost $21,088,884)
21,434,835
U.S. Treasury Obligations 24 .8%
U.S. Treasury Bonds
4.63%, 11/15/2045 (d) 1,325,000 1,278,004
2.50%, 2/15/2046 5,150,000 3,553,098
2.25%, 8/15/2046 5,000,000 3,259,180
1.25%, 5/15/2050 (d) 6,000,000 2,847,422
4.25%, 2/15/2054 1,250,000 1,119,726
4.63%, 2/15/2055 2,000,000 1,907,578
4.63%, 11/15/2055 (d) 7,000,000 6,688,281
U.S. Treasury Notes
4.25%, 1/15/2028 4,000,000 4,028,281
3.50%, 1/31/2028 1,000,000 994,297
3.50%, 10/15/2028 3,000,000 2,976,680
3.50%, 1/15/2029 (d) 7,250,000 7,188,262
3.88%, 6/30/2030 3,000,000 2,995,430
3.63%, 9/30/2030 (d) 2,000,000 1,975,078
3.63%, 10/31/2030 (d) 4,000,000 3,948,281
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.63%, 12/31/2030 (d) 9,500,000 9,370,859
3.75%, 1/31/2031 5,500,000 5,453,164
3.88%, 12/31/2032 3,950,000 3,892,756
4.00%, 11/15/2035 5,625,000 5,487,012
Total U.S. Treasury Obligations
(cost $72,163,699)
68,963,389
Short-Term Investment 4 .6%
U.S. Government Agency Security 4 .6%
Resolution Funding Corp.,
2.54%, 1/15/2030(e) 15,000,000 12,897,753
Total Short-Term Investment
(cost $13,714,688)
12,897,753
Total Investments
(cost $286,951,656) — 98.7%
274,191,974
Other assets in excess of
liabilities — 1.3% 3,501,073
NET ASSETS — 100.0%
$ 277,693,047
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $19,649,610 which represents 7.08% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2026.
(d) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $26,893,861, which was collateralized
by $27,748,464 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% - 4.63%, and
maturity dates ranging from 4/30/2026 - 2/15/2056.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities

NVIT Government Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 23
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 79 6/2026 USD 16,388,180 (117,414)
U.S. Treasury Long Bond 20 6/2026 USD 2,277,500 (90,664)
Net contracts (208,078)
Currency:
USD United States Dollar

24 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Government Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Government Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 11,414,865 $ – $ 11,414,865
Collateralized Mortgage Obligations – 16,007,101 – 16,007,101
Commercial Mortgage-Backed Securities – 9,867,242 – 9,867,242
Mortgage-Backed Securities – 133,606,789 – 133,606,789
Short-Term Investment – 12,897,753 – 12,897,753
U.S. Government Agency Securities – 21,434,835 – 21,434,835
U.S. Treasury Obligations – 68,963,389 – 68,963,389
Total Assets $ – $ 274,191,974 $ – $ 274,191,974
Liabilities:
Futures Contracts $ (208,078) $ – $ – $ (208,078)
Total Liabilities $ (208,078) $ – $ – $ (208,078)
Total $ (208,078) $ 274,191,974 $ – $ 273,983,896
Liabilities: Fair Value

26 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Government Bond Fund
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (208,078)
Total $ (208,078)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Loomis Core Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 27
.
Asset-Backed Securities 13 .3%
Principal
Amount ($) Value ($)
Airlines 0 .4%
AASET, Series 2025-
1A, Class A, 5.94%,
2/16/2050(a) 470,577 473,382
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 2,645,948 2,541,950
PK Alift Loan Funding 7 LP,
Series 2025-2, Class A,
4.75%, 3/15/2043(a) 1,127,462 1,121,892
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 3,353,744 3,409,770
Series 2024-1, Class AA,
5.45%, 2/15/2037 2,584,300 2,633,270
Series 2024-1, Class A,
5.88%, 2/15/2037 2,819,236 2,896,631
13,076,895
Automobiles 7 .6%
Ally Auto Receivables Trust
Series 2025-1, Class A3,
3.96%, 3/15/2030 2,010,000 2,007,860
Series 2026-1, Class A3,
3.92%, 10/15/2030 1,680,000 1,670,712
American Credit Acceptance
Receivables Trust
Series 2025-2, Class C,
5.11%, 4/14/2031(a) 3,095,000 3,115,382
Series 2026-1, Class C,
4.55%, 1/12/2033(a) 8,585,000 8,557,527
AutoNation Finance Trust
Series 2025-1A, Class A3,
4.62%, 11/13/2029(a) 2,180,000 2,189,664
Series 2026-1A, Class A3,
4.03%, 8/12/2030(a) 1,640,000 1,634,329
Avis Budget Rental Car
Funding AESOP LLC
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 8,370,000 8,553,873
Series 2026-1A, Class A,
4.28%, 8/20/2030(a) 2,350,000 2,329,664
Series 2025-2A, Class A,
5.12%, 8/20/2031(a) 2,945,000 2,984,963
BMW Vehicle Lease Trust,
Series 2025-1, Class A3,
4.43%, 6/26/2028 1,655,000 1,660,474
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 1,515,000 1,519,320
Bridgecrest Lending Auto
Securitization Trust
Series 2025-2, Class A3,
4.78%, 12/15/2028 6,445,000 6,462,663
Series 2025-3, Class A3,
4.66%, 1/15/2029 3,665,000 3,674,652
Series 2026-1, Class A3,
4.04%, 12/17/2029 1,755,000 1,753,786
Carmax Auto Owner Trust,
Series 2025-4, Class A3,
3.97%, 12/16/2030 2,555,000 2,538,359
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
CarMax Auto Owner Trust,
Series 2025-2, Class A3,
4.48%, 3/15/2030 2,875,000 2,888,617
CarMax Select Receivables
Trust
Series 2024-A, Class A3,
5.40%, 11/15/2028 1,000,000 1,006,072
Series 2025-A, Class A3,
4.77%, 9/17/2029 4,565,000 4,595,028
Carvana Auto Receivables
Trust
Series 2025-P3, Class A3,
4.04%, 11/11/2030 3,558,000 3,547,160
Series 2025-P2, Class A4,
4.75%, 6/10/2031 6,015,000 6,079,576
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 430,532 433,321
Credit Acceptance Auto Loan
Trust
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 11,265,000 11,348,113
Series 2025-2A, Class B,
4.87%, 1/15/2036(a) 3,770,000 3,776,859
Enterprise Fleet Financing
LLC
Series 2025-1, Class A3,
4.82%, 2/20/2029(a) 1,075,000 1,084,302
Series 2025-3, Class A3,
4.46%, 9/20/2029(a) 5,110,000 5,130,041
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 6,558,858 6,568,092
Series 2026-2A, Class A3,
4.45%, 5/15/2030 3,084,000 3,087,486
Series 2025-1A, Class C,
5.09%, 5/15/2031 8,147,000 8,208,133
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A3, 4.69%,
4/15/2030 1,250,000 1,255,775
First Investors Auto Owner
Trust, Series 2025-
1A, Class C, 4.75%,
12/15/2031(a) 4,040,000 4,043,827
Ford Credit Auto Lease Trust
Series 2024-B, Class A3,
4.99%, 12/15/2027 888,354 890,897
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,355,000 1,361,261
Ford Credit Auto Owner Trust,
Series 2024-1, Class A,
4.87%, 8/15/2036(a)(b) 2,482,000 2,517,925
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 798,771 799,626
Series 2025-4A, Class A3,
4.29%, 7/16/2029(a) 1,920,000 1,921,461

28 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2026-1A, Class A3,
3.97%, 11/15/2029(a) 2,350,000 2,341,521
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 1,840,000 1,854,134
GLS Auto Select Receivables
Issuer Trust
Series 2025-4A, Class A2,
4.17%, 2/18/2031(a) 1,662,051 1,657,974
Series 2026-1A, Class A2,
4.05%, 2/17/2032(a) 1,870,000 1,864,828
GLS Auto Select Receivables
Trust
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 939,402 942,980
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 1,865,152 1,866,856
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 1,270,946 1,273,806
Series 2025-1, Class A3,
4.66%, 2/21/2028 1,825,000 1,832,558
Series 2025-3, Class A3,
4.17%, 8/21/2028 4,355,000 4,357,194
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 1,057,775 1,059,604
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 391,034 394,061
Hyundai Auto Lease
Securitization Trust, Series
2026-A, Class A3, 3.97%,
12/15/2028(a) 4,865,000 4,847,582
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 2,110,000 2,117,960
LAD Auto Receivables Trust
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 2,930,000 2,940,550
Series 2025-2A, Class A3,
4.25%, 1/15/2030(a) 7,985,000 7,987,766
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 935,000 941,989
NextGear Floorplan Master
Owner Trust
Series 2025-2A, Class A2,
4.23%, 10/15/2030(a) 2,805,000 2,791,993
Series 2026-1A, Class A2,
4.07%, 2/18/2031(a) 8,010,000 7,932,318
Octane Receivables Trust
Series 2024-3A, Class A2,
4.94%, 5/20/2030(a) 442,089 443,403
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 5,220,000 5,212,686
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Santander Drive Auto
Receivables Trust
Series 2025-3, Class A2,
4.63%, 10/16/2028 2,906,191 2,911,033
Series 2024-5, Class A3,
4.62%, 11/15/2028 905,985 906,922
Series 2025-1, Class A3,
4.74%, 1/16/2029 3,179,974 3,185,694
Series 2024-3, Class A3,
5.63%, 1/16/2029 1,229,469 1,232,792
Series 2025-2, Class A3,
4.67%, 8/15/2029 10,805,000 10,840,788
Series 2025-4, Class A3,
4.17%, 4/15/2030 3,325,000 3,325,594
Series 2025-1, Class C,
5.04%, 3/17/2031 3,081,000 3,109,008
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 1,304,407 1,308,458
SFS Auto Receivables
Securitization Trust
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 910,000 915,902
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 5,965,000 5,992,259
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 5,340,000 5,348,872
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 9,585,000 9,544,071
Toyota Lease Owner Trust,
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 3,830,000 3,811,629
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 870,000 873,577
Veros Auto Receivables Trust,
Series 2026-1, Class A,
4.53%, 8/15/2028(a) 1,076,349 1,076,092
Westlake Automobile
Receivables Trust
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 3,000,000 3,007,039
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 2,675,000 2,685,927
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 1,690,000 1,694,869
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 2,400,000 2,399,761
Series 2026-1A, Class A3,
4.01%, 7/16/2029(a) 4,350,000 4,342,028
Series 2025-1A, Class C,
5.14%, 10/15/2030(a) 1,769,000 1,782,493
Wheels Fleet Lease Funding 1
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 2,742,682 2,762,004
Wheels Fleet Lease Funding
LLC, Series 2025-3A, Class
A1, 4.08%, 9/18/2040(a) 3,605,000 3,585,465

NVIT Loomis Core Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 29
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Auto Receivables
Trust
Series 2024-C, Class A3,
4.43%, 12/17/2029 2,424,000 2,430,253
Series 2025-C, Class A3,
4.08%, 11/15/2030 6,335,000 6,325,345
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,081,268 1,084,612
262,341,050
Consumer Finance 0 .1%
First Investors Auto Owner
Trust, Series 2026-
1A, Class A3, 4.50%,
5/15/2031(a) 4,690,000 4,689,759
Credit Card 0 .5%
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 2,912,000 2,914,636
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 4,000,000 4,001,529
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 8,500,000 8,546,112
15,462,277
Equipment Loans & Leases 0 .3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 26,544 26,563
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 105,377 105,605
DLLAD LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 166,061 166,507
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 1,250,000 1,269,125
OWN Equipment Fund II LLC,
Series 2025-1M, Class A,
5.48%, 9/26/2033(a) 2,281,584 2,278,253
SCF Equipment Leasing LLC
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 1,980,000 2,012,847
Series 2025-2A, Class A3,
4.33%, 6/20/2036(a) 5,125,000 5,099,673
10,958,573
Other 4 .2%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.20%,
7/20/2037(a)(c) 8,500,000 8,505,865
Affirm Master Trust, Series
2025-2A, Class A, 4.67%,
7/15/2033(a) 6,660,000 6,679,664
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Applebee's Funding LLC,
Series 2025-1A, Class A2,
6.72%, 6/7/2055(a) 10,685,000 10,687,375
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
5.09%, 7/18/2037(a)(c) 7,450,000 7,452,920
BHG Securitization Trust,
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 2,381,423 2,394,255
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 9,155,000 9,264,661
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class
DRR, 6.62%, 1/17/2038(a)
(c) 3,269,319 3,169,834
Cerberus Loan Funding
XXXIX LP, Series 2022-
3A, Class AR, 5.07%,
1/15/2033(a)(c) 1,166,372 1,166,410
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 5.45%,
4/15/2034(a)(c) 5,600,000 5,600,633
Compass Datacenters Issuer
III LLC, Series 2025-
1A, Class A2, 5.66%,
2/25/2050(a) 1,300,000 1,306,405
CVS Pass-Through Trust
6.04%, 12/10/2028 1,820,720 1,837,811
6.94%, 1/10/2030 4,251,670 4,377,420
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 2,170,000 2,178,645
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,008,095 3,945,560
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 614,962 617,760
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 180,125 178,676
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 317,950 322,270
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.17%, 4/20/2037(a)(c) 8,500,000 8,501,828
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.10%, 8/15/2037(a)(c) 8,750,000 8,715,490
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,100,617
OneMain Financial Issuance
Trust, Series 2019-
2A, Class A, 3.14%,
10/14/2036(a) 3,625,000 3,565,144

30 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Reach Abs Trust, Series
2026-1A, Class A, 4.32%,
2/15/2033(a) 2,202,445 2,202,714
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 277,512 278,076
Regional Management
Issuance Trust
Series 2024-2, Class A,
5.11%, 12/15/2033(a) 1,865,000 1,872,155
Series 2024-1, Class A,
5.83%, 7/15/2036(a) 929,000 941,866
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,799,937
SEB Funding LLC, Series
2026-1A, Class A2, 6.67%,
1/30/2056(a) 7,790,000 7,711,569
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 6,270,000 6,317,436
SoFi Consumer Loan Program
Trust, Series 2025-2, Class
A, 4.82%, 6/25/2034(a) 1,040,377 1,043,760
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 1,945,661 1,832,616
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 2,290,167 2,160,373
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 3,405,100 3,419,304
Wellington Management CLO
3 Ltd.
Series 2024-3A, Class A1,
5.03%, 7/18/2037(a)(c) 1,350,000 1,350,409
Series 2024-3A, Class B,
5.32%, 7/18/2037(a)(c) 500,000 496,273
Wise CLO Ltd., Series
2024-2A, Class A, 5.13%,
7/15/2037(a)(c) 8,500,000 8,495,903
Zayo Issuer LLC, Series
2025-2A, Class A2, 5.95%,
6/20/2055(a) 7,765,000 7,900,237
145,391,871
Student Loan 0 .2%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 3,344,898 2,993,227
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 3,449,996 3,115,021
6,108,248
Total Asset-Backed Securities
(cost $459,723,941)
458,028,673
Collateralized Mortgage Obligations 0 .6%
Principal
Amount ($) Value ($)
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 22,211 22,979
Series 2025-114, Class AE,
4.50%, 1/25/2056 12,736,169 12,578,908
GNMA REMICS, Series
2023-19, Class WB, 5.64%,
11/20/2051(c) 1,660,747 1,703,032
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(b) 4,393,000 4,411,105
Verus Securitization Trust,
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(c) 2,011,123 1,790,914
Total Collateralized Mortgage Obligations
(cost $20,788,383)
20,506,938
Commercial Mortgage-Backed Securities 1 .9%
ALA Trust, Series 2025-
OANA, Class A, 5.42%,
6/15/2040(a)(c) 1,845,000 1,849,612
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(c) 1,400,000 1,381,146
BANK5, Series 2024-
5YR11, Class A3, 5.89%,
11/15/2057 14,000,000 14,533,772
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 2,600,000 2,704,549
Benchmark Mortgage Trust,
Series 2024-V7, Class A3,
6.23%, 5/15/2056(c) 2,405,000 2,506,177
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.17%,
11/15/2042(a)(c) 4,060,000 4,054,936
BMO Mortgage Trust, Series
2024-5C6, Class A3, 5.32%,
9/15/2057 10,888,000 11,080,536
BX Trust
Series 2024-VLT4, Class A,
5.16%, 6/15/2041(a)(c) 275,000 273,281
Series 2025-DELC, Class A,
5.22%, 12/15/2042(a)(c) 2,260,000 2,261,901
Series 2025-VLT7, Class A,
5.37%, 7/15/2044(a)(c) 8,630,000 8,592,244
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,473,097
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 2,010,000 1,840,440
Extended Stay America Trust
Series 2025-ESH, Class A,
4.97%, 10/15/2042(a)(c) 1,240,000 1,240,000
Series 2026-ESH2, Class A,
4.87%, 2/15/2043(a)(c) 4,715,633 4,715,633

NVIT Loomis Core Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 31
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(c) 125,000 96,888
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.27%,
1/15/2042(a)(c) 3,740,000 3,730,650
NY Commercial Mortgage
Trust, Series 2025-
299P, Class A, 5.66%,
2/10/2047(a)(c) 739,000 765,845
Total Commercial Mortgage-Backed
Securities
(cost $66,262,371) 66,100,707
Corporate Bonds 40 .1%
Aerospace & Defense 0 .4%
Boeing Co. (The) ,
3.25%, 2/1/2035 3,500,000 3,000,062
3.55%, 3/1/2038 1,060,000 878,854
GE Capital Funding LLC ,
4.55%, 5/15/2032 1,207,000 1,203,635
Honeywell Aerospace, Inc. ,
4.95%, 3/16/2036(a) 5,556,000 5,512,680
Rolls-Royce plc ,
5.75%, 10/15/2027(a)(d) 3,620,000 3,676,746
14,271,977
Automobiles 1 .1%
BMW US Capital LLC ,
5.00%, 3/19/2033(a) 10,055,000 9,939,777
General Motors Co. ,
5.63%, 4/15/2030(d) 4,395,000 4,518,737
Hyundai Capital America ,
1.80%, 1/10/2028(a) 672,000 639,983
4.25%, 9/18/2028(a)(d) 2,150,000 2,130,496
5.15%, 3/27/2030(a)(d) 4,920,000 4,972,513
5.00%, 4/7/2031(a) 3,616,000 3,618,293
Mercedes-Benz Finance North
America LLC ,
4.25%, 3/10/2029(a) 11,693,000 11,608,570
37,428,369
Banks 8 .0%
Banco Bilbao Vizcaya
Argentaria SA ,
4.15%, 3/3/2029 6,400,000 6,325,465
Bank of America Corp. ,
(SOFR + 0.87%), 4.46%,
2/6/2032(e) 12,741,000 12,581,540
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(e) 1,855,000 1,871,635
Bank of Nova Scotia (The) ,
(SOFR + 1.09%), 4.34%,
9/15/2031(d)(e) 6,945,000 6,851,996
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc ,
(SOFR + 2.21%), 5.83%,
5/9/2027(e) 8,000,000 8,008,659
(SOFR + 1.51%), 5.21%,
2/24/2037(d)(e) 2,292,000 2,218,165
BNP Paribas SA ,
4.38%, 5/12/2026(a)(d) 8,500,000 8,497,082
(SOFR + 1.29%), 4.92%,
1/15/2034(a)(d)(e) 6,560,000 6,414,505
CaixaBank SA ,
(SOFR + 1.36%), 4.89%,
7/3/2031(a)(d)(e) 4,995,000 5,000,756
Canadian Imperial Bank of
Commerce ,
(SOFR + 1.03%), 4.86%,
3/30/2029(d)(e) 8,935,000 9,006,481
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(e) 12,360,000 12,380,447
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d)(e) 1,336,000 1,375,855
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028(d) 4,660,000 4,687,784
Credit Agricole SA ,
(SOFR + 1.17%), 4.66%,
1/12/2032(a)(e) 11,365,000 11,208,737
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.98%),
5.00%, 3/27/2032(a)(e) 8,815,000 8,836,927
DNB Bank ASA ,
(SOFR + 1.13%), 4.83%,
3/30/2032(a)(e) 10,900,000 10,874,027
Federation des Caisses
Desjardins du Quebec ,
4.57%, 8/26/2030(a)(d) 4,360,000 4,337,357
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d)(e) 1,390,000 1,395,072
HSBC Holdings plc ,
(SOFR + 1.21%), 4.68%,
3/10/2032(e) 9,062,000 8,941,910
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(d)(e) 2,627,000 2,666,813
Huntington National Bank
(The) ,
5.65%, 1/10/2030 2,000,000 2,068,278
ING Groep NV ,
(United States SOFR
Compounded Index
+ 1.61%), 5.42%,
3/23/2037(e) 7,910,000 7,886,911
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
4.45%, 9/23/2031(a)(d)(e) 7,032,000 6,922,027

32 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.60%),
4.24%, 2/10/2030(e) 4,890,000 4,837,329
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(d)(e) 3,540,000 3,577,098
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(d)(e) 8,545,000 8,530,880
Morgan Stanley Private Bank
NA ,
(SOFR + 1.02%), 4.47%,
11/19/2031(e) 9,774,000 9,622,318
NatWest Markets plc ,
4.79%, 3/21/2028(a)(d) 6,360,000 6,402,694
4.89%, 3/27/2031(a) 12,110,000 12,135,063
Norinchukin Bank (The) ,
5.36%, 3/10/2036(a) 4,303,000 4,257,657
Royal Bank of Canada ,
(SOFR + 0.89%), 4.50%,
8/6/2029(e) 13,930,000 13,929,978
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d)(e) 1,280,000 1,319,922
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(d)(e) 3,200,000 3,090,124
Societe Generale SA ,
(SOFR + 1.65%), 5.51%,
5/22/2031(a)(d)(e) 4,778,000 4,877,695
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.77%),
4.30%, 1/13/2030(a)(d)(e) 8,070,000 7,984,800
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
4.53%, 6/5/2032(a)(e) 4,500,000 4,393,801
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.22%), 5.05%,
1/15/2037(d)(e) 2,682,000 2,637,609
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a) 6,340,000 6,358,345
Toronto-Dominion Bank (The) ,
4.41%, 1/13/2031(d) 6,226,000 6,166,107
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(e) 7,125,000 7,124,628
US Bancorp ,
(SOFR + 0.87%), 4.48%,
1/26/2032(d)(e) 2,706,000 2,677,483
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
3.00%, 4/22/2026 5,000,000 4,993,292
(SOFR + 1.07%), 5.71%,
4/22/2028(e) 3,500,000 3,545,148
(SOFR + 0.74%), 4.18%,
1/23/2030(d)(e) 7,491,000 7,424,628
276,245,028
Beverages 0 .2%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 3,485,000 3,557,215
Maple Parent Holdings Corp. ,
5.05%, 3/26/2031(a) 2,004,000 1,995,528
5,552,743
Biotechnology 0 .4%
AbbVie, Inc. ,
4.13%, 3/15/2031(d) 2,344,000 2,309,986
Amgen, Inc. ,
4.05%, 8/18/2029(d) 1,675,000 1,659,318
5.25%, 3/2/2030(d) 1,019,000 1,046,345
5.65%, 2/19/2056(d) 3,785,000 3,669,271
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,773,035
15,457,955
Broadline Retail 0 .6%
Amazon.com, Inc. ,
4.65%, 11/20/2035 4,663,000 4,572,297
5.80%, 3/13/2056 9,341,000 9,333,493
eBay, Inc. ,
4.25%, 3/6/2029 4,020,000 3,998,859
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 1,120,000 1,112,127
19,016,776
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 1,029,273
2.72%, 2/15/2030(d) 3,515,000 3,282,717
4,311,990
Capital Markets 4 .4%
Antares Holdings LP ,
6.35%, 10/23/2029(a)(d) 1,885,000 1,865,918
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030 1,877,000 1,847,470
5.70%, 1/23/2031(a)(d) 1,647,000 1,606,693
Ares Capital Corp. ,
5.25%, 4/12/2031(d) 2,475,000 2,392,556
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030(d) 1,125,000 1,089,172
5.95%, 3/1/2031 3,578,000 3,413,506
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(e) 7,720,000 7,774,909
Bank of New York Mellon
Corp. (The) ,
(SOFR + 0.89%), 4.94%,
2/11/2031(e) 1,537,000 1,557,278

NVIT Loomis Core Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Barings BDC, Inc. ,
5.20%, 9/15/2028 3,582,000 3,499,893
BGC Group, Inc. ,
6.15%, 4/2/2030 1,835,000 1,866,367
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029(d) 2,575,000 2,565,218
Brookfield Asset Management
Ltd. ,
4.65%, 11/15/2030 2,677,000 2,653,245
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 2,870,000 2,710,296
Deutsche Bank AG ,
(SOFR + 1.72%), 5.30%,
5/9/2031(d)(e) 7,520,000 7,597,613
(SOFR + 1.30%), 4.95%,
8/4/2031(d)(e) 3,780,000 3,765,762
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(d)(e) 12,790,000 12,711,079
(SOFR + 1.33%), 4.94%,
10/21/2036(e) 9,131,000 8,842,605
Golub Capital BDC, Inc. ,
7.05%, 12/5/2028 4,821,000 4,930,688
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a) 1,125,000 1,109,472
Hercules Capital, Inc. ,
5.35%, 2/10/2029 3,157,000 3,094,495
HPS Corporate Lending Fund ,
5.45%, 11/15/2030(a)(d) 2,960,000 2,830,458
5.65%, 4/2/2031(a) 3,105,000 2,978,612
Jefferies Financial Group, Inc. ,
5.50%, 2/15/2036(d) 2,680,000 2,572,248
LPL Holdings, Inc. ,
5.15%, 6/15/2030(d) 3,370,000 3,384,662
Main Street Capital Corp. ,
5.40%, 8/15/2028(d) 3,636,000 3,611,971
Marex Group plc ,
5.83%, 5/8/2028(d) 6,085,000 6,150,674
Morgan Stanley ,
3.63%, 1/20/2027(d) 4,000,000 3,983,285
(SOFR + 1.11%), 5.23%,
1/15/2031(d)(e) 2,750,000 2,792,296
(SOFR + 0.95%), 4.49%,
1/16/2032(e) 5,482,000 5,389,838
(SOFR + 1.02%), 1.93%,
4/28/2032(e) 4,630,000 4,013,360
(SOFR + 1.78%), 5.90%,
3/13/2047(e) 4,670,000 4,648,331
MSD Investment Corp. ,
6.25%, 5/31/2030(d) 1,615,000 1,578,916
6.13%, 2/5/2031(a) 1,119,000 1,085,130
Nasdaq, Inc. ,
5.35%, 6/28/2028(d) 1,231,000 1,256,218
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 1,885,000 1,835,705
Nuveen LLC ,
5.55%, 1/15/2030(a) 1,000,000 1,025,454
TPG Operating Group II LP ,
5.38%, 1/15/2036(d) 6,095,000 5,894,497
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d)(e) 10,000,000 10,027,722
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(e) 1,250,000 1,146,345
(SOFR + 1.29%), 4.84%,
11/6/2033(a)(d)(e) 10,538,000 10,365,080
153,465,037
Chemicals 0 .7%
Eastman Chemical Co. ,
4.50%, 2/20/2031 8,515,000 8,325,711
LYB International Finance III
LLC ,
5.13%, 1/15/2031(d) 1,766,000 1,768,149
Mosaic Co. (The) ,
4.35%, 1/15/2029 2,104,000 2,092,864
Syensqo Finance America
LLC ,
5.85%, 6/4/2034(a)(d) 7,891,000 8,053,340
Westlake Corp. ,
6.38%, 11/15/2055 4,730,000 4,660,565
24,900,629
Commercial Services & Supplies 0 .2%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a)(d) 1,088,000 1,098,013
4.64%, 11/24/2030(a)(d) 6,210,000 6,122,446
7,220,459
Construction & Engineering 0 .2%
WSP Global, Inc. ,
5.71%, 9/18/2036(a) 7,739,000 7,669,377
Consumer Finance 2 .4%
AerCap Ireland Capital DAC ,
4.13%, 2/28/2029(d) 7,250,000 7,151,926
Ally Financial, Inc. ,
(SOFR + 1.78%), 5.55%,
7/31/2033(d)(e) 8,917,000 8,758,979
American Express Co. ,
(SOFR + 0.87%), 4.46%,
2/10/2032(d)(e) 10,210,000 10,104,274
American Honda Finance
Corp. ,
4.45%, 1/8/2031(d) 2,040,000 1,999,538
Avolon Holdings Funding Ltd. ,
4.20%, 4/15/2029(a) 2,285,000 2,242,184
4.95%, 10/15/2032(a) 9,059,000 8,823,257
Capital One Financial Corp. ,
(SOFR + 1.15%), 4.72%,
1/30/2032(d)(e) 5,284,000 5,203,862
Ford Motor Credit Co. LLC ,
5.80%, 3/5/2027 2,690,000 2,704,835
5.11%, 5/3/2029 585,000 579,442
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 3,625,000 3,638,067

34 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 7,100,000 7,060,944
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(e) 1,205,000 1,204,002
(SOFR + 1.53%), 4.95%,
2/25/2032(e) 1,305,000 1,266,506
Takeoff Merger Sub, Inc. ,
4.50%, 3/24/2029(a)(d) 11,340,000 11,267,018
Toyota Motor Credit Corp. ,
4.65%, 9/3/2032 5,123,000 5,084,988
Series B, 4.60%,
3/11/2033(d) 4,285,000 4,218,822
81,308,644
Consumer Staples Distribution & Retail 0 .2%
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 7,725,000 7,670,970
Containers & Packaging 0 .5%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 4,994,000 5,024,163
5.13%, 3/12/2036(d) 3,185,000 3,096,516
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 3,615,000 3,703,968
Sonoco Products Co. ,
4.60%, 9/1/2029(d) 4,680,000 4,666,449
16,491,096
Diversified REITs 0 .6%
Equinix Europe 2 Financing
Corp. LLC ,
4.60%, 11/15/2030 2,960,000 2,932,397
GLP Capital LP ,
5.63%, 3/1/2036 3,232,000 3,143,437
Simon Property Group LP ,
4.30%, 1/15/2031 8,167,000 8,048,857
VICI Properties LP ,
4.75%, 4/1/2028 2,675,000 2,677,724
Vornado Realty LP ,
2.15%, 6/1/2026 3,400,000 3,380,828
20,183,243
Diversified Telecommunication Services 0 .5%
AT&T, Inc. ,
4.35%, 3/1/2029(d) 2,955,000 2,957,648
2.55%, 12/1/2033(d) 8,073,000 6,831,674
Comcast Corp. ,
3.30%, 2/1/2027 2,740,000 2,719,693
2.65%, 2/1/2030(d) 3,905,000 3,657,013
2.94%, 11/1/2056 3,432,000 1,901,208
Sprint Capital Corp. ,
6.88%, 11/15/2028(d) 195,000 206,175
18,273,411
Electric Utilities 3 .2%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 2,439,259 2,257,900
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 9,525,000 9,463,591
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 2,315,000 2,328,784
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 4,385,000 4,480,609
Electricite de France SA ,
5.70%, 5/23/2028(a)(d) 779,000 797,616
ENEL Finance International
NV ,
4.38%, 9/30/2030(a)(d) 7,245,000 7,115,690
Entergy Arkansas LLC ,
5.75%, 1/15/2056 2,855,000 2,793,429
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a)(d) 3,140,000 2,874,887
Evergy, Inc. ,
4.25%, 3/15/2029 3,885,000 3,855,340
Exelon Corp. ,
4.95%, 3/15/2036 6,605,000 6,406,026
Fells Point Funding Trust ,
3.05%, 1/31/2027(a)(d) 6,825,000 6,748,094
Idaho Power Co. ,
4.85%, 3/1/2036(d) 3,055,000 2,990,209
Indiana Michigan Power Co. ,
5.60%, 3/15/2056 4,030,000 3,887,202
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 2,309,000 2,292,924
ITC Holdings Corp. ,
5.50%, 4/15/2036(a) 2,185,000 2,191,463
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 3,675,000 3,792,131
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027 4,095,000 4,114,756
1.90%, 6/15/2028 2,320,000 2,199,925
NSTAR Electric Co. ,
4.85%, 3/1/2030(d) 1,175,000 1,190,174
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(d) 1,840,000 1,855,587
6.10%, 1/15/2029 3,640,000 3,766,603
PacifiCorp ,
4.25%, 3/15/2029 4,695,000 4,641,798
5.10%, 4/15/2031(d) 1,711,000 1,715,335
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 472,000 462,452
Public Service Co. of
Colorado ,
4.15%, 3/13/2029(d) 2,310,000 2,303,391
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 3,450,000 3,454,523
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,138,805
5.15%, 6/1/2029 4,418,000 4,480,064
Virginia Electric and Power
Co. ,
4.95%, 3/15/2036(d) 3,797,000 3,701,289
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 6,000,000 5,945,100

NVIT Loomis Core Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Xcel Energy, Inc. ,
4.75%, 3/21/2028 1,520,000 1,527,802
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
5.75%, 12/3/2056(e) 1,950,000 1,903,547
109,677,046
Electronic Equipment, Instruments & Components 0 .2%
Jabil, Inc. ,
4.20%, 2/1/2029 2,880,000 2,845,062
TD SYNNEX Corp. ,
4.30%, 1/17/2029 3,540,000 3,500,665
6,345,727
Energy Equipment & Services 0 .1%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 4,389,000 4,355,272
Financial Services 1 .0%
Apollo Global Management,
Inc. ,
5.15%, 8/12/2035(d) 2,275,000 2,203,349
Atlas Warehouse Lending Co.
LP ,
4.95%, 11/15/2030(a) 3,465,000 3,398,889
Block Financial LLC ,
5.38%, 9/15/2032 4,705,000 4,566,192
Fidelity National Information
Services, Inc. ,
4.80%, 3/10/2031 5,904,000 5,857,661
Global Payments, Inc. ,
4.88%, 11/15/2030(d) 9,107,000 8,943,445
Lseg US Fin Corp. ,
5.25%, 3/23/2036(a) 5,577,000 5,522,232
Western Union Co. (The) ,
4.75%, 6/15/2029 3,524,000 3,492,612
33,984,380
Food Products 0 .5%
Campbell's Co. (The) ,
4.55%, 3/21/2031(d) 8,125,000 7,877,004
JBS NV ,
3.63%, 1/15/2032 641,000 593,752
6.25%, 3/1/2056(d) 5,239,000 5,135,796
McCormick & Co., Inc. ,
4.15%, 2/15/2029(d) 2,240,000 2,218,265
15,824,817
Gas Utilities 0 .1%
Brooklyn Union Gas Co.
(The) ,
6.42%, 7/18/2054(a) 2,870,000 2,917,919
Ground Transportation 0 .6%
Ashtead Capital, Inc. ,
4.38%, 8/15/2027(a) 2,500,000 2,485,436
4.00%, 5/1/2028(a)(d) 6,500,000 6,411,378
4.25%, 11/1/2029(a)(d) 1,730,000 1,694,335
Burlington Northern Santa Fe
LLC ,
5.55%, 3/15/2056 2,850,000 2,763,200
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Canadian Pacific Railway Co. ,
4.00%, 3/15/2029 2,741,000 2,711,025
Fedex Freight Holding Co.,
Inc. ,
4.65%, 3/15/2031(a) 5,412,000 5,319,265
21,384,639
Health Care Equipment & Supplies 0 .5%
Abbott Laboratories ,
5.50%, 3/15/2056(d) 12,806,000 12,556,630
GE HealthCare Technologies,
Inc. ,
4.15%, 12/15/2028 1,858,000 1,845,866
4.80%, 8/14/2029(d) 1,741,000 1,756,820
16,159,316
Health Care Providers & Services 0 .5%
CVS Health Corp. ,
1.75%, 8/21/2030(d) 4,080,000 3,598,922
Elevance Health, Inc. ,
4.00%, 9/15/2028(d) 7,730,000 7,662,870
HCA, Inc. ,
5.38%, 9/1/2026 690,000 690,536
3.13%, 3/15/2027 1,099,000 1,084,882
5.63%, 9/1/2028(d) 145,000 147,877
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030 3,050,000 2,761,338
15,946,425
Health Care REITs 0 .2%
Healthpeak OP LLC ,
3.25%, 7/15/2026(d) 1,025,000 1,021,412
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030(d) 5,060,000 5,080,551
6,101,963
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
4.25%, 12/15/2028 1,415,000 1,398,230
Hotels, Restaurants & Leisure 0 .4%
Airbnb, Inc. ,
4.65%, 3/16/2031(d) 2,449,000 2,443,481
Brightstar Lottery plc ,
5.25%, 1/15/2029(a)(d) 4,145,000 4,111,442
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 6,405,000 6,488,405
13,043,328
Independent Power and Renewable Electricity Producers
0 .1%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a)(d) 1,770,000 1,863,705
Industrial REITs 0 .1%
LXP Industrial Trust ,
6.75%, 11/15/2028 1,878,000 1,968,927
2.38%, 10/1/2031 471,000 408,797
2,377,724

36 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 4 .2%
American National Global
Funding ,
4.63%, 12/15/2028(a) 2,296,000 2,278,370
5.25%, 6/3/2030(a) 5,725,000 5,701,669
American National Group,
Inc. ,
6.00%, 7/15/2035(d) 2,593,000 2,527,880
Athene Global Funding ,
4.83%, 5/9/2028(a)(d) 5,105,000 5,086,737
5.38%, 1/7/2030(a) 1,130,000 1,131,792
Brighthouse Financial Global
Funding ,
5.65%, 6/10/2029(a)(d) 4,150,000 4,178,276
CNO Global Funding ,
4.38%, 9/8/2028(a) 5,400,000 5,353,963
4.70%, 12/11/2030(a)(d) 3,619,000 3,570,429
F&G Global Funding ,
4.65%, 9/8/2028(a) 1,193,000 1,178,009
4.50%, 1/9/2029(a) 8,005,000 7,841,120
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 3,575,000 3,538,710
GA Global Funding Trust ,
5.50%, 4/1/2032(a) 3,658,000 3,606,812
Grand River Funding Trust I ,
6.31%, 2/15/2036(a)(d) 1,311,000 1,322,584
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a) 5,745,000 5,742,151
4.55%, 9/9/2030(a) 5,015,000 4,912,981
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a)(d) 4,860,000 4,860,703
4.20%, 1/12/2029(a)(d) 3,215,000 3,179,034
MassMutual Global Funding II ,
4.95%, 1/10/2030(a)(d) 4,628,000 4,677,575
MetLife, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.82%),
5.85%, 3/15/2056(d)(e) 2,665,000 2,615,676
New York Life Global Funding ,
4.15%, 7/25/2028(a) 8,595,000 8,566,733
Nippon Life Insurance Co. ,
4.75%, 4/2/2031(a) 2,823,000 2,830,063
NLG Global Funding ,
5.40%, 1/23/2030(a) 390,000 398,795
4.35%, 9/15/2030(a) 8,335,000 8,186,434
Pacific Life Global Funding II ,
4.85%, 2/10/2030(a) 4,620,000 4,660,801
Pine Street Trust III ,
6.22%, 5/15/2054(a)(d) 2,995,000 2,990,535
Pricoa Global Funding I ,
4.75%, 8/26/2032(a)(d) 5,655,000 5,585,859
Progressive Corp. (The) ,
5.15%, 3/26/2036 4,880,000 4,886,881
Protective Life Corp. ,
4.70%, 1/15/2031(a)(d) 3,414,000 3,381,108
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Reinsurance Group of
America, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.34%),
6.38%, 9/15/2056(d)(e) 1,382,000 1,335,843
RGA Global Funding ,
4.60%, 11/25/2030(a) 5,539,000 5,474,136
Sammons Financial Group
Global Funding ,
4.95%, 6/12/2030(a)(d) 7,675,000 7,677,412
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a)(d) 7,637,000 7,207,509
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 5,358,000 5,356,260
4.70%, 12/10/2032(a) 3,612,000 3,517,619
145,360,459
Interactive Media & Services 0 .3%
Alphabet, Inc. ,
4.10%, 2/15/2031(d) 6,297,000 6,253,242
Meta Platforms, Inc. ,
5.63%, 11/15/2055 4,150,000 3,890,170
10,143,412
IT Services 0 .5%
CGI, Inc. ,
4.95%, 3/14/2030 7,584,000 7,623,289
Gartner, Inc. ,
5.60%, 11/20/2035(d) 9,075,000 8,607,964
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026(d) 1,054,000 1,036,894
17,268,147
Leisure Products 0 .1%
Hasbro, Inc. ,
4.65%, 3/12/2031 2,400,000 2,370,049
Polaris, Inc. ,
5.60%, 3/1/2031 2,330,000 2,309,130
4,679,179
Machinery 0 .3%
CNH Industrial Capital LLC ,
4.75%, 3/21/2028(d) 3,065,000 3,077,835
4.50%, 10/16/2030(d) 2,980,000 2,941,847
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a)(d) 5,230,000 5,196,064
11,215,746
Media 0 .2%
Charter Communications
Operating LLC ,
3.70%, 4/1/2051 3,165,000 1,958,866
Omnicom Group, Inc. ,
5.00%, 6/2/2033(d) 3,502,000 3,420,511
Paramount Global ,
5.85%, 9/1/2043 3,570,000 2,478,533
7,857,910

NVIT Loomis Core Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0 .3%
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 3,050,000 3,092,293
5.51%, 4/1/2036(a) 8,655,000 8,673,736
11,766,029
Multi-Utilities 0 .3%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,282,437
DTE Energy Co. ,
4.95%, 7/1/2027(d) 2,513,000 2,529,253
NiSource, Inc. ,
5.25%, 3/30/2028(d) 485,000 492,646
San Diego Gas & Electric Co. ,
Series EEEE, 5.95%,
3/15/2056(d) 2,320,000 2,326,211
Southern Co. Gas Capital
Corp. ,
3.25%, 6/15/2026(d) 1,250,000 1,247,531
Series 20-A, 1.75%,
1/15/2031(d) 3,120,000 2,736,745
10,614,823
Office REITs 0 .1%
Cousins Properties LP ,
4.88%, 3/1/2033(d) 2,195,000 2,113,279
Oil, Gas & Consumable Fuels 1 .3%
Aker BP ASA ,
6.00%, 6/13/2033(a) 1,000,000 1,041,695
APA Corp. ,
6.75%, 2/15/2055 2,770,000 2,775,688
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 791,523
Chevron USA, Inc. ,
4.69%, 4/15/2030 4,990,000 5,067,561
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 660,798
Enterprise Products Operating
LLC ,
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(d)(e) 2,500,000 2,477,709
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,962,561
ONEOK, Inc. ,
3.25%, 6/1/2030(d) 2,270,000 2,140,269
5.80%, 11/1/2030 1,209,000 1,258,276
6.25%, 10/15/2055(d) 3,387,000 3,320,454
Plains All American Pipeline
LP ,
5.60%, 1/15/2036(d) 2,960,000 2,969,592
South Bow USA Infrastructure
Holdings LLC ,
5.03%, 10/1/2029(d) 1,876,000 1,888,087
Targa Resources Corp. ,
6.13%, 5/15/2055(d) 768,000 751,907
6.05%, 5/15/2056 1,699,000 1,642,579
Targa Resources Partners LP ,
5.00%, 1/15/2028 1,500,000 1,499,123
4.88%, 2/1/2031(d) 1,266,000 1,263,999
Valero Energy Partners LP ,
4.50%, 3/15/2028(d) 320,000 320,066
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Var Energi ASA ,
5.00%, 5/18/2027(a)(d) 3,815,623 3,832,602
7.50%, 1/15/2028(a) 1,000,000 1,046,073
Williams Cos., Inc. (The) ,
5.95%, 3/15/2056(d) 4,212,000 4,145,389
43,855,951
Other Specialized Funds 0 .2%
Prologis Targeted US Logistics
Fund LP ,
4.63%, 3/15/2033(a)(d) 7,670,000 7,458,850
Passenger Airlines 0 .2%
Air Canada ,
3.88%, 8/15/2026(a)(d) 2,510,000 2,497,489
Southwest Airlines Co. ,
4.38%, 11/15/2028 2,690,000 2,655,136
United Airlines, Inc. ,
4.63%, 4/15/2029(a)(d) 3,032,000 2,974,768
8,127,393
Pharmaceuticals 0 .1%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 1,335,000 1,386,600
Merck & Co., Inc. ,
4.95%, 9/15/2035(d) 3,202,000 3,208,057
4,594,657
Professional Services 0 .1%
Jacobs Solutions, Inc. ,
4.75%, 3/3/2031 4,862,000 4,793,944
Residential REITs 0 .3%
Camden Property Trust ,
4.90%, 2/28/2036(d) 3,570,000 3,462,555
Mid-America Apartments LP ,
4.65%, 1/15/2033(d) 6,842,000 6,719,650
10,182,205
Retail REITs 0 .3%
Kite Realty Group LP ,
4.00%, 10/1/2026 1,256,000 1,252,470
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 2,124,000 2,123,625
Realty Income Corp. ,
4.75%, 4/15/2033 3,970,000 3,916,053
Regency Centers LP ,
4.50%, 3/15/2033 1,360,000 1,326,186
8,618,334
Semiconductors & Semiconductor Equipment 0 .4%
Analog Devices, Inc. ,
4.25%, 6/15/2028 6,925,000 6,935,949
Intel Corp. ,
5.20%, 2/10/2033(d) 588,000 592,605
Microchip Technology, Inc. ,
5.05%, 2/15/2030 2,025,000 2,042,527
NXP BV ,
4.30%, 8/19/2028 3,580,000 3,562,707
13,133,788
Software 0 .7%
Oracle Corp. ,
2.95%, 4/1/2030 1,000,000 912,837

38 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
5.95%, 9/26/2055(d) 8,104,000 6,817,658
6.70%, 2/4/2056 5,265,000 4,886,465
Roper Technologies, Inc. ,
4.25%, 9/15/2028 1,880,000 1,867,735
Salesforce, Inc. ,
5.55%, 3/15/2036 6,226,000 6,206,633
VMware LLC ,
2.20%, 8/15/2031(d) 2,540,000 2,229,400
22,920,728
Specialized REITs 0 .6%
Crown Castle, Inc. ,
3.70%, 6/15/2026 3,870,000 3,863,788
CubeSmart LP ,
3.13%, 9/1/2026 3,125,000 3,108,613
EPR Properties ,
4.75%, 12/15/2026 3,408,000 3,405,943
4.50%, 6/1/2027 385,000 383,376
4.95%, 4/15/2028 340,000 339,545
3.75%, 8/15/2029(d) 140,000 134,054
4.75%, 11/15/2030 5,327,000 5,199,094
Extra Space Storage LP ,
5.70%, 4/1/2028 1,213,000 1,238,538
2.35%, 3/15/2032 1,535,000 1,317,098
18,990,049
Specialty Retail 0 .2%
AutoNation, Inc. ,
4.45%, 1/15/2029 3,535,000 3,505,611
Home Depot, Inc. (The) ,
2.88%, 4/15/2027(d) 3,200,000 3,160,670
6,666,281
Technology Hardware, Storage & Peripherals 0 .2%
Hewlett Packard Enterprise
Co. ,
5.25%, 4/1/2033 6,605,000 6,565,804
Textiles, Apparel & Luxury Goods 0 .1%
PVH Corp. ,
5.50%, 6/13/2030(d) 4,966,000 5,002,892
Tobacco 0 .3%
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 4,103,149
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a)(d) 5,970,000 5,974,402
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 1,816,000 1,887,506
11,965,057
Trading Companies & Distributors 0 .2%
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a)(d) 1,525,000 1,502,768
5.13%, 4/10/2030(a)(d) 3,765,000 3,784,614
5,287,382
Transportation Infrastructure 0 .1%
Sydney Airport Finance Co.
Pty. Ltd. ,
5.25%, 3/26/2036(a) 3,370,000 3,342,088
Corporate Bonds
Principal
Amount ($) Value ($)
Water Utilities 0 .3%
American Water Capital Corp. ,
5.20%, 4/1/2036 12,035,000 12,059,668
Wireless Telecommunication Services 0 .2%
SoftBank Corp. ,
4.70%, 7/9/2030(a)(d) 3,376,000 3,354,412
T-Mobile USA, Inc. ,
2.40%, 3/15/2029 2,561,000 2,416,399
2.88%, 2/15/2031 550,000 507,167
3.30%, 2/15/2051 2,660,000 1,740,916
8,018,894
Total Corporate Bonds
(cost $1,402,093,289)
1,383,451,144
Foreign Government Security 0 .1%
MEXICO 0 .1%
United Mexican States ,
5.38%, 3/22/2033 4,670,000 4,560,255
Total Foreign Government Security
(cost $4,653,898)
4,560,255
Mortgage-Backed Securities 24 .6%
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 322,269 304,601
Pool# Q08997
3.50%, 6/1/2042 176,413 167,125
Pool# Q19480
4.00%, 6/1/2043 663,402 640,271
Pool# V80509
4.00%, 10/1/2043 85,176 82,312
Pool# Q29697
3.50%, 11/1/2044 224,822 211,489
Pool# G07961
3.50%, 3/1/2045 188,616 177,351
Pool# V82196
4.50%, 1/1/2046 80,731 79,746
Pool# G61281
3.50%, 1/1/2048 529,199 493,484
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 6,176,185 5,699,765
Pool# SB0861
2.50%, 2/1/2037 4,196,236 3,974,506
Pool# SB8260
5.00%, 10/1/2038 2,802,153 2,823,788
Pool# SD8018
4.00%, 10/1/2049 1,356,874 1,298,208
Pool# QA7325
3.00%, 2/1/2050 860,705 767,637
Pool# QA6750
3.00%, 2/1/2050 85,488 76,316
Pool# QA8311
3.00%, 3/1/2050 767,160 687,320
Pool# RA2650
3.00%, 5/1/2050 748,940 669,514

NVIT Loomis Core Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8084
3.00%, 8/1/2050 6,344,321 5,627,983
Pool# SD7535
2.50%, 2/1/2051 17,721,243 15,217,364
Pool# QB9401
2.00%, 3/1/2051 1,676,676 1,374,560
Pool# QC2992
2.50%, 6/1/2051 16,248,307 13,771,791
Pool# SD1372
2.50%, 9/1/2051 17,427,768 14,771,264
Pool# RA5910
3.50%, 9/1/2051 5,866,521 5,415,302
Pool# SD8178
2.50%, 11/1/2051 5,779,098 4,897,781
Pool# SD8181
1.50%, 12/1/2051 6,451,131 4,985,429
Pool# RA6433
2.50%, 12/1/2051 8,505,713 7,158,642
Pool# SD8199
2.00%, 3/1/2052 51,834,800 41,988,306
Pool# SD3771
2.50%, 3/1/2052 11,575,103 9,865,835
Pool# SD8200
2.50%, 3/1/2052 11,392,287 9,640,681
Pool# SD1607
2.50%, 3/1/2052 8,909,550 7,685,738
Pool# QE0799
2.50%, 4/1/2052 7,724,811 6,514,748
Pool# SD1011
2.50%, 4/1/2052 6,786,706 5,730,551
Pool# SD8213
3.00%, 5/1/2052 3,928,688 3,458,561
Pool# SD5351
3.00%, 6/1/2052 10,221,097 9,184,693
Pool# SD1042
3.00%, 6/1/2052 3,591,505 3,229,427
Pool# SD5726
3.00%, 7/1/2052 7,462,564 6,632,516
Pool# SD1440
3.50%, 7/1/2052 5,111,988 4,713,932
Pool# SD2254
3.50%, 7/1/2052 1,410,266 1,301,529
Pool# QE6924
4.00%, 8/1/2052 6,461,155 6,110,380
Pool# SD8244
4.00%, 9/1/2052 2,124,106 2,013,178
Pool# SD1716
5.00%, 9/1/2052 6,593,281 6,614,372
Pool# SD1686
5.50%, 9/1/2052 6,609,422 6,743,915
Pool# SD8255
3.50%, 10/1/2052 3,461,723 3,177,175
Pool# SD1853
5.50%, 11/1/2052 2,910,369 2,984,936
Pool# SD8288
5.00%, 1/1/2053 24,734,547 24,515,516
Pool# SD8302
6.50%, 2/1/2053 1,119,433 1,159,405
Pool# SD8309
6.00%, 3/1/2053 1,065,965 1,092,265
Pool# SD2921
4.50%, 5/1/2053 12,518,477 12,193,206
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8338
4.00%, 6/1/2053 4,149,289 3,919,906
Pool# SL2686
2.50%, 10/1/2053 4,327,110 3,651,405
Pool# SD4084
5.50%, 10/1/2053 6,909,115 6,985,234
Pool# SD6706
4.50%, 1/1/2054 17,131,004 16,572,623
Pool# RJ1975
6.00%, 7/1/2054 2,420,488 2,489,838
Pool# RJ2655
5.00%, 10/1/2054 6,217,463 6,178,395
Pool# SD6767
6.00%, 10/1/2054 13,732,986 14,080,169
Pool# SL0046
6.00%, 1/1/2055 7,429,597 7,643,287
Pool# SL1788
5.50%, 6/1/2055 7,614,102 7,763,460
Pool# SL2854
6.50%, 9/1/2055 8,614,232 8,907,071
Pool# RQ0055
5.00%, 10/1/2055 8,724,505 8,610,522
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,157,186 2,151,519
Pool# 468516
5.17%, 6/1/2028 731,880 736,647
Pool# 468127
5.70%, 5/1/2041 1,002,069 1,049,329
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 6,261,876 5,768,231
Pool# CA9439
2.50%, 3/1/2036 12,496,448 11,892,251
Pool# CB3424
3.00%, 5/1/2037 5,438,174 5,242,514
Pool# FS4267
4.50%, 3/1/2038 1,757,203 1,760,626
Pool# AH9471
4.50%, 4/1/2041 177,722 175,885
Pool# AH4038
4.50%, 4/1/2041 138,693 137,259
Pool# AI3506
4.50%, 6/1/2041 6,566 6,498
Pool# FS3014
5.00%, 10/1/2042 9,725,295 9,849,971
Pool# AL2866
3.50%, 11/1/2042 3,961,136 3,738,124
Pool# AQ9328
3.50%, 1/1/2043 66,543 62,755
Pool# AB9046
3.50%, 4/1/2043 398,862 375,705
Pool# AT2021
3.50%, 4/1/2043 275,623 260,019
Pool# AR9398
3.50%, 6/1/2043 607,125 571,242
Pool# AB9864
3.50%, 7/1/2043 142,643 134,303
Pool# AS0212
3.50%, 8/1/2043 610,489 574,032
Pool# AS0210
3.50%, 8/1/2043 372,291 350,445

40 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AU3742
3.50%, 8/1/2043 211,185 198,924
Pool# AU6857
4.00%, 9/1/2043 223,317 215,306
Pool# AU4386
4.00%, 10/1/2043 63,975 61,747
Pool# AS1559
4.00%, 1/1/2044 385,886 371,970
Pool# AW2478
4.50%, 6/1/2044 78,990 77,860
Pool# AL6432
4.00%, 1/1/2045 400,467 385,713
Pool# AS5175
3.50%, 6/1/2045 379,276 356,142
Pool# AS6464
3.50%, 1/1/2046 349,470 327,698
Pool# BC0180
4.00%, 1/1/2046 1,846,789 1,774,831
Pool# AS7908
3.00%, 9/1/2046 4,083,935 3,683,602
Pool# AS8483
3.00%, 12/1/2046 1,766,338 1,585,998
Pool# MA2863
3.00%, 1/1/2047 2,775,329 2,501,121
Pool# AS8784
3.00%, 2/1/2047 1,804,301 1,619,086
Pool# BE7557
3.50%, 2/1/2047 3,131,865 2,931,924
Pool# BM2003
4.00%, 10/1/2047 2,612,533 2,503,714
Pool# BJ3716
3.50%, 12/1/2047 1,638,109 1,525,803
Pool# MA3210
3.50%, 12/1/2047 675,165 626,375
Pool# BM3355
3.50%, 2/1/2048 1,077,950 1,005,729
Pool# MA3305
3.50%, 3/1/2048 3,397,918 3,154,780
Pool# CA2208
4.50%, 8/1/2048 725,014 708,718
Pool# CA2469
4.00%, 10/1/2048 684,771 655,818
Pool# MA3745
3.50%, 8/1/2049 3,676,482 3,408,281
Pool# BO8947
3.00%, 1/1/2050 514,541 460,063
Pool# FM4334
3.00%, 4/1/2050 1,107,710 990,421
Pool# FS2253
3.50%, 4/1/2050 5,656,946 5,202,685
Pool# CA5689
3.00%, 5/1/2050 1,593,427 1,428,323
Pool# BP9581
2.50%, 8/1/2050 1,027,901 881,312
Pool# FM5316
2.00%, 12/1/2050 1,324,951 1,078,202
Pool# BR4515
2.00%, 2/1/2051 1,934,900 1,582,803
Pool# BR4029
2.00%, 2/1/2051 1,676,432 1,377,138
Pool# BR4051
2.00%, 2/1/2051 1,370,625 1,124,780
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BR2667
2.00%, 2/1/2051 1,149,351 942,577
Pool# FM7151
2.00%, 5/1/2051 737,051 601,549
Pool# FM7189
2.50%, 5/1/2051 2,135,055 1,835,807
Pool# FS3080
3.00%, 5/1/2051 7,282,479 6,542,087
Pool# FM7398
2.50%, 6/1/2051 11,703,321 10,128,316
Pool# FM7738
2.50%, 6/1/2051 1,663,309 1,418,097
Pool# FM8178
2.50%, 7/1/2051 1,231,068 1,043,325
Pool# CB1038
2.50%, 7/1/2051 1,013,341 864,135
Pool# FS2041
2.00%, 8/1/2051 7,124,432 5,777,498
Pool# FS3391
2.50%, 8/1/2051 4,640,037 3,998,471
Pool# FP0012
3.00%, 8/1/2051 3,089,643 2,766,580
Pool# FM9563
3.00%, 10/1/2051 10,819,357 9,624,300
Pool# FS5928
2.50%, 1/1/2052 9,470,762 8,045,189
Pool# CB2665
3.00%, 1/1/2052 12,956,687 11,397,166
Pool# CB3040
2.00%, 3/1/2052 6,537,382 5,287,807
Pool# BU8883
3.00%, 3/1/2052 16,005,077 14,080,278
Pool# FS5448
3.00%, 3/1/2052 10,302,702 9,240,507
Pool# FS2122
3.00%, 3/1/2052 4,469,708 3,941,339
Pool# MA4577
2.00%, 4/1/2052 16,194,446 13,103,218
Pool# FS1380
3.50%, 4/1/2052 6,218,874 5,770,921
Pool# MA4600
3.50%, 5/1/2052 3,412,968 3,132,622
Pool# FS1855
4.00%, 5/1/2052 5,792,614 5,511,464
Pool# FS1804
4.00%, 5/1/2052 5,736,673 5,466,799
Pool# FS6731
3.00%, 6/1/2052 10,308,939 9,251,501
Pool# FS2074
3.00%, 6/1/2052 4,065,352 3,639,885
Pool# MA4654
3.50%, 7/1/2052 12,436,793 11,415,880
Pool# FS2513
4.00%, 7/1/2052 5,446,926 5,165,043
Pool# FS2323
4.00%, 7/1/2052 4,767,922 4,526,192
Pool# FS2293
4.50%, 7/1/2052 13,579,617 13,233,461
Pool# FS2257
4.50%, 7/1/2052 2,530,641 2,466,444
Pool# BV8011
3.00%, 8/1/2052 7,709,539 6,783,972

NVIT Loomis Core Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4733
4.50%, 9/1/2052 15,252,546 14,785,199
Pool# FS2790
5.00%, 9/1/2052 9,462,872 9,418,639
Pool# MA4805
4.50%, 11/1/2052 4,719,244 4,573,189
Pool# MA4839
4.00%, 12/1/2052 4,186,177 3,951,916
Pool# MA4933
3.50%, 2/1/2053 1,997,113 1,832,554
Pool# MA4980
6.00%, 4/1/2053 2,419,124 2,476,668
Pool# FS4736
6.50%, 5/1/2053 4,282,521 4,438,925
Pool# DA1019
6.50%, 9/1/2053 378,385 391,829
Pool# FS7835
5.50%, 10/1/2053 7,799,120 7,853,467
Pool# MA5248
6.50%, 1/1/2054 3,239,981 3,349,613
Pool# MA5273
6.50%, 2/1/2054 2,086,301 2,158,080
Pool# CB8628
6.00%, 6/1/2054 3,533,401 3,656,139
Pool# FS8585
5.50%, 7/1/2054 15,056,938 15,363,327
Pool# FS9717
6.00%, 7/1/2054 4,897,411 5,026,268
Pool# CB8858
6.00%, 7/1/2054 2,975,403 3,059,292
Pool# FS8795
6.00%, 8/1/2054 14,560,613 14,851,873
Pool# FS9406
6.00%, 8/1/2054 3,777,674 3,870,215
Pool# FS9008
5.50%, 9/1/2054 6,134,146 6,250,122
Pool# FS9980
6.00%, 9/1/2054 10,908,719 11,178,428
Pool# FS9012
6.00%, 9/1/2054 779,640 805,063
Pool# CB9361
5.00%, 10/1/2054 12,423,300 12,323,439
Pool# MA5499
6.50%, 10/1/2054 5,832,478 6,033,272
Pool# FA0470
6.00%, 1/1/2055 9,470,134 9,755,560
Pool# DF3697
5.50%, 11/1/2055 3,533,549 3,562,548
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 336,644 319,069
Pool# MA0783
3.50%, 2/20/2043 420,395 395,830
Pool# MA2892
3.50%, 6/20/2045 20,770 19,556
Pool# MA3663
3.50%, 5/20/2046 242,321 226,948
Pool# MA3803
3.50%, 7/20/2046 114,770 107,312
Pool# MA4262
3.50%, 2/20/2047 9,785 9,203
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4510
3.50%, 6/20/2047 369,446 348,437
Pool# MA4586
3.50%, 7/20/2047 251,236 236,017
Pool# MA4837
3.50%, 11/20/2047 434,209 408,038
Pool# MA4962
3.50%, 1/20/2048 255,152 239,145
Pool# MA6542
3.50%, 3/20/2050 276,400 258,040
Pool# BT6867
3.00%, 5/20/2050 2,789,010 2,494,861
Pool# MA6994
2.00%, 11/20/2050 8,358,931 6,909,251
Pool# MA7590
3.00%, 9/20/2051 8,708,529 7,781,085
Pool# MA7705
2.50%, 11/20/2051 12,334,717 10,618,877
Pool# MA8099
3.50%, 6/20/2052 6,062,158 5,606,757
Pool# MA8349
5.50%, 10/20/2052 6,565,134 6,668,768
Pool# MA8429
5.50%, 11/20/2052 2,737,819 2,781,129
Pool# MA8430
6.00%, 11/20/2052 2,520,331 2,583,086
Pool# MA8571
6.00%, 1/20/2053 1,112,091 1,139,332
Pool# MA8726
5.50%, 3/20/2053 9,244,365 9,382,930
Pool# MA8727
6.00%, 3/20/2053 1,928,367 1,974,043
Pool# MA8950
6.50%, 6/20/2053 1,803,325 1,879,881
Pool# MA9608
7.00%, 4/20/2054 1,495,049 1,559,656
Pool# MA9852
6.00%, 8/20/2054 3,448,948 3,513,000
Total Mortgage-Backed Securities
(cost $875,048,729)
848,798,852
Municipal Bonds 0 .4%
California 0 .1%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,561,218
District of Columbia 0 .2%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 6,000,000 7,057,929
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 8.00%, 10/1/2047 2,000,000 2,447,074
9,505,003

42 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Michigan 0 .1%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,706,054
Total Municipal Bonds
(cost $17,388,060)
15,772,275
U.S. Treasury Obligations 17 .5%
U.S. Treasury Bonds
1.75%, 8/15/2041 12,661,900 8,465,173
2.00%, 11/15/2041 18,000,000 12,448,125
2.38%, 2/15/2042 55,000,000 40,079,102
3.25%, 5/15/2042 11,500,000 9,475,820
3.13%, 2/15/2043 23,000,000 18,415,273
3.88%, 5/15/2043 18,000,000 15,953,203
4.63%, 5/15/2044 58,097,000 56,342,743
3.00%, 11/15/2044 30,860,000 23,629,598
4.63%, 11/15/2044 54,195,000 52,440,014
4.75%, 2/15/2045 16,215,000 15,932,504
4.88%, 8/15/2045 33,223,000 33,113,987
2.25%, 8/15/2046 7,000,000 4,562,852
1.25%, 5/15/2050 75,000,000 35,592,773
2.25%, 2/15/2052 54,800,000 33,025,563
2.88%, 5/15/2052 6,375,000 4,421,162
4.50%, 11/15/2054 68,078,100 63,599,837
4.63%, 2/15/2055 3,661,000 3,491,822
4.75%, 5/15/2055 15,775,000 15,360,290
4.63%, 11/15/2055 37,619,000 35,943,779
U.S. Treasury Notes
4.25%, 5/15/2035 9,595,000 9,569,513
4.00%, 11/15/2035 115,836,000 112,994,398
Total U.S. Treasury Obligations
(cost $650,669,097)
604,857,531
Repurchase Agreements 2 .3%
BNP Paribas Securities
Corp.
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $27,002,738,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
4/30/2026 - 11/15/2052;
total market value
$27,540,003. (f) 27,000,000 27,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $943,859,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$962,736. (f) 943,763 943,763
MetLife, Inc.
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $50,005,083,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$51,025,602. (f) 50,000,000 50,000,000
Total Repurchase Agreements
(cost $77,943,763)
77,943,763
Total Investments
(cost $3,574,571,531) — 100.8%
3,480,020,138
Liabilities in excess of other
assets — (0.8)% (27,202,606)
NET ASSETS — 100.0%
$ 3,452,817,532

NVIT Loomis Core Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 43
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $895,305,954 which represents 25.93% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2026.
(d) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $290,846,694, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $77,943,763 and by $220,930,709 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$298,874,472.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2026.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $77,943,763.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

44 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Loomis Core Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 45
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 458,028,673 $ – $ 458,028,673
Collateralized Mortgage Obligations – 20,506,938 – 20,506,938
Commercial Mortgage-Backed Securities – 66,100,707 – 66,100,707
Corporate Bonds – 1,383,451,144 – 1,383,451,144
Foreign Government Security – 4,560,255 – 4,560,255
Mortgage-Backed Securities – 848,798,852 – 848,798,852
Municipal Bonds – 15,772,275 – 15,772,275
Repurchase Agreements – 77,943,763 – 77,943,763
U.S. Treasury Obligations – 604,857,531 – 604,857,531
Total $ – $ 3,480,020,138 $ – $ 3,480,020,138

46 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of March 31, 2026, the Fund had no open option contracts.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

NVIT Loomis Core Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 47
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2026 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of March 31, 2026, the Fund had no open swap contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the

48 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2026, the Fund had no open futures contracts.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Loomis Short Term High Yield Fund - March 31, 2026 (Unaudited) - Statement of Investments - 49
Asset-Backed Securities 13.2%
Principal
Amount ($) Value ($)
Airlines 0.3%
WAVE LLC, Series 2019-
1, Class A, 3.60%,
9/15/2044(a) 201,023 197,192
Automobiles 4.0%
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-2A, Class D,
7.26%, 10/20/2027(a) 500,000 501,854
Series 2023-1A, Class C,
6.23%, 4/20/2029(a) 300,000 303,743
Series 2023-4A, Class D,
7.31%, 6/20/2029(a) 220,000 223,131
Carmax Select Receivables
Trust, Series 2025-B, Class
E, 6.89%, 9/15/2032(a) 145,000 145,054
Carvana Auto Receivables
Trust
Series 2024-N1, Class D,
6.30%, 5/10/2030(a) 500,000 509,746
Series 2025-P2, Class D,
5.99%, 6/10/2033 475,000 481,747
Hertz Vehicle Financing III
LLC, Series 2025-3A, Class
C, 6.13%, 12/26/2029(a) 115,000 115,808
Huntington Bank Auto Credit-
Linked Notes
Series 2024-1, Class C,
6.82%, 5/20/2032(a)(b) 188,688 190,374
Series 2025-2, Class C,
6.02%, 9/20/2033(a)(b) 200,087 200,416
Lendbuzz Securitization Trust,
Series 2026-1A, Class D,
6.86%, 2/15/2033(a) 63,658 64,120
PenFed Auto Receivables
Owner Trust, Series
2025-A, Class D, 5.07%,
10/17/2033(a) 500,000 495,272
3,231,265
Equipment Loans & Leases 1.0%
MetroNet Infrastructure Issuer
LLC, Series 2025-4A, Class
C, 7.11%, 12/20/2055(a) 350,000 347,214
OWN Equipment Fund III LLC,
Series 2025-2M, Class C,
8.77%, 3/27/2034(a) 482,487 488,869
836,083
Other 7.9%
Anchorage Capital CLO
15 Ltd., Series 2020-
15A, Class DR2, 7.09%,
7/20/2038(a)(b) 250,000 250,080
BHG Securitization Trust,
Series 2025-2CON, Class
E, 7.76%, 9/17/2036(a) 400,000 399,874
DataBank Issuer II LLC,
Series 2025-1A, Class B,
5.67%, 9/27/2055(a) 350,000 336,393
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
EDI ABS Issuer LLC, Series
2025-1A, Class B, 4.55%,
7/25/2055(a) 300,000 277,272
FF Asset Securitization LLC,
Series 2025-1A, Class B,
7.22%, 12/17/2031(a) 100,000 99,446
Foundation Finance Trust,
Series 2025-2A, Class E,
8.35%, 4/15/2052(a) 350,000 344,747
Global SC Finance X Ltd.,
Series 2025-1H, Class A,
6.17%, 9/20/2045(a) 231,935 233,280
Kapitus Asset Securitization
V LLC
Series 2025-1A, Class B,
5.95%, 4/10/2032(a) 500,000 498,771
Series 2025-1A, Class C,
7.40%, 4/10/2032(a) 350,000 348,448
OHA Credit Funding 21 Ltd.,
Series 2025-21A, Class D2,
7.70%, 10/20/2038(a)(b) 310,000 298,505
OnDeck Asset Securitization
Trust IV LLC, Series
2023-1A, Class B, 8.25%,
8/19/2030(a) 350,000 350,795
Planet Fitness Master Issuer
LLC, Series 2022-1A, Class
A2II, 4.01%, 12/5/2051(a) 96,000 89,573
QTS Issuer ABS II LLC, Series
2025-1A, Class B, 5.78%,
10/5/2055(a) 160,000 154,760
RCO VIII Mortgage LLC,
Series 2025-3, Class A2,
8.84%, 5/25/2030(a)(c) 395,000 395,759
RCO X Mortgage LLC, Series
2026-1, Class A1, 5.54%,
3/25/2031(a)(c) 150,000 149,535
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 350,000 356,219
Silver Point CLO 12 Ltd.,
Series 2025-12A, Class D1,
6.63%, 10/15/2038(a)(b) 250,000 240,540
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 512,101 494,025
Sunrun Vulcan Issuer LLC,
Series 2021-1A, Class A,
2.46%, 1/30/2052(a) 415,398 382,507
Symetra CLO Ltd., Series
2025-1A, Class E, 9.42%,
4/20/2038(a)(b) 300,000 292,734
TMCL VII Holdings Ltd.,
Series 2025-1H, Class A,
6.43%, 7/23/2050(a) 319,230 318,788
6,312,051
Total Asset-Backed Securities
(cost $10,635,526)
10,576,591

50 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term High Yield Fund
Collateralized Mortgage Obligations 1.3%
Principal
Amount ($) Value ($)
CAFL Issuer LLC, Series
2026-R1, Class A2, 10.05%,
3/25/2036(a)(c) 500,000 493,209
NYMT Loan Trust, Series
2024-BPL3, Class M1,
6.90%, 9/25/2039(a)(b) 230,000 230,569
PRPM LLC, Series 2025-
2, Class A2, 9.56%,
5/25/2030(a)(c) 350,000 348,963
Total Collateralized Mortgage Obligations
(cost $1,080,597)
1,072,741
Commercial Mortgage-Backed Securities 1.6%
BPR Trust
Series 2021-NRD, Class C,
6.10%, 12/15/2038(a)(b) 35,000 34,750
Series 2021-NRD, Class D,
7.40%, 12/15/2038(a)(b) 20,000 19,839
BX Trust, Series 2025-
DELC, Class D, 6.27%,
12/15/2042(a)(b) 100,000 99,750
CSMC OA LLC, Series 2014-
USA, Class E, 4.37%,
9/15/2037(a) 350,000 276,445
Extended Stay America Trust,
Series 2026-ESH2, Class E,
6.57%, 2/15/2043(a)(b) 425,992 426,924
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 400,000 310,040
GS Mortgage Securities Trust,
Series 2011-GC5, Class C,
5.56%, 8/10/2044(a)(b) 15,237 14,857
WFRBS Commercial
Mortgage Trust, Series
2013-C15, Class B, 4.15%,
8/15/2046(b) 86,133 83,722
Total Commercial Mortgage-Backed
Securities
(cost $1,239,454) 1,266,327
Common Stock 0.0%
†
Shares
Media 0.0%
†
Audacy, Inc. *^∞ 936 0
Total Common Stock
(cost $634,091)
0
Corporate Bonds 73.5%
Principal
Amount ($)
Aerospace & Defense 1.2%
TransDigm, Inc. ,
6.75%, 8/15/2028(a) 983,000 994,934
Corporate Bonds
Principal
Amount ($) Value ($)
Automobile Components 2.8%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 640,000 636,033
American Axle &
Manufacturing, Inc. ,
5.00%, 10/1/2029 343,000 327,203
Icahn Enterprises LP ,
5.25%, 5/15/2027 676,000 662,417
ZF North America Capital,
Inc. ,
6.88%, 4/14/2028(a) 630,000 639,011
2,264,664
Automobiles 2.3%
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 1,842,000 1,829,668
Chemicals 1.7%
Chemours Co. (The) ,
5.75%, 11/15/2028(a) 538,000 532,687
SK Invictus Intermediate II
Sarl ,
5.00%, 10/30/2029(a) 854,000 832,965
1,365,652
Commercial Services & Supplies 2.0%
GFL Environmental, Inc. ,
4.00%, 8/1/2028(a) 1,625,000 1,579,697
Construction & Engineering 0.5%
Arcosa, Inc. ,
4.38%, 4/15/2029(a) 435,000 419,662
Consumer Finance 0.9%
Navient Corp. ,
6.75%, 6/15/2026 689,000 690,633
Consumer Staples Distribution & Retail 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(d) 100,000 0
Diversified Telecommunication Services 1.2%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 666,000 665,247
Flash Compute LLC ,
7.25%, 12/31/2030(a) 282,000 283,915
949,162
Electric Utilities 0.7%
NRG Energy, Inc. ,
5.25%, 6/15/2029(a) 550,000 544,532
Electrical Equipment 0.8%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 689,000 664,857
Energy Equipment & Services 1.3%
Oceaneering International,
Inc. ,
6.00%, 2/1/2028 431,000 432,753
WBI Operating LLC ,
6.25%, 10/15/2030(a) 622,000 625,707
1,058,460

NVIT Loomis Short Term High Yield Fund - March 31, 2026 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services 2.8%
Block, Inc. ,
2.75%, 6/1/2026 488,000 485,775
Burford Capital Global
Finance LLC ,
6.25%, 4/15/2028(a) 629,000 591,606
Freedom Mortgage Corp. ,
6.63%, 1/15/2027(a) 867,000 865,833
Midcap Financial Issuer Trust ,
6.50%, 5/1/2028(a) 315,000 305,671
2,248,885
Food Products 1.2%
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 1,005,000 993,206
Gas Utilities 0.6%
AmeriGas Partners LP ,
5.75%, 5/20/2027 517,000 519,094
Health Care Equipment & Supplies 2.4%
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 1,080,000 1,054,095
Hologic, Inc. ,
4.63%, 2/1/2028(a) 914,000 912,629
1,966,724
Health Care Providers & Services 2.0%
Molina Healthcare, Inc. ,
4.38%, 6/15/2028(a) 1,630,000 1,576,150
Hotels, Restaurants & Leisure 7.6%
1011778 BC ULC ,
3.88%, 1/15/2028(a) 1,205,000 1,177,862
4.38%, 1/15/2028(a) 800,000 788,794
Genting New York LLC ,
7.25%, 10/1/2029(a) 420,000 421,690
Hilton Domestic Operating
Co., Inc. ,
3.75%, 5/1/2029(a) 176,000 168,475
Hilton Worldwide Finance
LLC ,
4.88%, 4/1/2027 1,475,000 1,474,089
Kingpin Intermediate Holdings
LLC ,
7.25%, 10/15/2032(a) 435,000 384,355
Marriott Ownership Resorts,
Inc. ,
4.75%, 1/15/2028 645,000 634,856
Penn Entertainment, Inc. ,
6.75%, 4/1/2031(a) 241,000 234,064
Six Flags Entertainment Corp. ,
6.50%, 10/1/2028 421,000 420,317
Travel + Leisure Co. ,
6.63%, 7/31/2026(a) 410,000 410,348
6,114,850
Household Durables 0.4%
Taylor Morrison Communities,
Inc. ,
5.75%, 1/15/2028(a) 344,000 344,889
Insurance 5.9%
Acrisure LLC ,
4.25%, 2/15/2029(a) 530,000 500,235
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Alliant Holdings Intermediate
LLC ,
4.25%, 10/15/2027(a) 1,485,000 1,455,385
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a) 620,000 623,590
APH Somerset Investor 2
LLC ,
7.88%, 11/1/2029(a) 524,000 473,838
Baldwin Insurance Group
Holdings LLC ,
7.13%, 5/15/2031(a) 810,000 814,106
Howden UK Refinance plc ,
8.13%, 2/15/2032(a) 255,000 238,922
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.13%, 12/15/2051(a)(e) 625,000 610,566
4,716,642
IT Services 0.8%
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 620,000 617,473
Media 7.7%
DirecTV Financing LLC ,
5.88%, 8/15/2027(a) 839,000 838,116
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 1,375,000 1,363,207
DISH Network Corp. ,
11.75%, 11/15/2027(a) 1,255,000 1,292,958
EchoStar Corp. ,
10.75%, 11/30/2029 1,150,000 1,242,288
Neptune Bidco US, Inc. ,
9.29%, 4/15/2029(a) 400,000 401,111
Paramount Global ,
4.20%, 6/1/2029 416,000 397,245
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062(e) 870,000 635,100
6,170,025
Metals & Mining 2.3%
Commercial Metals Co. ,
4.13%, 1/15/2030 820,000 781,220
Fortescue Treasury Pty. Ltd. ,
4.50%, 9/15/2027(a) 1,049,000 1,038,745
1,819,965
Oil, Gas & Consumable Fuels 9.5%
Chord Energy Corp. ,
6.00%, 10/1/2030(a) 385,000 390,109
Crescent Energy Finance
LLC ,
7.75%, 7/31/2029(a) 612,000 616,590
CVR Energy, Inc. ,
7.88%, 2/15/2034(a) 335,000 336,174
Expand Energy Corp. ,
7.00%, 10/1/2024(d) 200,000 20

52 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 905,000 910,807
5.13%, 6/15/2028(a) 349,000 347,974
PBF Holding Co. LLC ,
6.00%, 2/15/2028 320,000 318,545
SM Energy Co. ,
6.75%, 9/15/2026 625,000 625,409
5.00%, 10/15/2026(a) 1,250,000 1,247,962
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a) 1,391,000 1,422,605
9.50%, 2/1/2029(a) 308,000 333,039
Venture Global Plaquemines
LNG LLC ,
6.13%, 12/15/2030(a) 1,049,000 1,078,819
7,628,053
Passenger Airlines 0.8%
United Airlines Holdings, Inc. ,
4.88%, 3/1/2029 678,000 663,139
Pharmaceuticals 2.0%
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 1,571,000 1,567,386
Professional Services 1.5%
TriNet Group, Inc. ,
3.50%, 3/1/2029(a) 1,357,000 1,230,097
Semiconductors & Semiconductor Equipment 1.3%
Entegris, Inc. ,
4.38%, 4/15/2028(a) 1,070,000 1,052,394
Software 5.0%
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 1,325,000 1,285,813
6.25%, 9/15/2034(a) 280,000 275,389
GoTo Group, Inc. ,
5.50%, 5/1/2028(a) 245,000 191,644
Open Text Corp. ,
3.88%, 2/15/2028(a) 660,000 635,490
3.88%, 12/1/2029(a) 910,000 813,225
PTC, Inc. ,
4.00%, 2/15/2028(a) 855,000 833,332
4,034,893
Specialized REITs 1.1%
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 850,000 848,359
Specialty Retail 1.2%
Global Auto Holdings Ltd. ,
8.38%, 1/15/2029(a) 290,000 264,924
Michaels Cos., Inc. (The) ,
8.50%, 3/15/2033(a) 60,000 58,410
PetSmart LLC ,
7.50%, 9/15/2032(a) 660,000 663,214
986,548
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 2.0%
United Rentals North America,
Inc. ,
4.88%, 1/15/2028 1,580,000 1,573,140
Total Corporate Bonds
(cost $59,237,584)
59,033,833
Loan Participations 6.7%
Broadline Retail 0.7%
Evergreen Acqco 1 LP, First
Lien Term Loan, (CME Term
SOFR 3 Month + 3.00%),
6.69%, 9/17/2032 (e) 213,583 213,673
StubHub Holdco Sub LLC,
First Lien Term Loan B,
(CME Term SOFR 1 Month
+ 4.75%), 8.42%, 3/15/2030
(e) 349,826 343,487
557,160
0
Building Products 1.6%
Quikrete Holdings, Inc., First
Lien Term Loan B3, (CME
Term SOFR 1 Month +
2.25%), 5.92%, 2/10/2032
(e) 1,285,263 1,282,050
0
Chemicals 1.1%
Mativ Holdings, Inc., First Lien
Term Loan B, (CME Term
SOFR 12 Month + 4.25%),
7.72%, 3/28/2033 (e) 520,000 499,200
SCIL IV LLC, First Lien Term
Loan B2, (CME Term SOFR
6 Month + 4.00%), 7.79%,
11/8/2032 (e) 389,025 386,839
886,039
0
Consumer Staples Distribution & Retail 0.4%
Northeast Grocery, Inc., First
Lien Term Loan, (CME Term
SOFR 3 Month + 7.50%),
11.15%, 12/5/2028 (e) 274,531 274,874
0
Financial Services 0.9%
Azorra SOAR Finance Ltd.,
First Lien Term Loan, (CME
Term SOFR 3 Month +
2.50%), 6.17%, 10/18/2029
(e) 713,195 712,896
0
Health Care Providers & Services 0.4%
US Fertility Enterprises LLC,
First Lien Term Loan, (CME
Term SOFR 3 Month +
3.50%), 7.17%, 12/10/2032
(e) 303,947 302,808
0

NVIT Loomis Short Term High Yield Fund - March 31, 2026 (Unaudited) - Statement of Investments - 53
Loan Participations
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.5%
Entain Holdings (Gibraltar)
Ltd., First Lien Term Loan
B, (CME Term SOFR 3
Month + 2.25%), 5.95%,
10/31/2029 (e) 427,837 427,370
0
Insurance 1.0%
Ardonagh Group Finco Pty.
Ltd., First Lien Term Loan B,
(CME Term SOFR 6 Month
+ 2.75%), 6.37%, 2/18/2031
(e) 854,636 833,808
0
Software 0.1%
Darktrace Finco US LLC, First
Lien Term Loan, (CME Term
SOFR 3 Month + 3.25%),
6.90%, 10/9/2031 (e) 69,648 66,523
0
Total Loan Participations
(cost $5,364,639) 5,343,528
Warrants 0.0%
†
Number of
Warrants
Media 0.0%
†
Audacy, Inc., expiring
9/30/2028 *^∞ 189 0
Audacy, Inc., expiring
12/31/2049 *^∞ 1,135 0
Total Warrants
(cost $0)
0
Short-Term Investment 0.4%
Principal
Amount ($)
U.S. Treasury Obligation 0.4%
U.S. Treasury Bills, 3.54%,
4/7/2026(f) 353,000 352,787
Total Short-Term Investment
(cost $352,794)
352,787
Total Investments
(cost $78,544,685) — 96.7%
77,645,807
Other assets in excess of
liabilities — 3.3% 2,646,976
NET ASSETS — 100.0%
$ 80,292,783
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $57,933,394 which represents 72.15% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2026.
(d) Security in default.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2026.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
CLO Collateralized Loan Obligations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

54 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term High Yield Fund
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 29 6/2026 USD 6,015,914 (31,900)
Total long contracts (31,900)
Short Contracts
U.S. Treasury 5 Year Note (69) 6/2026 USD (7,464,398) 107,363
Total short contracts 107,363
Net contracts 75,463
Currency:
USD United States Dollar

NVIT Loomis Short Term High Yield Fund - March 31, 2026 (Unaudited) - Statement of Investments - 55
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

56 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term High Yield Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 10,576,591 $ – $ 10,576,591
Collateralized Mortgage Obligations – 1,072,741 – 1,072,741
Commercial Mortgage-Backed Securities – 1,266,327 – 1,266,327
Common Stock – – – –
Corporate Bonds
Aerospace & Defense – 994,934 – 994,934
Automobile Components – 2,264,664 – 2,264,664
Automobiles – 1,829,668 – 1,829,668
Chemicals – 1,365,652 – 1,365,652
Commercial Services & Supplies – 1,579,697 – 1,579,697
Construction & Engineering – 419,662 – 419,662
Consumer Finance – 690,633 – 690,633
Consumer Staples Distribution & Retail – – – –
Diversified Telecommunication Services – 949,162 – 949,162
Electric Utilities – 544,532 – 544,532
Electrical Equipment – 664,857 – 664,857
Energy Equipment & Services – 1,058,460 – 1,058,460
Financial Services – 2,248,885 – 2,248,885
Food Products – 993,206 – 993,206
Gas Utilities – 519,094 – 519,094
Health Care Equipment & Supplies – 1,966,724 – 1,966,724
Health Care Providers & Services – 1,576,150 – 1,576,150
Hotels, Restaurants & Leisure – 6,114,850 – 6,114,850
Household Durables – 344,889 – 344,889
Insurance – 4,716,642 – 4,716,642
IT Services – 617,473 – 617,473
Media – 6,170,025 – 6,170,025
Metals & Mining – 1,819,965 – 1,819,965
Oil, Gas & Consumable Fuels – 7,628,052 – 7,628,052
Passenger Airlines – 663,139 – 663,139
Pharmaceuticals – 1,567,386 – 1,567,386
Professional Services – 1,230,097 – 1,230,097
Semiconductors & Semiconductor
Equipment – 1,052,394 – 1,052,394
Software – 4,034,893 – 4,034,893
Specialized REITs – 848,360 – 848,360
Specialty Retail – 986,548 – 986,548
Trading Companies & Distributors – 1,573,140 – 1,573,140
Total Corporate Bonds $ – $ 59,033,833 $ – $ 59,033,833
Futures Contracts 107,363 – – 107,363
Loan Participations – 5,343,528 – 5,343,528
Short-Term Investment – 352,787 – 352,787
Warrants – – – –
Total Assets $ 107,363 $ 77,645,807 $ – $ 77,753,170
Liabilities:
Futures Contracts $ (31,900) $ – $ – $ (31,900)
Total Liabilities $ (31,900) $ – $ – $ (31,900)
Total $ 75,463 $ 77,645,807 $ – $ 77,721,270
As of March 31, 2026, the Fund held one common stock investment, one corporate bond investment and two warrants investments that were categorized as Level 3 investments which were each valued at $0.

NVIT Loomis Short Term High Yield Fund - March 31, 2026 (Unaudited) - Statement of Investments - 57
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 107,363
Total $ 107,363
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (31,900)
Total $ (31,900)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

58 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities 22 .2%
Principal
Amount ($) Value ($)
Airlines 0 .2%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 836,830 803,939
PK Alift Loan Funding 7 LP,
Series 2025-2, Class A,
4.75%, 3/15/2043(a) 391,545 389,611
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 976,819 993,137
Series 2019-2, Class B,
3.50%, 5/1/2028 65,487 63,987
Volofin Finance Designated
Activity Co., Series 2024-
1A, Class A, 5.94%,
6/15/2037(a) 697,127 706,120
2,956,794
Automobiles 16 .1%
Ally Auto Receivables Trust
Series 2025-1, Class A3,
3.96%, 3/15/2030 1,335,000 1,333,579
Series 2026-1, Class A3,
3.92%, 10/15/2030 1,200,000 1,193,365
American Credit Acceptance
Receivables Trust
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 555,355 556,581
Series 2025-2, Class C,
5.11%, 4/14/2031(a) 1,030,000 1,036,783
Series 2026-1, Class C,
4.55%, 1/12/2033(a) 2,370,000 2,362,416
AmeriCredit Automobile
Receivables Trust
Series 2024-1, Class A3,
5.43%, 1/18/2029 2,464,397 2,479,137
Series 2023-2, Class B,
5.84%, 7/18/2029 5,365,000 5,441,809
Series 2026-1, Class A3,
4.15%, 11/18/2032(a) 4,710,000 4,695,106
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 218,394 219,420
AutoNation Finance Trust
Series 2025-1A, Class A2,
4.72%, 4/10/2028(a) 685,130 686,026
Series 2026-1A, Class A3,
4.03%, 8/12/2030(a) 1,145,000 1,141,041
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 3,920,000 3,948,000
Series 2025-1A, Class A,
4.80%, 8/20/2029(a) 295,000 297,044
Series 2026-1A, Class A,
4.28%, 8/20/2030(a) 780,000 773,250
BMW Vehicle Lease Trust
Series 2025-1, Class A3,
4.43%, 6/26/2028 1,115,000 1,118,687
Series 2025-2, Class A3,
3.97%, 9/25/2028 3,945,000 3,939,674
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 348,325 350,094
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 1,000,000 1,002,852
Bridgecrest Lending Auto
Securitization Trust
Series 2024-3, Class B,
5.37%, 10/16/2028 635,000 636,792
Series 2025-2, Class A3,
4.78%, 12/15/2028 1,365,000 1,368,741
Series 2025-3, Class A3,
4.66%, 1/15/2029 905,000 907,384
Series 2026-1, Class A3,
4.04%, 12/17/2029 1,220,000 1,219,156
Capital One Prime Auto
Receivables Trust
Series 2024-1, Class A2A,
4.61%, 10/15/2027 75,642 75,671
Series 2023-2, Class A3,
5.82%, 6/15/2028 1,761,451 1,777,519
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 1,741,375 1,745,756
Series 2025-2, Class A2A,
4.59%, 7/17/2028 1,115,254 1,117,275
Series 2024-4, Class A3,
4.60%, 10/15/2029 925,000 929,854
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 2,975,000 2,994,569
Carvana Auto Receivables
Trust
Series 2024-P2, Class A3,
5.33%, 7/10/2029 1,166,583 1,174,250
Series 2024-P4, Class A3,
4.64%, 1/10/2030 949,020 951,811
Series 2025-P2, Class A3,
4.55%, 8/12/2030 1,710,000 1,716,344
Series 2025-P3, Class A3,
4.04%, 11/11/2030 1,370,000 1,365,826
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 2,748,334 2,771,571
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 1,760,000 1,760,604
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 1,348,498 1,350,438
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 451,341 455,845
Citizens Auto Receivables
Trust
Series 2024-1, Class A3,
5.11%, 4/17/2028(a) 605,230 607,599
Series 2024-2, Class A3,
5.33%, 8/15/2028(a) 1,402,331 1,408,129

NVIT Loomis Short Term Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 59
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 6,143,036 6,161,942
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 555,000 568,412
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 630,000 634,648
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 1,670,000 1,673,231
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 536,433 537,919
Series 2025-3, Class A2,
4.50%, 4/20/2028(a) 1,255,000 1,257,967
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 1,665,000 1,683,962
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 816,296 820,292
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 515,941 517,916
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 2,138,758 2,141,769
Series 2025-4A, Class A3,
4.39%, 9/17/2029 360,000 360,482
Series 2026-2A, Class A3,
4.45%, 5/15/2030 1,090,000 1,091,232
Series 2024-4A, Class C,
5.48%, 8/15/2030 555,000 561,072
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A2, 4.83%,
10/16/2028 240,851 241,272
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 1,695,568 1,707,061
First Investors Auto Owner
Trust, Series 2025-
1A, Class C, 4.75%,
12/15/2031(a) 1,345,000 1,346,274
Flagship Credit Auto Trust,
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,341,062
Ford Credit Auto Lease Trust
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,735,000 1,743,017
Series 2026-A, Class A3,
4.00%, 7/15/2029 1,335,000 1,331,114
Ford Credit Auto Owner Trust,
Series 2023-B, Class A3,
5.23%, 5/15/2028 1,032,292 1,036,864
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 997,539 1,000,597
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GLS Auto Receivables Issuer
Trust
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 1,635,000 1,641,155
Series 2026-1A, Class A3,
3.97%, 11/15/2029(a) 680,000 677,546
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 610,000 614,686
GLS Auto Select Receivables
Issuer Trust, Series 2025-
4A, Class A2, 4.17%,
2/18/2031(a) 1,104,804 1,102,094
GLS Auto Select Receivables
Trust
Series 2023-2A, Class A2,
6.37%, 6/15/2028(a) 145,061 145,305
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 1,222,106 1,232,346
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 653,200 654,479
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 1,201,257 1,205,831
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 344,150 347,010
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 723,662 724,323
GM Financial Automobile
Leasing Trust
Series 2024-3, Class A3,
4.21%, 10/20/2027 1,506,561 1,507,062
Series 2025-1, Class A3,
4.66%, 2/21/2028 2,315,000 2,324,588
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A3,
4.47%, 2/16/2028 450,851 451,228
Series 2023-4, Class A3,
5.78%, 8/16/2028 1,312,631 1,323,845
Series 2026-1, Class A2A,
3.77%, 3/16/2029 735,000 733,352
Harley-Davidson Motorcycle
Trust
Series 2023-B, Class A3,
5.69%, 8/15/2028 877,310 883,654
Series 2024-A, Class A3,
5.37%, 3/15/2029 2,393,988 2,416,851
Series 2023-B, Class A4,
5.78%, 4/15/2031 1,460,000 1,481,016
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 2,490,000 2,515,722
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 1,540,000 1,561,557
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 1,565,000 1,529,898

60 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Honda Auto Receivables
Owner Trust
Series 2023-2, Class A3,
4.93%, 11/15/2027 789,969 791,920
Series 2023-3, Class A3,
5.41%, 2/18/2028 1,396,137 1,403,296
Series 2023-4, Class A3,
5.67%, 6/21/2028 539,918 544,611
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 1,462,047 1,472,422
Hyundai Auto Lease
Securitization Trust, Series
2026-A, Class A2A, 3.85%,
5/15/2028(a) 1,815,000 1,811,617
Hyundai Auto Receivables
Trust
Series 2023-C, Class A3,
5.54%, 10/16/2028 835,676 841,837
Series 2025-B, Class A3,
4.36%, 12/17/2029 1,430,000 1,435,395
LAD Auto Receivables Trust
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 43,461 43,476
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 759,153 761,998
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 760,000 768,500
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 1,026,856 1,028,969
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 1,850,000 1,856,661
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 1,250,000 1,259,343
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 1,143,587 1,146,007
NextGear Floorplan Master
Owner Trust
Series 2024-1A, Class A2,
5.12%, 3/15/2029(a) 1,915,000 1,931,562
Series 2025-2A, Class A2,
4.23%, 10/15/2030(a) 1,855,000 1,846,398
Series 2026-1A, Class A2,
4.07%, 2/18/2031(a) 1,360,000 1,346,811
Nissan Auto Receivables
Owner Trust, Series 2023-B,
Class A3, 5.93%, 3/15/2028 477,046 479,882
Octane Receivables Trust
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 1,730,000 1,727,576
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 1,273,585 1,282,976
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 1,326,176 1,329,856
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Prestige Auto Receivables
Trust
Series 2025-1A, Class A2,
4.87%, 12/15/2027(a) 653,756 654,049
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 1,200,805 1,201,390
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 2,416,153 2,432,105
Series 2024-3, Class A3,
5.63%, 1/16/2029 946,368 948,926
Series 2023-5, Class B,
6.16%, 12/17/2029 3,950,000 3,986,441
Series 2025-4, Class A3,
4.17%, 4/15/2030 1,110,000 1,110,198
Series 2023-3, Class C,
5.77%, 11/15/2030 1,155,000 1,171,672
SBNA Auto Lease Trust
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 919,014 921,868
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 576,163 576,797
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 169,660 170,061
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 1,630,489 1,637,681
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 1,195,000 1,199,388
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 1,150,000 1,157,458
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 1,980,000 1,989,048
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 3,585,000 3,590,956
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 3,315,000 3,300,845
Toyota Auto Receivables
Owner Trust
Series 2023-B, Class A3,
4.71%, 2/15/2028 1,186,343 1,189,745
Series 2023-C, Class A3,
5.16%, 4/17/2028 609,898 612,664
Series 2024-D, Class A3,
4.40%, 6/15/2029 1,250,000 1,254,558
Toyota Lease Owner Trust
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 3,094,406 3,095,677
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 2,550,000 2,537,768
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 580,000 582,385

NVIT Loomis Short Term Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 61
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Veros Auto Receivables Trust,
Series 2026-1, Class A,
4.53%, 8/15/2028(a) 750,054 749,875
Volkswagen Auto Loan
Enhanced Trust
Series 2024-1, Class A2A,
4.65%, 11/22/2027 955,124 956,779
Series 2023-1, Class A3,
5.02%, 6/20/2028 824,518 827,716
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 355,000 359,107
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 1,236,109 1,238,592
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 2,115,000 2,119,962
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 540,000 542,206
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 4,815,000 4,842,041
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 455,000 456,311
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 1,595,000 1,594,841
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 1,229,268 1,234,773
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 1,192,840 1,203,241
Series 2024-2A, Class A1,
4.87%, 6/21/2039(a) 1,168,680 1,176,913
World Omni Auto Receivables
Trust
Series 2023-B, Class A3,
4.66%, 5/15/2028 789,448 790,793
Series 2025-C, Class A2A,
4.19%, 10/16/2028 1,210,179 1,210,529
Series 2023-D, Class A3,
5.79%, 2/15/2029 755,139 762,340
Series 2024-C, Class A3,
4.43%, 12/17/2029 2,230,000 2,235,753
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 942,866 945,782
199,421,998
Consumer Finance 0 .1%
First Investors Auto Owner
Trust, Series 2026-
1A, Class A3, 4.50%,
5/15/2031(a) 1,705,000 1,704,913
Credit Card 1 .3%
Citibank Credit Card Issuance
Trust, Series 2025-A1,
Class A, 4.30%, 6/21/2030 5,290,000 5,305,625
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 1,470,000 1,472,406
Mission Lane Credit Card
Master Trust, Series
2024-B, Class A, 5.88%,
1/15/2030(a) 1,355,000 1,357,199
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 1,055,000 1,059,156
World Financial Network
Credit Card Master Trust
Series 2023-A, Class A,
5.02%, 3/15/2030 5,960,000 5,966,533
Series 2024-A, Class A,
5.47%, 2/15/2031 1,290,000 1,307,263
16,468,182
Equipment Loans & Leases 1 .4%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 97,080 97,290
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 1,989,848 2,013,143
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 1,239,491 1,243,185
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 1,537,436 1,540,807
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 3,103,641 3,115,352
HPEFS Equipment Trust,
Series 2025-2A, Class A2,
4.07%, 11/22/2032(a) 2,580,000 2,580,087
Kubota Credit Owner Trust,
Series 2025-2A, Class A2,
4.48%, 4/17/2028(a) 665,000 667,365
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 745,837 748,702
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 1,036,775 1,043,005
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 126,867 127,168
SCF Equipment Leasing LLC
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 216,627 217,190
Series 2025-1A, Class A2,
4.82%, 7/22/2030(a) 369,326 370,147
Series 2025-2A, Class A2,
4.26%, 12/22/2031(a) 2,930,000 2,934,617
16,698,058

62 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 3 .1%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 78,932 79,175
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 208,933 209,645
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 334,587 340,177
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 733,352 737,304
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 721,540 749,592
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 2,935,000 2,970,156
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 1,340,000 1,345,338
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 271,479 271,794
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 544,607 552,007
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 655,486 665,888
Series 2025-3EXT, Class A,
4.56%, 10/25/2044(a) 1,381,093 1,369,396
Invesco CLO Ltd., Series
2021-1A, Class A1, 4.93%,
4/15/2034(a)(b) 1,350,000 1,348,595
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 574,255 579,799
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 2,350,000 1,972,544
Reach Abs Trust, Series
2026-1A, Class A, 4.32%,
2/15/2033(a) 815,567 815,666
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 182,936 183,308
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 1,225,000 1,241,965
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 960,000 963,590
SEB Funding LLC, Series
2026-1A, Class A2, 6.67%,
1/30/2056(a) 2,765,000 2,737,162
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 2,105,000 2,120,926
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 1,271,980 1,281,171
SoFi Consumer Loan Program
Trust
Series 2025-1, Class A,
4.80%, 2/27/2034(a) 598,679 599,934
Series 2025-2, Class A,
4.82%, 6/25/2034(a) 690,516 692,761
Stream Innovations Issuer
Trust, Series 2024-
1A, Class A, 6.27%,
7/15/2044(a) 224,610 231,208
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 2,675,000 2,679,645
Tricon American Homes Trust,
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 952,688
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,233,873
Verizon Master Trust
Series 2024-4, Class A1A,
5.21%, 6/20/2029 5,866,000 5,882,388
Series 2025-7, Class A1A,
3.96%, 8/20/2031 2,025,000 2,015,817
37,823,512
Total Asset-Backed Securities
(cost $274,272,797)
275,073,457
Collateralized Mortgage Obligations 0 .0%
†
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 589 582
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 190,596 186,949
Total Collateralized Mortgage Obligations
(cost $194,711)
187,531
Commercial Mortgage-Backed Securities 2 .5%
ALA Trust, Series 2025-
OANA, Class A, 5.42%,
6/15/2040(a)(b) 795,000 796,987
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 1,520,000 1,589,110
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 562,649 584,320
BBCMS Mortgage Trust,
Series 2024-5C25, Class
A3, 5.95%, 3/15/2057 1,485,000 1,533,837

NVIT Loomis Short Term Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 63
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,645,522
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.17%,
11/15/2042(a)(b) 1,370,000 1,368,291
BX Trust
Series 2024-VLT4, Class A,
5.16%, 6/15/2041(a)(b) 1,665,000 1,654,594
Series 2025-DELC, Class A,
5.22%, 12/15/2042(a)(b) 710,000 710,597
Series 2025-VLT7, Class A,
5.37%, 7/15/2044(a)(b) 2,870,000 2,857,444
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 210,000 210,586
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 366,176 335,288
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,545,000 1,414,667
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 1,190,000 1,212,896
Extended Stay America Trust
Series 2025-ESH, Class A,
4.97%, 10/15/2042(a)(b) 440,000 440,000
Series 2026-ESH2, Class A,
4.87%, 2/15/2043(a)(b) 1,654,434 1,654,434
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K531,
Class AS, 4.20%,
9/25/2029(b) 7,499,862 7,480,441
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 380,000 294,538
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 957,729 837,345
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.27%,
1/15/2042(a)(b) 1,660,000 1,655,850
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 115,000 117,066
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 4.92%,
12/15/2039(a)(b) 1,055,000 1,053,352
Total Commercial Mortgage-Backed
Securities
(cost $30,123,545) 30,447,165
Corporate Bonds 58 .8%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .7%
Boeing Co. (The) ,
6.30%, 5/1/2029(d) 1,970,000 2,068,176
Honeywell Aerospace, Inc. ,
4.30%, 3/16/2031(a) 3,180,000 3,145,607
Lockheed Martin Corp. ,
4.15%, 8/15/2028 2,880,000 2,882,105
8,095,888
Automobile Components 0 .1%
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a)(d) 1,865,000 1,832,018
Automobiles 1 .9%
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028 2,838,000 2,831,475
Hyundai Capital America ,
4.88%, 11/1/2027(a) 895,000 898,711
4.25%, 9/18/2028(a)(d) 375,000 371,598
4.75%, 4/6/2029(a) 2,975,000 2,975,463
5.15%, 3/27/2030(a)(d) 1,915,000 1,935,440
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a)(d) 3,630,000 3,647,123
4.25%, 3/10/2029(a) 5,909,000 5,866,334
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a)(d) 1,333,000 1,324,076
5.63%, 9/29/2028(a)(d) 1,750,000 1,717,359
Stellantis Finance US, Inc. ,
5.75%, 3/18/2030(a)(d) 2,289,000 2,276,548
23,844,127
Banks 13 .0%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d)(e) 1,800,000 1,815,306
ANZ New Zealand
International Ltd. ,
4.00%, 1/22/2029(a) 4,082,000 4,047,828
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 4,110,000 4,118,060
Banco Bilbao Vizcaya
Argentaria SA ,
4.15%, 3/3/2029 3,200,000 3,162,732
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(e) 1,160,000 1,170,403
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a)(d) 2,115,000 2,142,878
4.59%, 10/16/2028(a) 1,825,000 1,826,064
Barclays plc ,
(SOFR + 1.08%), 4.48%,
11/11/2029(e) 2,624,000 2,609,606
(SOFR + 1.14%), 4.52%,
2/24/2032(e) 4,502,000 4,403,377

64 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BNP Paribas SA ,
(SOFR + 1.45%), 4.79%,
5/9/2029(a)(d)(e) 3,420,000 3,432,158
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(d)(e) 645,000 654,820
CaixaBank SA ,
(SOFR + 1.14%), 4.63%,
7/3/2029(a)(d)(e) 4,365,000 4,372,203
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 2,335,000 2,360,620
(SOFR + 1.03%), 4.86%,
3/30/2029(e) 3,105,000 3,129,840
(United States SOFR
Compounded Index
+ 0.79%), 4.28%,
1/29/2030(e) 469,000 465,839
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 810,000 812,627
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(e) 4,085,000 4,091,758
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(d)(e) 1,091,000 1,102,939
(SOFR + 1.17%), 4.66%,
1/12/2032(a)(e) 2,694,000 2,656,959
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.98%),
5.00%, 3/27/2032(a)(e) 3,228,000 3,236,030
Depository Trust Co. (The) ,
4.30%, 3/27/2029(a) 2,789,000 2,791,099
DNB Bank ASA ,
(SOFR + 1.13%), 4.83%,
3/30/2032(a)(e) 4,096,000 4,086,240
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(e) 1,830,000 1,836,678
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 4,440,000 4,472,368
(SOFR + 1.21%), 4.68%,
3/10/2032(e) 4,650,000 4,588,378
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d)(e) 2,115,000 2,194,141
Huntington National Bank
(The) ,
(SOFR + 0.72%), 4.87%,
4/12/2028(d)(e) 2,980,000 2,990,073
ING Groep NV ,
Series VAR, (United States
SOFR Compounded
Index + 1.26%), 4.80%,
3/23/2032(e) 6,260,000 6,222,520
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(e) 2,915,000 2,914,383
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 0.93%), 4.26%,
10/22/2031(d)(e) 2,883,000 2,837,968
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.60%),
4.24%, 2/10/2030(e) 2,450,000 2,423,611
National Australia Bank Ltd. ,
3.85%, 12/13/2028 6,365,000 6,316,848
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(d)(e) 2,880,000 2,888,479
NatWest Markets plc ,
4.79%, 3/21/2028(a) 2,190,000 2,204,701
4.65%, 3/27/2029(a) 4,434,000 4,445,807
Norinchukin Bank (The) ,
4.68%, 3/10/2031(a)(d) 2,935,000 2,901,480
PNC Bank NA ,
(SOFR + 0.73%), 4.43%,
7/21/2028(e) 5,085,000 5,083,058
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(e) 2,905,000 2,908,222
(SOFR + 0.89%), 4.50%,
8/6/2029(e) 3,100,000 3,099,995
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(d)(e) 885,000 854,613
Societe Generale SA ,
5.25%, 2/19/2027(a) 5,075,000 5,106,524
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.77%),
4.30%, 1/13/2030(a)(d)(e) 2,120,000 2,097,618
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
4.53%, 6/5/2032(a)(e) 2,310,000 2,255,484
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a) 4,235,000 4,247,254
Swedbank AB ,
6.14%, 9/12/2026(a) 1,370,000 1,380,821
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028(d) 4,555,000 4,569,038
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(e) 4,815,000 4,814,749
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(e) 3,221,000 3,223,651
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(e) 1,925,000 1,949,831

NVIT Loomis Short Term Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 0.74%), 4.18%,
1/23/2030(d)(e) 3,714,000 3,681,093
(SOFR + 1.50%), 5.15%,
4/23/2031(d)(e) 2,870,000 2,919,037
Wells Fargo Bank NA ,
5.25%, 12/11/2026 2,850,000 2,870,671
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(d) 2,825,000 2,846,441
161,634,921
Beverages 0 .3%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 2,235,000 2,281,312
Maple Parent Holdings Corp. ,
5.05%, 3/26/2031(a) 1,022,000 1,017,680
3,298,992
Biotechnology 0 .1%
AbbVie, Inc. ,
4.13%, 3/15/2031(d) 1,181,000 1,163,862
Broadline Retail 0 .3%
Amazon.com, Inc. ,
4.25%, 3/13/2031 3,180,000 3,156,562
eBay, Inc. ,
4.25%, 3/6/2029 960,000 954,952
4,111,514
Capital Markets 5 .5%
Antares Holdings LP ,
3.75%, 7/15/2027(a)(d) 687,000 667,656
6.35%, 10/23/2029(a)(d) 1,060,000 1,049,270
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030 603,000 593,513
5.70%, 1/23/2031(a) 641,000 625,313
Ares Capital Corp. ,
5.25%, 4/12/2031(d) 1,090,000 1,053,691
Ares Strategic Income Fund ,
5.70%, 3/15/2028(d) 1,180,000 1,178,170
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030(d) 715,000 692,229
5.95%, 3/1/2031 1,100,000 1,049,429
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(e) 1,160,000 1,168,251
Bank of New York Mellon
Corp. (The) ,
(SOFR + 0.63%), 4.03%,
1/22/2030(e) 4,479,000 4,434,164
Barings BDC, Inc. ,
5.20%, 9/15/2028 1,540,000 1,504,700
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 900,000 911,773
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029(d) 555,000 552,892
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(d) 1,365,000 1,343,289
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a)(d) 1,065,000 1,106,410
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 950,000 897,136
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(d)(e) 4,150,000 4,197,793
FS KKR Capital Corp. ,
6.13%, 1/15/2030 1,170,000 1,113,792
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(d)(e) 3,537,000 3,541,379
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(d)(e) 5,602,000 5,567,433
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(d) 202,000 199,390
7.05%, 12/5/2028 1,044,000 1,067,753
6.00%, 7/15/2029(d) 585,000 583,104
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a) 380,000 374,755
Hercules Capital, Inc. ,
3.38%, 1/20/2027 665,000 651,561
5.35%, 2/10/2029 890,000 872,379
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 741,000 735,383
5.65%, 4/2/2031(a) 1,160,000 1,112,782
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 1,105,000 1,128,282
5.50%, 2/15/2036(d) 667,000 640,182
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,255,000 1,245,740
6.50%, 6/4/2027 655,000 660,603
Marex Group plc ,
5.83%, 5/8/2028(d) 1,295,000 1,308,977
6.40%, 11/4/2029(d) 1,120,000 1,153,455
Morgan Stanley ,
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 3,500,000 3,468,074
Series I, (SOFR + 0.91%),
4.13%, 10/18/2029(e) 5,765,000 5,698,116
(SOFR + 0.80%), 4.24%,
1/9/2030(d)(e) 3,347,000 3,313,224
MSD Investment Corp. ,
6.25%, 5/31/2030(d) 535,000 523,046
6.13%, 2/5/2031(a) 389,000 377,226
New Mountain Finance Corp. ,
6.20%, 10/15/2027 660,000 656,816
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 625,000 608,655
Sixth Street Lending Partners ,
6.50%, 3/11/2029 1,295,000 1,312,850
UBS AG ,
(SOFR + 0.81%), 4.30%,
3/16/2029(d)(e) 4,523,000 4,517,150
USAA Capital Corp. ,
4.38%, 6/1/2028(a)(d) 2,855,000 2,863,257
68,321,043

66 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 1 .2%
Eastman Chemical Co. ,
5.00%, 8/1/2029(d) 960,000 968,807
4.50%, 2/20/2031(d) 2,954,000 2,888,332
LYB International Finance III
LLC ,
5.13%, 1/15/2031 591,000 591,719
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a)(d) 1,435,000 1,468,100
Mosaic Co. (The) ,
4.35%, 1/15/2029 699,000 695,301
Orbia Advance Corp. SAB de
CV ,
6.80%, 5/13/2030(a)(d) 1,239,000 1,217,689
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028(d) 3,985,000 3,976,418
Syensqo Finance America
LLC ,
5.65%, 6/4/2029(a) 2,945,000 3,014,062
14,820,428
Commercial Services & Supplies 0 .3%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a)(d) 3,045,000 3,070,120
4.64%, 11/24/2030(a)(d) 585,000 576,752
3,646,872
Construction & Engineering 0 .4%
WSP Global, Inc. ,
5.04%, 9/18/2031(a)(d) 4,450,000 4,411,443
Consumer Finance 3 .2%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028(d) 4,100,000 4,128,290
4.13%, 2/28/2029 875,000 863,164
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(d)(e) 965,000 980,050
American Express Co. ,
(SOFR + 0.81%), 4.35%,
7/20/2029(e) 2,815,000 2,812,990
American Honda Finance
Corp. ,
4.15%, 1/8/2029(d) 3,583,000 3,539,220
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 1,513,000 1,517,980
4.20%, 4/15/2029(a) 1,897,000 1,861,454
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d)(e) 780,000 790,667
(SOFR + 1.15%), 4.72%,
1/30/2032(d)(e) 1,871,000 1,842,624
Caterpillar Financial Services
Corp. ,
3.95%, 11/14/2028 5,775,000 5,747,352
Gabx Leasing LLC ,
4.63%, 4/15/2031(a) 4,451,000 4,387,859
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
5.05%, 4/4/2028(d) 1,135,000 1,144,853
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a)(d) 1,190,000 1,194,290
OneMain Finance Corp. ,
6.63%, 5/15/2029 720,000 720,699
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 1,665,000 1,655,841
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(e) 720,000 719,404
(SOFR + 1.53%), 4.95%,
2/25/2032(e) 454,000 440,608
Takeoff Merger Sub, Inc. ,
4.50%, 3/24/2029(a)(d) 5,793,000 5,755,718
40,103,063
Consumer Staples Distribution & Retail 0 .3%
Albertsons Cos., Inc. ,
5.75%, 3/31/2034(a)(d) 1,872,000 1,831,464
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 1,835,000 1,822,166
3,653,630
Containers & Packaging 0 .3%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 2,630,000 2,645,885
5.13%, 3/12/2036(d) 1,115,000 1,084,023
3,729,908
Diversified REITs 0 .1%
VICI Properties LP ,
4.75%, 4/1/2028(d) 630,000 630,642
Diversified Telecommunication Services 0 .1%
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a)(d) 1,208,000 1,216,456
Electric Utilities 4 .2%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 2,545,000 2,566,338
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 550,000 553,275
Duke Energy Corp. ,
4.85%, 1/5/2027(d) 3,020,000 3,033,405
Evergy, Inc. ,
4.25%, 3/15/2029 2,750,000 2,729,005
Exelon Corp. ,
4.95%, 3/15/2036 1,639,000 1,589,625
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,310,000 4,261,434
Georgia Power Co. ,
4.00%, 10/1/2028 4,425,000 4,399,079
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 4,180,000 4,199,660

NVIT Loomis Short Term Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(a)(d) 5,785,000 5,747,634
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027 1,960,000 1,969,456
4.85%, 2/4/2028 4,065,000 4,102,587
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028 435,000 438,685
6.10%, 1/15/2029 902,000 933,372
PacifiCorp ,
4.25%, 3/15/2029 2,335,000 2,308,541
5.10%, 4/15/2031(d) 883,000 885,237
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028(d) 3,965,000 3,994,817
Public Service Co. of
Colorado ,
4.15%, 3/13/2029 1,181,000 1,177,621
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 2,310,000 2,313,029
Southern California Edison
Co. ,
5.15%, 6/1/2029 2,139,000 2,169,049
Vistra Operations Co. LLC ,
5.63%, 2/15/2027(a) 1,750,000 1,749,999
Xcel Energy, Inc. ,
4.75%, 3/21/2028 350,000 351,796
51,473,644
Electrical Equipment 0 .4%
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a)(d) 2,555,000 2,565,901
Vertiv Holdings Co. ,
4.85%, 3/15/2036(d) 1,933,000 1,879,586
4,445,487
Electronic Equipment, Instruments & Components 0 .4%
Flex Ltd. ,
6.00%, 1/15/2028 2,845,000 2,903,127
Jabil, Inc. ,
4.20%, 2/1/2029 991,000 978,978
TD SYNNEX Corp. ,
4.30%, 1/17/2029 835,000 825,722
4,707,827
Energy Equipment & Services 0 .4%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(d) 2,990,000 2,989,765
Kodiak Gas Services LLC ,
5.88%, 4/1/2031(a) 1,520,000 1,527,527
4,517,292
Entertainment 0 .1%
Discovery Global Holdings,
Inc. ,
3.76%, 3/15/2027(d) 397,000 392,133
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029(d) 760,000 776,649
1,168,782
Financial Services 2 .7%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a)(d) 2,105,000 2,133,276
4.63%, 11/15/2028(a) 955,000 940,548
Enact Holdings, Inc. ,
6.25%, 5/28/2029 2,389,000 2,458,739
Equitable America Global
Funding ,
4.65%, 6/9/2028(a) 4,000,000 3,992,860
Essent Group Ltd. ,
6.25%, 7/1/2029 1,125,000 1,163,728
Fidelity National Information
Services, Inc. ,
4.55%, 3/10/2029 4,412,000 4,391,197
Global Payments, Inc. ,
4.50%, 11/15/2028 4,416,000 4,372,760
Lseg US Fin Corp. ,
4.25%, 3/23/2029(a) 6,260,000 6,214,375
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 4.05%,
2/9/2029(d) 4,253,000 4,224,855
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(e) 1,645,000 1,663,519
Rocket Cos., Inc. ,
6.50%, 8/1/2029(a) 261,000 263,938
Western Union Co. (The) ,
4.75%, 6/15/2029 1,258,000 1,246,795
33,066,590
Food Products 0 .9%
Campbell's Co. (The) ,
4.55%, 3/21/2031(d) 2,833,000 2,746,529
Conagra Brands, Inc. ,
5.30%, 10/1/2026(d) 4,125,000 4,143,766
General Mills, Inc. ,
4.70%, 1/30/2027 2,175,000 2,178,007
McCormick & Co., Inc. ,
4.15%, 2/15/2029(d) 1,800,000 1,782,535
10,850,837
Ground Transportation 0 .6%
Canadian Pacific Railway Co. ,
4.00%, 3/15/2029 1,388,000 1,372,821
Fedex Freight Holding Co.,
Inc. ,
4.30%, 3/15/2029(a)(d) 6,360,000 6,283,736
7,656,557
Health Care Equipment & Supplies 0 .6%
Baxter International, Inc. ,
4.90%, 12/15/2030(d) 3,140,000 3,099,519
GE HealthCare Technologies,
Inc. ,
4.15%, 12/15/2028(d) 460,000 456,996

68 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Smith & Nephew plc ,
5.15%, 3/20/2027 3,040,000 3,055,487
Solventum Corp. ,
5.45%, 2/25/2027(d) 1,208,000 1,217,197
7,829,199
Health Care Providers & Services 1 .4%
Cencora, Inc. ,
4.25%, 11/15/2030(d) 6,345,000 6,229,054
Elevance Health, Inc. ,
4.00%, 9/15/2028(d) 2,570,000 2,547,681
Molina Healthcare, Inc. ,
6.50%, 2/15/2031(a)(d) 2,050,000 2,015,366
UnitedHealth Group, Inc. ,
4.40%, 6/15/2028(d) 5,765,000 5,783,726
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(d) 1,310,000 1,294,731
17,870,558
Health Care Technology 0 .1%
IQVIA, Inc. ,
6.25%, 2/1/2029(d) 1,295,000 1,345,940
Hotel & Resort REITs 0 .1%
Host Hotels & Resorts LP ,
4.25%, 12/15/2028(d) 945,000 933,801
Hotels, Restaurants & Leisure 1 .4%
Carnival Corp. ,
5.75%, 3/15/2030(a)(d) 4,095,000 4,127,481
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 2,985,000 2,978,068
Hyatt Hotels Corp. ,
5.75%, 1/30/2027(d) 1,840,000 1,856,114
5.25%, 6/30/2029(d) 1,000,000 1,015,608
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 2,125,000 2,152,671
Marriott International, Inc. ,
4.20%, 7/15/2027(d) 5,790,000 5,781,093
17,911,035
Insurance 6 .6%
American National Global
Funding ,
4.63%, 12/15/2028(a) 840,000 833,550
5.25%, 6/3/2030(a) 2,885,000 2,873,243
Athene Global Funding ,
4.83%, 5/9/2028(a)(d) 2,913,000 2,902,579
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a)(d) 3,055,000 3,074,655
Brown & Brown, Inc. ,
4.70%, 6/23/2028(d) 1,940,000 1,945,614
CNO Global Funding ,
5.88%, 6/4/2027(a) 1,020,000 1,033,947
4.38%, 9/8/2028(a)(d) 1,815,000 1,799,527
Corebridge Global Funding ,
4.25%, 8/21/2028(a) 5,790,000 5,748,910
F&G Global Funding ,
4.65%, 9/8/2028(a) 262,000 258,708
4.50%, 1/9/2029(a)(d) 2,795,000 2,737,780
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 1,190,000 1,177,920
GA Global Funding Trust ,
4.40%, 9/23/2027(a)(d) 2,845,000 2,826,847
Grand River Funding Trust I ,
6.31%, 2/15/2036(a) 328,000 330,898
Jackson National Life Global
Funding ,
5.25%, 4/12/2028(a)(d) 1,495,000 1,505,586
4.70%, 6/5/2028(a)(d) 1,335,000 1,334,338
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 2,388,000 2,388,345
4.20%, 1/12/2029(a)(d) 740,000 731,722
MassMutual Global Funding II ,
4.00%, 1/22/2029(a) 3,562,000 3,524,390
Met Tower Global Funding ,
4.00%, 1/14/2029(a) 4,208,000 4,163,888
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 4,850,000 4,892,642
New York Life Global Funding ,
4.15%, 7/25/2028(a)(d) 2,880,000 2,870,529
4.05%, 2/2/2029(a)(d) 1,552,000 1,540,063
Nippon Life Insurance Co. ,
4.75%, 4/2/2031(a) 1,112,000 1,114,782
NLG Global Funding ,
4.35%, 9/15/2030(a) 4,045,000 3,972,900
Northwestern Mutual Global
Funding ,
4.13%, 8/25/2028(a) 5,790,000 5,770,870
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a)(d) 4,145,000 4,170,610
Progressive Corp. (The) ,
4.60%, 3/26/2031 4,382,000 4,392,007
Protective Life Corp. ,
4.70%, 1/15/2031(a) 1,671,000 1,654,901
RGA Global Funding ,
4.60%, 11/25/2030(a)(d) 1,151,000 1,137,521
Sammons Financial Group
Global Funding ,
5.05%, 1/10/2028(a)(d) 2,000,000 2,017,466
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a) 2,591,000 2,445,287
SiriusPoint Ltd. ,
7.00%, 4/5/2029 1,296,000 1,352,483
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 3,142,000 3,140,980
81,665,488
Interactive Media & Services 0 .3%
Meta Platforms, Inc. ,
4.20%, 11/15/2030(d) 3,151,000 3,120,425
IT Services 0 .6%
CGI, Inc. ,
4.95%, 3/14/2030(d) 2,528,000 2,541,096

NVIT Loomis Short Term Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Gartner, Inc. ,
4.95%, 3/20/2031(d) 4,419,000 4,310,783
6,851,879
Leisure Products 0 .1%
Hasbro, Inc. ,
4.65%, 3/12/2031 845,000 834,455
Polaris, Inc. ,
5.60%, 3/1/2031 779,000 772,022
1,606,477
Life Sciences Tools & Services 0 .2%
Illumina, Inc. ,
4.65%, 9/9/2026 2,585,000 2,585,317
Machinery 0 .5%
CNH Industrial Capital LLC ,
4.50%, 10/8/2027(d) 2,920,000 2,918,714
4.75%, 3/21/2028(d) 1,395,000 1,400,842
Weir Group, Inc. ,
5.35%, 5/6/2030(a)(d) 1,370,000 1,388,157
5,707,713
Media 0 .2%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(d) 1,605,000 1,662,541
Omnicom Group, Inc. ,
5.00%, 6/2/2033 1,228,000 1,199,426
2,861,967
Metals & Mining 0 .1%
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a)(d) 1,485,000 1,538,642
Multi-Utilities 1 .6%
Ameren Corp. ,
5.70%, 12/1/2026(d) 4,175,000 4,205,167
Dominion Energy, Inc. ,
4.60%, 5/15/2028 3,390,000 3,400,663
DTE Energy Co. ,
4.95%, 7/1/2027(d) 2,505,000 2,521,202
Sempra ,
5.40%, 8/1/2026(d) 2,260,000 2,263,605
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 1,439,000 1,446,250
4.75%, 1/15/2028(d) 6,360,000 6,406,538
20,243,425
Office REITs 0 .1%
Cousins Properties LP ,
4.88%, 3/1/2033(d) 1,095,000 1,054,233
Oil, Gas & Consumable Fuels 1 .3%
Crescent Energy Finance
LLC ,
7.63%, 4/1/2032(a) 855,000 867,679
8.38%, 1/15/2034(a)(d) 835,000 872,909
CVR Energy, Inc. ,
7.50%, 2/15/2031(a) 1,355,000 1,365,118
Enbridge, Inc. ,
4.60%, 6/20/2028(d) 2,817,000 2,824,360
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 3,540,000 3,562,713
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 3,215,000 3,269,407
SM Energy Co. ,
6.63%, 4/15/2034(a) 1,775,000 1,769,985
Targa Resources Corp. ,
4.35%, 1/15/2029 1,144,000 1,139,208
15,671,379
Other Specialized Funds 0 .2%
Prologis Targeted US Logistics
Fund LP ,
4.63%, 3/15/2033(a) 2,704,000 2,629,561
Paper & Forest Products 0 .2%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a)(d) 2,765,000 2,768,178
Passenger Airlines 0 .3%
Air Canada ,
3.88%, 8/15/2026(a) 595,000 592,034
Southwest Airlines Co. ,
4.38%, 11/15/2028 640,000 631,705
United Airlines Holdings, Inc. ,
4.88%, 3/1/2029 2,930,000 2,865,779
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 250,187
4,339,705
Pharmaceuticals 0 .7%
EMD Finance LLC ,
4.13%, 8/15/2028(a)(d) 4,055,000 4,036,022
Sanofi SA ,
3.80%, 11/3/2028(d) 4,055,000 4,026,810
8,062,832
Professional Services 0 .1%
Jacobs Solutions, Inc. ,
4.75%, 3/3/2031 1,715,000 1,690,994
Residential REITs 0 .1%
Camden Property Trust ,
4.90%, 2/28/2036(d) 886,000 859,334
Mid-America Apartments LP ,
4.65%, 1/15/2033(d) 480,000 471,417
1,330,751
Retail REITs 0 .2%
Realty Income Corp. ,
4.75%, 4/15/2033 1,430,000 1,410,568
Regency Centers LP ,
4.50%, 3/15/2033 473,000 461,240
1,871,808
Semiconductors & Semiconductor Equipment 0 .4%
Microchip Technology, Inc. ,
4.90%, 3/15/2028 4,140,000 4,165,063
NXP BV ,
4.30%, 8/19/2028 1,210,000 1,204,155
5,369,218

70 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0 .7%
Oracle Corp. ,
4.45%, 9/26/2030(d) 1,728,000 1,665,242
4.95%, 2/4/2031(d) 4,631,000 4,531,155
Roper Technologies, Inc. ,
4.25%, 9/15/2028(d) 895,000 889,161
Salesforce, Inc. ,
4.90%, 9/15/2031 2,186,000 2,182,904
9,268,462
Specialized REITs 0 .7%
EPR Properties ,
4.75%, 11/15/2030 1,877,000 1,831,932
Extra Space Storage LP ,
5.70%, 4/1/2028(d) 1,010,000 1,031,264
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 4.36%,
4/16/2027(e) 6,145,000 6,154,591
9,017,787
Specialty Retail 0 .3%
AutoNation, Inc. ,
4.45%, 1/15/2029 1,248,000 1,237,625
Lowe's Cos., Inc. ,
4.80%, 4/1/2026(d) 2,910,000 2,910,000
4,147,625
Technology Hardware, Storage & Peripherals 0 .9%
Dell International LLC ,
4.75%, 4/1/2028(d) 4,035,000 4,063,356
Hewlett Packard Enterprise
Co. ,
4.15%, 9/15/2028(d) 2,888,000 2,864,886
4.55%, 10/15/2029(d) 2,930,000 2,915,440
5.25%, 4/1/2033 1,685,000 1,675,001
11,518,683
Textiles, Apparel & Luxury Goods 0 .1%
PVH Corp. ,
5.50%, 6/13/2030(d) 1,664,000 1,676,362
Tobacco 0 .1%
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a) 1,460,000 1,461,077
Trading Companies & Distributors 0 .6%
Aircastle Ltd. ,
6.50%, 7/18/2028(a)(d) 1,010,000 1,047,125
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a) 747,000 736,110
GATX Corp. ,
5.40%, 3/15/2027 1,490,000 1,500,918
TTX Co. ,
5.50%, 9/25/2026(a) 3,965,000 3,987,240
7,271,393
Water Utilities 0 .2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 2,445,000 2,454,302
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0 .3%
Vmed O2 UK Financing I plc ,
6.75%, 1/15/2033(a) 3,960,000 3,538,043
Total Corporate Bonds
(cost $731,263,067)
729,616,082
Mortgage-Backed Securities 0 .8%
FHLMC Non Gold Pool
Pool# 1Q0648
6.10%, 6/1/2037(b) 51,530 53,120
Pool# 1B3601
6.82%, 10/1/2037(b) 77,264 79,486
FNMA Pool
Pool# 747271
6.54%, 7/1/2034(b) 112,350 115,456
Pool# 886345
6.31%, 8/1/2036(b) 23,642 24,230
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,028,657 1,866,377
Pool# BN0906
4.00%, 11/1/2048 2,244,735 2,149,246
Pool# MA4700
4.00%, 8/1/2052 3,141,076 2,965,615
Pool# MA4803
3.50%, 11/1/2052 2,944,990 2,702,482
Total Mortgage-Backed Securities
(cost $9,911,857)
9,956,012
U.S. Treasury Obligations 14 .8%
U.S. Treasury Notes
4.63%, 6/30/2026 (f) 3,955,000 3,963,528
3.50%, 10/31/2027 81,069,000 80,635,154
3.38%, 2/29/2028 (d) 89,223,000 88,518,975
3.50%, 2/28/2031 10,468,000 10,265,183
Total U.S. Treasury Obligations
(cost $183,830,530)
183,382,840
Repurchase Agreements 2 .3%
BNP Paribas Securities
Corp.
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $17,001,724,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
4/30/2026 - 11/15/2052;
total market value
$17,340,002. (g) 17,000,000 17,000,000

NVIT Loomis Short Term Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 71
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $2,792,836,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$2,848,692. (g) 2,792,553 2,792,553
MetLife, Inc.
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $9,000,915,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$9,184,608. (g) 9,000,000 9,000,000
Total Repurchase Agreements
(cost $28,792,553)
28,792,553
Total Investments
(cost $1,258,389,060) — 101.4%
1,257,455,640
Liabilities in excess of other
assets — (1.4)% (17,774,665)
NET ASSETS — 100.0%
$ 1,239,680,975
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $483,808,629 which represents 39.03% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2026.
(d) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $236,861,605, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $28,792,553 and by $214,657,802 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/14/2026 - 11/15/2055, a total value of
$243,450,355.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2026.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $28,792,553.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 110 6/2026 USD 22,818,984 (166,059)
Total long contracts (166,059)
Short Contracts
U.S. Treasury 10 Year Note (391) 6/2026 USD (43,419,328) 762,858
U.S. Treasury 10 Year Ultra Note (31) 6/2026 USD (3,518,984) 21,868
Total short contracts 784,726
Net contracts 618,667
Currency:
USD United States Dollar

72 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Loomis Short Term Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 73
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2026 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 275,073,457 $ – $ 275,073,457
Collateralized Mortgage Obligations – 187,531 – 187,531
Commercial Mortgage-Backed Securities – 30,447,165 – 30,447,165
Corporate Bonds – 729,616,082 – 729,616,082
Futures Contracts 784,726 – – 784,726
Mortgage-Backed Securities – 9,956,012 – 9,956,012
Repurchase Agreements – 28,792,553 – 28,792,553
U.S. Treasury Obligations – 183,382,840 – 183,382,840
Total Assets $ 784,726 $ 1,257,455,640 $ – $ 1,258,240,366
Liabilities:
Futures Contracts $ (166,059) $ – $ – $ (166,059)
Total Liabilities $ (166,059) $ – $ – $ (166,059)
Total $ 618,667 $ 1,257,455,640 $ – $ 1,258,074,307

74 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of March 31, 2026, the Fund had no open swap contracts.
(b) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)

NVIT Loomis Short Term Bond Fund - March 31, 2026 (Unaudited) - Statement of Investments - 75
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of March 31, 2026, the Fund had no open option contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 784,726
Total $ 784,726
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (166,059)
Total $ (166,059)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

76 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Asset-Backed Securities 5.0%
Principal
Amount ($) Value ($)
Airlines 0.1%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 226,050 215,571
Automobiles 3.6%
American Credit Acceptance
Receivables Trust, Series
2026-1, Class D, 5.10%,
1/12/2033(a) 370,000 367,251
AmeriCredit Automobile
Receivables Trust, Series
2023-2, Class B, 5.84%,
7/18/2029 430,000 436,156
Avis Budget Rental Car
Funding AESOP LLC
Series 2022-1A, Class A,
3.83%, 8/21/2028(a) 500,000 497,248
Series 2024-2A, Class B,
5.57%, 10/20/2028(a) 500,000 505,775
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 100,000 102,197
Bridgecrest Lending Auto
Securitization Trust
Series 2024-3, Class A3,
5.34%, 4/17/2028 7,782 7,785
Series 2024-1, Class C,
5.65%, 4/16/2029 270,000 271,863
Series 2025-2, Class C,
5.17%, 3/17/2031 40,000 40,211
Series 2025-3, Class C,
4.81%, 5/15/2031 55,000 55,080
Series 2026-1, Class C,
4.44%, 11/17/2031 140,000 138,827
CarMax Auto Owner Trust,
Series 2025-3, Class A3,
4.35%, 7/15/2030 30,000 30,068
Carvana Auto Receivables
Trust, Series 2025-
P3, Class A3, 4.04%,
11/11/2030 35,000 34,893
Credit Acceptance Auto Loan
Trust
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 500,000 505,494
Series 2025-1A, Class C,
5.71%, 7/16/2035(a) 100,000 101,015
Series 2025-2A, Class A,
4.50%, 11/15/2035(a) 50,000 49,967
Drive Auto Receivables Trust
Series 2024-2, Class B,
4.52%, 7/16/2029 475,000 475,919
Series 2025-2, Class C,
4.39%, 9/15/2032 20,000 19,909
Series 2025-1, Class C,
4.99%, 9/15/2032 17,000 17,132
Exeter Automobile
Receivables Trust
Series 2024-1A, Class C,
5.41%, 5/15/2030 410,000 412,954
Series 2026-2A, Class B,
4.66%, 1/15/2031 200,000 200,273
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-4A, Class C,
4.57%, 6/16/2031 60,000 59,695
Series 2025-3A, Class C,
5.09%, 10/15/2031 27,000 27,148
Series 2025-5A, Class C,
4.68%, 3/15/2032 25,000 24,898
Series 2026-1A, Class C,
4.40%, 5/17/2032 135,000 133,287
Ford Credit Auto Owner Trust,
Series 2026-1, Class A,
4.32%, 8/15/2038(a)(b) 365,000 362,222
GLS Auto Receivables
Issuer Trust, Series
2025-4A, Class C, 4.74%,
8/15/2031(a) 25,000 24,868
GM Financial Automobile
Leasing Trust, Series
2025-3, Class A3, 4.17%,
8/21/2028 100,000 100,050
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-1, Class A4,
4.59%, 7/17/2028 142,000 142,375
Series 2026-1, Class A3,
3.84%, 5/16/2031 290,000 288,764
Hertz Vehicle Financing III
LLC, Series 2025-3A, Class
A, 5.06%, 12/26/2029(a) 100,000 101,047
Honda Auto Receivables
Owner Trust, Series 2025-3,
Class A3, 4.04%, 2/21/2030 100,000 99,719
Hyundai Auto Lease
Securitization Trust, Series
2026-A, Class A3, 3.97%,
12/15/2028(a) 190,000 189,320
M&T Bank RV Trust, Series
2026-1A, Class A, 4.35%,
1/15/2046(a) 95,710 94,627
Mercedes-Benz Auto Lease
Trust, Series 2025-A, Class
A4, 4.69%, 2/18/2031 15,000 15,147
Nissan Auto Receivables
Owner Trust, Series
2025-A, Class A3, 4.49%,
12/17/2029 100,000 100,633
OneMain Direct Auto
Receivables Trust, Series
2026-1A, Class C, 4.86%,
5/15/2034(a) 195,000 192,982
Santander Drive Auto
Receivables Trust
Series 2024-4, Class A3,
4.85%, 1/16/2029 49,607 49,695
Series 2024-4, Class C,
4.95%, 4/15/2030 550,000 552,911
Series 2024-2, Class C,
5.84%, 6/17/2030 500,000 508,924
Series 2024-3, Class C,
5.64%, 8/15/2030 456,000 463,402

NVIT J.P. Morgan Inflation Managed Fund - March 31, 2026 (Unaudited) - Statement of Investments - 77
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-4, Class C,
4.52%, 1/15/2032 5,000 4,978
Series 2026-1, Class C,
4.26%, 4/15/2032 185,000 182,595
SFS Auto Receivables
Securitization Trust
Series 2024-1A, Class A4,
4.94%, 1/21/2031(a) 120,000 121,149
Series 2024-1A, Class B,
5.38%, 1/21/2031(a) 535,000 543,351
Toyota Auto Receivables
Owner Trust, Series 2026-A,
Class A3, 3.86%, 9/16/2030 170,000 168,875
Toyota Lease Owner Trust,
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 45,000 44,784
Veros Auto Receivables Trust,
Series 2026-1, Class B,
4.84%, 5/15/2029(a) 45,000 44,974
Volkswagen Auto Lease Trust,
Series 2025-B, Class A3,
4.01%, 1/22/2029 50,000 49,929
8,962,366
Equipment Loans & Leases 0.0%
†
SCF Equipment Leasing LLC,
Series 2024-1A, Class B,
5.56%, 4/20/2032(a) 100,000 102,744
Other 1.3%
AMSR Trust
Series 2026-SFR1, Class B,
3.78%, 4/17/2031 750,000 696,382
Series 2021-SFR3, Class
E1, 2.33%, 10/17/2038(a) 100,000 98,189
Hilton Grand Vacations Trust,
Series 2025-3EXT, Class B,
4.90%, 10/25/2044(a) 98,971 98,255
Lendmark Funding Trust,
Series 2024-2A, Class A,
4.47%, 2/21/2034(a) 607,000 605,756
NMABS Issuer I LLC, Series
2025-1A, Class A, 5.14%,
11/22/2055(a) 559,533 547,906
Oportun Issuance Trust,
Series 2026-A, Class B,
5.06%, 1/9/2034(a) 190,000 189,528
Purchasing Power Funding
LLC, Series 2026-A, Class
A, 4.37%, 8/15/2030(a) 225,000 223,700
Reach Abs Trust, Series
2026-1A, Class C, 4.80%,
2/15/2033(a) 235,000 233,344
Stream Innovations Issuer
Trust, Series 2025-
1A, Class A, 5.05%,
9/15/2045(a) 73,057 73,290
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Westgate Resorts LLC, Series
2026-1A, Class B, 5.47%,
10/20/2039(a) 320,000 320,305
3,086,655
Total Asset-Backed Securities
(cost $12,413,050)
12,367,336
Collateralized Mortgage Obligations 0.1%
FHLMC REMICS, Series
4995, Class QE, 1.25%,
7/25/2050 356,666 276,255
LHOME Mortgage Trust,
Series 2026-RTL1, Class
A1, 4.91%, 1/25/2041(a)(b) 100,000 99,616
Total Collateralized Mortgage Obligations
(cost $370,045)
375,871
Corporate Bonds 29.1%
Aerospace & Defense 0.8%
Boeing Co. (The) ,
6.39%, 5/1/2031 720,000 767,766
Honeywell Aerospace, Inc. ,
4.95%, 3/16/2036(a) 250,000 248,051
L3Harris Technologies, Inc. ,
3.85%, 12/15/2026 190,000 189,263
Leidos, Inc. ,
2.30%, 2/15/2031 230,000 204,680
RTX Corp. ,
5.75%, 1/15/2029 640,000 663,938
2,073,698
Automobiles 0.3%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 550,000 532,267
1.80%, 1/10/2028(a) 100,000 95,236
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 200,000 169,031
796,534
Banks 9.4%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.47%, 12/13/2029(a)(c) 300,000 283,957
AIB Group plc ,
(United States SOFR
Compounded Index
+ 1.91%), 5.87%,
3/28/2035(a)(c) 360,000 372,010
Australia & New Zealand
Banking Group Ltd. ,
4.40%, 5/19/2026(a) 470,000 470,147
Banco Santander SA ,
2.75%, 12/3/2030 600,000 537,451

78 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(c) 280,000 278,604
(SOFR + 1.53%), 1.90%,
7/23/2031(c) 2,260,000 2,012,855
(SOFR + 1.65%), 5.47%,
1/23/2035(c) 520,000 530,815
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 520,000 513,308
Banque Federative du Credit
Mutuel SA ,
5.54%, 1/22/2030(a) 260,000 267,264
Barclays plc ,
(SOFR + 1.74%), 5.69%,
3/12/2030(c) 540,000 554,882
(SOFR + 1.23%), 5.37%,
2/25/2031(c) 200,000 203,473
BNP Paribas SA ,
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(c) 500,000 507,613
(SOFR + 1.29%), 4.92%,
1/15/2034(a)(c) 250,000 244,455
BPCE SA ,
(SOFR + 1.09%), 2.05%,
10/19/2027(a)(c) 660,000 650,815
(SOFR + 1.31%), 2.28%,
1/20/2032(a)(c) 660,000 581,811
CaixaBank SA ,
(SOFR + 1.79%), 5.58%,
7/3/2036(a)(c) 620,000 623,527
Citibank NA ,
5.80%, 9/29/2028 970,000 1,007,241
Citigroup, Inc. ,
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 900,000 805,089
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.56%, 2/28/2029(a)(c) 300,000 305,703
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(c) 250,000 252,736
(SOFR + 1.69%), 5.34%,
1/10/2030(a)(c) 250,000 254,475
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(c) 240,000 246,843
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.68%),
1.61%, 3/30/2028(a)(c) 300,000 291,527
Fifth Third Bancorp ,
2.55%, 5/5/2027 100,000 98,007
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp,
3.95%, 3/14/2028 240,000 238,437
HSBC Holdings plc ,
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(c) 510,000 499,331
(SOFR + 2.39%), 2.85%,
6/4/2031(c) 980,000 905,668
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(c) 395,000 400,986
ING Groep NV ,
(SOFR + 1.01%), 1.73%,
4/1/2027(c) 260,000 260,000
KeyCorp ,
(United States SOFR
Compounded Index +
1.23%), 5.12%, 4/4/2031(c) 260,000 262,565
Lloyds Banking Group plc ,
3.75%, 1/11/2027 200,000 199,172
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.60%),
4.24%, 2/10/2030(c) 235,000 232,469
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(c) 205,000 207,148
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.17%),
5.16%, 4/24/2031(c) 240,000 243,415
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.12%),
5.38%, 5/26/2030(c) 590,000 603,423
National Bank of Canada ,
5.60%, 12/18/2028 250,000 257,534
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(c) 600,000 620,240
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.34%), 5.30%,
1/21/2028(c) 125,000 125,855
(SOFR + 1.07%), 5.22%,
1/29/2031(c) 420,000 428,440
Royal Bank of Canada ,
(SOFR + 0.98%), 4.31%,
11/3/2031(c) 280,000 275,254
Santander UK Group Holdings
plc ,
(SOFR + 2.60%), 6.53%,
1/10/2029(c) 430,000 443,677

NVIT J.P. Morgan Inflation Managed Fund - March 31, 2026 (Unaudited) - Statement of Investments - 79
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
6.10%, 4/13/2033(a)(c) 1,200,000 1,246,709
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
5.40%, 8/12/2036(a)(c) 220,000 216,863
Sumitomo Mitsui Financial
Group, Inc. ,
1.90%, 9/17/2028 810,000 760,730
Toronto-Dominion Bank (The) ,
4.41%, 1/13/2031 250,000 247,595
Truist Financial Corp. ,
(SOFR + 1.62%), 5.44%,
1/24/2030(c) 575,000 588,546
US Bancorp ,
(SOFR + 1.56%), 5.38%,
1/23/2030(c) 90,000 92,169
(SOFR + 1.86%), 5.68%,
1/23/2035(c) 100,000 103,286
Wells Fargo & Co. ,
(SOFR + 1.50%), 5.20%,
1/23/2030(c) 980,000 995,361
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 440,000 415,131
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 120,000 122,984
(SOFR + 1.10%), 4.96%,
1/23/2037(c) 225,000 219,182
23,106,778
Beverages 0.1%
Constellation Brands, Inc. ,
2.88%, 5/1/2030 150,000 140,361
Maple Parent Holdings Corp. ,
5.70%, 3/26/2036(a) 50,000 49,680
190,041
Biotechnology 0.3%
AbbVie, Inc. ,
3.20%, 11/21/2029 545,000 525,416
Amgen, Inc. ,
5.25%, 3/2/2030 60,000 61,610
4.85%, 2/19/2036 115,000 112,991
Regeneron Pharmaceuticals,
Inc. ,
1.75%, 9/15/2030 140,000 124,090
824,107
Broadline Retail 0.1%
Amazon.com, Inc. ,
4.88%, 3/13/2036 250,000 247,722
Capital Markets 2.5%
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 110,000 109,902
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 440,000 433,155
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 150,000 141,018
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 340,000 307,864
Goldman Sachs Group, Inc.
(The) ,
3.50%, 11/16/2026 540,000 537,394
(SOFR + 1.09%), 1.99%,
1/27/2032(c) 450,000 394,935
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 910,000 817,410
(SOFR + 1.19%), 5.07%,
1/21/2037(c) 85,000 83,102
Macquarie Group Ltd. ,
(CME Term SOFR 3
Month + 2.01%), 5.03%,
1/15/2030(a)(c) 210,000 211,973
Morgan Stanley ,
(SOFR + 1.45%), 5.17%,
1/16/2030(c) 1,295,000 1,313,214
(SOFR + 1.20%), 4.71%,
3/12/2032(c) 135,000 134,091
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 550,000 476,749
(SOFR + 1.18%), 5.07%,
1/30/2037(c) 115,000 112,668
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 500,000 491,633
2.68%, 7/16/2030 230,000 210,424
UBS Group AG ,
(SOFR + 1.06%), 4.40%,
9/23/2031(a)(c) 480,000 471,234
6,246,766
Chemicals 0.1%
RPM International, Inc. ,
2.95%, 1/15/2032 130,000 116,865
Westlake Corp. ,
3.60%, 8/15/2026 120,000 119,564
236,429
Construction & Engineering 0.1%
Quanta Services, Inc. ,
2.35%, 1/15/2032 130,000 113,231
5.10%, 8/9/2035 25,000 24,657
137,888
Consumer Finance 2.0%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 175,000 173,072
3.00%, 10/29/2028 1,100,000 1,058,843
Aircastle Ltd. ,
5.25%, 3/15/2030(a) 200,000 201,645
5.75%, 10/1/2031(a) 150,000 153,588
American Express Co. ,
(SOFR + 0.93%), 5.04%,
7/26/2028(c) 125,000 126,076

80 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co.,
(United States SOFR
Compounded Index
+ 1.02%), 5.09%,
1/30/2031(c) 100,000 101,691
(SOFR + 0.87%), 4.46%,
2/10/2032(c) 400,000 395,858
Avolon Holdings Funding Ltd. ,
4.38%, 5/1/2026(a) 250,000 249,987
2.53%, 11/18/2027(a) 810,000 782,550
4.85%, 4/1/2033(a) 307,000 294,096
Capital One Financial Corp. ,
(SOFR + 1.56%), 5.46%,
7/26/2030(c) 550,000 561,393
General Motors Financial Co.,
Inc. ,
4.90%, 10/6/2029 450,000 452,242
2.35%, 1/8/2031 75,000 66,813
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(c) 100,000 101,605
Toyota Motor Credit Corp. ,
Series B, 4.60%, 3/11/2033 300,000 295,367
5,014,826
Consumer Staples Distribution & Retail 0.1%
Kroger Co. (The) ,
5.00%, 9/15/2034 150,000 148,104
Containers & Packaging 0.3%
Amcor Flexibles North
America, Inc. ,
5.13%, 3/12/2036 45,000 43,750
Graphic Packaging
International LLC ,
1.51%, 4/15/2026(a) 140,000 139,798
Smurfit Westrock Financing
DAC ,
5.42%, 1/15/2035 200,000 201,606
Sonoco Products Co. ,
5.00%, 9/1/2034 240,000 234,760
619,914
Diversified REITs 0.2%
WP Carey, Inc. ,
2.40%, 2/1/2031 580,000 518,964
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
1.65%, 2/1/2028 475,000 452,615
Comcast Corp. ,
5.17%, 1/15/2037(a) 697,000 678,699
NBN Co. Ltd. ,
2.63%, 5/5/2031(a) 210,000 191,508
Verizon Communications, Inc. ,
4.78%, 2/15/2035 120,000 116,147
5.40%, 7/2/2037 108,000 107,606
1,546,575
Electric Utilities 3.0%
Atlantic City Electric Co. ,
4.00%, 10/15/2028 125,000 124,088
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Baltimore Gas and Electric
Co. ,
5.30%, 6/1/2034 200,000 205,107
CenterPoint Energy Houston
Electric LLC ,
Series AA, 3.00%, 2/1/2027 190,000 188,248
Cleveland Electric Illuminating
Co. (The) ,
3.50%, 4/1/2028(a) 475,000 465,218
Duke Energy Carolinas LLC ,
6.45%, 10/15/2032 425,000 462,077
Duquesne Light Holdings, Inc. ,
2.53%, 10/1/2030(a) 350,000 318,543
Edison International ,
5.25%, 11/15/2028 380,000 383,054
Evergy, Inc. ,
2.90%, 9/15/2029 200,000 189,550
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 385,000 380,662
Fortis, Inc. ,
3.06%, 10/4/2026 410,000 407,129
Georgia Power Co. ,
4.85%, 3/15/2031 455,000 460,658
ITC Holdings Corp. ,
2.95%, 5/14/2030(a) 140,000 131,005
NextEra Energy Capital
Holdings, Inc. ,
2.25%, 6/1/2030 725,000 660,665
Niagara Mohawk Power Corp. ,
1.96%, 6/27/2030(a) 150,000 134,919
NRG Energy, Inc. ,
2.45%, 12/2/2027(a) 240,000 231,184
5.41%, 10/15/2035(a) 5,000 4,904
Pacific Gas and Electric Co. ,
4.55%, 7/1/2030 590,000 582,003
5.70%, 3/1/2035 125,000 126,707
5.20%, 5/1/2036 500,000 487,314
PPL Capital Funding, Inc. ,
5.25%, 9/1/2034 150,000 151,062
SCE Recovery Funding LLC ,
4.45%, 3/15/2036 175,000 173,113
Southern California Edison
Co. ,
5.45%, 3/1/2035 425,000 426,584
Southwestern Electric Power
Co. ,
Series M, 4.10%, 9/15/2028 400,000 397,237
Virginia Electric and Power
Co. ,
5.15%, 3/15/2035 150,000 149,701
Vistra Operations Co. LLC ,
5.70%, 12/30/2034(a) 190,000 191,143
7,431,875
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
4.40%, 2/15/2033 260,000 253,754
Energy Equipment & Services 0.1%
Halliburton Co. ,
2.92%, 3/1/2030 120,000 113,110

NVIT J.P. Morgan Inflation Managed Fund - March 31, 2026 (Unaudited) - Statement of Investments - 81
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 160,000 158,771
271,881
Entertainment 0.1%
Take-Two Interactive
Software, Inc. ,
5.60%, 6/12/2034 210,000 213,696
Financial Services 0.7%
Corebridge Financial, Inc. ,
3.65%, 4/5/2027 90,000 89,184
Fiserv, Inc. ,
5.35%, 3/15/2031 360,000 363,536
Global Payments, Inc. ,
2.15%, 1/15/2027 665,000 652,924
LSEG Finance plc ,
2.00%, 4/6/2028(a) 270,000 257,137
Nationwide Building Society ,
5.13%, 7/29/2029(a) 270,000 274,325
1,637,106
Food Products 0.5%
Bimbo Bakeries USA, Inc. ,
6.05%, 1/15/2029(a) 210,000 216,979
Bunge Ltd. Finance Corp. ,
4.20%, 9/17/2029 330,000 326,878
5.15%, 8/4/2035 50,000 49,785
JBS NV ,
5.50%, 1/15/2036 255,000 255,117
Kraft Heinz Foods Co. ,
5.00%, 7/15/2035 200,000 194,277
Mars, Inc. ,
5.00%, 3/1/2032(a) 130,000 131,544
1,174,580
Gas Utilities 0.0%
†
ONE Gas, Inc. ,
2.00%, 5/15/2030 70,000 63,610
Ground Transportation 0.1%
Canadian Pacific Railway Co. ,
2.05%, 3/5/2030 60,000 54,878
Penske Truck Leasing Co. LP ,
5.55%, 5/1/2028(a) 100,000 101,659
Uber Technologies, Inc. ,
4.80%, 9/15/2034 190,000 186,012
4.80%, 9/15/2035 10,000 9,703
352,252
Health Care Equipment & Supplies 0.1%
Solventum Corp. ,
5.60%, 3/23/2034 125,000 127,789
Zimmer Biomet Holdings, Inc. ,
5.50%, 2/19/2035 170,000 173,526
301,315
Health Care Providers & Services 0.7%
Cencora, Inc. ,
4.60%, 2/13/2033 20,000 19,665
5.15%, 2/15/2035 200,000 201,429
Cigna Group (The) ,
5.25%, 1/15/2036 205,000 205,264
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Group (The),
3.20%, 3/15/2040 54,000 41,835
CVS Health Corp. ,
1.88%, 2/28/2031 230,000 200,806
HCA, Inc. ,
4.13%, 6/15/2029 415,000 409,263
3.50%, 9/1/2030 300,000 284,892
Humana, Inc. ,
3.95%, 3/15/2027 150,000 149,334
Quest Diagnostics, Inc. ,
2.95%, 6/30/2030 170,000 159,267
1,671,755
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. ,
3.38%, 8/15/2031 260,000 239,794
Healthpeak OP LLC ,
2.13%, 12/1/2028 280,000 263,714
Welltower OP LLC ,
2.75%, 1/15/2032 270,000 242,791
746,299
Hotels, Restaurants & Leisure 0.2%
Expedia Group, Inc. ,
3.25%, 2/15/2030 480,000 453,571
Industrial REITs 0.1%
Goodman US Finance Three
LLC ,
3.70%, 3/15/2028(a) 110,000 108,237
Prologis LP ,
4.75%, 6/15/2033 210,000 208,235
316,472
Insurance 0.5%
Aon North America, Inc. ,
5.45%, 3/1/2034 240,000 245,096
Athene Global Funding ,
2.72%, 1/7/2029(a) 320,000 299,173
CNO Global Funding ,
1.75%, 10/7/2026(a) 200,000 197,469
F&G Global Funding ,
2.30%, 4/11/2027(a) 360,000 351,018
Five Corners Funding Trust II ,
2.85%, 5/15/2030(a) 120,000 111,785
1,204,541
Interactive Media & Services 0.2%
Alphabet, Inc. ,
4.80%, 2/15/2036 350,000 348,501
Meta Platforms, Inc. ,
4.60%, 11/15/2032 10,000 9,902
4.88%, 11/15/2035 135,000 132,440
490,843
Leisure Products 0.1%
Hasbro, Inc. ,
3.90%, 11/19/2029 180,000 175,674
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. ,
4.55%, 6/15/2033 125,000 123,505

82 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
4.90%, 2/12/2036 55,000 54,609
178,114
Media 0.2%
Time Warner Cable
Enterprises LLC ,
8.38%, 7/15/2033 405,000 458,572
Metals & Mining 0.1%
Glencore Funding LLC ,
2.50%, 9/1/2030(a) 380,000 345,550
Multi-Utilities 0.6%
Ameren Corp. ,
5.00%, 1/15/2029 200,000 203,155
Consumers Energy Co. ,
4.63%, 5/15/2033 90,000 89,128
DTE Energy Co. ,
5.20%, 4/1/2030 210,000 214,172
NiSource, Inc. ,
5.25%, 3/30/2028 170,000 172,680
Public Service Enterprise
Group, Inc. ,
1.60%, 8/15/2030 90,000 79,166
Puget Energy, Inc. ,
2.38%, 6/15/2028 280,000 266,869
Sempra ,
3.70%, 4/1/2029 365,000 356,511
1,381,681
Office REITs 0.2%
COPT Defense Properties LP ,
2.00%, 1/15/2029 140,000 130,574
Kilroy Realty LP ,
2.65%, 11/15/2033 330,000 262,116
392,690
Oil, Gas & Consumable Fuels 1.4%
APA Infrastructure Ltd. ,
5.13%, 9/16/2034(a) 70,000 69,398
Cheniere Energy Partners LP ,
5.55%, 10/30/2035 20,000 20,367
Cheniere Energy, Inc. ,
5.65%, 4/15/2034 150,000 154,429
Columbia Pipelines Holding
Co. LLC ,
5.68%, 1/15/2034(a) 530,000 542,306
Coterra Energy, Inc. ,
3.90%, 5/15/2027 220,000 218,423
Enbridge, Inc. ,
5.70%, 3/8/2033 340,000 352,201
Energy Transfer LP ,
5.25%, 7/1/2029 210,000 214,593
5.70%, 4/1/2035 330,000 338,920
Eni SpA ,
4.25%, 5/9/2029(a) 260,000 258,544
Enterprise Products Operating
LLC ,
3.95%, 2/15/2027 120,000 119,756
MPLX LP ,
4.13%, 3/1/2027 140,000 139,639
4.25%, 12/1/2027 100,000 99,707
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP,
2.65%, 8/15/2030 90,000 82,956
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 140,000 128,659
ONEOK, Inc. ,
4.95%, 10/15/2032 270,000 267,813
Plains All American Pipeline
LP ,
3.55%, 12/15/2029 210,000 203,215
Sabine Pass Liquefaction
LLC ,
4.50%, 5/15/2030 170,000 168,766
Shell Finance US, Inc. ,
4.75%, 1/6/2036 50,000 49,154
3,428,846
Pharmaceuticals 0.1%
Novartis Capital Corp. ,
4.90%, 3/18/2036 125,000 124,701
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 181,721
306,422
Real Estate Management & Development 0.1%
Mitsui Fudosan Co. Ltd. ,
3.65%, 7/20/2027(a) 200,000 197,916
Residential REITs 0.3%
Essex Portfolio LP ,
1.65%, 1/15/2031 260,000 225,448
Mid-America Apartments LP ,
1.70%, 2/15/2031 210,000 183,056
UDR, Inc. ,
3.20%, 1/15/2030 160,000 152,531
2.10%, 8/1/2032 100,000 84,610
645,645
Retail REITs 0.4%
Brixmor Operating Partnership
LP ,
2.25%, 4/1/2028 230,000 220,749
NNN REIT, Inc. ,
4.30%, 10/15/2028 260,000 259,033
4.60%, 2/15/2031 50,000 49,698
Realty Income Corp. ,
4.13%, 10/15/2026 180,000 179,862
Regency Centers LP ,
2.95%, 9/15/2029 100,000 95,318
3.70%, 6/15/2030 110,000 106,726
911,386
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
4.80%, 2/15/2036 53,000 51,672
Marvell Technology, Inc. ,
2.95%, 4/15/2031 340,000 312,029
5.45%, 7/15/2035 32,000 32,515
NXP BV ,
2.50%, 5/11/2031 420,000 376,999
773,215

NVIT J.P. Morgan Inflation Managed Fund - March 31, 2026 (Unaudited) - Statement of Investments - 83
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.4%
Cadence Design Systems,
Inc. ,
4.70%, 9/10/2034 40,000 39,270
Oracle Corp. ,
4.50%, 5/6/2028 230,000 228,936
2.88%, 3/25/2031 300,000 266,458
4.80%, 9/26/2032 100,000 95,235
5.70%, 2/4/2036 110,000 105,764
Roper Technologies, Inc. ,
4.90%, 10/15/2034 180,000 173,798
Synopsys, Inc. ,
5.15%, 4/1/2035 200,000 200,383
1,109,844
Specialized REITs 0.4%
American Tower Corp. ,
1.45%, 9/15/2026 600,000 592,178
Equinix, Inc. ,
2.90%, 11/18/2026 180,000 178,361
Extra Space Storage LP ,
2.20%, 10/15/2030 300,000 268,409
1,038,948
Specialty Retail 0.2%
AutoZone, Inc. ,
1.65%, 1/15/2031 170,000 147,564
O'Reilly Automotive, Inc. ,
3.60%, 9/1/2027 240,000 237,517
385,081
Technology Hardware, Storage & Peripherals 0.0%
†
Dell International LLC ,
5.30%, 4/1/2032 110,000 111,708
Tobacco 0.3%
Altria Group, Inc. ,
2.45%, 2/4/2032 350,000 307,122
BAT Capital Corp. ,
2.26%, 3/25/2028 400,000 383,920
691,042
Trading Companies & Distributors 0.0%
†
Aviation Capital Group LLC ,
5.13%, 4/10/2030(a) 120,000 120,625
Water Utilities 0.1%
American Water Capital Corp. ,
5.25%, 3/1/2035 250,000 254,020
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
4.95%, 3/15/2028 190,000 191,974
3.88%, 4/15/2030 360,000 350,594
542,568
Total Corporate Bonds
(cost $72,305,346)
71,741,443
Foreign Government Securities 0.3%
Principal
Amount ($) Value ($)
MEXICO 0.2%
United Mexican States ,
6.00%, 5/13/2030 200,000 206,500
5.63%, 2/9/2034 287,000 280,686
487,186
PANAMA 0.1%
Republic of Panama ,
5.23%, 2/23/2034 200,000 192,800
Total Foreign Government Securities
(cost $690,767)
679,986
Mortgage-Backed Securities 12.8%
FHLMC Pool Gold Pool
Pool# WN1011
2.21%, 7/1/2029 1,000,000 945,185
Pool# WN4013
4.47%, 12/1/2033 625,000 623,266
FHLMC UMBS Pool
Pool# SD8157
3.00%, 7/1/2051 278,431 245,867
Pool# RA6606
3.00%, 1/1/2052 102,612 91,212
Pool# SD1549
3.50%, 4/1/2052 194,594 179,273
Pool# RA7779
4.50%, 8/1/2052 138,339 133,968
Pool# SD8267
5.00%, 11/1/2052 85,236 84,678
FNMA Pool
Pool# BS6526
3.50%, 10/1/2029 1,691,000 1,658,522
Pool# AN9043
3.44%, 5/1/2030 1,542,343 1,499,139
Pool# BZ5419
4.17%, 11/1/2030 1,656,000 1,652,582
Pool# BZ3977
4.42%, 6/1/2032 500,000 499,837
Pool# BZ3982
4.66%, 6/1/2032 396,336 400,747
Pool# BZ5943
4.78%, 6/1/2032 500,000 506,273
Pool# BZ4488
4.42%, 8/1/2032 205,000 204,735
Pool# BZ4871
4.23%, 10/1/2032 205,000 202,924
Pool# AN8880
3.69%, 6/1/2033 1,400,000 1,338,899
Pool# CB5339
5.00%, 11/1/2052 473,080 469,416
FNMA UMBS Pool
Pool# FM4389
3.50%, 9/1/2050 113,633 105,293
Pool# MA4468
3.50%, 11/1/2051 116,970 108,045
Pool# CB2523
2.50%, 1/1/2052 39,836 33,849
Pool# MA4655
4.00%, 7/1/2052 47,329 44,725

84 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB6031
5.00%, 4/1/2053 193,507 192,177
Pool# FS6259
4.50%, 6/1/2053 195,068 189,892
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 4/25/2056 75,000
76,450
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 4/25/2056 3,350,000 2,941,901
3.50%, 4/25/2056 2,500,000 2,291,610
4.00%, 4/25/2056 500,000 471,762
5.00%, 4/25/2056 8,775,000 8,653,261
5.50%, 4/25/2056 4,160,000 4,179,161
GNMA II Pool
Pool# MA6868
4.00%, 9/20/2050 192,959 183,061
Pool# 786082
3.00%, 11/20/2051 56,731 50,075
Pool# MA8148
3.00%, 7/20/2052 249,655 223,294
Pool# 788066
4.00%, 7/20/2065 1,069,495 1,009,150
Total Mortgage-Backed Securities
(cost $31,686,807)
31,490,229
U.S. Treasury Obligations 51.5%
U.S. Treasury Inflation Linked
Notes
0.38%, 7/15/2027 6,741,224 6,738,252
1.25%, 4/15/2028 26,241,512 26,339,935
2.38%, 10/15/2028 26,749,261 27,690,409
1.88%, 7/15/2035 22,851,926 22,739,603
1.88%, 1/15/2036 4,214,126 4,163,244
U.S. Treasury Notes
3.50%, 3/15/2029 4,205,000 4,167,878
3.50%, 2/28/2031 35,870,000 35,175,018
Total U.S. Treasury Obligations
(cost $127,213,116)
127,014,339
Total Investments
(cost $244,679,131) — 98.8%
243,669,204
Other assets in excess of
liabilities — 1.2% 2,866,563
NET ASSETS — 100.0%
$ 246,535,767
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $23,968,683 which represents 9.72% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2026.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2026.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
UMBS Uniform Mortgage-Backed Securities

NVIT J.P. Morgan Inflation Managed Fund - March 31, 2026 (Unaudited) - Statement of Investments - 85
Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2026
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
46-V1 1.00 Quarterly 6/20/2031 0.63 USD 29,170,000 (477,189) (36,828) (514,017)
(477,189) (36,828) (514,017)
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Inflation-Linked swap contracts outstanding as of March 31, 2026 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 month USCPI At
Termination
2.40% At
Termination Rec 12/2/2035 USD 2,555,000 – 1,822 1,822
1 month USCPI At
Termination
2.49% At
Termination Rec 3/25/2031 USD 4,240,000 (2,220) 8,003 5,783
Total unrealized appreciation (2,220) 9,825 7,605
1 month USCPI At
Termination
2.42% At
Termination Rec 12/23/2035 USD 880,000 1,997 (3,961) (1,964)
1 month USCPI At
Termination
2.42% At
Termination Rec 1/13/2036 USD 1,190,000 – (1,822) (1,822)
1 month USCPI At
Termination
2.45% At
Termination Rec 2/17/2036 USD 3,830,000 – (6,998) (6,998)
1 month USCPI At
Termination
2.49% At
Termination Rec 2/4/2036 USD 885,000 – (4,631) (4,631)
1 month USCPI At
Termination
2.50% At
Termination Rec 2/3/2036 USD 2,950,000 (819) (18,089) (18,908)
1 month USCPI At
Termination
2.54% At
Termination Rec 3/19/2031 USD 32,960,000 28,547 (61,796) (33,249)
1 month USCPI At
Termination
2.62% At
Termination Rec 3/18/2029 USD 10,335,000 12,621 (1,797) 10,824
1 month USCPI At
Termination
2.54% At
Termination Rec 3/18/2031 USD 23,980,000 – (15,398) (15,398)
1 month USCPI At
Termination
2.48% At
Termination Rec 11/18/2035 USD 40,800,000 – (216,310) (216,310)

86 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 month USCPI At
Termination
2.44% At
Termination Rec 3/30/2036 USD 1,235,000 – (1,956) (1,956)
1 month USCPI At
Termination
2.71% At
Termination Rec 3/20/2029 USD 24,900,000 9,003 (46,529) (37,526)
Total unrealized depreciation 51,349 (379,287) (327,938)
Net unrealized depreciation 49,129 (369,462) (320,333)
– – –
Currency:
USD United States dollar
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
1 Month United States Consumer Price Index (USCPI) 3.30%
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 53 6/2026 USD 10,994,601 11,107
U.S. Treasury 10 Year Note 343 6/2026 USD 38,089,078 (769,626)
U.S. Treasury 10 Year Ultra Note 131 6/2026 USD 14,870,547 (225,895)
Total long contracts (984,414)
Short Contracts
U.S. Treasury 5 Year Note (15) 6/2026 USD (1,622,695) 1,064
U.S. Treasury Long Bond (27) 6/2026 USD (3,074,625) 98,680
U.S. Treasury Ultra Bond (4) 6/2026 USD (466,250) 13,751
Total short contracts 113,495
Net contracts (870,919)
Currency:
USD United States Dollar

NVIT J.P. Morgan Inflation Managed Fund - March 31, 2026 (Unaudited) - Statement of Investments - 87
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 12,367,336 $ – $ 12,367,336
Collateralized Mortgage Obligations – 375,871 – 375,871
Corporate Bonds – 71,741,443 – 71,741,443
Foreign Government Securities – 679,986 – 679,986
Futures Contracts 124,602 – – 124,602
Inflation-linked Swaps† – 9,825 – 9,825
Mortgage-Backed Securities – 31,490,229 – 31,490,229
U.S. Treasury Obligations – 127,014,339 – 127,014,339
Total Assets $ 124,602 $ 243,679,029 $ – $ 243,803,631

88 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms
Level 1 Level 2 Level 3 Total
Liabilities:
Credit Default Swaps† $ – $ (36,828) $ – $ (36,828)
Futures Contracts (995,521) – – (995,521)
Inflation-linked Swaps† – (379,287) – (379,287)
Total Liabilities $ (995,521) $ (416,115) $ – $ (1,411,636)
Total $ (870,919) $ 243,262,914 $ – $ 242,391,995
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT J.P. Morgan Inflation Managed Fund - March 31, 2026 (Unaudited) - Statement of Investments - 89
including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2026 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their

90 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Assets: Fair Value
Swap Contracts†
Interest rate risk Unrealized appreciation on centrally cleared swap contracts $ 9,825
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 124,602
Total $ 134,427
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (36,828)
Interest rate risk Unrealized depreciation on centrally cleared swap contracts (379,287)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (995,521)
Total $ (1,411,636)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0 .2%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 43,957 44,691
Series 2023-1, Class A,
5.80%, 1/15/2036 71,029 73,109
Series 2024-1, Class A,
5.88%, 2/15/2037 23,494 24,138
141,938
Automobiles 0 .1%
Nissan Auto Receivables
Owner Trust, Series
2025-A, Class A4, 4.57%,
11/15/2030 400,000 403,607
Toyota Auto Receivables
Owner Trust, Series
2025-B, Class A3, 4.34%,
11/15/2029 100,000 100,374
World Omni Auto Receivables
Trust, Series 2025-C, Class
A3, 4.08%, 11/15/2030 300,000 299,543
803,524
Credit Card 0 .1%
American Express Credit
Account Master Trust
Series 2023-4, Class A,
5.15%, 9/16/2030 500,000 512,437
Series 2025-3, Class A,
4.51%, 4/15/2032 100,000 100,976
BA Credit Card Trust, Series
2025-A1, Class A, 4.31%,
5/15/2030 500,000 501,880
Synchrony Card Issuance
Trust, Series 2025-A3,
Class A, 4.06%, 11/15/2031 70,000 69,733
1,185,026
Total Asset-Backed Securities
(cost $2,120,587)
2,130,488
Commercial Mortgage-Backed Securities 1 .4%
BANK
Series 2022-BNK43, Class
A5, 4.40%, 8/15/2055 550,000 533,986
Series 2018-BN12, Class
AS, 4.34%, 5/15/2061(a) 250,000 245,309
Series 2020-BN25, Class C,
3.35%, 1/15/2063(a) 100,000 87,272
BBCMS Mortgage Trust,
Series 2024-5C25, Class C,
6.64%, 3/15/2057(a) 250,000 254,876
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 988,929
Series 2019-B11, Class A4,
3.28%, 5/15/2052 2,794,926 2,705,006
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2024-V5, Class B,
6.06%, 1/10/2057(a) 100,000 101,510
BMO Mortgage Trust
Series 2024-C9, Class C,
6.38%, 7/15/2057(a) 200,000 201,124
Series 2025-C11, Class A5,
5.69%, 2/15/2058 500,000 520,580
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class B, 4.45%,
4/15/2051(a) 250,000 238,969
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K517, Class A2,
5.36%, 1/25/2029(a) 1,000,000 1,029,594
Series K094, Class A2,
2.90%, 6/25/2029 500,000 481,840
Series K112, Class A2,
1.31%, 5/25/2030 1,000,000 893,035
Series K115, Class A2,
1.38%, 6/25/2030 960,000 857,466
Series K120, Class A2,
1.50%, 10/25/2030 2,000,000 1,777,539
Series K-154, Class A2,
4.35%, 1/25/2033(a) 1,000,000 995,084
Series K-159, Class A2,
4.50%, 7/25/2033(a) 200,000 200,028
Series K-165, Class A2,
4.49%, 9/25/2034 500,000 497,655
FNMA ACES REMICS
Series 2017-M12, Class A2,
3.07%, 6/25/2027(a) 240,295 237,555
Series 2018-M14, Class A2,
3.58%, 8/25/2028(a) 1,266,622 1,250,946
Morgan Stanley Capital I Trust
Series 2020-L4, Class AS,
2.88%, 2/15/2053 500,000 456,357
Series 2021-L7, Class A5,
2.57%, 10/15/2054 1,000,000 883,921
Wells Fargo Commercial
Mortgage Trust
Series 2018-C43, Class AS,
4.15%, 3/15/2051(a) 100,000 98,297
Series 2025-5C6, Class A3,
5.19%, 10/15/2058 500,000 507,925
Series 2025-5C6, Class B,
5.98%, 10/15/2058(a) 250,000 254,265
Total Commercial Mortgage-Backed
Securities
(cost $16,642,519) 16,299,068
Corporate Bonds 24 .2%
Aerospace & Defense 0 .6%
Boeing Co. (The) ,
6.26%, 5/1/2027(b) 100,000 101,727
3.20%, 3/1/2029(b) 150,000 144,674
6.30%, 5/1/2029(b) 80,000 83,987
2.95%, 2/1/2030(b) 85,000 79,991
5.15%, 5/1/2030 75,000 76,256

2 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
6.39%, 5/1/2031(b) 80,000 85,307
3.60%, 5/1/2034(b) 100,000 89,517
6.53%, 5/1/2034(b) 50,000 54,467
3.25%, 2/1/2035 100,000 85,716
5.71%, 5/1/2040 175,000 175,275
3.90%, 5/1/2049 100,000 73,069
3.75%, 2/1/2050(b) 200,000 141,873
5.81%, 5/1/2050(b) 200,000 193,345
6.86%, 5/1/2054 20,000 22,012
5.93%, 5/1/2060 160,000 153,582
General Dynamics Corp. ,
2.63%, 11/15/2027 300,000 293,259
2.25%, 6/1/2031(b) 30,000 27,004
2.85%, 6/1/2041(b) 50,000 37,328
4.25%, 4/1/2050(b) 75,000 62,588
General Electric Co. ,
4.30%, 7/29/2030(b) 25,000 24,940
Series A, 6.75%,
3/15/2032(b) 225,000 250,999
4.90%, 1/29/2036(b) 50,000 50,040
5.88%, 1/14/2038(b) 90,000 95,745
Honeywell Aerospace, Inc. ,
3.90%, 3/16/2028(c) 50,000 49,632
4.00%, 3/16/2029(c) 50,000 49,533
4.30%, 3/16/2031(c) 75,000 74,189
4.60%, 3/16/2033(c) 50,000 49,426
4.95%, 3/16/2036(c) 90,000 89,298
5.62%, 3/16/2046(c) 50,000 49,274
5.73%, 3/16/2056(c) 55,000 54,365
5.85%, 3/16/2066(c) 50,000 49,596
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 100,000 98,418
5.35%, 1/15/2030(b) 25,000 25,485
5.75%, 1/15/2035(b) 25,000 25,855
L3Harris Technologies, Inc. ,
5.05%, 6/1/2029 50,000 50,869
2.90%, 12/15/2029 25,000 23,612
1.80%, 1/15/2031 185,000 162,049
5.25%, 6/1/2031 45,000 46,045
5.35%, 6/1/2034 35,000 35,576
4.85%, 4/27/2035 90,000 88,283
5.50%, 8/15/2054(b) 25,000 23,929
Leidos, Inc. ,
4.10%, 3/15/2029(b) 25,000 24,752
2.30%, 2/15/2031(b) 98,000 87,212
5.00%, 3/15/2036(b) 25,000 24,170
Lockheed Martin Corp. ,
4.15%, 8/15/2028 50,000 50,037
4.50%, 2/15/2029(b) 45,000 45,367
4.40%, 8/15/2030 45,000 45,035
4.70%, 12/15/2031(b) 30,000 30,393
3.90%, 6/15/2032(b) 50,000 48,586
5.25%, 1/15/2033 25,000 26,026
4.80%, 8/15/2034 50,000 49,956
3.60%, 3/1/2035(b) 85,000 77,510
4.07%, 12/15/2042 93,000 78,689
4.70%, 5/15/2046 75,000 66,435
4.09%, 9/15/2052 50,000 39,024
4.15%, 6/15/2053 50,000 39,472
5.70%, 11/15/2054(b) 25,000 24,960
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Lockheed Martin Corp.,
5.20%, 2/15/2055(b) 40,000 37,199
4.30%, 6/15/2062 100,000 77,929
5.90%, 11/15/2063 30,000 30,673
Northrop Grumman Corp. ,
3.25%, 1/15/2028(b) 75,000 73,660
4.60%, 2/1/2029(b) 50,000 50,322
4.65%, 7/15/2030 75,000 75,429
4.90%, 6/1/2034 50,000 49,896
5.25%, 7/15/2035 40,000 40,761
4.75%, 6/1/2043(b) 150,000 135,435
4.03%, 10/15/2047 75,000 59,035
4.95%, 3/15/2053(b) 50,000 44,286
5.20%, 6/1/2054(b) 50,000 46,070
RTX Corp. ,
4.13%, 11/16/2028 250,000 248,950
5.75%, 1/15/2029(b) 75,000 77,805
6.00%, 3/15/2031(b) 75,000 79,718
1.90%, 9/1/2031(b) 50,000 43,513
2.38%, 3/15/2032(b) 60,000 52,823
5.15%, 2/27/2033(b) 50,000 50,993
6.10%, 3/15/2034(b) 85,000 91,532
4.70%, 12/15/2041 50,000 45,341
4.50%, 6/1/2042(b) 150,000 133,110
3.75%, 11/1/2046(b) 100,000 76,058
4.63%, 11/16/2048(b) 175,000 148,986
3.03%, 3/15/2052 95,000 60,315
5.38%, 2/27/2053(b) 95,000 89,215
6.40%, 3/15/2054(b) 50,000 53,916
Textron, Inc. ,
6.10%, 11/15/2033 75,000 79,121
4.95%, 3/15/2036(b) 25,000 24,306
6,282,156
Air Freight & Logistics 0 .1%
FedEx Corp. ,
4.90%, 1/15/2034 200,000 197,620
4.75%, 11/15/2045 100,000 85,405
4.55%, 4/1/2046 100,000 83,290
4.05%, 2/15/2048 50,000 38,123
5.25%, 5/15/2050(b) 60,000 54,985
GXO Logistics, Inc. ,
6.25%, 5/6/2029(b) 25,000 25,917
6.50%, 5/6/2034(b) 25,000 26,234
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 98,404
4.65%, 10/15/2030(b) 50,000 50,738
5.25%, 5/14/2035(b) 35,000 35,768
6.20%, 1/15/2038(b) 95,000 103,649
3.40%, 9/1/2049 170,000 118,250
5.30%, 4/1/2050(b) 75,000 70,245
5.05%, 3/3/2053(b) 60,000 53,377
5.50%, 5/22/2054 50,000 47,701
5.95%, 5/14/2055(b) 35,000 35,350
5.60%, 5/22/2064(b) 25,000 23,606
6.05%, 5/14/2065(b) 25,000 25,175
1,173,837
Automobile Components 0 .0%
†
Aptiv Swiss Holdings Ltd. ,
3.25%, 3/1/2032 110,000 102,951
5.40%, 3/15/2049 50,000 45,825

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Automobile Components
Aptiv Swiss Holdings Ltd.,
3.10%, 12/1/2051 32,000 19,741
4.15%, 5/1/2052(b) 50,000 37,228
BorgWarner, Inc. ,
2.65%, 7/1/2027 55,000 53,748
Lear Corp. ,
2.60%, 1/15/2032 50,000 44,179
5.25%, 5/15/2049(b) 25,000 22,250
Magna International, Inc. ,
5.05%, 3/14/2029 25,000 25,331
5.50%, 3/21/2033 20,000 20,506
371,759
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 300,000 260,565
6.10%, 8/19/2032(b) 100,000 100,820
4.75%, 1/15/2043(b) 200,000 151,075
General Motors Co. ,
6.80%, 10/1/2027 100,000 102,853
5.63%, 4/15/2030(b) 25,000 25,704
6.25%, 4/15/2035 100,000 103,989
6.60%, 4/1/2036(b) 106,000 112,716
5.15%, 4/1/2038(b) 100,000 93,810
6.25%, 10/2/2043(b) 50,000 49,101
5.20%, 4/1/2045 75,000 65,095
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028 75,000 74,827
4.69%, 7/8/2030(b) 50,000 49,616
2.97%, 3/10/2032(b) 25,000 22,319
5.34%, 7/8/2035(b) 25,000 24,734
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031(b) 75,000 86,851
Toyota Motor Corp. ,
4.19%, 6/30/2027 50,000 50,051
5.12%, 7/13/2028 25,000 25,454
4.45%, 6/30/2030 25,000 25,021
5.12%, 7/13/2033(b) 25,000 25,528
5.05%, 6/30/2035 25,000 25,286
1,475,415
Banks 4 .1%
Banco Santander SA ,
5.29%, 8/18/2027(b) 400,000 403,849
5.59%, 8/8/2028 200,000 204,865
5.44%, 7/15/2031 200,000 205,718
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.23%, 11/22/2032(d) 200,000 179,519
6.94%, 11/7/2033(b) 200,000 224,298
Bank of America Corp. ,
(SOFR + 2.04%), 4.95%,
7/22/2028(b)(d) 150,000 150,969
(SOFR + 1.99%), 6.20%,
11/10/2028(d) 70,000 71,911
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(d) 200,000 196,474
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(d) 225,000 226,753
(SOFR + 1.63%), 5.20%,
4/25/2029(b)(d) 215,000 218,061
(SOFR + 1.11%), 4.62%,
5/9/2029(d) 240,000 241,043
(SOFR + 1.06%), 2.09%,
6/14/2029(b)(d) 100,000 95,144
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(d) 100,000 99,592
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 300,000 295,872
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 300,000 277,151
(SOFR + 1.37%), 1.92%,
10/24/2031(d) 400,000 354,498
(SOFR + 0.87%), 4.46%,
2/6/2032(d) 125,000 123,436
(SOFR + 1.32%), 2.69%,
4/22/2032(d) 330,000 299,052
(SOFR + 1.21%), 2.57%,
10/20/2032(d) 280,000 249,121
(SOFR + 1.33%), 2.97%,
2/4/2033(b)(d) 350,000 316,825
(SOFR + 1.83%), 4.57%,
4/27/2033(b)(d) 140,000 137,552
(SOFR + 2.16%), 5.02%,
7/22/2033(d) 190,000 191,122
(SOFR + 1.91%), 5.29%,
4/25/2034(b)(d) 180,000 182,188
(SOFR + 1.84%), 5.87%,
9/15/2034(d) 100,000 104,716
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 210,000 214,368
(SOFR + 1.74%), 5.52%,
10/25/2035(b)(d) 100,000 99,998
(SOFR + 1.31%), 5.51%,
1/24/2036(b)(d) 245,000 249,846
(SOFR + 1.70%), 5.74%,
2/12/2036(d) 180,000 183,109
(SOFR + 1.64%), 5.46%,
5/9/2036(b)(d) 90,000 91,795
(SOFR + 1.13%), 5.05%,
2/6/2037(b)(d) 125,000 123,337
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(d) 150,000 135,863
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(d) 100,000 87,029
(SOFR + 1.93%), 2.68%,
6/19/2041(b)(d) 250,000 179,163
5.88%, 2/7/2042 125,000 128,732
(SOFR + 1.58%), 3.31%,
4/22/2042(d) 125,000 95,322
5.00%, 1/21/2044(b) 50,000 46,518

4 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(b)(d) 200,000 162,152
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(b)(d) 300,000 232,052
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(d) 50,000 31,608
Bank of Montreal ,
Series H, 4.70%, 9/14/2027 150,000 150,820
(United States SOFR
Compounded Index
+ 0.75%), 4.06%,
9/22/2028(d) 75,000 74,567
5.72%, 9/25/2028 100,000 102,973
Series J, (SOFR + 0.89%),
4.34%, 3/19/2030(b)(d) 25,000 24,891
(SOFR + 1.25%), 4.64%,
9/10/2030(b)(d) 85,000 85,157
5.51%, 6/4/2031(b) 75,000 77,781
(United States SOFR
Compounded Index
+ 1.08%), 4.35%,
9/22/2031(b)(d) 75,000 73,930
Series J, (SOFR + 0.97%),
4.44%, 1/14/2032(b)(d) 25,000 24,615
Bank of Nova Scotia (The) ,
5.40%, 6/4/2027 25,000 25,319
(SOFR + 1.00%), 4.40%,
9/8/2028(d) 25,000 24,973
(SOFR + 0.76%), 4.04%,
9/15/2028(d) 50,000 49,682
(SOFR + 0.89%), 4.93%,
2/14/2029(b)(d) 50,000 50,420
5.45%, 8/1/2029(b) 25,000 25,793
4.85%, 2/1/2030(b) 60,000 60,687
(SOFR + 0.73%), 4.25%,
2/2/2030(d) 25,000 24,772
(SOFR + 1.07%), 5.13%,
2/14/2031(b)(d) 50,000 50,828
(SOFR + 1.09%), 4.34%,
9/15/2031(d) 50,000 49,330
2.45%, 2/2/2032(b) 50,000 44,160
(SOFR + 1.44%), 4.74%,
11/10/2032(b)(d) 25,000 24,938
(SOFR + 1.05%), 4.81%,
2/2/2034(d) 25,000 24,645
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(d) 92,000 88,010
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(b)(d) 200,000 202,287
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d) 200,000 208,293
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
(SOFR + 0.96%), 5.09%,
2/25/2029(b)(d) 200,000 201,637
+ 1.90%), 4.97%,
5/16/2029(b)(d) 200,000 201,217
(SOFR + 1.56%), 4.94%,
9/10/2030(d) 200,000 201,031
(SOFR + 1.23%), 5.37%,
2/25/2031(d) 200,000 203,473
(SOFR + 1.91%), 5.34%,
9/10/2035(b)(d) 200,000 198,200
5.25%, 8/17/2045(b) 205,000 189,324
4.95%, 1/10/2047(b) 200,000 176,318
Canadian Imperial Bank of
Commerce ,
3.45%, 4/7/2027(b) 80,000 79,418
5.24%, 6/28/2027(b) 50,000 50,548
5.00%, 4/28/2028 60,000 60,742
(United States SOFR
Compounded Index +
0.60%), 4.24%, 9/8/2028(b)
(d) 25,000 24,935
5.99%, 10/3/2028 50,000 51,820
(SOFR + 1.03%), 4.86%,
3/30/2029(b)(d) 50,000 50,400
5.26%, 4/8/2029 75,000 76,636
(United States SOFR
Compounded Index
+ 0.79%), 4.28%,
1/29/2030(d) 25,000 24,831
(SOFR + 1.34%), 4.63%,
9/11/2030(d) 50,000 50,055
(SOFR + 1.11%), 5.25%,
1/13/2031(d) 25,000 25,497
(United States SOFR
Compounded Index +
1.17%), 4.58%, 9/8/2031(b)
(d) 35,000 34,851
6.09%, 10/3/2033 50,000 53,491
Citibank NA ,
4.58%, 5/29/2027 250,000 250,995
5.80%, 9/29/2028(b) 250,000 259,598
Citigroup, Inc. ,
4.45%, 9/29/2027 100,000 100,003
(SOFR + 1.14%), 4.64%,
5/7/2028(d) 75,000 75,124
(SOFR + 0.87%), 4.79%,
3/4/2029(d) 200,000 201,009
(SOFR + 1.36%), 5.17%,
2/13/2030(d) 105,000 106,619
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(d) 250,000 245,965
(SOFR + 1.34%), 4.54%,
9/19/2030(b)(d) 100,000 99,653
(SOFR + 1.42%), 2.98%,
11/5/2030(b)(d) 200,000 188,901
(SOFR + 1.15%), 2.67%,
1/29/2031(d) 100,000 92,769
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 175,000 173,000

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 2.11%), 2.57%,
6/3/2031(d) 300,000 275,004
(SOFR + 1.17%), 4.50%,
9/11/2031(b)(d) 120,000 118,636
(SOFR + 1.17%), 2.56%,
5/1/2032(d) 245,000 219,163
(SOFR + 1.94%), 3.79%,
3/17/2033(b)(d) 265,000 248,584
(SOFR + 2.09%), 4.91%,
5/24/2033(d) 335,000 333,483
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 145,000 150,092
(SOFR + 1.45%), 5.45%,
6/11/2035(b)(d) 200,000 202,781
(SOFR + 1.83%), 6.02%,
1/24/2036(d) 195,000 199,081
(SOFR + 1.47%), 5.33%,
3/27/2036(d) 155,000 155,472
(SOFR + 1.49%), 5.17%,
9/11/2036(b)(d) 120,000 118,955
(SOFR + 4.55%), 5.32%,
3/26/2041(b)(d) 200,000 193,187
4.65%, 7/23/2048(b) 200,000 169,275
(SOFR + 1.75%), 5.61%,
3/4/2056(b)(d) 70,000 67,230
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030(b) 120,000 110,579
(SOFR + 1.26%), 5.25%,
3/5/2031(d) 25,000 25,298
(SOFR + 1.91%), 5.72%,
7/23/2032(d) 50,000 51,395
(SOFR + 2.33%), 6.65%,
4/25/2035(b)(d) 25,000 26,794
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(d) 40,000 39,911
Cooperatieve Rabobank UA ,
5.25%, 5/24/2041 175,000 169,531
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(d) 40,000 39,776
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(b)(d) 60,000 61,696
(SOFR + 2.34%), 6.34%,
7/27/2029(d) 106,000 109,887
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(b)(d) 60,000 60,009
(SOFR + 1.84%), 5.63%,
1/29/2032(b)(d) 100,000 103,081
(SOFR + 1.66%), 4.34%,
4/25/2033(d) 40,000 38,547
Fifth Third Financial Corp. ,
4.00%, 2/1/2029 200,000 197,040
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(d) 215,000 224,110
(SOFR + 1.03%), 4.90%,
3/3/2029(d) 200,000 201,092
(SOFR + 1.97%), 6.16%,
3/9/2029(b)(d) 400,000 411,494
(SOFR + 1.29%), 2.21%,
8/17/2029(d) 200,000 189,318
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(d) 200,000 195,816
(SOFR + 1.95%), 2.36%,
8/18/2031(b)(d) 300,000 270,598
(SOFR + 1.19%), 4.62%,
11/6/2031(b)(d) 200,000 197,222
(SOFR + 1.52%), 5.73%,
5/17/2032(b)(d) 200,000 206,771
(SOFR + 2.53%), 4.76%,
3/29/2033(d) 200,000 194,994
(SOFR + 1.56%), 5.45%,
3/3/2036(d) 200,000 200,583
6.50%, 5/2/2036 100,000 105,022
(SOFR + 1.88%), 5.79%,
5/13/2036(d) 200,000 205,588
(SOFR + 1.96%), 5.74%,
9/10/2036(b)(d) 200,000 200,222
(SOFR + 1.43%), 5.13%,
11/6/2036(d) 200,000 195,631
(SOFR + 2.65%), 6.33%,
3/9/2044(d) 200,000 210,801
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(d) 30,000 29,978
(SOFR + 0.99%), 4.62%,
1/28/2032(b)(d) 50,000 49,270
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(d) 175,000 150,027
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.35%),
5.61%, 1/28/2041(d) 25,000 24,398
ING Groep NV ,
4.55%, 10/2/2028(b) 200,000 200,230
(SOFR + 1.77%), 5.55%,
3/19/2035(b)(d) 200,000 203,139
JPMorgan Chase & Co. ,
4.25%, 10/1/2027(b) 500,000 500,264
(SOFR + 0.93%), 4.98%,
7/22/2028(d) 50,000 50,336
(SOFR + 1.99%), 4.85%,
7/25/2028(d) 180,000 180,886
(SOFR + 0.86%), 4.51%,
10/22/2028(b)(d) 110,000 109,977
(SOFR + 1.02%), 2.07%,
6/1/2029(d) 100,000 95,150
(SOFR + 1.45%), 5.30%,
7/24/2029(b)(d) 85,000 86,586

6 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.57%), 6.09%,
10/23/2029(b)(d) 165,000 171,448
(SOFR + 1.31%), 5.01%,
1/23/2030(d) 175,000 177,448
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(b)(d) 150,000 146,285
(SOFR + 1.75%), 4.57%,
6/14/2030(d) 200,000 200,188
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(d) 300,000 282,543
(SOFR + 1.04%), 4.60%,
10/22/2030(d) 200,000 200,427
(SOFR + 1.01%), 5.14%,
1/24/2031(d) 225,000 229,118
(CME Term SOFR 3
Month + 3.79%), 4.49%,
3/24/2031(d) 300,000 298,380
(SOFR + 2.04%), 2.52%,
4/22/2031(b)(d) 100,000 92,411
(SOFR + 1.44%), 5.10%,
4/22/2031(b)(d) 135,000 137,451
(SOFR + 0.93%), 4.26%,
10/22/2031(b)(d) 135,000 132,891
(SOFR + 0.84%), 4.35%,
1/22/2032(b)(d) 75,000 73,942
(SOFR + 1.18%), 2.55%,
11/8/2032(b)(d) 210,000 186,672
(SOFR + 1.26%), 2.96%,
1/25/2033(d) 130,000 117,939
(SOFR + 1.80%), 4.59%,
4/26/2033(d) 35,000 34,534
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 115,000 115,079
(SOFR + 2.58%), 5.72%,
9/14/2033(b)(d) 100,000 103,537
(SOFR + 1.85%), 5.35%,
6/1/2034(b)(d) 150,000 153,043
(SOFR + 1.81%), 6.25%,
10/23/2034(d) 135,000 145,154
(SOFR + 1.62%), 5.34%,
1/23/2035(d) 100,000 101,535
(SOFR + 1.49%), 5.77%,
4/22/2035(d) 150,000 156,238
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 150,000 151,857
(SOFR + 1.34%), 4.95%,
10/22/2035(d) 125,000 123,629
(SOFR + 1.32%), 5.50%,
1/24/2036(d) 140,000 143,295
(SOFR + 1.68%), 5.57%,
4/22/2036(d) 235,000 242,164
(SOFR + 1.19%), 4.81%,
10/22/2036(d) 195,000 189,338
(SOFR + 1.07%), 4.90%,
1/22/2037(b)(d) 105,000 102,744
(SOFR + 1.30%), 5.19%,
2/5/2037(d) 50,000 49,133
6.40%, 5/15/2038 175,000 192,207
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.62%), 3.88%,
7/24/2038(d) 150,000 131,565
5.60%, 7/15/2041 100,000 100,192
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d) 125,000 87,346
4.85%, 2/1/2044 150,000 137,479
(SOFR + 1.55%), 5.53%,
11/29/2045(b)(d) 150,000 147,330
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(d) 150,000 122,628
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(d) 100,000 77,582
(SOFR + 2.44%), 3.11%,
4/22/2051(d) 200,000 130,567
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(d) 150,000 102,110
Keybank National Association ,
5.85%, 11/15/2027(b) 250,000 255,257
KeyCorp ,
2.25%, 4/6/2027 50,000 48,920
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(b)
(d) 80,000 84,819
Korea Development Bank
(The) ,
4.38%, 2/15/2033 200,000 198,720
Kreditanstalt fuer
Wiederaufbau ,
3.88%, 6/15/2028 1,200,000 1,201,735
4.63%, 3/18/2030(b) 80,000 82,149
3.75%, 7/15/2030(b) 50,000 49,663
4.13%, 7/15/2033 400,000 398,799
0.00%, 6/29/2037(e) 250,000 151,707
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(d) 300,000 307,412
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.68%, 1/5/2035(b)(d) 200,000 205,490
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(b)(d) 300,000 216,442
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(b)(d) 40,000 39,972
(SOFR + 1.40%), 5.18%,
7/8/2031(b)(d) 30,000 30,314
(SOFR + 1.85%), 5.05%,
1/27/2034(b)(d) 88,000 86,920

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
M&T Bank Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.43%),
5.40%, 7/30/2035(d) 25,000 24,920
(SOFR + 1.61%), 5.39%,
1/16/2036(b)(d) 50,000 49,588
Mitsubishi UFJ Financial
Group, Inc. ,
3.74%, 3/7/2029(b) 400,000 393,582
3.20%, 7/18/2029(b) 300,000 287,676
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(d) 300,000 264,249
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(b)(d) 200,000 178,919
3.75%, 7/18/2039(b) 200,000 168,692
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(d) 200,000 199,670
(CME Term SOFR 3
Month + 1.77%), 2.20%,
7/10/2031(d) 200,000 180,147
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(b)(d) 200,000 207,750
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
5.32%, 7/8/2036(b)(d) 200,000 200,885
Morgan Stanley Bank NA ,
(SOFR + 0.91%), 5.02%,
1/12/2029(b)(d) 250,000 252,676
Morgan Stanley Private Bank
NA ,
(SOFR + 0.77%), 4.47%,
7/6/2028(d) 250,000 249,991
(SOFR + 0.78%), 4.20%,
11/17/2028(d) 250,000 249,134
(SOFR + 1.02%), 4.47%,
11/19/2031(d) 250,000 246,120
National Australia Bank Ltd. ,
3.91%, 6/9/2027(b) 250,000 249,467
4.79%, 1/10/2029(b) 250,000 254,718
NatWest Group plc ,
+ 1.75%), 4.89%,
5/18/2029(b)(d) 200,000 201,398
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
5.12%, 5/23/2031(d) 200,000 201,993
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(b)(d) 200,000 206,747
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Oesterreichische Kontrollbank
AG ,
4.13%, 1/18/2029(b) 460,000 462,890
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.62%), 5.35%,
12/2/2028(b)(d) 135,000 137,103
3.45%, 4/23/2029 100,000 97,781
(SOFR + 1.20%), 5.49%,
5/14/2030(b)(d) 100,000 102,843
(SOFR + 1.07%), 5.22%,
1/29/2031(b)(d) 90,000 91,809
(SOFR + 1.33%), 4.90%,
5/13/2031(d) 50,000 50,306
(SOFR + 0.98%), 2.31%,
4/23/2032(d) 75,000 66,798
(SOFR + 1.26%), 4.81%,
10/21/2032(b)(d) 75,000 74,751
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(b)(d) 100,000 105,762
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 125,000 124,974
(SOFR + 1.95%), 5.94%,
8/18/2034(d) 50,000 52,366
(SOFR + 2.28%), 6.88%,
10/20/2034(d) 85,000 93,905
(SOFR + 1.90%), 5.68%,
1/22/2035(b)(d) 100,000 102,871
(SOFR + 1.60%), 5.40%,
7/23/2035(b)(d) 50,000 50,635
(SOFR + 1.39%), 5.58%,
1/29/2036(d) 50,000 51,045
Regions Financial Corp. ,
(SOFR + 1.49%), 5.72%,
6/6/2030(d) 50,000 51,277
Royal Bank of Canada ,
3.63%, 5/4/2027 40,000 39,760
4.24%, 8/3/2027 90,000 89,968
6.00%, 11/1/2027 46,000 47,187
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d) 50,000 50,055
(SOFR + 0.70%), 4.00%,
11/3/2028(b)(d) 75,000 74,463
(SOFR + 0.89%), 4.50%,
8/6/2029(d) 100,000 100,000
(United States SOFR
Compounded Index
+ 1.08%), 4.65%,
10/18/2030(d) 125,000 125,293
(SOFR + 1.03%), 5.15%,
2/4/2031(d) 125,000 127,045
(SOFR + 1.06%), 4.70%,
8/6/2031(d) 75,000 74,833
(SOFR + 0.98%), 4.31%,
11/3/2031(b)(d) 75,000 73,729
3.88%, 5/4/2032(b) 40,000 38,392
5.00%, 5/2/2033 55,000 55,487

8 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
5.15%, 2/1/2034(b) 100,000 102,248
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 78,000 77,834
(SOFR + 2.36%), 6.50%,
3/9/2029(b)(d) 60,000 61,871
(SOFR + 2.70%), 6.57%,
6/12/2029(b)(d) 24,000 24,832
(SOFR + 2.50%), 6.17%,
1/9/2030(d) 40,000 41,330
(SOFR + 1.88%), 5.74%,
3/20/2031(d) 50,000 51,304
(SOFR + 3.28%), 7.66%,
11/9/2031(b)(d) 25,000 27,501
(SOFR + 2.14%), 6.34%,
5/31/2035(b)(d) 35,000 36,606
Santander UK Group Holdings
plc ,
(SOFR + 2.60%), 6.53%,
1/10/2029(b)(d) 200,000 206,361
Sumitomo Mitsui Financial
Group, Inc. ,
3.36%, 7/12/2027(b) 300,000 296,714
5.72%, 9/14/2028 200,000 205,620
1.90%, 9/17/2028 200,000 187,835
2.75%, 1/15/2030 200,000 186,723
(SOFR + 1.50%), 5.25%,
7/8/2036(d) 200,000 200,486
2.93%, 9/17/2041 300,000 212,967
Toronto-Dominion Bank (The) ,
4.98%, 4/5/2027 75,000 75,547
4.11%, 6/8/2027 100,000 99,738
4.69%, 9/15/2027 90,000 90,472
4.86%, 1/31/2028 50,000 50,403
5.52%, 7/17/2028 75,000 76,851
4.11%, 10/13/2028 50,000 49,731
4.78%, 12/17/2029 50,000 50,553
4.81%, 6/3/2030(b) 75,000 75,620
2.45%, 1/12/2032 100,000 88,397
5.30%, 1/30/2032 50,000 51,356
3.20%, 3/10/2032(b) 75,000 68,981
4.46%, 6/8/2032(b) 55,000 54,075
4.93%, 10/15/2035 25,000 24,596
Truist Financial Corp. ,
1.13%, 8/3/2027 300,000 287,556
(SOFR + 1.37%), 4.12%,
6/6/2028(d) 65,000 64,719
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(d) 80,000 80,526
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 30,000 31,885
(SOFR + 1.31%), 5.07%,
5/20/2031(b)(d) 100,000 101,090
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(d) 100,000 105,721
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 30,000 29,919
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 45,000 46,887
(SOFR + 1.92%), 5.71%,
1/24/2035(b)(d) 160,000 165,047
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
(SOFR + 1.40%), 4.96%,
10/23/2036(b)(d) 75,000 72,646
US Bancorp ,
Series X, 3.15%,
4/27/2027(b) 300,000 296,636
(SOFR + 2.02%), 5.78%,
6/12/2029(b)(d) 40,000 41,143
(SOFR + 1.25%), 5.10%,
7/23/2030(b)(d) 115,000 117,028
(SOFR + 1.06%), 5.05%,
2/12/2031(d) 50,000 50,728
(SOFR + 0.87%), 4.48%,
1/26/2032(b)(d) 25,000 24,737
(SOFR + 1.02%), 2.68%,
1/27/2033(b)(d) 100,000 88,900
(SOFR + 2.09%), 5.85%,
10/21/2033(b)(d) 200,000 210,134
(SOFR + 2.26%), 5.84%,
6/12/2034(b)(d) 75,000 78,280
(SOFR + 1.86%), 5.68%,
1/23/2035(d) 100,000 103,286
(SOFR + 1.41%), 5.42%,
2/12/2036(b)(d) 50,000 51,092
(SOFR + 1.10%), 5.03%,
1/26/2037(b)(d) 25,000 24,632
Wells Fargo & Co. ,
4.30%, 7/22/2027 50,000 49,936
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 170,000 172,193
(SOFR + 1.98%), 4.81%,
7/25/2028(b)(d) 125,000 125,519
(SOFR + 1.37%), 4.97%,
4/23/2029(d) 225,000 226,951
(SOFR + 0.88%), 4.08%,
9/15/2029(d) 225,000 222,525
(SOFR + 0.74%), 4.18%,
1/23/2030(b)(d) 60,000 59,468
(SOFR + 1.50%), 5.20%,
1/23/2030(d) 140,000 142,195
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(b)(d) 100,000 94,348
(SOFR + 1.11%), 5.24%,
1/24/2031(d) 95,000 96,841
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(b)(d) 125,000 115,622
(CME Term SOFR 3
Month + 4.03%), 4.48%,
4/4/2031(d) 250,000 247,840
(SOFR + 1.50%), 5.15%,
4/23/2031(b)(d) 200,000 203,417
(SOFR + 1.50%), 3.35%,
3/2/2033(b)(d) 150,000 137,728
(SOFR + 2.10%), 4.90%,
7/25/2033(d) 175,000 174,105
(SOFR + 2.02%), 5.39%,
4/24/2034(d) 240,000 243,594
(SOFR + 1.99%), 5.56%,
7/25/2034(b)(d) 140,000 143,481

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 2.06%), 6.49%,
10/23/2034(d) 140,000 151,586
(SOFR + 1.78%), 5.50%,
1/23/2035(d) 110,000 111,974
(SOFR + 1.38%), 5.21%,
12/3/2035(d) 200,000 199,115
(SOFR + 1.34%), 4.89%,
9/15/2036(d) 225,000 218,904
(SOFR + 1.10%), 4.96%,
1/23/2037(b)(d) 100,000 97,414
(SOFR + 2.53%), 3.07%,
4/30/2041(d) 175,000 131,382
4.65%, 11/4/2044 250,000 209,612
4.40%, 6/14/2046 200,000 159,229
(SOFR + 1.23%), 5.43%,
1/23/2047(d) 100,000 94,755
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(d) 225,000 198,223
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(d) 100,000 82,912
Westpac Banking Corp. ,
5.46%, 11/18/2027(b) 200,000 204,083
4.35%, 7/1/2030(b) 75,000 74,993
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(b)(d) 300,000 292,512
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 85,000 76,038
2.96%, 11/16/2040 50,000 37,046
3.13%, 11/18/2041 65,000 47,747
46,221,372
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 210,000 204,534
4.90%, 2/1/2046(b) 470,000 423,551
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 100,000 87,883
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029(b) 150,000 151,907
3.50%, 6/1/2030(b) 125,000 120,792
5.00%, 6/15/2034 50,000 50,572
4.44%, 10/6/2048(b) 100,000 83,844
5.55%, 1/23/2049(b) 200,000 194,234
4.75%, 4/15/2058 75,000 63,342
5.80%, 1/23/2059(b) 50,000 50,121
Brown-Forman Corp. ,
4.75%, 4/15/2033(b) 40,000 39,679
Coca-Cola Co. (The) ,
3.45%, 3/25/2030(b) 50,000 48,688
2.00%, 3/5/2031(b) 45,000 40,432
2.25%, 1/5/2032(b) 300,000 268,566
5.00%, 5/13/2034 50,000 51,504
2.88%, 5/5/2041(b) 75,000 56,585
3.00%, 3/5/2051(b) 85,000 55,564
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Coca-Cola Co. (The),
2.50%, 3/15/2051 56,000 32,901
5.30%, 5/13/2054(b) 75,000 71,884
5.20%, 1/14/2055(b) 50,000 47,347
5.40%, 5/13/2064 100,000 95,117
Coca-Cola Consolidated, Inc. ,
5.25%, 6/1/2029 50,000 51,110
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 140,669
Constellation Brands, Inc. ,
4.80%, 1/15/2029(b) 25,000 25,147
2.88%, 5/1/2030(b) 100,000 93,574
4.80%, 5/1/2030 25,000 25,145
2.25%, 8/1/2031(b) 105,000 92,616
4.90%, 5/1/2033(b) 60,000 59,191
4.95%, 11/1/2035(b) 25,000 24,133
Diageo Capital plc ,
2.00%, 4/29/2030 200,000 181,226
Diageo Investment Corp. ,
7.45%, 4/15/2035(b) 150,000 174,712
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050(b) 150,000 107,654
Keurig Dr Pepper, Inc. ,
4.35%, 5/15/2028 25,000 24,911
4.60%, 5/25/2028 54,000 53,983
5.05%, 3/15/2029 25,000 25,272
3.95%, 4/15/2029 50,000 48,981
3.20%, 5/1/2030(b) 100,000 93,764
4.60%, 5/15/2030 25,000 24,740
4.05%, 4/15/2032(b) 50,000 47,302
5.30%, 3/15/2034 100,000 99,148
5.15%, 5/15/2035 25,000 24,366
4.50%, 4/15/2052(b) 50,000 39,004
Molson Coors Beverage Co. ,
5.00%, 5/1/2042(b) 75,000 67,389
4.20%, 7/15/2046(b) 50,000 39,047
Pepsico Singapore Financing I
Pte. Ltd. ,
4.55%, 2/16/2029 25,000 25,254
4.70%, 2/16/2034 25,000 24,867
PepsiCo, Inc. ,
3.00%, 10/15/2027(b) 300,000 295,432
4.45%, 2/7/2028 25,000 25,200
3.60%, 2/18/2028(b) 25,000 24,806
4.10%, 1/15/2029(b) 50,000 49,971
4.50%, 7/17/2029 50,000 50,480
4.60%, 2/7/2030 25,000 25,325
2.75%, 3/19/2030(b) 200,000 189,017
1.40%, 2/25/2031(b) 125,000 109,052
3.90%, 7/18/2032(b) 35,000 33,900
4.45%, 2/15/2033 60,000 60,209
4.80%, 7/17/2034 50,000 50,347
5.00%, 7/23/2035(b) 50,000 50,599
2.63%, 10/21/2041 50,000 35,810
4.45%, 4/14/2046(b) 50,000 43,412
2.88%, 10/15/2049 50,000 32,241
3.63%, 3/19/2050 75,000 55,322
2.75%, 10/21/2051 50,000 30,685
4.65%, 2/15/2053 60,000 51,820

10 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc.,
5.25%, 7/17/2054 50,000 48,078
5,113,958
Biotechnology 0 .4%
AbbVie, Inc. ,
3.78%, 3/3/2028 40,000 39,731
4.80%, 3/15/2029(b) 50,000 50,803
3.20%, 11/21/2029(b) 125,000 120,508
4.88%, 3/15/2030(b) 100,000 101,995
4.13%, 3/15/2031(b) 30,000 29,565
4.95%, 3/15/2031(b) 95,000 97,046
4.40%, 3/15/2033 50,000 49,084
5.05%, 3/15/2034(b) 25,000 25,374
4.55%, 3/15/2035 120,000 116,512
4.50%, 5/14/2035 175,000 169,241
4.75%, 3/15/2036 35,000 34,339
4.05%, 11/21/2039(b) 180,000 157,990
4.40%, 11/6/2042 125,000 109,797
5.35%, 3/15/2044(b) 55,000 53,534
4.75%, 3/15/2045 143,000 127,855
4.70%, 5/14/2045 132,000 117,722
4.88%, 11/14/2048(b) 75,000 67,252
4.25%, 11/21/2049(b) 175,000 142,053
5.40%, 3/15/2054(b) 90,000 85,937
5.60%, 3/15/2055(b) 40,000 39,403
5.50%, 3/15/2064 45,000 42,911
5.65%, 3/15/2066(b) 45,000 43,823
Amgen, Inc. ,
5.15%, 3/2/2028 90,000 91,319
1.65%, 8/15/2028 200,000 188,578
2.45%, 2/21/2030(b) 100,000 92,866
5.25%, 3/2/2030(b) 125,000 128,354
3.35%, 2/22/2032(b) 55,000 51,213
4.20%, 3/1/2033(b) 95,000 91,685
3.15%, 2/21/2040(b) 100,000 77,777
2.80%, 8/15/2041(b) 50,000 36,032
5.60%, 3/2/2043(b) 190,000 187,271
4.40%, 5/1/2045(b) 150,000 126,519
5.50%, 2/19/2046(b) 25,000 24,006
4.56%, 6/15/2048 174,000 145,831
4.66%, 6/15/2051 118,000 98,998
3.00%, 1/15/2052(b) 25,000 16,064
4.20%, 2/22/2052 25,000 19,425
4.88%, 3/1/2053(b) 55,000 47,645
5.65%, 3/2/2053(b) 155,000 150,124
4.40%, 2/22/2062(b) 115,000 88,955
Biogen, Inc. ,
2.25%, 5/1/2030(b) 125,000 114,179
3.15%, 5/1/2050(b) 80,000 50,416
3.25%, 2/15/2051(b) 130,000 82,253
Gilead Sciences, Inc. ,
4.80%, 11/15/2029 45,000 45,837
1.65%, 10/1/2030(b) 65,000 57,897
4.00%, 9/1/2036 50,000 46,099
5.65%, 12/1/2041(b) 75,000 76,316
4.80%, 4/1/2044(b) 150,000 135,366
4.75%, 3/1/2046(b) 125,000 110,753
4.15%, 3/1/2047(b) 125,000 101,126
5.55%, 10/15/2053(b) 45,000 43,757
5.50%, 11/15/2054(b) 25,000 24,236
5.60%, 11/15/2064(b) 25,000 24,214
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 39,343
4,436,929
Broadline Retail 0 .4%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 200,000 197,662
4.00%, 12/6/2037 200,000 181,273
4.20%, 12/6/2047(b) 200,000 165,082
Amazon.com, Inc. ,
4.55%, 12/1/2027(b) 100,000 100,883
3.85%, 3/13/2028 100,000 99,681
3.90%, 11/20/2028(b) 125,000 124,466
4.00%, 3/13/2029(b) 100,000 99,495
3.45%, 4/13/2029 80,000 78,437
4.65%, 12/1/2029 80,000 81,197
1.50%, 6/3/2030(b) 125,000 111,656
4.10%, 11/20/2030 150,000 148,242
4.25%, 3/13/2031 130,000 129,042
2.10%, 5/12/2031(b) 150,000 134,422
3.60%, 4/13/2032 70,000 66,698
4.70%, 12/1/2032(b) 80,000 80,917
4.55%, 3/13/2033 60,000 59,423
4.35%, 3/20/2033(b) 110,000 108,002
4.80%, 12/5/2034(b) 100,000 101,087
4.65%, 11/20/2035 190,000 186,304
4.88%, 3/13/2036 120,000 118,906
3.88%, 8/22/2037(b) 125,000 112,500
2.88%, 5/12/2041 125,000 92,097
5.65%, 3/13/2046 75,000 74,741
4.05%, 8/22/2047(b) 100,000 79,961
2.50%, 6/3/2050 100,000 58,377
3.10%, 5/12/2051 125,000 81,684
3.95%, 4/13/2052(b) 140,000 107,344
5.45%, 11/20/2055 100,000 95,527
5.80%, 3/13/2056 185,000 184,851
4.25%, 8/22/2057(b) 100,000 78,022
2.70%, 6/3/2060 50,000 27,298
3.25%, 5/12/2061 50,000 31,015
4.10%, 4/13/2062 100,000 74,585
5.55%, 11/20/2065 150,000 141,726
5.95%, 3/13/2066 50,000 50,164
6.05%, 3/13/2076 100,000 99,414
eBay, Inc. ,
3.60%, 6/5/2027 200,000 198,218
4.25%, 3/6/2029 25,000 24,869
2.70%, 3/11/2030 38,000 35,355
5.13%, 11/6/2035(b) 25,000 24,656
3.65%, 5/10/2051(b) 50,000 35,153
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 193,424
4,273,856
Building Products 0 .1%
Amrize Finance US LLC ,
4.60%, 4/7/2027 25,000 25,063
4.70%, 4/7/2028 25,000 25,148
5.40%, 4/7/2035 50,000 50,844
Carlisle Cos., Inc. ,
2.75%, 3/1/2030(b) 74,000 69,157
2.20%, 3/1/2032(b) 100,000 86,150

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Carrier Global Corp. ,
2.72%, 2/15/2030 50,000 46,696
3.58%, 4/5/2050(b) 135,000 96,484
Fortune Brands Innovations,
Inc. ,
4.00%, 3/25/2032 50,000 47,072
4.50%, 3/25/2052(b) 30,000 23,330
Johnson Controls International
plc ,
5.50%, 4/19/2029 25,000 25,827
1.75%, 9/15/2030 100,000 88,758
4.63%, 7/2/2044(b)(f) 25,000 21,721
4.50%, 2/15/2047 50,000 42,053
Masco Corp. ,
3.13%, 2/15/2051 60,000 38,128
Owens Corning ,
5.70%, 6/15/2034 35,000 36,181
4.30%, 7/15/2047 100,000 79,340
Trane Technologies Financing
Ltd. ,
4.50%, 3/21/2049(b) 100,000 84,509
886,461
Capital Markets 1 .6%
Ameriprise Financial, Inc. ,
5.70%, 12/15/2028 25,000 25,831
4.50%, 5/13/2032(b) 50,000 49,578
5.20%, 4/15/2035(b) 50,000 49,865
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030 25,000 24,606
Series WI*, 6.70%,
7/29/2031 50,000 50,584
6.55%, 3/15/2032(b) 50,000 50,192
Ares Capital Corp. ,
2.88%, 6/15/2027 100,000 97,360
5.88%, 3/1/2029(b) 35,000 35,248
5.95%, 7/15/2029 50,000 50,247
5.50%, 9/1/2030 45,000 44,198
5.10%, 1/15/2031(b) 25,000 24,037
3.20%, 11/15/2031 50,000 43,268
5.80%, 3/8/2032(b) 50,000 49,332
Ares Management Corp. ,
5.60%, 10/11/2054(b) 25,000 22,021
Ares Strategic Income Fund ,
5.45%, 9/9/2028(c) 25,000 24,740
4.85%, 1/15/2029(c) 25,000 24,206
5.60%, 2/15/2030(b) 60,000 58,383
5.80%, 9/9/2030(b)(c) 25,000 24,310
5.15%, 1/15/2031(c) 25,000 23,612
6.20%, 3/21/2032(b) 50,000 49,005
Bank of New York Mellon
Corp. (The) ,
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(d) 25,000 25,559
Series J, 1.90%, 1/25/2029 50,000 46,938
(SOFR + 1.17%), 4.54%,
2/1/2029(b)(d) 50,000 50,249
3.85%, 4/26/2029 90,000 89,129
(SOFR + 1.60%), 6.32%,
10/25/2029(b)(d) 75,000 78,524
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
(SOFR + 0.63%), 4.03%,
1/22/2030(d) 30,000 29,700
(SOFR + 0.89%), 4.94%,
2/11/2031(d) 50,000 50,660
1.80%, 7/28/2031 100,000 87,177
(SOFR + 1.42%), 4.29%,
6/13/2033(d) 40,000 38,946
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(b)(d) 55,000 58,300
(SOFR + 1.51%), 4.71%,
2/1/2034(d) 75,000 74,109
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(d) 30,000 30,077
(SOFR + 1.85%), 6.47%,
10/25/2034(d) 35,000 38,256
(SOFR + 1.42%), 5.19%,
3/14/2035(b)(d) 50,000 50,696
(SOFR + 1.25%), 5.23%,
11/20/2035(d) 50,000 50,709
(SOFR + 1.77%), 5.61%,
7/21/2039(d) 25,000 25,442
BGC Group, Inc. ,
6.60%, 6/10/2029 25,000 25,793
6.15%, 4/2/2030 25,000 25,428
Blackstone Private Credit
Fund ,
7.30%, 11/27/2028 25,000 25,512
5.95%, 7/16/2029(b) 25,000 24,631
5.60%, 11/22/2029 50,000 48,636
5.05%, 9/10/2030(b) 25,000 23,570
6.25%, 1/25/2031 25,000 24,694
6.00%, 11/22/2034 50,000 46,743
Blackstone Reg Finance Co.
LLC ,
4.30%, 11/3/2030(b) 45,000 44,292
5.00%, 12/6/2034 25,000 24,473
4.95%, 2/15/2036(b) 35,000 33,779
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027 25,000 25,082
2.85%, 9/30/2028 50,000 46,510
5.30%, 6/30/2030(b) 25,000 24,193
5.13%, 1/31/2031 25,000 23,942
Blue Owl Capital Corp. ,
2.88%, 6/11/2028 230,000 213,806
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 125,000 124,525
5.80%, 3/15/2030(b) 75,000 72,318
Blue Owl Finance LLC ,
6.25%, 4/18/2034 100,000 96,138
Brookfield Asset Management
Ltd. ,
4.65%, 11/15/2030 25,000 24,778
5.80%, 4/24/2035(b) 25,000 25,473
5.30%, 1/15/2036(b) 25,000 24,427
6.08%, 9/15/2055(b) 50,000 49,396

12 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 131,462
Brookfield Finance, Inc. ,
3.90%, 1/25/2028(b) 40,000 39,561
5.68%, 1/15/2035 50,000 50,431
3.50%, 3/30/2051 35,000 23,256
3.63%, 2/15/2052(b) 15,000 10,140
Carlyle Group, Inc. (The) ,
5.05%, 9/19/2035(b) 45,000 43,418
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030 50,000 43,908
Charles Schwab Corp. (The) ,
(SOFR + 2.21%), 5.64%,
5/19/2029(b)(d) 300,000 308,235
(SOFR + 1.88%), 6.20%,
11/17/2029(b)(d) 75,000 78,386
(SOFR + 0.94%), 4.34%,
11/14/2031(b)(d) 55,000 54,388
1.95%, 12/1/2031 100,000 87,035
(SOFR + 2.01%), 6.14%,
8/24/2034(d) 120,000 127,726
(SOFR + 1.23%), 4.91%,
11/14/2036(b)(d) 50,000 48,601
CI Financial Corp. ,
4.10%, 6/15/2051 30,000 19,896
CME Group, Inc. ,
4.40%, 3/15/2030(b) 25,000 25,076
2.65%, 3/15/2032(b) 50,000 45,270
5.30%, 9/15/2043 80,000 78,719
Deutsche Bank AG ,
(SOFR + 3.18%), 6.72%,
1/18/2029(b)(d) 300,000 310,814
(SOFR + 1.70%), 5.00%,
9/11/2030(b)(d) 150,000 150,706
(SOFR + 1.72%), 3.04%,
5/28/2032(b)(d) 150,000 135,822
(SOFR + 2.26%), 3.74%,
1/7/2033(d) 200,000 182,284
FactSet Research Systems,
Inc. ,
3.45%, 3/1/2032(b) 25,000 22,576
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.73%), 4.48%,
8/23/2028(d) 200,000 199,996
(SOFR + 0.71%), 4.15%,
1/21/2029(d) 240,000 238,519
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(d) 200,000 198,872
(SOFR + 0.90%), 4.15%,
10/21/2029(b)(d) 100,000 99,067
(SOFR + 1.77%), 6.48%,
10/24/2029(d) 125,000 130,768
(SOFR + 1.27%), 5.73%,
4/25/2030(b)(d) 150,000 154,754
(SOFR + 1.21%), 5.05%,
7/23/2030(d) 125,000 126,506
(SOFR + 1.14%), 4.69%,
10/23/2030(d) 110,000 110,086
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.08%), 5.21%,
1/28/2031(d) 100,000 101,604
(SOFR + 1.58%), 5.22%,
4/23/2031(d) 50,000 50,843
(SOFR + 1.06%), 4.37%,
10/21/2031(d) 200,000 196,105
(SOFR + 0.96%), 4.52%,
1/21/2032(d) 150,000 147,726
(SOFR + 1.28%), 2.62%,
4/22/2032(d) 165,000 148,212
(SOFR + 1.25%), 2.38%,
7/21/2032(d) 105,000 92,691
(SOFR + 1.26%), 2.65%,
10/21/2032(d) 90,000 79,900
(SOFR + 1.41%), 3.10%,
2/24/2033(d) 45,000 40,642
(SOFR + 1.95%), 6.56%,
10/24/2034(d) 75,000 81,539
(SOFR + 1.55%), 5.33%,
7/23/2035(d) 150,000 150,508
(SOFR + 1.42%), 5.02%,
10/23/2035(d) 275,000 269,914
(SOFR + 1.38%), 5.54%,
1/28/2036(d) 100,000 101,649
(SOFR + 1.33%), 4.94%,
10/21/2036(d) 200,000 193,683
(SOFR + 1.19%), 5.07%,
1/21/2037(b)(d) 170,000 166,204
6.75%, 10/1/2037 200,000 215,735
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(b)(d) 150,000 130,943
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(d) 150,000 134,337
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.18%),
5.39%, 2/2/2041(d) 75,000 72,461
(SOFR + 1.51%), 3.21%,
4/22/2042(d) 150,000 111,222
(SOFR + 1.47%), 2.91%,
7/21/2042(d) 100,000 70,436
(SOFR + 1.63%), 3.44%,
2/24/2043(d) 185,000 139,208
4.80%, 7/8/2044 125,000 110,207
(SOFR + 1.58%), 5.56%,
11/19/2045(d) 125,000 120,254
(SOFR + 1.32%), 5.54%,
1/21/2047(d) 250,000 238,239
(SOFR + 1.70%), 5.73%,
1/28/2056(b)(d) 80,000 78,106
Goldman Sachs Private Credit
Corp. ,
5.88%, 5/6/2028(c) 25,000 24,934
6.25%, 5/6/2030(c) 25,000 24,697
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 75,000 74,836

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Intercontinental Exchange,
Inc.,
2.10%, 6/15/2030 90,000 81,727
5.25%, 6/15/2031 50,000 51,505
4.25%, 9/21/2048 75,000 59,869
3.00%, 6/15/2050 75,000 47,599
4.95%, 6/15/2052(b) 70,000 61,712
3.00%, 9/15/2060 95,000 54,537
5.20%, 6/15/2062(b) 30,000 26,479
Janus Henderson US
Holdings, Inc. ,
Series WI*, 5.45%,
9/10/2034 25,000 24,926
Jefferies Financial Group, Inc. ,
2.63%, 10/15/2031(b) 50,000 43,484
6.20%, 4/14/2034(b) 125,000 127,477
5.50%, 2/15/2036(b) 25,000 23,995
KKR & Co., Inc. ,
5.10%, 8/7/2035(b) 50,000 48,371
Lazard Group LLC ,
5.63%, 8/1/2035 25,000 24,946
LPL Holdings, Inc. ,
6.00%, 5/20/2034(b) 50,000 50,997
5.65%, 3/15/2035 50,000 49,572
Main Street Capital Corp. ,
6.50%, 6/4/2027 25,000 25,214
6.95%, 3/1/2029(b) 25,000 25,723
Moody's Corp. ,
3.25%, 1/15/2028 25,000 24,529
2.00%, 8/19/2031(b) 60,000 52,785
5.00%, 8/5/2034 50,000 49,981
2.75%, 8/19/2041(b) 50,000 35,238
3.25%, 5/20/2050 35,000 23,067
3.10%, 11/29/2061 20,000 11,836
Morgan Stanley ,
(SOFR + 1.61%), 4.21%,
4/20/2028(b)(d) 80,000 79,780
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(d) 300,000 295,981
(SOFR + 1.73%), 5.12%,
2/1/2029(b)(d) 90,000 90,984
(SOFR + 1.38%), 4.99%,
4/12/2029(d) 40,000 40,367
(SOFR + 1.63%), 5.45%,
7/20/2029(d) 35,000 35,624
Series I, (SOFR + 0.91%),
4.13%, 10/18/2029(d) 60,000 59,304
(SOFR + 1.83%), 6.41%,
11/1/2029(d) 70,000 73,059
(SOFR + 0.80%), 4.24%,
1/9/2030(d) 85,000 84,142
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(d) 150,000 146,998
(SOFR + 0.95%), 4.49%,
1/16/2032(d) 90,000 88,487
(SOFR + 1.20%), 4.71%,
3/12/2032(d) 125,000 124,158
(SOFR + 1.02%), 1.93%,
4/28/2032(d) 500,000 433,408
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.18%), 2.24%,
7/21/2032(d) 500,000 437,739
(SOFR + 1.20%), 2.51%,
10/20/2032(d) 275,000 242,809
(SOFR + 1.29%), 2.94%,
1/21/2033(d) 70,000 62,940
(SOFR + 2.56%), 6.34%,
10/18/2033(d) 130,000 139,097
(SOFR + 1.87%), 5.25%,
4/21/2034(d) 150,000 150,468
(SOFR + 1.88%), 5.42%,
7/21/2034(d) 160,000 162,346
(SOFR + 2.05%), 6.63%,
11/1/2034(d) 115,000 125,135
(SOFR + 1.58%), 5.83%,
4/19/2035(d) 360,000 373,748
(SOFR + 1.42%), 5.59%,
1/18/2036(d) 125,000 127,441
(SOFR + 1.76%), 5.66%,
4/17/2036(d) 100,000 102,426
(SOFR + 1.36%), 2.48%,
9/16/2036(d) 150,000 129,058
Series I, (SOFR + 1.31%),
4.89%, 10/22/2036(b)(d) 155,000 149,839
(SOFR + 1.18%), 5.07%,
1/30/2037(b)(d) 100,000 97,972
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(b)(d) 90,000 92,197
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.31%, 1/18/2041(d) 30,000 28,960
(SOFR + 1.49%), 3.22%,
4/22/2042(d) 150,000 113,085
4.30%, 1/27/2045(b) 100,000 82,688
(SOFR + 1.78%), 5.90%,
3/13/2047(d) 125,000 124,420
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(d) 100,000 97,007
(SOFR + 1.43%), 2.80%,
1/25/2052(d) 105,000 64,097
(SOFR + 1.71%), 5.52%,
11/19/2055(d) 135,000 128,182
MSCI, Inc. ,
5.25%, 9/1/2035(b) 25,000 24,489
5.15%, 3/15/2036 25,000 24,214
MSD Investment Corp. ,
6.25%, 5/31/2030 25,000 24,441
Nasdaq, Inc. ,
1.65%, 1/15/2031 50,000 43,884
5.55%, 2/15/2034(b) 28,000 28,803
3.95%, 3/7/2052 165,000 121,473
Nomura Holdings, Inc. ,
5.61%, 7/6/2029 200,000 205,425
3.10%, 1/16/2030(b) 200,000 188,587
2.61%, 7/14/2031 200,000 178,370
Northern Trust Corp. ,
4.00%, 5/10/2027 65,000 64,922

14 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Northern Trust Corp.,
4.15%, 11/19/2030 30,000 29,731
6.13%, 11/2/2032 80,000 85,306
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.05%),
5.12%, 11/19/2040(d) 25,000 24,340
Oaktree Specialty Lending
Corp. ,
7.10%, 2/15/2029 100,000 100,663
Raymond James Financial,
Inc. ,
4.90%, 9/11/2035 25,000 24,346
4.95%, 7/15/2046(b) 125,000 111,110
S&P Global, Inc. ,
2.95%, 3/1/2029(f) 100,000 96,316
2.50%, 12/1/2029(b) 80,000 75,114
4.25%, 1/15/2031(c) 25,000 24,677
3.25%, 12/1/2049(b) 65,000 44,030
3.70%, 3/1/2052(b) 69,000 50,148
2.30%, 8/15/2060 40,000 19,324
Sixth Street Lending Partners ,
5.75%, 1/15/2030 50,000 49,250
6.13%, 7/15/2030 50,000 49,707
State Street Corp. ,
4.33%, 10/22/2027 75,000 75,139
4.54%, 2/28/2028 50,000 50,335
(SOFR + 1.72%), 5.82%,
11/4/2028(d) 60,000 61,324
(SOFR + 1.48%), 5.68%,
11/21/2029(d) 75,000 77,591
2.20%, 3/3/2031(b) 74,000 66,208
(SOFR + 1.00%), 2.62%,
2/7/2033(d) 20,000 17,799
(SOFR + 1.57%), 4.82%,
1/26/2034(b)(d) 110,000 109,399
(SOFR + 1.49%), 3.03%,
11/1/2034(d) 100,000 94,137
(SOFR + 1.22%), 4.78%,
10/23/2036(b)(d) 50,000 48,597
UBS Group AG ,
4.88%, 5/15/2045 400,000 354,174
17,639,234
Chemicals 0 .3%
Air Products and Chemicals,
Inc. ,
4.60%, 2/8/2029 25,000 25,244
2.05%, 5/15/2030 45,000 40,974
4.75%, 2/8/2031(b) 100,000 101,387
2.70%, 5/15/2040(b) 65,000 47,817
2.80%, 5/15/2050 40,000 24,752
Cabot Corp. ,
5.00%, 6/30/2032 30,000 29,972
CF Industries, Inc. ,
5.15%, 3/15/2034(b) 150,000 149,063
5.30%, 11/26/2035(b) 50,000 49,798
Dow Chemical Co. (The) ,
4.80%, 1/15/2031 50,000 49,376
6.30%, 3/15/2033(b) 25,000 26,218
5.15%, 2/15/2034(b) 25,000 24,388
5.35%, 3/15/2035(b) 50,000 49,294
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Dow Chemical Co. (The),
5.65%, 3/15/2036 50,000 49,531
4.38%, 11/15/2042 125,000 97,962
4.80%, 5/15/2049 100,000 77,363
6.90%, 5/15/2053(b) 25,000 25,520
5.60%, 2/15/2054(b) 25,000 21,498
5.95%, 3/15/2055(b) 20,000 18,111
DuPont de Nemours, Inc. ,
4.73%, 11/15/2028(c) 172,000 172,649
5.42%, 11/15/2048(b) 65,000 60,154
Eastman Chemical Co. ,
5.00%, 8/1/2029(b) 50,000 50,459
4.50%, 2/20/2031(b) 25,000 24,444
5.75%, 3/8/2033(b) 35,000 36,177
4.65%, 10/15/2044(b) 75,000 62,836
Ecolab, Inc. ,
5.25%, 1/15/2028(b) 75,000 76,360
1.30%, 1/30/2031(b) 25,000 21,606
2.13%, 8/15/2050 150,000 80,451
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 70,000 60,564
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 47,000 52,538
LYB International Finance III
LLC ,
2.25%, 10/1/2030 135,000 120,534
5.63%, 5/15/2033 40,000 40,323
4.20%, 10/15/2049 100,000 70,758
4.20%, 5/1/2050 60,000 42,336
LyondellBasell Industries NV ,
4.63%, 2/26/2055 50,000 37,409
Mosaic Co. (The) ,
4.05%, 11/15/2027(b) 250,000 248,359
Nutrien Ltd. ,
4.90%, 3/27/2028 25,000 25,206
5.25%, 3/12/2032 50,000 51,034
5.40%, 6/21/2034 50,000 50,877
5.88%, 12/1/2036 100,000 102,942
5.25%, 1/15/2045(b) 104,000 95,785
PPG Industries, Inc. ,
2.80%, 8/15/2029 50,000 47,614
4.38%, 3/15/2031 25,000 24,615
RPM International, Inc. ,
2.95%, 1/15/2032(b) 45,000 40,453
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028 50,000 49,892
2.95%, 8/15/2029(b) 50,000 47,655
4.50%, 8/15/2030(b) 50,000 49,908
4.50%, 6/1/2047(b) 100,000 83,242
2.90%, 3/15/2052 80,000 48,353
Westlake Corp. ,
2.88%, 8/15/2041 75,000 51,121
4.38%, 11/15/2047(b) 45,000 34,757
6.38%, 11/15/2055 25,000 24,633
2,994,312
Commercial Services & Supplies 0 .1%
Cintas Corp. No. 2 ,
4.20%, 5/1/2028 25,000 24,958
4.00%, 5/1/2032(b) 40,000 38,800

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 14,736
RELX Capital, Inc. ,
4.00%, 3/18/2029(b) 100,000 98,997
4.75%, 3/27/2030 25,000 25,185
Republic Services, Inc. ,
4.88%, 4/1/2029(b) 25,000 25,375
5.00%, 11/15/2029 25,000 25,540
4.75%, 7/15/2030(b) 40,000 40,512
1.45%, 2/15/2031(b) 165,000 143,063
5.20%, 11/15/2034 45,000 45,929
6.20%, 3/1/2040 70,000 75,984
Rollins, Inc. ,
5.25%, 2/24/2035 25,000 24,983
Veralto Corp. ,
5.35%, 9/18/2028 50,000 51,098
5.45%, 9/18/2033(b) 25,000 25,529
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 99,861
3.20%, 6/1/2032(b) 50,000 46,197
5.25%, 9/1/2035(b) 45,000 45,914
4.80%, 7/15/2036 25,000 24,494
2.95%, 1/15/2052 70,000 44,415
Waste Management, Inc. ,
4.95%, 7/3/2027 40,000 40,387
4.88%, 2/15/2029 75,000 76,257
2.00%, 6/1/2029 35,000 32,663
4.63%, 2/15/2030 50,000 50,452
4.65%, 3/15/2030 75,000 75,686
4.95%, 7/3/2031 35,000 35,798
4.63%, 2/15/2033(b) 50,000 50,107
2.95%, 6/1/2041 85,000 63,399
4.15%, 7/15/2049(b) 100,000 81,128
5.35%, 10/15/2054(b) 60,000 57,233
1,484,680
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
4.85%, 2/26/2029(b) 125,000 127,289
4.95%, 2/26/2031(b) 168,000 172,121
4.95%, 2/24/2032(b) 75,000 76,539
5.05%, 2/26/2034 30,000 30,434
5.10%, 2/24/2035(b) 50,000 50,682
5.50%, 1/15/2040(b) 100,000 101,761
5.30%, 2/26/2054(b) 70,000 65,652
5.50%, 2/24/2055(b) 35,000 33,935
5.35%, 2/26/2064 50,000 46,286
Motorola Solutions, Inc. ,
5.00%, 4/15/2029 25,000 25,327
2.30%, 11/15/2030(b) 300,000 270,405
5.40%, 4/15/2034(b) 25,000 25,300
5.55%, 8/15/2035 25,000 25,560
1,051,291
Construction & Engineering 0 .0%
†
MasTec, Inc. ,
5.90%, 6/15/2029(b) 25,000 25,832
Quanta Services, Inc. ,
4.75%, 8/9/2027 50,000 50,242
2.90%, 10/1/2030 25,000 23,189
4.50%, 1/15/2031 25,000 24,796
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering
Quanta Services, Inc.,
5.10%, 8/9/2035(b) 25,000 24,657
3.05%, 10/1/2041 55,000 40,215
188,931
Construction Materials 0 .1%
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 58,053
5.00%, 3/15/2036 25,000 23,938
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030(b) 300,000 277,488
2.40%, 7/15/2031 25,000 22,251
5.15%, 12/1/2034(b) 30,000 30,011
3.20%, 7/15/2051 50,000 32,419
Vulcan Materials Co. ,
5.35%, 12/1/2034 75,000 76,195
4.50%, 6/15/2047 75,000 62,127
582,482
Consumer Finance 0 .8%
AerCap Ireland Capital DAC ,
3.88%, 1/23/2028(b) 250,000 247,504
3.00%, 10/29/2028(b) 300,000 288,775
3.40%, 10/29/2033(b) 150,000 132,712
3.85%, 10/29/2041(b) 150,000 119,518
Ally Financial, Inc. ,
4.75%, 6/9/2027 40,000 40,076
7.10%, 11/15/2027 100,000 103,769
2.20%, 11/2/2028 165,000 155,300
(SOFR + 2.82%), 6.85%,
1/3/2030(d) 50,000 52,151
(SOFR + 1.78%), 5.55%,
7/31/2033(b)(d) 50,000 49,114
(SOFR + 2.29%), 6.18%,
7/26/2035(b)(d) 40,000 40,116
American Express Co. ,
3.30%, 5/3/2027(b) 100,000 99,158
5.85%, 11/5/2027(b) 95,000 97,255
(SOFR + 0.93%), 5.04%,
7/26/2028(d) 45,000 45,387
(SOFR + 0.58%), 4.01%,
2/9/2029(d) 50,000 49,681
(SOFR + 0.81%), 4.35%,
7/20/2029(d) 125,000 124,911
(SOFR + 1.94%), 6.49%,
10/30/2031(d) 50,000 53,710
(SOFR + 0.87%), 4.46%,
2/10/2032(b)(d) 40,000 39,586
(SOFR + 2.26%), 4.99%,
5/26/2033(d) 25,000 24,871
(SOFR + 1.22%), 4.92%,
7/20/2033(b)(d) 55,000 55,100
(SOFR + 1.76%), 4.42%,
8/3/2033(d) 80,000 78,035
(SOFR + 1.84%), 5.04%,
5/1/2034(d) 120,000 120,182
(SOFR + 1.42%), 5.28%,
7/26/2035(b)(d) 105,000 105,975

16 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co.,
(United States SOFR
Compounded Index
+ 1.32%), 5.44%,
1/30/2036(d) 75,000 76,347
(SOFR + 1.79%), 5.67%,
4/25/2036(b)(d) 75,000 77,514
(SOFR + 1.24%), 4.80%,
10/24/2036(d) 75,000 72,518
4.05%, 12/3/2042 100,000 82,958
American Honda Finance
Corp. ,
4.55%, 7/9/2027 25,000 25,010
4.90%, 7/9/2027 50,000 50,228
4.45%, 10/22/2027 50,000 49,929
4.70%, 1/12/2028 20,000 20,036
4.55%, 3/3/2028 25,000 24,989
5.13%, 7/7/2028(b) 75,000 75,799
4.25%, 9/1/2028 50,000 49,586
5.65%, 11/15/2028(b) 50,000 51,219
4.15%, 1/8/2029 25,000 24,695
2.25%, 1/12/2029 50,000 46,868
4.90%, 3/13/2029 50,000 50,331
4.60%, 4/17/2030 35,000 34,702
4.50%, 9/4/2030(b) 50,000 49,259
5.85%, 10/4/2030 50,000 51,919
4.45%, 1/8/2031(b) 25,000 24,504
5.15%, 7/9/2032(b) 25,000 25,048
4.90%, 1/10/2034 35,000 34,037
5.20%, 3/5/2035 25,000 24,526
5.10%, 1/8/2036(b) 25,000 24,121
Capital One Financial Corp. ,
3.65%, 5/11/2027(b) 100,000 99,164
(SOFR + 1.79%), 3.27%,
3/1/2030(b)(d) 95,000 91,476
(SOFR + 2.60%), 5.25%,
7/26/2030(b)(d) 60,000 60,811
(SOFR + 1.56%), 5.46%,
7/26/2030(b)(d) 50,000 51,036
(SOFR + 1.25%), 4.49%,
9/11/2031(b)(d) 45,000 44,184
(SOFR + 3.07%), 7.62%,
10/30/2031(d) 150,000 165,674
(SOFR + 1.15%), 4.72%,
1/30/2032(b)(d) 25,000 24,621
(SOFR + 1.34%), 2.36%,
7/29/2032(d) 100,000 86,209
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(d) 40,000 40,927
(SOFR + 2.86%), 6.38%,
6/8/2034(b)(d) 55,000 57,962
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(d) 75,000 86,014
(SOFR + 2.26%), 6.05%,
2/1/2035(d) 100,000 103,342
(SOFR + 1.99%), 5.88%,
7/26/2035(b)(d) 50,000 51,212
(SOFR + 2.04%), 6.18%,
1/30/2036(b)(d) 50,000 50,858
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 1.63%), 5.20%,
9/11/2036(b)(d) 50,000 48,471
(SOFR + 1.51%), 5.40%,
1/30/2037(d) 25,000 24,497
Caterpillar Financial Services
Corp. ,
5.00%, 5/14/2027(b) 25,000 25,243
3.60%, 8/12/2027 100,000 99,435
4.40%, 10/15/2027 25,000 25,118
4.60%, 11/15/2027(b) 50,000 50,428
3.70%, 1/10/2028 25,000 24,863
3.95%, 11/14/2028 50,000 49,761
3.75%, 2/23/2029 25,000 24,701
4.85%, 2/27/2029(b) 50,000 50,878
4.38%, 8/16/2029 25,000 25,083
4.15%, 1/8/2031(b) 25,000 24,766
Ford Motor Credit Co. LLC ,
4.13%, 8/17/2027(b) 200,000 197,409
6.80%, 11/7/2028(b) 200,000 207,038
5.80%, 3/8/2029(b) 200,000 202,256
7.35%, 3/6/2030(b) 200,000 210,986
4.00%, 11/13/2030 200,000 186,120
General Motors Financial Co.,
Inc. ,
5.00%, 7/15/2027 25,000 25,128
5.35%, 7/15/2027 60,000 60,568
6.00%, 1/9/2028(b) 100,000 102,238
5.05%, 4/4/2028(b) 50,000 50,434
5.80%, 6/23/2028(b) 55,000 56,342
2.40%, 10/15/2028(b) 195,000 184,851
4.20%, 10/27/2028 45,000 44,536
5.80%, 1/7/2029(b) 50,000 51,460
5.55%, 7/15/2029 25,000 25,576
5.35%, 1/7/2030(b) 50,000 50,911
5.85%, 4/6/2030(b) 45,000 46,577
3.60%, 6/21/2030(b) 100,000 95,103
5.45%, 7/15/2030(b) 25,000 25,590
2.70%, 6/10/2031(b) 120,000 107,650
5.60%, 6/18/2031 30,000 30,705
3.10%, 1/12/2032 50,000 44,860
5.63%, 4/4/2032 25,000 25,581
6.40%, 1/9/2033(b) 100,000 105,964
5.95%, 4/4/2034 50,000 51,376
5.45%, 9/6/2034 50,000 49,591
5.90%, 1/7/2035 50,000 50,894
6.15%, 7/15/2035(b) 25,000 25,852
John Deere Capital Corp. ,
4.90%, 6/11/2027 50,000 50,494
4.20%, 7/15/2027 35,000 35,110
4.15%, 9/15/2027(b) 60,000 60,105
4.65%, 1/7/2028 25,000 25,228
4.75%, 1/20/2028 40,000 40,531
1.50%, 3/6/2028(b) 75,000 71,459
Series I, 4.25%, 6/5/2028 50,000 50,158
4.95%, 7/14/2028(b) 48,000 48,930
4.50%, 1/16/2029 50,000 50,477
Series I, 3.90%, 3/9/2029 25,000 24,839
3.35%, 4/18/2029 40,000 38,961
4.85%, 6/11/2029(b) 50,000 50,918
Series I, 4.55%, 6/5/2030 50,000 50,337
4.70%, 6/10/2030(b) 40,000 40,528

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
John Deere Capital Corp.,
4.38%, 10/15/2030 50,000 49,926
1.45%, 1/15/2031(b) 75,000 65,842
4.90%, 3/7/2031 25,000 25,521
4.40%, 9/8/2031 25,000 24,970
4.35%, 9/15/2032(b) 60,000 59,507
5.10%, 4/11/2034(b) 50,000 50,907
Series MTN1, 5.05%,
6/12/2034 50,000 50,774
PACCAR Financial Corp. ,
5.00%, 5/13/2027 25,000 25,262
4.25%, 6/23/2027 25,000 25,083
4.45%, 8/6/2027 50,000 50,282
Series R, 4.00%, 11/7/2028 25,000 24,911
4.60%, 1/31/2029 25,000 25,365
5.00%, 3/22/2034 25,000 25,266
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(b)
(d) 25,000 25,401
2.88%, 10/28/2031(b) 30,000 26,173
(SOFR + 2.07%), 6.00%,
7/29/2036(b)(d) 50,000 49,316
Takeoff Merger Sub, Inc. ,
4.40%, 3/24/2028(c) 25,000 24,866
4.50%, 3/24/2029(b)(c) 25,000 24,839
4.85%, 3/24/2031(b)(c) 25,000 24,687
5.50%, 3/24/2036(c) 25,000 24,628
Toyota Motor Credit Corp. ,
4.50%, 5/14/2027(b) 75,000 75,295
4.55%, 9/20/2027(b) 90,000 90,513
4.35%, 10/8/2027(b) 50,000 50,148
Series B, 3.75%, 1/12/2028 25,000 24,818
4.63%, 1/12/2028(b) 40,000 40,365
5.25%, 9/11/2028(b) 25,000 25,599
4.65%, 1/5/2029 25,000 25,252
Series B, 4.05%,
3/13/2029(b) 25,000 24,850
5.05%, 5/16/2029 25,000 25,533
4.45%, 6/29/2029 65,000 65,231
4.95%, 1/9/2030(b) 25,000 25,405
2.15%, 2/13/2030 75,000 68,872
4.55%, 5/17/2030(b) 60,000 60,297
5.55%, 11/20/2030(b) 98,000 102,050
Series B, 4.20%,
1/10/2031(b) 25,000 24,656
5.10%, 3/21/2031(b) 50,000 51,148
1.90%, 9/12/2031(b) 75,000 65,314
4.60%, 10/10/2031 50,000 49,946
Series B, 4.60%,
3/11/2033(b) 25,000 24,614
5.35%, 1/9/2035 50,000 51,126
Series B, 4.80%,
1/11/2036(b) 25,000 24,397
9,308,389
Consumer Staples Distribution & Retail 0 .3%
Costco Wholesale Corp. ,
1.38%, 6/20/2027(b) 120,000 116,410
1.60%, 4/20/2030(b) 150,000 135,733
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Dollar General Corp. ,
3.50%, 4/3/2030 300,000 285,648
Dollar Tree, Inc. ,
4.20%, 5/15/2028(b) 90,000 89,393
3.38%, 12/1/2051 50,000 32,418
Kroger Co. (The) ,
7.50%, 4/1/2031(b) 57,000 64,213
5.40%, 7/15/2040 125,000 122,054
4.45%, 2/1/2047 82,000 67,324
3.95%, 1/15/2050(b) 100,000 74,336
5.50%, 9/15/2054(b) 30,000 27,860
5.65%, 9/15/2064 60,000 55,632
Sysco Corp. ,
5.75%, 1/17/2029 25,000 25,704
5.95%, 4/1/2030(b) 50,000 51,931
5.10%, 9/23/2030 25,000 25,199
4.40%, 7/25/2031(b) 25,000 24,246
2.45%, 12/14/2031(b) 100,000 87,397
6.00%, 1/17/2034(b) 25,000 26,100
5.40%, 3/23/2035 25,000 24,818
4.95%, 3/25/2036 25,000 23,833
6.60%, 4/1/2050(b) 75,000 77,497
3.15%, 12/14/2051 50,000 30,808
Target Corp. ,
2.35%, 2/15/2030(b) 105,000 97,854
2.65%, 9/15/2030(b) 50,000 46,472
4.50%, 9/15/2032(b) 100,000 100,769
4.40%, 1/15/2033 50,000 49,699
4.50%, 9/15/2034 50,000 48,675
5.00%, 4/15/2035(b) 25,000 25,099
5.25%, 2/15/2036(b) 25,000 25,293
4.00%, 7/1/2042 71,000 58,802
4.80%, 1/15/2053(b) 50,000 43,939
Walmart, Inc. ,
3.95%, 9/9/2027(b) 60,000 60,019
4.35%, 4/28/2030 45,000 45,432
1.80%, 9/22/2031(b) 150,000 132,885
4.15%, 9/9/2032(b) 60,000 59,766
4.10%, 4/15/2033(b) 80,000 78,769
4.90%, 4/28/2035(b) 65,000 65,908
5.25%, 9/1/2035 118,000 123,000
6.50%, 8/15/2037 100,000 114,414
2.50%, 9/22/2041(b) 100,000 71,711
4.05%, 6/29/2048 75,000 61,201
2.65%, 9/22/2051 75,000 46,094
4.50%, 4/15/2053(b) 80,000 69,230
2,893,585
Containers & Packaging 0 .1%
Amcor Finance USA, Inc. ,
5.63%, 5/26/2033 40,000 40,980
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 50,000 50,302
4.25%, 3/8/2029 25,000 24,770
5.10%, 3/17/2030 25,000 25,234
2.63%, 6/19/2030 50,000 46,009
2.69%, 5/25/2031 50,000 44,959
5.13%, 3/12/2036(b) 25,000 24,305
Avery Dennison Corp. ,
2.25%, 2/15/2032 25,000 21,717
5.75%, 3/15/2033 15,000 15,615

18 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Berry Global, Inc. ,
5.80%, 6/15/2031 50,000 51,756
5.65%, 1/15/2034(b) 30,000 30,681
International Paper Co. ,
6.00%, 11/15/2041(b) 150,000 149,894
Packaging Corp. of America ,
3.00%, 12/15/2029 25,000 23,750
4.05%, 12/15/2049(b) 75,000 57,189
Smurfit Kappa Treasury ULC ,
5.44%, 4/3/2034 200,000 202,642
Sonoco Products Co. ,
3.13%, 5/1/2030(b) 50,000 47,001
2.85%, 2/1/2032 50,000 44,753
5.00%, 9/1/2034(b) 25,000 24,454
926,011
Distributors 0 .0%
†
Genuine Parts Co. ,
6.50%, 11/1/2028 25,000 25,933
4.95%, 8/15/2029 25,000 24,913
6.88%, 11/1/2033 25,000 27,007
77,853
Diversified Consumer Services 0 .1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 25,949
California Institute of
Technology ,
3.65%, 9/1/2119 50,000 31,087
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 67,874
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 58,535
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 22,306
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 89,100
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 50,000 48,951
4.68%, 7/1/2114 75,000 61,525
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 17,187
President and Fellows of
Harvard College ,
3.15%, 7/15/2046(b) 75,000 53,651
3.30%, 7/15/2056(b) 200,000 135,784
Trustees of Princeton
University (The) ,
4.65%, 7/1/2030 5,000 5,057
Series 2020, 2.52%,
7/1/2050 84,000 51,685
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 27,839
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051 125,000 80,169
4.98%, 10/1/2053 75,000 68,507
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 35,856
881,062
Diversified REITs 0 .1%
American Assets Trust LP ,
6.15%, 10/1/2034 25,000 24,794
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 35,000 30,724
Digital Realty Trust LP ,
3.70%, 8/15/2027(b) 110,000 108,858
5.55%, 1/15/2028(b) 105,000 106,861
Equinix Asia Financing Corp.
Pte. Ltd. ,
4.40%, 3/15/2031 40,000 39,156
Equinix Europe 2 Financing
Corp. LLC ,
4.60%, 11/15/2030 50,000 49,534
4.70%, 3/15/2033 50,000 48,630
GLP Capital LP ,
5.30%, 1/15/2029 200,000 201,734
4.00%, 1/15/2031 100,000 94,558
3.25%, 1/15/2032(b) 50,000 44,574
5.25%, 2/15/2033 25,000 24,506
5.63%, 3/1/2036 25,000 24,315
5.75%, 11/1/2037 25,000 24,197
Safehold GL Holdings LLC ,
5.65%, 1/15/2035(b) 25,000 25,283
Simon Property Group LP ,
4.38%, 10/1/2030(b) 25,000 24,858
4.30%, 1/15/2031 25,000 24,638
4.75%, 9/26/2034(b) 35,000 34,249
5.13%, 10/1/2035(b) 50,000 50,079
4.25%, 11/30/2046(b) 125,000 101,371
3.25%, 9/13/2049(b) 132,000 88,452
5.85%, 3/8/2053(b) 25,000 24,918
VICI Properties LP ,
5.13%, 11/15/2031 45,000 44,673
5.75%, 4/1/2034 50,000 50,460
5.63%, 4/1/2035(b) 30,000 29,860
5.63%, 5/15/2052(b) 30,000 26,802
6.13%, 4/1/2054(b) 50,000 47,622
WP Carey, Inc. ,
3.85%, 7/15/2029 45,000 43,936
2.45%, 2/1/2032 45,000 39,185
5.38%, 6/30/2034 25,000 25,000
1,503,827
Diversified Telecommunication Services 0 .8%
AT&T, Inc. ,
4.35%, 3/1/2029(b) 150,000 150,134
4.30%, 2/15/2030(b) 150,000 149,049

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
4.70%, 8/15/2030(b) 100,000 100,826
4.40%, 4/30/2031 50,000 49,496
2.75%, 6/1/2031(b) 225,000 205,748
2.25%, 2/1/2032 100,000 87,363
4.75%, 4/30/2033(b) 50,000 49,526
2.55%, 12/1/2033 60,000 50,774
5.40%, 2/15/2034 110,000 112,474
4.50%, 5/15/2035(b) 210,000 199,051
4.90%, 11/1/2035 100,000 97,555
5.13%, 4/30/2036 50,000 49,400
4.85%, 3/1/2039 100,000 93,132
3.50%, 6/1/2041(b) 175,000 135,744
4.65%, 6/1/2044 150,000 127,123
5.55%, 11/1/2045(b) 75,000 71,003
5.85%, 4/30/2046 50,000 48,724
4.50%, 3/9/2048(b) 150,000 121,036
3.65%, 6/1/2051 175,000 120,143
3.50%, 9/15/2053 260,000 170,492
5.70%, 11/1/2054(b) 75,000 70,225
3.55%, 9/15/2055 200,000 130,072
6.00%, 4/30/2056 50,000 48,920
3.80%, 12/1/2057 314,000 212,035
3.65%, 9/15/2059 429,000 277,983
Bell Canada ,
3.65%, 8/15/2052 25,000 17,034
Bell Telephone Co. of Canada
or Bell Canada ,
5.20%, 2/15/2034 50,000 50,164
4.46%, 4/1/2048 58,000 46,930
5.55%, 2/15/2054 50,000 46,901
British Telecommunications
plc ,
9.62%, 12/15/2030(b)(f) 110,000 131,384
Comcast Corp. ,
2.65%, 2/1/2030 200,000 187,299
3.40%, 4/1/2030(b) 165,000 158,406
1.95%, 1/15/2031 200,000 177,431
4.95%, 5/15/2032 50,000 50,462
4.25%, 1/15/2033(b) 100,000 96,637
4.80%, 5/15/2033(b) 80,000 79,559
4.40%, 8/15/2035(b) 125,000 117,887
5.17%, 1/15/2037(b)(c) 681,000 663,119
3.40%, 7/15/2046(b) 150,000 102,302
4.00%, 11/1/2049 125,000 90,631
2.89%, 11/1/2051 200,000 115,613
2.45%, 8/15/2052 70,000 36,455
5.35%, 5/15/2053(b) 80,000 70,733
5.65%, 6/1/2054(b) 70,000 64,502
6.05%, 5/15/2055(b) 75,000 74,210
2.94%, 11/1/2056 207,000 114,671
2.65%, 8/15/2062 200,000 98,826
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 119,000 136,668
Orange SA ,
9.00%, 3/1/2031(f) 100,000 118,193
5.38%, 1/13/2042 45,000 43,544
Sprint Capital Corp. ,
6.88%, 11/15/2028(b) 50,000 52,865
8.75%, 3/15/2032 110,000 130,798
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Telefonica Emisiones SA ,
7.05%, 6/20/2036(b) 150,000 165,445
5.52%, 3/1/2049(b) 150,000 135,196
TELUS Corp. ,
3.40%, 5/13/2032 60,000 54,705
Verizon Communications, Inc. ,
2.10%, 3/22/2028(b) 75,000 72,014
4.02%, 12/3/2029 300,000 295,889
1.75%, 1/20/2031(b) 500,000 438,358
2.36%, 3/15/2032(b) 240,000 209,485
4.75%, 1/15/2033 70,000 69,135
5.05%, 5/9/2033(b) 45,000 45,588
4.50%, 8/10/2033 250,000 242,483
4.78%, 2/15/2035 100,000 96,789
5.25%, 4/2/2035(b) 140,000 140,173
5.00%, 1/15/2036 235,000 230,133
4.81%, 3/15/2039(b) 185,000 172,447
3.40%, 3/22/2041 230,000 176,599
2.85%, 9/3/2041 110,000 77,376
5.75%, 11/30/2045 125,000 121,725
2.88%, 11/20/2050 125,000 75,805
3.55%, 3/22/2051(b) 145,000 101,163
3.88%, 3/1/2052(b) 90,000 65,620
5.50%, 2/23/2054(b) 25,000 23,630
5.88%, 11/30/2055 35,000 34,043
2.99%, 10/30/2056 125,000 73,353
3.00%, 11/20/2060 180,000 103,482
3.70%, 3/22/2061(b) 150,000 99,949
6.00%, 11/30/2065 105,000 101,718
9,423,555
Electric Utilities 1 .9%
AEP Texas, Inc. ,
5.45%, 5/15/2029(b) 25,000 25,638
4.70%, 5/15/2032 70,000 69,149
Series Q, 5.20%, 4/15/2036 25,000 24,587
3.80%, 10/1/2047 100,000 71,652
5.25%, 5/15/2052 20,000 17,839
AEP Transmission Co. LLC ,
5.38%, 6/15/2035 50,000 50,757
Series N, 2.75%, 8/15/2051 50,000 30,007
Series O, 4.50%, 6/15/2052 80,000 65,765
5.40%, 3/15/2053(b) 40,000 37,611
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 39,742
Series C, 4.30%, 3/15/2031 25,000 24,744
3.94%, 9/1/2032 40,000 38,428
5.10%, 4/2/2035(b) 35,000 35,282
4.15%, 8/15/2044 200,000 162,761
3.13%, 7/15/2051 30,000 19,375
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027 100,000 101,850
Series J, 4.30%, 12/1/2028 50,000 49,873
5.20%, 1/15/2029 50,000 51,027
5.63%, 3/1/2033 24,000 24,800
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(d) 25,000 24,695

20 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
American Electric Power Co.,
Inc.,
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(d) 25,000 24,777
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 29,232
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 46,989
2.20%, 12/15/2031 100,000 86,902
4.35%, 11/15/2045 50,000 40,414
3.50%, 12/1/2049(b) 75,000 51,406
Baltimore Gas and Electric
Co. ,
5.30%, 6/1/2034 25,000 25,638
3.50%, 8/15/2046 75,000 54,139
3.20%, 9/15/2049 40,000 26,436
2.90%, 6/15/2050 60,000 37,706
4.55%, 6/1/2052(b) 30,000 24,968
5.40%, 6/1/2053(b) 25,000 23,505
5.65%, 6/1/2054(b) 25,000 24,241
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028(b) 105,000 107,316
4.80%, 3/15/2030(b) 50,000 50,651
Series ai., 4.45%,
10/1/2032(b) 40,000 39,416
4.50%, 4/1/2044 142,000 122,934
Series AD, 2.90%, 7/1/2050 60,000 37,905
Commonwealth Edison Co. ,
5.30%, 6/1/2034 25,000 25,718
4.35%, 11/15/2045 200,000 165,556
3.65%, 6/15/2046 100,000 74,516
4.00%, 3/1/2048 75,000 58,145
Series 127, 3.20%,
11/15/2049 55,000 36,307
Series 131, 2.75%, 9/1/2051 50,000 30,108
Connecticut Light and Power
Co. (The) ,
4.65%, 1/1/2029(b) 25,000 25,211
Series A, 2.05%,
7/1/2031(b) 100,000 88,345
4.90%, 7/1/2033 25,000 25,047
4.95%, 8/15/2034 25,000 24,790
5.25%, 1/15/2053 50,000 46,323
Dayton Power & Light Co.
(The) ,
4.55%, 8/15/2030 25,000 24,773
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%,
12/1/2031(b) 50,000 44,175
6.05%, 1/15/2038 150,000 158,649
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 36,858
5.20%, 4/1/2033(b) 40,000 40,951
5.20%, 3/1/2034(b) 50,000 51,093
5.25%, 5/15/2035 75,000 76,068
4.30%, 7/1/2044 150,000 125,685
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
DTE Electric Co.,
Series B, 3.65%, 3/1/2052 25,000 18,092
5.85%, 5/15/2055 25,000 25,164
Duke Energy Carolinas LLC ,
2.45%, 2/1/2030 75,000 69,763
2.85%, 3/15/2032(b) 70,000 63,722
5.25%, 3/15/2035(b) 25,000 25,392
6.10%, 6/1/2037 50,000 52,794
6.00%, 1/15/2038 200,000 211,293
3.20%, 8/15/2049 50,000 33,461
5.35%, 1/15/2053 25,000 23,423
5.40%, 1/15/2054(b) 34,000 32,250
Duke Energy Corp. ,
5.00%, 12/8/2027(b) 85,000 85,904
4.30%, 3/15/2028 80,000 79,860
2.45%, 6/1/2030(b) 70,000 64,498
2.55%, 6/15/2031(b) 50,000 44,954
4.50%, 8/15/2032(b) 90,000 88,582
5.75%, 9/15/2033 75,000 78,041
5.45%, 6/15/2034(b) 25,000 25,554
4.95%, 9/15/2035(b) 35,000 34,120
3.75%, 9/1/2046 119,000 87,811
5.00%, 8/15/2052 65,000 55,619
6.10%, 9/15/2053(b) 75,000 75,213
5.80%, 6/15/2054 25,000 23,936
Duke Energy Florida LLC ,
5.65%, 4/1/2040(b) 125,000 127,052
3.40%, 10/1/2046 150,000 106,534
6.20%, 11/15/2053(b) 25,000 26,179
Duke Energy Indiana LLC ,
6.35%, 8/15/2038(b) 125,000 136,185
5.40%, 4/1/2053(b) 40,000 37,138
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 55,000 50,025
5.30%, 6/15/2035 25,000 25,328
5.55%, 3/15/2054(b) 25,000 23,933
Duke Energy Progress LLC ,
5.25%, 3/15/2033(b) 30,000 30,881
5.05%, 3/15/2035 25,000 25,052
4.15%, 12/1/2044 100,000 81,363
4.20%, 8/15/2045 100,000 81,529
5.35%, 3/15/2053 50,000 46,663
5.55%, 3/15/2055 25,000 24,151
Edison International ,
4.13%, 3/15/2028(b) 100,000 98,295
5.25%, 11/15/2028 25,000 25,201
5.45%, 6/15/2029 50,000 50,452
4.80%, 3/15/2031 25,000 24,404
Emera US Finance LP ,
4.75%, 6/15/2046(b) 75,000 61,873
Enel Chile SA ,
4.88%, 6/12/2028(b) 71,000 71,390
Entergy Arkansas LLC ,
5.15%, 1/15/2033 50,000 50,847
5.45%, 6/1/2034 50,000 51,437
4.95%, 1/15/2036(b) 25,000 24,520
5.75%, 6/1/2054 25,000 24,417
5.75%, 1/15/2056 25,000 24,461
Entergy Corp. ,
3.75%, 6/15/2050 35,000 24,631

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.18%),
5.88%, 6/15/2056(b)(d) 25,000 24,667
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.01%),
6.10%, 6/15/2056(b)(d) 25,000 24,673
Entergy Louisiana LLC ,
5.35%, 3/15/2034(b) 25,000 25,701
5.15%, 9/15/2034(b) 50,000 50,366
4.90%, 4/15/2036(b) 25,000 24,388
4.75%, 9/15/2052(b) 150,000 126,941
5.70%, 3/15/2054 25,000 24,281
5.80%, 3/15/2055(b) 25,000 24,516
5.65%, 4/15/2056(b) 25,000 24,017
Entergy Mississippi LLC ,
5.00%, 9/1/2033 20,000 20,078
5.85%, 6/1/2054 25,000 24,519
5.80%, 4/15/2055 25,000 24,640
Entergy Texas, Inc. ,
1.75%, 3/15/2031 200,000 174,770
3.55%, 9/30/2049(b) 50,000 34,973
5.00%, 9/15/2052 20,000 17,414
Evergy Kansas Central, Inc. ,
5.25%, 3/15/2035 50,000 50,399
4.10%, 4/1/2043 150,000 123,263
Evergy Metro, Inc. ,
4.95%, 4/15/2033 30,000 30,141
5.13%, 8/15/2035(b) 25,000 24,875
Evergy, Inc. ,
2.90%, 9/15/2029 125,000 118,469
Eversource Energy ,
4.60%, 7/1/2027 35,000 35,028
5.95%, 2/1/2029(b) 50,000 51,805
Series R, 1.65%, 8/15/2030 100,000 87,719
4.45%, 12/15/2030(b) 35,000 34,524
5.85%, 4/15/2031(b) 50,000 52,166
Exelon Corp. ,
5.15%, 3/15/2028 30,000 30,354
4.05%, 4/15/2030(b) 200,000 195,863
5.13%, 3/15/2031 50,000 50,890
5.30%, 3/15/2033(b) 60,000 61,426
5.45%, 3/15/2034 35,000 35,781
4.95%, 3/15/2036 50,000 48,494
4.10%, 3/15/2052(b) 35,000 26,418
FirstEnergy Corp. ,
Series B, 3.90%,
7/15/2027(b)(f) 106,000 105,137
Series C, 4.85%,
7/15/2047(f) 100,000 85,153
Series C, 3.40%, 3/1/2050 25,000 16,633
FirstEnergy Pennsylvania
Electric Co. ,
4.15%, 3/15/2028(c) 25,000 24,904
4.55%, 3/15/2031(c) 25,000 24,913
FirstEnergy Transmission
LLC ,
4.75%, 1/15/2033 25,000 24,623
Florida Power & Light Co. ,
5.05%, 4/1/2028 35,000 35,584
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Florida Power & Light Co.,
4.40%, 5/15/2028 35,000 35,140
5.15%, 6/15/2029(b) 50,000 51,293
4.63%, 5/15/2030 35,000 35,339
2.45%, 2/3/2032(b) 148,000 132,406
5.10%, 4/1/2033 60,000 61,217
4.70%, 2/15/2036(b) 50,000 48,735
3.95%, 3/1/2048 100,000 77,831
2.88%, 12/4/2051 10,000 6,219
5.30%, 4/1/2053 40,000 37,444
5.60%, 6/15/2054 45,000 44,050
5.70%, 3/15/2055(b) 30,000 29,879
5.60%, 2/15/2066 45,000 43,351
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 100,774
4.00%, 10/1/2028 50,000 49,707
4.55%, 3/15/2030 50,000 50,198
4.85%, 3/15/2031 100,000 101,243
4.95%, 5/17/2033(b) 100,000 100,789
5.20%, 3/15/2035(b) 50,000 50,785
4.30%, 3/15/2042(b) 125,000 107,845
5.13%, 5/15/2052(b) 25,000 22,713
Idaho Power Co. ,
5.20%, 8/15/2034 25,000 25,336
4.85%, 3/1/2036(b) 25,000 24,470
5.50%, 3/15/2053 20,000 19,013
5.80%, 4/1/2054 25,000 24,923
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 100,000 84,638
5.60%, 3/15/2056 25,000 24,114
Interstate Power and Light
Co. ,
3.60%, 4/1/2029(b) 50,000 48,868
5.70%, 10/15/2033 25,000 26,012
5.60%, 6/29/2035(b) 50,000 51,225
3.70%, 9/15/2046 60,000 44,059
3.10%, 11/30/2051 20,000 12,657
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 75,000 74,478
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(b)(c) 25,000 24,839
4.40%, 1/15/2031(b)(c) 25,000 24,635
5.15%, 1/15/2036(b)(c) 25,000 24,875
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 20,000 20,638
5.85%, 8/15/2055 50,000 49,713
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 125,000 99,211
MidAmerican Energy Co. ,
5.35%, 1/15/2034 25,000 25,666
5.80%, 10/15/2036(b) 175,000 185,102
2.70%, 8/1/2052 25,000 15,030
5.85%, 9/15/2054(b) 70,000 70,280
5.50%, 11/15/2056(b) 25,000 23,978
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 50,000 32,381
Nevada Power Co. ,
Series EE, 3.13%, 8/1/2050 50,000 32,047
Series GG, 5.90%, 5/1/2053 30,000 29,709

22 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Nevada Power Co.,
6.00%, 3/15/2054(b) 50,000 50,070
NextEra Energy Capital
Holdings, Inc. ,
4.63%, 7/15/2027 150,000 150,536
4.69%, 9/1/2027 45,000 45,217
4.85%, 2/4/2028(b) 40,000 40,370
4.90%, 2/28/2028(b) 100,000 100,803
1.90%, 6/15/2028 45,000 42,671
4.90%, 3/15/2029(b) 100,000 101,454
2.75%, 11/1/2029(b) 45,000 42,565
5.00%, 2/28/2030 100,000 101,611
5.05%, 3/15/2030(b) 50,000 50,926
2.25%, 6/1/2030 75,000 68,345
4.40%, 3/1/2031(b) 25,000 24,776
2.44%, 1/15/2032(b) 45,000 39,653
5.00%, 7/15/2032 105,000 105,732
5.05%, 2/28/2033(b) 100,000 100,927
5.25%, 3/15/2034(b) 90,000 91,114
5.45%, 3/15/2035(b) 50,000 50,834
3.00%, 1/15/2052 85,000 52,520
5.25%, 2/28/2053(b) 50,000 45,120
5.55%, 3/15/2054 50,000 47,001
5.90%, 3/15/2055(b) 40,000 39,262
5.85%, 3/1/2056(b) 25,000 24,399
Northern States Power Co. ,
5.05%, 5/15/2035(b) 75,000 75,521
2.60%, 6/1/2051 48,000 28,933
4.50%, 6/1/2052 25,000 20,806
5.10%, 5/15/2053 40,000 36,444
5.40%, 3/15/2054(b) 30,000 28,433
5.65%, 6/15/2054 25,000 24,545
5.55%, 5/15/2056(b) 25,000 24,294
NSTAR Electric Co. ,
3.95%, 4/1/2030(b) 100,000 98,173
5.40%, 6/1/2034(b) 100,000 102,213
5.20%, 3/1/2035(b) 50,000 50,312
OGE Energy Corp. ,
5.45%, 5/15/2029 25,000 25,613
Ohio Power Co. ,
5.65%, 6/1/2034 25,000 25,672
Series R, 2.90%, 10/1/2051 90,000 53,829
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 150,000 154,471
5.60%, 4/1/2053(b) 25,000 23,972
5.90%, 4/1/2056 25,000 24,949
Oncor Electric Delivery Co.
LLC ,
4.50%, 3/15/2031(c) 50,000 49,725
4.55%, 9/15/2032 40,000 39,495
5.35%, 4/1/2035(b) 40,000 40,874
4.55%, 12/1/2041(b) 50,000 43,915
5.30%, 6/1/2042 50,000 47,420
3.10%, 9/15/2049 50,000 32,547
2.70%, 11/15/2051 105,000 60,875
4.60%, 6/1/2052 90,000 73,593
5.90%, 3/15/2056(c) 50,000 49,959
Pacific Gas and Electric Co. ,
5.45%, 6/15/2027 100,000 100,994
5.00%, 6/4/2028 50,000 50,424
3.75%, 7/1/2028(b) 150,000 147,385
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
4.20%, 3/1/2029 200,000 197,627
4.55%, 7/1/2030 100,000 98,645
2.50%, 2/1/2031(b) 150,000 134,431
3.25%, 6/1/2031 100,000 92,234
5.90%, 6/15/2032 100,000 103,543
5.05%, 10/15/2032(b) 25,000 24,837
5.70%, 3/1/2035 50,000 50,683
6.00%, 8/15/2035(b) 50,000 51,658
4.50%, 7/1/2040 100,000 85,334
4.20%, 6/1/2041 100,000 80,583
4.95%, 7/1/2050(b) 75,000 62,128
3.50%, 8/1/2050 100,000 66,119
5.25%, 3/1/2052 75,000 63,817
6.75%, 1/15/2053(b) 60,000 62,255
6.70%, 4/1/2053(b) 30,000 31,053
5.90%, 10/1/2054(b) 25,000 23,296
6.15%, 3/1/2055(b) 50,000 48,307
6.10%, 10/15/2055(b) 50,000 48,026
PacifiCorp ,
5.10%, 2/15/2029 50,000 50,644
4.65%, 4/15/2029 25,000 25,002
5.10%, 4/15/2031(b) 25,000 25,063
5.45%, 4/15/2033 25,000 25,080
5.45%, 2/15/2034 50,000 49,813
5.80%, 4/15/2036 25,000 25,201
2.90%, 6/15/2052 50,000 28,440
5.35%, 12/1/2053(b) 75,000 64,310
5.50%, 5/15/2054(b) 65,000 56,972
5.80%, 1/15/2055(b) 45,000 41,107
PECO Energy Co. ,
4.90%, 6/15/2033(b) 44,000 44,284
4.88%, 9/15/2035(b) 50,000 49,544
3.70%, 9/15/2047 125,000 93,391
4.60%, 5/15/2052 30,000 25,219
4.38%, 8/15/2052 30,000 24,283
PG&E Recovery Funding LLC ,
Series A-3, 5.53%, 6/1/2049 200,000 196,458
PG&E Wildfire Recovery
Funding LLC ,
Series A-2, 4.26%, 6/1/2036 1,000,000 963,821
Series A-3, 4.38%, 6/1/2039 250,000 233,872
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 50,000 50,376
Potomac Electric Power Co. ,
5.20%, 3/15/2034 25,000 25,431
5.50%, 3/15/2054 25,000 23,702
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033(b) 100,000 101,061
4.85%, 2/15/2034 25,000 24,913
5.25%, 5/15/2053 75,000 69,515
5.55%, 8/15/2055 25,000 24,228
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 100,000 88,316
Series 38, 4.10%, 6/1/2032 30,000 29,161
5.15%, 9/15/2035(b) 25,000 24,918
4.30%, 3/15/2044 150,000 124,761
Series 34, 3.20%, 3/1/2050 25,000 16,569
Series 36, 2.70%, 1/15/2051 25,000 14,784
Series 39, 4.50%, 6/1/2052 30,000 24,402
5.25%, 4/1/2053 30,000 27,148

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Co. of
Colorado,
5.75%, 5/15/2054(b) 25,000 24,284
5.85%, 5/15/2055(b) 25,000 24,780
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 25,000 25,033
5.35%, 10/1/2033(b) 75,000 77,298
5.15%, 1/15/2053 45,000 40,941
Public Service Co. of
Oklahoma ,
Series J, 2.20%, 8/15/2031 100,000 87,715
5.25%, 1/15/2033(b) 25,000 25,300
Series K, 3.15%, 8/15/2051 50,000 31,906
Public Service Electric and
Gas Co. ,
Series R, 4.20%, 1/1/2031 25,000 24,668
1.90%, 8/15/2031(b) 165,000 144,585
4.90%, 12/15/2032(b) 100,000 101,281
5.20%, 3/1/2034 50,000 50,849
4.90%, 8/15/2035 25,000 24,807
3.95%, 5/1/2042 125,000 103,154
3.20%, 8/1/2049 25,000 16,795
5.45%, 3/1/2054 50,000 47,745
5.30%, 8/1/2054(b) 25,000 23,316
Sierra Pacific Power Co. ,
5.90%, 3/15/2054(b) 50,000 49,284
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.55%),
6.20%, 12/15/2055(b)(d) 25,000 24,315
Southern California Edison
Co. ,
Series D, 4.70%, 6/1/2027 25,000 25,015
5.15%, 6/1/2029 75,000 76,054
5.25%, 3/15/2030 50,000 50,752
Series G, 2.50%, 6/1/2031 100,000 89,315
2.75%, 2/1/2032 100,000 89,183
4.80%, 3/15/2033 25,000 24,553
5.20%, 6/1/2034 50,000 49,628
5.45%, 3/1/2035 25,000 25,093
Series 08-A, 5.95%,
2/1/2038 50,000 50,693
4.00%, 4/1/2047 100,000 74,293
Series C, 4.13%, 3/1/2048 125,000 93,556
Series B, 4.88%, 3/1/2049 50,000 41,633
3.65%, 2/1/2050 25,000 17,147
Series H, 3.65%, 6/1/2051 30,000 20,561
Series E, 5.45%, 6/1/2052 40,000 35,443
5.88%, 12/1/2053 40,000 37,826
5.75%, 4/15/2054 50,000 46,409
6.20%, 9/15/2055 50,000 49,586
Southern Co. (The) ,
4.85%, 6/15/2028 40,000 40,382
5.50%, 3/15/2029(b) 50,000 51,518
4.85%, 3/15/2035(b) 50,000 48,640
4.40%, 7/1/2046(b) 125,000 102,889
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(b)(d) 50,000 51,427
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern Co. (The),
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.99%),
6.00%, 4/1/2058(b)(d) 25,000 25,125
Southwestern Electric Power
Co. ,
5.30%, 4/1/2033 25,000 25,351
5.20%, 4/1/2036 25,000 24,584
Series L, 3.85%, 2/1/2048 125,000 91,160
3.25%, 11/1/2051 100,000 63,950
5.90%, 4/1/2056 25,000 24,329
Southwestern Public Service
Co. ,
5.30%, 5/15/2035(b) 50,000 50,154
6.00%, 6/1/2054(b) 25,000 25,185
System Energy Resources,
Inc. ,
5.30%, 12/15/2034(b) 25,000 24,935
Tampa Electric Co. ,
4.90%, 3/1/2029 35,000 35,459
5.15%, 3/1/2035(b) 25,000 25,072
3.63%, 6/15/2050(b) 40,000 28,548
5.00%, 7/15/2052 35,000 31,018
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 18,336
5.20%, 9/15/2034 25,000 25,141
5.50%, 4/15/2053 50,000 46,653
5.90%, 4/15/2055 25,000 24,749
Union Electric Co. ,
2.15%, 3/15/2032 50,000 43,631
5.20%, 4/1/2034(b) 50,000 50,794
4.80%, 3/15/2036 25,000 24,401
3.65%, 4/15/2045 75,000 56,894
5.45%, 3/15/2053 25,000 23,629
5.25%, 1/15/2054(b) 25,000 22,986
5.13%, 3/15/2055(b) 25,000 22,653
5.55%, 3/15/2056 25,000 24,103
Virginia Electric and Power
Co. ,
5.00%, 4/1/2033 40,000 40,231
5.00%, 1/15/2034(b) 25,000 24,918
5.05%, 8/15/2034(b) 125,000 124,830
5.15%, 3/15/2035 25,000 24,950
Series C, 4.90%,
9/15/2035(b) 50,000 48,919
4.95%, 3/15/2036 25,000 24,370
Series B, 4.20%, 5/15/2045 200,000 160,267
2.95%, 11/15/2051 50,000 30,703
Series C, 4.63%,
5/15/2052(b) 40,000 32,938
5.35%, 1/15/2054(b) 25,000 23,028
5.55%, 8/15/2054(b) 30,000 28,352
5.65%, 3/15/2055 25,000 23,932
Series D, 5.60%,
9/15/2055(b) 55,000 52,343
5.70%, 3/15/2056(b) 25,000 24,115
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 145,000 137,565
4.15%, 10/15/2030 45,000 44,397
4.75%, 9/30/2032(b) 25,000 25,104
4.60%, 10/1/2034(b) 25,000 24,627

24 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032 100,000 95,287
5.70%, 12/15/2055 25,000 24,224
Xcel Energy, Inc. ,
4.60%, 6/1/2032(b) 60,000 58,939
5.45%, 8/15/2033(b) 100,000 102,073
5.50%, 3/15/2034 50,000 50,827
6.50%, 7/1/2036 77,000 82,903
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
5.75%, 12/3/2056(d) 25,000 24,405
21,257,619
Electrical Equipment 0 .1%
Eaton Corp. ,
4.15%, 3/15/2033(b) 26,000 25,276
4.15%, 11/2/2042 100,000 85,791
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 189,307
1.95%, 10/15/2030 50,000 45,014
2.20%, 12/21/2031(b) 25,000 22,209
5.00%, 3/15/2035(b) 25,000 25,164
2.80%, 12/21/2051 45,000 27,580
Regal Rexnord Corp. ,
6.05%, 4/15/2028(b) 20,000 20,513
6.40%, 4/15/2033(b) 70,000 73,989
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 60,000 33,313
548,156
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032 30,000 30,622
5.60%, 5/29/2034 25,000 25,514
Amphenol Corp. ,
5.05%, 4/5/2027 25,000 25,186
3.80%, 11/15/2027(b) 70,000 69,580
4.38%, 6/12/2028 25,000 25,073
3.90%, 11/15/2028(b) 35,000 34,740
4.13%, 11/15/2030 55,000 54,188
4.40%, 2/15/2033 95,000 92,718
5.00%, 1/15/2035(b) 25,000 24,968
4.63%, 2/15/2036(b) 100,000 96,703
5.30%, 11/15/2055(b) 95,000 89,215
Arrow Electronics, Inc. ,
2.95%, 2/15/2032 35,000 30,924
5.88%, 4/10/2034(b) 25,000 25,628
Avnet, Inc. ,
6.25%, 3/15/2028(b) 30,000 30,899
5.50%, 6/1/2032 20,000 20,250
CDW LLC ,
3.28%, 12/1/2028 150,000 144,103
3.57%, 12/1/2031 50,000 45,704
Corning, Inc. ,
4.38%, 11/15/2057 80,000 62,999
Flex Ltd. ,
5.25%, 1/15/2032(b) 45,000 45,178
5.38%, 11/13/2035(b) 25,000 24,565
Jabil, Inc. ,
3.00%, 1/15/2031 45,000 41,464
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 71,322
TD SYNNEX Corp. ,
4.30%, 1/17/2029 25,000 24,722
6.10%, 4/12/2034 25,000 25,786
5.30%, 10/10/2035 25,000 24,221
Teledyne Technologies, Inc. ,
2.75%, 4/1/2031 60,000 54,922
1,241,194
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
4.05%, 3/11/2029 30,000 29,847
3.14%, 11/7/2029(b) 35,000 33,700
4.35%, 6/15/2031 50,000 49,345
4.65%, 6/15/2033 50,000 49,211
5.00%, 6/15/2036 45,000 44,181
5.13%, 9/15/2040 100,000 95,692
5.85%, 6/15/2056 45,000 44,034
Halliburton Co. ,
6.70%, 9/15/2038(b) 150,000 164,473
5.00%, 11/15/2045(b) 65,000 57,653
NOV, Inc. ,
3.95%, 12/1/2042 40,000 31,430
599,566
Entertainment 0 .1%
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 100,143
Netflix, Inc. ,
4.88%, 4/15/2028(b) 100,000 101,311
5.88%, 11/15/2028(b) 100,000 104,036
4.90%, 8/15/2034(b) 106,000 106,824
Take-Two Interactive
Software, Inc. ,
5.60%, 6/12/2034 25,000 25,440
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 150,000 102,379
Walt Disney Co. (The) ,
3.75%, 3/14/2029 75,000 74,145
2.00%, 9/1/2029 75,000 69,876
2.65%, 1/13/2031(b) 200,000 185,608
4.00%, 3/14/2031 75,000 73,843
4.63%, 3/14/2036(b) 50,000 48,621
6.65%, 11/15/2037(b) 110,000 123,771
5.40%, 10/1/2043(b) 100,000 97,785
2.75%, 9/1/2049 125,000 77,484
4.70%, 3/23/2050(b) 45,000 39,221
3.60%, 1/13/2051(b) 100,000 72,383
3.80%, 5/13/2060(b) 55,000 39,215
1,442,085
Financial Services 0 .4%
Apollo Global Management,
Inc. ,
4.60%, 1/15/2031 25,000 24,765
6.38%, 11/15/2033 25,000 26,479
5.15%, 8/12/2035(b) 50,000 48,425
5.70%, 3/30/2036(b) 25,000 25,022
5.80%, 5/21/2054(b) 50,000 46,570
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043(b) 150,000 136,212

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Block Financial LLC ,
2.50%, 7/15/2028 30,000 28,346
5.38%, 9/15/2032 25,000 24,262
Corebridge Financial, Inc. ,
3.65%, 4/5/2027 50,000 49,547
6.05%, 9/15/2033 50,000 52,268
5.75%, 1/15/2034(b) 25,000 25,642
4.35%, 4/5/2042 50,000 41,091
4.40%, 4/5/2052(b) 85,000 66,212
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.85%),
6.88%, 12/15/2052(b)(d) 76,000 76,575
Enact Holdings, Inc. ,
6.25%, 5/28/2029 50,000 51,460
Equitable Holdings, Inc. ,
4.35%, 4/20/2028(b) 233,000 232,449
5.59%, 1/11/2033(b) 150,000 152,998
Essent Group Ltd. ,
6.25%, 7/1/2029 25,000 25,861
Fidelity National Information
Services, Inc. ,
1.65%, 3/1/2028(b) 55,000 52,052
4.45%, 3/10/2028 30,000 29,916
4.55%, 3/10/2029 50,000 49,764
2.25%, 3/1/2031(b) 86,000 76,139
4.80%, 3/10/2031 45,000 44,647
3.10%, 3/1/2041 25,000 17,961
Fiserv, Inc. ,
2.25%, 6/1/2027(b) 100,000 97,320
5.45%, 3/2/2028 60,000 60,852
5.38%, 8/21/2028(b) 50,000 50,780
3.50%, 7/1/2029(b) 300,000 287,341
2.65%, 6/1/2030 65,000 59,186
4.55%, 2/15/2031(b) 30,000 29,370
5.35%, 3/15/2031(b) 50,000 50,491
5.60%, 3/2/2033(b) 40,000 40,419
5.63%, 8/21/2033(b) 50,000 50,469
5.45%, 3/15/2034(b) 50,000 49,752
5.25%, 8/11/2035(b) 50,000 48,626
Global Payments, Inc. ,
4.55%, 3/15/2028 25,000 24,889
4.45%, 6/1/2028(b) 250,000 247,921
4.50%, 11/15/2028 75,000 74,266
5.30%, 8/15/2029 45,000 45,308
2.90%, 5/15/2030(b) 78,000 71,295
4.88%, 11/15/2030(b) 65,000 63,833
5.20%, 11/15/2032 50,000 48,535
5.40%, 3/15/2033 25,000 24,399
5.55%, 11/15/2035 75,000 72,273
5.95%, 8/15/2052(b) 30,000 27,606
HA Sustainable Infrastructure
Capital, Inc. ,
6.15%, 1/15/2031(b) 25,000 25,446
6.38%, 7/1/2034(b) 25,000 25,165
6.75%, 7/15/2035 25,000 25,672
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 100,000 88,967
Mastercard, Inc. ,
2.95%, 6/1/2029 50,000 48,190
3.35%, 3/26/2030 95,000 91,868
2.00%, 11/18/2031(b) 25,000 22,096
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Mastercard, Inc.,
4.55%, 1/15/2035(b) 45,000 44,203
3.85%, 3/26/2050(b) 162,000 123,227
National Rural Utilities
Cooperative Finance Corp. ,
5.10%, 5/6/2027 25,000 25,201
3.95%, 12/10/2027 25,000 24,880
4.80%, 3/15/2028 50,000 50,446
Series D, 4.15%, 8/25/2028 50,000 49,837
5.05%, 9/15/2028 25,000 25,390
Series D, 4.05%,
2/9/2029(b) 25,000 24,835
2.40%, 3/15/2030(b) 185,000 171,772
4.30%, 12/10/2030 25,000 24,712
4.15%, 12/15/2032 30,000 29,031
5.80%, 1/15/2033(b) 50,000 52,910
5.00%, 8/15/2034 25,000 25,112
NMI Holdings, Inc. ,
6.00%, 8/15/2029 25,000 25,557
ORIX Corp. ,
5.00%, 9/13/2027 40,000 40,352
4.65%, 9/10/2029 25,000 25,203
4.45%, 9/9/2030 25,000 24,799
4.00%, 4/13/2032(b) 50,000 47,845
5.40%, 2/25/2035 25,000 25,221
PayPal Holdings, Inc. ,
2.30%, 6/1/2030(b) 60,000 54,881
4.40%, 6/1/2032(b) 60,000 58,916
5.15%, 6/1/2034 50,000 49,867
5.10%, 4/1/2035 25,000 24,821
5.05%, 6/1/2052 10,000 8,550
5.50%, 6/1/2054(b) 50,000 45,600
Radian Group, Inc. ,
6.20%, 5/15/2029(b) 50,000 51,664
Shell International Finance
BV ,
2.88%, 11/26/2041 50,000 36,433
Visa, Inc. ,
3.80%, 2/12/2029 25,000 24,848
4.10%, 2/12/2031 25,000 24,975
4.40%, 2/12/2033 25,000 24,772
4.70%, 2/12/2036(b) 25,000 24,729
2.00%, 8/15/2050 300,000 158,675
Western Union Co. (The) ,
6.20%, 11/17/2036(b) 25,000 25,438
Woodside Finance Ltd. ,
5.10%, 9/12/2034(b) 50,000 49,213
6.00%, 5/19/2035(b) 75,000 78,158
5.70%, 9/12/2054 50,000 47,061
4,906,132
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 18,246
4.02%, 4/16/2043(b) 72,000 59,505
2.70%, 9/15/2051 80,000 47,745
Bunge Ltd. Finance Corp. ,
4.10%, 1/7/2028(b) 25,000 24,886
4.20%, 9/17/2029(b) 25,000 24,763
4.55%, 8/4/2030 25,000 24,885
2.75%, 5/14/2031 100,000 91,055
4.80%, 3/19/2033 25,000 24,677

26 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Bunge Ltd. Finance Corp.,
4.65%, 9/17/2034(b) 25,000 24,204
5.15%, 8/4/2035(b) 25,000 24,893
5.15%, 3/19/2036 25,000 24,661
Campbell's Co. (The) ,
4.15%, 3/15/2028(b) 250,000 246,976
4.55%, 3/21/2031(b) 25,000 24,237
5.40%, 3/21/2034(b) 50,000 48,526
4.75%, 3/23/2035(b) 50,000 46,031
5.25%, 10/13/2054(b) 25,000 20,677
Conagra Brands, Inc. ,
5.30%, 11/1/2038(b) 50,000 46,499
5.40%, 11/1/2048(b) 50,000 42,491
General Mills, Inc. ,
5.50%, 10/17/2028 55,000 56,381
4.88%, 1/30/2030(b) 50,000 50,332
2.25%, 10/14/2031 100,000 87,656
4.95%, 3/29/2033(b) 30,000 29,655
5.25%, 1/30/2035(b) 50,000 49,424
3.00%, 2/1/2051 50,000 30,692
Hershey Co. (The) ,
2.45%, 11/15/2029 100,000 93,773
4.75%, 2/24/2030 50,000 50,790
4.95%, 2/24/2032 50,000 51,170
5.10%, 2/24/2035(b) 50,000 51,084
Hormel Foods Corp. ,
3.05%, 6/3/2051 50,000 31,816
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 187,373
J M Smucker Co. (The) ,
5.90%, 11/15/2028 75,000 77,572
2.13%, 3/15/2032 50,000 42,923
6.20%, 11/15/2033 50,000 52,979
4.25%, 3/15/2035 75,000 68,928
6.50%, 11/15/2043(b) 40,000 41,691
6.50%, 11/15/2053(b) 25,000 25,978
JBS NV ,
3.00%, 5/15/2032 100,000 88,864
5.75%, 4/1/2033 73,000 75,353
5.95%, 4/20/2035 50,000 51,903
5.50%, 1/15/2036(b) 25,000 25,011
5.63%, 3/10/2037(c) 25,000 25,078
4.38%, 2/2/2052(b) 25,000 19,031
6.50%, 12/1/2052 75,000 75,924
7.25%, 11/15/2053 70,000 77,013
6.38%, 2/25/2055(b) 25,000 24,914
6.25%, 3/1/2056(b) 50,000 49,015
6.40%, 5/10/2057(c) 25,000 24,954
6.38%, 4/15/2066(b) 25,000 24,532
Kellanova ,
5.25%, 3/1/2033 30,000 30,619
4.50%, 4/1/2046 50,000 42,453
5.75%, 5/16/2054 25,000 24,434
Kraft Heinz Foods Co. ,
5.20%, 3/15/2032(b) 50,000 50,514
5.40%, 3/15/2035(b) 50,000 49,911
5.00%, 6/4/2042(b) 75,000 65,952
4.38%, 6/1/2046(b) 250,000 195,461
4.88%, 10/1/2049 100,000 81,778
McCormick & Co., Inc. ,
3.40%, 8/15/2027(b) 100,000 98,866
4.95%, 4/15/2033(b) 100,000 98,886
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
McCormick & Co., Inc.,
4.70%, 10/15/2034(b) 25,000 23,856
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 50,000 43,171
Mondelez International, Inc. ,
4.25%, 5/6/2028(b) 25,000 24,950
4.75%, 2/20/2029(b) 50,000 50,524
4.50%, 5/6/2030 25,000 24,918
1.50%, 2/4/2031 45,000 38,902
4.75%, 8/28/2034(b) 50,000 48,901
5.13%, 5/6/2035(b) 25,000 25,049
2.63%, 9/4/2050 40,000 23,415
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(b) 100,000 95,522
Tyson Foods, Inc. ,
3.55%, 6/2/2027(b) 100,000 99,066
5.40%, 3/15/2029 50,000 51,306
4.95%, 2/20/2036(b) 25,000 24,420
4.55%, 6/2/2047(b) 100,000 84,167
Unilever Capital Corp. ,
1.38%, 9/14/2030(b) 165,000 146,000
5.90%, 11/15/2032(b) 181,000 195,911
4,245,718
Gas Utilities 0 .1%
Atmos Energy Corp. ,
5.90%, 11/15/2033(b) 50,000 53,384
5.20%, 8/15/2035 40,000 40,755
4.13%, 10/15/2044(b) 74,000 61,204
4.30%, 10/1/2048(b) 100,000 80,761
3.38%, 9/15/2049(b) 45,000 30,868
5.75%, 10/15/2052 30,000 29,808
5.45%, 1/15/2056(b) 35,000 33,408
CenterPoint Energy
Resources Corp. ,
5.40%, 7/1/2034(b) 100,000 102,053
ONE Gas, Inc. ,
4.66%, 2/1/2044 50,000 43,669
Piedmont Natural Gas Co.,
Inc. ,
5.40%, 6/15/2033 20,000 20,503
5.10%, 2/15/2035 25,000 24,884
3.35%, 6/1/2050 25,000 16,856
Southern California Gas Co. ,
2.95%, 4/15/2027 80,000 78,948
5.20%, 6/1/2033 40,000 40,701
5.05%, 9/1/2034 50,000 50,202
5.45%, 6/15/2035(b) 75,000 76,745
6.35%, 11/15/2052(b) 10,000 10,524
5.75%, 6/1/2053(b) 40,000 38,917
5.60%, 4/1/2054(b) 25,000 23,829
Southwest Gas Corp. ,
5.80%, 12/1/2027(b) 100,000 102,234
4.05%, 3/15/2032 100,000 95,493
Washington Gas Light Co. ,
3.65%, 9/15/2049 25,000 17,534
1,073,280
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
3.25%, 6/15/2027 300,000 297,456

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Burlington Northern Santa Fe
LLC,
4.90%, 4/1/2044(b) 77,000 70,590
4.55%, 9/1/2044 250,000 218,189
3.90%, 8/1/2046 125,000 97,680
4.05%, 6/15/2048 75,000 59,087
3.55%, 2/15/2050(b) 50,000 35,978
2.88%, 6/15/2052 25,000 15,399
4.45%, 1/15/2053(b) 50,000 41,148
5.20%, 4/15/2054(b) 25,000 23,006
5.50%, 3/15/2055(b) 40,000 38,562
5.55%, 3/15/2056 50,000 48,477
Canadian National Railway
Co. ,
6.90%, 7/15/2028 92,000 97,200
4.20%, 3/12/2031 25,000 24,657
3.85%, 8/5/2032 40,000 38,237
4.38%, 9/18/2034 50,000 48,315
4.75%, 11/12/2035 25,000 24,652
6.20%, 6/1/2036 86,000 93,493
2.45%, 5/1/2050 45,000 26,270
4.40%, 8/5/2052 35,000 29,063
Canadian Pacific Railway Co. ,
4.00%, 3/15/2029 25,000 24,727
2.88%, 11/15/2029 160,000 151,936
2.45%, 12/2/2031(b) 35,000 31,098
5.95%, 5/15/2037 100,000 106,191
3.00%, 12/2/2041(b) 25,000 18,373
3.10%, 12/2/2051 30,000 19,590
5.50%, 3/15/2056 25,000 23,929
6.13%, 9/15/2115(b) 100,000 100,526
CSX Corp. ,
4.25%, 3/15/2029(b) 100,000 99,893
4.10%, 11/15/2032(b) 40,000 38,720
4.10%, 3/15/2044 100,000 82,531
4.30%, 3/1/2048 50,000 40,814
4.50%, 3/15/2049 75,000 62,563
3.95%, 5/1/2050 50,000 38,384
4.50%, 8/1/2054(b) 150,000 123,603
4.65%, 3/1/2068 40,000 32,397
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 94,127
5.05%, 8/1/2030 90,000 91,947
4.45%, 6/15/2045(b) 150,000 126,724
3.40%, 11/1/2049 70,000 48,169
3.70%, 3/15/2053 40,000 28,230
3.16%, 5/15/2055 100,000 63,336
5.95%, 3/15/2064(b) 75,000 74,257
Ryder System, Inc. ,
4.30%, 6/15/2027 25,000 24,949
5.25%, 6/1/2028(b) 40,000 40,638
6.30%, 12/1/2028 25,000 26,115
5.38%, 3/15/2029(b) 25,000 25,584
4.85%, 6/15/2030 25,000 25,172
6.60%, 12/1/2033 25,000 27,387
Uber Technologies, Inc. ,
4.15%, 1/15/2031(b) 50,000 48,890
4.80%, 9/15/2034(b) 56,000 54,824
4.80%, 9/15/2035(b) 50,000 48,518
5.35%, 9/15/2054(b) 60,000 55,249
Union Pacific Corp. ,
3.95%, 9/10/2028(b) 150,000 149,166
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Union Pacific Corp.,
2.40%, 2/5/2030(b) 100,000 93,010
2.38%, 5/20/2031 25,000 22,655
5.10%, 2/20/2035(b) 50,000 50,888
3.60%, 9/15/2037 50,000 43,738
4.05%, 11/15/2045 95,000 76,314
4.05%, 3/1/2046 40,000 31,989
2.95%, 3/10/2052 335,000 208,949
4.95%, 5/15/2053(b) 100,000 89,149
3.84%, 3/20/2060 200,000 141,477
4,134,185
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.70%, 3/9/2029 100,000 98,811
4.00%, 3/15/2031 100,000 98,416
4.30%, 3/15/2033 100,000 97,866
4.65%, 3/15/2036 100,000 97,786
4.75%, 11/30/2036 75,000 73,681
4.75%, 3/15/2038 100,000 96,970
6.00%, 4/1/2039 50,000 53,941
5.30%, 5/27/2040(b) 50,000 50,620
4.90%, 11/30/2046(b) 150,000 137,688
5.50%, 3/15/2056 100,000 98,053
5.60%, 3/15/2066 100,000 97,475
Augusta SpinCo Corp. ,
4.40%, 3/23/2029 25,000 24,932
4.66%, 3/23/2031 25,000 24,885
4.95%, 3/23/2033 25,000 24,913
5.25%, 3/23/2036 25,000 25,006
Baxter International, Inc. ,
2.27%, 12/1/2028(b) 190,000 177,050
4.90%, 12/15/2030(b) 50,000 49,355
2.54%, 2/1/2032(b) 75,000 63,215
5.65%, 12/15/2035(b) 50,000 48,831
3.13%, 12/1/2051 30,000 17,174
Becton Dickinson & Co. ,
3.70%, 6/6/2027(b) 326,000 323,316
1.96%, 2/11/2031(b) 71,000 62,606
4.30%, 8/22/2032 40,000 38,771
Boston Scientific Corp. ,
2.65%, 6/1/2030(b) 100,000 93,172
4.70%, 3/1/2049(b) 75,000 65,861
DH Europe Finance II Sarl ,
3.25%, 11/15/2039(b) 50,000 40,141
3.40%, 11/15/2049(b) 40,000 28,070
GE HealthCare Technologies,
Inc. ,
5.65%, 11/15/2027(b) 200,000 203,973
4.15%, 12/15/2028 25,000 24,837
4.80%, 8/14/2029(b) 40,000 40,363
4.80%, 1/15/2031(b) 25,000 25,154
5.50%, 6/15/2035 25,000 25,511
6.38%, 11/22/2052(b) 100,000 106,210
Koninklijke Philips NV ,
5.00%, 3/15/2042 50,000 45,510
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028(b) 35,000 35,070
4.50%, 3/30/2033 35,000 34,559
Medtronic, Inc. ,
4.38%, 3/15/2035(b) 75,000 72,489

28 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Medtronic, Inc.,
4.63%, 3/15/2045(b) 97,000 86,493
Smith & Nephew plc ,
2.03%, 10/14/2030(b) 96,000 85,438
Solventum Corp. ,
5.40%, 3/1/2029(b) 35,000 35,804
5.60%, 3/23/2034 100,000 102,231
5.90%, 4/30/2054(b) 50,000 48,849
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031(b) 150,000 136,163
Stryker Corp. ,
4.70%, 2/10/2028(b) 50,000 50,429
4.85%, 12/8/2028 25,000 25,369
1.95%, 6/15/2030(b) 80,000 72,196
4.63%, 3/15/2046 150,000 129,923
Zimmer Biomet Holdings, Inc. ,
5.35%, 12/1/2028(b) 50,000 51,148
5.20%, 9/15/2034(b) 50,000 49,996
5.50%, 2/19/2035 25,000 25,518
4.45%, 8/15/2045 25,000 21,410
3,643,248
Health Care Providers & Services 1 .0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 46,621
Aetna, Inc. ,
6.63%, 6/15/2036(b) 50,000 53,881
6.75%, 12/15/2037 75,000 81,037
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 38,382
Ascension Health ,
Series 2025, 4.29%,
11/15/2030(b) 30,000 29,704
Series 2025, 4.92%,
11/15/2035 25,000 24,702
Series B, 3.11%,
11/15/2039(b) 218,000 170,385
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 26,658
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 53,612
Cardinal Health, Inc. ,
3.41%, 6/15/2027 100,000 98,816
5.13%, 2/15/2029 25,000 25,434
5.00%, 11/15/2029 25,000 25,376
4.50%, 9/15/2030 25,000 24,868
5.35%, 11/15/2034 25,000 25,230
5.15%, 9/15/2035(b) 25,000 24,754
4.37%, 6/15/2047(b) 100,000 81,110
Cencora, Inc. ,
4.85%, 12/15/2029(b) 25,000 25,341
4.90%, 2/13/2036 25,000 24,493
4.30%, 12/15/2047(b) 100,000 82,497
Centene Corp. ,
2.45%, 7/15/2028 200,000 186,259
3.00%, 10/15/2030 300,000 262,908
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Group (The) ,
4.38%, 10/15/2028 125,000 124,902
5.00%, 5/15/2029 50,000 50,884
4.50%, 9/15/2030(b) 50,000 49,831
2.38%, 3/15/2031 60,000 53,910
5.13%, 5/15/2031(b) 50,000 51,030
4.88%, 9/15/2032 50,000 49,928
5.40%, 3/15/2033 60,000 61,683
5.25%, 2/15/2034(b) 50,000 50,615
5.25%, 1/15/2036(b) 50,000 50,064
4.80%, 8/15/2038(b) 125,000 117,524
4.90%, 12/15/2048(b) 250,000 217,059
3.40%, 3/15/2051(b) 50,000 33,881
5.60%, 2/15/2054(b) 50,000 47,346
6.00%, 1/15/2056(b) 25,000 25,037
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114 30,000 25,031
CommonSpirit Health ,
4.35%, 9/1/2030(b) 30,000 29,544
2.78%, 10/1/2030 77,000 70,787
Series 2025, 4.98%,
9/1/2035(b) 25,000 24,394
3.91%, 10/1/2050(b) 149,000 109,249
5.66%, 9/1/2055(b) 10,000 9,626
CVS Health Corp. ,
4.30%, 3/25/2028(b) 77,000 76,727
5.00%, 1/30/2029(b) 80,000 81,040
5.40%, 6/1/2029(b) 100,000 102,373
1.75%, 8/21/2030(b) 160,000 141,134
5.25%, 1/30/2031(b) 65,000 66,425
1.88%, 2/28/2031(b) 85,000 74,211
5.55%, 6/1/2031(b) 100,000 103,172
5.00%, 9/15/2032(b) 50,000 50,040
5.25%, 2/21/2033(b) 80,000 80,914
5.30%, 6/1/2033 80,000 80,633
5.70%, 6/1/2034 50,000 51,385
5.45%, 9/15/2035(b) 75,000 75,292
4.78%, 3/25/2038 175,000 161,269
4.13%, 4/1/2040 100,000 83,473
6.00%, 6/1/2044 50,000 49,226
5.13%, 7/20/2045(b) 125,000 109,719
5.05%, 3/25/2048(b) 250,000 214,501
4.25%, 4/1/2050 45,000 34,169
5.63%, 2/21/2053 80,000 73,303
5.88%, 6/1/2053(b) 80,000 75,750
6.05%, 6/1/2054(b) 50,000 48,506
Elevance Health, Inc. ,
5.15%, 6/15/2029 45,000 45,841
2.25%, 5/15/2030(b) 200,000 182,222
4.10%, 5/15/2032(b) 40,000 38,384
5.50%, 10/15/2032 50,000 51,529
4.75%, 2/15/2033 45,000 44,314
5.38%, 6/15/2034(b) 150,000 151,966
5.20%, 2/15/2035(b) 70,000 69,885
5.00%, 1/15/2036(b) 50,000 48,982
4.63%, 5/15/2042(b) 125,000 109,453
4.65%, 8/15/2044(b) 100,000 85,636
4.38%, 12/1/2047 100,000 80,438
3.60%, 3/15/2051 100,000 69,416
4.55%, 5/15/2052 40,000 32,222
5.13%, 2/15/2053(b) 100,000 87,675

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Elevance Health, Inc.,
5.85%, 11/1/2064 45,000 43,028
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 72,906
HCA, Inc. ,
5.20%, 6/1/2028(b) 40,000 40,602
3.50%, 9/1/2030 100,000 94,964
4.30%, 11/15/2030(b) 40,000 39,339
5.50%, 3/1/2032 40,000 41,006
4.60%, 11/15/2032 70,000 68,088
5.50%, 6/1/2033 55,000 56,097
5.60%, 4/1/2034 55,000 56,168
5.45%, 9/15/2034(b) 100,000 100,936
5.75%, 3/1/2035 50,000 51,408
4.90%, 11/15/2035 70,000 67,677
5.50%, 6/15/2047 160,000 146,616
3.50%, 7/15/2051(b) 70,000 46,330
4.63%, 3/15/2052(b) 55,000 43,906
5.90%, 6/1/2053 75,000 71,408
6.00%, 4/1/2054(b) 45,000 43,434
5.95%, 9/15/2054(b) 55,000 52,902
5.70%, 11/15/2055(b) 75,000 69,768
6.10%, 4/1/2064(b) 45,000 43,442
Humana, Inc. ,
5.38%, 4/15/2031(b) 50,000 50,537
2.15%, 2/3/2032(b) 115,000 98,448
3.95%, 8/15/2049 150,000 104,770
5.75%, 4/15/2054(b) 74,000 66,500
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046(b) 20,000 15,723
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041 86,000 62,390
4.88%, 4/1/2042(b) 50,000 46,273
Series 2019, 3.27%,
11/1/2049 122,000 83,515
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 25,000 23,694
4.35%, 4/1/2030 50,000 49,559
4.70%, 2/1/2045(b) 75,000 65,498
Mass General Brigham, Inc. ,
Series 2020, 3.19%,
7/1/2049 100,000 67,577
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 49,677
McKesson Corp. ,
3.95%, 2/16/2028 125,000 124,295
4.65%, 5/30/2030 50,000 50,302
5.25%, 5/30/2035(b) 50,000 50,948
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 37,024
4.13%, 7/1/2052(b) 50,000 40,115
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 150,000 82,779
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 50,000 38,838
Novant Health, Inc. ,
3.17%, 11/1/2051 80,000 52,281
Orlando Health Obligated
Group ,
5.48%, 10/1/2035(b) 35,000 35,926
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 86,032
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 28,751
Series 21A, 2.70%,
10/1/2051(b) 51,000 29,733
Quest Diagnostics, Inc. ,
4.63%, 12/15/2029(b) 25,000 25,178
2.95%, 6/30/2030 75,000 70,265
5.00%, 12/15/2034(b) 50,000 49,659
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 22,849
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 39,438
Series 2025, 5.21%,
8/15/2032 20,000 20,481
Series 2025, 5.54%,
8/15/2035 60,000 61,905
Series 20A, 3.36%,
8/15/2050(b) 134,000 92,803
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 45,492
UnitedHealth Group, Inc. ,
3.70%, 5/15/2027(b) 55,000 54,657
2.95%, 10/15/2027(b) 200,000 196,370
4.25%, 1/15/2029 45,000 44,920
4.70%, 4/15/2029 50,000 50,499
4.00%, 5/15/2029 50,000 49,483
5.30%, 2/15/2030 300,000 308,367
4.65%, 1/15/2031(b) 50,000 50,217
2.30%, 5/15/2031(b) 75,000 67,221
4.95%, 1/15/2032 200,000 202,230
4.20%, 5/15/2032(b) 65,000 63,328
5.35%, 2/15/2033(b) 60,000 61,601
4.63%, 7/15/2035(b) 105,000 101,597
5.80%, 3/15/2036 75,000 78,400
3.50%, 8/15/2039 100,000 80,882
3.05%, 5/15/2041(b) 180,000 133,435
3.95%, 10/15/2042 125,000 101,081
5.50%, 7/15/2044(b) 200,000 192,999
4.25%, 6/15/2048 125,000 99,319
3.70%, 8/15/2049 200,000 143,828
3.25%, 5/15/2051 60,000 39,526
4.75%, 5/15/2052 200,000 168,360
5.63%, 7/15/2054(b) 100,000 95,307
3.88%, 8/15/2059 100,000 69,767
3.13%, 5/15/2060 100,000 59,445
4.95%, 5/15/2062 100,000 83,957
5.50%, 4/15/2064 75,000 68,671

30 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Universal Health Services,
Inc. ,
2.65%, 1/15/2032(b) 100,000 87,118
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 35,354
11,502,837
Health Care REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033(b) 100,000 80,949
5.25%, 3/15/2036 25,000 24,415
4.85%, 4/15/2049 50,000 41,736
5.15%, 4/15/2053(b) 45,000 39,092
5.63%, 5/15/2054(b) 25,000 23,243
DOC DR LLC ,
2.63%, 11/1/2031 50,000 44,322
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030(b) 100,000 94,122
Healthpeak OP LLC ,
3.50%, 7/15/2029 125,000 120,802
3.00%, 1/15/2030(b) 30,000 28,215
5.25%, 12/15/2032 60,000 60,396
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 100,000 96,046
5.20%, 7/1/2030(b) 25,000 25,101
Sabra Health Care LP ,
3.20%, 12/1/2031(b) 100,000 90,295
Ventas Realty LP ,
4.40%, 1/15/2029 82,000 81,530
3.00%, 1/15/2030 100,000 94,189
5.63%, 7/1/2034(b) 25,000 25,638
5.00%, 1/15/2035 75,000 73,592
Welltower OP LLC ,
3.10%, 1/15/2030(b) 100,000 95,139
4.50%, 7/1/2030(b) 50,000 50,015
2.75%, 1/15/2031(b) 175,000 160,931
2.75%, 1/15/2032 50,000 44,961
1,394,729
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029(b) 88,000 91,462
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 47,489
Series J, 2.90%,
12/15/2031(b) 80,000 71,122
5.70%, 7/1/2034 25,000 25,261
143,872
Hotels, Restaurants & Leisure 0 .2%
Airbnb, Inc. ,
4.40%, 3/16/2029 25,000 24,967
4.65%, 3/16/2031(b) 25,000 24,944
5.25%, 3/16/2036 25,000 25,025
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Choice Hotels International,
Inc. ,
5.85%, 8/1/2034(b) 50,000 50,426
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 25,000 24,942
4.55%, 10/15/2029 25,000 24,955
6.30%, 10/10/2033(b) 50,000 53,501
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 150,000 147,972
3.25%, 2/15/2030(b) 65,000 61,421
5.40%, 2/15/2035(b) 50,000 49,603
Hyatt Hotels Corp. ,
5.05%, 3/30/2028 25,000 25,208
5.25%, 6/30/2029 25,000 25,390
5.75%, 4/23/2030(f) 25,000 25,736
5.75%, 3/30/2032(b) 25,000 25,685
5.50%, 6/30/2034(b) 25,000 25,250
5.40%, 12/15/2035(b) 25,000 24,487
Las Vegas Sands Corp. ,
5.90%, 6/1/2027(b) 25,000 25,325
5.63%, 6/15/2028 25,000 25,326
6.00%, 8/15/2029 25,000 25,693
6.00%, 6/14/2030 25,000 25,714
Marriott International, Inc. ,
5.00%, 10/15/2027(b) 55,000 55,495
5.55%, 10/15/2028(b) 50,000 51,296
Series FF, 4.63%, 6/15/2030 92,000 92,010
Series HH, 2.85%,
4/15/2031(b) 75,000 68,677
4.50%, 10/15/2031 25,000 24,709
5.10%, 4/15/2032(b) 25,000 25,395
Series GG, 3.50%,
10/15/2032(b) 50,000 45,982
4.50%, 5/1/2033 25,000 24,156
5.30%, 5/15/2034 50,000 50,465
5.35%, 3/15/2035(b) 50,000 50,326
5.25%, 10/15/2035(b) 25,000 24,867
5.50%, 4/15/2037 50,000 49,781
5.10%, 5/1/2038 25,000 23,767
McDonald's Corp. ,
4.80%, 8/14/2028 50,000 50,612
5.00%, 5/17/2029 25,000 25,568
4.60%, 5/15/2030 25,000 25,226
4.40%, 2/12/2031 25,000 24,926
5.20%, 5/17/2034 25,000 25,562
4.95%, 3/3/2035 25,000 24,869
4.70%, 12/9/2035(b) 100,000 97,956
5.00%, 2/13/2036(b) 25,000 24,894
4.88%, 7/15/2040 100,000 94,070
4.88%, 12/9/2045(b) 100,000 89,110
3.63%, 9/1/2049(b) 90,000 64,775
4.20%, 4/1/2050(b) 50,000 39,408
5.45%, 8/14/2053(b) 50,000 47,417
Sands China Ltd. ,
5.40%, 8/8/2028(f) 200,000 201,499
Starbucks Corp. ,
3.50%, 3/1/2028 75,000 73,869
2.55%, 11/15/2030(b) 200,000 182,940
4.80%, 2/15/2033 100,000 99,612
5.40%, 5/15/2035 25,000 25,561
4.45%, 8/15/2049(b) 100,000 81,504

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp.,
3.50%, 11/15/2050(b) 75,000 51,741
2,679,615
Household Durables 0 .0%
†
DR Horton, Inc. ,
5.50%, 10/15/2035(b) 75,000 76,104
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 31,060
Mohawk Industries, Inc. ,
5.85%, 9/18/2028 50,000 51,441
PulteGroup, Inc. ,
6.38%, 5/15/2033(b) 50,000 53,618
212,223
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.60%, 11/15/2032(b) 40,000 42,062
5.00%, 6/15/2052 40,000 35,836
Clorox Co. (The) ,
4.60%, 5/1/2032(b) 75,000 74,370
Colgate-Palmolive Co. ,
4.20%, 5/1/2030 45,000 45,036
3.25%, 8/15/2032 35,000 32,852
4.60%, 3/1/2033 16,000 16,162
Kimberly-Clark Corp. ,
6.63%, 8/1/2037(b) 55,000 62,222
3.20%, 7/30/2046 65,000 45,413
2.88%, 2/7/2050 25,000 16,140
Procter & Gamble Co. (The) ,
2.85%, 8/11/2027(b) 250,000 246,507
4.35%, 1/29/2029(b) 50,000 50,513
4.15%, 10/24/2029 50,000 50,285
4.05%, 5/1/2030 50,000 49,795
1.20%, 10/29/2030(b) 100,000 87,525
1.95%, 4/23/2031(b) 100,000 89,713
4.10%, 11/3/2032(b) 50,000 49,193
4.55%, 1/29/2034(b) 50,000 50,101
4.35%, 11/3/2035 50,000 48,480
3.60%, 3/25/2050(b) 75,000 56,490
1,148,695
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) ,
2.45%, 1/15/2031(b) 70,000 61,928
Basin Electric Power
Cooperative ,
5.85%, 10/15/2055(b)(c) 35,000 34,042
Constellation Energy
Generation LLC ,
3.90%, 1/8/2028 25,000 24,799
5.60%, 3/1/2028(b) 40,000 40,887
5.80%, 3/1/2033(b) 40,000 41,893
6.13%, 1/15/2034(b) 25,000 26,678
6.25%, 10/1/2039(b) 30,000 31,590
5.60%, 6/15/2042 75,000 73,498
5.88%, 1/15/2066(b) 25,000 24,001
Oglethorpe Power Corp. ,
5.25%, 9/1/2050 120,000 106,933
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Southern Power Co. ,
Series A, 4.25%,
10/1/2030(b) 50,000 49,354
Series B, 4.90%,
10/1/2035(b) 50,000 48,355
563,958
Industrial Conglomerates 0 .1%
3M Co. ,
4.80%, 3/15/2030 25,000 25,268
3.05%, 4/15/2030 25,000 23,688
5.15%, 3/15/2035 25,000 25,148
5.70%, 3/15/2037 40,000 41,519
4.00%, 9/14/2048 96,000 73,832
3.25%, 8/26/2049 90,000 60,200
Honeywell International, Inc. ,
2.70%, 8/15/2029 25,000 23,744
1.75%, 9/1/2031 100,000 86,595
4.95%, 9/1/2031 50,000 51,044
5.00%, 2/15/2033 30,000 30,729
4.50%, 1/15/2034 45,000 44,271
5.00%, 3/1/2035(b) 75,000 75,698
2.80%, 6/1/2050 40,000 25,910
Pentair Finance Sarl ,
5.90%, 7/15/2032(b) 30,000 31,380
619,026
Industrial REITs 0 .0%
†
Americold Realty Operating
Partnership LP ,
5.60%, 5/15/2032(b) 25,000 24,731
5.41%, 9/12/2034(b) 25,000 23,772
First Industrial LP ,
5.25%, 1/15/2031 25,000 25,242
Prologis LP ,
1.75%, 7/1/2030 65,000 58,022
1.25%, 10/15/2030(b) 65,000 56,465
4.75%, 1/15/2031(b) 75,000 75,773
2.25%, 1/15/2032(b) 50,000 43,873
3.00%, 4/15/2050 65,000 41,984
2.13%, 10/15/2050 105,000 55,697
5.25%, 6/15/2053(b) 30,000 27,956
5.25%, 3/15/2054(b) 75,000 69,942
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 40,000 34,688
538,145
Insurance 0 .7%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 275,000 266,551
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 48,522
3.25%, 8/15/2051(b) 50,000 32,897
Allstate Corp. (The) ,
5.25%, 3/30/2033(b) 20,000 20,430
+ 2.12%), 6.50%,
5/15/2057(d) 95,000 96,855
American International Group,
Inc. ,
5.13%, 3/27/2033 60,000 60,578
4.75%, 4/1/2048(b) 100,000 86,771

32 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
American International Group,
Inc.,
4.38%, 6/30/2050(b) 50,000 40,497
Aon Corp. ,
2.80%, 5/15/2030 50,000 46,555
2.05%, 8/23/2031 50,000 43,656
2.60%, 12/2/2031 25,000 22,299
5.00%, 9/12/2032 30,000 30,176
5.35%, 2/28/2033(b) 25,000 25,603
Aon Global Ltd. ,
4.60%, 6/14/2044(b) 75,000 63,550
Aon North America, Inc. ,
5.30%, 3/1/2031 75,000 76,523
5.75%, 3/1/2054(b) 138,000 132,967
Arch Capital Finance LLC ,
5.03%, 12/15/2046 100,000 90,203
Arthur J Gallagher & Co. ,
4.60%, 12/15/2027 50,000 50,137
2.40%, 11/9/2031 100,000 87,835
5.15%, 2/15/2035(b) 100,000 99,190
3.05%, 3/9/2052 100,000 61,529
5.55%, 2/15/2055(b) 100,000 93,352
Athene Holding Ltd. ,
6.15%, 4/3/2030 150,000 154,816
6.65%, 2/1/2033 50,000 51,969
5.88%, 1/15/2034 25,000 24,900
6.25%, 4/1/2054(b) 50,000 45,879
6.63%, 5/19/2055(b) 75,000 72,250
Berkshire Hathaway Finance
Corp. ,
4.20%, 8/15/2048 100,000 81,507
4.25%, 1/15/2049(b) 100,000 82,069
2.85%, 10/15/2050 45,000 28,247
3.85%, 3/15/2052(b) 100,000 75,477
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047(b) 50,000 33,999
Brown & Brown, Inc. ,
4.20%, 3/17/2032 30,000 28,317
5.25%, 6/23/2032 25,000 24,931
5.65%, 6/11/2034(b) 50,000 50,425
5.55%, 6/23/2035(b) 75,000 74,900
6.25%, 6/23/2055(b) 50,000 49,859
Chubb INA Holdings LLC ,
5.00%, 3/15/2034 75,000 75,417
4.90%, 8/15/2035(b) 50,000 49,231
6.00%, 5/11/2037 90,000 96,022
4.35%, 11/3/2045 50,000 42,096
2.85%, 12/15/2051 50,000 31,068
3.05%, 12/15/2061 35,000 21,018
CNO Financial Group, Inc. ,
6.45%, 6/15/2034 25,000 25,797
Enstar Group Ltd. ,
3.10%, 9/1/2031 55,000 48,530
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 33,171
3.13%, 10/15/2052 50,000 30,155
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028 50,000 50,890
6.50%, 6/4/2029 25,000 25,105
6.25%, 10/4/2034 25,000 23,728
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 100,000 99,530
6.00%, 12/7/2033(b) 100,000 104,476
6.10%, 3/15/2055 25,000 24,435
6.50%, 5/20/2055 50,000 51,302
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 21,230
First American Financial
Corp. ,
2.40%, 8/15/2031(b) 25,000 21,512
5.45%, 9/30/2034 25,000 24,502
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 44,873
5.85%, 9/15/2034 25,000 25,756
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 75,000 68,000
Hartford Insurance Group, Inc.
(The) ,
6.10%, 10/1/2041 109,000 114,447
Kemper Corp. ,
3.80%, 2/23/2032 30,000 27,083
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 100,000 94,089
5.35%, 11/15/2035(b) 25,000 24,368
Loews Corp. ,
4.94%, 4/1/2036 25,000 24,465
4.13%, 5/15/2043 50,000 41,413
Manulife Financial Corp. ,
3.70%, 3/16/2032 20,000 18,933
4.99%, 12/11/2035 25,000 24,423
Markel Group, Inc. ,
3.35%, 9/17/2029 275,000 263,464
3.45%, 5/7/2052 100,000 65,568
Marsh & McLennan Cos., Inc. ,
4.55%, 11/8/2027(b) 75,000 75,341
4.38%, 3/15/2029 50,000 50,098
4.85%, 11/15/2031 25,000 25,204
5.75%, 11/1/2032(b) 25,000 26,353
5.40%, 9/15/2033(b) 50,000 51,562
5.15%, 3/15/2034 25,000 25,297
5.00%, 3/15/2035(b) 215,000 214,095
4.95%, 3/15/2036(b) 25,000 24,764
4.75%, 3/15/2039 100,000 93,824
5.35%, 11/15/2044 50,000 47,338
4.20%, 3/1/2048 50,000 40,026
5.40%, 3/15/2055(b) 135,000 126,580
MetLife, Inc. ,
5.30%, 12/15/2034(b) 50,000 51,158
4.88%, 11/13/2043 250,000 223,870
5.00%, 7/15/2052(b) 60,000 53,020
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.08%), 6.35%,
3/15/2055(d) 30,000 30,442
Old Republic International
Corp. ,
5.75%, 3/28/2034 25,000 25,510

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Principal Financial Group, Inc. ,
4.30%, 11/15/2046 50,000 40,707
5.50%, 3/15/2053 45,000 41,938
Progressive Corp. (The) ,
4.95%, 6/15/2033(b) 20,000 20,270
3.70%, 1/26/2045 75,000 57,100
4.13%, 4/15/2047 67,000 53,463
Prudential Financial, Inc. ,
3.88%, 3/27/2028 200,000 198,574
5.20%, 3/14/2035(b) 50,000 50,385
4.60%, 5/15/2044(b) 150,000 129,495
3.91%, 12/7/2047 136,000 102,463
3.70%, 3/13/2051(b) 100,000 71,592
Prudential Funding Asia plc ,
3.13%, 4/14/2030 75,000 71,357
Reinsurance Group of
America, Inc. ,
6.00%, 9/15/2033 20,000 20,767
5.75%, 9/15/2034 25,000 25,396
RenaissanceRe Holdings Ltd. ,
5.75%, 6/5/2033 60,000 61,596
5.80%, 4/1/2035 25,000 25,570
Travelers Cos., Inc. (The) ,
6.25%, 6/15/2037 86,000 94,085
5.35%, 11/1/2040(b) 100,000 98,947
4.10%, 3/4/2049 100,000 79,002
5.45%, 5/25/2053(b) 20,000 19,128
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 67,000 74,393
Unum Group ,
4.00%, 6/15/2029(b) 200,000 196,015
5.25%, 12/15/2035 25,000 24,451
4.13%, 6/15/2051(b) 50,000 36,804
W R Berkley Corp. ,
4.00%, 5/12/2050 50,000 37,744
Willis North America, Inc. ,
4.65%, 6/15/2027(b) 50,000 50,083
4.50%, 9/15/2028 125,000 124,827
2.95%, 9/15/2029 65,000 61,551
4.55%, 3/15/2031 50,000 49,266
5.35%, 5/15/2033(b) 20,000 20,209
5.15%, 3/15/2036 25,000 24,346
5.90%, 3/5/2054(b) 25,000 24,266
7,362,590
Interactive Media & Services 0 .3%
Alphabet, Inc. ,
3.88%, 11/15/2028 35,000 34,887
3.70%, 2/15/2029(b) 90,000 89,226
1.10%, 8/15/2030(b) 100,000 87,934
4.10%, 11/15/2030(b) 125,000 124,148
4.10%, 2/15/2031(b) 55,000 54,618
4.38%, 11/15/2032 45,000 44,743
4.40%, 2/15/2033 45,000 44,440
4.50%, 5/15/2035(b) 100,000 98,358
4.70%, 11/15/2035 150,000 148,191
4.80%, 2/15/2036(b) 125,000 124,465
1.90%, 8/15/2040 100,000 66,725
5.35%, 11/15/2045(b) 125,000 122,224
5.50%, 2/15/2046 115,000 114,076
2.05%, 8/15/2050 75,000 40,236
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services
Alphabet, Inc.,
5.25%, 5/15/2055(b) 50,000 47,210
5.45%, 11/15/2055(b) 100,000 96,820
5.65%, 2/15/2056(b) 35,000 34,887
2.25%, 8/15/2060 100,000 50,288
5.30%, 5/15/2065(b) 35,000 32,397
5.75%, 2/15/2066 45,000 44,565
5.70%, 11/15/2075(b) 125,000 121,146
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 200,582
Meta Platforms, Inc. ,
3.50%, 8/15/2027 230,000 228,311
4.60%, 5/15/2028(b) 60,000 60,661
4.20%, 11/15/2030(b) 170,000 168,350
3.85%, 8/15/2032(b) 195,000 186,124
4.60%, 11/15/2032 100,000 99,019
4.95%, 5/15/2033 60,000 60,509
4.75%, 8/15/2034(b) 175,000 173,095
4.88%, 11/15/2035(b) 145,000 142,251
5.50%, 11/15/2045 205,000 193,995
4.45%, 8/15/2052(b) 40,000 31,466
5.60%, 5/15/2053(b) 35,000 32,655
5.40%, 8/15/2054 46,000 41,665
5.63%, 11/15/2055(b) 230,000 215,600
5.75%, 5/15/2063(b) 60,000 55,838
5.75%, 11/15/2065(b) 365,000 339,013
3,850,718
IT Services 0 .1%
Accenture Capital, Inc. ,
3.90%, 10/4/2027 35,000 34,935
4.05%, 10/4/2029 50,000 49,660
4.25%, 10/4/2031(b) 50,000 49,411
4.50%, 10/4/2034(b) 35,000 33,840
Booz Allen Hamilton, Inc. ,
5.95%, 4/15/2035 50,000 50,408
CGI, Inc. ,
4.95%, 3/14/2030 25,000 25,130
DXC Technology Co. ,
2.38%, 9/15/2028 25,000 23,476
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2029(b) 100,000 100,602
International Business
Machines Corp. ,
1.70%, 5/15/2027(b) 200,000 194,457
3.50%, 5/15/2029 150,000 145,813
4.80%, 2/10/2030(b) 100,000 101,098
5.00%, 2/10/2032 100,000 100,997
5.88%, 11/29/2032(b) 53,000 56,261
4.15%, 5/15/2039(b) 150,000 130,107
4.25%, 5/15/2049(b) 300,000 231,190
5.70%, 2/10/2055(b) 100,000 94,426
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031 150,000 125,047
1,546,858
Leisure Products 0 .0%
†
Hasbro, Inc. ,
6.05%, 5/14/2034 25,000 26,058

34 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure Products
Hasbro, Inc.,
5.10%, 5/15/2044 25,000 22,665
48,723
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.30%, 3/12/2031(b) 82,000 73,547
4.75%, 9/9/2034(b) 25,000 24,617
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032 50,000 46,441
Danaher Corp. ,
2.60%, 10/1/2050 44,000 26,295
2.80%, 12/10/2051 65,000 40,042
Illumina, Inc. ,
5.75%, 12/13/2027 100,000 101,942
4.75%, 12/12/2030(b) 25,000 24,871
Revvity, Inc. ,
3.30%, 9/15/2029(b) 100,000 95,714
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028(b) 115,000 108,289
5.00%, 1/31/2029 75,000 76,516
4.98%, 8/10/2030(b) 65,000 66,423
4.20%, 3/1/2031 45,000 44,517
4.47%, 10/7/2032 50,000 49,476
4.55%, 6/15/2033(b) 30,000 29,641
4.79%, 10/7/2035(b) 50,000 49,408
4.90%, 2/12/2036(b) 25,000 24,823
4.89%, 10/7/2037(b) 20,000 19,713
2.80%, 10/15/2041(b) 30,000 21,893
5.30%, 2/1/2044 75,000 72,472
996,640
Machinery 0 .2%
AGCO Corp. ,
5.80%, 3/21/2034 25,000 25,543
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 66,372
6.05%, 8/15/2036 102,000 111,452
3.80%, 8/15/2042(b) 200,000 164,990
3.25%, 9/19/2049 105,000 72,691
CNH Industrial Capital LLC ,
5.50%, 1/12/2029 100,000 102,486
5.10%, 4/20/2029(b) 50,000 50,602
Cummins, Inc. ,
5.30%, 5/9/2035 125,000 127,410
Deere & Co. ,
5.45%, 1/16/2035 50,000 51,942
3.90%, 6/9/2042(b) 75,000 63,302
5.70%, 1/19/2055(b) 75,000 76,448
Deere Funding Canada Corp. ,
4.15%, 10/9/2030(b) 25,000 24,678
Dover Corp. ,
5.38%, 3/1/2041 25,000 25,028
Flowserve Corp. ,
2.80%, 1/15/2032 25,000 22,068
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 75,000 70,795
Ingersoll Rand, Inc. ,
5.20%, 6/15/2027(b) 50,000 50,433
5.18%, 6/15/2029(b) 50,000 51,186
5.70%, 8/14/2033 100,000 103,888
5.45%, 6/15/2034 50,000 51,054
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Nordson Corp. ,
4.50%, 12/15/2029 25,000 24,943
5.80%, 9/15/2033(b) 25,000 25,986
nVent Finance Sarl ,
5.65%, 5/15/2033 40,000 41,013
Otis Worldwide Corp. ,
5.25%, 8/16/2028(b) 30,000 30,620
3.11%, 2/15/2040 125,000 95,059
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 65,000 65,027
3.25%, 6/14/2029 104,000 100,736
4.50%, 9/15/2029 45,000 45,260
4.20%, 11/21/2034(b) 175,000 167,469
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028(b) 100,000 103,063
4.25%, 11/15/2028(b) 50,000 49,920
2.30%, 3/15/2030(b) 175,000 159,781
3.00%, 5/15/2032 40,000 36,071
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(b)(f) 100,000 100,293
4.90%, 5/29/2030 50,000 50,524
5.50%, 5/29/2035 25,000 25,523
2,433,656
Media 0 .2%
Charter Communications
Operating LLC ,
2.25%, 1/15/2029 100,000 93,462
5.05%, 3/30/2029(b) 100,000 100,506
6.10%, 6/1/2029(b) 75,000 77,689
6.65%, 2/1/2034(b) 125,000 130,392
6.55%, 6/1/2034(b) 75,000 77,862
6.38%, 10/23/2035 250,000 253,871
3.50%, 3/1/2042 100,000 68,454
5.38%, 5/1/2047 150,000 120,703
5.75%, 4/1/2048 175,000 145,950
4.80%, 3/1/2050(b) 175,000 129,387
3.90%, 6/1/2052 75,000 47,744
5.25%, 4/1/2053(b) 180,000 141,155
6.83%, 10/23/2055(b) 85,000 80,019
3.85%, 4/1/2061 310,000 181,044
Fox Corp. ,
6.50%, 10/13/2033(b) 50,000 53,660
5.58%, 1/25/2049(b) 100,000 92,164
Omnicom Group, Inc. ,
4.20%, 3/2/2029 25,000 24,735
2.40%, 3/1/2031 160,000 143,162
2.60%, 8/1/2031(b) 32,000 28,654
5.00%, 6/2/2033 25,000 24,418
5.30%, 11/1/2034 20,000 19,791
5.30%, 6/2/2036(b) 25,000 24,163
3.38%, 3/1/2041 70,000 51,298
2,110,283
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.80%, 11/29/2032(b) 40,000 44,149
7.00%, 10/15/2039(b)(f) 50,000 54,367
6.35%, 6/17/2054 25,000 25,432

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Barrick North America Finance
LLC ,
5.75%, 5/1/2043(b) 100,000 98,922
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028(b) 100,000 101,846
5.00%, 2/21/2030(b) 100,000 101,850
5.25%, 9/8/2030 100,000 102,922
5.13%, 2/21/2032 75,000 76,551
4.90%, 2/28/2033 35,000 35,059
5.25%, 9/8/2033(b) 50,000 51,057
5.30%, 2/21/2035 75,000 76,343
4.13%, 2/24/2042 92,000 77,996
5.00%, 9/30/2043(b) 100,000 93,134
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 50,000 50,734
Newmont Corp. ,
5.35%, 3/15/2034 25,000 25,711
5.88%, 4/1/2035 86,000 91,199
4.88%, 3/15/2042 50,000 46,509
Nucor Corp. ,
4.65%, 6/1/2030(b) 50,000 50,465
5.10%, 6/1/2035(b) 50,000 50,518
5.20%, 8/1/2043 75,000 71,399
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 56,000 58,490
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 100,000 60,229
Rio Tinto Finance USA plc ,
4.50%, 3/14/2028 40,000 40,190
4.88%, 3/14/2030(b) 80,000 81,252
5.00%, 3/14/2032(b) 55,000 56,119
5.25%, 3/14/2035(b) 85,000 86,358
4.13%, 8/21/2042 100,000 84,296
5.13%, 3/9/2053 60,000 54,793
5.75%, 3/14/2055(b) 60,000 59,856
Southern Copper Corp. ,
6.75%, 4/16/2040(b) 150,000 163,042
Steel Dynamics, Inc. ,
4.00%, 12/15/2028(b) 50,000 49,457
3.25%, 1/15/2031 75,000 70,256
5.38%, 8/15/2034(b) 50,000 50,456
5.25%, 5/15/2035(b) 50,000 50,021
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 285,515
6.40%, 6/28/2054(b) 75,000 75,952
2,652,445
Multi-Utilities 0 .5%
Ameren Corp. ,
5.00%, 1/15/2029(b) 50,000 50,789
5.38%, 3/15/2035(b) 25,000 25,272
5.00%, 5/15/2036 25,000 24,329
Ameren Illinois Co. ,
3.85%, 9/1/2032(b) 40,000 38,058
2.90%, 6/15/2051 100,000 62,308
5.90%, 12/1/2052 50,000 50,382
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036(b) 150,000 160,069
5.15%, 11/15/2043 150,000 139,743
4.60%, 5/1/2053(b) 50,000 40,855
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 199,490
4.55%, 1/31/2031(b) 25,000 24,732
6.00%, 1/15/2035 25,000 25,952
CenterPoint Energy, Inc. ,
5.40%, 6/1/2029 50,000 51,231
Consolidated Edison Co. of
New York, Inc. ,
5.20%, 3/1/2033(b) 40,000 41,105
5.50%, 3/15/2034(b) 50,000 51,863
5.13%, 3/15/2035 125,000 125,680
3.95%, 3/1/2043 75,000 60,349
4.50%, 12/1/2045(b) 125,000 105,265
6.15%, 11/15/2052(b) 50,000 52,016
5.90%, 11/15/2053 50,000 49,921
4.63%, 12/1/2054 50,000 41,193
5.75%, 11/15/2055(b) 35,000 34,545
3.60%, 6/15/2061(b) 200,000 133,568
Consumers Energy Co. ,
4.90%, 2/15/2029 100,000 101,659
4.70%, 1/15/2030(b) 25,000 25,248
4.50%, 1/15/2031 40,000 40,049
5.05%, 5/15/2035 100,000 100,414
4.35%, 4/15/2049 175,000 142,998
3.10%, 8/15/2050 45,000 29,258
Dominion Energy, Inc. ,
4.60%, 5/15/2028 50,000 50,157
Series C, 3.38%,
4/1/2030(b) 150,000 143,219
5.00%, 6/15/2030 50,000 50,671
Series A, 4.35%, 8/15/2032 40,000 38,698
5.38%, 11/15/2032(b) 50,000 51,155
Series B, 5.95%,
6/15/2035(b) 151,000 156,899
Series C, 4.90%, 8/1/2041 200,000 178,425
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.26%),
6.00%, 2/15/2056(d) 25,000 24,841
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.01%),
6.20%, 2/15/2056(b)(d) 25,000 24,780
DTE Energy Co. ,
4.88%, 6/1/2028 40,000 40,359
5.10%, 3/1/2029 75,000 76,264
2.95%, 3/1/2030 50,000 47,099
5.05%, 10/1/2035(b) 25,000 24,635
National Grid plc ,
5.42%, 1/11/2034(b) 100,000 101,902
NiSource, Inc. ,
5.25%, 3/30/2028(b) 104,000 105,639
5.20%, 7/1/2029 50,000 50,989
2.95%, 9/1/2029(b) 125,000 118,788
1.70%, 2/15/2031 85,000 73,872
5.35%, 4/1/2034 25,000 25,437
5.35%, 7/15/2035 100,000 100,680
5.95%, 6/15/2041 175,000 178,036
5.00%, 6/15/2052 70,000 60,522

36 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
NiSource, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.04%),
5.75%, 7/15/2056(b)(d) 25,000 24,620
Public Service Enterprise
Group, Inc. ,
5.88%, 10/15/2028 50,000 51,597
5.20%, 4/1/2029 50,000 50,949
4.90%, 3/15/2030(b) 25,000 25,248
5.45%, 4/1/2034 50,000 50,755
5.40%, 3/15/2035 25,000 25,254
Puget Energy, Inc. ,
2.38%, 6/15/2028 50,000 47,655
4.22%, 3/15/2032 40,000 38,156
5.73%, 3/15/2035 25,000 25,182
Puget Sound Energy, Inc. ,
5.33%, 6/15/2034 25,000 25,551
5.64%, 4/15/2041 175,000 173,023
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030(b) 100,000 88,464
5.40%, 4/15/2035 25,000 25,424
3.32%, 4/15/2050 75,000 50,328
5.35%, 4/1/2053 20,000 18,399
5.55%, 4/15/2054 50,000 47,383
Sempra ,
3.40%, 2/1/2028(b) 300,000 294,377
5.25%, 3/15/2036 25,000 24,648
6.00%, 10/15/2039(b) 95,000 96,959
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.40%, 10/1/2054(b)(d) 26,000 25,919
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 219,291
5.75%, 9/15/2033 50,000 51,962
Series B, 5.10%, 9/15/2035 25,000 24,674
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 103,000 90,624
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.91%),
5.63%, 5/15/2056(b)(d) 25,000 24,496
5,372,346
Office REITs 0 .0%
†
Boston Properties LP ,
2.90%, 3/15/2030(b) 100,000 92,668
3.25%, 1/30/2031(b) 89,000 82,090
2.45%, 10/1/2033 100,000 80,749
COPT Defense Properties LP ,
4.50%, 10/15/2030 25,000 24,677
2.90%, 12/1/2033 50,000 42,307
Highwoods Realty LP ,
3.05%, 2/15/2030 100,000 92,178
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 91,183
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs
Kilroy Realty LP,
6.25%, 1/15/2036 25,000 24,768
530,620
Oil, Gas & Consumable Fuels 1 .7%
Antero Resources Corp. ,
5.40%, 2/1/2036 25,000 24,584
APA Corp. ,
6.10%, 2/15/2035 25,000 25,669
6.75%, 2/15/2055(b) 25,000 25,051
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 125,000 116,604
5.63%, 8/1/2034(b) 25,000 25,617
5.38%, 2/15/2036 25,000 24,598
BP Capital Markets America,
Inc. ,
5.02%, 11/17/2027 100,000 101,313
4.23%, 11/6/2028 275,000 275,072
4.70%, 4/10/2029 50,000 50,590
4.87%, 11/25/2029 25,000 25,451
2.72%, 1/12/2032 50,000 45,181
4.89%, 9/11/2033(b) 15,000 15,077
5.23%, 11/17/2034(b) 75,000 76,541
3.06%, 6/17/2041(b) 50,000 37,578
3.00%, 2/24/2050 75,000 48,208
2.77%, 11/10/2050 125,000 76,758
2.94%, 6/4/2051 150,000 94,571
3.00%, 3/17/2052 50,000 31,640
3.38%, 2/8/2061 50,000 32,092
BP Capital Markets plc ,
3.28%, 9/19/2027 300,000 296,238
Canadian Natural Resources
Ltd. ,
5.40%, 12/15/2034(b) 25,000 25,290
6.25%, 3/15/2038(b) 90,000 94,661
4.95%, 6/1/2047(b) 75,000 65,401
Cenovus Energy, Inc. ,
4.65%, 3/20/2031 50,000 49,654
2.65%, 1/15/2032 45,000 40,010
5.40%, 3/20/2036(b) 50,000 49,742
6.75%, 11/15/2039 17,000 18,512
5.40%, 6/15/2047(b) 30,000 27,155
3.75%, 2/15/2052(b) 25,000 17,445
Cheniere Corpus Christi
Holdings LLC ,
3.70%, 11/15/2029(b) 65,000 63,151
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 150,000 149,344
4.00%, 3/1/2031 75,000 71,994
3.25%, 1/31/2032(b) 50,000 45,571
5.75%, 8/15/2034(b) 75,000 77,252
5.55%, 10/30/2035(b) 50,000 50,917
Cheniere Energy, Inc. ,
5.65%, 4/15/2034(b) 100,000 102,953
Chevron Corp. ,
2.00%, 5/11/2027 120,000 117,457
2.24%, 5/11/2030(b) 77,000 71,090
3.08%, 5/11/2050 25,000 16,840
Chevron USA, Inc. ,
1.02%, 8/12/2027(b) 120,000 115,254
4.05%, 8/13/2028 25,000 25,030
4.30%, 10/15/2030 75,000 75,188

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chevron USA, Inc.,
4.98%, 4/15/2035 50,000 50,640
4.85%, 10/15/2035(b) 50,000 50,177
2.34%, 8/12/2050 100,000 57,552
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 151,259
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045(b) 25,000 24,377
ConocoPhillips ,
5.90%, 10/15/2032 52,000 55,869
6.50%, 2/1/2039 50,000 55,195
ConocoPhillips Co. ,
4.85%, 1/15/2032 50,000 50,788
5.00%, 1/15/2035(b) 25,000 25,088
3.76%, 3/15/2042 50,000 40,247
4.30%, 11/15/2044 105,000 87,901
3.80%, 3/15/2052 50,000 36,527
5.30%, 5/15/2053(b) 40,000 37,016
5.55%, 3/15/2054(b) 50,000 47,908
5.50%, 1/15/2055(b) 55,000 52,541
4.03%, 3/15/2062 50,000 36,017
5.70%, 9/15/2063(b) 50,000 48,120
Continental Resources, Inc. ,
4.90%, 6/1/2044 35,000 27,615
Coterra Energy, Inc. ,
5.40%, 2/15/2035(b) 100,000 100,319
Devon Energy Corp. ,
5.88%, 6/15/2028(b) 100,000 100,045
5.20%, 9/15/2034 75,000 75,188
4.75%, 5/15/2042(b) 75,000 65,827
5.75%, 9/15/2054(b) 75,000 70,483
Diamondback Energy, Inc. ,
5.20%, 4/18/2027 125,000 125,984
6.25%, 3/15/2033 35,000 37,344
4.40%, 3/24/2051(b) 50,000 39,838
4.25%, 3/15/2052(b) 60,000 46,436
5.75%, 4/18/2054(b) 50,000 47,287
5.90%, 4/18/2064(b) 60,000 56,775
Eastern Energy Gas Holdings
LLC ,
5.80%, 1/15/2035 25,000 25,926
5.65%, 10/15/2054 90,000 84,769
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029 100,000 94,720
Enbridge, Inc. ,
5.25%, 4/5/2027 25,000 25,209
4.60%, 6/20/2028 25,000 25,065
6.00%, 11/15/2028 50,000 51,884
4.20%, 11/20/2028 50,000 49,649
3.13%, 11/15/2029 75,000 71,483
4.90%, 6/20/2030 35,000 35,366
6.20%, 11/15/2030 80,000 84,715
4.50%, 2/15/2031 50,000 49,430
4.85%, 3/27/2031(b) 25,000 25,101
5.70%, 3/8/2033 105,000 108,768
5.63%, 4/5/2034(b) 131,000 135,125
5.55%, 6/20/2035 50,000 51,070
5.20%, 11/20/2035 50,000 49,814
5.45%, 3/27/2036 25,000 25,215
4.00%, 11/15/2049(b) 100,000 75,447
3.40%, 8/1/2051 15,000 10,062
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc.,
5.95%, 4/5/2054(b) 25,000 24,826
Energy Transfer LP ,
5.55%, 2/15/2028 50,000 50,956
5.25%, 7/1/2029 30,000 30,656
3.75%, 5/15/2030(b) 60,000 57,999
6.40%, 12/1/2030 40,000 42,733
5.75%, 2/15/2033 155,000 161,200
5.70%, 4/1/2035(b) 100,000 102,703
5.00%, 5/15/2044(f) 150,000 130,580
5.35%, 5/15/2045 200,000 178,793
5.30%, 4/15/2047 200,000 176,476
5.00%, 5/15/2050 200,000 165,975
5.95%, 5/15/2054(b) 40,000 37,507
6.05%, 9/1/2054(b) 50,000 47,608
Enterprise Products Operating
LLC ,
4.30%, 6/20/2028(b) 75,000 75,100
2.80%, 1/31/2030(b) 70,000 65,987
4.60%, 1/15/2031 135,000 135,220
5.35%, 1/31/2033(b) 70,000 72,201
4.85%, 1/31/2034 50,000 49,907
4.95%, 2/15/2035 50,000 49,846
6.13%, 10/15/2039(b) 85,000 90,438
4.45%, 2/15/2043 100,000 86,423
4.85%, 3/15/2044 100,000 90,255
4.25%, 2/15/2048 100,000 80,541
4.80%, 2/1/2049(b) 75,000 65,336
4.20%, 1/31/2050 59,000 46,894
3.70%, 1/31/2051(b) 75,000 54,240
3.20%, 2/15/2052 30,000 19,553
4.95%, 10/15/2054 50,000 43,850
5.55%, 2/16/2055(b) 45,000 43,287
EOG Resources, Inc. ,
4.40%, 7/15/2028 75,000 75,230
4.40%, 1/15/2031 25,000 24,822
5.35%, 1/15/2036(b) 75,000 76,112
4.95%, 4/15/2050(b) 60,000 53,059
5.65%, 12/1/2054(b) 25,000 24,348
5.95%, 7/15/2055(b) 35,000 35,540
EQT Corp. ,
3.90%, 10/1/2027(b) 300,000 296,343
5.75%, 2/1/2034 50,000 51,547
Equinor ASA ,
4.25%, 6/2/2028 50,000 50,121
3.13%, 4/6/2030 200,000 191,282
4.50%, 9/3/2030 25,000 25,133
5.13%, 6/3/2035 50,000 50,905
4.75%, 11/14/2035 25,000 24,615
3.70%, 4/6/2050 100,000 74,684
Expand Energy Corp. ,
5.70%, 1/15/2035 100,000 101,565
Exxon Mobil Corp. ,
3.48%, 3/19/2030 50,000 48,637
2.61%, 10/15/2030(b) 125,000 116,777
4.23%, 3/19/2040(b) 125,000 113,111
4.11%, 3/1/2046(b) 175,000 144,250
3.10%, 8/16/2049 50,000 33,738
4.33%, 3/19/2050(b) 101,000 83,981
3.45%, 4/15/2051 49,000 34,902
Hess Corp. ,
5.60%, 2/15/2041(b) 75,000 76,196

38 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan Energy
Partners LP ,
5.00%, 8/15/2042 100,000 90,130
Kinder Morgan, Inc. ,
5.00%, 2/1/2029(b) 60,000 60,904
5.10%, 8/1/2029 40,000 40,814
2.00%, 2/15/2031 50,000 44,241
5.20%, 6/1/2033(b) 90,000 91,489
5.40%, 2/1/2034(b) 75,000 76,705
5.30%, 12/1/2034 150,000 151,156
5.05%, 2/15/2046(b) 250,000 222,780
3.25%, 8/1/2050 50,000 32,474
3.60%, 2/15/2051(b) 100,000 69,070
5.95%, 8/1/2054(b) 25,000 24,803
Marathon Petroleum Corp. ,
5.70%, 3/1/2035(b) 50,000 51,330
6.50%, 3/1/2041 150,000 159,662
MPLX LP ,
4.00%, 3/15/2028(b) 100,000 99,194
2.65%, 8/15/2030 140,000 129,042
4.80%, 2/15/2031(b) 70,000 70,160
4.95%, 9/1/2032(b) 90,000 89,592
5.00%, 1/15/2033 50,000 49,633
5.00%, 3/1/2033 35,000 34,803
5.50%, 6/1/2034 60,000 60,618
5.40%, 4/1/2035 50,000 49,950
5.40%, 9/15/2035(b) 50,000 49,777
5.30%, 4/1/2036 25,000 24,642
4.50%, 4/15/2038 100,000 89,862
5.20%, 3/1/2047(b) 100,000 88,349
4.70%, 4/15/2048 75,000 60,960
5.50%, 2/15/2049(b) 50,000 45,192
6.20%, 9/15/2055(b) 40,000 39,477
6.10%, 4/1/2056(b) 25,000 24,308
Occidental Petroleum Corp. ,
5.38%, 1/1/2032(b) 70,000 71,049
5.55%, 10/1/2034(b) 55,000 55,933
6.45%, 9/15/2036(b) 50,000 53,425
4.20%, 3/15/2048 120,000 90,188
ONEOK Partners LP ,
6.13%, 2/1/2041 100,000 101,543
ONEOK, Inc. ,
4.55%, 7/15/2028 86,000 86,107
5.65%, 11/1/2028 100,000 102,668
4.35%, 3/15/2029 100,000 99,394
5.80%, 11/1/2030 75,000 78,057
4.75%, 10/15/2031 125,000 123,672
4.95%, 10/15/2032(b) 25,000 24,798
5.05%, 11/1/2034(b) 150,000 145,904
5.40%, 10/15/2035(b) 25,000 24,835
5.45%, 6/1/2047(b) 100,000 90,171
5.20%, 7/15/2048(b) 150,000 131,479
6.63%, 9/1/2053(b) 50,000 51,310
6.25%, 10/15/2055(b) 50,000 49,018
5.85%, 11/1/2064(b) 30,000 27,337
Ovintiv, Inc. ,
5.65%, 5/15/2028 60,000 61,614
6.25%, 7/15/2033 40,000 42,205
6.50%, 2/1/2038 25,000 26,192
7.10%, 7/15/2053 40,000 43,241
Phillips 66 ,
4.65%, 11/15/2034(b) 100,000 96,655
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Phillips 66,
5.88%, 5/1/2042 57,000 57,098
4.88%, 11/15/2044 100,000 86,870
Phillips 66 Co. ,
4.95%, 12/1/2027 40,000 40,380
5.25%, 6/15/2031(b) 75,000 76,880
4.95%, 3/15/2035(b) 75,000 73,847
4.90%, 10/1/2046 50,000 43,303
5.50%, 3/15/2055 25,000 22,916
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.17%), 6.20%,
3/15/2056(d) 25,000 24,888
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031(b) 200,000 180,238
Plains All American Pipeline
LP ,
3.55%, 12/15/2029 106,000 102,575
5.70%, 9/15/2034 50,000 51,073
5.95%, 6/15/2035 50,000 51,625
5.60%, 1/15/2036(b) 50,000 50,162
5.15%, 6/1/2042 100,000 89,730
Sabine Pass Liquefaction
LLC ,
4.50%, 5/15/2030(b) 150,000 148,911
Shell Finance US, Inc. ,
4.13%, 11/6/2030 50,000 49,509
4.75%, 1/6/2036 50,000 49,154
6.38%, 12/15/2038(b)(c) 250,000 274,945
4.55%, 8/12/2043(b) 50,000 44,004
4.38%, 5/11/2045 100,000 85,031
4.00%, 5/10/2046 100,000 79,343
3.75%, 9/12/2046 100,000 76,485
3.00%, 11/26/2051(c) 25,000 15,901
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034 45,000 44,692
6.18%, 10/1/2054 30,000 28,561
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 83,766
Suncor Energy, Inc. ,
7.15%, 2/1/2032(b) 100,000 110,637
5.95%, 12/1/2034 50,000 52,384
6.85%, 6/1/2039 70,000 76,669
Targa Resources Corp. ,
5.20%, 7/1/2027 60,000 60,471
4.35%, 1/15/2029 50,000 49,791
6.15%, 3/1/2029 35,000 36,465
4.90%, 9/15/2030 50,000 50,422
6.13%, 3/15/2033 100,000 105,758
5.50%, 2/15/2035 100,000 100,889
5.55%, 8/15/2035 50,000 50,427
5.65%, 2/15/2036 50,000 50,735
5.40%, 7/30/2036 50,000 49,635
6.25%, 7/1/2052 60,000 59,746
Targa Resources Partners LP ,
4.88%, 2/1/2031(b) 100,000 99,842
4.00%, 1/15/2032 25,000 23,693

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(b) 75,000 73,664
3.13%, 5/29/2050 125,000 82,646
3.39%, 6/29/2060 100,000 64,210
TotalEnergies Capital SA ,
5.15%, 4/5/2034(b) 50,000 51,135
5.49%, 4/5/2054(b) 64,000 61,436
5.28%, 9/10/2054 75,000 69,957
5.64%, 4/5/2064 50,000 47,979
5.43%, 9/10/2064(b) 50,000 46,490
TransCanada PipeLines Ltd. ,
4.25%, 5/15/2028 400,000 398,200
4.10%, 4/15/2030 100,000 98,092
4.63%, 3/1/2034(b) 100,000 96,776
5.85%, 3/15/2036(b) 150,000 156,100
6.10%, 6/1/2040 50,000 51,824
Valero Energy Corp. ,
2.80%, 12/1/2031 25,000 22,523
7.50%, 4/15/2032(b) 18,000 20,371
6.63%, 6/15/2037(b) 100,000 109,451
3.65%, 12/1/2051 50,000 33,938
Viper Energy Partners LLC ,
5.70%, 8/1/2035(b) 25,000 25,195
Western Midstream Operating
LP ,
4.05%, 2/1/2030(f) 104,000 100,992
4.80%, 3/1/2031 25,000 24,730
6.15%, 4/1/2033(b) 100,000 104,368
5.30%, 3/1/2048 70,000 59,167
Williams Cos., Inc. (The) ,
5.15%, 3/15/2034 150,000 150,193
5.60%, 3/15/2035 50,000 51,098
5.30%, 9/30/2035 50,000 49,953
5.15%, 3/15/2036 50,000 49,256
6.30%, 4/15/2040 100,000 105,831
5.80%, 11/15/2043 150,000 147,006
4.90%, 1/15/2045 75,000 65,605
5.80%, 11/15/2054(b) 100,000 96,226
5.95%, 3/15/2056(b) 45,000 44,288
18,947,576
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 59,629
Suzano Austria GmbH ,
5.00%, 1/15/2030 200,000 197,359
256,988
Passenger Airlines 0 .0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 20,308 18,146
Southwest Airlines Co. ,
4.38%, 11/15/2028 50,000 49,352
2.63%, 2/10/2030 50,000 45,750
5.25%, 11/15/2035(b) 50,000 46,930
160,178
Corporate Bonds
Principal
Amount ($) Value ($)
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
2.38%, 12/1/2029(b) 35,000 32,585
1.95%, 3/15/2031(b) 100,000 88,185
5.00%, 2/14/2034 75,000 74,635
3.13%, 12/1/2049 100,000 63,411
Kenvue, Inc. ,
5.05%, 3/22/2028 30,000 30,458
5.00%, 3/22/2030 30,000 30,541
4.85%, 5/22/2032 50,000 50,533
5.10%, 3/22/2043 60,000 56,666
5.05%, 3/22/2053 50,000 45,210
5.20%, 3/22/2063(b) 45,000 40,302
512,526
Pharmaceuticals 0 .9%
Astrazeneca Finance LLC ,
4.85%, 2/26/2029 75,000 76,294
4.90%, 2/26/2031 75,000 76,581
4.00%, 3/2/2031 25,000 24,566
4.30%, 3/2/2033 25,000 24,498
4.88%, 3/3/2033(b) 100,000 101,745
5.00%, 2/26/2034(b) 25,000 25,367
4.60%, 3/2/2036 25,000 24,500
AstraZeneca plc ,
4.00%, 1/17/2029 90,000 89,789
6.45%, 9/15/2037 200,000 223,516
4.00%, 9/18/2042 75,000 63,090
Bristol-Myers Squibb Co. ,
3.40%, 7/26/2029 200,000 194,812
5.75%, 2/1/2031(b) 75,000 79,198
5.10%, 2/22/2031(b) 230,000 236,428
2.95%, 3/15/2032(b) 140,000 128,317
5.90%, 11/15/2033 31,000 33,228
5.20%, 2/22/2034(b) 170,000 174,285
4.13%, 6/15/2039(b) 100,000 89,072
3.25%, 8/1/2042 50,000 37,586
5.50%, 2/22/2044 25,000 24,520
4.55%, 2/20/2048 45,000 38,061
4.25%, 10/26/2049 100,000 80,307
2.55%, 11/13/2050 100,000 58,443
3.70%, 3/15/2052 25,000 18,025
5.55%, 2/22/2054(b) 110,000 105,920
Eli Lilly & Co. ,
4.15%, 8/14/2027 75,000 75,094
4.00%, 10/15/2028(b) 95,000 94,895
4.50%, 2/9/2029(b) 75,000 75,749
4.20%, 8/14/2029(b) 65,000 65,062
4.75%, 2/12/2030(b) 50,000 50,906
4.25%, 3/15/2031(b) 75,000 74,641
4.90%, 2/12/2032(b) 50,000 51,111
4.70%, 2/27/2033 40,000 40,286
4.70%, 2/9/2034(b) 100,000 99,836
4.90%, 10/15/2035(b) 25,000 24,988
3.95%, 3/15/2049 25,000 19,621
2.25%, 5/15/2050(b) 175,000 98,633
4.88%, 2/27/2053(b) 40,000 35,735
5.00%, 2/9/2054(b) 85,000 77,424
5.50%, 2/12/2055(b) 50,000 49,010
5.55%, 10/15/2055(b) 25,000 24,678
2.50%, 9/15/2060 150,000 79,516
5.10%, 2/9/2064 75,000 67,465
5.20%, 8/14/2064(b) 50,000 45,455

40 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Eli Lilly & Co.,
5.65%, 10/15/2065 50,000 49,110
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(b) 25,000 24,873
4.50%, 4/15/2030 25,000 25,155
4.88%, 4/15/2035 25,000 24,901
6.38%, 5/15/2038 125,000 138,340
4.20%, 3/18/2043 50,000 43,272
Johnson & Johnson ,
0.95%, 9/1/2027(b) 300,000 288,428
4.80%, 6/1/2029 75,000 76,876
4.70%, 3/1/2030(b) 50,000 51,103
1.30%, 9/1/2030(b) 125,000 110,989
4.90%, 6/1/2031(b) 75,000 77,495
4.85%, 3/1/2032(b) 50,000 51,418
5.00%, 3/1/2035(b) 50,000 51,475
3.63%, 3/3/2037(b) 100,000 89,827
3.70%, 3/1/2046(b) 250,000 198,616
5.25%, 6/1/2054(b) 50,000 49,457
2.45%, 9/1/2060 75,000 40,195
Merck & Co., Inc. ,
1.70%, 6/10/2027(b) 170,000 165,541
1.90%, 12/10/2028(b) 130,000 123,086
3.40%, 3/7/2029(b) 125,000 122,583
3.85%, 3/15/2029(b) 30,000 29,782
4.30%, 5/17/2030 35,000 34,947
4.15%, 3/15/2031(b) 50,000 49,441
4.45%, 12/4/2032(b) 25,000 24,829
4.50%, 5/17/2033(b) 35,000 34,898
4.95%, 9/15/2035 50,000 50,095
4.75%, 12/4/2035(b) 30,000 29,437
3.90%, 3/7/2039(b) 100,000 87,672
3.60%, 9/15/2042 50,000 39,694
4.90%, 5/17/2044(b) 40,000 36,694
3.70%, 2/10/2045 100,000 77,822
5.50%, 3/15/2046 40,000 39,187
4.00%, 3/7/2049 100,000 78,298
2.45%, 6/24/2050 62,000 35,896
2.75%, 12/10/2051 70,000 42,576
5.00%, 5/17/2053(b) 60,000 54,072
5.70%, 9/15/2055(b) 75,000 74,419
5.55%, 12/4/2055(b) 30,000 29,133
2.90%, 12/10/2061 25,000 14,270
5.15%, 5/17/2063 25,000 22,427
5.70%, 12/4/2065 50,000 48,577
Novartis Capital Corp. ,
3.90%, 11/5/2028(b) 50,000 49,755
4.10%, 3/16/2029 30,000 29,964
4.10%, 11/5/2030(b) 50,000 49,443
4.40%, 3/18/2031(b) 30,000 29,994
4.30%, 11/5/2032 50,000 49,273
4.60%, 3/18/2033 50,000 49,787
4.60%, 11/5/2035(b) 50,000 48,996
4.90%, 3/18/2036 55,000 54,868
4.40%, 5/6/2044 88,000 77,140
5.20%, 11/5/2045 25,000 23,917
4.00%, 11/20/2045(b) 100,000 82,128
2.75%, 8/14/2050 50,000 31,427
4.70%, 9/18/2054(b) 30,000 26,208
5.30%, 11/5/2055(b) 25,000 23,892
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028 300,000 301,781
4.65%, 5/19/2030(b) 175,000 176,328
4.75%, 5/19/2033(b) 95,000 94,638
5.11%, 5/19/2043 150,000 141,539
5.30%, 5/19/2053(b) 220,000 204,461
5.34%, 5/19/2063 150,000 136,249
Pfizer, Inc. ,
3.88%, 11/15/2027(b) 25,000 24,946
1.70%, 5/28/2030 140,000 125,861
4.20%, 11/15/2030(b) 35,000 34,757
4.50%, 11/15/2032(b) 50,000 49,590
4.88%, 11/15/2035 50,000 49,501
7.20%, 3/15/2039(b) 150,000 175,344
2.55%, 5/28/2040(b) 45,000 32,620
4.13%, 12/15/2046 100,000 80,521
4.00%, 3/15/2049 100,000 78,032
2.70%, 5/28/2050 65,000 39,866
5.60%, 11/15/2055(b) 25,000 24,493
5.70%, 11/15/2065 25,000 24,138
Royalty Pharma plc ,
2.20%, 9/2/2030(b) 50,000 45,034
4.45%, 3/25/2031(b) 25,000 24,669
5.20%, 9/25/2035(b) 25,000 24,673
3.55%, 9/2/2050 50,000 33,741
3.35%, 9/2/2051 50,000 32,398
5.90%, 9/2/2054(b) 50,000 48,004
Sanofi SA ,
3.75%, 11/3/2027 25,000 24,904
3.63%, 6/19/2028 96,000 94,972
3.80%, 11/3/2028 25,000 24,826
4.20%, 11/3/2032 25,000 24,540
Takeda Pharmaceutical Co.
Ltd. ,
5.30%, 7/5/2034 200,000 202,271
3.03%, 7/9/2040(b) 200,000 150,403
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046(b) 100,000 80,336
Viatris, Inc. ,
2.70%, 6/22/2030 50,000 45,300
4.00%, 6/22/2050 100,000 65,541
Wyeth LLC ,
6.50%, 2/1/2034(b) 106,000 117,087
Zoetis, Inc. ,
4.15%, 8/17/2028 50,000 49,845
3.90%, 8/20/2028 75,000 74,301
5.00%, 8/17/2035 50,000 49,593
3.00%, 5/15/2050 150,000 96,573
9,645,627
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030(b) 25,000 21,960
4.75%, 5/8/2032 50,000 50,513
4.45%, 9/9/2034(b) 50,000 49,024
Broadridge Financial
Solutions, Inc. ,
2.60%, 5/1/2031(b) 60,000 53,433
Concentrix Corp. ,
6.60%, 8/2/2028(b) 50,000 49,695

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Equifax, Inc. ,
5.10%, 12/15/2027 20,000 20,200
5.10%, 6/1/2028 40,000 40,510
4.80%, 9/15/2029(b) 40,000 40,235
2.35%, 9/15/2031(b) 50,000 43,827
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028(b) 100,000 103,776
Jacobs Solutions, Inc. ,
4.75%, 3/3/2031 25,000 24,650
5.38%, 3/3/2036 25,000 24,381
Paychex, Inc. ,
5.10%, 4/15/2030(b) 50,000 50,448
5.35%, 4/15/2032(b) 50,000 50,252
5.60%, 4/15/2035(b) 75,000 75,324
UL Solutions, Inc. ,
6.50%, 10/20/2028 25,000 26,161
Verisk Analytics, Inc. ,
5.25%, 3/15/2035(b) 25,000 24,786
3.63%, 5/15/2050 60,000 41,861
791,036
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
4.80%, 6/15/2030(b) 25,000 25,051
4.90%, 1/15/2033 25,000 24,653
5.95%, 8/15/2034 25,000 26,025
5.50%, 6/15/2035(b) 25,000 25,230
Jones Lang LaSalle, Inc. ,
6.88%, 12/1/2028(b) 25,000 26,394
127,353
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 50,000 50,438
5.25%, 3/15/2035(b) 75,000 73,878
AvalonBay Communities, Inc. ,
1.90%, 12/1/2028 50,000 47,032
2.30%, 3/1/2030 76,000 70,046
4.35%, 12/1/2030 25,000 24,728
2.45%, 1/15/2031(b) 210,000 190,958
Camden Property Trust ,
2.80%, 5/15/2030 80,000 74,704
4.90%, 2/28/2036(b) 25,000 24,247
ERP Operating LP ,
4.65%, 9/15/2034(b) 25,000 24,365
4.50%, 7/1/2044 100,000 86,814
Essential Properties LP ,
2.95%, 7/15/2031(b) 50,000 45,038
Essex Portfolio LP ,
4.00%, 3/1/2029(b) 100,000 98,412
3.00%, 1/15/2030 75,000 70,659
5.50%, 4/1/2034 50,000 50,627
4.88%, 2/15/2036 25,000 24,029
Invitation Homes Operating
Partnership LP ,
4.15%, 4/15/2032(b) 100,000 93,871
4.95%, 1/15/2033 25,000 24,414
Mid-America Apartments LP ,
2.75%, 3/15/2030 50,000 46,834
5.30%, 2/15/2032 25,000 25,700
4.65%, 1/15/2033 25,000 24,553
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Mid-America Apartments LP,
5.00%, 3/15/2034(b) 25,000 24,836
Store Capital LLC ,
2.70%, 12/1/2031(b) 50,000 43,509
Sun Communities Operating
LP ,
2.70%, 7/15/2031 30,000 26,835
4.20%, 4/15/2032(b) 30,000 28,562
UDR, Inc. ,
3.00%, 8/15/2031 100,000 91,540
1.90%, 3/15/2033 55,000 45,004
1,431,633
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.05%, 7/1/2030 59,000 57,404
2.50%, 8/16/2031(b) 100,000 89,006
5.50%, 2/15/2034 25,000 25,354
Federal Realty OP LP ,
3.50%, 6/1/2030 125,000 119,385
Kimco Realty OP LLC ,
2.25%, 12/1/2031 25,000 22,015
4.45%, 9/1/2047(b) 150,000 124,320
NNN REIT, Inc. ,
2.50%, 4/15/2030 100,000 92,040
4.60%, 2/15/2031 25,000 24,849
5.60%, 10/15/2033 25,000 25,727
5.50%, 6/15/2034 25,000 25,380
3.50%, 4/15/2051 40,000 27,674
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 50,000 44,280
4.95%, 1/15/2035(b) 25,000 24,214
Realty Income Corp. ,
4.70%, 12/15/2028 40,000 40,225
3.95%, 2/1/2029 25,000 24,710
4.75%, 2/15/2029 25,000 25,244
3.40%, 1/15/2030 125,000 119,870
3.25%, 1/15/2031(b) 65,000 61,120
5.63%, 10/13/2032 45,000 46,921
2.85%, 12/15/2032 125,000 110,867
4.50%, 2/1/2033 25,000 24,372
1.80%, 3/15/2033(b) 55,000 45,358
4.90%, 7/15/2033 60,000 59,839
5.13%, 2/15/2034(b) 25,000 25,168
Regency Centers LP ,
3.70%, 6/15/2030(b) 300,000 291,071
1,576,413
Semiconductors & Semiconductor Equipment 0 .6%
Advanced Micro Devices, Inc. ,
4.32%, 3/24/2028(b) 25,000 25,158
3.92%, 6/1/2032(b) 75,000 73,139
4.39%, 6/1/2052(b) 50,000 41,464
Analog Devices, Inc. ,
4.25%, 6/15/2028 75,000 75,119
4.50%, 6/15/2030 50,000 50,158
2.10%, 10/1/2031 52,000 45,879
5.05%, 4/1/2034(b) 25,000 25,504
2.80%, 10/1/2041 100,000 71,693
5.30%, 4/1/2054 25,000 23,727

42 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc. ,
2.75%, 6/1/2050 85,000 53,632
Broadcom, Inc. ,
5.05%, 7/12/2027 27,000 27,277
4.00%, 4/15/2029(c) 95,000 94,058
4.75%, 4/15/2029 100,000 101,116
5.05%, 7/12/2029(b) 75,000 76,551
4.60%, 7/15/2030 75,000 75,373
4.20%, 10/15/2030 30,000 29,651
4.15%, 11/15/2030 121,000 119,111
2.45%, 2/15/2031 200,000 181,638
4.15%, 4/15/2032(c) 80,000 77,400
4.90%, 7/15/2032 125,000 126,092
4.60%, 1/15/2033 25,000 24,619
2.60%, 2/15/2033(b) 260,000 227,335
3.42%, 4/15/2033 84,000 76,812
3.47%, 4/15/2034 700,000 630,307
5.20%, 7/15/2035 125,000 125,975
4.80%, 2/15/2036 50,000 48,747
4.93%, 5/15/2037(b)(c) 113,000 109,601
3.50%, 2/15/2041 100,000 79,781
Intel Corp. ,
3.15%, 5/11/2027 300,000 295,732
4.88%, 2/10/2028 110,000 110,774
1.60%, 8/12/2028(b) 75,000 70,276
4.00%, 8/5/2029(b) 60,000 58,993
2.45%, 11/15/2029(b) 150,000 139,367
3.90%, 3/25/2030 50,000 48,467
5.00%, 2/21/2031 30,000 30,267
2.00%, 8/12/2031(b) 25,000 21,632
4.15%, 8/5/2032(b) 100,000 95,337
5.15%, 2/21/2034(b) 40,000 39,891
2.80%, 8/12/2041 30,000 20,606
5.63%, 2/10/2043 45,000 42,608
4.10%, 5/11/2047(b) 300,000 223,831
3.25%, 11/15/2049 100,000 63,180
5.70%, 2/10/2053(b) 120,000 110,492
3.10%, 2/15/2060 200,000 110,483
5.90%, 2/10/2063(b) 110,000 102,038
KLA Corp. ,
4.65%, 7/15/2032(b) 50,000 50,222
4.70%, 2/1/2034(b) 25,000 24,778
3.30%, 3/1/2050 70,000 47,677
5.25%, 7/15/2062(b) 75,000 68,413
Lam Research Corp. ,
4.00%, 3/15/2029(b) 94,000 93,441
1.90%, 6/15/2030(b) 90,000 81,400
4.88%, 3/15/2049(b) 75,000 67,157
Microchip Technology, Inc. ,
4.90%, 3/15/2028 50,000 50,303
5.05%, 3/15/2029(b) 50,000 50,726
5.05%, 2/15/2030 50,000 50,433
Micron Technology, Inc. ,
5.30%, 1/15/2031(b) 40,000 41,869
2.70%, 4/15/2032(b) 100,000 90,216
5.80%, 1/15/2035(b) 125,000 133,092
6.05%, 11/1/2035(b) 50,000 53,952
3.37%, 11/1/2041(b) 25,000 19,395
NVIDIA Corp. ,
2.85%, 4/1/2030(b) 110,000 104,429
2.00%, 6/15/2031 50,000 44,786
3.50%, 4/1/2050(b) 130,000 95,875
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV ,
4.30%, 8/19/2028 25,000 24,879
4.30%, 6/18/2029 25,000 24,780
3.40%, 5/1/2030(b) 35,000 33,366
2.50%, 5/11/2031(b) 90,000 80,786
2.65%, 2/15/2032 40,000 35,282
4.85%, 8/19/2032 25,000 24,660
5.00%, 1/15/2033 10,000 9,952
5.25%, 8/19/2035(b) 50,000 49,849
3.25%, 5/11/2041 45,000 33,112
3.25%, 11/30/2051 30,000 19,228
QUALCOMM, Inc. ,
2.15%, 5/20/2030(b) 80,000 73,226
4.50%, 5/20/2030 50,000 50,292
1.65%, 5/20/2032(b) 90,000 76,227
5.40%, 5/20/2033 25,000 26,016
5.00%, 5/20/2035(b) 50,000 49,924
4.30%, 5/20/2047 100,000 81,174
4.50%, 5/20/2052(b) 90,000 73,731
6.00%, 5/20/2053(b) 100,000 101,709
Texas Instruments, Inc. ,
4.60%, 2/8/2029(b) 25,000 25,325
2.25%, 9/4/2029 50,000 46,870
4.50%, 5/23/2030 50,000 50,230
3.65%, 8/16/2032(b) 40,000 38,063
4.90%, 3/14/2033 20,000 20,341
4.85%, 2/8/2034 25,000 25,226
4.15%, 5/15/2048(b) 50,000 40,517
2.70%, 9/15/2051 50,000 30,007
5.00%, 3/14/2053(b) 20,000 18,040
5.15%, 2/8/2054(b) 75,000 69,488
5.05%, 5/18/2063(b) 45,000 39,537
TSMC Arizona Corp. ,
4.50%, 4/22/2052(b) 200,000 186,589
6,927,481
Software 0 .7%
Adobe, Inc. ,
4.80%, 4/4/2029(b) 25,000 25,407
2.30%, 2/1/2030(b) 50,000 46,223
4.95%, 4/4/2034 25,000 25,034
AppLovin Corp. ,
5.13%, 12/1/2029(b) 75,000 75,435
5.38%, 12/1/2031 25,000 25,245
5.50%, 12/1/2034(b) 55,000 54,545
Atlassian Corp. ,
5.50%, 5/15/2034(b) 25,000 24,481
Autodesk, Inc. ,
2.40%, 12/15/2031(b) 30,000 26,323
5.30%, 6/15/2035(b) 35,000 35,045
Cadence Design Systems,
Inc. ,
4.20%, 9/10/2027 35,000 34,971
4.30%, 9/10/2029(b) 50,000 49,842
4.70%, 9/10/2034(b) 25,000 24,544
Intuit, Inc. ,
5.13%, 9/15/2028(b) 75,000 76,446
5.20%, 9/15/2033(b) 75,000 76,301
5.50%, 9/15/2053(b) 47,000 43,230
Microsoft Corp. ,
3.50%, 2/12/2035(b) 175,000 162,911
3.45%, 8/8/2036(b) 164,000 147,831

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Microsoft Corp.,
2.53%, 6/1/2050 436,000 261,428
2.92%, 3/17/2052 275,000 176,860
2.68%, 6/1/2060 200,000 111,706
3.04%, 3/17/2062 100,000 60,758
Oracle Corp. ,
3.25%, 11/15/2027 300,000 292,762
4.80%, 8/3/2028(b) 150,000 150,064
4.55%, 2/4/2029(b) 125,000 123,420
6.15%, 11/9/2029 65,000 67,024
2.95%, 4/1/2030 175,000 159,747
4.65%, 5/6/2030(b) 55,000 53,754
3.25%, 5/15/2030(b) 50,000 46,218
4.45%, 9/26/2030(b) 150,000 144,552
4.95%, 2/4/2031(b) 125,000 122,305
2.88%, 3/25/2031(b) 125,000 111,024
5.25%, 2/3/2032 70,000 68,751
4.80%, 9/26/2032(b) 190,000 180,946
5.35%, 5/4/2033 125,000 121,685
4.70%, 9/27/2034(b) 100,000 91,262
5.20%, 9/26/2035(b) 150,000 140,699
5.70%, 2/4/2036 65,000 62,497
3.80%, 11/15/2037(b) 200,000 158,829
3.60%, 4/1/2040(b) 300,000 217,493
5.88%, 9/26/2045(b) 240,000 207,058
6.55%, 2/4/2046 150,000 139,943
3.60%, 4/1/2050 400,000 241,491
6.90%, 11/9/2052 180,000 169,943
5.55%, 2/6/2053 130,000 103,722
5.38%, 9/27/2054 95,000 73,485
5.95%, 9/26/2055(b) 120,000 100,953
6.70%, 2/4/2056 150,000 139,216
3.85%, 4/1/2060 250,000 147,119
4.10%, 3/25/2061 150,000 92,236
6.85%, 2/4/2066 150,000 137,898
Roper Technologies, Inc. ,
4.20%, 9/15/2028 82,000 81,495
4.50%, 10/15/2029 25,000 24,855
4.45%, 9/15/2030 25,000 24,620
1.75%, 2/15/2031(b) 95,000 82,012
4.75%, 2/15/2032 50,000 49,408
4.90%, 10/15/2034(b) 25,000 24,138
5.10%, 9/15/2035(b) 25,000 24,309
Salesforce, Inc. ,
4.50%, 3/15/2028 125,000 125,032
3.70%, 4/11/2028(b) 200,000 197,742
4.65%, 3/15/2029 125,000 125,259
4.90%, 9/15/2031 125,000 124,823
5.20%, 3/15/2033 100,000 99,829
5.55%, 3/15/2036 125,000 124,611
2.70%, 7/15/2041 100,000 68,104
6.40%, 3/15/2046 100,000 100,692
2.90%, 7/15/2051 90,000 52,716
6.55%, 3/15/2056 125,000 125,434
6.70%, 3/15/2066 50,000 50,821
ServiceNow, Inc. ,
1.40%, 9/1/2030(b) 70,000 60,738
Synopsys, Inc. ,
4.65%, 4/1/2028(b) 65,000 65,238
4.85%, 4/1/2030(b) 75,000 75,552
5.00%, 4/1/2032(b) 125,000 126,085
5.15%, 4/1/2035(b) 170,000 170,325
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Synopsys, Inc.,
5.70%, 4/1/2055(b) 35,000 33,463
VMware LLC ,
4.70%, 5/15/2030(b) 150,000 150,919
Workday, Inc. ,
3.80%, 4/1/2032(b) 45,000 41,772
7,660,654
Specialized REITs 0 .2%
American Tower Corp. ,
5.50%, 3/15/2028(b) 60,000 61,046
5.25%, 7/15/2028 40,000 40,693
5.80%, 11/15/2028(b) 85,000 87,657
3.95%, 3/15/2029(b) 150,000 147,519
2.90%, 1/15/2030(b) 110,000 103,244
4.90%, 3/15/2030(b) 50,000 50,452
1.88%, 10/15/2030 165,000 145,623
2.30%, 9/15/2031(b) 95,000 83,635
5.90%, 11/15/2033 100,000 104,734
5.40%, 1/31/2035 25,000 25,226
5.35%, 3/15/2035 25,000 25,162
Crown Castle, Inc. ,
5.00%, 1/11/2028(b) 65,000 65,466
3.80%, 2/15/2028 150,000 147,853
3.10%, 11/15/2029 160,000 151,002
2.25%, 1/15/2031(b) 92,000 81,251
5.10%, 5/1/2033 35,000 34,505
5.20%, 9/1/2034(b) 50,000 49,434
4.75%, 5/15/2047 100,000 83,091
CubeSmart LP ,
2.00%, 2/15/2031 50,000 43,862
2.50%, 2/15/2032(b) 50,000 43,812
EPR Properties ,
4.95%, 4/15/2028 200,000 199,732
4.75%, 11/15/2030 25,000 24,400
Equinix, Inc. ,
2.00%, 5/15/2028 30,000 28,559
3.20%, 11/18/2029 30,000 28,563
2.50%, 5/15/2031 65,000 58,017
2.95%, 9/15/2051 100,000 60,856
3.40%, 2/15/2052 25,000 16,482
Extra Space Storage LP ,
5.50%, 7/1/2030(b) 50,000 51,290
2.40%, 10/15/2031(b) 65,000 56,856
2.35%, 3/15/2032 40,000 34,322
5.40%, 2/1/2034 25,000 25,205
5.35%, 1/15/2035 25,000 25,083
5.40%, 6/15/2035 50,000 50,124
Public Storage Operating Co. ,
5.13%, 1/15/2029 30,000 30,712
4.38%, 7/1/2030(b) 50,000 49,934
5.10%, 8/1/2033(b) 74,000 75,571
5.00%, 7/1/2035(b) 40,000 40,070
5.35%, 8/1/2053(b) 25,000 23,577
Weyerhaeuser Co. ,
7.38%, 3/15/2032(b) 118,000 131,536
2,586,156
Specialty Retail 0 .3%
AutoNation, Inc. ,
4.45%, 1/15/2029 25,000 24,792
2.40%, 8/1/2031(b) 90,000 78,636

44 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
AutoNation, Inc.,
3.85%, 3/1/2032(b) 30,000 27,894
AutoZone, Inc. ,
6.25%, 11/1/2028(b) 25,000 26,095
4.00%, 4/15/2030 100,000 97,592
5.13%, 6/15/2030 25,000 25,430
4.75%, 8/1/2032 40,000 39,616
4.75%, 2/1/2033(b) 50,000 49,236
5.20%, 8/1/2033(b) 25,000 25,267
6.55%, 11/1/2033 25,000 27,210
Best Buy Co., Inc. ,
1.95%, 10/1/2030 25,000 22,278
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 35,414
Home Depot, Inc. (The) ,
4.88%, 6/25/2027(b) 65,000 65,627
0.90%, 3/15/2028 130,000 122,482
3.90%, 12/6/2028 50,000 49,801
2.95%, 6/15/2029 186,000 178,951
3.95%, 9/15/2030 40,000 39,479
1.38%, 3/15/2031(b) 75,000 64,804
4.85%, 6/25/2031(b) 85,000 86,891
3.25%, 4/15/2032(b) 100,000 93,342
4.65%, 9/15/2035(b) 50,000 48,747
5.88%, 12/16/2036(b) 125,000 133,068
5.95%, 4/1/2041 50,000 52,623
4.20%, 4/1/2043 50,000 42,234
4.40%, 3/15/2045 100,000 84,799
4.25%, 4/1/2046(b) 100,000 82,670
4.50%, 12/6/2048 100,000 83,950
3.35%, 4/15/2050(b) 60,000 41,411
2.38%, 3/15/2051 50,000 28,000
2.75%, 9/15/2051 50,000 30,109
3.63%, 4/15/2052 140,000 99,929
5.30%, 6/25/2054(b) 75,000 70,102
Lowe's Cos., Inc. ,
3.35%, 4/1/2027 60,000 59,528
3.95%, 10/15/2027(b) 75,000 74,742
1.70%, 9/15/2028 80,000 75,183
4.00%, 10/15/2028 75,000 74,380
6.50%, 3/15/2029 236,000 249,079
1.70%, 10/15/2030 75,000 66,085
4.25%, 3/15/2031 75,000 73,608
3.75%, 4/1/2032(b) 45,000 42,581
4.50%, 10/15/2032(b) 75,000 73,711
5.15%, 7/1/2033 50,000 50,572
4.85%, 10/15/2035(b) 75,000 73,037
2.80%, 9/15/2041(b) 60,000 42,252
4.05%, 5/3/2047 100,000 76,694
3.00%, 10/15/2050 95,000 58,697
4.25%, 4/1/2052(b) 65,000 49,820
5.63%, 4/15/2053(b) 75,000 70,903
5.85%, 4/1/2063(b) 110,000 105,294
O'Reilly Automotive, Inc. ,
4.70%, 6/15/2032 100,000 99,321
5.00%, 8/19/2034 25,000 24,723
5.10%, 3/12/2036 25,000 24,673
Tractor Supply Co. ,
1.75%, 11/1/2030(b) 55,000 48,484
5.25%, 5/15/2033(b) 20,000 20,306
3,512,152
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals 0 .3%
Apple, Inc. ,
3.20%, 5/11/2027(b) 300,000 297,794
4.00%, 5/10/2028 60,000 60,072
3.25%, 8/8/2029(b) 100,000 97,673
2.20%, 9/11/2029(b) 235,000 221,567
1.65%, 5/11/2030 300,000 272,088
1.25%, 8/20/2030(b) 300,000 265,687
3.35%, 8/8/2032(b) 150,000 142,826
3.85%, 5/4/2043 225,000 186,010
4.38%, 5/13/2045 155,000 135,647
4.65%, 2/23/2046(b) 285,000 256,134
2.65%, 5/11/2050 150,000 91,781
2.40%, 8/20/2050(b) 100,000 57,704
2.65%, 2/8/2051 125,000 75,650
2.70%, 8/5/2051 50,000 30,622
2.55%, 8/20/2060 200,000 106,576
2.80%, 2/8/2061 60,000 34,252
2.85%, 8/5/2061 50,000 28,941
Dell International LLC ,
4.15%, 2/15/2029 75,000 74,376
4.35%, 2/1/2030 25,000 24,745
5.00%, 4/1/2030(b) 30,000 30,361
4.50%, 2/15/2031 75,000 74,114
5.30%, 4/1/2032(b) 50,000 50,776
4.75%, 10/6/2032(b) 75,000 73,934
5.75%, 2/1/2033(b) 60,000 62,362
4.85%, 2/1/2035(b) 75,000 72,566
5.50%, 4/1/2035(b) 50,000 50,582
5.10%, 2/15/2036(b) 75,000 73,335
3.38%, 12/15/2041(b) 100,000 74,557
3.45%, 12/15/2051(b) 55,000 37,223
Hewlett Packard Enterprise
Co. ,
4.05%, 9/15/2027(b) 75,000 74,514
4.40%, 9/25/2027 75,000 74,889
4.50%, 3/23/2028(b) 25,000 25,002
5.25%, 7/1/2028(b) 20,000 20,302
4.40%, 10/15/2030 75,000 73,637
4.85%, 10/15/2031 40,000 39,730
5.25%, 4/1/2033 25,000 24,852
5.00%, 10/15/2034 85,000 82,279
6.35%, 10/15/2045(b)(f) 50,000 49,919
5.60%, 10/15/2054(b) 60,000 53,560
HP, Inc. ,
4.75%, 1/15/2028 30,000 30,131
4.00%, 4/15/2029(b) 60,000 58,953
5.40%, 4/25/2030 25,000 25,525
2.65%, 6/17/2031 50,000 44,468
5.50%, 1/15/2033(b) 60,000 60,744
6.10%, 4/25/2035 25,000 26,011
6.00%, 9/15/2041(b) 25,000 24,708
NetApp, Inc. ,
5.70%, 3/17/2035(b) 50,000 50,937
3,900,116
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 377,795
3.88%, 11/1/2045(b) 100,000 78,262

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Textiles, Apparel & Luxury Goods
PVH Corp. ,
5.50%, 6/13/2030(b) 25,000 25,186
481,243
Tobacco 0 .3%
Altria Group, Inc. ,
6.20%, 11/1/2028 25,000 26,075
4.80%, 2/14/2029 225,000 226,820
4.50%, 8/6/2030(b) 25,000 24,892
5.80%, 2/14/2039 150,000 150,592
4.50%, 5/2/2043 175,000 145,390
5.38%, 1/31/2044 95,000 88,029
5.95%, 2/14/2049(b) 100,000 96,955
3.70%, 2/4/2051 70,000 48,185
BAT Capital Corp. ,
4.70%, 4/2/2027(b) 100,000 100,221
3.56%, 8/15/2027 198,000 195,827
2.26%, 3/25/2028(b) 85,000 81,583
6.34%, 8/2/2030(b) 75,000 80,061
4.74%, 3/16/2032(b) 70,000 69,762
5.35%, 8/15/2032(b) 25,000 25,653
4.63%, 3/22/2033(b) 30,000 29,358
6.42%, 8/2/2033(b) 90,000 97,606
6.00%, 2/20/2034(b) 25,000 26,424
5.63%, 8/15/2035(b) 50,000 51,423
4.39%, 8/15/2037 125,000 113,567
4.54%, 8/15/2047 100,000 81,193
4.76%, 9/6/2049(b) 100,000 82,915
5.65%, 3/16/2052(b) 70,000 64,845
BAT International Finance plc ,
5.93%, 2/2/2029 100,000 103,738
Philip Morris International,
Inc. ,
5.13%, 11/17/2027 90,000 91,207
4.88%, 2/15/2028(b) 25,000 25,256
5.25%, 9/7/2028(b) 25,000 25,637
3.88%, 10/27/2028 40,000 39,661
4.88%, 2/13/2029(b) 50,000 50,745
4.63%, 11/1/2029 50,000 50,440
5.63%, 11/17/2029(b) 70,000 72,756
5.13%, 2/15/2030(b) 100,000 102,034
5.50%, 9/7/2030 25,000 25,961
4.00%, 10/29/2030 50,000 48,941
5.13%, 2/13/2031 100,000 102,278
4.75%, 11/1/2031 25,000 25,114
4.25%, 10/29/2032(b) 50,000 48,436
5.75%, 11/17/2032 80,000 84,217
5.38%, 2/15/2033 125,000 128,468
5.63%, 9/7/2033 25,000 26,084
5.25%, 2/13/2034(b) 75,000 76,373
4.90%, 11/1/2034 50,000 49,732
4.63%, 10/29/2035 50,000 48,098
6.38%, 5/16/2038(b) 85,000 92,650
3.88%, 8/21/2042 100,000 80,249
4.25%, 11/10/2044 60,000 49,693
Reynolds American, Inc. ,
5.70%, 8/15/2035 120,000 123,344
5.85%, 8/15/2045(b) 75,000 72,636
3,551,124
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
2.10%, 9/1/2028(b) 100,000 94,037
3.25%, 10/1/2029(b) 250,000 237,240
2.88%, 1/15/2032(b) 60,000 53,141
GATX Corp. ,
4.90%, 3/15/2033 145,000 142,423
6.90%, 5/1/2034 25,000 27,408
5.50%, 6/15/2035 25,000 25,206
6.05%, 6/5/2054(b) 50,000 49,648
WW Grainger, Inc. ,
3.75%, 5/15/2046 100,000 77,372
706,475
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032 60,000 59,058
5.15%, 3/1/2034(b) 50,000 50,825
5.25%, 3/1/2035(b) 75,000 76,206
5.20%, 4/1/2036 25,000 25,051
4.30%, 9/1/2045 150,000 124,677
5.45%, 3/1/2054 25,000 23,695
5.70%, 9/1/2055(b) 50,000 48,919
Essential Utilities, Inc. ,
4.80%, 8/15/2027 25,000 25,095
3.35%, 4/15/2050 150,000 99,301
532,827
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035(b) 100,000 108,442
6.13%, 3/30/2040 150,000 156,360
Rogers Communications, Inc. ,
5.30%, 2/15/2034 50,000 49,782
4.50%, 3/15/2042(b) 70,000 59,030
4.50%, 3/15/2043 100,000 82,782
5.00%, 3/15/2044 55,000 48,250
4.55%, 3/15/2052(b) 80,000 63,187
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 400,000 397,524
4.95%, 3/15/2028(b) 85,000 85,883
4.80%, 7/15/2028(b) 30,000 30,287
3.38%, 4/15/2029 75,000 72,684
2.55%, 2/15/2031(b) 200,000 181,743
2.70%, 3/15/2032 80,000 71,164
5.13%, 5/15/2032 50,000 50,718
4.63%, 1/15/2033(b) 60,000 58,905
5.05%, 7/15/2033(b) 100,000 100,693
5.15%, 4/15/2034(b) 25,000 25,183
4.70%, 1/15/2035 75,000 72,539
5.30%, 5/15/2035 75,000 75,620
4.95%, 11/15/2035(b) 75,000 73,632
5.00%, 2/15/2036(b) 75,000 73,869
4.38%, 4/15/2040 125,000 109,877
4.50%, 4/15/2050 100,000 80,741
3.30%, 2/15/2051 75,000 49,086
3.40%, 10/15/2052 25,000 16,372
5.65%, 1/15/2053 125,000 118,216
5.75%, 1/15/2054(b) 80,000 76,755
6.00%, 6/15/2054(b) 100,000 99,001
5.25%, 6/15/2055 100,000 88,945
5.88%, 11/15/2055(b) 80,000 78,012
5.70%, 1/15/2056(b) 75,000 71,358

46 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
5.85%, 2/15/2056(b) 50,000 48,524
Vodafone Group plc ,
7.88%, 2/15/2030 106,000 118,556
5.25%, 5/30/2048(b) 47,000 42,325
4.25%, 9/17/2050 20,000 15,360
5.63%, 2/10/2053(b) 100,000 93,383
5.75%, 6/28/2054(b) 50,000 47,248
5.75%, 2/10/2063 100,000 92,837
3,184,873
Total Corporate Bonds
(cost $293,988,217)
274,574,010
Foreign Government Securities 1 .5%
CANADA 0 .3%
Canada Government Bond ,
3.75%, 4/26/2028 300,000 299,625
4.00%, 3/18/2030(b) 180,000 180,749
Export Development Canada ,
4.13%, 2/13/2029 500,000 503,475
4.00%, 6/20/2030 100,000 100,189
Province of Alberta ,
3.30%, 3/15/2028 500,000 494,288
Province of British Columbia ,
4.90%, 4/24/2029 200,000 205,377
4.75%, 6/12/2034(b) 250,000 254,013
4.80%, 6/11/2035(b) 115,000 116,863
Province of Manitoba ,
4.90%, 5/31/2034(b) 100,000 102,457
Province of Ontario ,
2.00%, 10/2/2029(b) 700,000 654,980
4.70%, 1/15/2030 35,000 35,843
5.05%, 4/24/2034(b) 150,000 155,856
4.85%, 6/11/2035(b) 160,000 163,680
Province of Quebec ,
7.50%, 9/15/2029 53,000 58,873
3.88%, 1/14/2031 45,000 44,608
4.25%, 9/5/2034(b) 200,000 196,218
4.63%, 8/28/2035(b) 150,000 150,385
3,717,479
CHILE 0 .1%
Republic of Chile ,
2.45%, 1/31/2031(b) 200,000 182,474
3.10%, 5/7/2041 200,000 151,322
3.50%, 1/25/2050(b) 250,000 178,463
5.33%, 1/5/2054(b) 328,290 309,577
821,836
HUNGARY 0 .0%
†
Hungary Government Bond ,
7.63%, 3/29/2041 60,000 67,937
INDONESIA 0 .1%
Republic of Indonesia ,
4.15%, 9/20/2027 200,000 199,161
3.50%, 1/11/2028 500,000 492,180
4.65%, 9/20/2032(b) 200,000 195,782
4.75%, 9/10/2034 200,000 192,239
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA
Republic of Indonesia
4.20%, 10/15/2050 200,000 154,805
3.05%, 3/12/2051 300,000 187,227
1,421,394
ISRAEL 0 .1%
State of Israel Government
Bond ,
3.25%, 1/17/2028 200,000 194,830
5.50%, 3/12/2034 250,000 253,149
3.38%, 1/15/2050 200,000 128,983
5.75%, 3/12/2054(b) 250,000 232,373
809,335
ITALY 0 .0%
†
Italian Republic Government
Bond ,
4.00%, 10/17/2049 200,000 152,207
JAPAN 0 .1%
Japan Bank for International
Cooperation ,
3.50%, 10/31/2028 400,000 395,054
1.88%, 4/15/2031 400,000 357,292
4.38%, 1/23/2036 200,000 196,239
Japan International
Cooperation Agency ,
4.00%, 5/23/2028 450,000 449,128
1,397,713
MEXICO 0 .3%
United Mexican States ,
4.50%, 4/22/2029(b) 300,000 297,669
2.66%, 5/24/2031(b) 500,000 441,325
5.85%, 7/2/2032 200,000 200,720
4.88%, 5/19/2033(b) 200,000 189,250
3.50%, 2/12/2034 250,000 212,875
6.35%, 2/9/2035 200,000 204,310
5.63%, 9/22/2035 200,000 193,500
6.88%, 5/13/2037(b) 300,000 314,250
6.63%, 1/29/2038 200,000 203,800
4.75%, 3/8/2044 200,000 160,270
5.55%, 1/21/2045 200,000 178,760
4.50%, 1/31/2050(b) 200,000 146,780
4.40%, 2/12/2052 200,000 141,680
6.40%, 5/7/2054 200,000 187,070
6.75%, 2/9/2056 200,000 194,120
3.77%, 5/24/2061 200,000 119,350
3,385,729
PANAMA 0 .1%
Republic of Panama ,
3.88%, 3/17/2028 200,000 196,316
2.25%, 9/29/2032 200,000 164,240
6.40%, 2/14/2035 200,000 207,564
4.50%, 4/1/2056 400,000 294,912
3.87%, 7/23/2060 200,000 129,908
992,940
PERU 0 .1%
Republic of Peru ,
2.78%, 1/23/2031 150,000 136,552

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 47
Foreign Government Securities
Principal
Amount ($) Value ($)
PERU
Republic of Peru
3.00%, 1/15/2034 125,000 106,669
5.50%, 3/30/2036 162,000 161,417
3.30%, 3/11/2041(b) 125,000 94,175
5.63%, 11/18/2050(b) 100,000 94,970
5.88%, 8/8/2054 125,000 120,344
6.20%, 6/30/2055(b) 75,000 75,210
3.60%, 1/15/2072 50,000 30,710
820,047
PHILIPPINES 0 .1%
Republic of Philippines ,
9.50%, 2/2/2030(b) 300,000 351,478
2.46%, 5/5/2030(b) 300,000 275,261
7.75%, 1/14/2031 200,000 224,485
6.38%, 10/23/2034 200,000 215,055
3.70%, 3/1/2041(b) 250,000 199,915
3.70%, 2/2/2042 200,000 159,015
3.20%, 7/6/2046 200,000 137,346
1,562,555
POLAND 0 .1%
Republic of Poland ,
4.88%, 10/4/2033 100,000 99,934
5.13%, 9/18/2034 250,000 251,228
5.38%, 2/12/2035 125,000 127,264
5.50%, 4/4/2053 125,000 115,705
5.50%, 3/18/2054 115,000 106,234
700,365
SOUTH KOREA 0 .1%
Export-Import Bank of Korea ,
3.88%, 1/13/2031 200,000 197,380
5.13%, 1/11/2033(b) 200,000 207,691
4.38%, 1/13/2036 200,000 195,363
Republic of Korea ,
4.13%, 6/10/2044(b) 250,000 224,050
824,484
SWEDEN 0 .0%
†
Svensk Exportkredit AB ,
4.13%, 6/14/2028 500,000 502,086
URUGUAY 0 .0%
†
Oriental Republic of Uruguay ,
4.38%, 10/27/2027 33,333 33,353
4.38%, 1/23/2031 100,000 99,660
5.75%, 10/28/2034 100,000 104,380
5.44%, 2/14/2037 25,000 25,504
5.10%, 6/18/2050 200,000 183,230
4.98%, 4/20/2055 100,000 88,390
5.25%, 9/10/2060 75,000 68,010
602,527
Total Foreign Government Securities
(cost $18,892,733)
17,778,634
Mortgage-Backed Securities 23 .8%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J18702
3.00%, 3/1/2027 6,971 6,931
Pool# J19106
3.00%, 5/1/2027 4,164 4,136
Pool# G14609
3.00%, 11/1/2027 39,498 39,168
Pool# C00566
7.50%, 12/1/2027 57 58
Pool# G15100
2.50%, 7/1/2028 21,149 20,855
Pool# C18271
7.00%, 11/1/2028 326 343
Pool# C00678
7.00%, 11/1/2028 99 104
Pool# C00836
7.00%, 7/1/2029 97 102
Pool# C31285
7.00%, 9/1/2029 192 201
Pool# G18536
2.50%, 1/1/2030 499,349 486,254
Pool# C37436
8.00%, 1/1/2030 322 335
Pool# C36429
7.00%, 2/1/2030 303 318
Pool# C36306
7.00%, 2/1/2030 198 209
Pool# C00921
7.50%, 2/1/2030 272 280
Pool# G01108
7.00%, 4/1/2030 72 76
Pool# U49055
3.00%, 6/1/2030 16,080 15,820
Pool# J32243
3.00%, 7/1/2030 157,040 153,900
Pool# C41561
8.00%, 8/1/2030 1,027 1,053
Pool# C01051
8.00%, 9/1/2030 438 454
Pool# C43550
7.00%, 10/1/2030 686 721
Pool# C44017
7.50%, 10/1/2030 236 239
Pool# C44957
8.00%, 11/1/2030 457 466
Pool# G18578
3.00%, 12/1/2030 70,921 69,349
Pool# C01103
7.50%, 12/1/2030 150 156
Pool# C46932
7.50%, 1/1/2031 358 363
Pool# G18587
3.00%, 2/1/2031 53,694 52,445
Pool# G18592
3.00%, 3/1/2031 59,188 57,768
Pool# C91366
4.50%, 4/1/2031 18,122 18,178
Pool# G18601
3.00%, 5/1/2031 34,831 34,008
Pool# G18605
3.00%, 6/1/2031 19,979 19,505
Pool# J34627
3.00%, 6/1/2031 5,446 5,315

48 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C91377
4.50%, 6/1/2031 9,836 9,868
Pool# C53324
7.00%, 6/1/2031 888 933
Pool# J35107
2.50%, 8/1/2031 35,650 34,413
Pool# G01309
7.00%, 8/1/2031 288 303
Pool# G01311
7.00%, 9/1/2031 1,773 1,864
Pool# C01222
7.00%, 9/1/2031 271 284
Pool# G01315
7.00%, 9/1/2031 67 70
Pool# J35522
2.50%, 10/1/2031 138,409 133,501
Pool# C60012
7.00%, 11/1/2031 281 295
Pool# C61298
8.00%, 11/1/2031 1,243 1,268
Pool# J35957
2.50%, 12/1/2031 214,493 206,914
Pool# C61105
7.00%, 12/1/2031 2,960 3,111
Pool# C63171
7.00%, 1/1/2032 1,626 1,709
Pool# D99004
3.50%, 3/1/2032 38,724 38,084
Pool# G30577
3.50%, 4/1/2032 80,791 79,018
Pool# G01391
7.00%, 4/1/2032 3,199 3,363
Pool# C01345
7.00%, 4/1/2032 1,425 1,498
Pool# C01370
8.00%, 4/1/2032 389 400
Pool# C01381
8.00%, 5/1/2032 5,741 6,013
Pool# C68290
7.00%, 6/1/2032 1,459 1,534
Pool# C68300
7.00%, 6/1/2032 401 421
Pool# D99266
3.50%, 7/1/2032 63,344 62,304
Pool# G01449
7.00%, 7/1/2032 2,086 2,192
Pool# C69908
7.00%, 8/1/2032 11,021 11,585
Pool# C91558
3.50%, 9/1/2032 12,091 11,851
Pool# G16407
2.50%, 1/1/2033 102,454 98,479
Pool# G16408
2.50%, 1/1/2033 77,574 74,597
Pool# G01536
7.00%, 3/1/2033 2,794 2,937
Pool# C01528
5.00%, 4/1/2033 17,264 17,452
Pool# G30646
3.00%, 5/1/2033 82,954 80,201
Pool# G30642
3.00%, 5/1/2033 42,023 40,596
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# K90535
3.00%, 5/1/2033 17,326 16,728
Pool# G18693
4.00%, 5/1/2033 24,043 23,930
Pool# G18696
3.50%, 7/1/2033 6,815 6,701
Pool# A16419
6.50%, 11/1/2033 9,958 10,306
Pool# A21356
6.50%, 4/1/2034 12,779 13,226
Pool# C01851
6.50%, 4/1/2034 11,801 12,213
Pool# A24301
6.50%, 5/1/2034 19,428 20,107
Pool# A22067
6.50%, 5/1/2034 7,394 7,653
Pool# G18737
3.50%, 6/1/2034 46,487 45,432
Pool# A24988
6.50%, 7/1/2034 7,637 7,904
Pool# G01741
6.50%, 10/1/2034 3,050 3,179
Pool# G08023
6.50%, 11/1/2034 6,838 7,089
Pool# G01947
7.00%, 5/1/2035 2,913 3,063
Pool# G08073
5.50%, 8/1/2035 30,893 31,918
Pool# A37135
5.50%, 9/1/2035 71,442 73,620
Pool# A47368
5.00%, 10/1/2035 45,022 45,492
Pool# A38531
5.50%, 10/1/2035 97,729 99,127
Pool# A38255
5.50%, 10/1/2035 55,059 56,738
Pool# G08088
6.50%, 10/1/2035 33,154 34,742
Pool# A39759
5.50%, 11/1/2035 3,107 3,202
Pool# A40376
5.50%, 12/1/2035 1,232 1,240
Pool# A42305
5.50%, 1/1/2036 4,198 4,327
Pool# A41548
7.00%, 1/1/2036 4,936 5,188
Pool# G08111
5.50%, 2/1/2036 45,935 47,459
Pool# A43885
5.50%, 3/1/2036 129,094 130,681
Pool# A43886
5.50%, 3/1/2036 63,288 63,677
Pool# A43884
5.50%, 3/1/2036 49,596 50,808
Pool# A43861
5.50%, 3/1/2036 25,945 26,553
Pool# A48378
5.50%, 3/1/2036 25,163 25,317
Pool# G08116
5.50%, 3/1/2036 10,110 10,446
Pool# A48735
5.50%, 5/1/2036 5,345 5,470

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A53039
6.50%, 10/1/2036 34,985 36,508
Pool# G05254
5.00%, 1/1/2037 31,601 31,924
Pool# G04331
5.00%, 2/1/2037 31,710 32,041
Pool# G05941
6.00%, 2/1/2037 156,168 163,530
Pool# G03620
6.50%, 10/1/2037 1,203 1,261
Pool# G03721
6.00%, 12/1/2037 15,093 15,850
Pool# G03969
6.00%, 2/1/2038 16,992 17,845
Pool# C91982
3.50%, 3/1/2038 58,796 56,550
Pool# G04913
5.00%, 3/1/2038 58,450 59,144
Pool# G05299
4.50%, 6/1/2038 50,531 50,072
Pool# G04581
6.50%, 8/1/2038 29,939 31,183
Pool# C92013
3.50%, 9/1/2038 144,000 138,724
Pool# A81674
6.00%, 9/1/2038 99,008 103,704
Pool# G05459
5.50%, 5/1/2039 459,436 472,748
Pool# G05535
4.50%, 7/1/2039 163,846 162,355
Pool# A89500
4.50%, 10/1/2039 14,795 14,661
Pool# A91165
5.00%, 2/1/2040 655,348 663,146
Pool# G60342
4.50%, 5/1/2042 165,227 163,723
Pool# G60195
4.00%, 6/1/2042 218,701 211,453
Pool# Q08977
4.00%, 6/1/2042 52,500 50,672
Pool# Q09824
4.00%, 8/1/2042 29,497 28,527
Pool# Q11087
4.00%, 9/1/2042 21,295 20,509
Pool# G07158
3.50%, 10/1/2042 119,960 113,210
Pool# G07163
3.50%, 10/1/2042 92,665 87,498
Pool# Q11532
3.50%, 10/1/2042 89,177 84,141
Pool# Q12051
3.50%, 10/1/2042 70,377 66,496
Pool# Q12052
3.50%, 10/1/2042 29,596 27,930
Pool# C09020
3.50%, 11/1/2042 206,132 194,489
Pool# G07264
3.50%, 12/1/2042 184,534 174,111
Pool# Q14292
3.50%, 1/1/2043 49,774 46,999
Pool# Q15884
3.00%, 2/1/2043 278,584 255,569
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q16470
3.00%, 3/1/2043 549,147 503,783
Pool# V80002
2.50%, 4/1/2043 240,276 210,971
Pool# Q16915
3.00%, 4/1/2043 206,458 189,403
Pool# Q17675
3.50%, 4/1/2043 220,224 208,218
Pool# Q18523
3.50%, 5/1/2043 224,818 211,886
Pool# Q18751
3.50%, 6/1/2043 314,334 296,383
Pool# G07410
3.50%, 7/1/2043 88,723 83,886
Pool# Q20332
3.50%, 7/1/2043 31,547 29,713
Pool# G07459
3.50%, 8/1/2043 263,768 248,597
Pool# G60038
3.50%, 1/1/2044 553,226 521,970
Pool# Q26869
4.00%, 6/1/2044 240,689 232,372
Pool# G07946
4.00%, 7/1/2044 7,619 7,360
Pool# Q28607
3.50%, 9/1/2044 93,397 87,917
Pool# G61231
3.50%, 9/1/2044 26,526 25,006
Pool# G08609
3.50%, 10/1/2044 85,232 80,142
Pool# Q30833
4.00%, 1/1/2045 11,348 10,938
Pool# G60400
4.50%, 1/1/2045 72,312 71,430
Pool# G07925
4.00%, 2/1/2045 21,996 21,270
Pool# Q34165
4.00%, 6/1/2045 152,632 147,406
Pool# V81873
4.00%, 8/1/2045 86,625 83,501
Pool# G08669
4.00%, 9/1/2045 126,494 121,874
Pool# Q38357
4.00%, 1/1/2046 30,125 28,975
Pool# G08697
3.00%, 3/1/2046 383,347 347,169
Pool# Q39440
4.00%, 3/1/2046 22,713 21,838
Pool# G08704
4.50%, 4/1/2046 10,708 10,577
Pool# Q40097
4.50%, 4/1/2046 2,679 2,646
Pool# G08707
4.00%, 5/1/2046 60,133 57,825
Pool# G08708
4.50%, 5/1/2046 9,249 9,136
Pool# Q41548
3.00%, 7/1/2046 50,797 46,003
Pool# Q41903
3.50%, 7/1/2046 72,207 67,756
Pool# G61791
4.00%, 7/1/2046 59,254 57,139

50 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41947
4.50%, 7/1/2046 2,240 2,213
Pool# G61237
3.50%, 8/1/2046 11,699 11,035
Pool# Q42680
4.00%, 8/1/2046 2,207 2,129
Pool# G08720
4.50%, 8/1/2046 7,309 7,220
Pool# G61323
3.00%, 9/1/2046 364,358 333,820
Pool# G08721
3.00%, 9/1/2046 213,876 193,149
Pool# G60733
4.50%, 9/1/2046 78,060 77,108
Pool# G60722
3.00%, 10/1/2046 604,392 546,569
Pool# Q44035
3.00%, 10/1/2046 298,038 268,923
Pool# G61815
4.00%, 10/1/2046 23,719 22,852
Pool# G08732
3.00%, 11/1/2046 39,097 35,278
Pool# G60989
3.00%, 12/1/2046 219,056 197,985
Pool# G08738
3.50%, 12/1/2046 820,294 767,820
Pool# G08741
3.00%, 1/1/2047 357,422 321,106
Pool# G08748
3.50%, 2/1/2047 169,276 157,976
Pool# G08751
3.50%, 3/1/2047 252,139 235,904
Pool# G60988
3.00%, 5/1/2047 743,768 672,611
Pool# Q48237
4.50%, 5/1/2047 48,809 48,093
Pool# Q48414
4.50%, 6/1/2047 33,852 32,744
Pool# Q48365
4.50%, 6/1/2047 9,340 9,200
Pool# V83270
3.50%, 7/1/2047 100,304 93,576
Pool# Q49917
3.50%, 8/1/2047 40,440 37,777
Pool# Q53085
3.00%, 9/1/2047 126,781 114,954
Pool# G61295
3.50%, 9/1/2047 275,667 258,713
Pool# Q52075
4.00%, 11/1/2047 94,246 90,640
Pool# G67707
3.50%, 1/1/2048 304,622 285,424
Pool# V83909
4.00%, 1/1/2048 113,151 108,874
Pool# T65458
3.50%, 2/1/2048 51,842 47,873
Pool# Q54460
4.00%, 2/1/2048 84,497 81,262
Pool# G61298
4.00%, 2/1/2048 41,363 39,664
Pool# Q55401
5.00%, 4/1/2048 23,055 23,216
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08821
5.00%, 5/1/2048 5,944 5,979
Pool# G67712
4.00%, 6/1/2048 83,130 80,084
Pool# G67713
4.00%, 6/1/2048 68,583 65,767
Pool# Q56473
4.50%, 6/1/2048 22,063 21,643
Pool# Q56472
4.50%, 6/1/2048 19,864 19,601
Pool# Q57401
4.50%, 7/1/2048 22,121 21,719
Pool# Q57402
4.50%, 7/1/2048 5,913 5,833
Pool# G08833
5.00%, 7/1/2048 2,476 2,493
Pool# G67716
4.50%, 10/1/2048 47,280 46,566
Pool# V85044
4.00%, 12/1/2048 79,829 76,546
Pool# V85139
4.50%, 1/1/2049 19,342 19,028
FHLMC Non Gold Pool
Pool# 1B8478
6.60%, 7/1/2041(a) 10,817 11,228
Pool# 2B0108
6.15%, 1/1/2042(a) 269 277
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 212 211
Pool# ZS7757
3.00%, 3/1/2030 100,897 99,267
Pool# SB0383
2.50%, 4/1/2032 329,776 317,500
Pool# ZS8701
3.50%, 6/1/2033 23,981 23,557
Pool# SB0218
3.00%, 10/1/2033 42,639 41,444
Pool# SB0366
3.50%, 2/1/2034 57,491 56,434
Pool# SB0095
3.50%, 7/1/2034 9,359 9,218
Pool# SB0069
3.00%, 9/1/2034 78,251 75,446
Pool# SB8021
3.00%, 12/1/2034 165,624 159,376
Pool# RC1826
2.00%, 2/1/2036 249,952 230,118
Pool# SB8092
1.50%, 3/1/2036 293,927 265,225
Pool# SB8103
2.00%, 5/1/2036 248,302 228,597
Pool# QN7405
2.00%, 8/1/2036 144,390 132,974
Pool# SB8119
2.00%, 9/1/2036 646,590 595,258
Pool# SB8140
1.50%, 2/1/2037 439,709 395,407
Pool# SB8144
1.50%, 3/1/2037 925,097 831,891
Pool# QN9700
1.50%, 3/1/2037 294,326 264,671

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8148
2.00%, 4/1/2037 1,988,657 1,829,576
Pool# SB8156
3.00%, 4/1/2037 155,338 148,403
Pool# SB8154
2.50%, 5/1/2037 134,426 127,086
Pool# SB0725
4.00%, 8/1/2037 43,191 42,198
Pool# SB1009
4.00%, 2/1/2038 42,138 41,217
Pool# SB8346
4.00%, 12/1/2039 193,569 189,152
Pool# RR0066
4.50%, 3/1/2041 27,791 27,602
Pool# QA2237
3.00%, 7/1/2046 763,686 692,186
Pool# QA2226
3.00%, 7/1/2046 451,259 409,267
Pool# ZM2339
3.50%, 1/1/2047 119,383 111,533
Pool# ZS4746
3.00%, 12/1/2047 292,858 262,570
Pool# ZA6139
4.50%, 12/1/2048 39,801 39,044
Pool# SD0295
3.00%, 2/1/2049 1,374,700 1,249,105
Pool# RA3022
2.50%, 6/1/2050 481,781 409,412
Pool# SD7521
2.50%, 7/1/2050 655,939 563,952
Pool# SD7523
2.50%, 8/1/2050 174,083 149,893
Pool# SD0500
3.00%, 8/1/2050 30,127 27,097
Pool# SD8100
3.00%, 10/1/2050 1,263,980 1,120,478
Pool# RA3934
2.50%, 11/1/2050 655,136 553,530
Pool# SD0522
3.00%, 12/1/2050 407,641 361,234
Pool# RA4493
2.00%, 2/1/2051 1,167,607 948,750
Pool# QB9104
2.00%, 2/1/2051 628,781 511,056
Pool# RA4737
2.00%, 3/1/2051 2,228,664 1,813,607
Pool# RA4718
2.00%, 3/1/2051 1,009,781 826,351
Pool# SD7537
2.00%, 3/1/2051 527,970 431,882
Pool# QC5128
2.00%, 8/1/2051 258,674 211,362
Pool# SD8166
2.00%, 9/1/2051 1,550,449 1,256,921
Pool# RA6140
2.00%, 10/1/2051 1,113,269 908,258
Pool# RA6085
2.00%, 10/1/2051 632,216 519,017
Pool# RA6624
2.00%, 1/1/2052 4,934,538 3,984,937
Pool# SD0856
2.00%, 1/1/2052 1,220,184 988,230
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD7347
2.00%, 4/1/2052 791,877 640,574
Pool# SD8211
2.00%, 5/1/2052 6,273,587 5,074,426
Pool# RA7779
4.50%, 8/1/2052 474,162 459,180
Pool# SD2215
4.00%, 10/1/2052 471,047 448,886
Pool# SD1926
5.50%, 11/1/2052 635,124 647,860
Pool# SD7557
4.50%, 12/1/2052 1,049,670 1,025,312
Pool# RA8411
5.50%, 1/1/2053 169,560 173,922
Pool# QF5629
6.00%, 1/1/2053 357,003 373,588
Pool# RA8794
5.50%, 4/1/2053 749,224 764,010
Pool# SD2661
5.50%, 4/1/2053 512,125 517,082
Pool# RA9090
5.50%, 5/1/2053 777,099 783,884
Pool# SD2890
5.50%, 5/1/2053 300,733 305,793
Pool# SD2905
5.50%, 5/1/2053 174,469 176,026
Pool# RA9162
5.50%, 6/1/2053 392,022 399,627
Pool# SD3085
5.50%, 6/1/2053 193,085 196,782
Pool# SD3260
6.00%, 6/1/2053 148,625 153,887
Pool# SD3565
4.50%, 8/1/2053 167,208 162,604
Pool# SD8348
5.00%, 8/1/2053 981,041 971,447
Pool# SD3853
5.50%, 8/1/2053 122,962 123,963
Pool# SD3603
6.00%, 8/1/2053 1,296,744 1,345,232
Pool# RJ0007
6.50%, 10/1/2053 260,987 273,572
Pool# SD4340
5.50%, 11/1/2053 842,363 858,704
Pool# RJ0325
6.50%, 11/1/2053 124,429 128,787
Pool# RJ0528
6.50%, 12/1/2053 226,448 235,738
Pool# RJ0530
6.50%, 12/1/2053 183,099 189,732
Pool# RJ0841
6.00%, 2/1/2054 208,063 215,491
Pool# RJ0858
6.50%, 2/1/2054 398,989 414,251
Pool# RJ0992
5.00%, 5/1/2054 706,799 697,783
Pool# RJ1422
6.00%, 5/1/2054 362,038 376,233
Pool# RJ1437
6.50%, 5/1/2054 324,185 341,569
Pool# SD8438
5.50%, 6/1/2054 1,391,394 1,399,051

52 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD5812
6.00%, 7/1/2054 412,013 426,922
Pool# SD6025
6.00%, 8/1/2054 519,874 531,144
Pool# SD8491
5.00%, 12/1/2054 746,358 736,646
Pool# SL0050
5.50%, 1/1/2055 777,834 792,923
Pool# SL0425
6.00%, 2/1/2055 460,397 478,462
Pool# RJ4130
6.00%, 5/1/2055 461,505 475,183
Pool# RQ0028
6.00%, 7/1/2055 2,139,302 2,180,735
Pool# SL2010
6.00%, 8/1/2055 924,489 951,574
Pool# QZ7777
5.50%, 10/1/2055 355,891 357,732
Pool# RJ6022
5.50%, 3/1/2056 234,000 237,439
FNMA Pool
Pool# AC9890
6.19%, 4/1/2040(a) 116,998 120,351
Pool# AC9895
6.68%, 4/1/2040(a) 278,948 287,984
Pool# AJ1249
6.56%, 9/1/2041(a) 33,237 34,711
Pool# AK0714
5.96%, 2/1/2042(a) 5,243 5,427
Pool# AT4250
6.25%, 6/1/2043(a) 11,954 12,398
Pool# BF0203
3.00%, 2/1/2047 319,575 289,129
Pool# BF0206
4.00%, 2/1/2047 188,740 181,614
Pool# BF0200
3.50%, 11/1/2051 144,261 131,980
Pool# BF0171
4.00%, 1/1/2057 126,702 119,852
Pool# BF0184
4.00%, 2/1/2057 141,651 133,976
FNMA UMBS Pool
Pool# AL0298
4.00%, 5/1/2026 437 436
Pool# AB4277
3.00%, 1/1/2027 17,250 17,149
Pool# AL1391
3.50%, 1/1/2027 344 342
Pool# AP4746
3.00%, 8/1/2027 6,488 6,435
Pool# AP4640
3.00%, 9/1/2027 4,734 4,691
Pool# AB6886
3.00%, 11/1/2027 5,126 5,075
Pool# AQ7406
3.00%, 11/1/2027 3,472 3,437
Pool# AQ2884
3.00%, 12/1/2027 6,892 6,820
Pool# AS0487
2.50%, 9/1/2028 38,946 38,303
Pool# 930998
4.50%, 4/1/2029 1,005 1,004
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1507
2.50%, 12/1/2029 17,860 17,613
Pool# AL8077
3.50%, 12/1/2029 3,577 3,546
Pool# BM4299
3.00%, 3/1/2030 30,088 29,876
Pool# AS5412
2.50%, 7/1/2030 36,529 35,457
Pool# AL7152
3.50%, 7/1/2030 60,688 60,053
Pool# AS5702
2.50%, 8/1/2030 144,268 139,782
Pool# AZ9234
3.50%, 10/1/2030 7,525 7,414
Pool# AS6174
3.50%, 11/1/2030 5,105 5,021
Pool# AS6272
2.50%, 12/1/2030 49,827 48,189
Pool# AS6295
3.00%, 12/1/2030 78,202 76,500
Pool# AH1515
4.00%, 12/1/2030 79,308 78,669
Pool# AD0716
6.50%, 12/1/2030 153,074 158,254
Pool# BA6532
2.50%, 1/1/2031 41,579 40,285
Pool# BM5016
3.00%, 1/1/2031 104,841 102,912
Pool# AB2121
4.00%, 1/1/2031 13,719 13,623
Pool# AL8060
3.00%, 2/1/2031 74,400 72,813
Pool# MA0641
4.00%, 2/1/2031 53,154 52,718
Pool# 560868
7.50%, 2/1/2031 88 88
Pool# AS6799
3.00%, 3/1/2031 63,215 61,704
Pool# BC0774
3.00%, 3/1/2031 33,661 32,903
Pool# AS6919
3.50%, 3/1/2031 4,739 4,678
Pool# BC4410
3.50%, 3/1/2031 3,862 3,797
Pool# BC0320
3.50%, 3/1/2031 3,391 3,351
Pool# AL8565
3.00%, 6/1/2031 42,820 41,734
Pool# AL8561
3.50%, 6/1/2031 33,935 33,540
Pool# AL9378
3.00%, 9/1/2031 20,637 20,181
Pool# MA2775
2.50%, 10/1/2031 332,028 319,984
Pool# BM1888
2.50%, 10/1/2031 144,038 141,905
Pool# BC4777
2.50%, 10/1/2031 122,316 117,885
Pool# 607212
7.50%, 10/1/2031 1,856 1,879
Pool# MA0895
3.50%, 11/1/2031 58,310 57,225

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA2830
2.50%, 12/1/2031 135,881 130,814
Pool# BM3814
2.50%, 12/1/2031 87,484 84,396
Pool# AS8594
2.50%, 1/1/2032 107,351 103,404
Pool# AS8597
2.50%, 1/1/2032 89,546 86,208
Pool# AL9786
3.00%, 1/1/2032 50,830 49,672
Pool# AL9585
3.50%, 1/1/2032 22,909 22,577
Pool# BM1036
2.50%, 2/1/2032 474,162 456,992
Pool# BM4624
3.00%, 2/1/2032 60,568 59,122
Pool# AL9740
3.00%, 2/1/2032 48,010 46,657
Pool# AL9872
3.00%, 2/1/2032 43,951 42,821
Pool# AL9871
3.00%, 2/1/2032 28,336 27,621
Pool# AS8767
3.00%, 2/1/2032 5,456 5,309
Pool# BM1007
2.50%, 3/1/2032 152,927 146,907
Pool# AL9899
3.00%, 3/1/2032 9,133 8,888
Pool# MA1029
3.50%, 4/1/2032 53,621 52,572
Pool# 545556
7.00%, 4/1/2032 976 1,025
Pool# AO2565
3.50%, 5/1/2032 12,422 12,088
Pool# AS9695
3.50%, 5/1/2032 10,266 10,108
Pool# 545605
7.00%, 5/1/2032 1,320 1,386
Pool# BM4088
3.00%, 6/1/2032 79,685 77,809
Pool# AO5103
3.50%, 6/1/2032 53,048 51,639
Pool# 890786
3.50%, 6/1/2032 11,299 11,121
Pool# MA1107
3.50%, 7/1/2032 7,899 7,739
Pool# FM1664
4.00%, 7/1/2032 2,019 2,012
Pool# 651361
7.00%, 7/1/2032 640 672
Pool# BM1669
3.00%, 8/1/2032 49,539 48,119
Pool# AP1990
3.50%, 8/1/2032 27,062 26,410
Pool# AP1997
3.50%, 8/1/2032 16,806 16,421
Pool# BH5355
3.50%, 8/1/2032 2,560 2,520
Pool# AO7202
3.50%, 9/1/2032 53,250 52,157
Pool# MA1166
3.50%, 9/1/2032 43,297 42,399
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM5167
3.50%, 9/1/2032 5,714 5,628
Pool# AP3673
3.50%, 10/1/2032 48,685 47,409
Pool# BH9391
3.50%, 10/1/2032 3,214 3,162
Pool# BM3389
3.00%, 11/1/2032 85,308 82,903
Pool# AB6962
3.50%, 11/1/2032 70,746 69,426
Pool# AQ3343
3.50%, 11/1/2032 47,421 46,219
Pool# BM3977
3.00%, 12/1/2032 119,955 116,614
Pool# CA0951
3.00%, 12/1/2032 69,527 67,508
Pool# FM1661
2.50%, 1/1/2033 180,713 175,850
Pool# BM4338
2.50%, 1/1/2033 140,018 135,149
Pool# BM3919
3.00%, 2/1/2033 76,264 74,096
Pool# BM3750
3.50%, 3/1/2033 66,965 65,917
Pool# BM4129
3.50%, 4/1/2033 77,495 76,282
Pool# 555346
5.50%, 4/1/2033 15,502 15,737
Pool# 713560
5.50%, 4/1/2033 4,508 4,530
Pool# 694846
6.50%, 4/1/2033 1,341 1,386
Pool# AB9402
3.00%, 5/1/2033 96,961 93,721
Pool# AB9403
3.00%, 5/1/2033 44,227 42,659
Pool# AB9300
3.00%, 5/1/2033 30,928 29,915
Pool# BM4132
3.50%, 5/1/2033 61,614 60,551
Pool# MA3372
4.00%, 5/1/2033 51,609 51,337
Pool# 555421
5.00%, 5/1/2033 336,806 338,122
Pool# MA3393
4.00%, 6/1/2033 23,350 23,224
Pool# MA3427
4.00%, 7/1/2033 18,014 17,915
Pool# 720087
5.50%, 7/1/2033 40,536 40,740
Pool# 728721
5.50%, 7/1/2033 8,693 8,832
Pool# 555684
5.50%, 7/1/2033 1,890 1,934
Pool# MA1527
3.00%, 8/1/2033 338,123 326,054
Pool# 743235
5.50%, 10/1/2033 4,820 4,844
Pool# 750229
6.50%, 10/1/2033 11,507 11,897
Pool# FM2154
4.00%, 12/1/2033 1,164 1,160

54 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 755872
5.50%, 12/1/2033 47,104 47,759
Pool# 725221
5.50%, 1/1/2034 1,424 1,451
Pool# 725223
5.50%, 3/1/2034 173 176
Pool# 725228
6.00%, 3/1/2034 135,405 139,724
Pool# 725425
5.50%, 4/1/2034 82,748 84,389
Pool# 725423
5.50%, 5/1/2034 8,185 8,346
Pool# 725594
5.50%, 7/1/2034 37,318 38,031
Pool# MA3739
3.50%, 8/1/2034 53,928 52,763
Pool# 788027
6.50%, 9/1/2034 16,585 17,228
Pool# MA3827
2.50%, 11/1/2034 317,794 300,611
Pool# FM1905
3.00%, 11/1/2034 39,289 37,845
Pool# 807310
7.00%, 11/1/2034 1,235 1,297
Pool# FM2412
3.50%, 1/1/2035 20,502 20,061
Pool# 735141
5.50%, 1/1/2035 116,365 118,819
Pool# 889852
5.50%, 5/1/2035 3,011 3,045
Pool# FM4900
2.00%, 12/1/2035 41,020 37,843
Pool# 256023
6.00%, 12/1/2035 106,806 112,046
Pool# CA8793
2.00%, 2/1/2036 989,405 912,737
Pool# FM5908
2.00%, 2/1/2036 330,308 304,722
Pool# CA9141
2.00%, 2/1/2036 323,901 298,806
Pool# CA9145
2.00%, 2/1/2036 275,261 253,420
Pool# FM5571
2.00%, 2/1/2036 148,383 136,688
Pool# CA9435
2.00%, 3/1/2036 299,471 275,708
Pool# CA9475
2.00%, 3/1/2036 290,412 267,368
Pool# CB0262
2.00%, 4/1/2036 463,584 426,790
Pool# 745418
5.50%, 4/1/2036 17,467 18,025
Pool# 745516
5.50%, 5/1/2036 9,978 10,297
Pool# MA4360
2.00%, 6/1/2036 844,459 777,434
Pool# 889745
5.50%, 6/1/2036 1,813 1,835
Pool# FM8538
2.00%, 8/1/2036 154,122 141,936
Pool# 995065
5.50%, 9/1/2036 55,129 56,085
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 888635
5.50%, 9/1/2036 38,709 39,422
Pool# MA4441
1.50%, 10/1/2036 193,204 173,965
Pool# MA4566
1.50%, 3/1/2037 1,462,976 1,315,576
Pool# MA4581
1.50%, 4/1/2037 385,606 346,966
Pool# MA4582
2.00%, 4/1/2037 1,816,875 1,671,536
Pool# MA4628
2.50%, 6/1/2037 135,167 127,787
Pool# FS2497
1.50%, 8/1/2037 239,982 215,936
Pool# 995024
5.50%, 8/1/2037 22,912 23,632
Pool# MA4726
4.00%, 9/1/2037 57,102 55,853
Pool# 995050
6.00%, 9/1/2037 216,185 226,767
Pool# MA4797
4.00%, 11/1/2037 81,588 79,804
Pool# 955194
7.00%, 11/1/2037 20,775 22,049
Pool# MA5023
4.00%, 5/1/2038 38,441 37,600
Pool# MA3389
4.00%, 6/1/2038 47,320 46,338
Pool# MA3464
3.50%, 9/1/2038 104,284 100,177
Pool# 990810
7.00%, 10/1/2038 35,664 37,450
Pool# MA5223
4.00%, 11/1/2038 23,154 22,626
Pool# MA5556
4.00%, 12/1/2039 997,324 974,569
Pool# AD8536
5.00%, 8/1/2040 73,237 74,017
Pool# AB1735
3.50%, 11/1/2040 4,128 3,916
Pool# AE9747
4.50%, 12/1/2040 265,888 263,139
Pool# AB2067
3.50%, 1/1/2041 101,094 96,082
Pool# 932888
3.50%, 1/1/2041 80,569 76,546
Pool# AB2068
3.50%, 1/1/2041 58,704 55,730
Pool# 932891
3.50%, 1/1/2041 15,509 14,675
Pool# MA5977
4.50%, 2/1/2041 27,407 27,221
Pool# AL3650
5.00%, 2/1/2041 5,109 5,164
Pool# AL6521
5.00%, 4/1/2041 438,624 443,285
Pool# AL0390
5.00%, 5/1/2041 148,641 150,224
Pool# AL5863
4.50%, 6/1/2041 768,173 762,542
Pool# AI9851
4.50%, 9/1/2041 16,785 16,597

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL0761
5.00%, 9/1/2041 52,183 52,739
Pool# BM3907
5.50%, 9/1/2041 99,495 101,667
Pool# AJ5431
4.50%, 10/1/2041 43,824 43,230
Pool# AJ4861
4.00%, 12/1/2041 51,236 49,465
Pool# AX5316
4.50%, 1/1/2042 28,011 27,721
Pool# AL2499
4.50%, 1/1/2042 8,106 8,029
Pool# AW8167
3.50%, 2/1/2042 336,862 318,903
Pool# AB5185
3.50%, 5/1/2042 159,513 150,533
Pool# AO3575
4.50%, 5/1/2042 40,327 39,774
Pool# AO4647
3.50%, 6/1/2042 333,678 314,993
Pool# AO8036
4.50%, 7/1/2042 129,281 127,945
Pool# AP2092
4.50%, 8/1/2042 10,202 10,012
Pool# AP6579
3.50%, 9/1/2042 206,364 194,746
Pool# AL2782
4.50%, 9/1/2042 48,387 47,827
Pool# AB6524
3.50%, 10/1/2042 469,351 441,809
Pool# AB7074
3.00%, 11/1/2042 288,277 264,004
Pool# AP8785
3.00%, 11/1/2042 90,228 82,630
Pool# AL2677
3.50%, 11/1/2042 280,783 265,063
Pool# AB6786
3.50%, 11/1/2042 156,156 147,187
Pool# MA1273
3.50%, 12/1/2042 126,399 119,139
Pool# AR4210
3.50%, 1/1/2043 81,420 76,676
Pool# AT4040
3.00%, 3/1/2043 70,500 64,552
Pool# AR8213
3.50%, 4/1/2043 62,170 58,804
Pool# AB9238
3.00%, 5/1/2043 427,107 390,944
Pool# AB9237
3.00%, 5/1/2043 338,617 310,053
Pool# AB9236
3.00%, 5/1/2043 102,630 93,940
Pool# AB9362
3.50%, 5/1/2043 446,548 420,530
Pool# AT4145
3.00%, 6/1/2043 132,983 121,723
Pool# AB9814
3.00%, 7/1/2043 409,660 374,974
Pool# AT6871
3.00%, 7/1/2043 56,073 51,272
Pool# AS0203
3.00%, 8/1/2043 316,878 289,899
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS0255
4.50%, 8/1/2043 120,761 119,139
Pool# AS0516
3.00%, 9/1/2043 225,134 205,861
Pool# AL4471
4.00%, 9/1/2043 156,965 151,508
Pool# AL6951
3.50%, 10/1/2043 218,526 205,835
Pool# BM4222
3.00%, 1/1/2044 308,612 282,402
Pool# AS2276
4.50%, 4/1/2044 176,001 173,637
Pool# AW1006
4.00%, 5/1/2044 61,773 59,710
Pool# AL7767
4.50%, 6/1/2044 14,875 14,696
Pool# AS3161
4.00%, 8/1/2044 381,787 367,720
Pool# BM4650
3.00%, 10/1/2044 559,434 512,009
Pool# CA0688
3.50%, 10/1/2044 137,040 128,940
Pool# BC5090
4.00%, 10/1/2044 28,920 27,886
Pool# AS3946
4.00%, 12/1/2044 431,976 416,194
Pool# AL8303
3.00%, 1/1/2045 98,076 89,773
Pool# BM4384
4.00%, 1/1/2045 168,285 162,373
Pool# BM3611
4.00%, 1/1/2045 133,993 129,328
Pool# BM3804
3.50%, 2/1/2045 61,288 57,691
Pool# AL9555
4.00%, 2/1/2045 842,809 814,001
Pool# AX9524
4.00%, 2/1/2045 487,377 470,702
Pool# AS4418
4.00%, 2/1/2045 349,968 337,996
Pool# AS4375
4.00%, 2/1/2045 226,686 218,930
Pool# AL6889
4.50%, 2/1/2045 52,344 51,641
Pool# BM3931
3.00%, 3/1/2045 267,891 245,349
Pool# AY1312
3.50%, 3/1/2045 779,760 734,205
Pool# AX9567
3.50%, 3/1/2045 45,409 42,238
Pool# BM4975
4.00%, 3/1/2045 68,294 65,820
Pool# AS4578
4.00%, 3/1/2045 62,534 60,394
Pool# BM3664
3.00%, 5/1/2045 302,401 276,861
Pool# AS4921
3.50%, 5/1/2045 402,948 378,371
Pool# AS5012
4.00%, 5/1/2045 637,009 615,214
Pool# BM5562
4.00%, 6/1/2045 119,214 115,061

56 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS5312
3.50%, 7/1/2045 82,536 77,502
Pool# AZ7111
4.00%, 7/1/2045 10,242 9,843
Pool# AZ9866
4.00%, 8/1/2045 6,739 6,436
Pool# AL7207
4.50%, 8/1/2045 69,077 68,149
Pool# AL9634
3.50%, 10/1/2045 50,200 47,373
Pool# BA2164
3.00%, 11/1/2045 71,341 64,900
Pool# AS6311
3.50%, 12/1/2045 653,665 613,282
Pool# AS6282
3.50%, 12/1/2045 607,481 570,422
Pool# BC0092
3.50%, 12/1/2045 38,215 35,805
Pool# BC0475
3.50%, 12/1/2045 24,992 23,467
Pool# AS6362
4.50%, 12/1/2045 12,370 12,203
Pool# AS6474
3.50%, 1/1/2046 151,164 142,491
Pool# AS6539
3.50%, 1/1/2046 131,956 124,386
Pool# AL9849
3.50%, 1/1/2046 75,091 70,715
Pool# AS6527
4.00%, 1/1/2046 91,719 88,164
Pool# BC0178
4.50%, 1/1/2046 1,928 1,901
Pool# BC2667
4.00%, 2/1/2046 16,593 15,953
Pool# BC0605
4.00%, 2/1/2046 12,926 12,395
Pool# AL9781
4.50%, 2/1/2046 124,613 122,896
Pool# BM4621
3.50%, 3/1/2046 191,394 180,499
Pool# AS6795
4.00%, 3/1/2046 50,103 48,156
Pool# BA6972
4.00%, 3/1/2046 17,468 16,794
Pool# BC0311
4.50%, 3/1/2046 1,287 1,270
Pool# AS7026
4.00%, 4/1/2046 37,441 35,955
Pool# AS7251
4.00%, 5/1/2046 6,317 6,065
Pool# AL8833
4.00%, 6/1/2046 386,333 373,115
Pool# AL8824
3.50%, 7/1/2046 85,672 80,757
Pool# BD5180
4.50%, 7/1/2046 1,139 1,122
Pool# MA2705
3.00%, 8/1/2046 315,066 284,409
Pool# BC1489
3.00%, 8/1/2046 72,509 65,595
Pool# AS7760
4.00%, 8/1/2046 67,598 64,908
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7648
4.00%, 8/1/2046 31,918 30,612
Pool# AS7795
4.00%, 8/1/2046 23,288 22,345
Pool# BD3923
4.00%, 8/1/2046 5,737 5,496
Pool# BD3911
4.00%, 8/1/2046 5,507 5,287
Pool# AS7770
4.50%, 8/1/2046 18,705 18,455
Pool# BD5232
4.50%, 8/1/2046 3,443 3,391
Pool# AL9263
3.00%, 10/1/2046 103,442 93,430
Pool# AL9234
3.50%, 10/1/2046 40,863 38,382
Pool# FM1871
4.00%, 10/1/2046 60,909 58,800
Pool# BC4766
4.50%, 10/1/2046 22,181 21,883
Pool# AS8154
4.50%, 10/1/2046 5,831 5,758
Pool# FM1368
3.00%, 11/1/2046 585,066 530,950
Pool# MA2806
3.00%, 11/1/2046 212,998 192,008
Pool# BE5038
4.00%, 11/1/2046 6,954 6,728
Pool# AS8488
3.00%, 12/1/2046 164,409 148,801
Pool# AS8509
3.00%, 12/1/2046 52,643 47,939
Pool# AS8492
3.50%, 12/1/2046 325,744 306,261
Pool# AL9697
3.00%, 1/1/2047 403,652 365,331
Pool# AS8647
3.00%, 1/1/2047 307,472 278,283
Pool# AL9774
3.50%, 1/1/2047 208,577 196,946
Pool# BM3204
3.50%, 1/1/2047 163,849 154,117
Pool# BD2440
3.50%, 1/1/2047 125,011 116,842
Pool# AS8692
3.50%, 1/1/2047 114,264 106,792
Pool# BD2450
3.50%, 1/1/2047 84,287 78,892
Pool# BE6548
3.50%, 1/1/2047 43,072 40,267
Pool# BE5856
4.50%, 1/1/2047 5,268 5,201
Pool# BE7115
4.50%, 1/1/2047 5,117 5,034
Pool# BE6503
4.50%, 1/1/2047 657 647
Pool# BM3908
5.50%, 1/1/2047 21,099 21,763
Pool# BD5046
3.50%, 2/1/2047 52,771 49,345
Pool# BM5274
4.00%, 2/1/2047 43,898 42,188

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE7869
4.50%, 2/1/2047 2,721 2,678
Pool# BE8495
4.50%, 2/1/2047 2,518 2,481
Pool# BM5383
4.00%, 3/1/2047 31,922 30,732
Pool# AS8979
4.50%, 3/1/2047 28,898 28,480
Pool# BE9247
4.50%, 3/1/2047 3,798 3,737
Pool# BM3707
2.50%, 4/1/2047 120,618 104,343
Pool# AS9467
4.00%, 4/1/2047 143,362 137,479
Pool# BH0304
4.50%, 4/1/2047 4,936 4,862
Pool# BM3237
3.50%, 5/1/2047 220,230 207,015
Pool# BM1268
4.00%, 5/1/2047 176,694 169,407
Pool# AS9747
4.00%, 6/1/2047 407,703 391,320
Pool# BM3549
4.00%, 6/1/2047 171,561 164,814
Pool# BM1295
4.50%, 6/1/2047 63,826 62,877
Pool# BE9624
4.50%, 6/1/2047 7,395 7,164
Pool# AS9938
3.50%, 7/1/2047 89,152 83,745
Pool# AS9973
4.00%, 7/1/2047 18,786 17,997
Pool# CA0240
3.50%, 8/1/2047 80,348 74,798
Pool# CA0123
4.00%, 8/1/2047 219,685 210,840
Pool# BH5359
4.00%, 8/1/2047 79,303 76,033
Pool# BH4004
4.00%, 9/1/2047 129,886 124,435
Pool# BM3556
4.00%, 9/1/2047 76,425 73,704
Pool# BM1959
3.50%, 10/1/2047 222,122 208,743
Pool# CA0493
4.00%, 10/1/2047 143,069 137,065
Pool# BM3015
4.00%, 10/1/2047 93,139 89,661
Pool# CA0496
4.50%, 10/1/2047 103,962 102,291
Pool# CA0623
4.50%, 10/1/2047 22,620 22,307
Pool# BM3358
3.50%, 11/1/2047 96,718 90,885
Pool# CA0696
4.00%, 11/1/2047 252,685 242,080
Pool# BM3191
4.00%, 11/1/2047 53,448 51,205
Pool# CA0808
4.00%, 11/1/2047 41,484 39,890
Pool# BM3379
3.00%, 12/1/2047 331,328 299,272
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3211
4.00%, 12/1/2047 379,872 364,751
Pool# BJ1699
4.00%, 12/1/2047 109,583 105,406
Pool# CA1025
4.50%, 1/1/2048 183,517 180,663
Pool# CA1242
3.50%, 2/1/2048 105,089 99,077
Pool# BJ8271
4.50%, 2/1/2048 195,778 192,733
Pool# BJ8269
4.50%, 2/1/2048 160,916 158,339
Pool# BK1972
4.50%, 3/1/2048 33,190 32,650
Pool# BJ0640
5.00%, 3/1/2048 11,420 11,486
Pool# CA1531
3.50%, 4/1/2048 83,395 78,589
Pool# CA1560
4.50%, 4/1/2048 70,594 69,361
Pool# BJ2681
5.00%, 4/1/2048 26,428 26,555
Pool# MA3348
5.00%, 4/1/2048 2,283 2,296
Pool# BM4024
3.50%, 5/1/2048 52,221 49,241
Pool# MA3374
5.00%, 5/1/2048 7,333 7,374
Pool# CA1898
4.50%, 6/1/2048 88,843 87,388
Pool# MA3472
5.00%, 9/1/2048 8,811 8,829
Pool# BM5024
3.00%, 11/1/2048 432,654 387,927
Pool# BN3944
4.00%, 1/1/2049 65,443 62,658
Pool# BN3960
4.50%, 1/1/2049 104,974 103,077
Pool# CA3394
5.00%, 4/1/2049 19,506 19,602
Pool# MA3665
4.50%, 5/1/2049 152,388 149,305
Pool# FM1051
4.50%, 5/1/2049 92,290 90,623
Pool# FM8304
4.00%, 7/1/2049 468,979 449,077
Pool# CA3825
4.00%, 7/1/2049 184,681 177,280
Pool# BO5494
3.00%, 11/1/2049 67,447 60,612
Pool# BO6225
3.00%, 12/1/2049 547,302 487,215
Pool# BO5380
3.00%, 12/1/2049 78,534 70,574
Pool# CA5152
3.00%, 2/1/2050 173,934 154,456
Pool# FM2887
3.00%, 3/1/2050 366,647 326,160
Pool# FM0077
3.00%, 3/1/2050 86,854 77,201
Pool# CA5510
3.00%, 4/1/2050 275,972 245,412

58 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4077
2.00%, 7/1/2050 843,310 687,524
Pool# CA6598
2.50%, 8/1/2050 680,743 583,479
Pool# BQ4909
2.00%, 9/1/2050 1,471,456 1,201,188
Pool# CA6985
2.00%, 9/1/2050 739,552 604,961
Pool# FM4222
2.50%, 9/1/2050 403,093 346,489
Pool# CA7029
2.50%, 9/1/2050 381,543 328,030
Pool# CA7368
2.50%, 10/1/2050 1,012,813 863,713
Pool# CA7573
2.50%, 11/1/2050 3,486,272 2,973,013
Pool# FM4808
2.50%, 11/1/2050 680,096 578,014
Pool# FM6360
3.00%, 1/1/2051 443,270 392,666
Pool# FM6031
2.00%, 2/1/2051 2,257,647 1,822,459
Pool# CA8823
2.00%, 2/1/2051 896,353 729,423
Pool# CA8893
2.00%, 2/1/2051 895,190 728,477
Pool# BQ9747
2.00%, 2/1/2051 667,000 541,946
Pool# CA8866
2.50%, 2/1/2051 547,896 467,396
Pool# FM6554
2.00%, 3/1/2051 1,598,099 1,307,250
Pool# CB0149
2.00%, 4/1/2051 278,516 227,924
Pool# BR7647
2.00%, 4/1/2051 189,925 155,424
Pool# BR7703
2.50%, 4/1/2051 298,757 254,718
Pool# MA4325
2.00%, 5/1/2051 800,809 650,206
Pool# CB0400
2.00%, 5/1/2051 255,405 211,053
Pool# CB0514
2.50%, 5/1/2051 1,085,827 933,643
Pool# FS1463
4.00%, 5/1/2051 219,571 208,920
Pool# CB0684
2.00%, 6/1/2051 1,116,851 912,766
Pool# MA4355
2.00%, 6/1/2051 1,002,453 813,719
Pool# CB0819
2.00%, 6/1/2051 995,664 813,724
Pool# FM7719
2.00%, 6/1/2051 718,638 587,844
Pool# MA4378
2.00%, 7/1/2051 1,805,596 1,465,176
Pool# CB1110
2.00%, 7/1/2051 473,879 387,228
Pool# FM8160
2.50%, 7/1/2051 525,786 452,224
Pool# FM8007
2.50%, 7/1/2051 340,624 290,444
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB1065
2.50%, 7/1/2051 286,028 242,497
Pool# CB1330
2.50%, 8/1/2051 1,270,603 1,081,941
Pool# FM8011
2.50%, 8/1/2051 1,062,023 912,118
Pool# CB1400
3.00%, 8/1/2051 32,173 28,727
Pool# BU1052
2.00%, 10/1/2051 400,113 328,084
Pool# FS1215
2.50%, 10/1/2051 914,905 775,518
Pool# FM9450
2.00%, 11/1/2051 1,613,731 1,320,000
Pool# MA4465
2.00%, 11/1/2051 1,571,813 1,273,428
Pool# MA4466
2.50%, 11/1/2051 4,508,073 3,820,583
Pool# BU5908
2.00%, 12/1/2051 2,781,578 2,276,171
Pool# MA4493
2.50%, 12/1/2051 2,902,275 2,458,761
Pool# FM9543
2.50%, 12/1/2051 2,130,156 1,821,651
Pool# CB2410
2.50%, 12/1/2051 1,553,826 1,316,624
Pool# FM9806
2.50%, 12/1/2051 1,313,467 1,126,829
Pool# FM9864
2.50%, 12/1/2051 795,794 682,037
Pool# CB2469
2.50%, 12/1/2051 731,303 625,574
Pool# FM9697
2.50%, 12/1/2051 363,302 311,048
Pool# FS1192
2.00%, 1/1/2052 3,850,360 3,125,438
Pool# FS1095
2.00%, 1/1/2052 2,330,965 1,893,320
Pool# MA4512
2.50%, 1/1/2052 3,577,766 3,031,013
Pool# FS2639
2.50%, 1/1/2052 771,709 653,031
Pool# BU9905
2.00%, 2/1/2052 786,987 636,766
Pool# CB3237
3.00%, 3/1/2052 735,622 647,594
Pool# BV5355
2.50%, 4/1/2052 756,684 640,340
Pool# CB3368
3.00%, 4/1/2052 765,023 673,376
Pool# MA4653
3.00%, 7/1/2052 702,298 618,170
Pool# CB4673
4.50%, 9/1/2052 728,020 711,126
Pool# CB4831
4.50%, 10/1/2052 1,191,631 1,160,180
Pool# MA4785
5.00%, 10/1/2052 2,545,787 2,524,288
Pool# MA4805
4.50%, 11/1/2052 697,661 676,070
Pool# CB5642
5.50%, 2/1/2053 554,827 561,957

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS3801
5.50%, 2/1/2053 153,187 154,756
Pool# CB6004
5.50%, 4/1/2053 2,544,076 2,598,479
Pool# CB6082
5.50%, 4/1/2053 554,918 559,800
Pool# CB6182
5.00%, 5/1/2053 824,730 817,511
Pool# CB6650
5.50%, 6/1/2053 1,852,469 1,892,086
Pool# FS5214
5.00%, 7/1/2053 636,585 634,178
Pool# FS7303
5.00%, 7/1/2053 528,086 522,109
Pool# FS5424
4.50%, 8/1/2053 476,120 463,011
Pool# CB6921
6.00%, 8/1/2053 387,723 403,159
Pool# CB7115
6.00%, 9/1/2053 1,216,994 1,264,707
Pool# CB7482
6.00%, 11/1/2053 1,480,474 1,518,529
Pool# CB7484
6.50%, 11/1/2053 828,224 856,249
Pool# CB7449
6.50%, 11/1/2053 145,262 150,515
Pool# CB7650
6.50%, 12/1/2053 1,999,970 2,109,148
Pool# CB7653
6.50%, 12/1/2053 704,942 741,474
Pool# CB7649
6.50%, 12/1/2053 564,029 596,474
Pool# CB7803
6.50%, 1/1/2054 133,772 140,059
Pool# FS7172
6.50%, 2/1/2054 269,119 282,337
Pool# CB8024
6.50%, 2/1/2054 249,310 265,297
Pool# MA5297
6.50%, 3/1/2054 32,831 33,942
Pool# CB8756
6.00%, 6/1/2054 874,264 891,895
Pool# CB8823
6.50%, 7/1/2054 454,016 475,693
Pool# CB9009
6.00%, 8/1/2054 1,339,970 1,388,461
Pool# CB9010
6.00%, 8/1/2054 271,538 277,643
Pool# FS8674
6.50%, 8/1/2054 535,469 555,671
Pool# FA2727
6.50%, 8/1/2054 346,503 362,590
Pool# CB9219
6.00%, 9/1/2054 827,304 850,220
Pool# CB9472
5.00%, 11/1/2054 1,131,149 1,118,316
Pool# FA2035
6.00%, 11/1/2054 911,532 943,637
Pool# CB9738
5.00%, 1/1/2055 1,528,707 1,516,266
Pool# FA1766
5.50%, 2/1/2055 346,035 352,521
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CC0750
6.50%, 7/1/2055 48,727 50,784
Pool# FA2810
6.00%, 9/1/2055 1,199,036 1,223,008
Pool# FA3133
5.50%, 10/1/2055 63,111 64,312
Pool# DF6910
5.00%, 1/1/2056 47,885 47,547
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 4/25/2041 1,004,750 924,031
3.50%, 4/25/2041 100,000 96,255
4.00%, 4/25/2041 250,000 244,133
4.50%, 4/25/2041 215,000 213,451
5.00%, 4/25/2041 35,000 35,256
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 4/25/2056 425,000
433,215
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
5.00%, 4/25/2056 1,376,000 1,356,910
5.50%, 4/25/2056 2,925,000 2,938,472
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 368 374
Pool# 486936
6.50%, 2/15/2029 154 156
Pool# 502969
6.00%, 3/15/2029 778 794
Pool# 487053
7.00%, 3/15/2029 271 274
Pool# 781014
6.00%, 4/15/2029 406 413
Pool# 509099
7.00%, 6/15/2029 1,334 1,359
Pool# 434505
7.50%, 8/15/2029 23 23
Pool# 781124
7.00%, 12/15/2029 1,680 1,730
Pool# 507396
7.50%, 9/15/2030 13,492 13,713
Pool# 531352
7.50%, 9/15/2030 1,051 1,068
Pool# 536334
7.50%, 10/15/2030 90 91
Pool# 535388
7.50%, 1/15/2031 297 303
Pool# 486019
7.50%, 1/15/2031 294 299
Pool# 528589
6.50%, 3/15/2031 5,249 5,310
Pool# 508473
7.50%, 4/15/2031 1,509 1,537
Pool# 781287
7.00%, 5/15/2031 826 855
Pool# 781319
7.00%, 7/15/2031 296 309
Pool# 485879
7.00%, 8/15/2031 898 919
Pool# 572554
6.50%, 9/15/2031 11,181 11,298

60 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781328
7.00%, 9/15/2031 790 819
Pool# 550991
6.50%, 10/15/2031 297 301
Pool# 571267
7.00%, 10/15/2031 106 108
Pool# 555171
6.50%, 12/15/2031 734 745
Pool# 781380
7.50%, 12/15/2031 282 295
Pool# 781481
7.50%, 1/15/2032 1,154 1,197
Pool# 580972
6.50%, 2/15/2032 88 91
Pool# 781401
7.50%, 2/15/2032 1,032 1,093
Pool# 781916
6.50%, 3/15/2032 6,876 7,024
Pool# 552474
7.00%, 3/15/2032 2,231 2,303
Pool# 781478
7.50%, 3/15/2032 532 557
Pool# 781429
8.00%, 3/15/2032 929 971
Pool# 781431
7.00%, 4/15/2032 3,714 3,885
Pool# 552616
7.00%, 6/15/2032 16,850 17,268
Pool# 570022
7.00%, 7/15/2032 6,268 6,473
Pool# 595077
6.00%, 10/15/2032 1,931 1,975
Pool# 552903
6.50%, 11/15/2032 29,335 29,917
Pool# 552952
6.00%, 12/15/2032 1,620 1,638
Pool# 602102
6.00%, 2/15/2033 9,356 9,452
Pool# 588192
6.00%, 2/15/2033 1,935 1,961
Pool# 553144
5.50%, 4/15/2033 3,995 4,048
Pool# 604243
6.00%, 4/15/2033 3,240 3,304
Pool# 611526
6.00%, 5/15/2033 5,214 5,261
Pool# 553320
6.00%, 6/15/2033 9,926 10,140
Pool# 604788
6.50%, 11/15/2033 28,031 28,824
Pool# 781688
6.00%, 12/15/2033 11,000 11,369
Pool# 604875
6.00%, 12/15/2033 9,147 9,361
Pool# 781690
6.00%, 12/15/2033 4,018 4,151
Pool# 781699
7.00%, 12/15/2033 979 994
Pool# 621856
6.00%, 1/15/2034 6,219 6,274
Pool# 564799
6.00%, 3/15/2034 4,197 4,384
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 630038
6.50%, 8/15/2034 22,494 23,936
Pool# 781804
6.00%, 9/15/2034 11,091 11,537
Pool# 781847
6.00%, 12/15/2034 8,874 9,194
Pool# 486921
5.50%, 2/15/2035 2,546 2,568
Pool# 781902
6.00%, 2/15/2035 12,802 13,491
Pool# 781933
6.00%, 6/15/2035 1,212 1,273
Pool# 649513
5.50%, 10/15/2035 51,860 53,362
Pool# 649510
5.50%, 10/15/2035 18,635 18,686
Pool# 652207
5.50%, 3/15/2036 31,695 32,555
Pool# 655519
5.00%, 5/15/2036 14,836 15,062
Pool# 652539
5.00%, 5/15/2036 5,048 5,092
Pool# 606308
5.50%, 5/15/2036 4,994 5,156
Pool# 657912
6.50%, 8/15/2036 2,505 2,638
Pool# 697957
4.50%, 3/15/2039 389,299 384,395
Pool# 704630
5.50%, 7/15/2039 12,704 13,105
Pool# 710724
4.50%, 8/15/2039 103,157 102,664
Pool# 722292
5.00%, 9/15/2039 243,472 248,555
Pool# 782803
6.00%, 11/15/2039 114,686 120,891
Pool# 736666
4.50%, 4/15/2040 269,427 262,498
Pool# 733312
4.00%, 9/15/2040 30,921 29,673
Pool# 742235
4.00%, 12/15/2040 62,206 59,735
Pool# 755959
4.00%, 1/15/2041 63,049 60,614
Pool# 755958
4.00%, 1/15/2041 60,205 57,880
Pool# 742244
4.00%, 1/15/2041 51,937 49,874
Pool# 759075
4.00%, 1/15/2041 50,415 48,412
Pool# 753826
4.00%, 1/15/2041 26,448 25,381
Pool# 690662
4.00%, 1/15/2041 12,429 11,935
Pool# 719486
4.00%, 1/15/2041 6,060 5,785
Pool# 759207
4.00%, 2/15/2041 111,148 106,733
Pool# 757555
4.00%, 2/15/2041 12,377 11,899
Pool# 757557
4.00%, 2/15/2041 6,394 6,163

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 738107
4.00%, 3/15/2041 129,380 123,523
Pool# 784637
4.00%, 8/15/2041 43,519 41,967
Pool# 778869
4.00%, 2/15/2042 80,078 76,885
Pool# AD8789
3.50%, 3/15/2043 279,270 261,808
Pool# AD2254
3.50%, 3/15/2043 32,554 30,570
Pool# AA6403
3.00%, 5/15/2043 335,540 306,408
Pool# AD2411
3.50%, 5/15/2043 162,463 152,961
Pool# 783781
3.50%, 6/15/2043 242,167 226,544
Pool# 784015
3.00%, 7/15/2043 64,377 58,789
Pool# 784459
3.00%, 12/15/2046 151,142 136,437
Pool# 784293
3.00%, 12/15/2046 43,318 39,038
Pool# 784355
4.00%, 12/15/2046 63,331 59,643
Pool# 784500
3.00%, 2/15/2047 315,728 284,477
Pool# 784713
3.00%, 2/15/2047 83,540 75,483
Pool# 784747
4.00%, 5/15/2048 42,915 40,679
Pool# 784715
4.00%, 5/15/2048 34,316 32,637
Pool# 785073
4.00%, 9/15/2049 54,258 51,452
Pool# BD4016
3.00%, 10/15/2049 121,542 108,572
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 135,308 138,922
Pool# 4245
6.00%, 9/20/2038 56,076 59,419
Pool# 4559
5.00%, 10/20/2039 130,173 133,128
Pool# 4715
5.00%, 6/20/2040 33,737 34,462
Pool# 4747
5.00%, 7/20/2040 379,910 387,136
Pool# 4771
4.50%, 8/20/2040 312,960 309,766
Pool# 4802
5.00%, 9/20/2040 260,393 265,346
Pool# 4834
4.50%, 10/20/2040 86,139 85,416
Pool# 737727
4.00%, 12/20/2040 510,763 486,554
Pool# 737730
4.00%, 12/20/2040 156,417 149,004
Pool# 4923
4.50%, 1/20/2041 133,756 132,614
Pool# 4978
4.50%, 3/20/2041 18,837 18,676
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 5017
4.50%, 4/20/2041 191,046 189,395
Pool# 5056
5.00%, 5/20/2041 66,641 67,807
Pool# 5082
4.50%, 6/20/2041 77,864 76,749
Pool# 5175
4.50%, 9/20/2041 92,138 91,318
Pool# 675523
3.50%, 3/20/2042 103,227 95,200
Pool# 5332
4.00%, 3/20/2042 88,187 84,793
Pool# MA0392
3.50%, 9/20/2042 809,941 767,679
Pool# MA0462
3.50%, 10/20/2042 643,302 609,735
Pool# MA0698
3.00%, 1/20/2043 337,084 308,931
Pool# AF1001
3.50%, 6/20/2043 274,086 253,103
Pool# MA1376
4.00%, 10/20/2043 133,741 128,564
Pool# AJ9335
3.50%, 10/20/2044 29,854 27,392
Pool# MA2677
3.00%, 3/20/2045 111,937 101,729
Pool# MA2824
2.50%, 5/20/2045 224,944 198,550
Pool# MA2825
3.00%, 5/20/2045 440,129 399,720
Pool# AM4381
3.50%, 5/20/2045 284,236 260,529
Pool# MA2891
3.00%, 6/20/2045 746,757 677,732
Pool# MA2960
3.00%, 7/20/2045 257,082 233,299
Pool# 784156
4.00%, 8/20/2045 108,709 103,353
Pool# AO1103
3.50%, 9/20/2045 445,040 410,396
Pool# AO1099
3.50%, 9/20/2045 244,398 225,374
Pool# MA3106
4.00%, 9/20/2045 60,275 57,773
Pool# MA3174
4.00%, 10/20/2045 7,514 7,234
Pool# MA3244
3.50%, 11/20/2045 225,605 211,380
Pool# MA3310
3.50%, 12/20/2045 166,808 156,817
Pool# MA3377
4.00%, 1/20/2046 33,734 32,316
Pool# MA3520
3.00%, 3/20/2046 304,441 276,133
Pool# MA3521
3.50%, 3/20/2046 587,012 550,122
Pool# MA3522
4.00%, 3/20/2046 230,163 220,572
Pool# MA3596
3.00%, 4/20/2046 160,319 145,003
Pool# MA3597
3.50%, 4/20/2046 168,531 158,638

62 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3662
3.00%, 5/20/2046 613,445 556,212
Pool# MA3735
3.00%, 6/20/2046 371,841 337,120
Pool# MA3736
3.50%, 6/20/2046 956,844 896,136
Pool# MA3804
4.00%, 7/20/2046 35,309 33,799
Pool# MA3876
4.50%, 8/20/2046 36,521 36,101
Pool# MA3939
4.50%, 9/20/2046 5,650 5,585
Pool# MA4006
4.50%, 10/20/2046 114,234 112,931
Pool# MA4069
3.50%, 11/20/2046 12,551 11,807
Pool# MA4070
4.00%, 11/20/2046 21,642 20,712
Pool# MA4071
4.50%, 11/20/2046 7,739 7,649
Pool# MA4125
2.50%, 12/20/2046 71,899 63,082
Pool# MA4194
2.50%, 1/20/2047 279,117 245,059
Pool# MA4264
4.50%, 2/20/2047 9,204 9,096
Pool# AZ1974
3.50%, 4/20/2047 154,616 143,246
Pool# MA4383
4.00%, 4/20/2047 466,579 445,755
Pool# MA4384
4.50%, 4/20/2047 10,759 10,630
Pool# MA4511
4.00%, 6/20/2047 219,573 209,927
Pool# MA4512
4.50%, 6/20/2047 25,871 25,548
Pool# MA4587
4.00%, 7/20/2047 656,567 628,044
Pool# 784471
3.50%, 8/20/2047 256,925 239,050
Pool# BC1888
3.50%, 8/20/2047 249,576 231,220
Pool# 784408
3.50%, 10/20/2047 174,842 162,261
Pool# MA4780
4.50%, 10/20/2047 8,429 8,315
Pool# 784421
3.50%, 12/20/2047 254,164 238,371
Pool# MA5018
3.00%, 2/20/2048 82,026 74,137
Pool# 784480
3.50%, 4/20/2048 196,266 182,596
Pool# 784479
3.50%, 4/20/2048 144,032 134,196
Pool# 784481
3.50%, 4/20/2048 61,614 57,150
Pool# BD4034
4.00%, 4/20/2048 64,865 61,085
Pool# MA5138
4.50%, 4/20/2048 77,010 75,873
Pool# MA5192
4.00%, 5/20/2048 350,124 334,800
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5265
4.50%, 6/20/2048 141,263 138,991
Pool# MA5331
4.50%, 7/20/2048 62,633 61,724
Pool# MA5398
4.00%, 8/20/2048 354,191 337,486
Pool# MA5399
4.50%, 8/20/2048 172,588 169,874
Pool# MA5466
4.00%, 9/20/2048 78,976 75,308
Pool# BJ2692
4.00%, 11/20/2048 54,555 50,833
Pool# MA5597
5.00%, 11/20/2048 5,713 5,764
Pool# MA5652
4.50%, 12/20/2048 80,116 78,830
Pool# 784656
4.50%, 12/20/2048 47,395 45,506
Pool# BK2856
4.50%, 12/20/2048 11,733 11,257
Pool# MA5653
5.00%, 12/20/2048 16,772 16,904
Pool# MA5712
5.00%, 1/20/2049 61,664 62,176
Pool# MA5818
4.50%, 3/20/2049 56,299 55,361
Pool# MA5878
5.00%, 4/20/2049 6,554 6,622
Pool# MA5987
4.50%, 6/20/2049 371,387 366,915
Pool# MA6041
4.50%, 7/20/2049 99,879 98,049
Pool# MA6092
4.50%, 8/20/2049 42,951 42,004
Pool# MA6153
3.00%, 9/20/2049 83,946 75,277
Pool# MA6474
3.00%, 2/20/2050 541,600 485,499
Pool# BW4732
2.50%, 8/20/2050 745,766 630,959
Pool# BW6206
2.50%, 8/20/2050 710,007 600,705
Pool# MA6864
2.00%, 9/20/2050 1,035,248 856,630
Pool# BW4741
2.50%, 9/20/2050 792,620 670,602
Pool# BY0776
2.50%, 9/20/2050 510,260 439,279
Pool# BY0805
2.50%, 9/20/2050 480,631 413,773
Pool# MA6994
2.00%, 11/20/2050 1,379,224 1,140,026
Pool# MA7053
3.00%, 12/20/2050 654,027 585,832
Pool# MA7136
2.50%, 1/20/2051 1,434,882 1,236,607
Pool# MA7192
2.00%, 2/20/2051 3,493,919 2,887,973
Pool# MA7367
2.50%, 5/20/2051 2,955,759 2,544,640
Pool# MA7472
2.50%, 7/20/2051 2,568,596 2,211,171

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7647
1.50%, 10/20/2051 322,176 255,325
Pool# MA7648
2.00%, 10/20/2051 2,804,612 2,318,211
Pool# MA7766
2.00%, 12/20/2051 2,752,583 2,275,206
Pool# 786843
3.00%, 3/20/2052 381,694 340,486
Pool# MA8265
3.00%, 9/20/2052 353,155 315,938
Pool# MA8491
5.50%, 12/20/2052 571,576 580,157
Pool# MA8726
5.50%, 3/20/2053 244,408 248,071
Pool# MA8800
5.00%, 4/20/2053 907,413 902,301
Pool# MA8801
5.50%, 4/20/2053 1,106,789 1,123,379
Pool# MA8879
5.50%, 5/20/2053 423,865 430,091
Pool# MA8948
5.50%, 6/20/2053 986,195 1,000,381
Pool# MA9016
5.00%, 7/20/2053 3,308,638 3,290,566
Pool# MA9017
5.50%, 7/20/2053 1,440,347 1,459,308
Pool# 786798
5.50%, 7/20/2053 362,138 367,684
Pool# MA9171
5.50%, 9/20/2053 2,248,732 2,274,538
Pool# MA9243
6.50%, 10/20/2053 523,527 545,001
Pool# MA9605
5.50%, 4/20/2054 1,194,531 1,209,705
Pool# MA9780
6.00%, 7/20/2054 1,255,097 1,278,584
Pool# MA9852
6.00%, 8/20/2054 1,496,514 1,524,306
Pool# MB0024
4.50%, 11/20/2054 1,516,054 1,467,467
Pool# MB0558
6.50%, 8/20/2055 365,767 380,114
Pool# MB0624
6.00%, 9/20/2055 246,087 250,374
Pool# MB0625
6.50%, 9/20/2055 17,422 18,105
Pool# MB0748
6.50%, 11/20/2055 197,335 205,195
Pool# MB0939
6.50%, 2/20/2056 121,256 126,562
GNMA TBA
5.00%, 4/15/2056 2,350,000 2,327,210
5.50%, 4/15/2056 500,000 503,184
6.00%, 4/15/2056 1,150,000 1,169,327
6.50%, 4/15/2056 275,000 285,788
Total Mortgage-Backed Securities
(cost $292,490,744)
270,001,641
Municipal Bonds 0 .5%
Principal
Amount ($) Value ($)
California 0 .2%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 111,967
Bay Area Toll Authority, RB,
Series F, 6.26%, 4/1/2049 250,000 260,862
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 58,906
Golden State Tobacco
Securitization Corp., RB,
Series A-1, 3.71%, 6/1/2041 90,000 71,302
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 50,000 55,670
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 88,101
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 50,000 52,973
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 50,000 53,051
Series F, 6.58%, 5/15/2049 50,000 53,119
Series N, 3.26%, 5/15/2060 80,000 50,788
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 101,595
State of California
7.55%, 4/1/2039 410,000 486,700
7.63%, 3/1/2040 175,000 208,259
University of California
Series 2019 BD, 3.35%,
7/1/2029 50,000 48,994
Series AQ, 4.77%,
5/15/2115 50,000 40,016
1,742,303
Connecticut 0 .0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 250,000 266,221
Florida 0 .0%
†
State Board of Administration
Finance Corp., RB, Series
A, 2.15%, 7/1/2030 105,000 96,640
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 100,000 107,895
Illinois 0 .0%
†
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 131,169 146,473

64 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Illinois
State of Illinois, GO, 5.10%,
6/1/2033 388,284 395,509
541,982
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
Series A, 4.48%, 8/1/2039 50,000 48,196
5.20%, 12/1/2039 45,000 45,755
93,951
New Jersey 0 .1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 93,000 97,541
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 520,091
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 100,000 102,235
719,867
New York 0 .1%
City of New York
Series B-2, 5.26%,
10/1/2052 35,000 32,991
Series D-1, 5.11%,
10/1/2054 35,000 31,970
Metropolitan Transportation
Authority Dedicated Tax
Fund, RB, Series C, 7.34%,
11/15/2039 100,000 115,874
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 50,000 48,193
New York State Dormitory
Authority
Series B, 5.23%, 7/1/2035 100,000 102,818
Series F, 5.63%, 3/15/2039 135,000 138,534
Port Authority of New York &
New Jersey
Series 159, 6.04%,
12/1/2029 100,000 107,036
Series 225, 3.18%,
7/15/2060 135,000 87,042
664,458
Ohio 0 .0%
†
JobsOhio Beverage System,
RB, Series 2013B, 4.53%,
1/1/2035 90,000 89,687
Municipal Bonds
Principal
Amount ($) Value ($)
Oklahoma 0 .0%
†
Oklahoma Development
Finance Authority, RB,
Series 2022, 4.38%,
11/1/2045 60,000 56,733
South Carolina 0 .0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 106,313
Texas 0 .1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 188,832
City of San Antonio, RB,
Series 2025A, 5.57%,
2/1/2050 35,000 34,945
Dallas Area Rapid Transit,
RB, Series 2009 B, 6.00%,
12/1/2044 200,000 206,903
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 69,105
Series A, 4.51%, 11/1/2051 45,000 38,286
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 31,284
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 150,000 152,607
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 125,596 128,662
Series A-2, 5.17%,
4/1/2041 70,000 70,895
921,519
Virginia 0 .0%
†
University of Virginia, RB,
Series 2020, 2.26%,
9/1/2050 90,000 51,423
Total Municipal Bonds
(cost $5,656,169)
5,458,992
Supranational 1 .3%
African Development Bank
4.38%, 3/14/2028 300,000 303,045
3.50%, 9/18/2029(b) 200,000 197,465
4.00%, 3/18/2030(b) 150,000 150,405
4.13%, 1/22/2036 30,000 29,397
Asian Development Bank
3.75%, 4/25/2028 1,250,000 1,248,680
4.50%, 8/25/2028 700,000 710,700
1.88%, 1/24/2030 500,000 464,537
3.75%, 8/28/2030 120,000 119,116
4.25%, 1/14/2036 30,000 29,788

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 65
Supranational
Principal
Amount ($) Value ($)
Asian Development Bank
Asian Infrastructure
Investment Bank (The),
4.13%, 1/18/2029(b) 600,000 604,199
Corp. Andina de Fomento,
5.00%, 1/24/2029 200,000 204,776
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029(b) 475,000 478,401
European Investment Bank
2.38%, 5/24/2027(b) 1,500,000 1,475,827
3.63%, 7/15/2030 900,000 889,743
3.88%, 10/15/2030(b) 115,000 114,733
1.25%, 2/14/2031 300,000 264,393
3.75%, 3/13/2031 30,000 29,673
4.25%, 8/16/2032 120,000 120,898
4.13%, 2/13/2034(b) 400,000 397,439
4.63%, 2/12/2035(b) 100,000 102,435
4.25%, 2/8/2036(b) 35,000 34,743
Inter-American Development
Bank
2.25%, 6/18/2029 250,000 237,971
3.50%, 9/14/2029 650,000 642,088
1.13%, 1/13/2031 400,000 351,033
4.38%, 7/17/2034 210,000 211,491
4.38%, 7/16/2035 235,000 235,714
4.13%, 1/23/2036 50,000 49,027
Inter-American Investment
Corp.
4.25%, 2/14/2029 100,000 100,880
4.25%, 4/1/2030 100,000 100,792
International Bank for
Reconstruction &
Development
2.50%, 11/22/2027 1,000,000 979,311
1.13%, 9/13/2028 800,000 750,010
3.88%, 2/14/2030 850,000 849,361
4.13%, 3/20/2030 310,000 312,510
4.00%, 7/25/2030 300,000 300,787
1.63%, 11/3/2031 1,000,000 880,207
4.38%, 8/27/2035 300,000 301,038
International Finance Corp.,
4.50%, 7/13/2028 400,000 405,863
Nordic Investment Bank,
4.38%, 3/14/2028 250,000 252,544
Total Supranational
(cost $15,244,435)
14,931,020
U.S. Government Agency Securities 0 .6%
FHLB, 5.50%, 7/15/2036 1,000,000 1,088,778
FHLMC, 6.25%, 7/15/2032(b) 995,000 1,110,327
FNMA
6.25%, 5/15/2029 2,000,000 2,140,585
7.25%, 5/15/2030 1,500,000 1,693,724
0.88%, 8/5/2030(b) 250,000 219,722
Tennessee Valley Authority
4.88%, 1/15/2048 250,000 240,050
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
Tennessee Valley Authority
5.25%, 2/1/2055 25,000 24,613
Total U.S. Government Agency Securities
(cost $6,822,189)
6,517,799
U.S. Treasury Obligations 45 .3%
U.S. Treasury Bonds
5.38%, 2/15/2031 250,000 265,664
4.25%, 5/15/2039 1,810,000 1,756,761
4.50%, 8/15/2039 1,080,000 1,069,706
4.38%, 11/15/2039 300,000 292,594
1.13%, 5/15/2040 5,020,000 3,162,208
4.38%, 5/15/2040 (b) 450,000 437,080
1.13%, 8/15/2040 4,430,000 2,761,655
3.88%, 8/15/2040 1,000,000 916,562
1.38%, 11/15/2040 2,790,000 1,797,152
4.75%, 2/15/2041 (b) 1,000,000 1,005,430
1.75%, 8/15/2041 4,040,000 2,700,961
2.38%, 2/15/2042 2,370,000 1,727,045
3.13%, 2/15/2042 1,000,000 814,453
3.00%, 5/15/2042 (b) 1,000,000 796,953
3.25%, 5/15/2042 2,000,000 1,647,969
2.75%, 8/15/2042 1,000,000 764,687
3.38%, 8/15/2042 1,473,000 1,230,358
2.75%, 11/15/2042 1,500,000 1,140,879
4.00%, 11/15/2042 1,672,000 1,512,964
3.13%, 2/15/2043 1,750,000 1,401,162
3.88%, 2/15/2043 1,331,000 1,182,666
2.88%, 5/15/2043 620,000 476,165
4.38%, 8/15/2043 1,000,000 943,867
4.75%, 11/15/2043 1,008,000 995,872
4.63%, 5/15/2044 2,000,000 1,939,609
4.13%, 8/15/2044 946,000 858,273
4.63%, 11/15/2044 1,270,000 1,228,874
4.75%, 2/15/2045 (b) 1,565,000 1,537,735
5.00%, 5/15/2045 1,630,000 1,651,203
4.88%, 8/15/2045 2,383,000 2,375,181
4.63%, 11/15/2045 (b) 952,000 918,234
2.50%, 2/15/2046 680,000 469,147
3.00%, 2/15/2047 1,670,000 1,244,280
3.00%, 5/15/2047 1,925,000 1,430,666
2.75%, 8/15/2047 1,730,000 1,224,178
2.75%, 11/15/2047 3,200,000 2,257,125
3.00%, 2/15/2048 3,000,000 2,212,266
3.13%, 5/15/2048 2,000,000 1,505,078
3.00%, 8/15/2048 3,000,000 2,201,719
3.38%, 11/15/2048 4,000,000 3,134,531
3.00%, 2/15/2049 3,000,000 2,191,055
2.88%, 5/15/2049 3,500,000 2,488,281
2.25%, 8/15/2049 3,000,000 1,865,977
2.00%, 2/15/2050 2,630,000 1,531,153
1.25%, 5/15/2050 (b) 1,041,000 494,028
1.38%, 8/15/2050 4,360,000 2,131,972
1.63%, 11/15/2050 3,590,000 1,873,111
2.38%, 5/15/2051 4,350,000 2,721,299
4.00%, 11/15/2052 4,800,000 4,124,062
4.13%, 8/15/2053 988,000 866,430
4.75%, 11/15/2053 4,829,000 4,695,259
4.25%, 2/15/2054 330,000 295,608
4.63%, 5/15/2054 4,700,000 4,481,340

66 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.25%, 8/15/2054 4,553,000 4,077,781
4.50%, 11/15/2054 3,733,000 3,487,439
4.63%, 2/15/2055 4,236,000 4,040,250
4.75%, 5/15/2055 2,766,000 2,693,284
4.75%, 8/15/2055 (b) 1,806,000 1,760,003
4.63%, 11/15/2055 (b) 2,710,000 2,589,320
4.75%, 2/15/2056 1,160,000 1,131,362
U.S. Treasury Notes
4.50%, 4/15/2027 300,000 302,284
2.75%, 4/30/2027 2,500,000 2,472,922
3.75%, 4/30/2027 1,521,000 1,520,355
0.50%, 5/31/2027 4,100,000 3,946,090
3.88%, 5/31/2027 7,326,000 7,330,865
4.63%, 6/15/2027 3,000,000 3,028,125
3.75%, 6/30/2027 7,323,000 7,317,279
0.38%, 7/31/2027 3,710,000 3,544,499
2.75%, 7/31/2027 3,000,000 2,957,930
0.50%, 8/31/2027 8,000,000 7,634,688
3.13%, 8/31/2027 3,000,000 2,970,586
3.63%, 8/31/2027 6,630,000 6,610,317
3.38%, 9/15/2027 6,800,000 6,755,641
0.38%, 9/30/2027 3,420,000 3,248,866
3.50%, 9/30/2027 (b) 4,413,000 4,391,452
4.13%, 9/30/2027 4,000,000 4,016,406
3.88%, 10/15/2027 1,836,000 1,837,147
0.50%, 10/31/2027 3,000,000 2,847,305
4.13%, 10/31/2027 (b) 2,000,000 2,008,281
2.25%, 11/15/2027 5,390,000 5,255,882
4.13%, 11/15/2027 2,000,000 2,008,594
3.38%, 11/30/2027 5,810,000 5,767,106
3.38%, 12/31/2027 (b) 5,570,000 5,527,137
4.25%, 1/15/2028 6,820,000 6,868,219
4.25%, 2/15/2028 5,990,000 6,035,861
3.88%, 3/15/2028 2,514,000 2,516,848
3.75%, 4/15/2028 (b) 6,700,000 6,690,840
3.75%, 5/15/2028 6,480,000 6,471,141
3.88%, 6/15/2028 6,250,000 6,258,301
3.88%, 7/15/2028 (b) 6,550,000 6,557,676
3.38%, 9/15/2028 4,770,000 4,720,809
3.13%, 11/15/2028 (b) 1,040,000 1,021,881
3.50%, 11/15/2028 (b) 1,481,000 1,469,025
1.50%, 11/30/2028 3,000,000 2,824,922
4.38%, 11/30/2028 3,000,000 3,041,484
1.38%, 12/31/2028 (b) 5,000,000 4,683,203
3.75%, 12/31/2028 3,000,000 2,994,023
1.75%, 1/31/2029 2,000,000 1,889,141
4.00%, 1/31/2029 4,000,000 4,018,125
1.88%, 2/28/2029 4,000,000 3,786,562
4.25%, 2/28/2029 1,953,000 1,975,429
4.13%, 3/31/2029 3,000,000 3,024,961
4.63%, 4/30/2029 536,000 548,144
4.50%, 5/31/2029 4,000,000 4,077,500
4.25%, 6/30/2029 5,000,000 5,060,547
4.00%, 7/31/2029 3,000,000 3,013,359
1.63%, 8/15/2029 (b) 3,000,000 2,791,758
3.13%, 8/31/2029 4,000,000 3,905,781
3.50%, 9/30/2029 2,870,000 2,835,470
3.88%, 9/30/2029 3,500,000 3,500,273
1.75%, 11/15/2029 (b) 1,190,000 1,106,003
3.88%, 11/30/2029 3,000,000 2,999,297
4.13%, 11/30/2029 3,000,000 3,024,844
3.88%, 12/31/2029 3,000,000 2,998,008
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.38%, 12/31/2029 2,678,000 2,723,296
3.50%, 1/31/2030 3,000,000 2,958,281
4.25%, 1/31/2030 5,212,000 5,277,964
1.50%, 2/15/2030 4,700,000 4,300,867
4.00%, 2/28/2030 (b) 3,700,000 3,714,020
3.63%, 3/31/2030 2,800,000 2,771,016
4.00%, 3/31/2030 4,861,000 4,878,469
3.50%, 4/30/2030 4,000,000 3,939,062
3.88%, 4/30/2030 3,333,000 3,329,355
3.75%, 5/31/2030 2,500,000 2,484,766
4.00%, 5/31/2030 (b) 5,284,000 5,301,957
3.75%, 6/30/2030 3,000,000 2,980,547
3.88%, 6/30/2030 4,409,000 4,402,283
4.00%, 7/31/2030 3,000,000 3,009,492
0.63%, 8/15/2030 4,720,000 4,099,025
3.63%, 8/31/2030 5,570,000 5,501,680
4.13%, 8/31/2030 3,000,000 3,023,086
4.63%, 9/30/2030 2,500,000 2,570,996
3.63%, 10/31/2030 (b) 3,950,000 3,898,928
4.88%, 10/31/2030 2,000,000 2,077,891
3.50%, 11/30/2030 (b) 3,304,000 3,243,212
4.38%, 11/30/2030 3,000,000 3,054,258
3.63%, 12/31/2030 (b) 3,150,000 3,107,180
3.75%, 12/31/2030 3,000,000 2,974,336
3.75%, 1/31/2031 4,630,000 4,590,573
4.00%, 1/31/2031 2,000,000 2,004,062
3.50%, 2/28/2031 4,681,000 4,590,306
4.25%, 2/28/2031 3,000,000 3,038,906
4.63%, 4/30/2031 3,000,000 3,089,062
1.63%, 5/15/2031 5,500,000 4,905,098
4.63%, 5/31/2031 3,000,000 3,088,945
4.50%, 12/31/2031 1,313,000 1,344,184
4.38%, 1/31/2032 1,735,000 1,764,549
4.13%, 3/31/2032 1,117,000 1,120,927
4.00%, 4/30/2032 1,218,000 1,213,480
2.88%, 5/15/2032 1,700,000 1,589,898
4.13%, 5/31/2032 2,732,000 2,739,150
4.00%, 7/31/2032 2,714,000 2,700,324
3.88%, 8/31/2032 2,258,000 2,229,687
3.88%, 9/30/2032 2,827,000 2,790,116
3.75%, 10/31/2032 1,713,000 1,677,335
4.13%, 11/15/2032 (b) 4,900,000 4,901,723
3.50%, 2/15/2033 8,700,000 8,371,031
3.75%, 2/28/2033 524,000 512,046
3.38%, 5/15/2033 6,550,000 6,239,643
3.88%, 8/15/2033 6,660,000 6,537,987
4.50%, 11/15/2033 4,860,000 4,960,617
4.00%, 2/15/2034 1,109,000 1,093,925
4.38%, 5/15/2034 9,500,000 9,600,195
3.88%, 8/15/2034 5,970,000 5,818,185
4.25%, 11/15/2034 9,290,000 9,287,460
4.63%, 2/15/2035 4,567,000 4,685,813
4.25%, 5/15/2035 1,784,000 1,779,261
4.25%, 8/15/2035 (b) 3,729,000 3,715,016
4.00%, 11/15/2035 1,790,000 1,746,089
4.13%, 2/15/2036 2,592,000 2,551,500
Total U.S. Treasury Obligations
(cost $537,251,787)
514,436,178

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 67
Repurchase Agreements 1 .9%
Principal
Amount ($) Value ($)
CF Secured, LLC
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $4,345,711,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$4,432,625. (g) 4,345,270 4,345,270
MetLife, Inc.
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $17,001,728,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$17,348,705. (g) 17,000,000 17,000,000
Total Repurchase Agreements
(cost $21,345,270)
21,345,270
Total Investments
(cost $1,210,454,650) — 100.7%
1,143,473,100
Liabilities in excess of other
assets — (0.7)% (8,473,021)
NET ASSETS — 100.0%
$ 1,135,000,079
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2026.
(b) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $173,183,451, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $21,345,270 and by $156,900,009 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/14/2026 - 2/15/2056, a total value of
$178,245,279.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $2,451,106 which represents 0.22% of net assets.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2026.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2026.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $21,345,270.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities

68 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Bond Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Bond Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 69
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 2,130,488 $ – $ 2,130,488
Commercial Mortgage-Backed Securities – 16,299,068 – 16,299,068
Corporate Bonds – 274,574,010 – 274,574,010
Foreign Government Securities – 17,778,634 – 17,778,634
Mortgage-Backed Securities – 270,001,641 – 270,001,641
Municipal Bonds – 5,458,992 – 5,458,992
Repurchase Agreements – 21,345,270 – 21,345,270
Supranational – 14,931,020 – 14,931,020
U.S. Government Agency Securities – 6,517,799 – 6,517,799
U.S. Treasury Obligations – 514,436,178 – 514,436,178
Total $ – $ 1,143,473,100 $ – $ 1,143,473,100
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

70 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks 97 .7%
Shares Value ($)
AUSTRALIA 7 .4%
Banks 2 .2%
ANZ Group Holdings Ltd. 118,145 2,969,963
Commonwealth Bank of
Australia 65,458 7,645,956
National Australia Bank Ltd. 119,836 3,465,820
Westpac Banking Corp. 133,143 3,657,592
17,739,331
Biotechnology 0 .2%
CSL Ltd. 19,035 1,869,969
Broadline Retail 0 .3%
Wesfarmers Ltd. 44,335 2,247,448
Capital Markets 0 .3%
ASX Ltd. 7,786 282,671
Macquarie Group Ltd. 14,139 2,006,046
2,288,717
Commercial Services & Supplies 0 .1%
Brambles Ltd. 52,346 817,955
Consumer Staples Distribution & Retail 0 .3%
Coles Group Ltd. 52,124 791,129
Woolworths Group Ltd. 48,488 1,220,913
2,012,042
Diversified REITs 0 .0%
†
Stockland 93,069 278,717
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 152,600 562,033
Electric Utilities 0 .1%
Origin Energy Ltd. 69,993 599,866
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 13,530 378,203
Gas Utilities 0 .0%
†
APA Group 52,150 358,610
Health Care Equipment & Supplies 0 .0%
†
Cochlear Ltd. 2,515 295,349
Health Care Providers & Services 0 .1%
Sigma Healthcare Ltd.(a) 200,087 367,898
Sonic Healthcare Ltd.(a) 18,984 268,708
636,606
Health Care Technology 0 .0%
†
Pro Medicus Ltd.(a) 2,236 184,729
Hotels, Restaurants & Leisure 0 .1%
Aristocrat Leisure Ltd. 21,326 677,620
Lottery Corp. Ltd. (The)(a) 89,157 332,309
1,009,929
Industrial REITs 0 .2%
Goodman Group 80,647 1,435,673
Insurance 0 .3%
Insurance Australia Group
Ltd. 90,856 457,221
Medibank Pvt Ltd. 108,884 329,519
QBE Insurance Group Ltd. 58,761 863,376
Suncorp Group Ltd. 44,319 494,431
2,144,547
Interactive Media & Services 0 .1%
CAR Group Ltd.(a) 14,909 241,100
REA Group Ltd.(a) 1,853 205,229
446,329
Common Stocks
Shares Value ($)
AUSTRALIA
Metals & Mining 2 .4%
BHP Group Ltd. 198,508 7,253,128
Evolution Mining Ltd. 77,997 706,869
Fortescue Ltd. 65,049 918,883
Glencore plc 388,664 2,961,620
Lynas Rare Earths Ltd.* 36,417 494,899
Northern Star Resources Ltd. 52,210 762,205
Rio Tinto Ltd. 14,636 1,645,582
Rio Tinto plc 44,255 4,113,580
South32 Ltd. 175,072 526,254
19,383,020
Oil, Gas & Consumable Fuels 0 .3%
Santos Ltd. 130,348 715,853
Woodside Energy Group Ltd.
(a) 74,671 1,780,946
2,496,799
Passenger Airlines 0 .0%
†
Qantas Airways Ltd. 26,003 152,719
Professional Services 0 .1%
Computershare Ltd. 19,996 394,897
Retail REITs 0 .1%
Scentre Group 200,398 462,345
Vicinity Ltd. 158,646 257,390
719,735
Software 0 .0%
†
WiseTech Global Ltd.(a) 7,859 214,503
Trading Companies & Distributors 0 .0%
†
SGH Ltd.(a) 7,137 202,409
Transportation Infrastructure 0 .1%
Transurban Group 119,645 1,162,789
60,032,924
AUSTRIA 0 .3%
Banks 0 .2%
BAWAG Group AG Reg. S(b) 2,978 454,526
Erste Group Bank AG 12,038 1,300,775
Raiffeisen Bank International
AG* 4,848 207,371
1,962,672
Electric Utilities 0 .0%
†
Verbund AG 2,388 181,942
Oil, Gas & Consumable Fuels 0 .1%
OMV AG 5,865 425,933
2,570,547
BELGIUM 0 .9%
Banks 0 .2%
KBC Group NV 9,032 1,104,110
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 39,096 2,712,881
Chemicals 0 .0%
†
Syensqo SA(a) 3,047 176,280
Distributors 0 .0%
†
D'ieteren Group(a) 753 139,212
Electric Utilities 0 .0%
†
Elia Group SA/NV* 1,530 234,468

NVIT International Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
BELGIUM
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 3,253 294,044
Sofina SA(a) 579 140,278
434,322
Food Products 0 .0%
†
Lotus Bakeries NV(a) 18 204,559
Insurance 0 .1%
Ageas SA/NV 5,805 425,170
Pharmaceuticals 0 .2%
Financiere de Tubize SA(a) 738 182,470
UCB SA 4,930 1,484,970
1,667,440
7,098,442
BRAZIL 0 .1%
Chemicals 0 .1%
Yara International ASA 6,683 389,018
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 15,148 673,886
CHINA 0 .5%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 145,500 801,720
Broadline Retail 0 .3%
Prosus NV 51,158 2,338,587
Food Products 0 .0%
†
Wilmar International Ltd. 67,394 203,041
Machinery 0 .1%
Yangzijiang Shipbuilding
Holdings Ltd. 105,000 312,005
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 47,000 207,491
Real Estate Management & Development 0 .0%
†
Wharf Holdings Ltd. (The)(a) 48,708 134,578
3,997,422
CZECH REPUBLIC 0 .0%
†
Aerospace & Defense 0 .0%
†
CSG NV* 7,658 206,062
DENMARK 1 .5%
Air Freight & Logistics 0 .2%
DSV A/S 8,010 1,913,622
Banks 0 .2%
Danske Bank A/S 26,474 1,285,265
Beverages 0 .1%
Carlsberg A/S, Class B 3,611 450,563
Biotechnology 0 .1%
Genmab A/S* 2,412 645,358
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 3,381 94,383
Chemicals 0 .1%
Novonesis Novozymes B,
Class B 13,621 805,951
Common Stocks
Shares Value ($)
DENMARK
Electrical Equipment 0 .1%
Vestas Wind Systems A/S 38,791 1,161,422
Health Care Equipment & Supplies 0 .0%
†
Coloplast A/S, Class B 4,861 331,438
Demant A/S* 3,757 114,182
445,620
Independent Power and Renewable Electricity Producers
0 .1%
Orsted A/S Reg. S*(b) 20,450 500,689
Insurance 0 .0%
†
Tryg A/S 13,266 317,555
Pharmaceuticals 0 .6%
Novo Nordisk A/S, Class B 126,362 4,656,336
Textiles, Apparel & Luxury Goods 0 .0%
†
Pandora A/S 3,063 215,130
12,491,894
FINLAND 1 .2%
Banks 0 .3%
Nordea Bank Abp 120,066 2,066,653
Communications Equipment 0 .2%
Nokia OYJ 208,729 1,663,557
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B(a) 9,578 211,957
Diversified Telecommunication Services 0 .0%
†
Elisa OYJ(a) 5,799 281,172
Electric Utilities 0 .1%
Fortum OYJ(a) 17,425 442,897
Insurance 0 .1%
Sampo OYJ, Class A 95,949 1,028,133
Machinery 0 .3%
Kone OYJ, Class B(a) 13,056 832,403
Metso Oyj 25,604 442,822
Wartsila OYJ Abp 19,320 722,407
1,997,632
Oil, Gas & Consumable Fuels 0 .1%
Neste OYJ 16,831 543,541
Paper & Forest Products 0 .1%
Stora Enso OYJ, Class R(a) 23,813 280,497
UPM-Kymmene OYJ(a) 20,272 630,568
911,065
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 4,367 353,182
9,499,789
FRANCE 8 .4%
Aerospace & Defense 1 .3%
Airbus SE 23,321 4,380,275
Dassault Aviation SA 802 297,462
Safran SA 13,890 4,542,627
Thales SA 3,704 1,087,521
10,307,885
Automobile Components 0 .1%
Cie Generale des
Etablissements Michelin
SCA 25,754 876,984

72 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Automobiles 0 .0%
†
Renault SA 7,668 260,174
Banks 0 .8%
BNP Paribas SA 39,508 3,763,571
Credit Agricole SA 40,989 769,490
Societe Generale SA 27,158 1,982,971
6,516,032
Beverages 0 .1%
Pernod Ricard SA 7,874 587,708
Building Products 0 .2%
Cie de Saint-Gobain SA 17,255 1,420,004
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 2,644 227,402
Chemicals 0 .6%
Air Liquide SA 22,615 4,658,696
Construction & Engineering 0 .5%
Bouygues SA 7,554 435,810
Eiffage SA 2,712 416,382
Vinci SA 19,435 2,910,730
3,762,922
Consumer Staples Distribution & Retail 0 .0%
†
Carrefour SA 23,247 428,576
Diversified REITs 0 .0%
†
Covivio SA 1,902 113,715
Diversified Telecommunication Services 0 .2%
Orange SA 73,485 1,501,465
Electrical Equipment 0 .2%
Legrand SA 10,310 1,593,149
Food Products 0 .2%
Danone SA 24,865 1,996,963
Ground Transportation 0 .0%
†
Ayvens SA Reg. S(b) 13,644 160,745
Health Care Equipment & Supplies 0 .4%
BioMerieux 1,453 154,733
EssilorLuxottica SA 11,885 2,766,058
2,920,791
Hotels, Restaurants & Leisure 0 .1%
Accor SA 7,583 363,319
Sodexo SA(a) 3,899 200,153
563,472
Insurance 0 .4%
AXA SA 65,579 3,006,513
IT Services 0 .1%
Capgemini SE 5,924 692,425
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,033 202,246
Machinery 0 .0%
†
Alstom SA* 13,650 388,945
Media 0 .1%
Publicis Groupe SA 8,792 727,107
Multi-Utilities 0 .4%
Engie SA 70,805 2,282,766
Veolia Environnement SA 24,218 925,133
3,207,899
Common Stocks
Shares Value ($)
FRANCE
Office REITs 0 .0%
†
Gecina SA 1,615 127,702
Oil, Gas & Consumable Fuels 0 .9%
Bollore SE 24,656 140,926
TotalEnergies SE 77,666 7,171,154
7,312,080
Personal Care Products 0 .5%
L'Oreal SA 9,409 3,858,307
Pharmaceuticals 0 .0%
†
Ipsen SA 1,541 288,986
Professional Services 0 .0%
†
Bureau Veritas SA(a) 13,227 397,331
Retail REITs 0 .1%
Klepierre SA 8,560 322,635
Unibail-Rodamco-Westfield 4,677 522,722
845,357
Software 0 .1%
Dassault Systemes SE 25,764 524,552
Textiles, Apparel & Luxury Goods 1 .1%
Hermes International SCA 1,239 2,366,366
Kering SA 2,860 864,826
LVMH Moet Hennessy Louis
Vuitton SE 9,701 5,392,447
8,623,639
Trading Companies & Distributors 0 .0%
†
Rexel SA 8,912 348,544
Transportation Infrastructure 0 .0%
†
Aeroports de Paris SA(a) 1,215 147,837
Getlink SE 12,647 272,537
420,374
68,868,690
GERMANY 8 .6%
Aerospace & Defense 0 .5%
Hensoldt AG(a) 2,752 238,901
MTU Aero Engines AG 2,068 740,351
Rheinmetall AG 1,790 2,985,187
3,964,439
Air Freight & Logistics 0 .2%
Deutsche Post AG 35,586 1,835,212
Automobile Components 0 .0%
†
Continental AG 4,355 299,377
Automobiles 0 .5%
Bayerische Motoren Werke
AG 10,777 973,318
Bayerische Motoren Werke
AG (Preference) 2,100 188,673
Dr Ing hc F Porsche AG
(Preference) Reg. S(a)(b) 4,869 218,204
Mercedes-Benz Group AG 28,397 1,720,421
Porsche Automobil Holding
SE (Preference) 6,179 222,263
Volkswagen AG (Preference) 7,921 793,224
4,116,103
Banks 0 .1%
Commerzbank AG 29,289 1,051,517
Capital Markets 0 .5%
Deutsche Bank AG
(Registered) 71,344 2,087,667

NVIT International Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
GERMANY
Capital Markets
Deutsche Boerse AG 7,455 2,167,437
4,255,104
Chemicals 0 .3%
BASF SE 35,037 2,117,155
Evonik Industries AG 8,988 174,094
Symrise AG, Class A 5,149 435,958
2,727,207
Construction & Engineering 0 .0%
†
Hochtief AG(a) 573 252,009
Construction Materials 0 .1%
Heidelberg Materials AG 5,140 1,058,628
Diversified Telecommunication Services 0 .7%
Deutsche Telekom AG
(Registered) 144,145 5,315,210
Electrical Equipment 0 .6%
Siemens Energy AG 30,393 5,001,944
Entertainment 0 .0%
†
CTS Eventim AG & Co.
KGaA(a) 2,188 125,480
Health Care Equipment & Supplies 0 .1%
Siemens Healthineers AG
Reg. S(b) 12,999 545,313
Health Care Providers & Services 0 .2%
Fresenius Medical Care AG 8,450 375,952
Fresenius SE & Co. KGaA 16,226 831,170
1,207,122
Household Products 0 .1%
Henkel AG & Co. KGaA 4,102 293,790
Henkel AG & Co. KGaA
(Preference) 6,159 473,212
767,002
Independent Power and Renewable Electricity Producers
0 .2%
RWE AG 24,989 1,664,361
Industrial Conglomerates 0 .9%
Siemens AG (Registered) 29,746 7,055,464
Insurance 1 .3%
Allianz SE (Registered) 14,835 6,147,443
Hannover Rueck SE 2,316 716,812
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 5,099 3,176,316
Talanx AG 2,570 312,767
10,353,338
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 3,018 231,244
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference) 1,084 264,526
Machinery 0 .2%
Daimler Truck Holding AG 18,251 870,049
GEA Group AG 5,723 404,447
Knorr-Bremse AG 2,902 323,998
Rational AG 179 129,569
1,728,063
Common Stocks
Shares Value ($)
GERMANY
Multi-Utilities 0 .2%
E.ON SE 88,160 1,926,893
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered) 24,760 204,370
Personal Care Products 0 .1%
Beiersdorf AG(a) 3,765 333,099
Pharmaceuticals 0 .3%
Bayer AG (Registered) 38,590 1,754,342
Merck KGaA(a) 4,965 616,600
2,370,942
Real Estate Management & Development 0 .1%
LEG Immobilien SE 2,650 172,582
Vonovia SE 30,474 758,936
931,518
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 51,364 2,256,842
Software 0 .9%
Nemetschek SE 2,014 148,236
SAP SE 40,879 6,918,077
7,066,313
Specialty Retail 0 .0%
†
Zalando SE Reg. S*(a)(b) 7,980 190,912
Textiles, Apparel & Luxury Goods 0 .1%
adidas AG 6,826 1,075,683
Trading Companies & Distributors 0 .1%
Brenntag SE(a) 4,959 327,178
70,502,413
HONG KONG 1 .8%
Capital Markets 0 .3%
Futu Holdings Ltd., ADR* 2,184 298,684
Hong Kong Exchanges &
Clearing Ltd. 42,200 2,138,920
2,437,604
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 159,220 248,244
Electric Utilities 0 .2%
CK Infrastructure Holdings
Ltd. 27,500 219,488
CLP Holdings Ltd. 66,500 626,120
Power Assets Holdings Ltd.
(a) 54,000 420,731
1,266,339
Food Products 0 .1%
WH Group Ltd. Reg. S(b) 327,045 430,942
Gas Utilities 0 .0%
†
Hong Kong & China Gas Co.
Ltd. 428,266 392,566
Ground Transportation 0 .0%
†
MTR Corp. Ltd.(a) 64,500 264,686
Industrial Conglomerates 0 .0%
†
Swire Pacific Ltd., Class A 16,000 175,482
Insurance 0 .7%
AIA Group Ltd. 410,200 4,608,125
Prudential
plc
98,474 1,373,252
5,981,377

74 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Machinery 0 .1%
Techtronic Industries Co. Ltd. 58,500 778,673
Real Estate Management & Development 0 .3%
CK Asset Holdings Ltd. 74,516 425,648
Henderson Land
Development Co. Ltd.(a) 61,775 229,120
Hongkong Land Holdings
Ltd. 44,400 347,272
Sino Land Co. Ltd. 155,000 230,971
Sun Hung Kai Properties Ltd. 58,000 983,037
Wharf Real Estate
Investment Co. Ltd. 71,500 207,292
2,423,340
Retail REITs 0 .1%
Link REIT 106,840 494,676
14,893,929
INDONESIA 0 .1%
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings
Ltd. 6,300 452,254
IRELAND 0 .4%
Banks 0 .2%
AIB Group plc 82,078 872,975
Bank of Ireland Group plc 38,854 711,048
1,584,023
Building Products 0 .1%
Kingspan Group plc 5,902 498,183
Food Products 0 .0%
†
Kerry Group plc, Class A 6,230 493,391
Trading Companies & Distributors 0 .1%
AerCap Holdings NV 6,772 928,983
3,504,580
ISRAEL 1 .0%
Aerospace & Defense 0 .1%
Elbit Systems Ltd. 1,115 934,036
Banks 0 .4%
Bank Hapoalim BM 48,287 1,130,224
Bank Leumi Le-Israel BM 57,199 1,274,695
Israel Discount Bank Ltd.,
Class A 46,987 471,108
Mizrahi Tefahot Bank Ltd. 5,998 434,943
3,310,970
Chemicals 0 .0%
†
ICL Group Ltd.(a) 27,157 139,929
Insurance 0 .1%
Phoenix Financial Ltd. 8,797 467,291
Pharmaceuticals 0 .2%
Teva Pharmaceutical
Industries Ltd., ADR* 44,936 1,353,472
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 1,742 233,313
Semiconductors & Semiconductor Equipment 0 .1%
Nova Ltd.* 1,151 511,299
Tower Semiconductor
Ltd.*(a) 4,353 763,295
1,274,594
Common Stocks
Shares Value ($)
ISRAEL
Software 0 .1%
Check Point Software
Technologies Ltd.* 3,299 471,262
Nice Ltd.* 2,523 278,184
749,446
8,463,051
ITALY 3 .2%
Aerospace & Defense 0 .1%
Leonardo SpA 15,545 1,044,127
Automobiles 0 .2%
Ferrari NV 4,895 1,649,960
Banks 1 .2%
Banca Monte dei Paschi di
Siena SpA(a) 75,863 661,007
Banco BPM SpA 43,651 609,869
BPER Banca SpA 59,755 780,030
FinecoBank Banca Fineco
SpA 23,492 521,592
Intesa Sanpaolo SpA 547,167 3,326,075
UniCredit SpA 54,759 3,945,793
9,844,366
Beverages 0 .1%
Coca-Cola HBC AG 8,455 479,306
Davide Campari-Milano
NV(a) 27,118 193,140
672,446
Diversified Telecommunication Services 0 .1%
Telecom Italia SpA*(a) 696,023 516,787
Electric Utilities 0 .5%
Enel SpA 320,261 3,486,637
Terna - Rete Elettrica
Nazionale(a) 54,046 618,926
4,105,563
Electrical Equipment 0 .1%
Prysmian SpA 11,177 1,306,969
Financial Services 0 .1%
Banca Mediolanum SpA 7,842 159,274
Poste Italiane SpA Reg. S(a)
(b) 17,641 415,051
574,325
Gas Utilities 0 .1%
Italgas SpA 23,572 274,558
Snam SpA 77,459 589,114
863,672
Insurance 0 .2%
Generali(a) 32,742 1,320,183
Unipol Assicurazioni SpA 14,280 334,285
1,654,468
Oil, Gas & Consumable Fuels 0 .3%
Eni SpA(a) 80,331 2,281,103
Passenger Airlines 0 .1%
Ryanair Holdings plc 33,416 946,690
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 4,773 271,510
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 8,973 540,778
26,272,764

NVIT International Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
IVORY COAST 0 .1%
Metals & Mining 0 .1%
Endeavour Mining plc 7,803 472,393
JAPAN 22 .4%
Automobile Components 0 .4%
Aisin Corp. 19,400 268,549
Bridgestone Corp. 43,800 909,108
Denso Corp. 67,100 833,119
Sumitomo Electric Industries
Ltd. 28,100 1,573,464
3,584,240
Automobiles 1 .3%
Honda Motor Co. Ltd.(a) 146,800 1,188,285
Isuzu Motors Ltd.(a) 21,400 307,401
Nissan Motor Co. Ltd.*(a) 78,100 165,779
Subaru Corp.(a) 22,500 359,445
Suzuki Motor Corp. 60,700 727,245
Toyota Motor Corp. 370,670 7,683,728
Yamaha Motor Co. Ltd.(a) 37,200 265,157
10,697,040
Banks 2 .4%
Chiba Bank Ltd. (The)(a) 23,100 297,632
Japan Post Bank Co. Ltd.(a) 71,400 1,174,683
Mitsubishi UFJ Financial
Group, Inc. 440,867 7,448,742
Mizuho Financial Group, Inc. 97,851 3,905,708
Resona Holdings, Inc. 80,500 895,721
Sumitomo Mitsui Financial
Group, Inc.(a) 143,859 4,742,117
Sumitomo Mitsui Trust
Group, Inc. 25,680 817,213
Yokohama Financial Group,
Inc.(a) 41,300 367,173
19,648,989
Beverages 0 .2%
Asahi Group Holdings Ltd. 58,400 586,101
Kirin Holdings Co. Ltd. 29,800 474,131
Suntory Beverage & Food
Ltd. 4,900 138,562
1,198,794
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 73,200 449,025
Rakuten Group, Inc.* 58,700 273,789
Ryohin Keikaku Co. Ltd. 19,500 414,699
1,137,513
Building Products 0 .2%
AGC, Inc. 8,100 285,653
Daikin Industries Ltd.(a) 10,500 1,273,816
1,559,469
Capital Markets 0 .3%
Daiwa Securities Group, Inc.
(a) 51,400 483,475
Japan Exchange Group, Inc. 38,300 444,696
Nomura Holdings, Inc. 119,700 946,780
SBI Holdings, Inc. 21,580 401,980
2,276,931
Chemicals 0 .6%
Asahi Kasei Corp. 51,700 500,625
Mitsubishi Chemical Group
Corp. 51,600 298,817
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nippon Paint Holdings Co.
Ltd.(a) 39,200 244,673
Nippon Sanso Holdings
Corp.(a) 7,300 260,633
Nitto Denko Corp.(a) 26,100 522,185
Shin-Etsu Chemical Co. Ltd. 65,700 2,673,174
Toray Industries, Inc.(a) 54,800 386,365
4,886,472
Commercial Services & Supplies 0 .2%
Dai Nippon Printing Co. Ltd. 16,100 292,363
Secom Co. Ltd. 15,800 606,678
TOPPAN Holdings, Inc. 9,500 251,752
1,150,793
Construction & Engineering 0 .3%
Kajima Corp. 16,200 615,407
Obayashi Corp. 24,700 594,827
Shimizu Corp. 19,400 349,723
Taisei Corp. 5,900 616,158
2,176,115
Consumer Staples Distribution & Retail 0 .3%
Aeon Co. Ltd.(a) 85,500 1,020,491
MatsukiyoCocokara & Co.(a) 11,500 183,775
Seven & i Holdings Co. Ltd.
(a) 82,600 1,111,746
Tsuruha Holdings, Inc.(a) 9,600 151,540
2,467,552
Diversified Telecommunication Services 0 .1%
NTT, Inc. 1,147,800 1,139,569
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 26,600 436,679
Kansai Electric Power Co.,
Inc. (The)(a) 36,400 599,560
1,036,239
Electrical Equipment 0 .6%
Fuji Electric Co. Ltd.(a) 5,400 378,144
Fujikura Ltd. 58,200 1,583,563
Mitsubishi Electric Corp. 75,100 2,452,577
Nidec Corp.* 31,900 401,474
4,815,758
Electronic Equipment, Instruments & Components 0 .9%
Ibiden Co. Ltd.(a) 9,300 456,095
Keyence Corp. 7,644 2,707,163
Kyocera Corp.(a) 50,300 777,613
Murata Manufacturing Co.
Ltd. 65,800 1,475,283
Shimadzu Corp. 9,700 230,113
TDK Corp. 74,700 968,523
Yokogawa Electric Corp. 9,200 284,980
6,899,770
Entertainment 0 .5%
Capcom Co. Ltd.(a) 13,600 288,385
Konami Group Corp.(a) 3,900 485,238
Nexon Co. Ltd. 14,300 269,526
Nintendo Co. Ltd.(a) 43,000 2,453,617
Toho Co. Ltd.(a) 22,500 237,347
3,734,113
Financial Services 0 .2%
Mitsubishi HC Capital, Inc.(a) 35,600 318,063
ORIX Corp. 44,700 1,339,211

76 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Financial Services
Sony Financial Group, Inc.(a) 215,300 196,135
1,853,409
Food Products 0 .2%
Ajinomoto Co., Inc. 35,200 986,959
Kikkoman Corp.(a) 28,100 256,149
1,243,108
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 13,800 559,616
Tokyo Gas Co. Ltd. 12,100 571,325
1,130,941
Ground Transportation 0 .3%
Central Japan Railway Co. 29,700 769,083
East Japan Railway Co. 37,128 847,341
Hankyu Hanshin Holdings,
Inc.(a) 10,000 289,082
Seibu Holdings, Inc.(a) 7,700 215,015
Tokyu Corp.(a) 17,500 206,707
West Japan Railway Co.(a) 16,700 331,697
2,658,925
Health Care Equipment & Supplies 0 .4%
Hoya Corp. 13,200 2,276,947
Olympus Corp.(a) 42,800 407,473
Sysmex Corp.(a) 17,700 154,306
Terumo Corp. 51,800 693,585
3,532,311
Health Care Technology 0 .0%
†
M3, Inc.*(a) 15,500 158,240
Hotels, Restaurants & Leisure 0 .1%
Oriental Land Co. Ltd.(a) 41,500 706,488
Zensho Holdings Co. Ltd.(a) 3,400 197,219
903,707
Household Durables 0 .9%
Panasonic Holdings Corp. 92,000 1,527,585
Sekisui House Ltd. 22,900 511,221
Sony Group Corp. 239,200 4,933,822
6,972,628
Household Products 0 .0%
†
Unicharm Corp. 46,100 268,450
Industrial Conglomerates 0 .7%
Hikari Tsushin, Inc. 800 202,531
Hitachi Ltd. 178,200 5,208,006
Sekisui Chemical Co. Ltd.(a) 13,200 220,071
5,630,608
Insurance 1 .1%
Daiichi Life Group, Inc. 135,000 1,233,640
Japan Post Holdings Co. Ltd. 68,500 785,876
Japan Post Insurance Co.
Ltd.(a) 23,700 239,435
MS&AD Insurance Group
Holdings, Inc. 51,023 1,335,245
Sompo Holdings, Inc. 35,150 1,373,427
T&D Holdings, Inc.(a) 18,300 465,116
Tokio Marine Holdings, Inc. 71,700 3,348,232
8,780,971
Interactive Media & Services 0 .0%
†
LY Corp.(a) 112,100 271,691
IT Services 0 .5%
Fujitsu Ltd. 67,600 1,373,806
NEC Corp. 51,200 1,275,578
Common Stocks
Shares Value ($)
JAPAN
IT Services
Nomura Research Institute
Ltd.(a) 14,515 402,175
Obic Co. Ltd.(a) 12,700 309,481
Otsuka Corp.(a) 8,000 153,420
TIS, Inc.(a) 8,800 189,889
3,704,349
Leisure Products 0 .1%
Bandai Namco Holdings, Inc. 23,400 577,991
Shimano, Inc. 3,000 314,375
892,366
Machinery 1 .3%
Daifuku Co. Ltd.(a) 12,400 433,221
Ebara Corp.(a) 18,200 512,831
FANUC Corp. 37,000 1,288,687
IHI Corp. 39,800 813,426
Kawasaki Heavy Industries
Ltd.(a) 29,500 559,735
Komatsu Ltd. 37,500 1,472,060
Kubota Corp. 37,600 593,292
Makita Corp. 9,100 295,559
MINEBEA MITSUMI, Inc.(a) 14,600 239,495
Mitsubishi Heavy Industries
Ltd. 124,500 3,396,279
SMC Corp. 2,200 860,508
Toyota Industries Corp.*(a) 1,320 169,828
10,634,921
Marine Transportation 0 .2%
Kawasaki Kisen Kaisha Ltd.
(a) 14,700 247,479
Mitsui OSK Lines Ltd.(a) 13,500 558,752
Nippon Yusen KK(a) 16,000 587,236
1,393,467
Metals & Mining 0 .3%
JFE Holdings, Inc.(a) 23,300 271,405
JX Advanced Metals Corp.(a) 22,100 480,373
Nippon Steel Corp.(a) 187,820 689,999
Sumitomo Metal Mining Co.
Ltd. 9,700 562,344
2,004,121
Office REITs 0 .0%
†
Nippon Building Fund, Inc. 315 264,400
Oil, Gas & Consumable Fuels 0 .3%
ENEOS Holdings, Inc. 105,239 939,140
Idemitsu Kosan Co. Ltd. 31,780 308,954
Inpex Corp. 33,900 994,688
2,242,782
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 5,600 99,569
Japan Airlines Co. Ltd.(a) 6,386 103,901
203,470
Personal Care Products 0 .1%
Kao Corp.(a) 18,200 711,168
Shiseido Co. Ltd.(a) 16,500 338,409
1,049,577
Pharmaceuticals 1 .0%
Astellas Pharma, Inc.(a) 69,700 1,137,991
Chugai Pharmaceutical Co.
Ltd. 26,500 1,466,201
Daiichi Sankyo Co. Ltd. 69,100 1,218,266
Eisai Co. Ltd.(a) 10,600 329,418

NVIT International Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Kyowa Kirin Co. Ltd. 8,300 137,105
Otsuka Holdings Co. Ltd. 16,700 1,178,796
Shionogi & Co. Ltd. 30,600 680,821
Takeda Pharmaceutical Co.
Ltd.(a) 62,349 2,300,108
8,448,706
Professional Services 0 .3%
Recruit Holdings Co. Ltd. 54,900 2,375,024
Real Estate Management & Development 0 .5%
Daito Trust Construction Co.
Ltd.(a) 12,200 284,145
Daiwa House Industry Co.
Ltd.(a) 21,500 672,081
Hulic Co. Ltd. 16,200 188,585
Mitsubishi Estate Co. Ltd. 40,800 1,128,990
Mitsui Fudosan Co. Ltd. 104,200 1,102,911
Sumitomo Realty &
Development Co. Ltd. 23,400 657,885
4,034,597
Semiconductors & Semiconductor Equipment 1 .6%
Advantest Corp. 30,000 4,058,870
Disco Corp. 3,600 1,442,508
Kioxia Holdings Corp.* 7,400 940,733
Lasertec Corp. 3,200 705,566
Renesas Electronics Corp. 68,300 969,896
SCREEN Holdings Co. Ltd.
(a) 6,600 388,869
Tokyo Electron Ltd. 17,500 4,279,662
12,786,104
Software 0 .0%
†
Oracle Corp. Japan(a) 1,700 93,109
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 7,600 3,024,894
Nitori Holdings Co. Ltd.(a) 16,100 255,708
Sanrio Co. Ltd.(a) 31,500 194,379
ZOZO, Inc.(a) 15,600 109,104
3,584,085
Technology Hardware, Storage & Peripherals 0 .2%
Canon, Inc.(a) 33,300 927,392
FUJIFILM Holdings Corp. 43,000 817,242
1,744,634
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 26,800 712,646
Tobacco 0 .2%
Japan Tobacco, Inc. 47,100 1,807,249
Trading Companies & Distributors 1 .9%
ITOCHU Corp. 231,600 2,943,732
Marubeni Corp. 55,400 2,037,124
Mitsubishi Corp.(a) 125,900 4,323,558
Mitsui & Co. Ltd. 96,600 3,719,127
MonotaRO Co. Ltd.(a) 8,800 94,602
Sumitomo Corp. 43,000 1,600,417
Toyota Tsusho Corp.(a) 26,600 1,040,882
15,759,442
Wireless Telecommunication Services 0 .9%
KDDI Corp.(a) 115,100 1,971,076
SoftBank Corp.(a) 1,132,500 1,511,371
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services
SoftBank Group Corp. 145,200 3,489,756
6,972,203
182,521,598
LUXEMBOURG 0 .2%
Capital Markets 0 .0%
†
CVC Capital Partners plc
Reg. S(a)(b) 7,529 98,707
Life Sciences Tools & Services 0 .1%
Eurofins Scientific SE 4,734 346,207
Metals & Mining 0 .1%
ArcelorMittal SA 16,488 859,050
1,303,964
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 77,000 347,135
Sands China Ltd. 98,700 209,775
556,910
MEXICO 0 .0%
†
Metals & Mining 0 .0%
†
Fresnillo plc 8,754 387,798
NETHERLANDS 4 .7%
Banks 0 .5%
ABN AMRO Bank NV, CVA
Reg. S(b) 22,400 716,467
ING Groep NV 114,522 2,992,378
3,708,845
Beverages 0 .1%
Heineken Holding NV 5,093 364,293
Heineken NV 11,555 889,196
1,253,489
Biotechnology 0 .2%
Argenx SE* 2,392 1,742,837
Capital Markets 0 .1%
Euronext NV Reg. S(b) 3,014 484,949
Chemicals 0 .0%
†
Akzo Nobel NV(a) 6,572 377,135
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 34,975 1,632,766
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 149,383 830,857
Entertainment 0 .1%
Universal Music Group NV 43,712 847,583
Financial Services 0 .2%
Adyen NV Reg. S*(b) 1,009 1,009,654
EXOR NV 3,731 285,951
1,295,605
Food Products 0 .1%
JDE Peet's NV(a) 5,992 220,619
Magnum Ice Cream Co. NV
(The)* 18,054 265,010
485,629
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV 29,590 810,461

78 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Insurance 0 .1%
ASR Nederland NV 6,090 419,552
NN Group NV 10,333 808,261
1,227,813
Professional Services 0 .1%
Randstad NV(a) 3,806 99,991
Wolters Kluwer NV 9,476 708,901
808,892
Semiconductors & Semiconductor Equipment 2 .7%
ASM International NV 1,850 1,409,196
ASML Holding NV 15,171 20,080,895
BE Semiconductor Industries
NV 2,812 593,298
22,083,389
Software 0 .1%
Nebius Group NV, Class
A*(a) 8,254 856,435
38,446,685
NEW ZEALAND 0 .2%
Electric Utilities 0 .0%
†
Contact Energy Ltd. 37,150 198,299
Financial Services 0 .0%
†
Infratil Ltd. 37,819 254,631
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 23,946 518,696
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 45,861 146,582
Software 0 .1%
Xero Ltd.* 6,355 339,932
Transportation Infrastructure 0 .0%
†
Auckland International
Airport Ltd. 67,465 309,455
1,767,595
NIGERIA 0 .0%
†
Wireless Telecommunication Services 0 .0%
†
Airtel Africa plc Reg. S(b) 35,277 162,742
NORWAY 0 .7%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 16,964 726,368
Banks 0 .1%
DNB Bank ASA 35,459 1,105,875
Diversified Telecommunication Services 0 .1%
Telenor ASA 24,325 428,424
Food Products 0 .1%
Mowi ASA 17,912 406,864
Orkla ASA 28,188 354,510
Salmar ASA 2,345 136,981
898,355
Insurance 0 .0%
†
Gjensidige Forsikring ASA 7,014 183,099
Metals & Mining 0 .1%
Norsk Hydro ASA 53,620 568,553
Oil, Gas & Consumable Fuels 0 .2%
Aker BP ASA 12,656 464,637
Common Stocks
Shares Value ($)
NORWAY
Oil, Gas & Consumable Fuels
Equinor ASA 30,036 1,271,307
1,735,944
5,646,618
POLAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
InPost SA*(a) 8,580 150,624
PORTUGAL 0 .2%
Banks 0 .0%
†
Banco Comercial Portugues
SA, Class R 278,371 272,892
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 11,521 276,377
Electric Utilities 0 .1%
EDP SA 120,746 639,270
Oil, Gas & Consumable Fuels 0 .1%
Galp Energia SGPS SA 16,653 404,860
1,593,399
SINGAPORE 1 .7%
Aerospace & Defense 0 .1%
Singapore Technologies
Engineering Ltd. 61,400 523,292
Banks 0 .9%
DBS Group Holdings Ltd. 81,700 3,630,204
Oversea-Chinese Banking
Corp. Ltd. 130,000 2,238,987
United Overseas Bank Ltd. 48,100 1,383,433
7,252,624
Broadline Retail 0 .2%
Sea Ltd., ADR* 15,812 1,309,392
Capital Markets 0 .1%
Singapore Exchange Ltd. 35,700 547,776
Diversified REITs 0 .1%
CapitaLand Integrated
Commercial Trust 246,286 442,326
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 294,650 1,140,635
Ground Transportation 0 .0%
†
Grab Holdings Ltd., Class A* 90,863 332,558
Industrial Conglomerates 0 .1%
Keppel Ltd. 56,100 520,645
Industrial REITs 0 .0%
†
CapitaLand Ascendas REIT 154,407 298,334
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 39,900 207,213
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 60,514 313,133
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd. 84,197 179,473
Semiconductors & Semiconductor Equipment 0 .1%
STMicroelectronics NV(a) 26,008 892,823
13,960,224

NVIT International Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 43,887 1,864,527
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(a)
(b) 6,739 120,261
SPAIN 3 .7%
Banks 1 .8%
Banco Bilbao Vizcaya
Argentaria SA(a) 222,483 4,855,985
Banco de Sabadell SA(a) 204,186 734,111
Banco Santander SA 575,441 6,511,299
Bankinter SA(a) 26,155 411,747
CaixaBank SA 151,691 1,820,048
14,333,190
Biotechnology 0 .0%
†
Grifols SA(a) 10,461 109,871
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA(a) 6,816 843,429
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 18,996 616,752
Telefonica SA(a) 141,573 626,013
1,242,765
Electric Utilities 0 .8%
Acciona SA(a) 1,055 278,423
Endesa SA 12,236 515,998
Iberdrola SA(a) 252,001 5,784,865
Redeia Corp. SA(a) 14,231 240,832
6,820,118
Gas Utilities 0 .1%
Naturgy Energy Group SA(a) 10,753 322,843
Hotels, Restaurants & Leisure 0 .1%
Amadeus IT Group SA 17,878 1,016,279
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA(a) 11,058 176,941
Insurance 0 .0%
†
Mapfre SA 34,050 152,422
IT Services 0 .0%
†
Indra Sistemas SA(a) 3,075 169,443
Oil, Gas & Consumable Fuels 0 .2%
Repsol SA 43,343 1,217,770
Specialty Retail 0 .3%
Industria de Diseno Textil SA 42,725 2,456,517
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 30,132 897,188
29,758,776
SWEDEN 3 .2%
Aerospace & Defense 0 .1%
Saab AB, Class B(a) 12,304 807,118
Banks 0 .4%
Skandinaviska Enskilda
Banken AB, Class A(a) 60,211 1,106,232
Common Stocks
Shares Value ($)
SWEDEN
Banks
Svenska Handelsbanken AB,
Class A(a) 59,129 772,061
Swedbank AB, Class A(a) 33,363 1,132,745
3,011,038
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 7,961 332,837
Building Products 0 .2%
Assa Abloy AB, Class B 39,108 1,402,428
Nibe Industrier AB, Class
B(a) 53,147 221,556
1,623,984
Capital Markets 0 .1%
EQT AB(a) 19,276 591,937
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B 19,771 332,360
Communications Equipment 0 .2%
Telefonaktiebolaget LM
Ericsson, Class B(a) 107,502 1,217,690
Construction & Engineering 0 .0%
†
Skanska AB, Class B(a) 13,474 363,392
Diversified Telecommunication Services 0 .1%
Telia Co. AB(a) 92,725 474,153
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B(a) 80,057 778,944
Financial Services 0 .4%
Industrivarden AB, Class A 4,157 206,866
Industrivarden AB, Class
C(a) 6,299 313,717
Investor AB, Class B(a) 71,340 2,700,553
L E Lundbergforetagen AB,
Class B 2,665 152,216
3,373,352
Hotels, Restaurants & Leisure 0 .0%
†
Evolution AB Reg. S(b) 5,297 330,355
Household Products 0 .1%
Essity AB, Class B(a) 23,157 596,945
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B 5,051 108,509
Lifco AB, Class B(a) 9,203 276,896
385,405
Machinery 1 .1%
Alfa Laval AB 11,114 606,423
Atlas Copco AB, Class A 105,483 1,855,337
Atlas Copco AB, Class B 62,551 971,883
Epiroc AB, Class A 25,314 621,502
Epiroc AB, Class B(a) 15,505 333,445
Indutrade AB(a) 11,303 261,394
Sandvik AB 41,971 1,603,934
SKF AB, Class B 13,398 320,001
Trelleborg AB, Class B 8,029 299,171
Volvo AB, Class B(a) 61,569 2,008,681
8,881,771
Metals & Mining 0 .1%
Boliden AB* 11,502 610,539

80 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Paper & Forest Products 0 .0%
†
Holmen AB, Class B(a) 2,679 95,895
Svenska Cellulosa AB SCA,
Class B(a) 24,320 281,496
377,391
Real Estate Management & Development 0 .0%
†
Fastighets AB Balder, Class
B*(a) 25,180 148,090
Sagax AB, Class B(a) 7,707 143,652
291,742
Specialty Retail 0 .0%
†
H & M Hennes & Mauritz AB,
Class B(a) 19,539 364,275
Trading Companies & Distributors 0 .1%
AddTech AB, Class B 10,272 349,025
Beijer Ref AB, Class B 15,675 215,421
564,446
Wireless Telecommunication Services 0 .1%
Tele2 AB, Class B 21,721 446,503
25,756,177
SWITZERLAND 4 .6%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered)(a) 1,056 171,080
Building Products 0 .1%
Belimo Holding AG
(Registered)(a) 384 310,376
Geberit AG (Registered)(a) 1,303 881,717
1,192,093
Capital Markets 0 .8%
Julius Baer Group Ltd. 8,417 620,237
Partners Group Holding
AG(a) 892 958,333
UBS Group AG (Registered) 124,395 4,838,220
6,416,790
Chemicals 0 .3%
DSM-Firmenich AG 6,908 493,374
EMS-Chemie Holding AG
(Registered) 246 192,092
Givaudan SA (Registered) 355 1,200,720
Sika AG (Registered) 5,856 973,907
2,860,093
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered)
(a) 1,012 844,776
Electric Utilities 0 .0%
†
BKW AG 741 145,949
Electrical Equipment 0 .6%
ABB Ltd. (Registered) 61,331 4,988,215
Food Products 0 .2%
Barry Callebaut AG
(Registered)(a) 149 261,247
Chocoladefabriken Lindt &
Spruengli AG 39 547,620
Chocoladefabriken Lindt &
Spruengli AG (Registered) 5 711,110
1,519,977
Common Stocks
Shares Value ($)
SWITZERLAND
Health Care Equipment & Supplies 0 .1%
Sonova Holding AG
(Registered) 1,947 441,333
Straumann Holding AG
(Registered)(a) 4,288 447,330
888,663
Insurance 0 .8%
Helvetia Baloise Holding
AG(a) 3,067 792,236
Swiss Life Holding AG
(Registered)(a) 1,134 1,242,936
Zurich Insurance Group AG 5,738 4,091,197
6,126,369
Life Sciences Tools & Services 0 .2%
Lonza Group AG
(Registered) 2,761 1,766,458
Machinery 0 .2%
Schindler Holding AG(a) 1,564 515,058
Schindler Holding AG
(Registered) 945 297,224
VAT Group AG Reg. S(b) 1,037 639,715
1,451,997
Marine Transportation 0 .1%
Kuehne + Nagel International
AG (Registered)(a) 1,894 432,696
Pharmaceuticals 0 .3%
Galderma Group AG 7,096 1,375,633
Sandoz Group AG 16,056 1,259,407
2,635,040
Professional Services 0 .1%
SGS SA (Registered) 6,360 673,154
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 3,082 522,170
Specialty Retail 0 .0%
†
Avolta AG 3,083 184,935
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 5,983 546,659
Textiles, Apparel & Luxury Goods 0 .5%
Cie Financiere Richemont
SA (Registered) 21,041 3,749,356
Swatch Group AG (The)(a) 1,189 264,313
4,013,669
37,380,783
UNITED ARAB EMIRATES 0 .0%
†
Health Care Providers & Services 0 .0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 10 .5%
Aerospace & Defense 1 .1%
BAE Systems plc 116,870 3,401,967
Melrose Industries plc 49,467 333,207
Rolls-Royce Holdings plc 329,518 5,032,052
8,767,226
Banks 2 .5%
Barclays plc 537,764 2,833,720
HSBC Holdings plc 671,289 10,984,452
Lloyds Banking Group plc 2,274,375 2,811,025

NVIT International Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks
NatWest Group plc 308,684 2,290,451
Standard Chartered plc 74,776 1,552,936
20,472,584
Beverages 0 .3%
Coca-Cola Europacific
Partners plc 8,080 732,614
Diageo plc 86,374 1,604,855
2,337,469
Broadline Retail 0 .1%
Next plc 4,706 793,611
Capital Markets 0 .4%
3i Group plc 38,647 1,266,346
London Stock Exchange
Group plc 18,081 2,136,919
Schroders plc 30,842 235,167
3,638,432
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 97,031 603,303
Verisure plc*(a) 9,999 103,507
706,810
Consumer Staples Distribution & Retail 0 .3%
J Sainsbury plc 69,501 312,104
Marks & Spencer Group plc 79,110 355,301
Tesco plc 249,727 1,574,612
2,242,017
Diversified Consumer Services 0 .0%
†
Pearson plc 23,690 310,862
Diversified REITs 0 .0%
†
Land Securities Group plc 25,257 187,413
Diversified Telecommunication Services 0 .1%
BT Group plc 229,726 643,917
Electric Utilities 0 .2%
SSE plc 47,485 1,639,374
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 14,583 740,881
Financial Services 0 .1%
M&G plc 90,785 329,979
Wise plc, Class A* 26,588 319,116
649,095
Food Products 0 .0%
†
Associated British Foods plc 12,720 318,357
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 31,770 501,857
Hotels, Restaurants & Leisure 0 .3%
Compass Group plc 65,896 1,830,836
Entain plc 25,180 190,139
Whitbread plc 6,134 186,440
2,207,415
Household Durables 0 .0%
†
Barratt Redrow plc 55,712 194,876
Household Products 0 .2%
Reckitt Benckiser Group plc 25,464 1,728,054
Industrial Conglomerates 0 .1%
CK Hutchison Holdings Ltd. 105,016 807,090
Smiths Group plc 12,782 389,313
1,196,403
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial REITs 0 .1%
Segro plc 49,391 429,520
Insurance 0 .3%
Admiral Group plc 10,052 424,064
Aviva plc 118,274 942,113
Legal & General Group plc 218,852 721,309
Standard Life plc 29,038 262,596
2,350,082
Interactive Media & Services 0 .0%
†
Autotrader Group plc Reg.
S(b) 30,593 191,369
Machinery 0 .0%
†
Spirax Group plc 3,006 269,031
Media 0 .1%
Informa plc 49,717 495,635
Multi-Utilities 0 .5%
Centrica plc 185,266 524,046
National Grid plc 195,612 3,297,811
3,821,857
Passenger Airlines 0 .0%
†
International Consolidated
Airlines Group SA 43,805 209,357
Personal Care Products 0 .6%
Unilever plc 84,809 4,754,962
Pharmaceuticals 1 .5%
AstraZeneca plc 60,617 11,839,593
Professional Services 0 .3%
Intertek Group plc 6,132 298,977
RELX plc 71,286 2,350,242
2,649,219
Software 0 .1%
Sage Group plc (The) 37,007 413,320
Specialty Retail 0 .0%
†
JD Sports Fashion plc 88,961 83,529
Kingfisher plc 70,780 268,771
352,300
Tobacco 0 .8%
British American Tobacco plc 85,138 4,959,347
Imperial Brands plc 29,398 1,196,482
6,155,829
Trading Companies & Distributors 0 .0%
†
Bunzl plc 12,884 386,002
Water Utilities 0 .1%
Severn Trent plc 10,584 434,591
United Utilities Group plc 26,085 456,028
890,619
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 735,648 1,115,438
85,600,786
UNITED STATES 9 .7%
Automobiles 0 .1%
Stellantis NV(a) 77,453 551,864
Construction & Engineering 0 .2%
Ferrovial SE 20,368 1,324,295
Construction Materials 0 .2%
Buzzi SpA 2,839 143,204

82 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Construction Materials
Holcim AG 20,049 1,663,727
1,806,931
Electrical Equipment 0 .7%
Schneider Electric SE 21,323 5,856,789
Energy Equipment & Services 0 .1%
Tenaris SA(a) 15,083 440,567
Entertainment 0 .4%
Spotify Technology SA* 6,173 2,993,350
Food Products 1 .2%
Nestle SA (Registered) 100,703 9,988,624
Health Care Equipment & Supplies 0 .2%
Alcon AG 19,512 1,463,808
Hotels, Restaurants & Leisure 0 .1%
InterContinental Hotels
Group plc 5,561 732,394
Insurance 0 .3%
Aegon Ltd. 51,471 375,270
Swiss Re AG(a) 11,476 1,916,388
2,291,658
Life Sciences Tools & Services 0 .0%
†
QIAGEN NV(a) 8,049 322,424
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 121 293,931
AP Moller - Maersk A/S,
Class B 156 386,607
680,538
Oil, Gas & Consumable Fuels 1 .9%
BP plc 616,465 4,859,337
Shell plc 222,761 10,402,228
15,261,565
Pharmaceuticals 4 .0%
GSK plc 159,420 4,372,071
Haleon plc 350,136 1,733,148
Novartis AG (Registered) 74,307 11,281,998
Roche Holding AG 27,459 10,842,621
Roche Holding AG 1,229 509,078
Sanofi SA 42,895 4,137,471
32,876,387
Professional Services 0 .1%
Experian plc 35,296 1,226,839
Software 0 .0%
†
Monday.com Ltd.* 1,684 116,381
Trading Companies & Distributors 0 .1%
Sunbelt Rentals Holdings,
Inc. 16,198 1,034,377
78,968,791
Total Common Stocks
(cost $370,204,979) 796,338,316
Rights 0 .0%
†
Number of
Rights Value ($)
ITALY 0 .0%
†
Diversified Telecommunication Services 0 .0%
†
Telecom Italia SpA, expiring
4/1/2026*∞ 696,023 7
SINGAPORE 0 .0%
†
Industrial REITs 0 .0%
†
CapitaLand Ascendas REIT,
expiring 4/15/2026*∞ 4,323 403
Total Rights
(cost $0) 410
Repurchase Agreements 4 .6%
Principal
Amount ($)
Bank of America
NA, 3.66%, dated
3/31/2026, due
4/1/2026, repurchase
price $2,500,254,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047;
total market value
$2,550,000.(c) 2,500,000 2,500,000
BNP Paribas Securities
Corp., 3.65%, dated
3/31/2026, due
4/1/2026, repurchase
price $7,000,710,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
4/30/2026 - 11/15/2052;
total market value
$7,140,001.(c) 7,000,000 7,000,000
Cantor Fitzgerald &
Co., 3.68%, dated
3/31/2026, due
4/1/2026, repurchase
price $12,001,227,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076;
total market value
$12,240,000.(c) 12,000,000 12,000,000

NVIT International Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 83
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.65%,
dated 3/31/2026, due
4/1/2026, repurchase
price $2,290,658,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$2,336,471.(c) 2,290,426 2,290,426
MetLife, Inc., 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase
price $2,000,203,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$2,041,024.(c) 2,000,000 2,000,000
Pershing LLC, 3.64%,
dated 3/31/2026, due
4/1/2026, repurchase
price $12,001,213,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
4/1/2026 - 1/20/2076;
total market value
$12,240,001.(c) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $37,790,426) 37,790,426
Total Investments
(cost $407,995,405) — 102.3% 834,129,152
Liabilities in excess of other assets
— (2.3)% (18,813,151)
NET ASSETS — 100.0%
$ 815,316,001
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $75,050,547, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $37,790,426 and by $40,550,311 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.38%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$78,340,737.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $8,643,187 which represents 1.06% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $37,790,426.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

84 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Index Fund
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 58 6/2026 EUR 3,683,810 (47,551)
FTSE 100 Index 18 6/2026 GBP 2,429,891 14,585
Nikkei 225 Index 10 6/2026 JPY 1,617,151 (53,824)
SPI 200 Index 9 6/2026 AUD 1,321,548 (9,504)
Net contracts (96,294)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

NVIT International Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 85
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

86 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 27,280,553 $ – $ 27,280,553
Air Freight & Logistics – 3,899,459 – 3,899,459
Automobile Components – 4,760,601 – 4,760,601
Automobiles – 17,275,141 – 17,275,141
Banks – 117,243,773 – 117,243,773
Beverages 732,614 8,480,734 – 9,213,348
Biotechnology – 4,700,871 – 4,700,871
Broadline Retail 1,309,392 6,517,158 – 7,826,550
Building Products – 6,388,116 – 6,388,116
Capital Markets 298,684 22,965,666 – 23,264,350
Chemicals – 17,020,782 – 17,020,782
Commercial Services & Supplies – 3,007,918 – 3,007,918
Communications Equipment – 2,881,246 – 2,881,246
Construction & Engineering – 8,722,161 – 8,722,161
Construction Materials – 2,865,559 – 2,865,559
Consumer Staples Distribution & Retail – 9,271,287 – 9,271,287
Distributors – 139,212 – 139,212
Diversified Consumer Services – 310,862 – 310,862
Diversified REITs – 1,022,171 – 1,022,171
Diversified Telecommunication Services – 15,170,006 – 15,170,006
Electric Utilities – 17,310,325 – 17,310,325
Electrical Equipment – 24,724,246 – 24,724,246
Electronic Equipment, Instruments &
Components – 8,419,595 – 8,419,595
Energy Equipment & Services – 440,567 – 440,567
Entertainment 2,993,350 4,707,176 – 7,700,526
Financial Services – 8,812,942 – 8,812,942
Food Products 265,010 17,517,937 – 17,782,947
Gas Utilities – 3,068,632 – 3,068,632
Ground Transportation 332,559 3,084,355 – 3,416,914
Health Care Equipment & Supplies – 11,922,870 – 11,922,870
Health Care Providers & Services – 1,843,728 – 1,843,728
Health Care Technology – 342,969 – 342,969
Hotels, Restaurants & Leisure – 7,440,723 – 7,440,723
Household Durables – 7,167,504 – 7,167,504
Household Products – 3,360,451 – 3,360,451
Independent Power and Renewable
Electricity Producers – 2,488,573 – 2,488,573
Industrial Conglomerates – 15,416,262 – 15,416,262
Industrial REITs – 2,163,528 – 2,163,528
Insurance – 46,490,808 – 46,490,808
Interactive Media & Services – 1,140,633 – 1,140,633
IT Services – 4,566,217 – 4,566,217
Leisure Products – 892,366 – 892,366
Life Sciences Tools & Services – 2,901,861 – 2,901,861
Machinery – 26,443,037 – 26,443,037
Marine Transportation – 2,714,192 – 2,714,192
Media – 1,222,742 – 1,222,742
Metals & Mining – 26,823,887 – 26,823,887
Multi-Utilities – 9,163,863 – 9,163,863
Office REITs – 392,101 – 392,101
Oil, Gas & Consumable Fuels – 33,922,377 – 33,922,377
Paper & Forest Products – 1,288,456 – 1,288,456
Passenger Airlines – 2,029,739 – 2,029,739
Personal Care Products – 9,995,945 – 9,995,945
Pharmaceuticals 1,353,472 65,408,122 – 66,761,594
Professional Services – 8,525,357 – 8,525,357
Real Estate Management & Development – 8,750,732 – 8,750,732
Retail REITs – 2,059,768 – 2,059,768

NVIT International Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 87
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 39,293,752 $ – $ 39,293,752
Software 1,444,078 8,929,914 – 10,373,992
Specialty Retail – 7,133,024 – 7,133,024
Technology Hardware, Storage &
Peripherals – 2,291,293 – 2,291,293
Textiles, Apparel & Luxury Goods – 15,181,545 – 15,181,545
Tobacco – 7,963,078 – 7,963,078
Trading Companies & Distributors 928,983 18,622,397 – 19,551,380
Transportation Infrastructure – 2,789,805 – 2,789,805
Water Utilities – 890,619 – 890,619
Wireless Telecommunication Services – 8,696,885 – 8,696,885
Total Common Stocks $ 9,658,142 $ 786,680,174 $ – $ 796,338,316
Futures Contracts 14,585 – – 14,585
Repurchase Agreements – 37,790,426 – 37,790,426
Rights – 410 – 410
Total Assets $ 9,672,727 $ 824,471,010 $ – $ 834,143,737
Liabilities:
Futures Contracts $ (110,879) $ – $ – $ (110,879)
Total Liabilities $ (110,879) $ – $ – $ (110,879)
Total $ 9,561,848 $ 824,471,010 $ – $ 834,032,858
As of March 31, 2026, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

88 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Index Fund
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 14,585
Total $ 14,585
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (110,879)
Total $ (110,879)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Mid Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 89
Common Stocks 97 .3%
Shares Value ($)
Aerospace & Defense 4 .4%
AeroVironment, Inc.*(a) 11,038 2,020,506
ATI, Inc.* 46,759 6,801,564
BWX Technologies, Inc.(a) 31,570 6,455,749
Carpenter Technology Corp. 17,125 6,749,819
Curtiss-Wright Corp.(a) 12,715 8,660,441
Hexcel Corp.(a) 27,077 2,191,342
Kratos Defense & Security
Solutions, Inc.*(a) 63,708 4,492,051
Moog, Inc., Class A 9,209 2,694,922
StandardAero, Inc.* 66,862 1,727,045
Woodward, Inc. 20,574 7,363,846
49,157,285
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 39,645 2,055,593
Automobile Components 1 .0%
Autoliv, Inc. 23,747 2,497,235
BorgWarner, Inc. 72,198 3,917,463
Gentex Corp. 74,513 1,628,109
Goodyear Tire & Rubber Co.
(The)*(a) 96,371 638,940
Lear Corp.(a) 17,829 2,158,735
Visteon Corp.(a) 9,164 834,932
11,675,414
Automobiles 0 .2%
Harley-Davidson, Inc.(a) 40,618 821,296
Thor Industries, Inc.(a) 18,090 1,445,210
2,266,506
Banks 5 .8%
Associated Banc-Corp. 54,876 1,419,093
Bank OZK 36,036 1,653,692
Columbia Banking System,
Inc. 102,971 2,824,495
Commerce Bancshares, Inc. 46,797 2,302,412
Cullen/Frost Bankers, Inc. 22,249 3,049,893
East West Bancorp, Inc. 47,611 5,082,950
First Financial Bankshares,
Inc. 42,119 1,240,405
First Horizon Corp. 170,479 3,880,102
Flagstar Bank NA 101,723 1,339,692
FNB Corp. 123,127 2,058,683
Glacier Bancorp, Inc.(a) 44,881 2,004,834
Hancock Whitney Corp.(a) 28,772 1,829,612
Home BancShares, Inc. 63,388 1,707,039
International Bancshares Corp. 18,869 1,269,695
Old National Bancorp 120,299 2,658,608
Pinnacle Financial Partners,
Inc. 51,920 4,472,389
Prosperity Bancshares, Inc. 34,690 2,330,474
SOUTHSTATE BANK Corp. 34,679 3,208,501
Texas Capital Bancshares,
Inc.* 15,211 1,443,220
UMB Financial Corp. 24,713 2,787,379
United Bankshares, Inc.(a) 48,163 1,994,912
Valley National Bancorp 164,875 2,024,665
Webster Financial Corp. 56,789 3,942,292
Western Alliance Bancorp 36,032 2,552,867
Wintrust Financial Corp. 23,476 3,261,756
Zions Bancorp NA 50,247 2,895,232
65,234,892
Common Stocks
Shares Value ($)
Beverages 0 .6%
Boston Beer Co., Inc. (The),
Class A* 2,506 577,382
Celsius Holdings, Inc.*(a) 55,246 1,960,128
Coca-Cola Consolidated, Inc. 19,228 3,686,777
6,224,287
Biotechnology 3 .0%
Arrowhead Pharmaceuticals,
Inc.*(a) 48,296 3,028,159
BioMarin Pharmaceutical, Inc.* 66,037 3,730,430
Cytokinetics, Inc.*(a) 42,220 2,782,720
Exelixis, Inc.* 91,091 3,906,893
Halozyme Therapeutics, Inc.* 40,812 2,637,680
Neurocrine Biosciences, Inc.* 34,699 4,571,246
Roivant Sciences Ltd.* 155,534 4,308,292
United Therapeutics Corp.* 14,809 8,781,441
33,746,861
Broadline Retail 0 .3%
Macy's, Inc. 91,407 1,653,553
Ollie's Bargain Outlet
Holdings, Inc.* 20,762 1,910,934
3,564,487
Building Products 1 .8%
AAON, Inc.(a) 23,030 1,905,732
Advanced Drainage Systems,
Inc.(a) 24,804 3,401,373
Carlisle Cos., Inc. 14,284 4,765,428
Fortune Brands Innovations,
Inc. 42,101 1,640,676
Owens Corning 28,853 3,122,472
Simpson Manufacturing Co.,
Inc. 14,067 2,414,179
Trex Co., Inc.* 36,921 1,344,663
UFP Industries, Inc. 20,029 1,845,071
20,439,594
Capital Markets 2 .6%
Affiliated Managers Group, Inc. 9,807 2,713,597
Carlyle Group, Inc. (The)(a) 90,748 4,391,296
Evercore, Inc., Class A 13,530 4,038,840
Federated Hermes, Inc., Class
B(a) 24,499 1,389,338
Hamilton Lane, Inc., Class A 14,225 1,413,965
Houlihan Lokey, Inc., Class A 19,109 2,744,435
Janus Henderson Group plc 42,552 2,185,896
Jefferies Financial Group, Inc. 57,856 2,387,717
Morningstar, Inc. 8,201 1,386,379
SEI Investments Co. 32,134 2,521,555
Stifel Financial Corp. 53,674 3,967,582
29,140,600
Chemicals 1 .7%
Ashland, Inc. 16,665 926,741
Avient Corp. 30,939 1,123,086
Axalta Coating Systems Ltd.* 73,977 2,049,163
Cabot Corp. 18,082 1,361,755
NewMarket Corp. 2,654 1,701,081
Olin Corp. 40,002 1,189,260
RPM International, Inc. 44,611 4,434,333
Scotts Miracle-Gro Co. (The)
(a) 15,838 963,109

90 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Chemicals
Solstice Advanced Materials,
Inc. 51,938 3,955,598
Westlake Corp.(a) 11,632 1,358,850
19,062,976
Commercial Services & Supplies 1 .5%
Brink's Co. (The) 14,514 1,504,086
Clean Harbors, Inc.* 17,259 4,948,673
MSA Safety, Inc.(a) 12,546 2,056,917
RB Global, Inc. 64,337 6,166,701
Tetra Tech, Inc. 90,311 2,720,167
17,396,544
Construction & Engineering 2 .6%
AECOM 45,076 3,823,346
API Group Corp.* 131,551 5,330,447
Dycom Industries, Inc.* 10,307 3,492,218
Fluor Corp.* 55,716 2,599,151
MasTec, Inc.* 21,067 6,778,097
Sterling Infrastructure, Inc.*(a) 10,572 4,305,658
Valmont Industries, Inc. 6,711 2,681,514
29,010,431
Construction Materials 0 .3%
Eagle Materials, Inc. 10,930 2,070,689
Knife River Corp.*(a) 18,808 1,535,673
3,606,362
Consumer Finance 0 .7%
Ally Financial, Inc. 96,653 3,791,697
FirstCash Holdings, Inc.(a) 13,352 2,510,176
SLM Corp.(a) 69,805 1,494,525
7,796,398
Consumer Staples Distribution & Retail 2 .9%
Albertsons Cos., Inc., Class
A(a) 134,068 2,284,519
BJ's Wholesale Club Holdings,
Inc.* 44,917 4,420,731
Casey's General Stores, Inc. 12,651 9,208,157
Maplebear, Inc.*(a) 63,162 2,366,048
Performance Food Group
Co.*(a) 53,791 4,607,737
Sprouts Farmers Market,
Inc.*(a) 33,221 2,562,336
US Foods Holding Corp.*(a) 75,664 6,976,977
32,426,505
Containers & Packaging 1 .0%
AptarGroup, Inc. 22,617 2,850,194
Crown Holdings, Inc. 38,726 3,882,282
Graphic Packaging Holding
Co. 100,440 998,374
Greif, Inc., Class A 9,118 611,544
Silgan Holdings, Inc.(a) 29,698 1,152,282
Sonoco Products Co.(a) 33,087 1,789,676
11,284,352
Diversified Consumer Services 0 .8%
Duolingo, Inc., Class A*(a) 13,840 1,364,209
Graham Holdings Co., Class
B(a) 1,155 1,221,135
Grand Canyon Education,
Inc.* 9,089 1,545,402
H&R Block, Inc.(a) 42,105 1,336,413
Common Stocks
Shares Value ($)
Diversified Consumer Services
Service Corp. International 48,329 3,987,626
9,454,785
Diversified REITs 0 .5%
WP Carey, Inc.(a) 76,957 5,229,998
Electric Utilities 0 .9%
IDACORP, Inc.(a) 18,704 2,674,111
OGE Energy Corp. 70,898 3,400,268
Portland General Electric Co. 39,682 2,094,019
TXNM Energy, Inc. 35,057 2,049,432
10,217,830
Electrical Equipment 2 .2%
Acuity, Inc.(a) 10,560 2,959,123
EnerSys 12,653 2,198,079
Nextpower, Inc., Class A*(a) 51,081 6,157,815
nVent Electric plc 55,604 6,576,841
Regal Rexnord Corp. 22,870 4,282,636
Sensata Technologies Holding
plc(a) 48,597 1,711,586
Vicor Corp.*(a) 7,574 1,219,414
25,105,494
Electronic Equipment, Instruments & Components 3 .8%
Advanced Energy Industries,
Inc.(a) 12,931 4,172,963
Arrow Electronics, Inc.* 17,571 2,519,857
Avnet, Inc.(a) 28,338 1,746,188
Belden, Inc. 13,216 1,517,593
Cognex Corp. 56,897 2,787,384
Crane NXT Co.(a) 16,566 672,414
Fabrinet*(a) 12,316 6,423,040
Flex Ltd.*(a) 126,754 8,297,317
IPG Photonics Corp.* 8,493 973,213
Littelfuse, Inc. 8,574 2,909,587
Novanta, Inc.* 11,900 1,405,509
TD SYNNEX Corp. 26,057 4,396,076
TTM Technologies, Inc.*(a) 35,604 3,468,542
Vontier Corp. 48,961 1,736,647
43,026,330
Energy Equipment & Services 1 .5%
NOV, Inc. 125,402 2,358,811
TechnipFMC plc 139,482 9,642,391
Valaris Ltd.* 21,662 2,123,742
Weatherford International plc 25,010 2,365,446
16,490,390
Entertainment 0 .1%
Warner Music Group Corp.,
Class A 50,815 1,297,815
Financial Services 1 .2%
Equitable Holdings, Inc. 99,522 3,693,261
Essent Group Ltd. 33,255 1,943,422
Euronet Worldwide, Inc.*(a) 13,443 892,212
MGIC Investment Corp. 76,913 2,018,966
Shift4 Payments, Inc., Class
A*(a) 23,978 1,048,558
Voya Financial, Inc. 33,241 2,271,025
WEX, Inc.*(a) 11,789 1,804,189
13,671,633
Food Products 0 .8%
Darling Ingredients, Inc.* 54,249 3,355,301

NVIT Mid Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Food Products
Flowers Foods, Inc.(a) 73,673 600,435
Ingredion, Inc.(a) 21,431 2,414,417
Marzetti Co. (The) 6,906 955,307
Pilgrim's Pride Corp. 14,165 534,870
Post Holdings, Inc.*(a) 15,934 1,575,235
9,435,565
Gas Utilities 1 .2%
National Fuel Gas Co. 32,134 3,019,311
New Jersey Resources Corp. 34,206 1,878,594
ONE Gas, Inc. 20,504 1,766,009
Southwest Gas Holdings, Inc. 22,431 1,949,254
Spire, Inc.(a) 20,096 1,819,492
UGI Corp. 74,341 2,707,499
13,140,159
Ground Transportation 1 .8%
Avis Budget Group, Inc.*(a) 5,944 866,932
Knight-Swift Transportation
Holdings, Inc., Class A 56,058 3,227,820
Landstar System, Inc. 11,467 1,838,275
Ryder System, Inc. 13,892 2,843,831
Saia, Inc.*(a) 9,193 3,229,317
XPO, Inc.*(a) 40,351 7,850,287
19,856,462
Health Care Equipment & Supplies 1 .5%
Dentsply Sirona, Inc.(a) 66,793 774,799
Envista Holdings Corp.* 56,632 1,436,754
Globus Medical, Inc., Class A* 38,330 3,302,513
Haemonetics Corp.* 15,569 877,469
Lantheus Holdings, Inc.* 22,662 1,718,913
LivaNova plc*(a) 19,069 1,212,025
Masimo Corp.* 15,691 2,790,958
Penumbra, Inc.* 13,543 4,447,115
16,560,546
Health Care Providers & Services 1 .8%
Chemed Corp. 4,917 1,857,347
Encompass Health Corp. 35,090 3,394,256
Ensign Group, Inc. (The)(a) 19,822 3,994,133
HealthEquity, Inc.* 29,258 2,445,091
Hims & Hers Health, Inc.*(a) 70,118 1,455,650
Option Care Health, Inc.*(a) 54,929 1,478,689
Tenet Healthcare Corp.* 30,224 5,703,571
20,328,737
Health Care REITs 1 .2%
American Healthcare REIT,
Inc.(a) 61,619 2,905,952
CareTrust REIT, Inc.(a) 71,962 2,637,407
Healthcare Realty Trust, Inc.,
Class A(a) 119,670 2,033,193
Omega Healthcare Investors,
Inc. 102,080 4,473,146
Sabra Health Care REIT, Inc.
(a) 83,671 1,608,994
13,658,692
Health Care Technology 0 .1%
Doximity, Inc., Class A* 46,753 1,089,345
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc.(a) 69,756 734,531
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2 .5%
Aramark 90,015 3,649,208
Boyd Gaming Corp. 19,474 1,600,373
Cava Group, Inc.*(a) 34,296 2,774,546
Choice Hotels International,
Inc.(a) 6,851 709,079
Churchill Downs, Inc. 22,970 2,063,395
Dutch Bros, Inc., Class A*(a) 43,815 2,219,668
Hilton Grand Vacations,
Inc.*(a) 19,623 767,652
Hyatt Hotels Corp., Class A(a) 14,159 2,035,923
Planet Fitness, Inc., Class A* 28,829 2,144,301
Texas Roadhouse, Inc., Class
A 22,683 3,745,871
Travel + Leisure Co. 21,891 1,514,638
Vail Resorts, Inc.(a) 12,361 1,586,164
Wingstop, Inc.(a) 9,626 1,491,741
Wyndham Hotels & Resorts,
Inc. 25,975 2,109,949
28,412,508
Household Durables 1 .5%
KB Home 21,073 1,090,528
Somnigroup International, Inc.
(a) 72,571 5,364,448
Taylor Morrison Home Corp.,
Class A* 32,729 1,906,137
Toll Brothers, Inc. 32,985 4,501,463
TopBuild Corp.*(a) 9,664 3,394,963
Whirlpool Corp.(a) 22,245 1,199,451
17,456,990
Independent Power and Renewable Electricity Producers
0 .7%
Ormat Technologies, Inc.(a) 21,039 2,354,685
Talen Energy Corp.* 15,801 5,044,153
7,398,838
Industrial REITs 1 .0%
EastGroup Properties, Inc. 18,374 3,400,844
First Industrial Realty Trust,
Inc. 45,786 2,648,720
Rexford Industrial Realty, Inc.
(a) 80,890 2,647,530
STAG Industrial, Inc.(a) 65,543 2,363,480
11,060,574
Insurance 3 .6%
American Financial Group, Inc. 24,068 3,073,724
Brighthouse Financial, Inc.* 20,124 1,205,025
CNO Financial Group, Inc. 34,601 1,420,717
Fidelity National Financial, Inc. 86,928 4,031,721
First American Financial Corp. 35,092 2,115,697
Hanover Insurance Group, Inc.
(The) 12,037 2,086,614
Kinsale Capital Group, Inc.(a) 7,608 2,599,349
Old Republic International
Corp. 78,364 3,126,724
Primerica, Inc. 11,777 2,949,903
Reinsurance Group of
America, Inc. 22,690 4,632,390
RenaissanceRe Holdings Ltd. 15,452 4,592,798
RLI Corp.(a) 30,681 1,750,044
Ryan Specialty Holdings, Inc.,
Class A(a) 39,934 1,347,373

92 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
Selective Insurance Group,
Inc. 20,994 1,582,738
Unum Group 54,181 3,956,838
40,471,655
Interactive Media & Services 0 .3%
Pinterest, Inc., Class A*(a) 200,670 3,680,288
IT Services 1 .1%
Kyndryl Holdings, Inc.* 78,580 1,030,970
Okta, Inc., Class A*(a) 58,513 4,605,558
Twilio, Inc., Class A* 52,212 6,569,314
12,205,842
Leisure Products 0 .5%
Brunswick Corp.(a) 22,854 1,662,857
Mattel, Inc.* 105,775 1,536,911
Polaris, Inc.(a) 19,379 1,056,155
YETI Holdings, Inc.*(a) 25,491 932,716
5,188,639
Life Sciences Tools & Services 1 .6%
Avantor, Inc.* 231,982 1,818,739
Bio-Rad Laboratories, Inc.,
Class A*(a) 6,279 1,750,271
Bruker Corp.(a) 38,744 1,399,434
Illumina, Inc.* 52,654 6,490,132
Medpace Holdings, Inc.* 7,722 3,708,027
Repligen Corp.* 18,349 2,161,879
Sotera Health Co.* 79,212 1,135,900
18,464,382
Machinery 5 .7%
AGCO Corp. 21,078 2,442,308
Chart Industries, Inc.* 15,638 3,233,156
CNH Industrial NV 301,175 3,312,925
Crane Co. 16,858 2,882,718
Donaldson Co., Inc. 40,107 3,403,881
Esab Corp. 19,625 1,896,953
Flowserve Corp. 43,878 3,225,472
Graco, Inc. 57,178 4,840,118
ITT, Inc. 29,533 5,626,922
Lincoln Electric Holdings, Inc. 18,952 4,720,564
Middleby Corp. (The)* 16,007 2,122,208
Mueller Industries, Inc. 38,132 4,225,026
Oshkosh Corp. 21,795 3,208,442
RBC Bearings, Inc.* 10,811 5,871,670
SPX Technologies, Inc.*(a) 17,038 3,406,578
Terex Corp.(a) 39,174 2,315,183
Timken Co. (The) 22,038 2,216,362
Toro Co. (The) 33,710 3,149,862
Watts Water Technologies,
Inc., Class A 9,340 2,711,309
64,811,657
Marine Transportation 0 .2%
Kirby Corp.* 18,203 2,418,815
Media 0 .6%
New York Times Co. (The),
Class A(a) 55,705 4,664,179
Nexstar Media Group, Inc.,
Class A(a) 9,866 1,784,069
6,448,248
Common Stocks
Shares Value ($)
Metals & Mining 2 .6%
Alcoa Corp. 89,273 5,921,478
Cleveland-Cliffs, Inc.* 197,123 1,665,689
Commercial Metals Co. 38,767 2,381,457
Hecla Mining Co.(a) 231,056 4,304,573
MP Materials Corp.*(a) 46,456 2,241,967
Reliance, Inc. 18,054 5,486,972
Royal Gold, Inc.(a) 27,862 7,090,600
29,092,736
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Annaly Capital Management,
Inc. 245,142 5,184,753
Starwood Property Trust, Inc.
(a) 120,420 2,073,633
7,258,386
Multi-Utilities 0 .3%
Black Hills Corp. 26,364 1,829,925
Northwestern Energy Group,
Inc. 20,984 1,383,685
3,213,610
Office REITs 0 .4%
COPT Defense Properties(a) 38,217 1,169,440
Cousins Properties, Inc. 58,373 1,317,479
Kilroy Realty Corp.(a) 38,398 1,083,207
Vornado Realty Trust(a) 54,904 1,426,955
4,997,081
Oil, Gas & Consumable Fuels 3 .8%
Antero Midstream Corp. 114,620 2,613,336
Antero Resources Corp.* 100,831 4,279,268
Chord Energy Corp. 19,550 2,779,619
CNX Resources Corp.*(a) 48,269 1,860,770
DT Midstream, Inc. 35,010 4,714,797
HF Sinclair Corp.(a) 54,003 3,369,247
Matador Resources Co.(a) 39,709 2,508,815
Murphy Oil Corp. 46,584 1,921,590
Ovintiv, Inc. 97,258 5,773,235
PBF Energy, Inc., Class A 28,620 1,362,884
Permian Resources Corp.,
Class A 251,420 5,360,274
Range Resources Corp. 80,606 3,641,779
Viper Energy, Inc., Class A 65,473 3,076,576
43,262,190
Paper & Forest Products 0 .1%
Louisiana-Pacific Corp. 22,081 1,606,393
Passenger Airlines 0 .3%
Alaska Air Group, Inc.*(a) 39,480 1,452,075
American Airlines Group,
Inc.*(a) 226,937 2,437,303
3,889,378
Personal Care Products 0 .2%
BellRing Brands, Inc.* 42,692 686,914
Coty, Inc., Class A*(a) 127,835 256,949
elf Beauty, Inc.*(a) 20,328 1,232,080
2,175,943
Pharmaceuticals 0 .7%
Elanco Animal Health, Inc.*(a) 171,871 4,112,873
Jazz Pharmaceuticals plc* 21,008 3,971,562
8,084,435

NVIT Mid Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Professional Services 2 .5%
Booz Allen Hamilton Holding
Corp., Class A 41,942 3,272,734
CACI International, Inc., Class
A* 7,611 4,139,395
Concentrix Corp.(a) 15,802 432,343
ExlService Holdings, Inc.* 52,533 1,599,630
Exponent, Inc. 16,516 1,077,669
FTI Consulting, Inc.* 10,285 1,818,079
Genpact Ltd.(a) 54,249 2,020,775
KBR, Inc. 44,072 1,624,494
Maximus, Inc. 19,162 1,228,284
Parsons Corp.*(a) 18,550 1,004,854
Paylocity Holding Corp.* 15,149 1,636,698
Science Applications
International Corp.(a) 15,469 1,468,318
TransUnion 66,543 4,604,110
UL Solutions, Inc., Class A(a) 26,361 2,259,401
28,186,784
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.* 16,307 4,962,546
Residential REITs 0 .8%
American Homes 4 Rent,
Class A 114,072 3,184,890
Equity LifeStyle Properties,
Inc.(a) 67,572 4,217,844
Independence Realty Trust,
Inc. 81,449 1,212,776
8,615,510
Retail REITs 0 .9%
Agree Realty Corp.(a) 40,937 3,085,831
Brixmor Property Group, Inc. 105,481 3,037,853
Kite Realty Group Trust(a) 72,996 1,792,052
NNN REIT, Inc.(a) 66,597 2,799,072
10,714,808
Semiconductors & Semiconductor Equipment 3 .6%
Allegro MicroSystems, Inc.*(a) 42,995 1,355,632
Amkor Technology, Inc. 39,522 1,779,676
Cirrus Logic, Inc.*(a) 17,320 2,504,818
Entegris, Inc.(a) 52,360 6,138,686
Lattice Semiconductor Corp.* 47,024 4,361,946
MACOM Technology Solutions
Holdings, Inc.*(a) 22,200 4,929,954
MKS, Inc. 23,221 5,336,418
Onto Innovation, Inc.* 17,097 3,506,082
Rambus, Inc.*(a) 37,257 3,205,220
Silicon Laboratories, Inc.* 11,376 2,367,915
SiTime Corp.* 7,418 2,561,806
Synaptics, Inc.*(a) 13,512 946,381
Universal Display Corp. 15,397 1,411,289
40,405,823
Software 2 .9%
Appfolio, Inc., Class A*(a) 8,289 1,308,170
Bentley Systems, Inc., Class
B(a) 51,598 1,812,122
BILL Holdings, Inc.*(a) 30,584 1,171,367
Blackbaud, Inc.*(a) 12,432 479,999
Commvault Systems, Inc.* 15,226 1,185,953
Docusign, Inc., Class A* 69,074 3,274,798
Common Stocks
Shares Value ($)
Software
Dolby Laboratories, Inc., Class
A 21,383 1,284,263
Dropbox, Inc., Class A* 60,697 1,379,036
Dynatrace, Inc.* 103,223 3,817,187
Guidewire Software, Inc.* 29,198 4,366,853
InterDigital, Inc.(a) 8,289 2,503,278
Manhattan Associates, Inc.*(a) 20,669 2,751,457
Nutanix, Inc., Class A* 93,269 3,545,155
Pegasystems, Inc.(a) 31,564 1,343,364
Qualys, Inc.* 12,314 1,081,785
UiPath, Inc., Class A*(a) 147,211 1,634,042
32,938,829
Specialized REITs 1 .4%
CubeSmart 79,013 2,895,826
EPR Properties 26,432 1,320,543
Gaming and Leisure
Properties, Inc. 97,960 4,346,485
Lamar Advertising Co., Class A 30,149 3,818,672
National Storage Affiliates
Trust(a) 24,790 935,575
Rayonier, Inc. 95,806 1,975,520
15,292,621
Specialty Retail 3 .3%
Abercrombie & Fitch Co.,
Class A* 15,855 1,448,671
AutoNation, Inc.* 9,309 1,817,675
Bath & Body Works, Inc. 70,622 1,318,513
Burlington Stores, Inc.*(a) 21,396 6,961,830
Chewy, Inc., Class A* 81,726 2,206,602
Dick's Sporting Goods, Inc.(a) 22,823 4,525,573
Five Below, Inc.* 18,955 4,330,838
Floor & Decor Holdings, Inc.,
Class A*(a) 37,145 1,886,966
GameStop Corp., Class A*(a) 141,718 3,265,183
Gap, Inc. (The) 78,180 1,891,956
Lithia Motors, Inc., Class A(a) 8,397 2,096,899
Murphy USA, Inc. 5,782 2,856,135
Penske Automotive Group,
Inc.(a) 6,661 995,953
RH*(a) 5,381 752,371
Valvoline, Inc.*(a) 43,235 1,456,155
37,811,320
Technology Hardware, Storage & Peripherals 0 .6%
Everpure, Inc., Class A* 108,257 6,391,493
Textiles, Apparel & Luxury Goods 0 .5%
Capri Holdings Ltd.*(a) 40,154 707,514
Columbia Sportswear Co. 8,982 492,303
Crocs, Inc.*(a) 17,452 1,448,865
PVH Corp.(a) 16,223 1,131,716
VF Corp.(a) 113,938 1,935,807
5,716,205
Trading Companies & Distributors 1 .7%
Applied Industrial
Technologies, Inc. 12,610 3,345,685
Core & Main, Inc., Class A*(a) 65,146 3,218,212
GATX Corp. 12,205 2,083,882
MSC Industrial Direct Co., Inc.,
Class A(a) 15,433 1,424,003
Watsco, Inc. 12,036 4,378,577

94 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
WESCO International, Inc. 16,399 4,487,094
18,937,453
Water Utilities 0 .3%
Essential Utilities, Inc. 96,533 3,887,384
Total Common Stocks
(cost $722,068,118) 1,098,846,763
Repurchase Agreements 7 .6%
Principal
Amount ($)
Bank of America NA,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $10,001,017,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047;
total market value
$10,200,000.(b) 10,000,000 10,000,000
BofA Securities, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $5,000,508,
collateralized by U.S.
Government Agency
Securities, ranging from
4.77% - 5.50%, maturing
7/20/2047 - 10/20/2054;
total market value
$5,100,000.(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $5,000,511,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $5,100,000.
(b) 5,000,000 5,000,000
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $26,318,032,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$26,844,393.(b) 26,315,364 26,315,364
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $15,001,525,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$15,307,680.(b) 15,000,000 15,000,000
Pershing LLC,
3.64%, dated 3/31/2026,
due 4/1/2026, repurchase
price $25,002,528,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2026
- 1/20/2076; total market
value $25,500,002.(b) 25,000,000 25,000,000
Total Repurchase Agreements
(cost $86,315,364) 86,315,364
Total Investments
(cost $808,383,482) — 104.9% 1,185,162,127
Liabilities in excess of other assets — (4.9)% (55,303,355)
NET ASSETS — 100.0%
$ 1,129,858,772
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $168,273,365, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $86,315,364 and by $80,153,638 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.38%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$166,469,002.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $86,315,364.
REIT Real Estate Investment Trust

NVIT Mid Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 95
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 42 6/2026 USD 14,265,300 178,202
Net contracts 178,202
Currency:
USD United States Dollar

96 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Mid Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Mid Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 97
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,098,846,763 $ – $ – $ 1,098,846,763
Futures Contracts 178,202 – – 178,202
Repurchase Agreements – 86,315,364 – 86,315,364
Total $ 1,099,024,965 $ 86,315,364 $ – $ 1,185,340,329
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 178,202
Total $ 178,202
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

98 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 2 .3%
Axon Enterprise, Inc.* 7,463 3,169,461
Boeing Co. (The)* 75,851 15,096,625
GE Aerospace 102,150 28,987,106
General Dynamics Corp. 24,515 8,414,038
Howmet Aerospace, Inc. 39,141 9,020,435
Huntington Ingalls Industries,
Inc. 3,659 1,390,054
L3Harris Technologies, Inc. 18,342 6,330,741
Lockheed Martin Corp. 19,650 11,876,264
Northrop Grumman Corp. 13,106 8,941,437
RTX Corp. 128,939 24,872,333
Textron, Inc.(a) 17,907 1,567,937
TransDigm Group, Inc. 5,465 6,333,716
126,000,147
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 11,577 1,922,592
Expeditors International of
Washington, Inc. 13,110 1,877,745
FedEx Corp. 21,076 7,506,850
United Parcel Service, Inc.,
Class B 70,373 6,923,296
18,230,483
Automobile Components 0 .0%
†
Aptiv plc* 19,738 1,370,607
Automobiles 2 .1%
Ford Motor Co. 375,205 4,329,866
General Motors Co. 91,263 6,799,093
Tesla, Inc.* 272,541 101,317,117
112,446,076
Banks 3 .4%
Bank of America Corp. 528,944 25,786,020
Citigroup, Inc. 171,847 19,489,168
Citizens Financial Group, Inc. 46,091 2,764,077
Fifth Third Bancorp 92,531 4,298,990
Huntington Bancshares, Inc. 209,204 3,274,043
JPMorgan Chase & Co. 262,120 77,105,219
KeyCorp 101,920 2,043,496
M&T Bank Corp. 16,107 3,329,639
PNC Financial Services
Group, Inc. (The) 40,505 8,428,686
Regions Financial Corp. 95,039 2,482,419
Truist Financial Corp. 128,520 5,908,064
US Bancorp 154,094 8,014,429
Wells Fargo & Co. 303,115 24,130,985
187,055,235
Beverages 1 .1%
Brown-Forman Corp., Class B 15,771 416,985
Coca-Cola Co. (The) 373,108 28,374,863
Constellation Brands, Inc.,
Class A 13,750 2,062,500
Keurig Dr Pepper, Inc. 128,733 3,389,540
Molson Coors Beverage Co.,
Class B(a) 14,728 634,188
Monster Beverage Corp.* 69,295 5,021,116
PepsiCo, Inc. 131,881 20,479,800
60,378,992
Biotechnology 1 .8%
AbbVie, Inc. 170,921 37,173,608
Amgen, Inc. 51,859 18,246,589
Common Stocks
Shares Value ($)
Biotechnology
Biogen, Inc.* 14,203 2,603,836
Gilead Sciences, Inc. 119,607 16,669,628
Incyte Corp.*(a) 15,956 1,501,779
Moderna, Inc.*(a) 33,569 1,705,305
Regeneron Pharmaceuticals,
Inc. 9,737 7,523,196
Vertex Pharmaceuticals, Inc.* 24,782 11,066,154
96,490,095
Broadline Retail 3 .7%
Amazon.com, Inc.* 945,611 196,942,403
eBay, Inc. 43,333 3,944,170
200,886,573
Building Products 0 .5%
A O Smith Corp. 10,396 685,512
Allegion plc(a) 7,786 1,131,228
Builders FirstSource, Inc.* 9,975 821,242
Carrier Global Corp. 79,322 4,466,622
Johnson Controls International
plc 59,012 7,727,621
Lennox International, Inc.(a) 3,060 1,420,238
Masco Corp. 20,486 1,236,740
Trane Technologies plc 21,575 8,991,165
26,480,368
Capital Markets 3 .2%
Ameriprise Financial, Inc. 8,700 3,866,280
Ares Management Corp.,
Class A 19,752 2,154,943
Bank of New York Mellon
Corp. (The) 67,199 7,971,817
Blackrock, Inc. 13,722 13,196,585
Blackstone, Inc. 72,080 8,288,479
Cboe Global Markets, Inc. 10,128 2,846,677
Charles Schwab Corp. (The) 161,289 15,157,940
CME Group, Inc. 34,607 10,221,178
Coinbase Global, Inc., Class
A*(a) 21,538 3,760,750
FactSet Research Systems,
Inc. 3,797 823,911
Franklin Resources, Inc.(a) 33,548 792,404
Goldman Sachs Group, Inc.
(The) 29,345 24,825,577
Interactive Brokers Group,
Inc., Class A 42,891 2,876,699
Intercontinental Exchange, Inc. 55,175 8,677,924
Invesco Ltd. 42,078 1,022,075
KKR & Co., Inc. 66,810 6,179,925
Moody's Corp. 14,973 6,531,971
Morgan Stanley 117,240 19,294,187
MSCI, Inc., Class A 7,426 4,002,688
Nasdaq, Inc.(a) 44,429 3,771,578
Northern Trust Corp. 18,975 2,648,341
Raymond James Financial,
Inc. 17,860 2,585,949
Robinhood Markets, Inc.,
Class A* 77,236 5,352,455
S&P Global, Inc. 29,963 12,744,462
State Street Corp. 26,971 3,413,450
T. Rowe Price Group, Inc.(a) 20,936 1,887,171
174,895,416

NVIT S&P 500 Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Chemicals 1 .2%
Air Products & Chemicals, Inc. 21,735 6,313,800
Albemarle Corp. 11,178 2,006,786
CF Industries Holdings, Inc. 15,789 2,050,044
Corteva, Inc.(a) 65,214 5,459,064
Dow, Inc. 69,794 2,906,920
DuPont de Nemours, Inc. 40,707 1,864,381
Ecolab, Inc. 24,842 6,608,469
International Flavors &
Fragrances, Inc. 24,364 1,767,608
Linde plc 45,169 22,392,983
LyondellBasell Industries NV,
Class A(a) 25,462 2,051,219
Mosaic Co. (The) 33,457 853,153
PPG Industries, Inc. 22,241 2,377,118
Sherwin-Williams Co. (The) 22,536 7,223,915
63,875,460
Commercial Services & Supplies 0 .4%
Cintas Corp. 33,413 5,651,475
Copart, Inc.* 83,959 2,787,438
Republic Services, Inc., Class
A 19,662 4,306,371
Rollins, Inc. 28,112 1,501,462
Veralto Corp. 23,690 2,094,670
Waste Management, Inc. 35,634 8,188,337
24,529,753
Communications Equipment 1 .1%
Arista Networks, Inc.* 99,374 12,201,140
Ciena Corp.* 13,617 5,286,528
Cisco Systems, Inc. 381,460 29,597,481
F5, Inc.* 5,806 1,679,850
Lumentum Holdings, Inc.*(a) 6,844 4,809,689
Motorola Solutions, Inc. 16,235 7,045,503
60,620,191
Construction & Engineering 0 .3%
Comfort Systems USA, Inc. 3,398 4,685,808
EMCOR Group, Inc. 4,258 3,143,724
Quanta Services, Inc. 14,498 7,959,692
15,789,224
Construction Materials 0 .2%
CRH plc 64,722 6,803,577
Martin Marietta Materials, Inc. 5,807 3,418,465
Vulcan Materials Co. 12,714 3,462,022
13,684,064
Consumer Finance 0 .5%
American Express Co. 52,535 15,890,787
Capital One Financial Corp. 61,811 11,276,181
Synchrony Financial 34,779 2,365,667
29,532,635
Consumer Staples Distribution & Retail 2 .1%
Costco Wholesale Corp. 42,915 42,761,793
Dollar General Corp. 20,961 2,488,700
Dollar Tree, Inc.* 18,811 2,059,993
Kroger Co. (The) 58,184 4,210,194
Sysco Corp. 45,100 3,216,983
Target Corp. 43,258 5,242,870
Walmart, Inc. 425,794 52,917,678
112,898,211
Containers & Packaging 0 .2%
Amcor plc(a) 44,587 1,772,333
Common Stocks
Shares Value ($)
Containers & Packaging
Avery Dennison Corp. 7,922 1,367,971
Ball Corp. 25,343 1,498,025
International Paper Co.(a) 50,776 1,812,703
Packaging Corp. of America 8,902 1,889,183
Smurfit Westrock plc 50,839 2,025,934
10,366,149
Distributors 0 .0%
†
Genuine Parts Co. 13,777 1,456,918
Pool Corp. 3,151 637,542
2,094,460
Diversified Telecommunication Services 0 .9%
AT&T, Inc. 682,791 19,794,111
Comcast Corp., Class A 351,490 10,091,278
Verizon Communications, Inc. 406,151 20,388,780
50,274,169
Electric Utilities 1 .6%
Alliant Energy Corp. 25,060 1,798,305
American Electric Power Co.,
Inc. 52,632 6,899,002
Constellation Energy Corp. 30,244 8,445,637
Duke Energy Corp. 74,337 9,733,687
Edison International 37,333 2,732,029
Entergy Corp. 43,924 4,935,300
Evergy, Inc. 21,313 1,745,961
Eversource Energy 35,655 2,470,178
Exelon Corp. 97,494 4,779,156
FirstEnergy Corp.(a) 49,195 2,492,219
NextEra Energy, Inc. 201,818 18,744,856
NRG Energy, Inc. 20,434 2,986,225
PG&E Corp. 210,777 3,703,352
Pinnacle West Capital Corp.(a) 12,033 1,212,325
PPL Corp.(a) 71,994 2,750,171
Southern Co. (The) 106,434 10,273,010
Xcel Energy, Inc. 56,579 4,494,636
90,196,049
Electrical Equipment 1 .2%
AMETEK, Inc. 22,156 4,749,360
Eaton Corp. plc 37,517 13,418,705
Emerson Electric Co.(a) 54,836 7,184,613
GE Vernova, Inc. 26,228 22,894,421
Generac Holdings, Inc.* 5,142 1,004,387
Hubbell, Inc., Class B 4,979 2,443,395
Rockwell Automation, Inc. 10,662 3,826,379
Vertiv Holdings Co., Class A 36,409 9,123,367
64,644,627
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 119,244 15,066,479
CDW Corp. 12,839 1,553,776
Coherent Corp.* 17,532 4,176,298
Corning, Inc. 75,679 10,290,074
Jabil, Inc. 10,242 2,720,583
Keysight Technologies, Inc.* 16,352 4,617,314
TE Connectivity plc 28,868 6,033,989
Teledyne Technologies, Inc.* 4,396 2,659,624
Zebra Technologies Corp.,
Class A* 5,141 1,074,880
48,193,017
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 94,004 5,738,944

100 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Halliburton Co. 82,061 3,199,559
SLB Ltd. 144,757 7,439,062
16,377,565
Entertainment 1 .3%
Electronic Arts, Inc. 21,411 4,365,061
Live Nation Entertainment,
Inc.*(a) 15,198 2,317,847
Netflix, Inc.* 409,163 39,341,022
Take-Two Interactive Software,
Inc.* 16,401 3,239,198
TKO Group Holdings, Inc.,
Class A(a) 6,774 1,365,977
Walt Disney Co. (The) 173,531 16,724,918
Warner Bros Discovery, Inc.* 236,253 6,487,507
73,841,530
Financial Services 3 .6%
Apollo Global Management,
Inc.(a) 43,786 4,878,636
Berkshire Hathaway, Inc.,
Class B* 177,408 85,013,914
Block, Inc., Class A* 52,383 3,152,409
Corpay, Inc.* 6,672 1,941,485
Fidelity National Information
Services, Inc. 50,092 2,349,816
Fiserv, Inc.* 51,855 2,893,509
Global Payments, Inc. 23,746 1,598,106
Jack Henry & Associates, Inc. 7,363 1,163,649
Mastercard, Inc., Class A 78,987 39,466,644
PayPal Holdings, Inc. 91,184 4,124,252
Visa, Inc., Class A(a) 163,062 49,283,859
195,866,279
Food Products 0 .5%
Archer-Daniels-Midland Co. 46,114 3,352,027
Bunge Global SA 13,694 1,741,877
Campbell's Co. (The)(a) 20,922 465,933
Conagra Brands, Inc. 48,773 766,711
General Mills, Inc. 50,814 1,891,297
Hershey Co. (The) 14,030 2,916,697
Hormel Foods Corp. 30,704 695,445
J M Smucker Co. (The) 10,562 1,018,599
Kraft Heinz Co. (The)(a) 83,952 1,888,080
McCormick & Co., Inc.
(Non-Voting) 23,988 1,209,955
Mondelez International, Inc.,
Class A 126,190 7,273,592
Tyson Foods, Inc., Class A 29,168 1,868,794
25,089,007
Gas Utilities 0 .1%
Atmos Energy Corp. 15,836 2,925,226
Ground Transportation 0 .9%
CSX Corp. 178,122 7,311,908
JB Hunt Transport Services,
Inc. 7,482 1,585,436
Norfolk Southern Corp. 21,516 6,175,092
Old Dominion Freight Line, Inc. 17,698 3,458,189
Uber Technologies, Inc.* 200,885 14,449,658
Union Pacific Corp. 57,485 13,947,011
46,927,294
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 1 .8%
Abbott Laboratories 167,655 17,213,139
Align Technology, Inc.* 6,365 1,091,152
Baxter International, Inc. 52,642 884,386
Becton Dickinson & Co. 27,278 4,288,920
Boston Scientific Corp.* 143,075 8,977,956
Cooper Cos., Inc. (The)* 19,866 1,420,419
Dexcom, Inc.* 37,356 2,345,957
Edwards Lifesciences Corp.* 55,872 4,474,230
GE HealthCare Technologies,
Inc. 43,303 3,082,307
Hologic, Inc.* 21,696 1,640,001
IDEXX Laboratories, Inc.* 7,847 4,409,151
Insulet Corp.* 6,654 1,396,275
Intuitive Surgical, Inc.* 34,531 15,918,446
Medtronic plc 123,739 10,721,984
ResMed, Inc.(a) 13,828 3,104,109
Solventum Corp.* 15,352 1,002,486
STERIS plc 9,323 2,061,595
Stryker Corp. 33,212 10,913,131
Zimmer Biomet Holdings, Inc. 19,798 1,790,135
96,735,779
Health Care Providers & Services 1 .5%
Cardinal Health, Inc. 22,824 4,822,939
Cencora, Inc. 18,638 5,854,941
Centene Corp.* 46,481 1,521,788
Cigna Group (The) 25,463 6,792,255
CVS Health Corp. 123,269 8,853,180
DaVita, Inc.*(a) 3,730 573,264
Elevance Health, Inc. 21,413 6,268,656
HCA Healthcare, Inc. 15,641 7,401,947
Henry Schein, Inc.* 11,010 811,437
Humana, Inc. 11,439 1,983,408
Labcorp Holdings, Inc. 7,887 2,104,330
McKesson Corp. 12,079 10,452,683
Quest Diagnostics, Inc. 10,571 2,071,705
UnitedHealth Group, Inc. 87,242 23,606,813
Universal Health Services,
Inc., Class B 5,410 968,228
84,087,574
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 15,941 739,981
Healthpeak Properties, Inc. 67,767 1,113,412
Ventas, Inc. 45,790 3,744,706
Welltower, Inc. 67,183 13,282,751
18,880,850
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc.(a) 60,893 1,166,710
Hotels, Restaurants & Leisure 1 .8%
Airbnb, Inc., Class A* 40,740 5,144,647
Booking Holdings, Inc. 3,132 13,186,722
Carnival Corp. 107,448 2,780,754
Chipotle Mexican Grill, Inc.,
Class A* 127,356 4,076,666
Darden Restaurants, Inc.(a) 11,067 2,169,575
Domino's Pizza, Inc.(a) 2,875 1,031,521
DoorDash, Inc., Class A* 35,983 5,402,847
Expedia Group, Inc. 11,316 2,612,751
Hilton Worldwide Holdings,
Inc. 22,848 6,947,620

NVIT S&P 500 Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Las Vegas Sands Corp. 29,483 1,588,544
Marriott International, Inc.,
Class A 21,698 7,096,765
McDonald's Corp. 68,740 21,363,705
MGM Resorts International*(a) 19,091 706,558
Norwegian Cruise Line
Holdings Ltd.*(a) 46,290 865,623
Royal Caribbean Cruises Ltd.
(a) 24,175 6,652,477
Starbucks Corp.(a) 110,086 9,862,605
Wynn Resorts Ltd.(a) 8,098 822,352
Yum! Brands, Inc. 27,307 4,245,692
96,557,424
Household Durables 0 .2%
DR Horton, Inc. 26,022 3,570,739
Garmin Ltd. 15,511 3,598,707
Lennar Corp., Class A(a) 19,837 1,722,645
NVR, Inc.* 271 1,785,844
PulteGroup, Inc. 19,030 2,238,118
12,916,053
Household Products 0 .8%
Church & Dwight Co., Inc. 22,595 2,108,565
Clorox Co. (The) 12,398 1,284,805
Colgate-Palmolive Co. 78,176 6,662,940
Kimberly-Clark Corp.(a) 31,206 3,010,443
Procter & Gamble Co. (The) 225,636 32,590,864
45,657,617
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 73,552 1,036,347
Vistra Corp. 30,296 4,554,398
5,590,745
Industrial Conglomerates 0 .4%
3M Co. 51,711 7,509,989
Honeywell International, Inc. 61,300 13,855,639
21,365,628
Industrial REITs 0 .2%
Prologis, Inc. 90,054 11,903,338
Insurance 1 .7%
Aflac, Inc. 47,122 5,169,755
Allstate Corp. (The)(a) 25,407 5,267,887
American International Group,
Inc. 52,789 3,972,372
Aon plc, Class A 20,824 6,721,571
Arch Capital Group Ltd.* 36,064 3,461,783
Arthur J Gallagher & Co. 24,924 5,398,040
Assurant, Inc. 4,613 1,004,757
Brown & Brown, Inc.(a) 27,272 1,778,407
Chubb Ltd. 35,657 11,621,686
Cincinnati Financial Corp. 14,856 2,337,592
Erie Indemnity Co., Class A(a) 2,643 664,212
Everest Group Ltd. 4,254 1,390,420
Globe Life, Inc. 8,363 1,163,879
Hartford Insurance Group, Inc.
(The) 26,907 3,638,634
Loews Corp. 17,480 1,865,815
Marsh & McLennan Cos., Inc. 47,357 8,214,072
MetLife, Inc. 53,444 3,779,560
Principal Financial Group, Inc. 18,084 1,629,549
Common Stocks
Shares Value ($)
Insurance
Progressive Corp. (The) 56,674 11,235,054
Prudential Financial, Inc. 33,541 3,276,620
Travelers Cos., Inc. (The) 21,725 6,336,748
W R Berkley Corp. 28,631 1,897,663
Willis Towers Watson plc 9,080 2,639,556
94,465,632
Interactive Media & Services 7 .6%
Alphabet, Inc., Class A 564,695 162,383,694
Alphabet, Inc., Class C 452,063 129,678,792
Meta Platforms, Inc., Class A 211,731 121,137,657
413,200,143
IT Services 0 .8%
Accenture plc, Class A 60,046 11,906,521
Akamai Technologies, Inc.*(a) 14,304 1,642,815
Cognizant Technology
Solutions Corp., Class A 46,609 2,859,462
EPAM Systems, Inc.*(a) 5,566 753,636
Gartner, Inc.* 7,379 1,168,391
GoDaddy, Inc., Class A* 13,574 1,122,163
International Business
Machines Corp. 90,401 21,912,298
VeriSign, Inc. 7,867 1,953,848
43,319,134
Leisure Products 0 .0%
†
Hasbro, Inc. 12,006 1,123,762
Life Sciences Tools & Services 0 .8%
Agilent Technologies, Inc. 27,074 3,085,894
Bio-Techne Corp. 15,939 832,972
Charles River Laboratories
International, Inc.* 4,419 762,277
Danaher Corp. 61,443 11,649,593
IQVIA Holdings, Inc.* 16,255 2,772,128
Mettler-Toledo International,
Inc.* 1,946 2,454,295
Revvity, Inc.(a) 10,921 956,789
Thermo Fisher Scientific, Inc. 36,375 17,879,404
Waters Corp.* 9,325 2,776,985
West Pharmaceutical
Services, Inc. 7,225 1,810,874
44,981,211
Machinery 1 .8%
Caterpillar, Inc. 45,128 31,971,383
Cummins, Inc. 13,159 7,079,805
Deere & Co. 24,384 13,735,507
Dover Corp. 12,938 2,696,926
Fortive Corp. 32,584 1,801,243
IDEX Corp. 7,383 1,399,448
Illinois Tool Works, Inc. 25,805 6,716,783
Ingersoll Rand, Inc. 34,564 2,769,268
Nordson Corp. 4,993 1,328,438
Otis Worldwide Corp. 37,371 2,880,557
PACCAR, Inc. 50,142 5,791,401
Parker-Hannifin Corp. 12,380 11,083,071
Pentair plc 15,544 1,354,038
Snap-on, Inc. 5,039 1,830,265
Stanley Black & Decker, Inc. 15,863 1,127,225
Westinghouse Air Brake
Technologies Corp. 16,267 4,065,286

102 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc. 23,136 2,764,752
100,395,396
Media 0 .2%
Charter Communications, Inc.,
Class A*(a) 9,289 2,005,309
EchoStar Corp., Class A*(a) 12,376 1,448,858
Fox Corp., Class A(a) 20,620 1,204,208
Fox Corp., Class B 17,294 918,312
News Corp., Class A 35,275 879,406
News Corp., Class B(a) 15,194 433,181
Omnicom Group, Inc. 31,717 2,388,607
Paramount Skydance Corp.,
Class B(a) 19,876 179,282
Trade Desk, Inc. (The), Class
A* 42,742 969,816
10,426,979
Metals & Mining 0 .5%
Freeport-McMoRan, Inc. 139,916 8,224,262
Newmont Corp. 105,812 11,454,149
Nucor Corp. 21,897 3,702,783
Steel Dynamics, Inc. 13,417 2,415,060
25,796,254
Multi-Utilities 0 .7%
Ameren Corp. 26,596 2,923,432
CenterPoint Energy, Inc.(a) 63,265 2,730,517
CMS Energy Corp. 29,794 2,311,419
Consolidated Edison, Inc. 34,212 3,872,114
Dominion Energy, Inc. 81,201 5,019,846
DTE Energy Co. 20,152 2,946,625
NiSource, Inc. 46,401 2,165,071
Public Service Enterprise
Group, Inc. 47,358 3,833,630
Sempra 63,774 6,196,920
WEC Energy Group, Inc. 31,499 3,646,639
35,646,213
Office REITs 0 .0%
†
BXP, Inc.(a) 14,849 770,663
Oil, Gas & Consumable Fuels 3 .7%
APA Corp.(a) 36,689 1,557,081
Chevron Corp. 182,417 37,742,077
ConocoPhillips 118,877 15,691,764
Coterra Energy, Inc. 75,597 2,656,479
Devon Energy Corp. 61,190 3,079,081
Diamondback Energy, Inc. 17,681 3,497,125
EOG Resources, Inc. 52,014 7,519,664
EQT Corp. 59,071 3,759,278
Expand Energy Corp. 22,663 2,487,944
Exxon Mobil Corp. 406,015 68,884,505
Kinder Morgan, Inc. 190,260 6,379,418
Marathon Petroleum Corp. 28,955 7,070,232
Occidental Petroleum Corp. 67,807 4,407,455
ONEOK, Inc. 61,543 5,562,872
Phillips 66 39,594 7,213,235
Targa Resources Corp. 20,306 5,091,323
Texas Pacific Land Corp. 5,475 2,598,216
Valero Energy Corp. 29,565 7,304,920
Williams Cos., Inc. (The) 118,531 8,626,686
201,129,355
Common Stocks
Shares Value ($)
Passenger Airlines 0 .2%
Delta Air Lines, Inc. 61,657 4,098,958
Southwest Airlines Co. 50,876 1,911,411
United Airlines Holdings, Inc.* 30,762 2,832,257
8,842,626
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 23,294 1,671,810
Kenvue, Inc. 182,377 3,144,180
4,815,990
Pharmaceuticals 3 .5%
Bristol-Myers Squibb Co. 197,647 11,987,290
Eli Lilly & Co. 76,743 70,585,909
Johnson & Johnson 232,795 56,904,410
Merck & Co., Inc. 240,607 28,942,616
Pfizer, Inc. 550,016 15,444,449
Viatris, Inc. 105,664 1,427,521
Zoetis, Inc., Class A 41,481 4,903,469
190,195,664
Professional Services 0 .4%
Automatic Data Processing,
Inc. 38,473 7,816,944
Broadridge Financial
Solutions, Inc. 11,472 1,863,971
Equifax, Inc. 11,945 2,150,936
Jacobs Solutions, Inc. 11,891 1,513,486
Leidos Holdings, Inc. 12,541 1,950,376
Paychex, Inc. 31,838 2,932,917
Verisk Analytics, Inc., Class A 13,198 2,504,321
20,732,951
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 28,110 3,807,781
CoStar Group, Inc.* 39,975 1,612,591
5,420,372
Residential REITs 0 .2%
AvalonBay Communities, Inc. 13,537 2,211,269
Camden Property Trust 10,495 1,024,942
Equity Residential 33,171 1,962,064
Essex Property Trust, Inc.(a) 5,907 1,429,494
Invitation Homes, Inc. 55,688 1,383,847
Mid-America Apartment
Communities, Inc. 11,524 1,407,311
UDR, Inc. 29,595 999,719
10,418,646
Retail REITs 0 .3%
Federal Realty Investment
Trust 7,827 831,306
Kimco Realty Corp. 66,919 1,503,670
Realty Income Corp. 87,801 5,371,665
Regency Centers Corp. 15,007 1,135,430
Simon Property Group, Inc. 31,935 5,956,835
14,798,906
Semiconductors & Semiconductor Equipment 14 .3%
Advanced Micro Devices, Inc.* 157,990 32,139,906
Analog Devices, Inc. 47,969 15,260,858
Applied Materials, Inc. 77,303 26,421,392
Broadcom, Inc. 459,190 142,123,897
First Solar, Inc.* 10,206 2,013,235
Intel Corp.* 454,029 20,036,300
KLA Corp. 12,720 18,729,055

NVIT S&P 500 Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Lam Research Corp. 121,915 26,048,359
Microchip Technology, Inc. 50,901 3,288,714
Micron Technology, Inc. 109,052 36,842,128
Monolithic Power Systems,
Inc. 4,552 4,976,929
NVIDIA Corp. 2,353,670 410,480,048
NXP Semiconductors NV 23,879 4,700,820
ON Semiconductor Corp.* 40,370 2,499,710
Qnity Electronics, Inc. 20,122 2,321,676
QUALCOMM, Inc. 103,892 13,379,212
Skyworks Solutions, Inc.(a) 15,231 815,620
Teradyne, Inc. 15,127 4,484,550
Texas Instruments, Inc. 87,693 17,024,719
783,587,128
Software 8 .2%
Adobe, Inc.* 39,793 9,672,882
AppLovin Corp., Class A* 26,455 10,529,090
Autodesk, Inc.* 20,830 4,986,702
Cadence Design Systems,
Inc.* 26,439 7,346,605
Crowdstrike Holdings, Inc.,
Class A* 24,041 9,385,847
Datadog, Inc., Class A* 30,774 3,632,871
Fair Isaac Corp.* 2,282 2,436,126
Fortinet, Inc.* 61,968 5,064,025
Gen Digital, Inc. 52,316 985,110
Intuit, Inc. 26,870 11,618,051
Microsoft Corp. 718,900 266,115,213
Oracle Corp. 164,150 24,148,106
Palantir Technologies, Inc.,
Class A* 221,670 32,425,888
Palo Alto Networks, Inc.* 77,238 12,382,796
PTC, Inc.* 11,253 1,603,440
Roper Technologies, Inc. 10,546 3,731,808
Salesforce, Inc. 92,090 17,190,440
ServiceNow, Inc.* 100,180 10,473,819
Synopsys, Inc.* 18,427 7,305,937
Trimble, Inc.* 23,162 1,510,857
Tyler Technologies, Inc.* 4,191 1,434,915
Workday, Inc., Class A* 21,187 2,752,615
446,733,143
Specialized REITs 0 .8%
American Tower Corp. 45,472 7,847,558
Crown Castle, Inc.(a) 41,646 3,386,236
Digital Realty Trust, Inc. 30,622 5,518,391
Equinix, Inc. 9,533 9,344,628
Extra Space Storage, Inc. 20,138 2,640,696
Iron Mountain, Inc. 28,034 2,863,393
Public Storage 14,972 4,055,615
SBA Communications Corp.,
Class A 10,321 1,776,347
VICI Properties, Inc., Class A 104,118 2,844,504
Weyerhaeuser Co. 71,354 1,743,178
42,020,546
Specialty Retail 1 .7%
AutoZone, Inc.* 1,626 5,492,270
Best Buy Co., Inc. 19,359 1,242,848
Carvana Co., Class A*(a) 13,656 4,293,173
Home Depot, Inc. (The) 96,317 31,677,698
Lowe's Cos., Inc. 54,041 12,768,808
Common Stocks
Shares Value ($)
Specialty Retail
O'Reilly Automotive, Inc.* 81,801 7,551,050
Ross Stores, Inc. 31,177 6,753,874
TJX Cos., Inc. (The) 107,493 17,166,632
Tractor Supply Co. 52,483 2,377,480
Ulta Beauty, Inc.* 4,322 2,259,153
Williams-Sonoma, Inc. 11,658 2,125,603
93,708,589
Technology Hardware, Storage & Peripherals 7 .3%
Apple, Inc. 1,423,089 361,165,757
Dell Technologies, Inc., Class
C 28,915 4,745,819
Hewlett Packard Enterprise
Co. 125,902 2,997,727
HP, Inc.(a) 89,901 1,726,998
NetApp, Inc. 18,971 1,942,441
Sandisk Corp.* 14,333 9,106,328
Seagate Technology Holdings
plc(a) 20,910 8,191,702
Super Micro Computer, Inc.*(a) 49,021 1,116,208
Western Digital Corp. 33,070 8,945,104
399,938,084
Textiles, Apparel & Luxury Goods 0 .2%
Deckers Outdoor Corp.* 13,583 1,359,523
Lululemon Athletica, Inc.* 10,644 1,629,596
NIKE, Inc., Class B 115,428 6,096,907
Ralph Lauren Corp., Class A 3,633 1,249,716
Tapestry, Inc. 19,612 2,767,449
13,103,191
Tobacco 0 .6%
Altria Group, Inc. 161,821 10,678,568
Philip Morris International, Inc. 149,943 24,791,575
35,470,143
Trading Companies & Distributors 0 .3%
Fastenal Co. 109,066 5,060,663
United Rentals, Inc. 6,322 4,605,956
WW Grainger, Inc. 4,167 4,545,405
14,212,024
Water Utilities 0 .0%
†
American Water Works Co.,
Inc.(a) 18,568 2,526,919
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 45,996 9,660,540
Total Common Stocks
(cost $1,940,671,495) 5,414,260,824
Repurchase Agreements 0 .4%
Principal
Amount ($)
Bank of America NA,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $10,001,017,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047;
total market value
$10,200,000.(b) 10,000,000 10,000,000

104 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT S&P 500 Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $3,000,305,
collateralized by U.S.
Government Agency
Securities, ranging from
4.77% - 5.50%, maturing
7/20/2047 - 10/20/2054;
total market value
$3,060,000.(b) 3,000,000 3,000,000
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $2,558,545,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$2,609,716.(b) 2,558,285 2,558,285
Citi Global Market, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $5,000,508,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.25% - 4.38%, maturing
11/30/2030 - 5/15/2035;
total market value
$5,100,002.(b) 5,000,000 5,000,000
MetLife, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $3,000,305,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$3,061,536.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $23,558,285) 23,558,285
Total Investments
(cost $1,964,229,780) — 99.4% 5,437,819,109
Other assets in excess of liabilities — 0.6% 31,681,736
NET ASSETS — 100.0%
$ 5,469,500,845
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $68,747,993, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $23,558,285 and by $45,037,620 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$68,595,905.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $23,558,285.
REIT Real Estate Investment Trust

NVIT S&P 500 Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 105
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 169 6/2026 USD 55,522,838 (1,091,590)
Net contracts (1,091,590)
Currency:
USD United States Dollar

106 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT S&P 500 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT S&P 500 Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 107
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 5,414,260,824 $ – $ – $ 5,414,260,824
Repurchase Agreements – 23,558,285 – 23,558,285
Total Assets $ 5,414,260,824 $ 23,558,285 $ – $ 5,437,819,109
Liabilities:
Futures Contracts $ (1,091,590) $ – $ – $ (1,091,590)
Total Liabilities $ (1,091,590) $ – $ – $ (1,091,590)
Total $ 5,413,169,234 $ 23,558,285 $ – $ 5,436,727,519
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,091,590)
Total $ (1,091,590)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

108 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 8,243 38,495
Total Closed End Fund
(cost  $48,916) 38,495
Common Stocks 98.9%
Shares
Aerospace & Defense 2.0%
AAR Corp.* 7,754 848,753
AeroVironment, Inc.*(a) 7,453 1,364,272
AerSale Corp.* 6,270 38,999
AIRO Group Holdings, Inc.*(a) 4,059 30,869
Archer Aviation, Inc., Class
A*(a) 119,962 620,204
Astronics Corp.* 6,159 410,990
Beta Technologies, Inc., Class
A*(a) 6,467 95,065
Byrna Technologies, Inc.*(a) 3,185 29,238
Cadre Holdings, Inc.(a) 5,609 172,084
Ducommun, Inc.* 2,726 332,572
Eve Holding, Inc.*(a) 18,949 46,994
Firefly Aerospace, Inc.*(a) 4,599 130,934
Intuitive Machines, Inc.*(a) 21,567 400,283
Kratos Defense & Security
Solutions, Inc.* 35,626 2,511,989
Mercury Systems, Inc.* 10,725 781,960
Moog, Inc., Class A 5,559 1,626,786
National Presto Industries, Inc. 1,030 141,172
Park Aerospace Corp. 3,765 103,086
Red Cat Holdings, Inc.*(a) 20,243 264,981
Redwire Corp.*(a) 20,931 177,913
Satellogic, Inc., Class A*(a) 18,250 99,280
V2X, Inc.* 5,249 359,556
Voyager Technologies, Inc.,
Class A*(a) 9,409 220,076
VSE Corp.(a) 5,292 975,845
York Space Systems, Inc.* 3,507 77,750
11,861,651
Air Freight & Logistics 0.1%
Forward Air Corp.*(a) 4,091 68,361
Hub Group, Inc., Class A(a) 11,687 421,200
Radiant Logistics, Inc.* 5,309 37,428
526,989
Automobile Components 1.1%
Adient plc* 15,577 314,811
Cooper-Standard Holdings,
Inc.* 3,466 96,597
Dana, Inc. 22,340 751,741
Dauch Corp.* 46,213 274,043
Dorman Products, Inc.*(a) 5,385 561,979
Fox Factory Holding Corp.*(a) 8,160 134,314
Garrett Motion, Inc. 34,938 634,824
Gentherm, Inc.* 6,141 170,597
Goodyear Tire & Rubber Co.
(The)*(a) 54,730 362,860
Holley, Inc.*(a) 14,845 45,574
LCI Industries 4,638 570,381
Motorcar Parts of America,
Inc.* 2,654 29,353
Common Stocks
Shares Value ($)
Automobile Components
Patrick Industries, Inc.(a) 6,449 716,290
Phinia, Inc. 7,606 520,555
Solid Power, Inc.*(a) 34,597 103,791
Standard Motor Products, Inc. 4,243 147,402
Strattec Security Corp.*(a) 738 57,815
Visteon Corp. 5,425 494,272
XPEL, Inc. Reg. S*(a) 5,009 221,698
6,208,897
Automobiles 0.0%
†
Faraday Future Intelligent
Electric, Inc., Class A*(a) 27,322 7,508
Winnebago Industries, Inc.(a) 5,350 165,797
173,305
Banks 9.7%
1st Source Corp. 3,698 255,939
ACNB Corp. 1,942 92,964
Amalgamated Financial Corp. 4,696 182,534
Amerant Bancorp, Inc., Class
A(a) 7,272 160,275
Ameris Bancorp 13,128 1,023,853
Ames National Corp.(a) 1,751 49,413
Arrow Financial Corp. 3,238 108,700
Associated Banc-Corp. 34,143 882,938
Atlantic Union Bankshares
Corp.(a) 28,290 1,011,085
Avidbank Holdings, Inc.* 423 12,055
Axos Financial, Inc.* 10,794 918,461
Banc of California, Inc. 26,909 473,060
BancFirst Corp.(a) 4,178 453,313
Bancorp, Inc. (The)* 7,971 428,282
Bank First Corp.(a) 1,989 268,634
Bank of Hawaii Corp. 7,759 576,106
Bank of Marin Bancorp 2,611 66,920
Bank of NT Butterfield & Son
Ltd. (The) 8,455 443,718
Bank7 Corp. 774 30,867
BankUnited, Inc. 14,367 648,814
Bankwell Financial Group, Inc. 1,443 70,014
Banner Corp. 6,673 404,918
Bar Harbor Bankshares 2,960 96,052
BayCom Corp. 1,915 56,923
BCB Bancorp, Inc.(a) 2,988 26,832
Beacon Financial Corp.(a) 16,321 489,630
Blue Foundry Bancorp* 3,416 45,228
Blue Ridge Bankshares, Inc. 13,831 58,090
Bridgewater Bancshares, Inc.* 4,244 75,119
Burke & Herbert Financial
Services Corp.(a) 2,744 170,924
Business First Bancshares,
Inc. 6,046 163,484
BV Financial, Inc.* 1,483 28,385
Byline Bancorp, Inc. 6,170 194,787
C&F Financial Corp. 730 53,246
California BanCorp 4,168 73,857
Camden National Corp. 3,317 157,392
Capital Bancorp, Inc. 2,230 66,320
Capital City Bank Group, Inc. 2,817 122,427
Capitol Federal Financial, Inc. 24,283 173,138
Carter Bankshares, Inc.*(a) 4,442 103,587
Cathay General Bancorp 13,127 654,512
CB Financial Services, Inc.(a) 798 27,276

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Banks
Central Pacific Financial Corp. 4,815 153,887
CF Bankshares, Inc. 678 18,923
Chain Bridge Bancorp, Inc.,
Class A* 438 15,286
Chemung Financial Corp. 906 48,761
ChoiceOne Financial Services,
Inc. 2,702 75,980
Citizens & Northern Corp.(a) 3,322 74,213
Citizens Community Bancorp,
Inc. 2,318 45,896
Citizens Financial Services,
Inc.(a) 902 55,157
City Holding Co. 2,710 323,899
Civista Bancshares, Inc. 3,712 84,596
CNB Financial Corp. 5,481 158,730
Coastal Financial Corp.* 2,569 195,501
CoastalSouth Bancshares, Inc. 1,653 40,647
Colony Bankcorp, Inc. 3,632 72,531
Columbia Financial, Inc.* 5,037 88,198
Commercial Bancgroup, Inc. 1,244 32,369
Community Financial System,
Inc. 10,508 616,294
Community Trust Bancorp, Inc. 3,234 196,368
Community West
Bancshares(a) 3,072 71,578
ConnectOne Bancorp, Inc. 9,468 253,458
Customers Bancorp, Inc.* 6,351 440,823
CVB Financial Corp.(a) 25,516 494,755
Dime Community Bancshares,
Inc. 7,756 262,308
Eagle Bancorp Montana, Inc. 1,269 26,116
Eagle Bancorp, Inc.(a) 5,672 141,063
Eagle Financial Services, Inc. 975 34,105
Eastern Bankshares, Inc. 42,964 840,376
ECB Bancorp, Inc.* 943 15,776
Enterprise Financial Services
Corp. 7,322 396,193
Equity Bancshares, Inc., Class
A 3,203 142,245
Esquire Financial Holdings,
Inc. 1,437 154,478
Farmers & Merchants
Bancorp, Inc. 2,483 63,739
Farmers National Banc Corp. 10,550 138,838
FB Bancorp, Inc.*(a) 3,343 45,933
FB Financial Corp. 8,740 453,956
Fidelity D&D Bancorp, Inc. 857 37,091
Financial Institutions, Inc. 3,928 124,557
Finward Bancorp 504 18,295
Finwise Bancorp*(a) 1,519 24,091
First Bancorp(a) 39,542 1,124,852
First Bancorp, Inc. (The) 2,506 70,243
First Bank 4,076 65,216
First Busey Corp. 16,768 423,727
First Business Financial
Services, Inc. 1,593 85,910
First Capital, Inc.(a) 690 34,245
First Commonwealth Financial
Corp. 20,731 364,451
First Community Bankshares,
Inc.(a) 2,972 123,397
Common Stocks
Shares Value ($)
Banks
First Community Corp. 1,283 37,502
First Financial Bancorp 20,479 570,955
First Financial Bankshares,
Inc. 26,565 782,339
First Financial Corp. 2,244 141,821
First Foundation, Inc.* 12,663 74,712
First Internet Bancorp 1,450 29,551
First Interstate BancSystem,
Inc., Class A(a) 17,583 587,272
First Merchants Corp. 12,632 489,237
First Mid Bancshares, Inc. 4,290 176,705
First National Corp.(a) 1,346 36,234
First United Corp. 1,134 41,550
First Western Financial, Inc.* 1,828 44,932
Firstsun Capital Bancorp*(a) 2,570 93,702
Five Star Bancorp 3,007 113,424
Flagstar Bank NA 59,884 788,672
Flushing Financial Corp. 6,186 95,017
Franklin Financial Services
Corp. 739 37,748
FS Bancorp, Inc. 1,342 51,788
Fulton Financial Corp.(a) 35,325 718,510
FVCBankcorp, Inc. 3,449 52,390
GBank Financial Holdings,
Inc.*(a) 1,719 46,000
German American Bancorp,
Inc.(a) 6,713 280,536
Glacier Bancorp, Inc.(a) 25,479 1,138,147
Great Southern Bancorp, Inc.
(a) 1,658 104,670
Greene County Bancorp, Inc. 1,395 31,262
Hancock Whitney Corp. 16,884 1,073,654
Hanmi Financial Corp. 5,675 149,593
Hanover Bancorp, Inc. 768 16,581
Hawthorn Bancshares, Inc. 1,069 36,015
HBT Financial, Inc. 2,659 71,048
Heritage Commerce Corp. 12,317 153,716
Heritage Financial Corp. 6,446 167,596
Hilltop Holdings, Inc. 8,860 317,365
Hingham Institution for
Savings(a) 328 93,756
Home Bancorp, Inc. 1,439 87,175
Home BancShares, Inc. 37,620 1,013,107
HomeTrust Bancshares, Inc. 3,083 131,490
Hope Bancorp, Inc. 24,845 277,519
Horizon Bancorp, Inc. 9,875 163,629
Independent Bank Corp. 13,768 877,030
International Bancshares Corp. 10,805 727,068
Investar Holding Corp. 2,381 64,930
John Marshall Bancorp, Inc. 2,281 46,259
Kearny Financial Corp. 10,426 78,716
Lakeland Financial Corp.(a) 4,836 277,490
Landmark Bancorp, Inc.(a) 1,203 29,834
LCNB Corp. 2,456 38,289
LINKBANCORP, Inc. 3,402 28,373
Live Oak Bancshares, Inc. 7,060 233,474
MainStreet Bancshares, Inc.
(a) 1,135 25,197
Mechanics Bancorp(a) 9,552 140,892
Mercantile Bank Corp. 3,180 160,590
Meridian Corp. 1,780 33,749
Metrocity Bankshares, Inc.(a) 3,957 113,447

110 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Metropolitan Bank Holding
Corp. 1,784 148,589
Mid Penn Bancorp, Inc.(a) 3,884 124,909
Midland States Bancorp, Inc. 3,844 85,760
MVB Financial Corp.(a) 2,183 54,204
National Bank Holdings Corp.,
Class A(a) 7,473 292,643
National Bankshares, Inc. 1,074 39,104
NB Bancorp, Inc. 7,441 156,782
NBT Bancorp, Inc. 10,170 433,039
Nicolet Bankshares, Inc. 3,621 538,153
Northeast Bank 1,510 169,679
Northeast Community
Bancorp, Inc. 2,554 60,785
Northfield Bancorp, Inc. 7,277 98,531
Northpointe Bancshares, Inc.
(a) 3,837 66,227
Northrim Bancorp, Inc.(a) 4,180 95,638
Northwest Bancshares, Inc. 28,619 363,175
Norwood Financial Corp. 1,634 48,072
Oak Valley Bancorp 1,456 47,218
OceanFirst Financial Corp.(a) 10,932 197,213
OFG Bancorp(a) 8,659 350,343
Ohio Valley Banc Corp. 690 30,263
Old National Bancorp 69,479 1,535,486
Old Second Bancorp, Inc. 9,841 198,395
OP Bancorp(a) 3,148 41,868
Orange County Bancorp, Inc. 2,226 71,187
Origin Bancorp, Inc. 5,930 245,858
Orrstown Financial Services,
Inc. 3,642 131,403
Park National Corp.(a) 2,945 481,360
Parke Bancorp, Inc. 2,104 59,754
Pathward Financial, Inc. 4,320 385,474
Patriot National Bancorp,
Inc.*(a) 14,599 18,833
PCB Bancorp 2,268 51,007
Peapack-Gladstone Financial
Corp.(a) 3,168 111,545
Peoples Bancorp of North
Carolina, Inc. 839 32,855
Peoples Bancorp, Inc. 6,951 228,479
Peoples Financial Services
Corp.(a) 1,815 96,794
Pioneer Bancorp, Inc.*(a) 2,248 31,292
Plumas Bancorp 1,166 56,924
Ponce Financial Group,
Inc.*(a) 3,681 61,510
Preferred Bank(a) 1,139 103,296
Primis Financial Corp. 4,235 56,241
Princeton Bancorp, Inc. 996 33,635
Provident Financial Services,
Inc. 23,497 497,197
QCR Holdings, Inc. 3,229 275,918
RBB Bancorp 3,355 71,696
Red River Bancshares, Inc.(a) 958 86,642
Renasant Corp. 18,719 676,317
Republic Bancorp, Inc., Class
A 1,630 114,996
Rhinebeck Bancorp, Inc.* 771 11,889
Common Stocks
Shares Value ($)
Banks
Richmond Mutual BanCorp,
Inc.(a) 1,305 17,709
Riverview Bancorp, Inc. 3,480 19,140
S&T Bancorp, Inc.(a) 7,342 307,116
SB Financial Group, Inc. 1,057 22,197
Seacoast Banking Corp. of
Florida 19,031 576,449
ServisFirst Bancshares, Inc. 10,179 741,337
Shore Bancshares, Inc. 5,955 111,239
Sierra Bancorp(a) 2,530 85,818
Simmons First National Corp.,
Class A 28,135 547,226
SmartFinancial, Inc. 2,749 107,431
Sound Financial Bancorp, Inc. 304 13,288
South Plains Financial, Inc. 2,378 99,638
Southern First Bancshares,
Inc.* 1,540 83,930
Southern Missouri Bancorp,
Inc. 1,939 123,980
Southside Bancshares, Inc.(a) 5,897 183,338
SR Bancorp, Inc.(a) 1,120 18,906
Stellar Bancorp, Inc. 9,117 333,773
Sterling Bancorp, Inc.*∞(a) 3,556 0
Stock Yards Bancorp, Inc. 5,224 346,299
Texas Capital Bancshares,
Inc.* 8,791 834,090
Third Coast Bancshares,
Inc.*(a) 2,473 93,554
Timberland Bancorp, Inc. 1,705 67,228
Tompkins Financial Corp. 2,621 206,640
Towne Bank 16,651 560,639
TriCo Bancshares 6,084 289,233
Triumph Financial, Inc.* 4,486 267,635
TrustCo Bank Corp. 3,426 149,990
Trustmark Corp. 11,128 468,934
UMB Financial Corp. 14,430 1,627,560
Union Bankshares, Inc.(a) 604 14,689
United Bankshares, Inc. 27,793 1,151,186
United Community Banks, Inc. 24,300 765,207
United Security Bancshares 3,403 35,766
Unity Bancorp, Inc. 1,469 76,138
Univest Financial Corp. 5,588 191,445
USCB Financial Holdings, Inc. 2,081 38,582
Valley National Bancorp 97,175 1,193,309
Virginia National Bankshares
Corp. 841 32,126
WaFd, Inc. 15,262 479,227
Washington Trust Bancorp,
Inc. 3,850 128,821
WesBanco, Inc. 18,787 647,964
West Bancorp, Inc.(a) 2,939 69,919
Westamerica Bancorp 4,679 244,010
Western New England
Bancorp, Inc.(a) 3,406 44,040
WSFS Financial Corp. 10,609 694,465
56,640,770
Beverages 0.1%
MGP Ingredients, Inc. 2,739 50,370
National Beverage Corp.* 4,544 152,906
Vita Coco Co., Inc. (The)*(a) 9,454 452,941

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Beverages
Zevia PBC, Class A* 10,644 12,453
668,670
Biotechnology 9.2%
4D Molecular Therapeutics,
Inc.* 8,396 78,167
Abeona Therapeutics, Inc.*(a) 8,326 37,300
Absci Corp.*(a) 28,577 85,731
ACADIA Pharmaceuticals,
Inc.* 25,041 557,413
Actuate Therapeutics, Inc.*(a) 1,410 3,863
ADC Therapeutics SA*(a) 20,514 76,928
ADMA Biologics, Inc.* 45,405 409,099
Agios Pharmaceuticals, Inc.* 10,999 372,096
Akebia Therapeutics, Inc.*(a) 51,199 71,167
Aktis Oncology, Inc.*(a) 3,962 70,880
Aldeyra Therapeutics, Inc.* 11,442 19,337
Alector, Inc.* 18,766 40,347
Alkermes plc*(a) 31,835 1,125,686
Allogene Therapeutics, Inc.*(a) 29,700 72,468
Altimmune, Inc.*(a) 25,678 79,088
Amicus Therapeutics, Inc.* 58,397 844,421
AnaptysBio, Inc.* 3,675 203,816
Anavex Life Sciences
Corp.*(a) 17,048 52,337
Anika Therapeutics, Inc.* 2,320 33,640
Annexon, Inc.* 25,946 143,741
Apogee Therapeutics, Inc.*(a) 8,751 736,572
Arbutus Biopharma Corp.* 28,577 128,597
Arcellx, Inc.* 7,549 866,776
Arcturus Therapeutics
Holdings, Inc.*(a) 5,100 39,372
Arcus Biosciences, Inc.*(a) 16,534 357,134
Arcutis Biotherapeutics, Inc.* 21,931 516,694
Ardelyx, Inc.* 47,663 285,501
ArriVent Biopharma, Inc.*(a) 6,275 144,764
Arrowhead Pharmaceuticals,
Inc.*(a) 26,638 1,670,203
ARS Pharmaceuticals, Inc.*(a) 12,037 96,657
Atrium Therapeutics, Inc.* 2,267 30,310
aTyr Pharma, Inc.*(a) 16,483 12,857
Aura Biosciences, Inc.*(a) 8,724 58,364
Aurinia Pharmaceuticals, Inc.* 23,552 349,041
Avita Medical, Inc.*(a) 2,475 9,158
Beam Therapeutics, Inc.*(a) 18,800 448,004
Benitec Biopharma, Inc.* 3,710 39,511
Bicara Therapeutics, Inc.*(a) 6,308 125,466
BioCryst Pharmaceuticals,
Inc.*(a) 44,476 423,412
Biohaven Ltd.* 23,166 195,984
Bridgebio Pharma, Inc.*(a) 31,253 2,320,848
Bright Minds Biosciences,
Inc.*(a) 1,368 99,823
Candel Therapeutics, Inc.*(a) 9,557 46,829
Capricor Therapeutics, Inc.*(a) 8,572 260,589
Cardiff Oncology, Inc.*(a) 12,554 20,337
CareDx, Inc.* 9,739 169,069
Cartesian Therapeutics,
Inc.*(a) 1,777 10,929
Catalyst Pharmaceuticals,
Inc.* 22,637 560,492
Celcuity, Inc.*(a) 6,904 788,023
Common Stocks
Shares Value ($)
Biotechnology
Celldex Therapeutics, Inc.*(a) 12,944 410,584
CG oncology, Inc.*(a) 11,639 787,728
Cogent Biosciences, Inc.* 28,179 1,084,610
Coherus Oncology, Inc.*(a) 18,551 31,351
Compass Therapeutics,
Inc.*(a) 25,867 136,836
Corvus Pharmaceuticals,
Inc.*(a) 12,692 185,684
CRISPR Therapeutics AG*(a) 17,995 856,022
Cullinan Therapeutics, Inc.*(a) 10,827 153,852
Cytokinetics, Inc.*(a) 23,570 1,553,499
Day One Biopharmaceuticals,
Inc.* 15,425 330,712
Denali Therapeutics, Inc.* 28,037 538,310
Design Therapeutics, Inc.* 4,930 52,455
DiaMedica Therapeutics,
Inc.*(a) 6,401 43,335
Dianthus Therapeutics, Inc.* 7,053 591,888
Disc Medicine, Inc.*(a) 5,409 345,851
Dyne Therapeutics, Inc.*(a) 26,228 475,514
Editas Medicine, Inc.* 17,603 43,479
Eledon Pharmaceuticals,
Inc.*(a) 15,125 46,585
Emergent BioSolutions, Inc.* 10,441 86,660
Enanta Pharmaceuticals,
Inc.*(a) 5,378 67,924
Entrada Therapeutics, Inc.*(a) 5,239 66,116
Erasca, Inc.*(a) 37,358 604,452
Evommune, Inc.*(a) 2,009 46,187
Fate Therapeutics, Inc.* 23,314 27,977
Fennec Pharmaceuticals,
Inc.*(a) 4,876 29,987
Foghorn Therapeutics, Inc.* 6,573 31,419
Geron Corp.*(a) 105,479 157,164
Gossamer Bio, Inc.*(a) 39,463 12,964
GRAIL, Inc.*(a) 6,975 360,468
Greenwich Lifesciences,
Inc.*(a) 1,423 34,180
Gyre Therapeutics, Inc.*(a) 1,915 13,348
Heron Therapeutics, Inc.*(a) 28,777 23,024
Humacyte, Inc.*(a) 34,509 20,937
Ideaya Biosciences, Inc.*(a) 16,650 554,778
ImmunityBio, Inc.*(a) 57,731 442,797
Immunome, Inc.*(a) 20,099 439,565
Immunovant, Inc.*(a) 16,037 398,359
Inhibikase Therapeutics,
Inc.*(a) 20,459 34,371
Inhibrx Biosciences, Inc.*(a) 1,779 119,602
Inmune Bio, Inc.*(a) 3,523 3,981
Intellia Therapeutics, Inc.*(a) 21,891 280,643
Iovance Biotherapeutics,
Inc.*(a) 66,320 232,783
Ironwood Pharmaceuticals,
Inc., Class A* 30,591 107,374
Jade Biosciences, Inc.(a) 6,310 88,655
Janux Therapeutics, Inc.*(a) 8,770 121,903
KalVista Pharmaceuticals,
Inc.*(a) 7,167 144,272
Keros Therapeutics, Inc.*(a) 5,799 64,021
Kodiak Sciences, Inc.*(a) 7,472 284,833
Korro Bio, Inc.*(a) 1,374 15,554

112 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Krystal Biotech, Inc.*(a) 4,874 1,259,052
Kura Oncology, Inc.* 15,549 126,413
Kymera Therapeutics, Inc.*(a) 11,349 945,258
Larimar Therapeutics, Inc.*(a) 9,755 43,898
Lexeo Therapeutics, Inc.*(a) 12,419 71,285
Madrigal Pharmaceuticals,
Inc.* 3,368 1,763,047
MannKind Corp.* 59,301 145,287
MapLight Therapeutics,
Inc.*(a) 3,938 80,060
MeiraGTx Holdings plc*(a) 8,664 75,030
MiMedx Group, Inc.* 23,839 94,164
Mineralys Therapeutics, Inc.* 9,250 250,582
Mirum Pharmaceuticals,
Inc.*(a) 8,306 767,308
Monopar Therapeutics, Inc.*(a) 932 51,064
Monte Rosa Therapeutics,
Inc.*(a) 11,947 196,528
Myriad Genetics, Inc.* 18,532 83,394
Neurogene, Inc.*(a) 2,444 49,271
Nkarta, Inc.*(a) 8,883 18,743
Novavax, Inc.*(a) 30,043 244,550
Nurix Therapeutics, Inc.* 19,909 308,590
Nuvalent, Inc., Class A*(a) 9,861 1,010,259
Nuvectis Pharma, Inc.*(a) 2,333 18,034
Olema Pharmaceuticals,
Inc.*(a) 13,781 205,475
Organogenesis Holdings, Inc.,
Class A* 12,128 28,743
ORIC Pharmaceuticals,
Inc.*(a) 13,295 168,448
Oruka Therapeutics, Inc.*(a) 7,617 373,614
Palvella Therapeutics, Inc.*(a) 1,531 190,839
Perspective Therapeutics,
Inc.* 11,841 49,377
Praxis Precision Medicines,
Inc.*(a) 5,083 1,637,692
Precigen, Inc.*(a) 35,508 137,416
Prime Medicine, Inc.*(a) 19,503 67,870
Protagonist Therapeutics, Inc.* 11,417 1,203,352
Protalix BioTherapeutics,
Inc.*(a) 13,041 28,299
Protara Therapeutics, Inc.* 10,057 52,397
Prothena Corp. plc* 9,070 88,160
PTC Therapeutics, Inc.*(a) 15,463 1,053,494
Puma Biotechnology, Inc.* 7,868 50,277
Recursion Pharmaceuticals,
Inc., Class A*(a) 90,324 277,295
REGENXBIO, Inc.* 8,930 74,833
Relay Therapeutics, Inc.*(a) 27,993 278,530
Replimune Group, Inc.*(a) 14,648 112,057
Rezolute, Inc.* 14,882 45,390
Rhythm Pharmaceuticals, Inc.* 10,391 903,705
Rigel Pharmaceuticals, Inc.* 3,465 93,694
Rocket Pharmaceuticals, Inc.* 15,752 56,392
Sana Biotechnology, Inc.*(a) 32,926 94,827
Savara, Inc.*(a) 28,285 154,436
Scholar Rock Holding
Corp.*(a) 17,183 844,716
SELLAS Life Sciences Group,
Inc.*(a) 33,716 142,619
Common Stocks
Shares Value ($)
Biotechnology
Sionna Therapeutics, Inc.*(a) 3,174 127,246
Soleno Therapeutics, Inc.*(a) 9,921 332,155
Solid Biosciences, Inc.*(a) 12,454 89,669
Spyre Therapeutics, Inc.*(a) 13,678 689,918
Stoke Therapeutics, Inc.*(a) 9,640 313,878
Syndax Pharmaceuticals, Inc.* 16,998 397,073
Tango Therapeutics, Inc.*(a) 21,866 457,437
Taysha Gene Therapies,
Inc.*(a) 43,607 194,923
Tectonic Therapeutic, Inc.*(a) 2,061 63,706
Tevogen Bio Holdings, Inc.*(a) 172 777
TG Therapeutics, Inc.*(a) 28,495 946,604
Tonix Pharmaceuticals Holding
Corp.*(a) 2,473 34,004
Travere Therapeutics, Inc.* 16,466 489,205
TriSalus Life Sciences, Inc.*(a) 4,734 18,936
TuHURA Biosciences, Inc.*(a) 10,069 18,024
Twist Bioscience Corp.*(a) 11,816 561,496
Tyra Biosciences, Inc.*(a) 5,071 194,219
Upstream Bio, Inc.*(a) 6,522 58,698
UroGen Pharma Ltd.*(a) 7,914 142,294
Vanda Pharmaceuticals, Inc.* 10,528 72,748
Vaxcyte, Inc.* 24,459 1,421,312
Vera Therapeutics, Inc., Class
A*(a) 12,173 489,720
Veracyte, Inc.* 15,712 506,084
Verastem, Inc.* 13,125 69,562
Vericel Corp.* 9,898 318,419
Vir Biotechnology, Inc.* 18,525 165,984
Viridian Therapeutics, Inc.* 15,850 310,026
Voyager Therapeutics, Inc.* 7,884 30,432
Xencor, Inc.*(a) 13,698 165,198
Xenon Pharmaceuticals, Inc.* 17,038 990,760
XOMA Royalty Corp.*(a) 1,685 52,858
Zenas Biopharma, Inc.*(a) 4,617 90,262
Zymeworks, Inc.*(a) 10,039 251,377
53,854,202
Broadline Retail 0.1%
Groupon, Inc., Class A*(a) 4,729 56,275
Kohl's Corp.(a) 21,660 279,414
Savers Value Village, Inc.*(a) 7,359 54,751
390,440
Building Products 1.5%
American Woodmark Corp.* 2,808 111,843
Apogee Enterprises, Inc. 4,335 145,396
AZZ, Inc. 5,817 727,881
CSW Industrials, Inc.(a) 3,146 819,785
Gibraltar Industries, Inc.*(a) 5,895 235,034
Griffon Corp. 7,592 551,786
Insteel Industries, Inc. 3,643 122,441
Janus International Group,
Inc.* 27,174 139,946
JELD-WEN Holding, Inc.*(a) 15,996 19,835
Masterbrand, Inc.*(a) 25,503 211,930
Modine Manufacturing Co.* 10,320 2,236,447
Quanex Building Products
Corp.(a) 9,009 161,892
Resideo Technologies, Inc.* 25,375 855,391
Tecnoglass, Inc.(a) 5,369 239,189
UFP Industries, Inc. 11,507 1,060,025

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Building Products
Zurn Elkay Water Solutions
Corp. 29,585 1,326,591
8,965,412
Capital Markets 1.7%
Acadian Asset Management,
Inc. 5,451 296,643
AlTi Global, Inc.* 8,164 29,554
Artisan Partners Asset
Management, Inc., Class A 12,827 466,775
Bakkt, Inc., Class A*(a) 3,651 26,871
BGC Group, Inc., Class A 72,457 708,629
Cohen & Steers, Inc. 5,460 341,523
Diamond Hill Investment
Group, Inc. 502 86,394
DigitalBridge Group, Inc. 34,656 534,396
Donnelley Financial Solutions,
Inc.* 4,950 233,343
GCM Grosvenor, Inc., Class A 12,143 119,001
Innventure, Inc.*(a) 10,198 39,874
Marex Group plc 11,012 490,915
MarketWise, Inc. 603 11,288
Miami International Holdings,
Inc.* 5,001 194,639
Moelis & Co., Class A(a) 9,720 554,040
Open Lending Corp.*(a) 20,147 25,184
Patria Investments Ltd., Class
A(a) 13,526 170,428
Perella Weinberg Partners,
Class A(a) 13,053 237,043
Piper Sandler Cos. 14,024 1,073,537
PJT Partners, Inc., Class A 4,638 648,021
Ridgepost Capital, Inc., Class
A(a) 11,651 84,586
Siebert Financial Corp.*(a) 2,958 5,679
Silvercrest Asset Management
Group, Inc., Class A 1,945 26,141
StepStone Group, Inc., Class
A 13,825 659,729
StoneX Group, Inc.* 14,505 1,169,828
Value Line, Inc. 139 4,905
Victory Capital Holdings, Inc.,
Class A(a) 8,928 584,605
Virtus Investment Partners,
Inc. 1,345 180,701
Wealthfront Corp.* 7,027 65,000
Webull Corp.*(a) 54,272 260,506
Westwood Holdings Group,
Inc. 1,472 24,244
WisdomTree, Inc.(a) 24,571 357,754
9,711,776
Chemicals 1.6%
AdvanSix, Inc. 5,075 123,830
American Vanguard Corp.* 3,390 8,441
Arq, Inc.*(a) 5,544 14,193
Ascent Industries Co.* 1,338 17,809
ASP Isotopes, Inc.*(a) 22,370 98,875
Aspen Aerogels, Inc.*(a) 13,935 47,658
Avient Corp. 18,250 662,475
Balchem Corp. 6,391 1,083,147
Cabot Corp.(a) 10,411 784,052
Chemours Co. (The) 29,453 648,850
Common Stocks
Shares Value ($)
Chemicals
Core Molding Technologies,
Inc.* 1,850 41,440
Ecovyst, Inc.* 22,656 291,356
Flotek Industries, Inc.*(a) 2,722 46,192
Hawkins, Inc. 3,817 586,291
HB Fuller Co.(a) 10,753 663,245
Ingevity Corp.* 7,026 500,462
Innospec, Inc. 4,865 355,242
Intrepid Potash, Inc.* 2,079 88,919
Koppers Holdings, Inc.(a) 3,733 144,392
Kronos Worldwide, Inc.(a) 3,942 25,899
LSB Industries, Inc.*(a) 10,278 153,142
Mativ Holdings, Inc. 10,785 93,830
Minerals Technologies, Inc. 6,159 436,796
Orion SA 10,758 69,927
Perimeter Solutions, Inc.* 27,566 673,162
PureCycle Technologies,
Inc.*(a) 26,049 135,194
Quaker Chemical Corp.(a) 2,757 342,502
Rayonier Advanced Materials,
Inc.* 13,098 144,995
Sensient Technologies Corp. 8,325 719,613
Solesence, Inc.* 3,341 3,169
Stepan Co. 4,402 220,012
Trinseo plc(a) 6,312 663
Tronox Holdings plc(a) 22,946 224,182
Valhi, Inc. 582 8,323
9,458,278
Commercial Services & Supplies 1.3%
ABM Industries, Inc. 12,021 463,049
ACCO Brands Corp. 16,000 48,000
ACV Auctions, Inc., Class A* 32,379 137,287
BrightView Holdings, Inc.*(a) 14,880 175,435
Brink's Co. (The) 8,220 851,839
Casella Waste Systems, Inc.,
Class A*(a) 12,352 980,008
Cimpress plc* 3,460 252,580
CompX International, Inc. 302 7,055
CoreCivic, Inc.* 20,440 386,520
Deluxe Corp.(a) 8,920 245,657
Ennis, Inc. 4,819 103,223
Enviri Corp.*(a) 15,339 300,951
GEO Group, Inc. (The)*(a) 26,038 437,699
Healthcare Services Group,
Inc.* 13,917 258,160
HNI Corp. 13,863 462,886
Interface, Inc., Class A 11,550 287,826
Liquidity Services, Inc.* 4,513 137,962
MillerKnoll, Inc. 13,409 193,894
Mobile Infrastructure Corp.,
Class A*(a) 2,328 5,215
Montrose Environmental
Group, Inc.* 6,596 144,387
NL Industries, Inc. 1,817 10,593
OPENLANE, Inc.* 20,733 604,367
Perma-Fix Environmental
Services, Inc.*(a) 3,635 38,858
Pitney Bowes, Inc.(a) 18,727 206,933
Quad/Graphics, Inc. 6,241 41,253
UniFirst Corp. 2,877 723,824
Vestis Corp.*(a) 18,283 143,704

114 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Virco Mfg. Corp. 2,381 14,572
7,663,737
Communications Equipment 1.2%
ADTRAN Holdings, Inc.*(a) 14,766 185,756
Applied Optoelectronics,
Inc.*(a) 13,013 1,100,770
Aviat Networks, Inc.* 2,077 46,961
BK Technologies Corp.* 624 46,569
Calix, Inc.* 11,954 585,626
Clearfield, Inc.*(a) 2,304 60,987
Digi International, Inc.* 7,229 348,438
Extreme Networks, Inc.* 26,063 393,030
Harmonic, Inc.* 22,626 203,181
Inseego Corp.*(a) 2,358 26,221
NETGEAR, Inc.* 5,153 112,541
NetScout Systems, Inc.* 14,177 450,687
Ribbon Communications,
Inc.*(a) 19,188 40,679
Viasat, Inc.*(a) 24,347 1,115,093
Viavi Solutions, Inc.* 45,431 1,511,944
Vistance Networks, Inc.* 42,865 780,143
7,008,626
Construction & Engineering 2.8%
Ameresco, Inc., Class A* 6,373 162,512
Arcosa, Inc. 9,563 1,015,017
Argan, Inc. 2,642 1,438,965
Bowman Consulting Group
Ltd., Class A* 2,933 83,415
Cardinal Infrastructure Group,
Inc., Class A*(a) 1,463 58,015
Centuri Holdings, Inc.* 17,283 504,836
Concrete Pumping Holdings,
Inc.* 4,980 35,557
Construction Partners, Inc.,
Class A*(a) 9,405 1,045,084
Dycom Industries, Inc.* 5,750 1,948,215
Fluor Corp.* 31,753 1,481,277
Granite Construction, Inc.(a) 8,616 1,032,886
Great Lakes Dredge & Dock
Corp.* 12,897 219,249
IES Holdings, Inc.*(a) 1,779 847,640
Legence Corp., Class A*(a) 7,263 410,069
Limbach Holdings, Inc.*(a) 2,133 166,481
Matrix Service Co.* 5,180 59,466
MYR Group, Inc.* 3,050 861,076
NWPX Infrastructure, Inc.* 1,933 150,503
Orion Group Holdings, Inc.* 7,433 81,020
Primoris Services Corp. 10,675 1,526,952
Southland Holdings, Inc.*(a) 3,280 4,264
Sterling Infrastructure, Inc.* 5,879 2,394,340
Tutor Perini Corp. 8,877 685,216
16,212,055
Construction Materials 0.2%
Knife River Corp.*(a) 11,230 916,929
Smith-Midland Corp.*(a) 499 16,232
Titan America SA(a) 5,117 76,653
United States Lime & Minerals,
Inc. 2,144 280,028
1,289,842
Common Stocks
Shares Value ($)
Consumer Finance 0.9%
Atlanticus Holdings Corp.*(a) 1,052 55,198
Bread Financial Holdings, Inc. 3,754 281,137
Consumer Portfolio Services,
Inc.*(a) 2,448 18,923
Dave, Inc.*(a) 2,067 359,844
Encore Capital Group, Inc.* 4,313 302,428
Enova International, Inc.* 4,714 640,303
FirstCash Holdings, Inc. 7,827 1,471,476
Green Dot Corp., Class A* 10,531 118,158
Jefferson Capital, Inc. 4,506 86,650
LendingClub Corp.* 22,709 325,193
LendingTree, Inc.* 2,213 94,893
Medallion Financial Corp.(a) 3,469 29,695
Navient Corp. 14,493 118,553
Nelnet, Inc., Class A 2,587 333,620
NerdWallet, Inc., Class A*(a) 8,704 90,347
Oportun Financial Corp.* 8,032 37,028
OppFi, Inc.(a) 6,020 46,414
PRA Group, Inc.* 7,618 133,315
PROG Holdings, Inc. 8,006 229,692
Regional Management Corp. 1,860 59,985
Upstart Holdings, Inc.*(a) 17,221 441,719
Vroom, Inc.*(a) 336 4,472
World Acceptance Corp.*(a) 485 65,494
5,344,537
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The) 6,526 468,436
Chefs' Warehouse, Inc. (The)* 7,202 428,159
Grocery Outlet Holding
Corp.*(a) 18,385 129,614
HF Foods Group, Inc.*(a) 4,355 8,057
Ingles Markets, Inc., Class A 2,900 260,681
Natural Grocers by Vitamin
Cottage, Inc.(a) 2,431 62,841
PriceSmart, Inc.(a) 5,044 759,122
United Natural Foods, Inc.* 11,751 529,500
Village Super Market, Inc.,
Class A 1,715 72,425
Weis Markets, Inc. 2,628 179,729
2,898,564
Containers & Packaging 0.2%
Ardagh Metal Packaging SA 26,967 109,216
Greif, Inc., Class A 4,936 331,057
Greif, Inc., Class B(a) 779 68,194
Myers Industries, Inc. 7,299 154,593
O-I Glass, Inc.* 30,351 318,989
Ranpak Holdings Corp., Class
A*(a) 9,525 34,004
TriMas Corp. 6,192 222,541
1,238,594
Distributors 0.1%
GigaCloud Technology, Inc.,
Class A* 4,679 212,333
Gold.com, Inc.(a) 3,906 156,552
Weyco Group, Inc.(a) 1,090 34,935
403,820
Diversified Consumer Services 1.2%
American Public Education,
Inc.*(a) 3,361 191,174

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Diversified Consumer Services
Carriage Services, Inc., Class
A 2,703 123,419
Coursera, Inc.*(a) 27,922 162,506
Covista, Inc.* 6,726 775,171
Driven Brands Holdings,
Inc.*(a) 11,832 149,202
European Wax Center, Inc.,
Class A* 5,864 33,894
Frontdoor, Inc.* 14,298 755,792
Graham Holdings Co., Class B 636 672,417
KinderCare Learning Cos.,
Inc.*(a) 5,879 12,934
Laureate Education, Inc.* 25,093 874,240
Lincoln Educational Services
Corp.* 5,766 234,561
Matthews International Corp.,
Class A(a) 5,796 149,653
McGraw Hill, Inc.*(a) 5,749 78,761
Mister Car Wash, Inc.*(a) 20,443 142,488
Nerdy, Inc.*(a) 9,492 7,747
OneSpaWorld Holdings Ltd. 19,779 453,928
Perdoceo Education Corp. 12,608 469,144
Phoenix Education Partners,
Inc.(a) 873 27,465
Strategic Education, Inc. 4,614 382,777
Stride, Inc.* 8,249 727,314
Udemy, Inc.*(a) 18,328 84,675
Universal Technical Institute,
Inc.*(a) 9,319 336,416
Zspace, Inc.* 1,144 130
6,845,808
Diversified REITs 0.5%
AH Realty Trust, Inc.(a) 16,089 88,490
Alpine Income Property Trust,
Inc. 2,179 39,222
American Assets Trust, Inc. 10,488 193,084
Broadstone Net Lease, Inc. 37,640 687,683
CTO Realty Growth, Inc. 5,651 104,487
Essential Properties Realty
Trust, Inc.(a) 39,043 1,185,345
Gladstone Commercial Corp.
(a) 8,642 98,778
Global Net Lease, Inc. 39,759 372,144
Modiv Industrial, Inc., Class C 1,704 24,401
2,793,634
Diversified Telecommunication Services 0.6%
Anterix, Inc.*(a) 2,273 86,806
ATN International, Inc. 2,097 57,080
Bandwidth, Inc., Class A* 5,751 102,483
Cogent Communications
Holdings, Inc.(a) 9,630 181,429
Globalstar, Inc.*(a) 9,839 653,506
IDT Corp., Class B(a) 3,099 152,161
Liberty Latin America Ltd.,
Class A* 8,453 73,034
Liberty Latin America Ltd.,
Class C*(a) 24,736 218,172
Lumen Technologies, Inc.* 188,163 1,307,733
Shenandoah
Telecommunications Co.(a) 9,481 146,197
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Uniti Group, Inc.(a) 32,984 309,390
3,287,991
Electric Utilities 0.9%
Genie Energy Ltd., Class B 3,994 56,475
Hawaiian Electric Industries,
Inc.*(a) 32,535 482,819
MGE Energy, Inc. 7,214 557,570
Oklo, Inc., Class A*(a) 24,050 1,192,640
Otter Tail Corp.(a) 7,586 665,823
Portland General Electric Co. 22,444 1,184,370
TXNM Energy, Inc. 19,749 1,154,527
5,294,224
Electrical Equipment 3.0%
Allient, Inc.(a) 2,966 175,261
American Superconductor
Corp.* 9,082 307,426
Amprius Technologies, Inc.* 22,650 381,879
Array Technologies, Inc.*(a) 29,794 215,411
Atkore, Inc. 6,673 393,106
Bloom Energy Corp., Class A* 43,047 5,832,438
EnerSys 7,259 1,261,033
Enovix Corp.*(a) 37,916 196,405
Eos Energy Enterprises,
Inc.*(a) 61,144 303,274
Fluence Energy, Inc.*(a) 14,127 194,388
Hyliion Holdings Corp.*(a) 25,935 45,646
KULR Technology Group,
Inc.*(a) 6,130 14,528
LSI Industries, Inc. 5,251 97,669
NANO Nuclear Energy, Inc.*(a) 7,955 162,918
Net Power, Inc.*(a) 7,516 11,725
Nextpower, Inc., Class A*(a) 28,743 3,464,969
NuScale Power Corp., Class
A*(a) 31,407 340,452
Plug Power, Inc.*(a) 260,801 589,410
Powell Industries, Inc.(a) 1,873 1,013,443
Power Solutions International,
Inc.*(a) 1,706 103,861
Preformed Line Products
Co.(a) 494 133,750
Shoals Technologies Group,
Inc., Class A* 32,731 215,370
SKYX Platforms Corp.*(a) 17,471 19,568
SunPower, Inc.*(a) 10,092 12,817
Sunrun, Inc.*(a) 44,497 603,379
T1 Energy, Inc.*(a) 39,960 175,424
Thermon Group Holdings, Inc.* 6,295 317,268
Vicor Corp.* 4,564 734,804
17,317,622
Electronic Equipment, Instruments & Components 3.7%
908 Devices, Inc.*(a) 6,137 37,558
Advanced Energy Industries,
Inc. 7,429 2,397,413
Aeva Technologies, Inc.*(a) 7,567 99,582
Arlo Technologies, Inc.* 19,520 277,770
Badger Meter, Inc. 5,834 888,810
Bel Fuse, Inc., Class A(a) 300 54,060
Bel Fuse, Inc., Class B(a) 2,108 417,342
Belden, Inc. 7,688 882,813
Benchmark Electronics, Inc. 7,018 393,429

116 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Climb Global Solutions, Inc. 3,092 61,283
CTS Corp. 5,658 270,226
Daktronics, Inc.* 7,694 150,418
ePlus, Inc.(a) 5,367 403,867
Evolv Technologies Holdings,
Inc.*(a) 30,360 183,678
Fabrinet* 7,119 3,712,701
Frequency Electronics, Inc.*(a) 1,273 56,343
Insight Enterprises, Inc.* 5,862 392,813
Itron, Inc.*(a) 8,973 804,250
Kimball Electronics, Inc.* 4,873 115,441
Knowles Corp.* 16,727 429,549
Methode Electronics, Inc. 6,215 34,307
MicroVision, Inc.*(a) 59,334 38,045
Mirion Technologies, Inc.,
Class A*(a) 47,463 882,337
M-Tron Industries, Inc.* 444 29,681
Napco Security Technologies,
Inc. 6,898 271,712
Neonode, Inc.* 2,002 2,803
nLight, Inc.* 9,426 537,470
Novanta, Inc.* 7,089 837,282
OSI Systems, Inc.*(a) 3,099 822,815
Ouster, Inc.* 11,370 208,867
PC Connection, Inc. 2,510 146,735
Plexus Corp.* 5,251 1,063,537
Powerfleet, Inc. NJ*(a) 25,670 79,064
Richardson Electronics Ltd.(a) 2,810 30,769
Rogers Corp.* 3,513 377,050
Sanmina Corp.*(a) 10,520 1,363,813
ScanSource, Inc.* 4,513 163,822
TTM Technologies, Inc.* 20,168 1,964,766
Vishay Intertechnology, Inc.(a) 24,071 433,278
Vishay Precision Group,
Inc.*(a) 2,292 99,519
Vuzix Corp.*(a) 12,273 28,351
21,445,369
Energy Equipment & Services 2.6%
Archrock, Inc. 33,863 1,178,432
Atlas Energy Solutions, Inc.,
Class A(a) 15,594 204,593
Borr Drilling Ltd.*(a) 56,063 323,484
Bristow Group, Inc., Class A 5,613 263,194
Cactus, Inc., Class A(a) 13,468 637,979
Core Laboratories, Inc.(a) 9,130 153,293
DMC Global, Inc.* 3,371 17,563
Energy Services of America
Corp.(a) 2,192 28,781
Expro Group Holdings NV* 16,203 282,094
Flowco Holdings, Inc., Class A 4,271 87,983
Forum Energy Technologies,
Inc.* 2,162 126,823
Helix Energy Solutions Group,
Inc.* 26,952 266,555
Helmerich & Payne, Inc. 19,576 705,323
Innovex International, Inc.*(a) 7,857 191,632
Kodiak Gas Services, Inc. 16,392 955,981
Liberty Energy, Inc., Class A(a) 31,041 893,981
Mammoth Energy Services,
Inc.*(a) 6,516 15,964
Nabors Industries Ltd.*(a) 2,829 243,464
Common Stocks
Shares Value ($)
Energy Equipment & Services
National Energy Services
Reunited Corp.* 13,197 283,340
Natural Gas Services Group,
Inc. 2,069 78,084
Noble Corp. plc(a) 24,809 1,217,378
Oceaneering International,
Inc.* 19,684 698,191
Oil States International, Inc.* 11,397 132,661
Patterson-UTI Energy, Inc. 68,521 742,082
ProFrac Holding Corp., Class
A*(a) 5,570 34,534
ProPetro Holding Corp.* 19,302 278,142
Ranger Energy Services, Inc.,
Class A 3,723 63,812
RPC, Inc.(a) 17,763 125,762
SEACOR Marine Holdings,
Inc.*(a) 4,025 28,819
Seadrill Ltd.* 12,357 562,243
Select Water Solutions, Inc.,
Class A 18,415 281,750
Solaris Energy Infrastructure,
Inc., Class A(a) 9,100 514,241
TETRA Technologies, Inc.* 25,488 217,158
Tidewater, Inc.*(a) 9,770 816,284
Transocean Ltd.*(a) 183,978 1,219,774
Valaris Ltd.* 12,253 1,201,284
15,072,658
Entertainment 0.5%
AMC Entertainment Holdings,
Inc., Class A*(a) 101,555 99,524
Atlanta Braves Holdings, Inc.,
Class A*(a) 1,409 66,434
Atlanta Braves Holdings, Inc.,
Class C* 9,008 384,642
Cinemark Holdings, Inc. 20,959 597,751
CuriosityStream, Inc.(a) 9,624 28,487
Gaia, Inc., Class A*(a) 2,873 7,958
IMAX Corp.* 8,641 328,444
Lionsgate Studios Corp.* 40,007 383,667
Madison Square Garden
Entertainment Corp., Class
A* 7,871 463,681
Marcus Corp. (The) 4,362 74,896
Meridian Holdings, Inc.*(a) 271 1,957
Playstudios, Inc.* 17,505 8,213
Playtika Holding Corp.(a) 10,803 30,032
Reservoir Media, Inc.*(a) 4,182 40,942
Sphere Entertainment Co.*(a) 5,365 629,851
Starz Entertainment Corp. 2,360 27,140
Vivid Seats, Inc., Class A*(a) 2,873 16,979
3,190,598
Financial Services 2.0%
Acacia Research Corp.*(a) 5,239 25,200
Alerus Financial Corp. 4,915 116,535
Banco Latinoamericano de
Comercio Exterior SA, Class
E 5,645 288,347
Better Home & Finance
Holding Co.*(a) 1,101 39,218
Burford Capital Ltd.(a) 39,716 179,516
Cannae Holdings, Inc.(a) 8,405 95,565

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Financial Services
Cantaloupe, Inc.*(a) 11,346 122,650
Cass Information Systems,
Inc. 2,568 113,043
Compass Diversified Holdings 12,648 99,413
Enact Holdings, Inc.(a) 5,880 239,963
Essent Group Ltd. 18,337 1,071,614
EVERTEC, Inc. 13,043 368,073
Federal Agricultural Mortgage
Corp., Class C 1,883 279,343
Finance of America Cos., Inc.,
Class A*(a) 901 14,957
Flywire Corp.* 23,324 271,491
HA Sustainable Infrastructure
Capital, Inc.(a) 24,780 910,665
International Money Express,
Inc.* 5,648 89,238
Jackson Financial, Inc., Class
A 11,166 1,180,470
loanDepot, Inc., Class A*(a) 19,148 27,190
Marqeta, Inc., Class A* 73,379 299,386
Merchants Bancorp(a) 5,007 214,850
NCR Atleos Corp.* 14,618 637,052
NewtekOne, Inc. 5,769 63,171
NMI Holdings, Inc., Class A* 15,513 581,893
Onity Group, Inc.* 1,281 50,305
Pagseguro Digital Ltd., Class A 36,423 364,958
Payoneer Global, Inc.*(a) 55,461 267,877
Paysafe Ltd.*(a) 6,476 44,102
Paysign, Inc.*(a) 7,538 44,474
PennyMac Financial Services,
Inc.(a) 5,747 502,288
Priority Technology Holdings,
Inc.*(a) 5,103 24,086
Radian Group, Inc. 26,792 886,279
Remitly Global, Inc.* 33,835 530,194
Repay Holdings Corp., Class
A*(a) 13,351 34,713
Security National Financial
Corp., Class A* 4,221 40,015
Sezzle, Inc.*(a) 3,241 205,123
StoneCo Ltd., Class A*(a) 49,781 702,908
SWK Holdings Corp. 493 8,386
Velocity Financial, Inc.*(a) 2,096 37,917
Walker & Dunlop, Inc. 6,499 288,426
Waterstone Financial, Inc. 2,841 51,223
11,412,117
Food Products 0.6%
Alico, Inc.(a) 1,161 47,903
B&G Foods, Inc.(a) 14,390 69,216
Beyond Meat, Inc.*(a) 74,738 52,436
BRC, Inc., Class A*(a) 11,978 9,297
Calavo Growers, Inc. 3,133 80,800
Cal-Maine Foods, Inc.(a) 8,574 678,632
Dole plc 13,619 194,616
Forafric Global plc*(a) 651 6,282
Fresh Del Monte Produce, Inc. 6,601 265,756
Hain Celestial Group, Inc.
(The)*(a) 16,333 11,397
J & J Snack Foods Corp. 2,981 236,304
John B Sanfilippo & Son, Inc. 1,443 114,473
Lifeway Foods, Inc.* 1,134 21,932
Common Stocks
Shares Value ($)
Food Products
Limoneira Co.(a) 3,158 42,380
Mama's Creations, Inc.* 7,367 113,010
Marzetti Co. (The) 3,955 547,095
Mission Produce, Inc.*(a) 8,139 111,993
Seneca Foods Corp., Class A* 891 134,648
Simply Good Foods Co.
(The)*(a) 17,084 245,156
SunOpta, Inc.* 18,560 120,269
Tootsie Roll Industries, Inc.(a) 3,435 146,745
Utz Brands, Inc. 14,285 113,137
Vital Farms, Inc.*(a) 6,717 94,844
Westrock Coffee Co.*(a) 6,427 27,315
3,485,636
Gas Utilities 1.1%
Brookfield Infrastructure Corp.,
Class A 23,761 939,035
Chesapeake Utilities Corp. 4,618 583,577
New Jersey Resources Corp. 19,845 1,089,887
Northwest Natural Holding Co. 8,305 441,992
ONE Gas, Inc. 11,872 1,022,535
RGC Resources, Inc.(a) 1,454 32,061
Southwest Gas Holdings, Inc. 13,630 1,184,447
Spire, Inc. 11,545 1,045,284
6,338,818
Ground Transportation 0.3%
ArcBest Corp.(a) 4,431 435,833
Covenant Logistics Group,
Inc., Class A 3,123 84,790
FTAI Infrastructure, Inc.(a) 21,654 106,971
Heartland Express, Inc.(a) 8,992 93,517
Hertz Global Holdings, Inc.*(a) 22,747 104,864
Marten Transport Ltd. 11,672 153,253
PAMT Corp.* 602 5,087
Proficient Auto Logistics,
Inc.*(a) 4,539 30,774
RXO, Inc.* 32,603 476,656
Universal Logistics Holdings,
Inc.(a) 1,510 31,921
Werner Enterprises, Inc. 11,485 337,774
1,861,440
Health Care Equipment & Supplies 2.3%
Accuray, Inc.* 18,273 7,092
Acme United Corp.(a) 572 25,689
Alphatec Holdings, Inc.*(a) 22,845 248,554
AngioDynamics, Inc.* 7,690 87,435
Anteris Technologies Global
Corp.*(a) 15,513 86,097
Artivion, Inc.* 8,683 317,971
AtriCure, Inc.* 9,533 271,976
Avanos Medical, Inc.*(a) 8,519 119,351
Axogen, Inc.* 9,506 314,934
Beta Bionics, Inc.*(a) 7,480 74,950
Bioventus, Inc., Class A*(a) 8,625 78,746
Butterfly Network, Inc.*(a) 38,981 157,483
CapsoVision, Inc.*(a) 5,187 37,813
Carlsmed, Inc.*(a) 1,178 10,661
Ceribell, Inc.*(a) 5,350 98,065
Cerus Corp.* 37,066 67,460
ClearPoint Neuro, Inc.*(a) 4,925 44,818
CONMED Corp. 6,195 219,055

118 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
CVRx, Inc.*(a) 3,650 34,529
Delcath Systems, Inc.*(a) 5,681 52,720
Electromed, Inc.* 1,248 29,216
Embecta Corp.(a) 11,683 103,278
Enovis Corp.*(a) 11,428 259,987
Glaukos Corp.* 11,004 1,184,691
Haemonetics Corp.* 9,249 521,274
ICU Medical, Inc.* 4,783 617,724
Inogen, Inc.* 4,635 28,644
Integer Holdings Corp.*(a) 6,843 602,184
Integra LifeSciences Holdings
Corp.*(a) 12,859 121,132
iRadimed Corp. 1,584 152,476
IRhythm Holdings, Inc.* 6,272 740,221
Kestra Medical Technologies
Ltd.*(a) 5,220 104,035
KORU Medical Systems, Inc.* 8,439 36,456
Lantheus Holdings, Inc.* 12,867 975,962
LeMaitre Vascular, Inc. 4,049 442,029
LENSAR, Inc.*(a) 1,793 10,686
LivaNova plc* 10,736 682,380
Lucid Diagnostics, Inc.*(a) 12,106 13,922
Merit Medical Systems, Inc.* 11,518 793,936
Neogen Corp.*(a) 43,293 402,192
Neuronetics, Inc.*(a) 6,830 9,904
NeuroPace, Inc.*(a) 5,271 69,314
Novocure Ltd.* 20,038 218,414
Omnicell, Inc.*(a) 8,821 294,445
OraSure Technologies, Inc.*(a) 15,628 46,884
Orthofix Medical, Inc.* 7,839 89,913
OrthoPediatrics Corp.* 3,050 48,404
Outset Medical, Inc.*(a) 3,318 12,741
PROCEPT BioRobotics
Corp.*(a) 10,406 260,254
Pro-Dex, Inc.*(a) 392 19,255
Pulmonx Corp.*(a) 7,592 9,794
Pulse Biosciences, Inc.*(a) 3,668 79,192
QuidelOrtho Corp.*(a) 13,359 219,488
RxSight, Inc.* 8,361 51,504
Sanara Medtech, Inc.* 487 8,367
SANUWAVE Health, Inc.*(a) 1,308 22,615
Shoulder Innovations, Inc.*(a) 1,949 28,319
SI-BONE, Inc.* 7,421 93,727
Sight Sciences, Inc.* 8,068 30,416
STAAR Surgical Co.*(a) 6,774 126,674
Stereotaxis, Inc.*(a) 13,190 24,270
Strive, Inc., Class A*(a) 10,379 103,998
Tactile Systems Technology,
Inc.* 4,314 112,725
Tandem Diabetes Care,
Inc.*(a) 13,497 258,737
TransMedics Group, Inc.*(a) 6,624 658,492
Treace Medical Concepts,
Inc.* 9,874 13,231
UFP Technologies, Inc.*(a) 1,512 292,723
Utah Medical Products, Inc. 445 27,586
Varex Imaging Corp.* 8,230 87,320
13,496,530
Health Care Providers & Services 3.0%
Accendra Health, Inc.* 14,696 33,507
AdaptHealth Corp., Class A* 19,841 236,108
Common Stocks
Shares Value ($)
Health Care Providers & Services
Addus HomeCare Corp.* 3,558 333,207
agilon health, Inc.* 2,374 18,782
AirSculpt Technologies,
Inc.*(a) 4,032 11,411
Alignment Healthcare, Inc.* 38,393 676,485
AMN Healthcare Services,
Inc.* 7,437 136,395
Ardent Health, Inc.* 4,823 41,285
Astrana Health, Inc.*(a) 8,216 201,456
Aveanna Healthcare Holdings,
Inc.* 10,909 70,254
BrightSpring Health Services,
Inc.*(a) 25,410 1,082,720
Brookdale Senior Living, Inc.* 46,227 632,385
Castle Biosciences, Inc.* 5,542 136,056
Clover Health Investments
Corp., Class A*(a) 79,790 140,430
Community Health Systems,
Inc.*(a) 27,169 79,877
Concentra Group Holdings
Parent, Inc.(a) 22,932 491,891
CorVel Corp.* 5,714 312,270
Cross Country Healthcare,
Inc.*(a) 6,274 58,976
DocGo, Inc.*(a) 19,985 12,573
Enhabit, Inc.* 9,605 135,334
Ensign Group, Inc. (The) 11,035 2,223,552
Fulgent Genetics, Inc.*(a) 3,998 63,568
GeneDx Holdings Corp., Class
A*(a) 3,751 240,889
Guardant Health, Inc.* 24,447 2,258,169
Guardian Pharmacy Services,
Inc., Class A* 4,420 166,457
HealthEquity, Inc.* 16,617 1,388,683
Hims & Hers Health, Inc.*(a) 40,408 838,870
Innovage Holding Corp.* 4,214 33,796
Joint Corp. (The)*(a) 1,292 11,434
LifeStance Health Group,
Inc.*(a) 32,860 209,318
Lumexa Imaging Holdings,
Inc.*(a) 4,713 40,532
Nano-X Imaging Ltd.*(a) 12,636 28,684
National HealthCare Corp. 2,537 405,159
National Research Corp. 2,458 41,737
NeoGenomics, Inc.* 25,831 191,666
Nutex Health, Inc.*(a) 1,017 96,656
Omada Health, Inc.*(a) 6,488 81,554
Oncology Institute, Inc.
(The)*(a) 14,229 43,683
OPKO Health, Inc.*(a) 78,140 89,080
Option Care Health, Inc.*(a) 31,395 845,153
PACS Group, Inc.* 8,865 284,744
Pediatrix Medical Group, Inc.* 16,831 360,015
Pennant Group, Inc. (The)* 6,464 197,023
Privia Health Group, Inc.*(a) 22,680 466,528
Progyny, Inc.* 15,113 256,619
RadNet, Inc.* 13,498 754,403
SBC Medical Group Holdings,
Inc.*(a) 1,977 8,264
Select Medical Holdings Corp. 21,528 350,691
Sonida Senior Living, Inc.* 1,002 32,314

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Health Care Providers & Services
Strata Critical Medical, Inc.*(a) 14,567 60,890
Surgery Partners, Inc.*(a) 15,415 183,747
Talkspace, Inc.* 28,030 145,055
US Physical Therapy, Inc. 2,939 220,307
Viemed Healthcare, Inc.* 6,479 59,672
17,520,314
Health Care REITs 1.1%
American Healthcare REIT,
Inc.(a) 35,275 1,663,569
CareTrust REIT, Inc. 44,210 1,620,296
Chiron Real Estate, Inc. 2,715 89,812
Community Healthcare Trust,
Inc. 5,055 80,324
Diversified Healthcare Trust 44,334 294,378
LTC Properties, Inc. 9,165 340,571
National Health Investors, Inc. 9,246 747,632
Sabra Health Care REIT, Inc.
(a) 49,054 943,308
Sila Realty Trust, Inc. 11,007 260,646
Strawberry Fields REIT, Inc. 1,745 20,766
Universal Health Realty
Income Trust 2,655 107,448
6,168,750
Health Care Technology 0.2%
Claritev Corp.*(a) 2,124 34,706
Definitive Healthcare Corp.,
Class A* 6,943 8,540
Evolent Health, Inc., Class A* 22,552 51,418
Health Catalyst, Inc.*(a) 12,543 15,930
HealthStream, Inc. 4,724 97,834
HeartFlow, Inc.*(a) 3,812 92,746
LifeMD, Inc.*(a) 7,304 26,367
OptimizeRx Corp.*(a) 3,400 21,352
Phreesia, Inc.* 11,516 96,504
Schrodinger, Inc.*(a) 11,319 128,584
Simulations Plus, Inc.*(a) 3,067 36,252
Teladoc Health, Inc.*(a) 35,008 190,794
TruBridge, Inc.*(a) 1,881 27,538
Waystar Holding Corp.*(a) 21,957 529,383
1,357,948
Hotel & Resort REITs 0.6%
Apple Hospitality REIT, Inc.(a) 46,133 530,991
Braemar Hotels & Resorts,
Inc.(a) 12,891 30,423
Chatham Lodging Trust 10,808 85,059
DiamondRock Hospitality Co. 41,044 384,582
Pebblebrook Hotel Trust(a) 22,699 286,688
RLJ Lodging Trust(a) 27,065 200,822
Ryman Hospitality Properties,
Inc. 12,203 1,125,971
Service Properties Trust(a) 31,734 43,000
Summit Hotel Properties, Inc. 21,716 95,985
Sunstone Hotel Investors, Inc. 36,712 330,775
Xenia Hotels & Resorts, Inc. 19,127 283,653
3,397,949
Hotels, Restaurants & Leisure 1.5%
Accel Entertainment, Inc.,
Class A* 10,006 109,165
Bally's Corp.*(a) 2,163 20,851
Biglari Holdings, Inc., Class B* 146 48,120
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
BJ's Restaurants, Inc.* 3,687 129,414
Black Rock Coffee Bar, Inc.,
Class A* 2,948 38,088
Bloomin' Brands, Inc. 17,297 93,404
Brightstar Lottery plc(a) 20,799 264,979
Brinker International, Inc.* 8,548 1,220,398
Cheesecake Factory, Inc.
(The)(a) 9,078 497,020
Cracker Barrel Old Country
Store, Inc.(a) 4,298 120,817
Dave & Buster's
Entertainment, Inc.*(a) 5,090 55,125
Dine Brands Global, Inc.(a) 2,657 69,720
El Pollo Loco Holdings, Inc.* 5,740 79,556
First Watch Restaurant Group,
Inc.*(a) 11,862 124,314
Genius Sports Ltd.*(a) 43,457 192,515
Global Business Travel Group
I*(a) 25,870 144,355
Golden Entertainment, Inc. 3,849 102,730
Hilton Grand Vacations, Inc.* 11,924 466,467
Inspired Entertainment,
Inc.*(a) 5,221 37,226
Jack in the Box, Inc.*(a) 3,633 35,131
Krispy Kreme, Inc. 13,917 47,179
Kura Sushi USA, Inc., Class
A*(a) 1,419 99,032
Life Time Group Holdings,
Inc.*(a) 29,795 802,677
Lindblad Expeditions Holdings,
Inc.* 7,762 134,283
Marriott Vacations Worldwide
Corp.(a) 5,468 356,076
Monarch Casino & Resort, Inc. 2,462 235,367
Nathan's Famous, Inc.(a) 539 54,293
Navan, Inc., Class A*(a) 7,310 96,784
Papa John's International, Inc.
(a) 6,441 208,753
Portillo's, Inc., Class A*(a) 12,497 66,109
Pursuit Attractions and
Hospitality, Inc.*(a) 4,000 146,520
RCI Hospitality Holdings, Inc. 1,459 33,280
Red Rock Resorts, Inc., Class
A(a) 9,652 515,031
Rush Street Interactive, Inc.* 17,954 390,499
Sabre Corp.*(a) 69,349 100,556
Serve Robotics, Inc.*(a) 12,594 106,293
Shake Shack, Inc., Class A* 7,690 680,334
Six Flags Entertainment
Corp.*(a) 18,899 335,457
Super Group SGHC Ltd.(a) 31,437 339,520
Sweetgreen, Inc., Class A*(a) 21,365 110,884
Target Hospitality Corp.* 6,084 56,460
United Parks & Resorts,
Inc.*(a) 5,469 178,618
Xponential Fitness, Inc., Class
A*(a) 5,336 32,123
8,975,523
Household Durables 1.5%
Bassett Furniture Industries,
Inc. 1,752 24,791

120 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables
Beazer Homes USA, Inc.*(a) 5,543 106,647
Cavco Industries, Inc.* 1,520 736,121
Century Communities, Inc.(a) 5,028 288,507
Champion Homes, Inc.* 10,989 817,252
Cricut, Inc., Class A(a) 10,041 37,553
Dream Finders Homes, Inc.,
Class A*(a) 6,009 83,645
Ethan Allen Interiors, Inc. 4,497 100,103
Flexsteel Industries, Inc. 734 32,986
Green Brick Partners, Inc.*(a) 6,110 393,790
Hamilton Beach Brands
Holding Co., Class A 1,335 25,298
Helen of Troy Ltd.* 4,357 62,828
Hovnanian Enterprises, Inc.,
Class A* 988 109,579
Installed Building Products,
Inc.(a) 4,570 1,211,736
KB Home 12,166 629,591
La-Z-Boy, Inc. 8,110 260,655
Legacy Housing Corp.*(a) 1,422 29,051
Leggett & Platt, Inc. 26,099 257,858
LGI Homes, Inc.* 4,143 163,773
Lovesac Co. (The)*(a) 2,656 39,229
M/I Homes, Inc.* 5,134 628,658
Meritage Homes Corp. 13,285 821,544
Sonos, Inc.* 23,842 319,483
Taylor Morrison Home Corp.,
Class A* 18,936 1,102,833
Traeger, Inc.*(a) 392 11,368
Tri Pointe Homes, Inc.* 16,538 772,821
9,067,700
Household Products 0.3%
Central Garden & Pet Co.* 2,110 77,585
Central Garden & Pet Co.,
Class A* 9,269 300,501
Energizer Holdings, Inc. 12,345 202,705
Oil-Dri Corp. of America 1,851 120,481
Spectrum Brands Holdings,
Inc.(a) 4,513 332,608
WD-40 Co. 2,680 546,559
1,580,439
Independent Power and Renewable Electricity Producers
0.2%
Hallador Energy Co.* 6,719 109,385
Montauk Renewables, Inc.*(a) 15,729 18,089
Ormat Technologies, Inc.(a) 12,039 1,347,405
1,474,879
Industrial REITs 0.4%
Industrial Logistics Properties
Trust 10,337 58,714
Innovative Industrial
Properties, Inc. 5,631 282,451
LXP Industrial Trust 11,642 538,559
One Liberty Properties, Inc.(a) 3,592 77,084
Terreno Realty Corp. 20,208 1,241,176
2,197,984
Industrials 0.0%
†
Brookfield Business Corp.,
Class A(a) 4,596 145,417
Common Stocks
Shares Value ($)
Insurance 1.8%
Abacus Global Management,
Inc.(a) 8,069 63,584
American Coastal Insurance
Corp. 5,939 66,814
American Integrity Insurance
Group, Inc. 2,535 48,875
AMERISAFE, Inc. 3,947 131,554
Ategrity Specialty Holdings
LLC* 1,559 30,821
Baldwin Insurance Group, Inc.
(The), Class A*(a) 18,890 414,447
Bowhead Specialty Holdings,
Inc.* 3,475 77,944
Citizens, Inc., Class A*(a) 9,321 46,885
CNO Financial Group, Inc. 19,866 815,698
Crawford & Co., Class A 4,975 49,601
Donegal Group, Inc., Class A 4,125 70,867
eHealth, Inc.* 5,571 7,187
Employers Holdings, Inc.(a) 3,949 162,462
Exzeo Group, Inc.* 1,479 21,697
F&G Annuities & Life, Inc.(a) 7,944 201,142
Fidelis Insurance Holdings Ltd. 11,832 226,110
Genworth Financial, Inc.,
Class A* 77,715 631,046
GoHealth, Inc., Class A*(a) 1,348 2,035
Goosehead Insurance, Inc.,
Class A*(a) 4,638 197,857
Greenlight Capital Re Ltd.,
Class A* 5,592 96,686
Hamilton Insurance Group
Ltd., Class B 8,898 265,427
HCI Group, Inc. 2,147 331,948
Heritage Insurance Holdings,
Inc.* 4,939 129,649
Hippo Holdings, Inc.*(a) 3,707 96,604
Horace Mann Educators Corp. 8,095 345,495
Investors Title Co. 298 64,767
James River Group Holdings,
Inc. 8,020 50,526
Kestrel Group Ltd.(a) 893 9,644
Kingstone Cos., Inc. 2,288 33,336
Kingsway Financial Services,
Inc.*(a) 4,380 45,683
Lemonade, Inc.* 12,111 759,117
MBIA, Inc.*(a) 9,219 54,484
Mercury General Corp. 5,389 475,040
NI Holdings, Inc.* 1,529 19,709
Octave Specialty Group, Inc.* 8,414 39,125
Oscar Health, Inc., Class A*(a) 39,814 456,667
Palomar Holdings, Inc.* 5,205 621,998
ProAssurance Corp.* 10,256 253,528
Root, Inc., Class A*(a) 2,385 105,345
Safety Insurance Group, Inc. 2,989 217,121
Selective Insurance Group,
Inc. 12,109 912,898
Selectquote, Inc.*(a) 27,157 17,095
SiriusPoint Ltd.* 13,275 285,944
Skyward Specialty Insurance
Group, Inc.* 7,839 342,408
Slide Insurance Holdings,
Inc.*(a) 14,005 252,090

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Insurance
Stewart Information Services
Corp. 6,033 371,512
Tiptree, Inc., Class A 4,838 81,859
Trupanion, Inc.*(a) 7,494 191,921
United Fire Group, Inc. 4,254 157,653
Universal Insurance Holdings,
Inc. 5,178 176,880
10,528,785
Interactive Media & Services 0.4%
Angi, Inc., Class A*(a) 7,046 48,265
Arena Group Holdings, Inc.
(The)*(a) 2,392 5,191
Bumble, Inc., Class A* 13,818 45,047
Cargurus, Inc., Class A* 15,590 530,839
Cars.com, Inc.*(a) 10,876 88,313
EverQuote, Inc., Class A* 5,862 90,392
fuboTV, Inc., Class A*(a) 5,426 51,330
Getty Images Holdings,
Inc.*(a) 21,043 16,696
Grindr, Inc.*(a) 6,382 77,158
MediaAlpha, Inc., Class A* 6,246 58,088
Nextdoor Holdings, Inc.*(a) 44,612 62,457
QuinStreet, Inc.* 10,501 126,117
Rumble, Inc.*(a) 20,567 104,892
Shutterstock, Inc. 4,932 81,920
Teads Holding Co.*(a) 7,466 4,917
Travelzoo*(a) 1,141 6,755
TripAdvisor, Inc.*(a) 22,307 237,793
Webtoon Entertainment,
Inc.*(a) 3,889 35,740
Yelp, Inc., Class A*(a) 11,556 285,895
Ziff Davis, Inc.*(a) 7,725 324,141
ZipRecruiter, Inc., Class A*(a) 13,366 24,593
2,306,539
IT Services 0.7%
Applied Digital Corp.*(a) 46,900 1,113,406
ASGN, Inc.*(a) 8,589 332,480
Backblaze, Inc., Class A* 10,005 34,517
BigBear.ai Holdings, Inc.*(a) 85,085 299,499
Commerce.com, Inc., Series
1* 13,044 34,828
Crexendo, Inc.* 2,639 16,283
CSP, Inc.(a) 1,279 11,063
DigitalOcean Holdings, Inc.*(a) 15,012 1,287,729
Fastly, Inc., Class A*(a) 27,805 808,013
Grid Dynamics Holdings,
Inc.*(a) 13,928 79,390
Hackett Group, Inc. (The)(a) 4,845 63,034
Information Services Group,
Inc.(a) 7,689 29,526
Rackspace Technology, Inc.* 19,964 19,561
TSS, Inc.*(a) 4,888 63,593
Tucows, Inc., Class A*(a) 1,339 22,977
Unisys Corp.* 13,372 27,680
VTEX, Class A*(a) 10,719 42,876
Whitefiber, Inc.*(a) 2,208 26,297
4,312,752
Leisure Products 0.4%
Acushnet Holdings Corp. 5,448 509,279
Common Stocks
Shares Value ($)
Leisure Products
American Outdoor Brands,
Inc.*(a) 2,174 20,305
Callaway Golf Co.* 26,082 362,018
Clarus Corp. 4,367 11,878
Escalade, Inc.(a) 1,771 30,408
Funko, Inc., Class A*(a) 7,196 22,667
JAKKS Pacific, Inc.(a) 1,644 32,749
Johnson Outdoors, Inc., Class
A 1,071 49,812
Latham Group, Inc.* 10,012 53,764
Malibu Boats, Inc., Class A* 3,607 93,494
Marine Products Corp. 1,063 7,728
MasterCraft Boat Holdings,
Inc.* 3,207 65,776
Peloton Interactive, Inc., Class
A* 78,291 335,868
Polaris, Inc.(a) 10,487 571,542
Smith & Wesson Brands, Inc. 8,692 124,556
Sturm Ruger & Co., Inc. 2,794 112,012
2,403,856
Life Sciences Tools & Services 0.4%
10X Genomics, Inc., Class A* 22,224 471,816
Adaptive Biotechnologies
Corp.* 29,901 415,026
Alpha Teknova, Inc.*(a) 2,070 5,982
Azenta, Inc.*(a) 8,115 171,470
BioLife Solutions, Inc.*(a) 8,434 160,921
Codexis, Inc.*(a) 17,616 28,714
CryoPort, Inc.* 9,405 77,873
Cytek Biosciences, Inc.*(a) 22,393 97,857
Fortrea Holdings, Inc.* 17,803 167,704
Ginkgo Bioworks Holdings,
Inc.*(a) 8,242 50,523
Lifecore Biomedical, Inc.*(a) 4,790 17,819
Maravai LifeSciences
Holdings, Inc., Class A* 23,079 65,314
MaxCyte, Inc.*(a) 19,672 13,820
Mesa Laboratories, Inc. 1,114 98,500
OmniAb, Inc.*(a) 21,229 33,330
Pacific Biosciences of
California, Inc.*(a) 52,504 69,305
Personalis, Inc.*(a) 10,602 67,535
Quanterix Corp.* 8,179 28,790
Quantum-Si, Inc.*(a) 31,567 24,433
Standard BioTools, Inc.*(a) 61,482 56,520
2,123,252
Machinery 3.8%
3D Systems Corp.*(a) 27,811 52,285
Aebi Schmidt Holding AG 7,066 68,611
AirJoule Technologies
Corp.*(a) 5,733 14,390
Alamo Group, Inc.(a) 2,025 334,064
Albany International Corp.,
Class A 5,606 292,689
Alliance Laundry Holdings,
Inc.*(a) 8,931 185,229
Astec Industries, Inc. 4,424 238,188
Atmus Filtration Technologies,
Inc. 16,156 917,176
Blue Bird Corp.* 6,309 358,288
CECO Environmental Corp.* 5,863 349,318

122 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Chart Industries, Inc.* 8,916 1,843,383
Columbus McKinnon Corp.(a) 5,535 80,424
Douglas Dynamics, Inc. 4,356 183,344
Eastern Co. (The)(a) 1,205 24,389
Energy Recovery, Inc.*(a) 9,585 96,521
Enerpac Tool Group Corp.,
Class A 10,389 378,887
Enpro, Inc. 4,166 1,044,208
ESCO Technologies, Inc. 5,097 1,434,143
Federal Signal Corp. 11,822 1,278,431
Franklin Electric Co., Inc. 7,625 702,796
Gencor Industries, Inc.* 1,714 25,710
Gorman-Rupp Co. (The) 4,000 248,520
Graham Corp.* 2,072 163,522
Greenbrier Cos., Inc. (The) 5,970 314,321
Helios Technologies, Inc. 6,640 429,674
Hillman Solutions Corp.*(a) 38,764 322,516
Hyster-Yale, Inc.(a) 2,264 73,603
JBT Marel Corp. 10,279 1,314,376
Kadant, Inc. 2,319 677,960
Kennametal, Inc.(a) 15,111 545,960
L B Foster Co., Class A* 1,959 54,656
Lindsay Corp. 2,057 244,927
Luxfer Holdings plc 4,821 58,720
Manitowoc Co., Inc. (The)* 6,868 80,012
Mayville Engineering Co., Inc.* 2,762 49,578
Microvast Holdings, Inc.*(a) 39,547 59,320
Miller Industries, Inc. 2,132 97,113
Mueller Water Products, Inc.,
Class A 30,595 841,057
Omega Flex, Inc. 477 14,806
Palladyne AI Corp.*(a) 6,625 40,214
Park-Ohio Holdings Corp. 1,939 46,614
Proto Labs, Inc.* 4,745 270,560
Richtech Robotics, Inc., Class
B*(a) 35,423 74,034
SPX Technologies, Inc.*(a) 9,495 1,898,430
Standex International Corp. 2,356 600,450
Tennant Co. 3,573 237,247
Terex Corp.(a) 22,154 1,309,301
Titan International, Inc.*(a) 9,353 64,629
Trinity Industries, Inc. 15,922 512,370
Wabash National Corp. 7,749 66,796
Watts Water Technologies,
Inc., Class A 5,395 1,566,115
Worthington Enterprises, Inc. 6,210 323,789
22,503,664
Marine Transportation 0.3%
Costamare Bulkers Holdings
Ltd.* 1,557 24,087
Costamare, Inc. 8,835 149,311
Genco Shipping & Trading Ltd. 6,306 142,200
Himalaya Shipping Ltd.(a) 5,221 69,439
Matson, Inc. 6,087 997,903
Pangaea Logistics Solutions
Ltd. 6,061 42,912
Safe Bulkers, Inc. 11,215 70,991
1,496,843
Media 0.9%
Advantage Solutions, Inc.*(a) 710 15,009
Common Stocks
Shares Value ($)
Media
AMC Networks, Inc., Class
A*(a) 6,967 47,306
Boston Omaha Corp., Class
A*(a) 4,087 47,736
Cable One, Inc.*(a) 973 88,747
EchoStar Corp., Class A*(a) 26,705 3,126,354
Emerald Holding, Inc.(a) 2,270 10,238
Entravision Communications
Corp., Class A 13,281 39,445
EW Scripps Co. (The), Class
A*(a) 14,158 52,668
Gambling.com Group Ltd.* 2,965 11,504
Gray Media, Inc. 17,491 75,911
Ibotta, Inc., Class A*(a) 2,218 66,474
iHeartMedia, Inc., Class A*(a) 25,366 74,069
John Wiley & Sons, Inc., Class
A 7,952 302,971
Magnite, Inc.* 27,798 330,240
National CineMedia, Inc.(a) 13,409 40,897
Newsmax, Inc., Class B*(a) 9,339 48,750
Nexxen International Ltd.*(a) 5,554 36,212
Optimum Communications,
Inc., Class A*(a) 48,454 62,990
PubMatic, Inc., Class A*(a) 6,994 57,211
Scholastic Corp.(a) 3,934 153,662
Sinclair, Inc.(a) 7,628 98,706
Stagwell, Inc., Class A*(a) 20,981 131,971
TechTarget, Inc.* 5,717 22,182
Thryv Holdings, Inc.*(a) 7,239 19,835
USA TODAY Co., Inc.*(a) 28,457 200,622
5,161,710
Metals & Mining 2.8%
Alpha Metallurgical Resources,
Inc.*(a) 2,301 472,326
American Battery Technology
Co.*(a) 22,879 63,832
Caledonia Mining Corp. plc 3,353 75,744
Century Aluminum Co.* 11,223 658,678
Coeur Mining, Inc.*(a) 200,945 3,771,738
Commercial Metals Co. 22,023 1,352,873
Compass Minerals
International, Inc.*(a) 6,087 142,131
Constellium SE, Class A* 27,288 670,739
Contango Silver & Gold,
Inc.*(a) 4,106 76,988
Critical Metals Corp.*(a) 11,497 91,286
Dakota Gold Corp.*(a) 16,795 84,815
Ferroglobe plc 23,189 95,539
Friedman Industries, Inc. 1,092 19,350
Hecla Mining Co.(a) 125,227 2,332,979
Idaho Strategic Resources,
Inc.*(a) 2,836 91,092
Ivanhoe Electric, Inc.* 21,080 249,166
Kaiser Aluminum Corp.(a) 3,244 390,934
Lifezone Metals Ltd.*(a) 5,550 18,648
Materion Corp. 4,101 593,210
Metallus, Inc.* 7,244 118,367
NioCorp Developments
Ltd.*(a) 23,283 103,842
Novagold Resources, Inc.* 55,382 497,330
Perpetua Resources Corp.* 16,957 476,831

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 123
Common Stocks
Shares Value ($)
Metals & Mining
Ramaco Resources, Inc.,
Class A*(a) 8,148 125,968
Ryerson Holding Corp. 8,541 192,002
SSR Mining, Inc.* 40,130 1,179,822
SunCoke Energy, Inc. 17,176 111,816
Tredegar Corp.* 5,089 40,458
United States Antimony
Corp.*(a) 23,107 201,724
US Gold Corp.*(a) 2,765 42,000
USA Rare Earth, Inc.*(a) 36,265 548,871
Vox Royalty Corp. 11,210 58,740
Warrior Met Coal, Inc. 10,251 954,881
Worthington Steel, Inc. 6,715 203,800
16,108,520
Mortgage Real Estate Investment Trusts (REITs) 0.8%
ACRES Commercial Realty
Corp.*(a) 1,195 23,087
Adamas Trust, Inc.(a) 16,450 121,072
Angel Oak Mortgage REIT, Inc. 2,471 20,312
Apollo Commercial Real
Estate Finance, Inc.(a) 28,502 300,981
Arbor Realty Trust, Inc.(a) 33,049 254,808
Ares Commercial Real Estate
Corp.(a) 11,592 55,642
ARMOUR Residential REIT,
Inc.(a) 22,219 370,613
Blackstone Mortgage Trust,
Inc., Class A(a) 31,868 610,272
BrightSpire Capital, Inc., Class
A(a) 25,119 140,666
Chicago Atlantic Real Estate
Finance, Inc. 4,297 48,642
Chimera Investment Corp. 16,293 204,477
Claros Mortgage Trust, Inc.*(a) 18,787 44,713
Dynex Capital, Inc.(a) 39,111 499,056
Ellington Financial, Inc.(a) 23,383 277,089
Franklin BSP Realty Trust, Inc.
(a) 15,409 130,822
Invesco Mortgage Capital, Inc.
(a) 16,670 134,694
KKR Real Estate Finance
Trust, Inc.(a) 11,496 70,355
Ladder Capital Corp., Class A 23,123 225,912
Lument Finance Trust, Inc.(a) 12,290 15,485
MFA Financial, Inc.(a) 20,367 195,116
Nexpoint Real Estate Finance,
Inc.(a) 1,841 24,798
Orchid Island Capital, Inc.(a) 36,697 257,980
PennyMac Mortgage
Investment Trust(a) 17,712 206,522
Ready Capital Corp.(a) 32,240 52,229
Redwood Trust, Inc.(a) 24,107 135,240
Rithm Property Trust, Inc.(a) 1,174 15,720
Seven Hills Realty Trust(a) 5,658 46,509
Sunrise Realty Trust, Inc.(a) 1,836 14,082
TPG Mortgage Investment
Trust, Inc. 6,028 44,065
TPG RE Finance Trust, Inc. 14,576 113,839
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Two Harbors Investment Corp.
(a) 20,273 231,518
4,886,316
Multi-Utilities 0.5%
Avista Corp. 16,028 643,364
Black Hills Corp. 15,047 1,044,412
Northwestern Energy Group,
Inc. 12,128 799,721
Unitil Corp. 3,284 171,556
2,659,053
Office REITs 0.4%
Brandywine Realty Trust(a) 35,646 96,601
COPT Defense Properties(a) 22,626 692,355
Douglas Emmett, Inc.(a) 25,347 238,769
Easterly Government
Properties, Inc., Class A 8,489 181,919
Empire State Realty Trust,
Inc., Class A(a) 28,468 148,033
Franklin Street Properties
Corp.(a) 16,629 11,050
Hudson Pacific Properties,
Inc.*(a) 10,046 59,372
JBG SMITH Properties(a) 12,126 177,161
NET Lease Office Properties 2,911 33,535
Peakstone Realty Trust 7,042 147,107
Piedmont Realty Trust, Inc.,
Class A* 24,717 162,391
Postal Realty Trust, Inc., Class
A(a) 4,643 86,174
SL Green Realty Corp.(a) 14,220 525,287
2,559,754
Oil, Gas & Consumable Fuels 4.1%
Ardmore Shipping Corp. 6,702 102,205
BKV Corp.* 4,994 142,429
California Resources Corp. 14,472 1,001,752
Calumet, Inc.*(a) 13,545 486,265
Centrus Energy Corp., Class
A*(a) 3,340 579,791
Clean Energy Fuels Corp.* 34,584 85,768
CNX Resources Corp.*(a) 27,112 1,045,168
Comstock Resources, Inc.*(a) 14,619 308,169
Core Natural Resources, Inc. 10,031 1,050,547
Crescent Energy Co., Class
A(a) 50,726 684,801
CVR Energy, Inc.* 6,237 209,875
Delek US Holdings, Inc. 11,758 529,933
DHT Holdings, Inc. 26,629 486,512
Diversified Energy Co.(a) 12,560 219,046
Dorian LPG Ltd. 7,411 253,456
Empire Petroleum Corp.*(a) 2,821 8,350
Encore Energy Corp.*(a) 36,697 66,055
Energy Fuels, Inc.*(a) 46,238 843,843
Epsilon Energy Ltd. 2,663 16,404
Evolution Petroleum Corp.(a) 4,403 20,166
Excelerate Energy, Inc., Class
A 4,872 162,822
FLEX LNG Ltd.(a) 6,176 183,489
FutureFuel Corp. 4,710 18,133
Gevo, Inc.*(a) 46,548 127,076
Golar LNG Ltd. 19,065 1,031,607

124 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Granite Ridge Resources, Inc.
(a) 9,834 57,726
Green Plains, Inc.*(a) 13,518 222,371
Gulfport Energy Corp.* 3,124 660,945
HighPeak Energy, Inc.(a) 3,536 24,398
Infinity Natural Resources,
Inc., Class A*(a) 3,285 57,849
International Seaways, Inc. 7,868 573,420
Kinetik Holdings, Inc., Class
A(a) 9,116 441,306
Kolibri Global Energy, Inc.* 6,503 35,701
Kosmos Energy Ltd.* 92,025 255,829
Lightbridge Corp.*(a) 6,234 66,454
Magnolia Oil & Gas Corp.,
Class A(a) 35,638 1,125,092
Murphy Oil Corp. 26,735 1,102,819
NACCO Industries, Inc., Class
A 796 41,368
Navigator Holdings Ltd.(a) 5,539 107,069
New Fortress Energy, Inc.*(a) 32,076 18,925
NextDecade Corp.*(a) 34,172 261,758
NextNRG, Inc.*(a) 22,524 9,010
Nordic American Tankers Ltd. 41,126 240,998
Northern Oil & Gas, Inc.(a) 19,165 560,193
OPAL Fuels, Inc., Class A*(a) 3,481 8,772
Par Pacific Holdings, Inc.* 9,711 608,297
PBF Energy, Inc., Class A 16,478 784,682
Peabody Energy Corp.(a) 24,040 792,118
Prairie Operating Co.*(a) 3,600 7,308
PrimeEnergy Resources
Corp.*(a) 68 15,834
REX American Resources
Corp.* 5,754 262,210
Riley Exploration Permian, Inc. 2,945 107,345
Sable Offshore Corp.*(a) 24,467 404,195
SandRidge Energy, Inc.(a) 6,391 104,237
Scorpio Tankers, Inc. 8,949 668,132
SFL Corp. Ltd.(a) 23,106 249,314
SM Energy Co. 49,500 1,543,410
Summit Midstream Corp.* 1,665 50,350
Talos Energy, Inc.* 25,413 400,509
Teekay Corp. Ltd. 10,890 132,967
Teekay Tankers Ltd., Class A 4,770 349,736
Uranium Energy Corp.*(a) 93,934 1,268,109
VAALCO Energy, Inc.(a) 19,911 126,236
Vitesse Energy, Inc.(a) 6,053 109,922
W&T Offshore, Inc.(a) 18,373 62,652
World Kinect Corp.(a) 10,738 247,726
23,830,954
Paper & Forest Products 0.1%
Clearwater Paper Corp.*(a) 3,169 45,570
Magnera Corp.* 6,200 58,962
Sylvamo Corp. 6,692 282,670
387,202
Passenger Airlines 0.4%
Allegiant Travel Co.*(a) 2,921 236,718
flyExclusive, Inc.*(a) 2,243 5,069
Frontier Group Holdings,
Inc.*(a) 11,616 41,005
JetBlue Airways Corp.*(a) 59,004 260,798
Joby Aviation, Inc.*(a) 115,367 952,931
Common Stocks
Shares Value ($)
Passenger Airlines
SkyWest, Inc.* 7,974 732,252
Sun Country Airlines Holdings,
Inc.* 10,015 165,448
2,394,221
Personal Care Products 0.2%
Beauty Health Co. (The)*(a) 22,715 20,216
Edgewell Personal Care Co.(a) 8,916 190,267
FitLife Brands, Inc.*(a) 741 10,522
Herbalife Ltd.*(a) 20,466 301,260
Honest Co., Inc. (The)*(a) 18,306 53,820
Interparfums, Inc.(a) 3,641 330,749
Lifevantage Corp.(a) 2,016 8,709
Medifast, Inc.*(a) 2,461 25,078
Nature's Sunshine Products,
Inc.* 3,385 81,206
Niagen Bioscience, Inc.* 10,098 44,532
Nu Skin Enterprises, Inc.,
Class A(a) 9,849 71,701
Olaplex Holdings, Inc.*(a) 29,822 60,539
USANA Health Sciences, Inc.* 2,220 38,783
Waldencast plc, Class A* 8,088 7,681
1,245,063
Pharmaceuticals 2.4%
Aardvark Therapeutics,
Inc.*(a) 2,484 9,365
Aclaris Therapeutics, Inc.* 16,671 62,516
Alumis, Inc.*(a) 13,500 297,405
Amneal Pharmaceuticals, Inc.* 29,993 372,813
Amphastar Pharmaceuticals,
Inc.* 7,072 138,540
Amylyx Pharmaceuticals, Inc.* 18,308 254,481
ANI Pharmaceuticals, Inc.* 3,727 286,606
Aquestive Therapeutics,
Inc.*(a) 20,619 85,569
Arvinas, Inc.* 11,076 117,406
Atea Pharmaceuticals, Inc.*(a) 13,430 72,253
Axsome Therapeutics, Inc.* 8,147 1,377,006
BioAge Labs, Inc.* 5,946 103,996
Biote Corp., Class A*(a) 6,823 9,211
Collegium Pharmaceutical,
Inc.* 6,284 207,812
CorMedix, Inc.*(a) 14,693 99,765
Crinetics Pharmaceuticals,
Inc.*(a) 19,161 695,928
Definium Therapeutics, Inc.* 19,386 366,395
Edgewise Therapeutics, Inc.* 13,498 425,187
Enliven Therapeutics, Inc.*(a) 7,859 308,073
Esperion Therapeutics, Inc.*(a) 46,532 127,498
Eton Pharmaceuticals, Inc.*(a) 4,867 120,118
Evolus, Inc.*(a) 10,251 42,132
EyePoint, Inc.*(a) 15,046 193,943
Fulcrum Therapeutics, Inc.*(a) 11,816 90,629
Harmony Biosciences
Holdings, Inc.* 8,678 243,071
Harrow, Inc.*(a) 6,340 223,548
Indivior Pharmaceuticals, Inc.* 23,811 725,759
Innoviva, Inc.* 14,736 343,349
Journey Medical Corp.*(a) 3,844 18,028
LB Pharmaceuticals, Inc.*(a) 3,767 92,894
LENZ Therapeutics, Inc.*(a) 4,091 37,433

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 125
Common Stocks
Shares Value ($)
Pharmaceuticals
Ligand Pharmaceuticals,
Inc.*(a) 3,849 768,453
Liquidia Corp.*(a) 12,851 484,997
Maze Therapeutics, Inc.*(a) 5,202 155,280
MBX Biosciences, Inc.*(a) 5,647 168,563
MediWound Ltd.*(a) 1,902 30,641
Nuvation Bio, Inc.* 46,767 200,630
Ocular Therapeutix, Inc.*(a) 37,290 315,846
Omeros Corp.*(a) 13,602 143,637
Pacira BioSciences, Inc.*(a) 8,099 183,037
Phathom Pharmaceuticals,
Inc.*(a) 9,130 101,434
Phibro Animal Health Corp.,
Class A 4,041 223,508
Prestige Consumer
Healthcare, Inc.*(a) 9,492 562,591
Rapport Therapeutics, Inc.*(a) 5,644 176,601
Septerna, Inc.*(a) 4,106 98,667
SIGA Technologies, Inc.(a) 7,997 42,784
Supernus Pharmaceuticals,
Inc.* 10,762 556,288
Tarsus Pharmaceuticals, Inc.* 7,802 547,310
Terns Pharmaceuticals, Inc.* 18,862 994,405
Theravance Biopharma, Inc.* 7,326 118,901
Third Harmonic Bio, Inc.*∞ 5,115 0
Trevi Therapeutics, Inc.*(a) 18,812 224,427
Tvardi Therapeutics, Inc.*(a) 966 3,072
WaVe Life Sciences Ltd.* 27,516 199,491
Xeris Biopharma Holdings,
Inc.* 32,034 185,797
Zevra Therapeutics, Inc.*(a) 10,312 96,108
14,131,197
Professional Services 1.4%
Alight, Inc., Class A 96,204 56,058
Asure Software, Inc.* 4,715 40,549
Barrett Business Services, Inc. 4,756 138,780
BlackSky Technology, Inc.*(a) 6,042 152,017
CBIZ, Inc.* 9,669 259,613
Conduent, Inc.* 33,782 43,241
CRA International, Inc. 1,274 206,235
CSG Systems International,
Inc. 5,567 445,026
Exponent, Inc. 9,771 637,558
Falcon's Beyond Global, Inc.,
Class A*(a) 2,754 38,831
First Advantage Corp.*(a) 15,426 181,410
Forrester Research, Inc.*(a) 2,436 13,788
Franklin Covey Co.*(a) 2,131 33,648
HireQuest, Inc.(a) 773 7,715
Huron Consulting Group,
Inc.*(a) 3,366 429,131
IBEX Holdings Ltd.* 2,062 55,303
ICF International, Inc. 3,665 239,288
Innodata, Inc.*(a) 6,104 235,736
Insperity, Inc.(a) 7,172 193,931
Kelly Services, Inc., Class A 6,191 54,790
Kforce, Inc. 3,561 104,124
Korn Ferry 10,431 656,631
Legalzoom.com, Inc.*(a) 25,218 142,986
Maximus, Inc. 10,765 690,037
Mistras Group, Inc.* 1,888 27,905
Common Stocks
Shares Value ($)
Professional Services
Planet Labs PBC*(a) 53,359 1,491,384
Public Policy Holding Co., Inc. 887 11,602
RCM Technologies, Inc.* 860 16,460
Resolute Holdings
Management, Inc.*(a) 825 133,898
Resources Connection, Inc.(a) 6,140 22,902
Skillsoft Corp.*(a) 781 3,350
Spire Global, Inc.*(a) 5,572 70,096
TIC Solutions, Inc.*(a) 39,502 259,923
TriNet Group, Inc. 5,984 217,997
TrueBlue, Inc.* 5,121 20,023
TTEC Holdings, Inc.*(a) 3,470 8,675
Upwork, Inc.*(a) 24,758 271,348
Verra Mobility Corp., Class A* 31,884 455,622
Willdan Group, Inc.* 2,746 210,234
8,277,845
Real Estate Management & Development 0.5%
American Realty Investors,
Inc.*(a) 366 5,655
Compass, Inc., Class A* 126,710 926,250
Cushman & Wakefield Ltd.* 24,335 298,347
Douglas Elliman, Inc.*(a) 13,933 22,850
eXp World Holdings, Inc.(a) 17,359 103,980
Forestar Group, Inc.* 3,949 96,514
FRP Holdings, Inc.*(a) 2,375 51,965
Kennedy-Wilson Holdings, Inc. 24,378 263,770
Marcus & Millichap, Inc. 5,112 135,928
Maui Land & Pineapple Co.,
Inc.*(a) 1,270 19,545
Newmark Group, Inc., Class A 30,538 457,765
RE/MAX Holdings, Inc., Class
A* 4,273 24,612
Real Brokerage, Inc. (The)* 26,299 65,747
RMR Group, Inc. (The), Class
A(a) 3,495 54,068
Seaport Entertainment Group,
Inc.*(a) 1,267 27,215
St Joe Co. (The) 7,526 472,633
Stratus Properties, Inc.*(a) 1,321 40,317
Tejon Ranch Co.*(a) 4,221 79,524
Transcontinental Realty
Investors, Inc.* 156 5,441
3,152,126
Residential REITs 0.3%
BRT Apartments Corp.(a) 1,783 23,785
Centerspace(a) 3,303 189,758
Clipper Realty, Inc. 2,440 7,369
Independence Realty Trust,
Inc.(a) 47,828 712,159
NexPoint Residential Trust,
Inc. 4,492 112,300
UMH Properties, Inc. 15,819 228,268
Veris Residential, Inc. 15,629 294,919
1,568,558
Retail REITs 1.2%
Acadia Realty Trust(a) 26,496 506,603
Alexander's, Inc.(a) 450 106,290
CBL & Associates Properties,
Inc. 3,791 145,688
Curbline Properties Corp.(a) 19,377 499,733

126 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Retail REITs
FrontView REIT, Inc.(a) 4,147 64,154
Getty Realty Corp. 10,737 341,437
InvenTrust Properties Corp. 15,717 478,740
Kite Realty Group Trust(a) 43,520 1,068,416
Macerich Co. (The)(a) 50,942 962,804
NETSTREIT Corp.(a) 16,486 310,431
Phillips Edison & Co., Inc. 24,991 935,163
Saul Centers, Inc. 2,582 84,122
SITE Centers Corp. 9,803 52,936
Tanger, Inc. 22,370 760,133
Urban Edge Properties 25,260 504,695
Whitestone REIT 9,110 147,126
6,968,471
Semiconductors & Semiconductor Equipment 3.4%
ACM Research, Inc., Class A* 10,020 394,287
Aehr Test Systems*(a) 5,766 213,803
Aeluma, Inc.*(a) 2,568 33,615
Alpha & Omega
Semiconductor Ltd.*(a) 4,822 106,856
Ambarella, Inc.* 8,219 423,073
Ambiq Micro, Inc.*(a) 3,573 90,790
Atomera, Inc.*(a) 5,454 20,780
Axcelis Technologies, Inc.*(a) 6,155 572,907
Blaize Holdings, Inc.*(a) 14,011 25,500
CEVA, Inc.* 5,389 100,667
Cohu, Inc.* 9,169 280,755
Credo Technology Group
Holding Ltd.* 31,792 2,984,315
Diodes, Inc.* 8,999 614,272
FormFactor, Inc.* 15,387 1,492,385
Ichor Holdings Ltd.* 6,607 307,952
Impinj, Inc.*(a) 5,536 568,547
indie Semiconductor, Inc.,
Class A*(a) 38,304 123,339
Kopin Corp.*(a) 32,208 72,468
Kulicke & Soffa Industries, Inc. 10,132 665,875
MaxLinear, Inc., Class A*(a) 16,056 279,214
Navitas Semiconductor Corp.,
Class A*(a) 40,048 351,221
NVE Corp. 911 59,670
PDF Solutions, Inc.*(a) 6,305 206,237
Penguin Solutions, Inc.*(a) 10,448 183,885
Photronics, Inc.* 11,350 458,654
Power Integrations, Inc.(a) 10,820 553,984
Rambus, Inc.*(a) 21,305 1,832,869
Rigetti Computing, Inc.*(a) 64,362 903,642
Semtech Corp.* 18,347 1,410,701
Silicon Laboratories, Inc.* 6,414 1,335,074
SiTime Corp.* 4,435 1,531,627
SkyWater Technology, Inc.* 7,012 192,199
Synaptics, Inc.*(a) 7,706 539,728
Ultra Clean Holdings, Inc.* 8,752 544,199
Veeco Instruments, Inc.*(a) 11,736 397,381
19,872,471
Software 4.4%
8x8, Inc.*(a) 27,214 45,175
A10 Networks, Inc. 14,439 333,830
ACI Worldwide, Inc.* 20,709 849,276
Adeia, Inc.(a) 21,423 514,795
Agilysys, Inc.*(a) 5,060 359,968
Airship AI Holdings, Inc.*(a) 4,390 9,921
Common Stocks
Shares Value ($)
Software
Alarm.com Holdings, Inc.* 9,380 405,122
Alkami Technology, Inc.*(a) 13,329 208,865
Amplitude, Inc., Class A* 18,464 125,924
Appian Corp., Class A* 7,705 185,768
Arteris, Inc.* 6,158 101,238
Asana, Inc., Class A*(a) 16,760 107,264
AudioEye, Inc.* 2,045 13,027
AvePoint, Inc.* 29,173 277,435
Bit Digital, Inc.*(a) 64,935 85,065
Bitdeer Technologies Group,
Class A*(a) 24,359 210,705
Blackbaud, Inc.* 7,610 293,822
BlackLine, Inc.*(a) 9,853 364,561
Blend Labs, Inc., Class A* 39,535 67,209
Box, Inc., Class A* 27,784 656,814
Braze, Inc., Class A* 17,382 410,389
C3.ai, Inc., Class A*(a) 25,038 210,820
Cerence, Inc.*(a) 9,485 59,850
Chaince Digital Holdings,
Inc.*(a) 6,090 24,238
Cipher Digital, Inc.*(a) 63,904 822,444
Cleanspark, Inc.*(a) 50,029 425,747
Clear Secure, Inc., Class A 17,387 841,705
Clearwater Analytics Holdings,
Inc., Class A* 54,951 1,299,591
Commvault Systems, Inc.* 8,724 679,512
Consensus Cloud Solutions,
Inc.*(a) 3,803 90,283
Core Scientific, Inc.* 57,311 857,373
CS Disco, Inc.* 5,673 21,671
Daily Journal Corp.*(a) 258 124,444
Digimarc Corp.*(a) 3,506 17,214
Digital Turbine, Inc.*(a) 21,112 60,803
Domo, Inc., Class B* 5,954 18,219
D-Wave Quantum, Inc.*(a) 72,032 1,039,422
eGain Corp.* 3,411 26,913
EverCommerce, Inc.*(a) 2,563 29,295
Expensify, Inc., Class A*(a) 11,177 9,723
Five9, Inc.* 15,581 236,364
Freshworks, Inc., Class A* 41,369 332,193
Hut 8 Corp.*(a) 19,347 907,568
I3 Verticals, Inc., Class A*(a) 4,638 103,706
Intapp, Inc.* 11,300 290,297
InterDigital, Inc.(a) 5,102 1,540,804
Kaltura, Inc.* 21,983 26,819
Life360, Inc.*(a) 4,089 166,913
LiveRamp Holdings, Inc.* 12,386 328,477
MARA Holdings, Inc.*(a) 75,030 612,245
Mitek Systems, Inc.*(a) 8,718 117,693
N-able, Inc.* 13,723 64,086
NCR Voyix Corp.*(a) 28,391 179,715
NextNav, Inc.*(a) 18,782 300,888
ON24, Inc.*(a) 7,189 58,231
OneSpan, Inc. 7,705 81,134
Ooma, Inc.* 4,320 62,856
Pagaya Technologies Ltd.,
Class A*(a) 12,184 141,944
PagerDuty, Inc.* 17,580 109,172
PAR Technology Corp.*(a) 8,005 106,707
Porch Group, Inc.*(a) 17,791 127,561
Progress Software Corp.* 8,284 212,485
Q2 Holdings, Inc.* 12,287 581,175

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 127
Common Stocks
Shares Value ($)
Software
Qualys, Inc.* 7,110 624,613
Rapid7, Inc.* 12,544 69,117
Red Violet, Inc.* 2,177 75,324
ReposiTrak, Inc.(a) 2,049 15,572
Rezolve AI plc*(a) 43,665 111,782
Rimini Street, Inc.* 9,595 31,472
Riot Platforms, Inc.*(a) 68,789 850,232
SEMrush Holdings, Inc., Class
A* 9,136 109,084
Silvaco Group, Inc.* 1,102 7,802
SoundHound AI, Inc., Class
A*(a) 76,674 526,750
SoundThinking, Inc.*(a) 2,009 13,300
Sprinklr, Inc., Class A*(a) 22,427 134,562
Sprout Social, Inc., Class A*(a) 10,793 61,520
SPS Commerce, Inc.* 7,563 421,032
Telos Corp.* 10,730 44,959
Tenable Holdings, Inc.* 23,451 396,674
Terawulf, Inc.*(a) 61,092 881,558
Varonis Systems, Inc., Class
B* 23,004 493,896
Vertex, Inc., Class A* 13,911 165,402
Via Transportation, Inc., Class
A*(a) 2,012 30,180
Viant Technology, Inc., Class
A*(a) 3,482 38,998
Weave Communications, Inc.* 12,758 58,942
WM Technology, Inc.* 21,355 14,060
Workiva, Inc., Class A* 9,921 591,589
Xperi, Inc.*(a) 9,020 50,512
Yext, Inc.* 20,037 76,942
Zeta Global Holdings Corp.,
Class A*(a) 41,455 659,964
25,530,311
Specialized REITs 0.3%
Farmland Partners, Inc.(a) 8,255 92,704
Four Corners Property Trust,
Inc. 21,091 498,802
Gladstone Land Corp.(a) 6,656 67,891
Outfront Media, Inc. 29,206 773,959
Safehold, Inc.(a) 11,662 157,787
Smartstop Self Storage REIT,
Inc.(a) 10,891 329,779
1,920,922
Specialty Retail 1.9%
1-800-Flowers.com, Inc.,
Class A*(a) 4,156 12,634
Abercrombie & Fitch Co.,
Class A* 8,948 817,579
Academy Sports & Outdoors,
Inc.(a) 13,133 741,358
Advance Auto Parts, Inc.(a) 11,745 619,549
American Eagle Outfitters, Inc. 31,764 530,459
America's Car-Mart, Inc.* 1,432 18,229
Arhaus, Inc., Class A(a) 10,763 72,973
Arko Corp. 13,306 73,981
Asbury Automotive Group,
Inc.*(a) 3,867 755,650
BARK, Inc.*(a) 23,596 11,954
Barnes & Noble Education,
Inc.*(a) 2,741 24,203
Common Stocks
Shares Value ($)
Specialty Retail
Bed Bath & Beyond, Inc.* 13,657 63,369
Boot Barn Holdings, Inc.* 6,043 884,453
Buckle, Inc. (The) 6,188 311,628
Build-A-Bear Workshop, Inc.
(a) 2,289 85,723
Caleres, Inc. 7,084 74,665
Camping World Holdings, Inc.,
Class A(a) 12,693 86,693
Citi Trends, Inc.* 922 39,941
Designer Brands, Inc., Class
A(a) 6,941 39,494
Envela Corp.*(a) 1,719 28,639
EVgo, Inc., Class A*(a) 24,134 41,511
Genesco, Inc.* 1,804 52,298
Group 1 Automotive, Inc. 2,327 769,376
Haverty Furniture Cos., Inc. 2,689 56,953
J Jill, Inc.(a) 1,726 19,780
Lands' End, Inc.*(a) 1,755 19,726
MarineMax, Inc.*(a) 3,615 97,822
Monro, Inc.(a) 5,977 95,871
National Vision Holdings,
Inc.*(a) 15,451 400,181
OneWater Marine, Inc., Class
A*(a) 2,008 18,976
Outdoor Holding Co.*(a) 18,385 36,954
Petco Health & Wellness Co.,
Inc., Class A* 15,976 44,413
RealReal, Inc. (The)*(a) 21,114 191,715
Revolve Group, Inc., Class A* 7,870 177,941
Sally Beauty Holdings, Inc.* 20,229 280,172
Shoe Carnival, Inc.(a) 3,721 58,010
Signet Jewelers Ltd.(a) 7,797 659,938
Sleep Number Corp.*(a) 3,371 6,051
Sonic Automotive, Inc., Class
A(a) 2,898 198,716
Stitch Fix, Inc., Class A*(a) 22,849 75,630
ThredUp, Inc., Class A* 19,861 65,144
Torrid Holdings, Inc.* 10,203 18,161
Upbound Group, Inc. 10,547 190,373
Urban Outfitters, Inc.* 12,879 815,885
Victoria's Secret & Co.*(a) 13,554 628,363
Warby Parker, Inc., Class A*(a) 19,426 409,306
Winmark Corp.(a) 576 246,269
Zumiez, Inc.* 2,541 56,309
11,025,018
Technology Hardware, Storage & Peripherals 0.6%
Corsair Gaming, Inc.*(a) 9,376 52,037
CPI Card Group, Inc.* 1,316 19,095
Diebold Nixdorf, Inc.* 4,841 365,205
Eastman Kodak Co.*(a) 12,920 116,926
GPGI, Inc.(a) 35,183 601,629
Immersion Corp.(a) 5,735 31,313
IonQ, Inc.*(a) 68,014 1,960,844
Quantum Computing, Inc.*(a) 39,955 273,692
Turtle Beach Corp.*(a) 3,128 31,718
Xerox Holdings Corp.(a) 26,135 33,714
3,486,173
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.* 22,921 403,868
Carter's, Inc. 6,884 246,172
Ermenegildo Zegna NV(a) 12,712 132,459

128 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Figs, Inc., Class A* 17,787 262,714
G-III Apparel Group Ltd. 7,447 206,282
Kontoor Brands, Inc.(a) 10,864 763,630
Lakeland Industries, Inc.(a) 1,578 12,924
Movado Group, Inc. 3,261 79,634
Oxford Industries, Inc.(a) 2,773 106,788
Rocky Brands, Inc. 1,473 57,034
Steven Madden Ltd. 14,165 480,477
Superior Group of Cos., Inc. 2,204 22,393
Wolverine World Wide, Inc.(a) 16,179 264,041
3,038,416
Tobacco 0.1%
Ispire Technology, Inc.*(a) 3,811 7,012
Turning Point Brands, Inc. 3,612 313,486
Universal Corp.(a) 4,802 253,065
573,563
Trading Companies & Distributors 1.0%
Alta Equipment Group, Inc. 4,453 23,912
BlueLinx Holdings, Inc.* 1,571 85,117
Boise Cascade Co. 7,489 568,040
Custom Truck One Source,
Inc.* 11,917 78,295
Distribution Solutions Group,
Inc.*(a) 1,916 50,276
DNOW, Inc.* 36,270 431,976
DXP Enterprises, Inc.* 2,552 356,591
EVI Industries, Inc.(a) 1,027 21,136
GATX Corp. 7,052 1,204,058
Global Industrial Co. 2,938 92,606
Herc Holdings, Inc.(a) 6,423 639,410
Hudson Technologies, Inc.* 7,451 43,812
Karat Packaging, Inc. 1,694 47,296
McGrath RentCorp 4,792 528,462
NPK International, Inc.* 16,379 237,332
Rush Enterprises, Inc., Class A 11,982 792,130
Rush Enterprises, Inc., Class
B 1,688 108,623
Titan Machinery, Inc.* 3,957 66,161
Transcat, Inc.*(a) 1,803 132,430
Willis Lease Finance Corp.(a) 558 95,005
Xometry, Inc., Class A*(a) 8,765 357,962
5,960,630
Transportation Infrastructure 0.0%
†
Sky Harbour Group Corp.*(a) 3,820 36,787
Water Utilities 0.3%
American States Water Co. 7,478 565,486
Cadiz, Inc.*(a) 11,477 56,352
California Water Service
Group 11,679 529,526
Consolidated Water Co. Ltd. 3,160 104,659
Global Water Resources, Inc.
(a) 1,601 12,152
H2O America(a) 6,545 383,995
Middlesex Water Co.(a) 3,435 178,792
Pure Cycle Corp.*(a) 4,203 42,282
York Water Co. (The) 2,459 74,877
1,948,121
Wireless Telecommunication Services 0.2%
Gogo, Inc.* 14,156 56,907
Spok Holdings, Inc. 4,000 43,600
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Telephone & Data Systems,
Inc. 19,679 828,486
928,993
Total Common Stocks
(cost $398,583,012) 577,577,599
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Akero Therapeutics, Inc.,
CVR*∞ 14,089 0
Chinook Therapeutics, Inc.,
CVR*^∞ 8,695 0
Icosavax, Inc., CVR*^∞ 4,394 0
Inhibrx, Inc., CVR*^∞ 5,486 0
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 0
0
Electronic Equipment, Instruments & Components 0.0%
†
M-Tron Industries, Inc.,
expiring 4/15/2026* 444 932
Life Sciences Tools & Services 0.0%
†
OmniAb, Inc., expiring
11/2/2027*^∞(a) 1,742 0
Total Rights
(cost $6,479) 932
Repurchase Agreements 8.0%
Principal
Amount ($)
Bank of America NA,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $1,000,102,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
10/1/2046 - 11/1/2047;
total market value
$1,020,000.(b) 1,000,000 1,000,000
BNP Paribas Securities
Corp.,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $24,002,433,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
4/30/2026 - 11/15/2052;
total market value
$24,480,003.(b) 24,000,000 24,000,000

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 129
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026,
due 4/1/2026, repurchase
price $5,000,511,
collateralized by U.S.
Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $5,100,000.
(b) 5,000,000 5,000,000
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $4,861,577,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$4,958,808.(b) 4,861,084 4,861,084
MetLife, Inc.,
3.66%, dated 3/31/2026,
due 4/1/2026, repurchase
price $11,001,118,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$11,225,632.(b) 11,000,000 11,000,000
Pershing LLC,
3.64%, dated 3/31/2026,
due 4/1/2026, repurchase
price $1,000,101,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 4/1/2026
- 1/20/2076; total market
value $1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $46,861,084) 46,861,084
Total Investments
(cost $445,499,491) — 106.9% 624,478,110
Liabilities in excess of other assets — (6.9)% (40,395,451)
NET ASSETS — 100.0%
$ 584,082,659
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $169,444,150, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $46,861,084 and by $120,172,123 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.38%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$167,033,207.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $46,861,084.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

130 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 54 6/2026 USD 6,782,940 (874)
Net contracts (874)
Currency:
USD United States Dollar

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 131
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

132 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 38,495 $ – $ – $ 38,495
Common Stocks
Aerospace & Defense 11,861,651 – – 11,861,651
Air Freight & Logistics 526,989 – – 526,989
Automobile Components 6,208,897 – – 6,208,897
Automobiles 173,305 – – 173,305
Banks 56,640,769 – – 56,640,769
Beverages 668,670 – – 668,670
Biotechnology 53,854,201 – – 53,854,201
Broadline Retail 390,440 – – 390,440
Building Products 8,965,412 – – 8,965,412
Capital Markets 9,711,776 – – 9,711,776
Chemicals 9,458,279 – – 9,458,279
Commercial Services & Supplies 7,663,737 – – 7,663,737
Communications Equipment 7,008,626 – – 7,008,626
Construction & Engineering 16,212,055 – – 16,212,055
Construction Materials 1,289,842 – – 1,289,842
Consumer Finance 5,344,537 – – 5,344,537
Consumer Staples Distribution & Retail 2,898,564 – – 2,898,564
Containers & Packaging 1,238,594 – – 1,238,594
Distributors 403,820 – – 403,820
Diversified Consumer Services 6,845,808 – – 6,845,808
Diversified REITs 2,793,634 – – 2,793,634
Diversified Telecommunication Services 3,287,991 – – 3,287,991
Electric Utilities 5,294,224 – – 5,294,224
Electrical Equipment 17,317,622 – – 17,317,622
Electronic Equipment, Instruments &
Components 21,445,369 – – 21,445,369
Energy Equipment & Services 15,072,658 – – 15,072,658
Entertainment 3,190,598 – – 3,190,598
Financial Services 11,412,117 – – 11,412,117
Food Products 3,485,636 – – 3,485,636
Gas Utilities 6,338,818 – – 6,338,818
Ground Transportation 1,861,440 – – 1,861,440
Health Care Equipment & Supplies 13,496,530 – – 13,496,530
Health Care Providers & Services 17,520,314 – – 17,520,314
Health Care REITs 6,168,750 – – 6,168,750
Health Care Technology 1,357,948 – – 1,357,948
Hotel & Resort REITs 3,397,949 – – 3,397,949
Hotels, Restaurants & Leisure 8,975,523 – – 8,975,523
Household Durables 9,067,700 – – 9,067,700
Household Products 1,580,439 – – 1,580,439
Independent Power and Renewable
Electricity Producers 1,474,879 – – 1,474,879
Industrial REITs 2,197,984 – – 2,197,984
Industrials 145,417 – – 145,417
Insurance 10,528,785 – – 10,528,785
Interactive Media & Services 2,306,539 – – 2,306,539
IT Services 4,312,752 – – 4,312,752
Leisure Products 2,403,856 – – 2,403,856
Life Sciences Tools & Services 2,123,252 – – 2,123,252
Machinery 22,503,664 – – 22,503,664
Marine Transportation 1,496,844 – – 1,496,844
Media 5,161,710 – – 5,161,710
Metals & Mining 16,108,520 – – 16,108,520
Mortgage Real Estate Investment Trusts
(REITs) 4,886,316 – – 4,886,316
Multi-Utilities 2,659,053 – – 2,659,053
Office REITs 2,559,754 – – 2,559,754
Oil, Gas & Consumable Fuels 23,830,954 – – 23,830,954

NVIT Small Cap Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 133
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 387,202 $ – $ – $ 387,202
Passenger Airlines 2,394,221 – – 2,394,221
Personal Care Products 1,245,063 – – 1,245,063
Pharmaceuticals 14,131,197 – – 14,131,197
Professional Services 8,277,845 – – 8,277,845
Real Estate Management & Development 3,152,126 – – 3,152,126
Residential REITs 1,568,558 – – 1,568,558
Retail REITs 6,968,471 – – 6,968,471
Semiconductors & Semiconductor
Equipment 19,872,471 – – 19,872,471
Software 25,530,310 – – 25,530,310
Specialized REITs 1,920,922 – – 1,920,922
Specialty Retail 11,025,018 – – 11,025,018
Technology Hardware, Storage &
Peripherals 3,486,173 – – 3,486,173
Textiles, Apparel & Luxury Goods 3,038,416 – – 3,038,416
Tobacco 573,563 – – 573,563
Trading Companies & Distributors 5,960,631 – – 5,960,631
Transportation Infrastructure 36,787 – – 36,787
Water Utilities 1,948,121 – – 1,948,121
Wireless Telecommunication Services 928,993 – – 928,993
Total Common Stocks $ 577,577,599 $ – $ – $ 577,577,599
Repurchase Agreements – 46,861,084 – 46,861,084
Rights   932 – – 932
Total Assets $ 577,617,026 $ 46,861,084 $ – $ 624,478,110
Liabilities:
Futures Contracts $ (874) $ – $ – $ (874)
Total Liabilities $ (874) $ – $ – $ (874)
Total $ 577,616,152 $ 46,861,084 $ – $ 624,477,236
As of March 31, 2026, the Fund held six rights investments that were categorized as Level 3 investments which were each valued at $0.

134 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Small Cap Index Fund
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (874)
Total $ (874)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT NASDAQ-100 Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 135
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 0 .2%
Axon Enterprise, Inc.* 1,165 494,764
Automobiles 3 .8%
Tesla, Inc.* 26,199 9,739,478
Beverages 2 .0%
Coca-Cola Europacific
Partners plc 6,640 602,049
Keurig Dr Pepper, Inc. 19,689 518,411
Monster Beverage Corp.* 14,177 1,027,265
PepsiCo, Inc. 19,805 3,075,519
5,223,244
Biotechnology 3 .6%
Alnylam Pharmaceuticals, Inc.* 1,922 635,932
Amgen, Inc. 7,812 2,748,652
Gilead Sciences, Inc. 17,990 2,507,266
Insmed, Inc.*(a) 3,124 510,837
Regeneron Pharmaceuticals,
Inc. 1,506 1,163,596
Vertex Pharmaceuticals, Inc.* 3,681 1,643,714
9,209,997
Broadline Retail 5 .4%
Amazon.com, Inc.* 56,350 11,736,015
MercadoLibre, Inc.* 735 1,270,830
PDD Holdings, Inc., ADR-CN* 9,680 989,102
13,995,947
Chemicals 1 .3%
Linde plc 6,715 3,329,028
Commercial Services & Supplies 0 .6%
Cintas Corp. 5,795 980,166
Copart, Inc.* 14,028 465,730
1,445,896
Communications Equipment 1 .7%
Cisco Systems, Inc. 57,240 4,441,252
Construction & Engineering 0 .3%
Ferrovial SE 10,426 678,211
Consumer Staples Distribution & Retail 5 .9%
Costco Wholesale Corp. 6,432 6,409,038
Walmart, Inc. 70,824 8,802,007
15,211,045
Diversified Telecommunication Services 0 .6%
Comcast Corp., Class A 52,002 1,492,977
Electric Utilities 1 .5%
American Electric Power Co.,
Inc. 7,838 1,027,405
Constellation Energy Corp. 5,246 1,464,946
Exelon Corp. 14,823 726,623
Xcel Energy, Inc. 9,041 718,217
3,937,191
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 14,321 874,297
Entertainment 3 .2%
Electronic Arts, Inc. 3,627 739,436
Netflix, Inc.* 61,186 5,883,034
Take-Two Interactive Software,
Inc.* 2,683 529,893
Warner Bros Discovery, Inc.* 35,938 986,857
8,139,220
Common Stocks
Shares Value ($)
Financial Services 0 .2%
PayPal Holdings, Inc. 13,342 603,459
Food Products 0 .6%
Kraft Heinz Co. (The) 17,082 384,174
Mondelez International, Inc.,
Class A 18,576 1,070,721
1,454,895
Ground Transportation 0 .7%
CSX Corp. 26,948 1,106,215
Old Dominion Freight Line, Inc. 3,020 590,108
1,696,323
Health Care Equipment & Supplies 1 .5%
Dexcom, Inc.* 5,577 350,236
GE HealthCare Technologies,
Inc. 6,605 470,144
IDEXX Laboratories, Inc.* 1,154 648,421
Intuitive Surgical, Inc.* 5,146 2,372,254
3,841,055
Hotels, Restaurants & Leisure 2 .5%
Airbnb, Inc., Class A* 6,138 775,106
Booking Holdings, Inc. 459 1,932,537
DoorDash, Inc., Class A* 5,941 892,041
Marriott International, Inc.,
Class A 3,840 1,255,949
Starbucks Corp. 16,510 1,479,131
6,334,764
Industrial Conglomerates 0 .8%
Honeywell International, Inc. 9,212 2,082,188
Interactive Media & Services 10 .1%
Alphabet, Inc., Class A 30,561 8,788,121
Alphabet, Inc., Class C 28,545 8,188,419
Meta Platforms, Inc., Class A 15,482 8,857,717
25,834,257
IT Services 1 .0%
Cognizant Technology
Solutions Corp., Class A 6,931 425,217
Shopify, Inc., Class A* 17,767 2,107,521
2,532,738
Machinery 0 .3%
PACCAR, Inc. 7,621 880,226
Media 0 .2%
Charter Communications, Inc.,
Class A* 1,835 396,140
Oil, Gas & Consumable Fuels 0 .3%
Diamondback Energy, Inc. 4,088 808,566
Professional Services 1 .0%
Automatic Data Processing,
Inc. 5,835 1,185,556
Paychex, Inc. 5,202 479,208
Thomson Reuters Corp.(a) 6,446 580,011
Verisk Analytics, Inc., Class A 1,999 379,310
2,624,085
Real Estate Management & Development 0 .1%
CoStar Group, Inc.* 6,221 250,955
Semiconductors & Semiconductor Equipment 25 .7%
Advanced Micro Devices, Inc.* 23,627 4,806,441
Analog Devices, Inc. 7,075 2,250,841

136 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT NASDAQ-100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc. 11,501 3,930,927
ARM Holdings plc, ADR*(a) 2,016 304,981
ASML Holding NV
(Registered), ADR-NL 1,274 1,682,737
Broadcom, Inc. 24,888 7,703,085
Intel Corp.* 72,385 3,194,350
KLA Corp. 1,900 2,797,579
Lam Research Corp. 18,097 3,866,605
Marvell Technology, Inc. 12,625 1,250,506
Microchip Technology, Inc. 7,842 506,672
Micron Technology, Inc. 16,310 5,510,170
Monolithic Power Systems,
Inc. 712 778,465
NVIDIA Corp. 127,557 22,245,941
NXP Semiconductors NV 3,662 720,901
QUALCOMM, Inc. 15,462 1,991,196
Texas Instruments, Inc. 13,152 2,553,329
66,094,726
Software 13 .2%
Adobe, Inc.* 5,907 1,435,873
AppLovin Corp., Class A* 4,450 1,771,100
Atlassian Corp., Class A* 2,470 168,577
Autodesk, Inc.* 3,072 735,437
Cadence Design Systems,
Inc.* 4,001 1,111,758
Crowdstrike Holdings, Inc.,
Class A* 3,653 1,426,168
Datadog, Inc., Class A* 4,760 561,918
Fortinet, Inc.* 10,723 876,284
Intuit, Inc. 4,008 1,732,979
Microsoft Corp. 38,979 14,428,856
Palantir Technologies, Inc.,
Class A* 33,207 4,857,520
Palo Alto Networks, Inc.* 11,825 1,895,784
Roper Technologies, Inc. 1,492 527,959
Strategy, Inc., Class A* 4,552 568,090
Synopsys, Inc.* 2,776 1,100,628
Workday, Inc., Class A* 3,079 400,024
Zscaler, Inc.* 2,330 326,876
33,925,831
Specialty Retail 0 .8%
O'Reilly Automotive, Inc.* 12,151 1,121,659
Ross Stores, Inc. 4,687 1,015,345
2,137,004
Technology Hardware, Storage & Peripherals 8 .6%
Apple, Inc. 77,065 19,558,326
Seagate Technology Holdings
plc 3,160 1,237,962
Western Digital Corp. 4,913 1,328,917
22,125,205
Trading Companies & Distributors 0 .3%
Fastenal Co. 16,641 772,142
Wireless Telecommunication Services 1 .3%
T-Mobile US, Inc. 15,968 3,353,759
Total Common Stocks
(cost $260,684,626) 255,960,865
Repurchase Agreement 0 .2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $595,260,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$607,166.(b) 595,200 595,200
Total Repurchase Agreement
(cost $595,200) 595,200
Total Investments
(cost $261,279,826) — 99.8% 256,556,065
Other assets in excess of liabilities — 0.2% 476,827
NET ASSETS — 100.0%
$ 257,032,892
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $1,328,481, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $595,200 and by $729,158 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.38%, and maturity dates ranging from
4/30/2026 - 11/15/2055, a total value of $1,324,358.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $595,200.
ADR American Depositary Receipt
CN China
NL Netherlands

NVIT NASDAQ-100 Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 137
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 Micro E-Mini Index 17 6/2026 USD 813,110 2,005
Net contracts 2,005
Currency:
USD United States Dollar

138 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT NASDAQ-100 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT NASDAQ-100 Index Fund - March 31, 2026 (Unaudited) - Statement of Investments - 139
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 255,960,865 $ – $ – $ 255,960,865
Futures Contracts 2,005 – – 2,005
Repurchase Agreement – 595,200 – 595,200
Total $ 255,962,870 $ 595,200 $ – $ 256,558,070
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 2,005
Total $ 2,005
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT International Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 1
Common Stocks 98 .9%
Shares Value ($)
AUSTRALIA 3 .5%
Banks 0 .1%
Westpac Banking Corp. 16,264 446,791
Commercial Services & Supplies 0 .9%
Brambles Ltd. 252,754 3,949,516
Construction & Engineering 0 .2%
SRG Global Ltd. (a) 516,638 884,425
Insurance 0 .1%
QBE Insurance Group Ltd. 38,294 562,654
Interactive Media & Services 0 .2%
REA Group Ltd. (a) 7,610 842,846
Metals & Mining 1 .1%
Anglogold Ashanti plc (a) 9,390 914,210
BHP Group Ltd. 32,200 1,176,531
Catalyst Metals Ltd. * 157,775 714,750
Fortescue Ltd. 36,442 514,780
Regis Resources Ltd. 151,033 722,969
West African Resources Ltd. * 265,253 601,276
4,644,516
Passenger Airlines 0 .6%
Qantas Airways Ltd. 483,976 2,842,451
Professional Services 0 .1%
Computershare Ltd. 27,592 544,909
Software 0 .2%
Bravura Solutions Ltd. (a) 690,142 987,904
15,706,012
BELGIUM 0 .2%
Construction Materials 0 .1%
Titan America SA (a) 30,661 459,302
Diversified Telecommunication Services 0 .1%
Proximus SADP 67,606 549,153
1,008,455
BRAZIL 1 .6%
Oil, Gas & Consumable Fuels 1 .4%
Petroleo Brasileiro SA (Preference) 656,400 6,167,551
Water Utilities 0 .2%
Cia De Sanena Do Parana * 110,100 946,505
7,114,056
CANADA 8 .3%
Automobile Components 0 .9%
Magna International, Inc. (a) 75,385 4,210,093
Banks 0 .9%
Royal Bank of Canada 10,583 1,710,808
Toronto-Dominion Bank (The) 23,646 2,208,388
3,919,196
Broadline Retail 0 .3%
Dollarama, Inc. 9,834 1,206,929
Consumer Staples Distribution & Retail 0 .9%
Loblaw Cos. Ltd. 85,326 3,889,997
Diversified Telecommunication Services 0 .2%
Quebecor, Inc., Class B (a) 18,504 785,732
Electric Utilities 0 .6%
Hydro One Ltd. Reg. S (b) 60,122 2,482,934
Insurance 0 .7%
Fairfax Financial Holdings Ltd. (a) 1,039 1,770,370
Common Stocks
Shares Value ($)
CANADA
Insurance
iA Financial Corp., Inc. (a) 7,494 831,661
Manulife Financial Corp. 14,384 495,494
3,097,525
IT Services 0 .6%
Shopify, Inc., Class A * 23,354 2,771,053
Metals & Mining 2 .0%
Agnico Eagle Mines Ltd. 8,487 1,722,719
Barrick Mining Corp. (a) 137,991 5,639,269
Kinross Gold Corp. (a) 65,907 2,014,970
9,376,958
Oil, Gas & Consumable Fuels 0 .9%
Canadian Natural Resources Ltd.
(a) 19,635 957,826
Suncor Energy, Inc. (a) 54,395 3,597,788
4,555,614
Software 0 .3%
Constellation Software, Inc. 721 1,265,671
37,561,702
CHINA 7 .6%
Banks 0 .8%
BOC Hong Kong Holdings Ltd. 96,000 528,969
China Everbright Bank Co. Ltd.,
Class H (a) 2,572,000 998,384
Chongqing Rural Commercial
Bank Co. Ltd., Class H 1,556,000 1,365,958
Postal Savings Bank of China Co.
Ltd., Class H Reg. S (b) 1,264,000 796,126
3,689,437
Broadline Retail 1 .4%
Alibaba Group Holding Ltd. 188,200 2,962,741
Alibaba Group Holding Ltd., ADR
(a) 6,499 815,365
JD.com, Inc., Class A 71,307 1,051,803
PDD Holdings, Inc., ADR * 9,665 987,570
5,817,479
Capital Markets 0 .2%
CITIC Securities Co. Ltd., Class
H (a) 264,500 807,712
Electrical Equipment 0 .6%
Contemporary Amperex
Technology Co. Ltd., Class H (a) 31,800 2,512,480
Entertainment 0 .4%
NetEase, Inc. 76,500 1,702,088
Food Products 0 .2%
Uni-President China Holdings Ltd.
(a) 1,050,000 1,054,466
Hotels, Restaurants & Leisure 0 .1%
H World Group Ltd., ADR 10,697 537,952
Household Durables 0 .5%
Midea Group Co. Ltd., Class H 223,700 2,427,748
Industrial Conglomerates 0 .1%
CITIC Ltd. 417,000 633,868
Insurance 1 .3%
China Life Insurance Co. Ltd.,
Class H 153,000 488,873
People's Insurance Co. Group of
China Ltd. (The), Class H 3,091,000 2,150,520

2 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Insurance
Ping An Insurance Group Co. of
China Ltd., Class H (a) 404,500 3,154,444
5,793,837
Interactive Media & Services 1 .0%
Kuaishou Technology Reg. S (b) 142,300 838,058
Tencent Holdings Ltd. 60,200 3,800,541
4,638,599
Metals & Mining 0 .3%
Zijin Mining Group Co. Ltd., Class
H 314,000 1,426,613
Oil, Gas & Consumable Fuels 0 .5%
PetroChina Co. Ltd., Class H 1,796,000 2,439,857
Professional Services 0 .1%
Kanzhun Ltd., ADR 38,839 520,054
Specialty Retail 0 .1%
Pop Mart International Group Ltd.
Reg. S (a)(b) 25,400 476,794
34,478,984
DENMARK 0 .4%
Electrical Equipment 0 .3%
Vestas Wind Systems A/S 35,291 1,056,630
Independent Power and Renewable Electricity Producers 0 .1%
Orsted A/S Reg. S *(b) 25,419 622,348
1,678,978
FRANCE 6 .3%
Aerospace & Defense 0 .3%
Airbus SE 2,501 469,751
Thales SA 3,139 921,633
1,391,384
Banks 2 .6%
BNP Paribas SA 81,580 7,771,391
Societe Generale SA 47,891 3,496,814
11,268,205
Construction & Engineering 1 .2%
Vinci SA 36,360 5,445,545
Energy Equipment & Services 0 .1%
Viridien * 3,909 598,763
Gas Utilities 0 .1%
Rubis SCA 13,296 532,024
Oil, Gas & Consumable Fuels 1 .5%
Gaztransport Et Technigaz SA 5,937 1,383,617
TotalEnergies SE 57,966 5,352,189
6,735,806
Personal Care Products 0 .5%
L'Oreal SA 5,763 2,363,208
28,334,935
GERMANY 3 .9%
Automobiles 0 .9%
Mercedes-Benz Group AG 44,936 2,722,430
Volkswagen AG (Preference) 14,741 1,476,191
4,198,621
Capital Markets 0 .9%
Deutsche Bank AG (Registered) 138,723 4,059,311
Electrical Equipment 0 .3%
Siemens Energy AG 8,194 1,348,532
Common Stocks
Shares Value ($)
GERMANY
Hotels, Restaurants & Leisure 0 .3%
TUI AG (a) 202,132 1,532,975
IT Services 0 .2%
IONOS Group SE * 29,156 837,703
Machinery 1 .2%
GEA Group AG 74,088 5,235,828
Oil, Gas & Consumable Fuels 0 .1%
Friedrich Vorwerk Group SE (a) 6,164 501,361
17,714,331
HONG KONG 2 .4%
Food Products 1 .5%
WH Group Ltd. Reg. S (b) 4,732,000 6,235,285
Insurance 0 .8%
AIA Group Ltd. 53,800 604,381
Prudential plc 231,268 3,225,108
3,829,489
Real Estate Management & Development 0 .1%
Sun Hung Kai Properties Ltd. 33,500 567,788
10,632,562
HUNGARY 0 .1%
Banks 0 .1%
OTP Bank Nyrt. 4,667 503,233
INDIA 3 .9%
Automobiles 0 .1%
Tata Motors Passenger Vehicles
Ltd. 153,152 496,356
Banks 1 .8%
Bank of India 601,302 878,956
Canara Bank 886,379 1,197,487
HDFC Bank Ltd. 50,228 399,381
Indian Bank 133,376 1,199,514
South Indian Bank Ltd. (The) 3,052,617 1,118,167
State Bank of India 168,987 1,800,953
Union Bank of India Ltd. 489,612 881,001
7,475,459
Diversified Telecommunication Services 0 .3%
Indus Towers Ltd. * 326,542 1,448,116
Financial Services 0 .4%
LIC Housing Finance Ltd. 176,024 924,889
Power Finance Corp. Ltd. 222,318 921,075
1,845,964
Insurance 0 .2%
Life Insurance Corp. of India 104,023 823,666
IT Services 0 .4%
Infosys Ltd. 132,296 1,763,890
Metals & Mining 0 .3%
Vedanta Ltd. 214,969 1,527,079
Oil, Gas & Consumable Fuels 0 .1%
Reliance Industries Ltd. 24,214 350,873
Pharmaceuticals 0 .2%
Sun Pharmaceutical Industries Ltd. 59,757 1,125,238
Real Estate Management & Development 0 .1%
Oberoi Realty Ltd. 42,185 636,805
17,493,446

NVIT International Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
INDONESIA 0 .4%
Diversified Telecommunication Services 0 .2%
Telkom Indonesia Persero Tbk. PT 5,536,100 1,008,521
Food Products 0 .2%
Japfa Comfeed Indonesia Tbk. PT 6,468,100 902,256
1,910,777
IRELAND 0 .5%
Banks 0 .2%
AIB Group plc 91,013 968,007
Trading Companies & Distributors 0 .3%
AerCap Holdings NV 8,763 1,202,108
2,170,115
ISRAEL 0 .2%
Passenger Airlines 0 .2%
El Al Israel Airlines 197,448 862,506
ITALY 2 .6%
Aerospace & Defense 0 .7%
Leonardo SpA 45,085 3,028,272
Automobiles 0 .3%
Ferrari NV 3,714 1,251,879
Banks 1 .0%
Intesa Sanpaolo SpA 272,894 1,658,846
UniCredit SpA 43,792 3,155,540
4,814,386
Diversified Telecommunication Services 0 .2%
Telecom Italia SpA *(a) 1,307,684 915,941
Financial Services 0 .2%
Nexi SpA Reg. S (a)(b) 204,571 761,621
Leisure Products 0 .2%
Technogym SpA Reg. S (b) 49,277 998,645
11,770,744
JAPAN 13 .5%
Automobiles 1 .1%
Honda Motor Co. Ltd. (a) 421,200 3,409,438
Suzuki Motor Corp. 39,400 472,050
Toyota Motor Corp. 43,000 891,360
4,772,848
Banks 1 .0%
Mizuho Financial Group, Inc. 24,500 977,914
Sumitomo Mitsui Financial Group,
Inc. (a) 102,300 3,372,181
4,350,095
Beverages 0 .4%
Kirin Holdings Co. Ltd. 117,400 1,867,887
Chemicals 1 .4%
Asahi Kasei Corp. 401,600 3,888,803
Nissan Chemical Corp. (a) 36,700 1,408,149
Nitto Denko Corp. 26,200 524,185
Sumitomo Chemical Co. Ltd. (a) 245,200 791,313
6,612,450
Consumer Finance 0 .1%
Credit Saison Co. Ltd. (a) 24,600 637,195
Diversified Telecommunication Services 0 .8%
NTT, Inc. 3,780,600 3,753,489
Electric Utilities 0 .3%
Kyushu Electric Power Co., Inc. (a) 129,200 1,487,506
Common Stocks
Shares Value ($)
JAPAN
Electrical Equipment 0 .9%
Mitsubishi Electric Corp. 117,700 3,843,786
Financial Services 0 .4%
ORIX Corp. 54,600 1,635,814
Food Products 0 .3%
NH Foods Ltd. 13,100 579,797
Sakata Seed Corp. 23,100 632,326
1,212,123
Ground Transportation 0 .2%
Central Japan Railway Co. 26,600 688,809
Household Durables 0 .8%
Sony Group Corp. 173,100 3,570,420
Industrial Conglomerates 0 .6%
Hitachi Ltd. 95,400 2,788,124
Insurance 1 .4%
Japan Post Holdings Co. Ltd. 504,300 5,785,654
T&D Holdings, Inc. (a) 37,300 948,023
6,733,677
Leisure Products 0 .4%
Bandai Namco Holdings, Inc. 79,300 1,958,748
Machinery 0 .2%
Glory Ltd. (a) 29,000 738,215
Passenger Airlines 0 .5%
Japan Airlines Co. Ltd. (a) 145,000 2,359,158
Personal Care Products 0 .4%
Kao Corp. (a) 40,700 1,590,358
Pharmaceuticals 0 .2%
Chugai Pharmaceutical Co. Ltd. 18,000 995,910
Professional Services 0 .2%
Recruit Holdings Co. Ltd. 24,800 1,072,871
Real Estate Management & Development 0 .3%
Daiwa House Industry Co. Ltd. (a) 15,600 487,650
Mitsui Fudosan Co. Ltd. 78,900 835,121
1,322,771
Semiconductors & Semiconductor Equipment 0 .5%
Advantest Corp. 5,900 798,244
Tokyo Electron Ltd. 5,500 1,345,037
2,143,281
Specialty Retail 0 .3%
Fast Retailing Co. Ltd. 2,900 1,154,236
Technology Hardware, Storage & Peripherals 0 .7%
Canon, Inc. (a) 111,400 3,102,446
Wireless Telecommunication Services 0 .1%
SoftBank Corp. (a) 377,500 503,790
60,896,007
MALAYSIA 0 .4%
Consumer Staples Distribution & Retail 0 .1%
99 Speed Mart Retail Holdings
Bhd. 713,600 603,489
Electric Utilities 0 .3%
Tenaga Nasional Bhd. 336,800 1,162,186
1,765,675

4 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
MEXICO 0 .2%
Construction Materials 0 .2%
Cemex SAB de CV, ADR 69,686 797,208
NETHERLANDS 4 .1%
Consumer Staples Distribution & Retail 0 .9%
Koninklijke Ahold Delhaize NV 85,188 3,976,900
Financial Services 0 .5%
EXOR NV (a) 28,380 2,175,095
Hotels, Restaurants & Leisure 0 .1%
Basic-Fit NV Reg. S *(b) 15,174 522,567
Professional Services 0 .4%
Wolters Kluwer NV 22,678 1,696,545
Semiconductors & Semiconductor Equipment 2 .2%
ASM International NV 2,429 1,850,236
ASML Holding NV 6,255 8,279,348
10,129,584
18,500,691
PHILIPPINES 0 .4%
Transportation Infrastructure 0 .4%
International Container Terminal
Services, Inc. 175,950 2,017,795
POLAND 0 .6%
Electric Utilities 0 .6%
PGE Polska Grupa Energetyczna
SA * 599,074 1,738,572
Tauron Polska Energia SA * 390,134 1,086,745
2,825,317
PORTUGAL 0 .1%
Banks 0 .1%
Banco Comercial Portugues SA,
Class R 626,391 614,062
SAUDI ARABIA 0 .9%
Electric Utilities 0 .2%
Saudi Energy Co. 232,695 1,051,319
Electrical Equipment 0 .5%
Electrical Industries Co. 415,303 1,850,120
Wireless Telecommunication Services 0 .2%
Etihad Etisalat Co. 61,969 1,078,183
3,979,622
SINGAPORE 1 .0%
Banks 0 .4%
Oversea-Chinese Banking Corp.
Ltd. 34,700 597,637
United Overseas Bank Ltd. 43,000 1,236,750
1,834,387
Broadline Retail 0 .1%
Sea Ltd., ADR * 6,319 523,276
Capital Markets 0 .3%
Singapore Exchange Ltd. 89,900 1,379,414
Real Estate Management & Development 0 .2%
UOL Group Ltd. 116,500 887,392
4,624,469
SOUTH AFRICA 0 .8%
Financial Services 0 .1%
FirstRand Ltd. 102,455 523,688
Common Stocks
Shares Value ($)
SOUTH AFRICA
Metals & Mining 0 .7%
Gold Fields Ltd., ADR 43,602 1,979,530
Harmony Gold Mining Co. Ltd.,
ADR 77,664 1,193,696
3,173,226
3,696,914
SOUTH KOREA 5 .0%
Banks 0 .4%
Hana Financial Group, Inc. 17,966 1,272,824
KB Financial Group, Inc. 6,044 565,447
1,838,271
Electric Utilities 0 .5%
Korea Electric Power Corp. 78,607 2,159,180
Financial Services 0 .1%
Meritz Financial Group, Inc. * 8,354 618,714
Machinery 0 .4%
HD Hyundai Heavy Industries Co.
Ltd. 2,606 803,995
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 3,519 803,242
1,607,237
Oil, Gas & Consumable Fuels 0 .4%
HD Hyundai Co. Ltd. 11,349 1,786,577
Semiconductors & Semiconductor Equipment 0 .9%
SK hynix, Inc. 7,201 3,916,571
Technology Hardware, Storage & Peripherals 2 .3%
Samsung Electronics Co. Ltd. 94,857 10,655,290
22,581,840
SPAIN 1 .8%
Banks 1 .8%
Banco Bilbao Vizcaya Argentaria
SA (a) 108,554 2,369,334
Banco Santander SA 490,930 5,555,030
7,924,364
SWEDEN 1 .8%
Building Products 0 .7%
Assa Abloy AB, Class B 84,425 3,027,513
Commercial Services & Supplies 0 .1%
Loomis AB, Class B 13,744 622,162
Communications Equipment 0 .5%
Telefonaktiebolaget LM Ericsson,
ADR (a) 188,294 2,122,073
Electronic Equipment, Instruments & Components 0 .0%
†
Intellego Technologies AB *∞(a) 10,355 0
Hotels, Restaurants & Leisure 0 .2%
Betsson AB, Class B 75,465 808,755
Metals & Mining 0 .3%
Boliden AB * 27,120 1,439,560
8,020,063
SWITZERLAND 2 .2%
Capital Markets 0 .8%
Partners Group Holding AG (a) 2,358 2,533,350
UBS Group AG (Registered) 25,175 979,157
3,512,507

NVIT International Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
SWITZERLAND
Electrical Equipment 1 .4%
ABB Ltd. (Registered) 77,282 6,285,552
9,798,059
TAIWAN 6 .9%
Communications Equipment 0 .2%
Accton Technology Corp. 22,000 1,071,197
Electronic Equipment, Instruments & Components 1 .3%
Delta Electronics, Inc. 136,000 6,053,047
Financial Services 0 .1%
Yuanta Financial Holding Co. Ltd. 424,000 603,599
Semiconductors & Semiconductor Equipment 5 .1%
MediaTek, Inc. 103,000 4,987,372
Taiwan Semiconductor
Manufacturing Co. Ltd. 315,000 17,758,262
22,745,634
Technology Hardware, Storage & Peripherals 0 .2%
Asia Vital Components Co. Ltd. 13,000 839,903
31,313,380
THAILAND 0 .6%
Electronic Equipment, Instruments & Components 0 .2%
Delta Electronics Thailand PCL 119,700 972,003
Food Products 0 .4%
Charoen Pokphand Foods PCL 1,317,900 847,753
Thaifoods Group PCL, Class F 2,989,900 792,873
1,640,626
2,612,629
TURKEY 0 .2%
Banks 0 .1%
Turkiye Vakiflar Bankasi TAO,
Class D * 714,396 489,168
Diversified Telecommunication Services 0 .1%
Turk Telekomunikasyon A/S * 369,630 488,882
978,050
UNITED ARAB EMIRATES 0 .7%
Multi-Utilities 0 .1%
Dubai Electricity & Water Authority
PJSC 710,066 522,012
Real Estate Management & Development 0 .6%
Emaar Development PJSC 241,492 899,538
Emaar Properties PJSC 494,612 1,596,997
2,496,535
3,018,547
UNITED KINGDOM 9 .0%
Aerospace & Defense 0 .7%
Rolls-Royce Holdings plc 204,485 3,122,680
Banks 3 .3%
Barclays plc 447,901 2,360,191
HSBC Holdings plc 171,189 2,801,204
NatWest Group plc 738,652 5,480,836
Standard Chartered plc 199,514 4,143,474
14,785,705
Broadline Retail 0 .1%
Next plc 3,976 670,505
Capital Markets 0 .1%
London Stock Exchange Group plc 4,378 517,418
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance 1 .2%
Legal & General Group plc 1,584,289 5,221,617
Marine Transportation 0 .2%
Global Ship Lease, Inc., Class A 24,332 905,880
Media 0 .1%
4imprint Group plc 9,978 451,047
Passenger Airlines 0 .5%
International Consolidated Airlines
Group SA 471,207 2,252,042
Pharmaceuticals 1 .7%
AstraZeneca plc 39,081 7,707,555
Professional Services 0 .2%
RELX plc 25,493 840,484
Software 0 .3%
Sage Group plc (The) 115,895 1,294,396
Tobacco 0 .2%
Imperial Brands plc 20,386 829,699
Wireless Telecommunication Services 0 .4%
Vodafone Group plc 1,191,375 1,806,441
40,405,469
UNITED STATES 6 .8%
Biotechnology 0 .2%
BeOne Medicines Ltd., Class H * 38,200 865,877
Construction Materials 0 .2%
Titan SA 14,626 767,430
Entertainment 0 .4%
Spotify Technology SA * 3,608 1,749,555
Leisure Products 0 .1%
BRP, Inc. (a) 8,565 615,700
Oil, Gas & Consumable Fuels 0 .2%
Shell plc 19,314 901,902
Pharmaceuticals 5 .7%
GSK plc 311,353 8,538,811
Novartis AG (Registered) 78,568 11,928,943
Roche Holding AG 10,752 4,245,598
Sanofi SA 11,669 1,125,543
25,838,895
30,739,359
Total Common Stocks
(cost $388,442,628) 446,050,356
Rights 0 .0%
†
Number of
Rights
ITALY 0 .0%
†
Diversified Telecommunication Services 0 .0%
†
Telecom Italia SpA, expiring
04/01/26*∞ 1,307,684 13
Total Rights
(cost $0) 13

6 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Equity Fund
Warrants 0 .0%
†
Number of
Warrants Value ($)
CANADA 0 .0%
†
Software 0 .0%
†
Constellation Software, Inc.,
expiring at an exercise price of
$0.00 on 03/31/40*^∞ 723 0
Total Warrants
(cost $0) 0
Repurchase Agreements 2 .9%
Principal
Amount ($)
BNP Paribas Securities Corp.,
3.65%, dated 3/31/2026, due
4/1/2026, repurchase price
$7,000,710, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
4/30/2026 - 11/15/2052; total
market value $7,140,001.(c) 7,000,000 7,000,000
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026, due
4/1/2026, repurchase price
$100,010, collateralized by
U.S. Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $102,000.(c) 100,000 100,000
CF Secured, LLC, 3.65%, dated
3/31/2026, due 4/1/2026,
repurchase price $941,133,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
7/28/2026 - 11/20/2075; total
market value $959,956.(c) 941,037 941,037
Citi Global Market, Inc., 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$1,000,102, collateralized by
U.S. Government Treasury
Securities, ranging from
1.25% - 4.38%, maturing
11/30/2030 - 5/15/2035; total
market value $1,020,000.(c) 1,000,000 1,000,000
MetLife, Inc., 3.66%, dated
3/31/2026, due 4/1/2026,
repurchase price $1,000,102,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047; total
market value $1,020,512.(c) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 3.64%, dated
3/31/2026, due 4/1/2026,
repurchase price $3,000,303,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
4/1/2026 - 1/20/2076; total
market value $3,060,000.(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $13,041,037) 13,041,037
Total Investments
(cost $401,483,665) — 101.8% 459,091,406
Liabilities in excess of other assets — (1.8)% (7,930,971)
NET ASSETS — 100.0%
$451,160,435
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $35,636,418, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $13,041,037 and by $25,964,925 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.38%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$39,005,962.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $13,734,378 which represents 3.04% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $13,041,037.

NVIT International Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 7
ADR American Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.

8 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT International Equity Fund - March 31, 2026 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 7,542,336 $ – $ 7,542,336
Automobile Components 4,210,093 – – 4,210,093
Automobiles – 10,719,704 – 10,719,704
Banks 3,919,196 61,001,569 – 64,920,765
Beverages – 1,867,887 – 1,867,887
Biotechnology – 865,877 – 865,877
Broadline Retail 3,533,140 4,685,050 – 8,218,190
Building Products – 3,027,513 – 3,027,513
Capital Markets – 10,276,361 – 10,276,361
Chemicals – 6,612,449 – 6,612,449
Commercial Services & Supplies – 4,571,677 – 4,571,677
Communications Equipment 2,122,073 1,071,197 – 3,193,270
Construction & Engineering – 6,329,970 – 6,329,970
Construction Materials 1,256,510 767,430 – 2,023,940
Consumer Finance – 637,195 – 637,195
Consumer Staples Distribution & Retail 3,889,997 4,580,389 – 8,470,386
Diversified Telecommunication Services 785,732 8,164,103 – 8,949,835
Electric Utilities 2,482,933 8,685,508 – 11,168,441
Electrical Equipment – 16,897,101 – 16,897,101
Electronic Equipment, Instruments &
Components – 7,025,050 – 7,025,050
Energy Equipment & Services – 598,763 – 598,763
Entertainment 1,749,556 1,702,088 – 3,451,644
Financial Services – 8,164,494 – 8,164,494
Food Products – 11,044,756 – 11,044,756
Gas Utilities – 532,024 – 532,024
Ground Transportation – 688,809 – 688,809
Hotels, Restaurants & Leisure 537,952 2,864,297 – 3,402,249
Household Durables – 5,998,168 – 5,998,168
Independent Power and Renewable
Electricity Producers – 622,348 – 622,348
Industrial Conglomerates – 3,421,992 – 3,421,992
Insurance 3,097,526 22,964,938 – 26,062,464
Interactive Media & Services – 5,481,445 – 5,481,445
IT Services 2,771,052 2,601,593 – 5,372,645
Leisure Products 615,700 2,957,393 – 3,573,093
Machinery – 7,581,281 – 7,581,281
Marine Transportation 905,880 – – 905,880
Media – 451,047 – 451,047
Metals & Mining 13,464,395 8,123,558 – 21,587,953
Multi-Utilities – 522,012 – 522,012
Oil, Gas & Consumable Fuels 10,723,165 12,716,376 – 23,439,541
Passenger Airlines – 8,316,157 – 8,316,157
Personal Care Products – 3,953,566 – 3,953,566
Pharmaceuticals 7,707,555 27,960,043 – 35,667,598
Professional Services 520,054 4,154,809 – 4,674,863
Real Estate Management & Development – 5,911,292 – 5,911,292
Semiconductors & Semiconductor
Equipment – 38,935,071 – 38,935,071
Software 1,265,671 2,282,300 – 3,547,971
Specialty Retail – 1,631,030 – 1,631,030
Technology Hardware, Storage &
Peripherals – 14,597,639 – 14,597,639
Tobacco – 829,699 – 829,699
Trading Companies & Distributors 1,202,108 – – 1,202,108
Transportation Infrastructure – 2,017,795 – 2,017,795
Water Utilities 946,505 – – 946,505
Wireless Telecommunication Services – 3,388,414 – 3,388,414
Total Common Stocks $ 67,706,793 $ 378,343,563 $ – $ 446,050,356

10 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT International Equity Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 13,041,037 $ – $ 13,041,037
Rights – 13 – 13
Warrants – – – –
Total $ 67,706,793 $ 391,384,613 $ – $ 459,091,406
As of March 31, 2026, the Fund held one warrant investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Putnam International Value Fund - March 31, 2026 (Unaudited) - Statement of Investments - 11
Common Stocks 97 .3%
Shares Value ($)
AUSTRALIA 8 .5%
Banks 1 .5%
ANZ Group Holdings Ltd. 173,839 4,370,016
Diversified REITs 0 .6%
Mirvac Group 1,370,282 1,689,355
Diversified Telecommunication Services 1 .3%
Telstra Group Ltd. 1,087,735 4,006,177
Insurance 1 .9%
QBE Insurance Group Ltd. 398,956 5,861,867
Metals & Mining 2 .0%
Glencore plc 802,412 6,114,381
Passenger Airlines 1 .2%
Qantas Airways Ltd. 616,576 3,621,227
25,663,023
CANADA 2 .5%
Oil, Gas & Consumable Fuels 2 .5%
Cenovus Energy, Inc. (a) 288,200 7,648,871
DENMARK 2 .1%
Beverages 1 .3%
Carlsberg A/S, Class B 33,097 4,129,680
Pharmaceuticals 0 .8%
Novo Nordisk A/S, Class B 61,428 2,263,571
6,393,251
FRANCE 10 .1%
Aerospace & Defense 2 .2%
Airbus SE 16,724 3,141,191
Thales SA 11,579 3,399,679
6,540,870
Banks 2 .8%
BNP Paribas SA 88,494 8,430,026
Building Products 1 .0%
Cie de Saint-Gobain SA 37,711 3,103,436
Insurance 2 .2%
AXA SA 145,575 6,673,983
Machinery 1 .9%
Alstom SA * 199,177 5,675,373
30,423,688
GERMANY 8 .9%
Air Freight & Logistics 1 .0%
Deutsche Post AG 56,573 2,917,537
Chemicals 0 .5%
LANXESS AG (a) 68,813 1,494,915
Diversified Telecommunication Services 1 .6%
Deutsche Telekom AG
(Registered) 134,504 4,959,707
Industrial Conglomerates 1 .4%
Siemens AG (Registered) 17,800 4,221,988
Insurance 1 .8%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 8,593 5,352,832
Multi-Utilities 1 .4%
E.ON SE 195,762 4,278,726
Common Stocks
Shares Value ($)
GERMANY
Pharmaceuticals 1 .2%
Bayer AG (Registered) 81,817 3,719,487
26,945,192
HONG KONG 1 .2%
Insurance 1 .2%
Prudential plc 261,191 3,642,394
IRELAND 2 .9%
Banks 2 .0%
AIB Group plc 575,076 6,116,463
Household Durables 0 .9%
Cairn Homes plc 1,047,531 2,563,404
8,679,867
ITALY 1 .9%
Electric Utilities 1 .9%
Enel SpA 530,200 5,772,214
JAPAN 19 .5%
Banks 6 .9%
Mitsubishi UFJ Financial Group,
Inc. 598,100 10,105,298
Resona Holdings, Inc. 311,400 3,464,937
Sumitomo Mitsui Financial Group,
Inc. (a) 211,800 6,981,700
20,551,935
Beverages 0 .7%
Asahi Group Holdings Ltd. 222,000 2,227,985
Broadline Retail 0 .4%
Pan Pacific International Holdings
Corp. 208,400 1,278,372
Consumer Staples Distribution & Retail 0 .8%
MatsukiyoCocokara & Co. (a) 151,500 2,421,036
Food Products 1 .0%
Yamazaki Baking Co. Ltd. 128,500 2,877,508
Health Care Equipment & Supplies 1 .9%
Hoya Corp. 32,800 5,657,867
Household Durables 0 .9%
Sony Group Corp. 126,500 2,609,233
Machinery 0 .7%
MINEBEA MITSUMI, Inc. (a) 130,300 2,137,408
Textiles, Apparel & Luxury Goods 1 .3%
Asics Corp. (a) 150,900 4,012,620
Trading Companies & Distributors 4 .1%
ITOCHU Corp. (a) 276,100 3,509,345
Mitsubishi Corp. (a) 256,700 8,815,388
12,324,733
Wireless Telecommunication Services 0 .8%
KDDI Corp. (a) 147,000 2,517,361
58,616,058
NETHERLANDS 5 .8%
Banks 3 .4%
ING Groep NV 390,044 10,191,571
Biotechnology 0 .7%
Argenx SE * 2,945 2,145,758

12 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Putnam International Value Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Insurance 1 .7%
ASR Nederland NV 75,241 5,183,504
17,520,833
RUSSIA 0 .0%
†
Oil, Gas & Consumable Fuels 0 .0%
†
LUKOIL PJSC *^∞ 10,847 0
SINGAPORE 1 .2%
Semiconductors & Semiconductor Equipment 1 .2%
STMicroelectronics NV (a) 105,784 3,631,435
SOUTH AFRICA 0 .7%
Metals & Mining 0 .7%
Anglo American plc 38,058 1,616,883
Valterra Platinum Ltd. 4,520 373,658
1,990,541
SPAIN 3 .1%
Banks 2 .1%
CaixaBank SA 547,683 6,571,316
Specialty Retail 1 .0%
Industria de Diseno Textil SA 49,911 2,869,683
9,440,999
SWITZERLAND 2 .2%
Capital Markets 1 .0%
Partners Group Holding AG (a) 2,812 3,021,111
Electrical Equipment 1 .2%
ABB Ltd. (Registered) 43,519 3,539,517
6,560,628
UNITED KINGDOM 15 .5%
Banks 6 .7%
Barclays plc 1,644,881 8,667,616
HSBC Holdings plc 700,657 11,465,007
20,132,623
Capital Markets 0 .8%
London Stock Exchange Group plc 21,449 2,534,969
Consumer Staples Distribution & Retail 1 .6%
Tesco plc 740,863 4,671,389
Hotels, Restaurants & Leisure 0 .6%
Compass Group plc 60,434 1,679,082
Industrial REITs 0 .8%
Segro plc 276,404 2,403,701
Personal Care Products 1 .6%
Unilever plc 84,951 4,787,538
Pharmaceuticals 1 .1%
AstraZeneca plc 16,328 3,189,153
Tobacco 1 .3%
Imperial Brands plc 95,062 3,868,970
Wireless Telecommunication Services 1 .0%
Vodafone Group plc 2,022,015 3,065,911
46,333,336
UNITED STATES 11 .2%
Automobiles 0 .3%
Stellantis NV (a) 140,221 999,096
Construction Materials 1 .9%
CRH plc 54,745 5,691,700
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels 5 .6%
Shell plc 364,250 17,009,313
Pharmaceuticals 1 .8%
Sanofi SA 55,560 5,359,083
Trading Companies & Distributors 1 .6%
Ferguson Enterprises, Inc. 12,953 3,039,704
Sunbelt Rentals Holdings, Inc. 26,038 1,662,743
4,702,447
33,761,639
Total Common Stocks
(cost $216,269,375) 293,023,969
Short-Term Investments 0 .5%
U.S. Treasury Obligations 0 .5%
Financial Services 0 .5%
U.S. Treasury Bills(b)
3.69%, 04/23/26 380,000 379,157
3.60%, 07/16/26 1,180,000 1,167,531
1,546,688
Total Short-Term Investment
(cost $1,546,805) 1,546,688
Repurchase Agreements 5 .3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.68%, dated 3/31/2026, due
4/1/2026, repurchase price
$6,000,613, collateralized
by U.S. Government Agency
Securities, ranging from
1.10% - 8.50%, maturing
6/1/2026 - 1/20/2076; total
market value $6,120,000.(c) 6,000,000 6,000,000
CF Secured, LLC, 3.65%, dated
3/31/2026, due 4/1/2026,
repurchase price $1,123,364,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
7/28/2026 - 11/20/2075; total
market value $1,145,831.(c) 1,123,250 1,123,250
Citi Global Market, Inc., 3.66%,
dated 3/31/2026, due
4/1/2026, repurchase price
$1,000,102, collateralized by
U.S. Government Treasury
Securities, ranging from
1.25% - 4.38%, maturing
11/30/2030 - 5/15/2035; total
market value $1,020,000.(c) 1,000,000 1,000,000

NVIT Putnam International Value Fund - March 31, 2026 (Unaudited) - Statement of Investments - 13
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 3.64%, dated
3/31/2026, due 4/1/2026,
repurchase price $8,000,809,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
4/1/2026 - 1/20/2076; total
market value $8,160,001.(c) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $16,123,250) 16,123,250
Total Investments
(cost $233,939,430) — 103.1% 310,693,907
Liabilities in excess of other assets — (3.1)% (9,322,817)
NET ASSETS — 100.0%
$301,371,090
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $30,679,961, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $16,123,250 and by $15,066,758 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 4/16/2026 - 2/15/2055, a total value of
$31,190,008.
(b) Security or a portion of the security was used to cover the margin requirement for Forward Foreign Currency contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $16,123,250.
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of March 31, 2026:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 113,800 USD 76,028 Goldman Sachs International 4/15/2026 2,476
AUD 3,862,700 USD 2,595,738 Morgan Stanley Co., Inc. 4/15/2026 68,885
AUD 2,420,200 USD 1,627,077 Toronto Dominion Bank 4/15/2026 42,460
USD 6,974,106 CAD 9,622,500 Goldman Sachs International 4/15/2026 52,930
USD 865,652 CAD 1,182,000 Westpac Banking Corp. 4/15/2026 15,475
CNH 5,641,200 USD 818,485 Morgan Stanley Co., Inc.
**
5/13/2026 3,077
USD 376,977 HKD 2,937,300 Goldman Sachs International 5/13/2026 1,495
USD 5,159,879 JPY 803,117,100 Goldman Sachs International 5/13/2026 80,347
USD 2,439,480 JPY 380,921,100 Morgan Stanley Co., Inc. 5/13/2026 30,241
USD 1,601,385 JPY 249,294,000 Toronto Dominion Bank 5/13/2026 24,657
USD 1,959,108 JPY 304,939,100 Westpac Banking Corp. 5/13/2026 30,438
USD 636,352 KRW 927,865,000 Goldman Sachs International
**
5/13/2026 29,826
USD 737,955 KRW 1,076,012,700 Toronto Dominion Bank
**
5/13/2026 34,588
USD 329,745 SGD 416,600 Toronto Dominion Bank 5/13/2026 4,736
DKK 6,328,500 USD 974,395 Goldman Sachs International 6/17/2026 8,664
EUR 684,200 USD 787,063 Goldman Sachs International 6/17/2026 6,552
EUR 6,353,400 USD 7,343,217 Morgan Stanley Co., Inc. 6/17/2026 26,195
NOK 2,308,300 USD 238,149 State Street Bank and Trust Co. 6/17/2026 87
USD 1,464,139 CHF 1,141,900 State Street Bank and Trust Co. 6/17/2026 23,985
USD 1,813,584 CHF 1,416,600 Westpac Banking Corp. 6/17/2026 26,981
USD 1,419 CZK 30,100 Morgan Stanley Co., Inc. 6/17/2026 –
USD 20,034,124 GBP 15,134,600 Goldman Sachs International 6/17/2026 6,597
USD 12,076,951 GBP 9,063,500 Morgan Stanley Co., Inc. 6/17/2026 83,275
USD 1,000,366 SEK 9,291,000 Goldman Sachs International 6/17/2026 15,108
USD 557,543 SEK 5,226,600 Westpac Banking Corp. 6/17/2026 3,293
Total unrealized appreciation 622,368
AUD 1,225,800 USD 866,462 Goldman Sachs International 4/15/2026 (20,863)
AUD 506,900 USD 356,389 Morgan Stanley Co., Inc. 4/15/2026 (6,712)
CAD 244,200 USD 177,830 Morgan Stanley Co., Inc. 4/15/2026 (2,185)
CAD 633,300 USD 459,537 State Street Bank and Trust Co. 4/15/2026 (4,024)
ILS 2,404,700 USD 766,109 Goldman Sachs International 4/15/2026 (796)
ILS 9,408,200 USD 2,998,582 Morgan Stanley Co., Inc. 4/15/2026 (4,357)
NZD 827,300 USD 475,940 Westpac Banking Corp. 4/15/2026 (322)
USD 4,237,462 AUD 6,305,400 State Street Bank and Trust Co. 4/15/2026 (112,219)
USD 188,811 AUD 282,600 Westpac Banking Corp. 4/15/2026 (6,136)
HKD 9,451,900 USD 1,212,985 Morgan Stanley Co., Inc. 5/13/2026 (4,726)
HKD 11,145,600 USD 1,430,495 State Street Bank and Trust Co. 5/13/2026 (5,726)
HKD 32,884,600 USD 4,220,498 Westpac Banking Corp. 5/13/2026 (16,782)

14 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Putnam International Value Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
JPY 3,281,777,200 USD 21,073,131 Morgan Stanley Co., Inc. 5/13/2026 (316,641)
JPY 171,639,600 USD 1,102,692 State Street Bank and Trust Co. 5/13/2026 (17,111)
JPY 132,709,400 USD 856,384 Westpac Banking Corp. 5/13/2026 (17,027)
KRW 2,001,028,900 USD 1,372,482 Morgan Stanley Co., Inc.
**
5/13/2026 (64,451)
SGD 1,839,800 USD 1,456,419 Goldman Sachs International 5/13/2026 (21,107)
SGD 132,600 USD 104,971 State Street Bank and Trust Co. 5/13/2026 (1,524)
SGD 5,182,400 USD 4,102,467 Westpac Banking Corp. 5/13/2026 (59,437)
USD 725,492 CNH 5,000,500 Goldman Sachs International
**
5/13/2026 (2,760)
USD 845,549 JPY 133,979,000 Westpac Banking Corp. 5/13/2026 (1,838)
CHF 15,068,300 USD 19,270,897 Goldman Sachs International 6/17/2026 (266,900)
CHF 2,111,900 USD 2,707,887 Morgan Stanley Co., Inc. 6/17/2026 (44,380)
EUR 113,100 USD 131,289 Morgan Stanley Co., Inc. 6/17/2026 (103)
GBP 2,981,500 USD 3,968,102 Goldman Sachs International 6/17/2026 (22,701)
GBP 2,338,900 USD 3,125,242 Morgan Stanley Co., Inc. 6/17/2026 (30,189)
GBP 1,600,300 USD 2,128,445 State Street Bank and Trust Co. 6/17/2026 (10,778)
GBP 597,300 USD 794,427 Toronto Dominion Bank 6/17/2026 (4,023)
GBP 1,001,000 USD 1,325,091 Westpac Banking Corp. 6/17/2026 (473)
NOK 23,237,900 USD 2,402,035 Morgan Stanley Co., Inc. 6/17/2026 (3,695)
SEK 24,372,600 USD 2,599,966 Goldman Sachs International 6/17/2026 (15,391)
SEK 63,796,400 USD 6,860,786 Morgan Stanley Co., Inc. 6/17/2026 (95,542)
SEK 4,036,000 USD 433,456 State Street Bank and Trust Co. 6/17/2026 (5,462)
SEK 8,386,200 USD 900,701 Toronto Dominion Bank 6/17/2026 (11,392)
USD 5,330,043 DKK 34,407,400 Morgan Stanley Co., Inc. 6/17/2026 (14,748)
USD 1,048,767 EUR 905,600 Goldman Sachs International 6/17/2026 (1,653)
USD 3,090,027 EUR 2,669,800 Morgan Stanley Co., Inc. 6/17/2026 (6,719)
USD 4,168,327 EUR 3,613,800 State Street Bank and Trust Co. 6/17/2026 (23,380)
USD 6,034,163 EUR 5,249,600 Westpac Banking Corp. 6/17/2026 (54,935)
Total unrealized depreciation (1,299,208)
Net unrealized depreciation (676,840)
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CNH Chinese Yuan Renminbi
CHF Swiss franc
CZK Czech koruna
DKK Danish krone
EUR Euro
GBP British pound
HKD Hong Kong dollar
ILS Israeli shekel
JPY Japanese yen
KRW South Korean won
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
SGD Singapore dollar
USD United States dollar

NVIT Putnam International Value Fund - March 31, 2026 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Putnam International Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 6,540,870 $ – $ 6,540,870
Air Freight & Logistics – 2,917,537 – 2,917,537
Automobiles – 999,096 – 999,096
Banks – 76,363,949 – 76,363,949
Beverages – 6,357,664 – 6,357,664
Biotechnology – 2,145,758 – 2,145,758
Broadline Retail – 1,278,372 – 1,278,372
Building Products – 3,103,436 – 3,103,436
Capital Markets – 5,556,080 – 5,556,080
Chemicals – 1,494,915 – 1,494,915
Construction Materials – 5,691,700 – 5,691,700
Consumer Staples Distribution & Retail – 7,092,425 – 7,092,425
Diversified REITs – 1,689,355 – 1,689,355
Diversified Telecommunication Services – 8,965,885 – 8,965,885
Electric Utilities – 5,772,214 – 5,772,214
Electrical Equipment – 3,539,517 – 3,539,517
Food Products – 2,877,508 – 2,877,508
Health Care Equipment & Supplies – 5,657,867 – 5,657,867
Hotels, Restaurants & Leisure – 1,679,082 – 1,679,082
Household Durables – 5,172,637 – 5,172,637
Industrial Conglomerates – 4,221,988 – 4,221,988
Industrial REITs – 2,403,701 – 2,403,701
Insurance – 26,714,579 – 26,714,579
Machinery – 7,812,781 – 7,812,781
Metals & Mining – 8,104,922 – 8,104,922
Multi-Utilities – 4,278,726 – 4,278,726
Oil, Gas & Consumable Fuels 7,648,871 17,009,312 – 24,658,183
Passenger Airlines – 3,621,227 – 3,621,227
Personal Care Products – 4,787,538 – 4,787,538
Pharmaceuticals – 14,531,295 – 14,531,295
Semiconductors & Semiconductor
Equipment – 3,631,435 – 3,631,435
Specialty Retail – 2,869,683 – 2,869,683
Textiles, Apparel & Luxury Goods – 4,012,620 – 4,012,620
Tobacco – 3,868,970 – 3,868,970
Trading Companies & Distributors – 17,027,182 – 17,027,182
Wireless Telecommunication Services – 5,583,272 – 5,583,272
Total Common Stocks $ 7,648,871 $ 285,375,098 $ – $ 293,023,969
Forward Foreign Currency Contracts – 622,368 – 622,368
Repurchase Agreements – 16,123,250 – 16,123,250
Short-Term Investments – 1,546,688 – 1,546,688
Total Assets $ 7,648,871 $ 303,667,404 $ – $ 311,316,275
Liabilities:
Forward Foreign Currency Contracts $ – $ (1,299,208) $ – $ (1,299,208)
Total Liabilities $ – $ (1,299,208) $ – $ (1,299,208)
Total $ 7,648,871 $ 302,368,196 $ – $ 310,017,067
As of March 31, 2026, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT Putnam International Value Fund - March 31, 2026 (Unaudited) - Statement of Investments - 17
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 622,368
Total $ 622,368
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (1,299,208)
Total $ (1,299,208)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Fidelity Institutional AM
®
Emerging Markets Fund
Common Stocks 99 .5%
Shares Value ($)
AUSTRALIA 2 .1%
Metals & Mining 2 .1%
Anglogold Ashanti plc 110,400 10,748,544
BRAZIL 2 .4%
Banks 1 .1%
Itau Unibanco Holding SA
(Preference) 679,172 5,701,014
Metals & Mining 1 .3%
Vale SA, Class B, ADR 394,600 6,278,086
11,979,100
CHILE 1 .0%
Metals & Mining 1 .0%
Antofagasta plc 108,900 4,844,612
CHINA 26 .4%
Automobiles 2 .2%
BYD Co. Ltd., Class H 812,900 11,145,210
Banks 2 .3%
China Construction Bank Corp.,
Class H 10,807,000 11,737,449
Broadline Retail 2 .2%
Alibaba Group Holding Ltd., ADR 48,000 6,022,080
PDD Holdings, Inc., ADR * 52,000 5,313,360
11,335,440
Electrical Equipment 1 .7%
Contemporary Amperex
Technology Co. Ltd., Class A 146,023 8,558,907
Household Durables 1 .1%
Haier Smart Home Co. Ltd., Class
A 1,824,995 5,683,253
Insurance 2 .8%
China Life Insurance Co. Ltd.,
Class H 3,000,000 9,585,736
PICC Property & Casualty Co.
Ltd., Class H 2,402,000 4,426,068
14,011,804
Interactive Media & Services 5 .5%
Tencent Holdings Ltd. 448,100 28,289,406
Life Sciences Tools & Services 1 .2%
WuXi AppTec Co. Ltd., Class H
Reg. S (a) 400,700 6,059,519
Machinery 3 .0%
Sany Heavy Industry Co. Ltd.,
Class A 1,739,200 4,893,129
Shenzhen Inovance Technology
Co. Ltd., Class A 1,073,100 10,509,125
15,402,254
Metals & Mining 1 .5%
Zijin Mining Group Co. Ltd., Class
A 1,552,900 7,585,571
Oil, Gas & Consumable Fuels 1 .5%
China Petroleum & Chemical
Corp., Class H 13,168,000 7,569,876
Pharmaceuticals 1 .4%
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (a) 1,506,000 6,851,493
134,230,182
Common Stocks
Shares Value ($)
GREECE 3 .2%
Banks 3 .2%
Eurobank SA 1,631,400 6,550,406
National Bank of Greece SA 626,400 9,708,646
16,259,052
HUNGARY 2 .6%
Banks 1 .5%
OTP Bank Nyrt. 67,300 7,256,825
Pharmaceuticals 1 .1%
Richter Gedeon Nyrt. 163,200 5,831,432
13,088,257
INDIA 7 .5%
Banks 3 .0%
ICICI Bank Ltd. 458,200 5,965,025
State Bank of India 888,000 9,463,722
15,428,747
Construction & Engineering 2 .1%
Larsen & Toubro Ltd. 292,200 10,895,174
Construction Materials 0 .9%
JK Cement Ltd. 79,600 4,391,656
IT Services 1 .5%
Tata Consultancy Services Ltd. 297,100 7,521,411
38,236,988
INDONESIA 1 .7%
Banks 1 .7%
Bank Central Asia Tbk. PT 23,207,500 8,878,874
JAPAN 1 .4%
Machinery 1 .4%
Komatsu Ltd. 178,216 6,995,858
MALAYSIA 1 .5%
Banks 1 .5%
CIMB Group Holdings Bhd. 4,020,200 7,536,643
MEXICO 6 .3%
Banks 1 .7%
Grupo Financiero Banorte SAB de
CV, Class O 272,600 3,023,346
Regional SAB de CV 666,300 5,725,429
8,748,775
Beverages 1 .1%
Fomento Economico Mexicano
SAB de CV, ADR 49,000 5,441,940
Consumer Staples Distribution & Retail 1 .1%
Wal-Mart de Mexico SAB de CV 1,657,700 5,382,924
Wireless Telecommunication Services 2 .4%
America Movil SAB de CV, ADR 476,800 12,148,863
31,722,502
PERU 2 .7%
Banks 2 .7%
Credicorp Ltd. 40,600 13,770,708
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC
(Preference) *^∞ 533,346 0
T-Tekhnologii MKPAO, GDR Reg.
S *^∞ 24,424 0
0

NVIT Fidelity Institutional AM
®
Emerging Markets Fund - March 31, 2026 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
RUSSIA
Consumer Staples Distribution & Retail 0 .0%
†
Magnit PJSC *^∞ 32,259 0
Oil, Gas & Consumable Fuels 0 .0%
†
Gazprom PJSC *^∞ 1,425,666 0
0
SAUDI ARABIA 3 .3%
Banks 1 .6%
Al Rajhi Bank 283,300 8,067,927
Oil, Gas & Consumable Fuels 1 .7%
Saudi Arabian Oil Co. Reg. S (a) 1,206,400 8,796,684
16,864,611
SOUTH AFRICA 3 .5%
Financial Services 0 .9%
FirstRand Ltd. 939,900 4,804,200
Metals & Mining 1 .0%
Impala Platinum Holdings Ltd. 359,400 5,281,947
Wireless Telecommunication Services 1 .6%
MTN Group Ltd. 682,320 7,917,270
18,003,417
SOUTH KOREA 10 .8%
Aerospace & Defense 1 .7%
Korea Aerospace Industries Ltd. 80,950 8,754,755
Automobile Components 1 .0%
Hyundai Mobis Co. Ltd. 19,070 4,904,247
Technology Hardware, Storage & Peripherals 8 .1%
Samsung Electronics Co. Ltd. 366,250 41,140,877
54,799,879
TAIWAN 18 .3%
Electronic Equipment, Instruments & Components 2 .9%
Delta Electronics, Inc. 173,000 7,699,832
Yageo Corp. 906,000 7,229,230
14,929,062
Machinery 0 .9%
Hiwin Technologies Corp. 619,000 4,518,412
Semiconductors & Semiconductor Equipment 13 .7%
eMemory Technology, Inc. 38,000 3,306,157
MediaTek, Inc. 338,000 16,366,327
Taiwan Semiconductor
Manufacturing Co. Ltd. 890,000 50,174,139
69,846,623
Textiles, Apparel & Luxury Goods 0 .8%
Eclat Textile Co. Ltd. 377,000 3,947,661
93,241,758
TURKEY 1 .9%
Banks 0 .9%
Yapi ve Kredi Bankasi A/S * 5,963,000 4,524,812
Electrical Equipment 1 .0%
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S, Class B 1,093,600 4,885,211
9,410,023
Common Stocks
Shares Value ($)
UNITED ARAB EMIRATES 1 .6%
Oil, Gas & Consumable Fuels 1 .6%
Adnoc Gas plc 9,067,600 7,931,780
UNITED STATES 1 .3%
Energy Equipment & Services 1 .3%
Tenaris SA, ADR 109,900 6,393,982
Total Common Stocks
(cost $445,527,333) 504,936,770
Total Investments
(cost $445,527,333) — 99.5% 504,936,770
Other assets in excess of liabilities — 0.5% 2,546,190
NET ASSETS — 100.0%
$507,482,960
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $21,707,696 which represents 4.28% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.

20 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Fidelity Institutional AM
®
Emerging Markets Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Fidelity Institutional AM
®
Emerging Markets Fund - March 31, 2026 (Unaudited) - Statement of Investments - 21
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 8,754,755 $ – $ 8,754,755
Automobile Components – 4,904,247 – 4,904,247
Automobiles – 11,145,210 – 11,145,210
Banks 28,220,497 79,690,328 – 107,910,825
Beverages 5,441,940 – – 5,441,940
Broadline Retail 11,335,440 – – 11,335,440
Construction & Engineering – 10,895,174 – 10,895,174
Construction Materials – 4,391,656 – 4,391,656
Consumer Staples Distribution & Retail 5,382,924 – – 5,382,924
Electrical Equipment – 13,444,117 – 13,444,117
Electronic Equipment, Instruments &
Components – 14,929,062 – 14,929,062
Energy Equipment & Services 6,393,982 – – 6,393,982
Financial Services – 4,804,200 – 4,804,200
Household Durables – 5,683,253 – 5,683,253
Insurance – 14,011,804 – 14,011,804
Interactive Media & Services – 28,289,406 – 28,289,406
IT Services – 7,521,411 – 7,521,411
Life Sciences Tools & Services – 6,059,519 – 6,059,519
Machinery – 26,916,524 – 26,916,524
Metals & Mining 17,026,630 17,712,130 – 34,738,760
Oil, Gas & Consumable Fuels – 24,298,341 – 24,298,341
Pharmaceuticals – 12,682,925 – 12,682,925
Semiconductors & Semiconductor
Equipment – 69,846,623 – 69,846,623
Technology Hardware, Storage &
Peripherals – 41,140,877 – 41,140,877
Textiles, Apparel & Luxury Goods – 3,947,661 – 3,947,661
Wireless Telecommunication Services 12,148,864 7,917,270 – 20,066,134
Total $ 85,950,277 $ 418,986,493 $ – $ 504,936,770
As of March 31, 2026, the Fund held four common stock investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Fidelity Institutional AM
®
Worldwide Fund
Common Stocks 99.5%
Shares Value ($)
AUSTRALIA 2.0%
Aerospace & Defense 0.4%
DroneShield Ltd. Reg. S * 396,192 1,085,466
Capital Markets 0.3%
Pinnacle Investment Management
Group Ltd. 69,479 687,664
Commercial Services & Supplies 0.3%
Brambles Ltd. 37,521 586,300
Insurance 0.6%
Generation Development Group
Ltd. (a) 164,459 481,336
Steadfast Group Ltd. 125,905 371,580
Suncorp Group Ltd. 52,137 581,650
1,434,566
Metals & Mining 0.2%
Deterra Royalties Ltd. 186,593 522,486
Specialty Retail 0.2%
Lovisa Holdings Ltd. (a) 27,740 412,937
4,729,419
AUSTRIA 0.0%
†
Construction Materials 0.0%
†
Wienerberger AG 397 10,627
BELGIUM 1.1%
Banks 0.4%
KBC Group NV 8,475 1,036,020
Pharmaceuticals 0.7%
UCB SA 5,585 1,682,263
2,718,283
CANADA 1.0%
Energy Equipment & Services 0.1%
TerraVest Industries, Inc. (a) 3,587 340,960
Metals & Mining 0.9%
Franco-Nevada Corp. 8,923 2,209,422
Oil, Gas & Consumable Fuels 0.0%
†
PrairieSky Royalty Ltd. (a) 4,100 94,903
2,645,285
CHINA 1.7%
Automobiles 0.4%
BYD Co. Ltd., Class H 72,846 998,750
Electrical Equipment 0.4%
Contemporary Amperex
Technology Co. Ltd., Class A 15,933 933,888
Hotels, Restaurants & Leisure 0.1%
Luckin Coffee, Inc., ADR *(a) 9,097 292,014
Interactive Media & Services 0.5%
Tencent Holdings Ltd. 18,394 1,161,248
Machinery 0.3%
Airtac International Group 25,439 805,561
4,191,461
DENMARK 0.5%
Air Freight & Logistics 0.5%
DSV A/S 5,493 1,312,301
Common Stocks
Shares Value ($)
FINLAND 0.7%
Communications Equipment 0.5%
Nokia OYJ, ADR 166,000 1,334,640
Paper & Forest Products 0.2%
UPM-Kymmene OYJ 13,566 421,975
1,756,615
FRANCE 0.7%
Capital Markets 0.2%
Amundi SA Reg. S (b) 6,012 517,073
Food Products 0.5%
Danone SA 15,449 1,240,743
1,757,816
GERMANY 0.3%
Health Care Providers & Services 0.3%
Fresenius SE & Co. KGaA 16,108 825,125
HONG KONG 0.9%
Capital Markets 0.2%
Futu Holdings Ltd., ADR * 3,957 541,159
Insurance 0.7%
Prudential plc 130,724 1,822,989
2,364,148
INDONESIA 0.7%
Banks 0.7%
Bank Central Asia Tbk. PT 4,449,920 1,702,479
IRELAND 1.3%
Banks 0.9%
AIB Group plc 201,677 2,145,021
Building Products 0.4%
Kingspan Group plc 11,924 1,006,495
3,151,516
ITALY 1.3%
Electrical Equipment 0.4%
Prysmian SpA 8,030 938,978
Financial Services 0.1%
BFF Bank SpA Reg. S *(a)(b) 148,750 250,001
Hotels, Restaurants & Leisure 0.0%
†
Lottomatica Group Spa 369 10,651
Pharmaceuticals 0.5%
Recordati Industria Chimica e
Farmaceutica SpA 20,461 1,163,914
Textiles, Apparel & Luxury Goods 0.3%
PRADA SpA 166,241 785,684
3,149,228
JAPAN 5.0%
Chemicals 0.4%
NOF Corp. 48,783 964,346
Commercial Services & Supplies 0.2%
Japan Elevator Service Holdings
Co. Ltd. 56,032 581,931
Entertainment 0.5%
Nintendo Co. Ltd. 21,963 1,253,228
Food Products 0.2%
Kotobuki Spirits Co. Ltd. (a) 37,761 437,723

NVIT Fidelity Institutional AM
®
Worldwide Fund - March 31, 2026 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
JAPAN
Household Durables 0.3%
Panasonic Holdings Corp. 42,794 710,559
Machinery 0.7%
Daifuku Co. Ltd. 27,034 944,493
Ebara Corp. 27,211 766,738
1,711,231
Pharmaceuticals 0.3%
Takeda Pharmaceutical Co. Ltd. 22,207 819,235
Real Estate Management & Development 0.3%
Katitas Co. Ltd. (a) 41,502 833,716
Semiconductors & Semiconductor Equipment 0.9%
Kioxia Holdings Corp. * 6,072 771,910
Lasertec Corp. 2,001 441,199
Renesas Electronics Corp. 65,472 929,737
2,142,846
Specialty Retail 0.7%
Fast Retailing Co. Ltd. 2,262 900,304
USS Co. Ltd. 93,201 975,822
1,876,126
Trading Companies & Distributors 0.5%
ITOCHU Corp. 85,875 1,091,507
12,422,448
LUXEMBOURG 0.0%
†
Automobile Components 0.0%
†
Novem Group SA * 382 1,108
NETHERLANDS 1.4%
Semiconductors & Semiconductor Equipment 1.4%
ASML Holding NV 2,319 3,069,514
BE Semiconductor Industries NV 2,094 441,809
3,511,323
NORWAY 0.8%
Electronic Equipment, Instruments & Components 0.1%
General Oceans A/S * 103,100 262,518
Energy Equipment & Services 0.7%
TGS ASA 121,686 1,635,333
1,897,851
SOUTH KOREA 0.2%
Semiconductors & Semiconductor Equipment 0.2%
SK hynix, Inc. 865 470,467
SPAIN 2.1%
Banks 2.1%
Banco Santander SA 124,651 1,410,466
Bankinter SA (a) 125,284 1,972,292
CaixaBank SA 149,913 1,798,715
5,181,473
SWEDEN 1.7%
Banks 0.7%
NOBA Bank Group AB * 42,207 368,412
Swedbank AB, Class A (a) 43,816 1,487,646
1,856,058
Electronic Equipment, Instruments & Components 0.0%
†
Dustin Group AB Reg. S *(b) 13,397 1,945
Household Durables 0.2%
JM AB (a) 40,404 514,043
Life Sciences Tools & Services 0.6%
AddLife AB, Class B 93,073 1,381,652
Common Stocks
Shares Value ($)
SWEDEN
Machinery 0.2%
Epiroc AB, Class A 21,925 538,296
Metals & Mining 0.0%
†
Alleima AB (a) 10,300 82,061
Specialty Retail 0.0%
†
Haypp Group AB *(a) 1,168 16,497
4,390,552
SWITZERLAND 1.7%
Electronic Equipment, Instruments & Components 1.7%
TE Connectivity plc 20,355 4,254,602
TAIWAN 4.5%
Electronic Equipment, Instruments & Components 0.3%
E Ink Holdings, Inc. 160,834 699,154
Semiconductors & Semiconductor Equipment 4.2%
Taiwan Semiconductor
Manufacturing Co. Ltd. 28,425 1,602,472
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 26,235 8,866,118
10,468,590
11,167,744
UNITED KINGDOM 3.3%
Aerospace & Defense 0.3%
Rolls-Royce Holdings plc 50,524 771,549
Banks 0.3%
NatWest Group plc 104,298 773,897
Beverages 0.3%
Diageo plc 34,906 648,564
Diversified Telecommunication Services 0.0%
†
Zegona Communications plc 1,280 27,991
Food Products 0.2%
Cranswick plc 8,962 623,483
Insurance 0.9%
Admiral Group plc 24,781 1,045,436
Hiscox Ltd. 63,911 1,288,032
Sabre Insurance Group plc Reg.
S (b) 11,193 23,312
2,356,780
Leisure Products 0.0%
†
Games Workshop Group plc 148 34,887
Pharmaceuticals 0.4%
AstraZeneca plc 4,700 926,934
Specialized REITs 0.1%
Big Yellow Group plc 32,612 368,712
Tobacco 0.8%
British American Tobacco plc 35,058 2,042,153
Trading Companies & Distributors 0.0%
†
RS GROUP plc 2,057 15,360
8,590,310
UNITED STATES 66.6%
Aerospace & Defense 2.2%
Boeing Co. (The) * 23,101 4,597,792
GE Aerospace 2,651 752,274
5,350,066

24 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Fidelity Institutional AM
®
Worldwide Fund
Common Stocks
Shares Value ($)
UNITED STATES
Air Freight & Logistics 0.7%
FedEx Corp. 4,500 1,602,810
Automobiles 0.5%
Rivian Automotive, Inc., Class A * 40,874 615,154
Tesla, Inc. * 1,461 543,127
1,158,281
Banks 0.7%
Citigroup, Inc. 14,700 1,667,127
Biotechnology 1.1%
Gilead Sciences, Inc. 17,100 2,383,227
Moderna, Inc. *(a) 6,000 304,800
2,688,027
Broadline Retail 3.7%
Amazon.com, Inc. * 44,719 9,313,626
Building Products 0.1%
Johnson Controls International plc 1,500 196,425
Capital Markets 1.6%
Bank of New York Mellon Corp.
(The) 15,960 1,893,335
Coinbase Global, Inc., Class A *(a) 1,000 174,610
Interactive Brokers Group, Inc.,
Class A 1,192 79,947
Robinhood Markets, Inc., Class A * 24,892 1,725,016
3,872,908
Chemicals 0.1%
Sherwin-Williams Co. (The) 1,000 320,550
Communications Equipment 1.0%
Ciena Corp. * 5,600 2,174,088
Lumentum Holdings, Inc. * 150 105,414
Viavi Solutions, Inc. * 4,000 133,120
2,412,622
Electric Utilities 0.1%
NRG Energy, Inc. 1,851 270,505
Electrical Equipment 0.9%
Acuity, Inc. 100 28,022
Regal Rexnord Corp. 8,100 1,516,806
Schneider Electric SE 3,225 885,811
2,430,639
Electronic Equipment, Instruments & Components 2.8%
Amphenol Corp., Class A 3,484 440,203
Coherent Corp. * 400 95,284
Corning, Inc. 36,867 5,012,806
Flex Ltd. * 17,600 1,152,096
Keysight Technologies, Inc. * 700 197,659
6,898,048
Entertainment 0.1%
Netflix, Inc. * 2,830 272,104
Ground Transportation 2.0%
Old Dominion Freight Line, Inc. 17,037 3,329,030
XPO, Inc. *(a) 9,100 1,770,405
5,099,435
Health Care Equipment & Supplies 0.6%
Alcon AG 19,105 1,433,274
Health Care Providers & Services 0.5%
Cardinal Health, Inc. 928 196,096
HCA Healthcare, Inc. 1,368 647,392
McKesson Corp. 387 334,895
1,178,383
Common Stocks
Shares Value ($)
UNITED STATES
Hotels, Restaurants & Leisure 0.6%
Flutter Entertainment plc * 8,943 915,129
Flutter Entertainment plc * 3,215 327,769
Viking Holdings Ltd. * 2,000 146,960
1,389,858
Household Durables 1.7%
Somnigroup International, Inc. 58,227 4,304,140
Household Products 0.5%
Procter & Gamble Co. (The) 9,100 1,314,404
Insurance 0.7%
Chubb Ltd. 3,900 1,271,127
Travelers Cos., Inc. (The) 1,500 437,520
1,708,647
Interactive Media & Services 8.1%
Alphabet, Inc., Class A 57,170 16,439,805
Meta Platforms, Inc., Class A 6,608 3,780,635
20,220,440
IT Services 0.3%
Fastly, Inc., Class A *(a) 23,000 668,380
Machinery 5.1%
Caterpillar, Inc. 1,605 1,137,078
Cummins, Inc. 9,902 5,327,474
Dover Corp. 2,900 604,505
ITT, Inc. 200 38,106
PACCAR, Inc. 30,164 3,483,942
Parker-Hannifin Corp. 1,527 1,367,032
RBC Bearings, Inc. * 1,400 760,368
12,718,505
Metals & Mining 2.1%
Alcoa Corp. 14,300 948,519
Steel Dynamics, Inc. 23,864 4,295,520
5,244,039
Oil, Gas & Consumable Fuels 3.2%
Chevron Corp. 38,700 8,007,030
Passenger Airlines 0.0%
†
United Airlines Holdings, Inc. * 1,235 113,706
Pharmaceuticals 5.1%
Eli Lilly & Co. 7,474 6,874,361
Johnson & Johnson 20,400 4,986,576
Roche Holding AG 1,641 647,975
VeraDermics, Inc. * 6,600 416,790
12,925,702
Semiconductors & Semiconductor Equipment 10.9%
Analog Devices, Inc. 2,800 890,792
Applied Materials, Inc. 3,000 1,025,370
Intel Corp. * 23,000 1,014,990
KLA Corp. 450 662,584
Lam Research Corp. 5,000 1,068,300
Micron Technology, Inc. 5,200 1,756,768
Monolithic Power Systems, Inc. 70 76,534
NVIDIA Corp. 94,974 16,563,466
Teradyne, Inc. 8,965 2,657,764
Texas Instruments, Inc. 9,100 1,766,674
27,483,242
Software 0.7%
Circle Internet Group, Inc., Class
A * 3,500 333,935
Microsoft Corp. 3,187 1,179,732
Strategy, Inc., Class A * 1,900 237,120
1,750,787

NVIT Fidelity Institutional AM
®
Worldwide Fund - March 31, 2026 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
UNITED STATES
Specialty Retail 0.9%
Lowe's Cos., Inc. 9,300 2,197,404
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc. 22,318 5,664,085
Dell Technologies, Inc., Class C 800 131,304
Everpure, Inc., Class A * 2,500 147,600
Sandisk Corp. * 950 603,573
Seagate Technology Holdings plc 7,414 2,904,509
Western Digital Corp. 25,459 6,886,405
16,337,476
Textiles, Apparel & Luxury Goods 1.0%
Ralph Lauren Corp., Class A 7,354 2,529,703
Trading Companies & Distributors 0.5%
Fastenal Co. 16,000 742,400
WW Grainger, Inc. 505 550,859
1,293,259
166,371,552
Total Common Stocks
(cost $249,075,587) 248,573,733
Repurchase Agreements 1.0%
Principal
Amount ($)
CF Secured, LLC, 3.65%, dated
3/31/2026, due 4/1/2026,
repurchase price $1,092,722,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
7/28/2026 - 11/20/2075; total
market value $1,114,576.(c) 1,092,611 1,092,611
Pershing LLC, 3.64%, dated
3/31/2026, due 4/1/2026,
repurchase price $1,400,142,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
4/1/2026 - 1/20/2076; total
market value $1,428,000.(c) 1,400,000 1,400,000
Total Repurchase Agreements
(cost $2,492,611) 2,492,611
Total Investments
(cost $251,568,198) — 100.5% 251,066,344
Liabilities in excess of other assets — (0.5)% (1,269,533)
NET ASSETS — 100.0%
$249,796,811
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $8,980,878, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $2,492,611 and by $6,887,276 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.38%, and maturity dates ranging from
4/30/2026 - 11/15/2055, a total value of $9,379,887.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $792,331 which represents 0.32% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $2,492,611.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

26 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Fidelity Institutional AM
®
Worldwide Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.

NVIT Fidelity Institutional AM
®
Worldwide Fund - March 31, 2026 (Unaudited) - Statement of Investments - 27
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 5,350,066 $ 1,857,015 $ – $ 7,207,081
Air Freight & Logistics 1,602,810 1,312,301 – 2,915,111
Automobile Components – 1,108 – 1,108
Automobiles 1,158,281 998,750 – 2,157,031
Banks 1,667,127 12,694,948 – 14,362,075
Beverages – 648,564 – 648,564
Biotechnology 2,688,027 – – 2,688,027
Broadline Retail 9,313,626 – – 9,313,626
Building Products 196,425 1,006,495 – 1,202,920
Capital Markets 4,414,067 1,204,737 – 5,618,804
Chemicals 320,550 964,346 – 1,284,896
Commercial Services & Supplies – 1,168,231 – 1,168,231
Communications Equipment 3,747,262 – – 3,747,262
Construction Materials – 10,627 – 10,627
Diversified Telecommunication Services – 27,991 – 27,991
Electric Utilities 270,505 – – 270,505
Electrical Equipment 1,544,828 2,758,677 – 4,303,505
Electronic Equipment, Instruments &
Components 11,415,168 701,099 – 12,116,267
Energy Equipment & Services 340,960 1,635,333 – 1,976,293
Entertainment 272,105 1,253,227 – 1,525,332
Financial Services – 250,001 – 250,001
Food Products – 2,301,949 – 2,301,949
Ground Transportation 5,099,435 – – 5,099,435
Health Care Equipment & Supplies – 1,433,274 – 1,433,274
Health Care Providers & Services 1,178,382 825,125 – 2,003,507
Hotels, Restaurants & Leisure 766,743 925,780 – 1,692,523
Household Durables 4,304,139 1,224,603 – 5,528,742
Household Products 1,314,404 – – 1,314,404
Insurance 1,708,647 5,614,335 – 7,322,982
Interactive Media & Services 20,220,440 1,161,248 – 21,381,688
IT Services 668,380 – – 668,380
Leisure Products – 34,887 – 34,887
Life Sciences Tools & Services – 1,381,652 – 1,381,652
Machinery 12,718,505 3,055,088 – 15,773,593
Metals & Mining 7,453,461 604,547 – 8,058,008
Oil, Gas & Consumable Fuels 8,101,933 – – 8,101,933
Paper & Forest Products – 421,975 – 421,975
Passenger Airlines 113,706 – – 113,706
Pharmaceuticals 13,204,661 4,313,387 – 17,518,048
Real Estate Management & Development – 833,716 – 833,716
Semiconductors & Semiconductor
Equipment 36,349,361 7,727,108 – 44,076,469
Software 1,750,787 – – 1,750,787
Specialized REITs – 368,712 – 368,712
Specialty Retail 2,197,403 2,305,561 – 4,502,964
Technology Hardware, Storage &
Peripherals 16,337,476 – – 16,337,476
Textiles, Apparel & Luxury Goods 2,529,703 785,684 – 3,315,387
Tobacco – 2,042,153 – 2,042,153
Trading Companies & Distributors 1,293,259 1,106,867 – 2,400,126
Total Common Stocks $ 181,612,632 $ 66,961,101 $ – $ 248,573,733
Repurchase Agreements – 2,492,611 – 2,492,611
Total $ 181,612,632 $ 69,453,712 $ – $ 251,066,344
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Strategic Income Fund
Asset-Backed Securities 13.6%
Principal
Amount ($) Value ($)
Airlines 0.3%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 1,488,528 1,420,389
Automobiles 4.0%
Ally Bank Auto Credit-Linked
Notes, Series 2025-A, Class
E, 6.07%, 6/15/2033(a) 1,004,277 1,007,115
American Credit Acceptance
Receivables Trust, Series
2025-4, Class D, 5.25%,
9/12/2031(a) 380,000 380,850
Arivo Acceptance Auto Loan
Receivables Trust, Series
2024-1A, Class B, 6.87%,
6/17/2030(a) 870,000 884,444
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class C,
6.48%, 6/20/2030(a) 540,000 553,753
CPS Auto Receivables Trust,
Series 2024-B, Class E,
8.36%, 11/17/2031(a) 930,000 965,886
Exeter Automobile
Receivables Trust
Series 2024-4A, Class E,
7.65%, 2/17/2032(a) 1,480,000 1,518,134
Series 2025-5A, Class E,
7.15%, 6/15/2033(a) 1,870,000 1,845,721
GLS Auto Receivables Issuer
Trust
Series 2021-4A, Class E,
4.43%, 10/16/2028(a) 1,640,000 1,637,772
Series 2025-4A, Class E,
7.17%, 12/15/2032(a) 1,080,000 1,092,799
GLS Auto Select Receivables
Trust, Series 2024-
1A, Class D, 6.43%,
1/15/2031(a) 1,650,000 1,698,017
Kinetic Advantage Master
Owner Trust, Series
2025-1A, Class A, 5.87%,
10/15/2029(a)(b) 1,010,000 1,013,992
Merchants Fleet Funding LLC
Series 2025-1A, Class D,
5.76%, 1/20/2039(a) 1,460,000 1,459,404
Series 2025-1A, Class E,
8.48%, 1/20/2039(a) 1,400,000 1,401,853
Octane Receivables Trust,
Series 2023-2A, Class E,
10.50%, 6/20/2031(a) 2,165,000 2,325,853
Research-Driven Pagaya
Motor Asset Trust, Series
2025-3A, Class A2, 5.15%,
2/27/2034(a) 1,410,000 1,417,698
19,203,291
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 0.1%
NMEF Funding LLC, Series
2025-B, Class E, 7.66%,
1/18/2033(a) 500,000 506,977
Home Equity 3.0%
ACHM Trust, Series 2025-
HE3, Class A, 5.20%,
11/25/2055(a)(b) 2,290,717 2,271,993
Angel Oak Mortgage Trust
Series 2025-HB2, Class A1,
5.26%, 12/25/2055(a)(b) 816,274 817,953
Series 2025-HB2, Class M2,
6.11%, 12/25/2055(a)(b) 2,140,000 2,155,120
BRAVO Residential Funding
Trust, Series 2025-
HE1, Class A1, 5.01%,
9/25/2072(a)(b) 1,634,754 1,635,459
FIGRE Trust
Series 2025-HE6, Class A,
5.04%, 9/25/2055(a)(b) 1,362,549 1,349,642
Series 2025-HE8, Class A,
5.21%, 11/25/2055(a)(b) 706,372 701,944
J.P. Morgan Mortgage Trust,
Series 2025-HE3, Class A1,
5.02%, 3/20/2056(a)(b) 1,393,703 1,396,633
Saluda Grade Alternative
Mortgage Trust
Series 2025-LOC4, Class
A1A, 5.41%, 6/25/2055(a)
(b) 1,005,041 1,008,523
Series 2025-FIG6, Class
M1, 5.48%, 1/25/2056(a)(b) 2,039,161 2,023,523
Vista Point Securitization
Trust, Series 2025-
CES3, Class A1, 5.30%,
11/25/2055(a)(c) 1,054,389 1,050,716
14,411,506
Other 6.2%
Arbor Realty Collateralized
Loan Obligation Ltd.
Series 2025-BTR1, Class
AS, 6.31%, 1/20/2041(a)(b) 2,300,000 2,313,633
Series 2025-BTR1, Class B,
6.86%, 1/20/2041(a)(b) 1,440,000 1,448,357
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2022-FL1, Class A, 5.12%,
1/15/2037(a)(b) 425,413 425,413
AREIT, Series 2025-
CRE11, Class A, 5.23%,
7/25/2043(a)(b) 2,240,000 2,244,094
BHG Securitization Trust
Series 2022-C, Class E,
9.73%, 10/17/2035(a) 830,000 879,099
Series 2023-B, Class C,
8.15%, 12/17/2036(a) 2,270,000 2,336,772
BSPRT Issuer LLC, Series
2025-FL12, Class A, 5.06%,
1/17/2043(a)(b) 1,490,000 1,488,372

NVIT Strategic Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 29
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
GreenSky Home Improvement
Issuer Trust, Series
2025-3A, Class E, 7.83%,
12/27/2060(a) 3,200,000 3,258,334
Lending Funding Trust, Series
2020-2A, Class D, 6.77%,
4/21/2031(a) 910,000 910,038
LMNT CRE LLC, Series
2025-FL3, Class AS, 5.57%,
7/21/2043(a)(b) 2,280,000 2,288,007
LoanCore Issuer LLC, Series
2025-CRE9, Class A,
5.13%, 8/18/2042(a)(b) 1,110,000 1,109,999
LoanCore Issuer Ltd., Series
2022-CRE7, Class A,
5.22%, 1/17/2037(a)(b) 283,805 283,646
MF1, Series 2024-FL16, Class
A, 5.22%, 11/18/2039(a)(b) 1,185,000 1,188,936
PFP Ltd.
Series 2024-11, Class A,
5.50%, 9/17/2039(a)(b) 248,276 248,668
Series 2026-13, Class AS,
5.33%, 8/18/2043(a)(b) 1,260,000 1,260,695
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 2,074,143
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,614,908
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 756,463
RCKT Trust, Series 2025-
1A, Class D, 5.42%,
7/25/2034(a) 225,000 224,481
RCKTL, Series 2025-
2A, Class D, 5.25%,
11/27/2034(a) 1,120,000 1,108,872
Reach ABS Trust, Series
2025-1A, Class C, 5.99%,
8/16/2032(a) 1,000,000 1,011,866
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 976,302
29,451,098
Total Asset-Backed Securities
(cost $65,026,136)
64,993,261
Collateralized Mortgage Obligations 8.2%
A&D Mortgage Trust
Series 2023-NQM3, Class
B1, 8.03%, 7/25/2068(a)(b) 770,000 773,185
Series 2023-NQM4, Class
B1, 8.05%, 9/25/2068(a)(b) 930,000 936,085
Bellemeade Re Ltd., Series
2025-1, Class M1B, 6.16%,
10/25/2035(a)(b) 500,000 502,409
COLT Mortgage Loan Trust
Series 2023-3, Class B2,
7.79%, 9/25/2068(a)(b) 3,000,000 3,019,487
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2025-5, Class B1,
7.44%, 5/25/2070(a)(b) 470,000 477,178
Connecticut Avenue Securities
Trust, Series 2021-
R01, Class 1B2, 9.66%,
10/25/2041(a)(b) 1,500,000 1,530,683
DataBank Issuer, Series
2024-1A, Class A2, 5.30%,
1/26/2054(a) 290,000 285,509
FARM Mortgage Trust, Series
2021-1, Class B, 3.23%,
7/25/2051(a)(b) 523,538 394,892
FHLMC REMICS
Series 4601, Class NI, IO,
3.50%, 9/15/2045 532,748 63,291
Series 4791, Class , IO,
3.00%, 5/15/2048 328,660 53,721
Series 4988, Class IL, IO,
3.00%, 6/25/2050 443,095 81,404
Series 5003, Class KI, IO,
2.50%, 8/25/2050 323,477 42,229
Series 5086, Class NI, IO,
2.50%, 3/25/2051 353,122 54,023
Series 5141, Class IJ, IO,
2.50%, 4/25/2051 521,412 59,123
Series 5135, Class MI, IO,
2.50%, 8/25/2051 301,646 33,331
FHLMC STACR REMIC Trust
Series 2024-HQA2, Class
M1, 4.86%, 8/25/2044(a)(b) 1,047,051 1,047,520
Series 2020-HQA5, Class
B2, 11.06%, 11/25/2050(a)
(b) 1,140,000 1,390,470
Series 2020-DNA6, Class
B2, 9.31%, 12/25/2050(a)(b) 2,115,000 2,458,838
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 14.78%, 10/25/2048(a)
(b) 2,800,000 3,398,612
Series 2019-DNA3, Class
B2, 11.93%, 7/25/2049(a)(b) 1,360,000 1,507,782
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.20%, 6/1/2051(a)(b) 73,671,352 928,495
FNMA REMICS
Series 2019-59, Class AI,
IO, 4.00%, 10/25/2039 277,100 41,005
Series 2018-42, Class SB,
IO, 2.42%, 6/25/2048(b) 2,674,148 321,400
Series 2021-1, Class CI, IO,
3.00%, 11/25/2050 2,205,901 366,543
Series 2021-44, Class NI,
IO, 3.00%, 7/25/2051 559,987 106,587
Series 2021-78, Class CI,
IO, 4.50%, 11/25/2051 526,986 118,587
Series 437, Class C11, IO,
3.00%, 7/25/2052 5,053,741 890,157
GCAT Trust, Series 2021-
CM1, Class M1, 3.28%,
4/25/2065(a)(b) 805,000 741,196

30 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2020-34, Class , IO,
5.00%, 12/20/2039 2,612,447 487,895
Series 2021-213, Class EI,
IO, 2.50%, 1/20/2049 372,392 36,250
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,485,619 243,502
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 735,182 118,865
Series 2025-120, Class IC,
IO, 4.50%, 1/20/2050 1,807,783 404,335
Series 2023-70, Class , IO,
4.00%, 6/20/2050 1,776,345 359,469
Series 2021-213, Class CI,
IO, 2.50%, 7/20/2050 426,636 55,254
Series 2021-97, Class IA,
IO, 3.00%, 7/20/2050 1,310,846 223,180
Series 2023-168, Class ID,
IO, 2.50%, 3/20/2051 1,363,456 155,029
Series 2021-42, Class KI,
IO, 2.50%, 3/20/2051 397,093 51,962
Series 2021-96, Class BI,
IO, 3.50%, 6/20/2051 722,933 131,627
Series 2021-140, Class , IO,
2.50%, 8/20/2051 2,104,761 207,983
Series 2024-24, Class AI,
IO, 2.50%, 8/20/2051 1,798,312 175,844
Series 2021-146, Class QI,
IO, 3.00%, 8/20/2051 591,999 95,607
Series 2025-173, Class AI,
IO, 2.50%, 10/20/2051 6,988,745 723,566
Series 2024-206, Class , IO,
2.50%, 10/20/2051 2,177,075 218,727
Series 2021-182, Class TI,
IO, 3.50%, 10/20/2051 274,658 50,768
Series 2021-213, Class NI,
IO, 3.00%, 12/20/2051 548,692 67,192
Home Re Ltd.
Series 2026-1, Class M1C,
6.26%, 1/25/2036(a)(b) 580,000 581,113
Series 2026-1, Class M2,
6.86%, 1/25/2036(a)(b) 360,000 362,892
Series 2026-1, Class B1,
7.86%, 1/25/2036(a)(b) 190,000 191,504
Home RE Ltd., Series 2023-
1, Class M1B, 8.26%,
10/25/2033(a)(b) 380,187 388,595
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 23,266,284 312,820
Imperial Fund Mortgage Trust,
Series 2022-NQM5, Class
B1, 6.25%, 8/25/2067(a)(c) 990,000 985,974
J.P. Morgan Mortgage Trust
Series 2021-8, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 40,263,218 242,643
Series 2021-10, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 45,111,077 274,027
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
J.P. Morgan Mortgage Trust
ACES, Series 2026-
ACES1, Class B1, 6.50%,
4/25/2066(a)(b) 2,200,000 2,189,306
Morgan Stanley Residential
Mortgage Loan Trust, Series
2023-NQM1, Class B2,
7.33%, 9/25/2068(a)(b) 1,300,000 1,297,643
Saluda Grade Alternative
Mortgage Trust, Series
2024-RTL5, Class A1,
7.76%, 4/25/2030(a)(c) 430,000 429,495
STACR Trust, Series 2018-
HRP2, Class B2, 14.28%,
2/25/2047(a)(b) 2,000,000 2,416,293
Towd Point Mortgage Trust,
Series 2022-SJ1, Class B1,
5.25%, 3/25/2062(a)(b) 1,829,000 1,807,410
Verus Securitization Trust
Series 2023-3, Class B2,
7.67%, 3/25/2068(a)(b) 1,400,000 1,393,811
Series 2023-5, Class B2,
7.97%, 6/25/2068(a)(b) 340,000 339,404
Series 2023-INV3, Class
B2, 8.16%, 11/25/2068(a)(b) 580,000 583,690
Total Collateralized Mortgage Obligations
(cost $36,517,834)
39,227,417
Commercial Mortgage-Backed Securities 4.2%
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.61%, 10/10/2048(b) 3,000,000 2,424,390
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 7.41%, 1/25/2051(a)(b) 1,275,000 1,322,087
Series 2021-MN3, Class
M2, 7.66%, 11/25/2051(a)
(b) 1,615,000 1,670,183
HTL Commercial Mortgage
Trust
Series 2024-T53, Class C,
7.09%, 5/10/2039(a)(b) 410,000 413,721
Series 2024-T53, Class D,
8.20%, 5/10/2039(a)(b) 990,000 1,002,794
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.43%,
6/15/2049(a)(b) 2,500,000 1,188,396
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
3.97%, 4/15/2048(a)(b) 2,000,000 1,002,980
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,930,301
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 554,118

NVIT Strategic Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 31
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
12.53%, 10/25/2049(a)(b) 2,136,000 2,173,162
SLG Office Trust, Series
2026-OMA, Class F, 1.00%,
4/15/2041(a)(b) 950,000 953,905
SMRT, Series 2022-
MINI, Class E, 6.37%,
1/15/2039(a)(b) 720,000 717,300
Velocity Commercial Capital
Loan Trust, Series
2025-5, Class A, 5.32%,
12/25/2055(a)(b) 1,654,622 1,639,551
VRTX Trust
Series 2025-HQ, Class B,
5.49%, 8/5/2042(a)(b) 670,000 666,286
Series 2025-HQ, Class C,
5.92%, 8/5/2042(a)(b) 320,000 318,845
Series 2025-HQ, Class D,
6.60%, 8/5/2042(a)(b) 320,000 321,245
Wells Fargo Commercial
Mortgage Trust
Series 2026-1250B, Class
C, 5.59%, 3/10/2041(a)(b) 490,000 483,852
Series 2026-1250B, Class
D, 6.59%, 3/10/2041(a)(b) 240,000 237,648
Total Commercial Mortgage-Backed
Securities
(cost $21,942,368) 20,020,764
Common Stocks 0.1%
Shares
Media 0.0%
†
Diamond Sports Group
LLC *^∞ 171 32
Passenger Airlines 0.1%
Grupo Aeromexico SAB de
CV *(d) 437,430 617,718
Wireless Telecommunication Services 0.0%
†
WOM Mobile SA *^∞ 579 8,685
Total Common Stocks
(cost $677,200)
626,435
Convertible Preferred Stock 0.2%
Principal
Amount ($)
Software 0.2%
Oracle Corp.,
6.50%,1/15/2029* 16,100 724,661
Total Convertible Preferred
Stock
(cost $805,000) 724,661
Corporate Bonds 55.8%
Principal
Amount ($) Value ($)
Automobiles 0.9%
Hyundai Capital America ,
5.68%, 6/26/2028(a)(d) 950,000 968,710
6.50%, 1/16/2029(a) 690,000 720,361
4.50%, 9/18/2030(a)(d) 810,000 796,489
6.20%, 9/21/2030(a) 770,000 806,919
5.40%, 6/23/2032(a)(d) 760,000 773,545
Volkswagen Group of America
Finance LLC ,
5.80%, 3/27/2035(a)(d) 450,000 449,736
4,515,760
Banks 6.7%
Banque Federative du Credit
Mutuel SA ,
4.54%, 1/15/2031(a)(d) 1,560,000 1,538,421
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
6.88%, 12/15/2033(a)(d)
(e)(f) 1,290,000 1,246,515
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.13%),
7.45%, 6/27/2035(a)(d)(e)(f) 1,530,000 1,535,790
CaixaBank SA ,
Reg. S, (EUR Swap Annual
5 Year + 3.86%), 3.63%,
9/14/2028(d)(e)(f) EUR 1,000,000 1,103,837
Citigroup, Inc. ,
Series GG, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.88%,
8/15/2030(d)(e)(f) 1,000,000 1,007,058
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
6.63%, 2/15/2031(e)(f) 3,545,000 3,547,660
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.45%),
5.30%, 1/29/2036(f) 175,000 173,424
Credit Agricole SA ,
(SOFR + 1.43%), 5.26%,
1/12/2037(a)(f) 3,920,000 3,834,774
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.64%),
6.95%, 8/27/2031(d)(e)(f) 1,205,000 1,202,372
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.80%),
7.00%, 9/24/2035(e)(f) 735,000 727,712
(SOFR + 1.55%), 5.28%,
3/10/2037(f) 1,580,000 1,551,621

32 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(f) 2,208,000 1,912,449
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.75%),
8.13%, 11/10/2033(e)(f) 595,000 644,104
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.75%, 11/10/2033(a)(d)
(e)(f) 450,000 448,720
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/1/2029(a)(e)(f) 1,525,000 1,414,009
Old National Bancorp ,
(CME Term SOFR 3
Month + 2.20%), 5.77%,
2/15/2036(f) 260,000 258,744
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(d)(f) 1,900,000 1,987,196
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
6.10%, 4/13/2033(a)(d)(f) 1,000,000 1,038,924
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(f) 2,300,000 2,369,122
Sumitomo Mitsui Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.30%),
5.33%, 3/3/2041(f) 2,890,000 2,802,335
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(f) 1,760,000 1,770,875
32,115,662
Capital Markets 4.2%
Citadel Securities Global
Holdings LLC ,
5.50%, 6/18/2030(a)(d) 2,090,000 2,123,285
6.20%, 6/18/2035(a)(d) 2,949,000 3,017,038
Deutsche Bank AG ,
(SOFR + 1.10%), 4.47%,
12/10/2031(d)(f) 1,265,000 1,243,791
Jane Street Group ,
6.75%, 5/1/2033(a)(d) 3,632,000 3,684,911
Jefferies Financial Group, Inc. ,
6.20%, 4/14/2034(d) 3,465,000 3,533,648
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Jefferies Financial Group, Inc.,
5.50%, 2/15/2036(d) 355,000 340,727
Macquarie Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
5.64%, 8/13/2036(a)(d)(f) 1,550,000 1,541,532
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(f) 1,310,000 1,306,813
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(f) 695,000 711,966
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(f) 375,000 383,343
UBS Group AG ,
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.30%),
7.00%, 2/5/2035(a)(e)(f) 2,229,000 2,166,762
20,053,816
Chemicals 1.8%
ARC Falcon I, Inc. ,
9.75%, 3/1/2033(a) 3,740,000 3,600,610
Celanese US Holdings LLC ,
7.20%, 11/15/2033(c)(d) 3,790,000 4,042,929
7.38%, 2/15/2034(d) 1,110,000 1,137,222
8,780,761
Commercial Services & Supplies 0.5%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a)(d) 1,815,000 1,831,704
4.64%, 11/24/2030(a)(d) 485,000 478,162
2,309,866
Construction & Engineering 0.2%
ASG Finance DAC ,
9.75%, 5/15/2029(a) 1,301,000 1,049,785
Consumer Finance 3.0%
Ally Financial, Inc. ,
(SOFR + 3.26%), 6.99%,
6/13/2029(d)(f) 1,040,000 1,083,219
(SOFR + 2.29%), 6.18%,
7/26/2035(d)(f) 1,050,000 1,053,051
Avolon Holdings Funding Ltd. ,
6.38%, 5/4/2028(a) 1,665,000 1,713,793
5.38%, 5/30/2030(a) 545,000 550,942
4.70%, 1/30/2031(a) 610,000 597,736
Ford Motor Credit Co. LLC ,
6.05%, 11/5/2031(d) 3,582,000 3,597,799
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033(d) 2,340,000 2,479,557
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a)(d) 1,435,000 1,455,865

NVIT Strategic Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
OneMain Finance Corp. ,
6.50%, 3/15/2033(d) 1,975,000 1,887,954
14,419,916
Containers & Packaging 0.3%
Ball Corp. ,
4.25%, 7/1/2032(d) EUR 1,190,000 1,359,352
Diversified REITs 0.1%
Vornado Realty LP ,
5.75%, 2/1/2033(d) 380,000 372,639
Diversified Telecommunication Services 0.8%
Total Play Telecomunicaciones
SA de CV ,
11.13%, 12/31/2032(a) 3,777,250 3,415,970
Uniti Group LP ,
8.63%, 6/15/2032(a)(d) 295,000 300,454
3,716,424
Electric Utilities 1.3%
American Electric Power Co.,
Inc. ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(d)(f) 3,195,000 3,156,069
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(d)(f) 1,520,000 1,506,434
Eversource Energy ,
Series A, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.52%),
6.10%, 8/15/2056(d)(f) 570,000 562,954
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
2.33%), 6.35%, 8/15/2056(f) 305,000 300,869
Vistra Operations Co. LLC ,
4.70%, 1/31/2031(a)(d) 300,000 295,170
5.35%, 1/31/2036(a) 425,000 415,732
6,237,228
Energy Equipment & Services 0.5%
Borr IHC Ltd. ,
10.00%, 11/15/2028(a) 362,805 371,738
10.38%, 11/15/2030(a)(d) 1,528,631 1,546,806
Enerflex, Inc. ,
6.88%, 1/15/2031(a) 695,000 709,612
2,628,156
Financial Services 2.1%
Alamo Re Ltd. ,
Series A, (FHMMUSTF
+ 9.08%), 12.59%,
6/7/2026(a)(f) 700,000 708,400
Series A, (FHMMUSTF
+ 6.54%), 10.05%,
6/7/2027(a)(f) 500,000 515,000
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Alamo Re Ltd.,
Series B, (FHMMUSTF
+ 8.43%), 11.94%,
6/7/2027(a)(f) 250,000 258,750
Aquila Re I Ltd. ,
Series A-1, (BNMMDTSC +
5.34%), 8.88%, 6/8/2026(a)
(f) 450,000 453,150
Series C-1, (BNMMDTSC
+ 8.83%), 12.37%,
6/8/2026(a)(f) 450,000 455,850
Series A-1., (BRMMUSDF +
5.39%), 8.95%, 6/7/2027(a)
(f) 250,000 255,625
Atlas Capital DAC ,
Series A, (SOFR + 7.57%),
11.21%, 6/5/2026(a)(f) 450,000 461,340
Series 2024, (SOFR
+ 12.22%), 15.86%,
6/8/2027(a)(f) 250,000 271,150
Fidelity National Information
Services, Inc. ,
4.80%, 3/10/2031 640,000 634,977
Freedom Mortgage Holdings
LLC ,
9.13%, 5/15/2031(a) 1,010,000 1,026,665
8.38%, 4/1/2032(a) 125,000 122,962
High Point Re Ltd. ,
Series A, (BRMMUSDF +
5.64%), 9.20%, 1/6/2027(a)
(f) 250,000 250,925
Hypatia Ltd. ,
Series A, (GSMMUSTI
+ 10.50%), 14.04%,
4/8/2026(a)(f) 450,000 450,450
Long Point Re IV Ltd. ,
Series 2022, (BRMMUSDF
+ 4.25%), 7.81%,
6/1/2026(a)(f) 450,000 450,495
Lseg US Fin Corp. ,
5.25%, 3/23/2036(a) 585,000 579,255
Mona Lisa Re Ltd. ,
Series B, (BRMMUSDF
+ 12.00%), 15.56%,
1/8/2030(a)(f) 500,000 503,400
Series A, (BRMMUSDF +
5.50%), 9.06%, 1/8/2031(a)
(f) 750,000 752,025
Skyline Re II Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 3.50%), 7.16%,
1/7/2030(a)(f) 500,000 499,350
Woodside Finance Ltd. ,
6.00%, 5/19/2035(d) 1,105,000 1,151,524
9,801,293
Food Products 1.1%
Darling Global Finance BV ,
4.50%, 7/15/2032(a) EUR 955,000 1,098,387
Grupo Nutresa SA ,
9.00%, 5/12/2035(a)(d) 3,015,000 3,352,981

34 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 625,000 565,865
5,017,233
Gas Utilities 0.1%
Spire, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.33%),
6.45%, 6/1/2056(d)(f) 480,000 478,750
Health Care Equipment & Supplies 0.4%
Abbott Laboratories ,
4.30%, 3/15/2033 2,105,000 2,060,072
Health Care Providers & Services 0.3%
US Acute Care Solutions LLC ,
9.75%, 5/15/2029(a)(d) 1,535,000 1,482,884
Hotels, Restaurants & Leisure 2.2%
Brightstar Lottery plc ,
5.75%, 1/15/2033(a)(d) 1,115,000 1,083,866
Carnival Corp. ,
5.75%, 1/15/2030(a) EUR 1,060,000 1,271,077
Cruise Yacht Upper HoldCo
Ltd. ,
11.88%, 7/5/2028 800,000 710,895
Darden Restaurants, Inc. ,
6.30%, 10/10/2033(d) 2,593,000 2,774,561
Resorts World Las Vegas
LLC ,
8.45%, 7/27/2030(a)(d) 3,500,000 3,320,453
4.63%, 4/6/2031(a)(d) 400,000 315,354
Wynn Macau Ltd. ,
6.75%, 2/15/2034(a)(d) 1,220,000 1,190,627
10,666,833
Independent Power and Renewable Electricity Producers
0.3%
Talen Energy Supply LLC ,
6.25%, 2/1/2034(a) 830,000 820,752
6.50%, 2/1/2036(a) 830,000 835,753
1,656,505
Insurance 11.8%
3264 re Ltd. ,
Series B, (GSMMUSTI +
6.00%), 9.54%, 1/8/2029(a)
(f) 250,000 248,325
Series A, (GSMMUSTI
+ 6.50%), 10.04%,
1/8/2029(a)(f) 500,000 499,950
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.32%),
6.55%, 10/30/2033(a)(d)
(e)(f) 2,800,000 2,805,225
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
5.60%, 9/3/2054(a)(f) 2,000,000 1,983,761
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Bayou Re Ltd. ,
Series B, (JMMMUSTF
+ 19.04%), 22.60%,
5/26/2026(a)(f) 250,000 256,250
Blue Ridge Re Ltd. ,
Series A, (FHMMUSTF +
5.25%), 8.76%, 1/8/2027(a)
(f) 250,000 251,975
Series B, (FHMMUSTF
+ 7.99%), 11.50%,
1/8/2027(a)(f) 250,000 254,075
Series A, (FHMMUSTF +
3.50%), 7.01%, 1/8/2029(a)
(f) 250,000 251,150
Series B, (FHMMUSTF +
6.00%), 9.51%, 1/8/2029(a)
(f) 250,000 246,925
Series C, (FHMMUSTF
+ 8.00%), 11.51%,
1/8/2029(a)(f) 250,000 245,975
Bonanza RE Ltd. ,
Series C, (MSMMUSTF
+ 5.50%), 9.03%,
12/19/2027(a)(f) 250,000 252,300
Bridge Street Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.75%), 11.41%,
1/8/2029(a)(f) 1,500,000 1,508,100
Cape Lookout Re Ltd. ,
Series A, (FHMMUSTF
+ 7.20%), 10.71%,
4/28/2026(a)(f) 700,000 702,100
Citrus Re Ltd. ,
Series A, (BRMMUSDF
+ 6.59%), 10.15%,
6/7/2026(a)(f) 450,000 453,600
Series A, (3 Month Treasury
Bill Rate + 5.25%), 8.91%,
6/7/2029(a)(f) 250,000 249,750
CNO Financial Group, Inc. ,
6.45%, 6/15/2034(d) 2,191,000 2,260,820
Commonwealth RE Ltd. ,
Series A, (JMMMUSTF +
3.86%), 7.42%, 7/8/2026(a)
(f) 500,000 502,550
Dai-ichi Life Insurance Co.
Ltd. (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.20%, 1/16/2035(a)(e)(f) 3,560,000 3,581,186
Farmers Exchange Capital III ,
(CME Term SOFR 3
Month + 3.72%), 5.45%,
10/15/2054(a)(f) 2,010,000 1,815,421
Farmers Insurance Exchange ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 3.86%),
7.00%, 10/15/2064(a)(f) 410,000 409,783

NVIT Strategic Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
First Coast Re IV Ltd. ,
Series A, (JMMMUSTF
+ 9.94%), 13.50%,
4/7/2026(a)(f) 400,000 399,600
FloodSmart Re Ltd. ,
Series A, (FHMMUSTF
+ 14.36%), 17.87%,
3/12/2027(a)(f) 500,000 523,500
Foundation Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 7.16%,
1/7/2030(a)(f) 500,000 502,400
Four Lakes Re Ltd. ,
Series A, (BRMMUSDF +
5.80%), 9.36%, 1/7/2027(a)
(f) 250,000 253,475
Series A, (BRMMUSDF +
5.50%), 9.06%, 1/7/2028(a)
(f) 500,000 510,600
Series A, (BRMMUSDF +
3.25%), 6.81%, 1/8/2029(a)
(f) 250,000 248,425
Series B, (BRMMUSDF +
6.00%), 9.56%, 1/8/2029(a)
(f) 750,000 743,250
Fuchsia - London Bridge 2
PCC Ltd. ,
Series A, (FRMMUSTF +
3.25%), 6.79%, 4/6/2029(a)
(f) 250,000 248,425
Gateway Re Ltd. ,
Series AA, (BRMMUSDF +
5.90%), 9.46%, 7/8/2027(a)
(f) 250,000 254,050
Handshake Re Ltd. ,
Series A, (JMMMUSTF +
4.50%), 8.06%, 1/8/2030(a)
(f) 400,000 397,080
Hanwha Life Insurance Co.
Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.29%),
6.30%, 6/24/2055(a)(f) 610,000 623,664
Herbie Re Ltd. ,
Series A, (JMMMUSTF
+ 6.90%), 10.46%,
1/7/2028(a)(f) 250,000 250,025
Series A, (MSMMUSTF +
4.25%), 7.78%, 1/7/2030(a)
(f) 250,000 250,000
Integrity Re Ltd. ,
Series B, (FHMMUSTF
+ 13.32%), 16.83%,
6/6/2026(a)(f) 500,000 510,000
Kendall Re Ltd. ,
Series A, (GSMMUSTI
+ 6.25%), 9.79%,
4/30/2027(a)(f) 250,000 256,250
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Kendall Re Ltd.,
Series B, (GSMMUSTI
+ 7.74%), 11.28%,
4/30/2027(a)(f) 250,000 256,500
Kilimanjaro II Re Ltd. ,
Series C-1, (GSMMUSTI +
4.00%), 7.54%, 7/9/2029(a)
(f) 250,000 255,900
Series D-1, (GSMMUSTI
+ 6.50%), 10.04%,
7/9/2029(a)(f) 250,000 257,000
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 799,687
Locke Tavern Re Ltd. ,
Series A, (GSMMUSTI +
4.96%), 8.50%, 4/9/2026(a)
(f) 450,000 450,000
Series A, (JMMMUSTF +
0.50%), 4.06%, 4/9/2029(a)
(f) 250,000 249,750
Marlon Ltd. ,
Series A, (JMMMUSTF
+ 7.31%), 10.87%,
6/7/2027(a)(f) 250,000 260,975
Matterhorn Re Ltd. ,
Series A, (BRMMUSDF
+ 7.75%), 11.31%,
2/16/2029(a)(f) 250,000 249,100
Series B, (BRMMUSDF
+ 11.75%), 15.31%,
2/16/2029(a)(f) 250,000 248,300
Mayflower Re Ltd. ,
Series A, (FHMMUSTF +
5.05%), 8.56%, 7/8/2026(a)
(f) 750,000 756,150
Series B, (FHMMUSTF
+ 6.51%), 10.02%,
7/8/2026(a)(f) 500,000 505,750
Series A, (FHMMUSTF +
4.93%, 1.56% Cap, 0.56%
Floor), 8.44%, 7/8/2027(a)(f) 250,000 256,450
Meiji Yasuda Life Insurance
Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.91%),
6.10%, 6/11/2055(a)(d)(f) 5,340,000 5,344,875
Merna Reinsurance II Ltd. ,
Series A, (GSMMUSTI
+ 8.38%), 11.92%,
7/7/2026(a)(f) 400,000 407,200
Series B, (GSMMUSTI
+ 10.47%), 14.01%,
7/7/2026(a)(f) 1,200,000 1,227,600
Series A, (GSMMUSTI
+ 7.47%), 11.01%,
7/7/2027(a)(f) 250,000 258,625
Series C, (GSMMUSTI
+ 8.49%), 12.03%,
7/7/2027(a)(f) 250,000 258,325

36 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MetLife, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.82%),
5.85%, 3/15/2056(d)(f) 1,110,000 1,089,456
Montoya Re Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 5.25%), 8.91%,
4/9/2030(a)(f) 750,000 745,875
Mystic Re IV Ltd. ,
Series A, (GSMMUSTI
+ 12.00%), 15.54%,
1/8/2027(a)(f) 250,000 255,200
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(d)(f) 2,137,000 2,203,409
Palm RE Ltd. ,
Series A, (BNMMDTSC
+ 9.70%), 13.24%,
6/7/2027(a)(f) 250,000 261,275
Purple Re Ltd. ,
Series A, (CME Term
SOFR 1 Month + 13.01%),
16.69%, 4/24/2026(a)(f) 300,000 301,800
Series A, (JMMMUSTF
+ 9.13%), 12.69%,
6/7/2027(a)(f) 500,000 515,050
Residential Reinsurance 2004
Ltd. ,
Series 4, (JMMMUSTF
+ 5.38%), 8.94%,
12/6/2028(a)(f) 250,000 255,900
Series 3, (JMMMUSTF
+ 6.94%), 10.50%,
12/6/2028(a)(f) 250,000 253,650
Residential Reinsurance 2023
Ltd. ,
Series 5, (JMMMUSTF
+ 5.97%), 9.53%,
12/6/2027(a)(f) 250,000 260,075
Series 3, (JMMMUSTF
+ 8.70%), 12.26%,
12/6/2027(a)(f) 250,000 258,575
RGA Global Funding ,
5.00%, 8/25/2032(a)(d) 1,020,000 1,008,985
Sanders Re III Ltd. ,
Series A, (BRMMUSDF +
3.34%), 6.90%, 4/7/2026(a)
(f) 450,000 450,000
Series A, (BRMMUSDF
+ 7.72%), 11.28%,
6/5/2026(a)(f) 450,000 454,500
(BRMMUSDF + 5.47%),
9.03%, 4/7/2027(a)(f) 450,000 459,450
Series A, (BRMMUSDF +
5.56%), 9.12%, 4/7/2028(a)
(f) 250,000 260,075
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Sanders Re III Ltd.,
Series b-2, (3 Month
Treasury Bill Rate + 5.00%),
8.66%, 4/7/2031(a)(f) 250,000 249,575
Sanders Re IV Ltd. ,
Series A-2, (HSMMUSTF +
3.50%), 7.04%, 4/7/2031(a)
(f) 250,000 249,575
Solomon Re Ltd. ,
Series A, (GSMMUSTI +
5.52%), 9.06%, 6/8/2026(a)
(f) 450,000 452,880
Sumitomo Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.65%),
5.88%, 9/10/2055(a)(d)(f) 5,545,000 5,425,388
Topanga Re Ltd. ,
Series A, (JMMMUSTF +
4.75%), 8.31%, 1/7/2030(a)
(f) 500,000 497,700
Series B, (JMMMUSTF +
5.75%), 9.31%, 1/7/2030(a)
(f) 250,000 248,675
Torrey Pines Re Ltd. ,
Series A, (JMMMUSTF +
5.31%), 8.87%, 6/5/2026(a)
(f) 450,000 451,440
Series A, (JMMMUSTF +
6.04%), 9.60%, 6/7/2027(a)
(f) 250,000 258,150
Turris RE Ltd. ,
Series A, (JMMMUSTF +
2.40%), 5.96%, 1/8/2029(a)
(f) 250,000 250,500
Ursa Re II Ltd. ,
Series FG, (3 Month
Treasury Bill Rate + 7.75%),
11.41%, 6/7/2028(a)(f) 250,000 252,050
Series E, (3 Month Treasury
Bill Rate + 5.00%), 8.66%,
12/7/2029(a)(f) 450,000 446,175
Vitality Re XIV Ltd. ,
Series A, (FHMMUSTF +
3.50%), 7.01%, 1/5/2027(a)
(f) 500,000 505,450
Vitality Re XVII Ltd. ,
Series A, (GSMMUSTI +
2.00%), 5.54%, 1/8/2030(a)
(f) 250,000 249,650
Windrose Re Ltd. ,
Series A, (HSMMUSTF
+ 5.25%), 8.79%,
2/13/2029(a)(f) 500,000 497,800
Series B, (3 Month Treasury
Bill Rate + 8.00%), 11.66%,
2/13/2029(a)(f) 250,000 250,650
56,111,085

NVIT Strategic Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services 0.4%
Meta Platforms, Inc. ,
5.63%, 11/15/2055 750,000 703,043
5.75%, 11/15/2065(d) 1,250,000 1,161,004
1,864,047
IT Services 0.5%
ION Platform Finance US,
Inc. ,
9.00%, 8/1/2029(a)(d) 2,485,000 2,303,775
Marine Transportation 0.4%
Danaos Corp. ,
6.88%, 10/15/2032(a) 1,895,000 1,925,525
Media 0.8%
CSC Holdings LLC ,
11.75%, 1/31/2029(a)(d) 1,465,000 1,059,408
Omnicom Group, Inc. ,
5.00%, 6/2/2033 2,600,000 2,539,500
3,598,908
Metals & Mining 1.1%
Commercial Metals Co. ,
5.75%, 11/15/2033(a) 465,000 460,112
6.00%, 12/15/2035(a)(d) 465,000 458,418
Corp. Nacional del Cobre de
Chile ,
6.78%, 1/13/2055(a)(d) 765,000 810,150
Galileo Re Ltd. ,
Series A, (GSMMUSTI
+ 7.00%), 10.54%,
1/7/2028(a)(f) 250,000 258,500
Series A, (JMMMUSTF +
3.25%), 6.81%, 1/8/2030(a)
(f) 500,000 496,400
Series B, (JMMMUSTF +
5.00%), 8.56%, 1/8/2030(a)
(f) 500,000 492,850
Novelis Corp. ,
6.38%, 8/15/2033(a) 2,089,000 2,049,085
5,025,515
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Starwood Property Trust, Inc. ,
5.25%, 10/15/2028(a) 2,365,000 2,338,039
5.75%, 1/15/2031(a) 330,000 325,875
2,663,914
Multi-Utilities 0.2%
San Diego Gas & Electric Co. ,
Series DDDD, 5.20%,
3/15/2036(d) 540,000 538,489
WEC Energy Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.91%),
5.63%, 5/15/2056(d)(f) 265,000 259,655
798,144
Office REITs 0.8%
COPT Defense Properties LP ,
2.90%, 12/1/2033(d) 3,150,000 2,665,310
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs
Cousins Properties LP ,
4.88%, 3/1/2033(d) 1,040,000 1,001,280
Highwoods Realty LP ,
5.35%, 1/15/2033(d) 280,000 273,391
3,939,981
Oil, Gas & Consumable Fuels 6.4%
Aker BP ASA ,
6.00%, 6/13/2033(a)(d) 2,005,000 2,088,598
5.25%, 10/30/2035(a) 2,483,000 2,414,611
APA Corp. ,
6.75%, 2/15/2055 4,510,000 4,519,260
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.92%),
6.13%, 3/18/2035(d)(e)(f) 2,605,000 2,627,499
Columbia Pipelines Holding
Co. LLC ,
5.00%, 11/17/2032(a) 1,850,000 1,837,815
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.97%),
7.20%, 6/27/2054(d)(f) 185,000 194,576
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(d)(f) 185,000 194,349
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.43%),
8.50%, 1/15/2084(d)(f) 990,000 1,113,826
Energy Transfer LP ,
5.35%, 1/15/2036(d) 835,000 829,201
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 620,000 631,051
Hilcorp Energy I LP ,
6.88%, 5/15/2034(a)(d) 1,930,000 1,885,591
7.25%, 2/15/2035(a)(d) 480,000 478,519
International Petroleum Corp. ,
Reg. S, 7.50%,
10/10/2030(d) 3,910,000 3,968,944
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 796,522 717,906
Saudi Arabian Oil Co. ,
6.38%, 6/2/2055(a) 1,436,000 1,426,606
Summit Midstream Holdings
LLC ,
8.63%, 10/31/2029(a)(d) 1,500,000 1,542,693
Venture Global Plaquemines
LNG LLC ,
6.13%, 12/15/2030(a)(d) 1,040,000 1,069,563
6.50%, 1/15/2034(a) 710,000 740,136
6.75%, 1/15/2036(a)(d) 1,305,000 1,382,193

38 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Wildfire Intermediate Holdings
LLC ,
7.50%, 10/15/2029(a)(d) 962,000 974,764
30,637,701
Passenger Airlines 2.3%
ABRA Global Finance ,
6.00%, 10/22/2029(a)(g) 2,773,904 2,566,986
American Airlines, Inc. ,
5.75%, 4/20/2029(a)(d) 345,000 343,113
Avianca Midco 2 plc ,
9.63%, 2/14/2030(a) 1,464,000 1,368,840
9.50%, 1/28/2031(a)(d) 1,515,000 1,390,013
Grupo Aeromexico SAB de
CV ,
8.25%, 11/15/2029(a) 575,000 554,156
8.63%, 11/15/2031(a) 1,235,000 1,185,600
United Airlines Holdings, Inc. ,
4.88%, 3/1/2029 3,215,000 3,144,533
5.38%, 3/1/2031(d) 305,000 298,691
10,851,932
Pharmaceuticals 1.4%
1261229 BC Ltd. ,
10.00%, 4/15/2032(a)(d) 2,965,000 3,035,697
Novartis Capital Corp. ,
4.60%, 3/18/2033 1,040,000 1,035,581
5.70%, 3/18/2056 700,000 704,994
Teva Pharmaceutical Finance
Netherlands II BV ,
4.38%, 5/9/2030 EUR 1,598,000 1,846,086
Tricida, Inc. ,
3.50%, 5/15/2027^∞ 2,520,000 0
6,622,358
Professional Services 0.1%
Verisk Analytics, Inc. ,
4.45%, 3/15/2031 545,000 535,936
Semiconductors & Semiconductor Equipment 1.3%
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a)(d) 1,350,000 1,409,382
6.10%, 1/25/2036(a) 1,608,000 1,656,438
MKS, Inc. ,
4.25%, 2/15/2034(a) 2,770,000 3,058,932
6,124,752
Software 0.7%
OAK-Eagle Acquireco, Inc. ,
7.25%, 7/1/2033(a) 390,000 404,077
Oracle Corp. ,
5.95%, 9/26/2055(d) 1,396,000 1,174,414
6.70%, 2/4/2056 1,200,000 1,113,724
6.85%, 2/4/2066 700,000 643,525
3,335,740
Water Utilities 0.2%
Essential Utilities, Inc. ,
5.13%, 3/15/2036 885,000 872,639
Total Corporate Bonds
(cost $266,797,970)
265,934,887
Foreign Government Securities 5.1%
Principal
Amount ($) Value ($)
BRAZIL 0.8%
Federative Republic of Brazil ,
6.25%, 5/22/2036 3,945,000 3,864,128
CHILE 0.7%
Republic of Chile ,
3.75%, 1/14/2032 EUR 680,000 780,335
3.88%, 4/14/2036 2,215,000 2,473,551
3,253,886
COLOMBIA 0.2%
Republic of Colombia ,
6.13%, 1/21/2031 1,065,000 1,046,362
INDONESIA 0.6%
Republic of Indonesia ,
4.46%, 3/4/2038 2,700,000 2,944,556
IVORY COAST 0.5%
Republic of Cote d'Ivoire ,
4.88%, 1/30/2032(a)(d) 2,092,000 2,247,958
KUWAIT 0.4%
State of Kuwait ,
4.65%, 10/9/2035(a) 2,110,000 2,025,971
MEXICO 1.0%
United Mexican States ,
5.13%, 5/4/2037 3,550,000 4,015,644
6.88%, 5/13/2037(d) 820,000 858,950
4,874,594
SAUDI ARABIA 0.9%
Kingdom of Saudi Arabia ,
4.88%, 1/12/2036(a) 4,300,000 4,187,082
Total Foreign Government Securities
(cost $24,476,209)
24,444,537
Loan Participations 2.0%
Diversified Telecommunication Services
0.1%
Windstream Services LLC,
First Lien Term Loan, (CME
Term SOFR 1 Month +
4.00%), 7.67%, 10/6/2032
(f) 351,120 350,902
0
Electric Utilities 0.2%
Alpha Generation LLC, First
Lien Term Loan B, (CME
Term SOFR 1 Month +
1.75%), 5.42%, 9/30/2031
(f) 829,500 826,671
0
Health Care Providers & Services 0.1%
Sotera Health Holdings LLC,
First Lien Term Loan, (CME
Term SOFR 1 Month +
2.50%), 6.17%, 5/30/2031
(f) 496,483 496,483
0

NVIT Strategic Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 39
Loan Participations
Principal
Amount ($) Value ($)
Insurance 0.8%
River Rock Entertainment
Authority, First Lien Term
Loan, (CME Term SOFR 1
Month + 9.00%), 12.67%,
6/25/2031 (f) 3,705,000 3,612,375
0
Media 0.4%
DIRECTV Financing LLC, First
Lien Term Loan B, (CME
Term SOFR 3 Month +
5.25%), 9.18%, 8/2/2029 (f) 362,863 363,374
Nexstar Media, Inc., First Lien
Term Loan B7, (CME Term
SOFR 12 Month + 2.75%),
6.22%, 3/18/2033 (f) 1,506,004 1,487,812
1,851,186
0
Pharmaceuticals 0.4%
1261229 BC Ltd., First Lien
Term Loan, (CME Term
SOFR 1 Month + 6.25%),
9.92%, 10/8/2030 (f) 2,034,625 1,960,585
0
Professional Services 0.0%
†
Amentum Holdings, Inc., First
Lien Term Loan, (CME Term
SOFR 1 Month + 2.00%),
5.67%, 9/29/2031 (f) 257,366 257,153
0
Total Loan Participations
(cost $9,369,079) 9,355,355
Mortgage-Backed Securities 10.1%
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 4/25/2056 29,000,000 24,378,125
3.50%, 4/25/2056 14,400,000 13,199,674
5.50%, 4/25/2056 10,000,000 10,046,059
GNMA Pool# MB0260 ,
6.00%, 3/20/2055 402,890
410,234
Total Mortgage-Backed Securities
(cost $47,456,814)
48,034,092
Supranational 0.7%
African Development Bank,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.65%),
5.88%, 5/7/2035(f) 2,366,000 2,304,386
International Bank for
Reconstruction &
Development
(SOFR + 4.22%), 7.85%,
4/24/2028(a)(f) 250,000 255,850
(SOFR + 12.22%), 15.85%,
4/24/2028(a)(f) 250,000 269,775
Supranational
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development
(SOFR + 13.72%), 17.35%,
4/24/2028(a)(f) 250,000 261,575
Total Supranational
(cost $3,117,019)
3,091,586
Preferred Stocks 1.0%
Shares
Banks 0.7%
Bank of America Corp.,
5.00%, 5/2/2026(d)(h) 45,710 921,971
JPMorgan Chase & Co.,
4.20%, 9/1/2026(d)(h) 55,330 968,275
KeyCorp, 5.63%, 6/15/2026(d)
(h) 18,479 387,320
US Bancorp, 3.75%,
5/4/2026(h) 11,215 165,645
Wells Fargo & Co., 4.25%,
9/15/2026(h) 46,503 802,177
3,245,388
Capital Markets 0.3%
Morgan Stanley, 4.25%,
1/15/2027(d)(h) 76,366 1,311,204
State Street Corp., + 0.00%),
5.35%, 6/15/2026(f)(h) 11,781 254,705
1,565,909
Consumer Finance 0.0%
†
Capital One Financial Corp.,
Preference, 4.38%,
9/1/2026(h) 10,375 166,934
Total Preferred Stocks
(cost $5,137,242)
4,978,231
Short-Term Investments 5.1%
Principal
Amount ($)
U.S. Treasury Obligations 5.1%
U.S. Treasury Bills
3.63%, 4/7/2026(d) 10,500,000 10,493,674
3.63%, 4/21/2026 14,000,000 13,971,782
Total U.S. Treasury Obligations
(cost $24,465,532)
24,465,456
Total Short-Term Investments
(cost $24,465,532)
24,465,456

40 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Strategic Income Fund
Repurchase Agreements 6.5%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $30,003,042,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
4/30/2026 - 11/15/2052;
total market value
$30,600,004. (i) 30,000,000 30,000,000
CF Secured, LLC
3.65%, dated 3/31/2026,
due 4/1/2026, repurchase
price $1,173,259,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/28/2026 - 11/20/2075;
total market value
$1,196,725. (i) 1,173,141 1,173,141
Total Repurchase Agreements
(cost $31,173,141)
31,173,141
Total Investments
(cost $536,961,544) — 112.6%
537,069,823
Liabilities in excess of other
assets — (12.6)% (60,009,668)
NET ASSETS — 100.0%
$ 477,060,155
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2026
was $298,231,290 which represents 62.51% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2026.
(d) The security or a portion of this security is on loan as of
March 31, 2026. The total value of securities on loan as of
March 31, 2026 was $97,843,001, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $31,173,141 and by $69,792,120 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 5.38%, and maturity
dates ranging from 4/15/2026 - 11/15/2055, a total value of
$100,965,261.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2026. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2026.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of March 31, 2026.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2026 was $31,173,141.
ACES Alternative Credit Enhancement Services
BNMMDTSC Dreyfus Treasury Securities Cash
Management Fund Yield
BRMMUSDF BlackRock Money Market US Treasury Fund
Index
FHLMC Federal Home Loan Mortgage Corp.
FHMMUSTF Federated Hermes Money Market US Treasury
Fund Index
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GSMMUSTI Goldman Sachs Money Market US Treasury
Instrument Index
ICE Intercontinental Exchange
IO Interest only
JMMMUSTF JP Morgan Money Market US Treasury Fund
Index
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.

NVIT Strategic Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 41
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2026
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.32 USD 533,898 (7,720) (3,558) (11,278)
Markit CDX North
American High
Yield Index Series
45-V2 5.00 Quarterly 12/20/2030 3.64 USD 122,900,000 (8,206,131) 1,555,066 (6,651,065)
(8,213,851) 1,551,508 (6,662,343)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of March 31, 2026:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 783,987 MXN 14,036,553 Morgan Stanley Co., Inc. 6/26/2026 6,614
Total unrealized appreciation 6,614
USD 22,808,860 EUR 19,845,627 Morgan Stanley Co., Inc. 4/17/2026 (146,742)
Total unrealized depreciation (146,742)
Net unrealized depreciation (140,128)
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar

42 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Strategic Income Fund
Futures contracts outstanding as of March 31, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 198 6/2026 USD 41,074,172 (282,415)
Total long contracts (282,415)
Short Contracts
Euro-Bobl (11) 6/2026 EUR (1,467,618) 29,528
Euro-Bund (27) 6/2026 EUR (3,913,165) 103,050
U.S. Treasury 5 Year Note (454) 6/2026 USD (49,113,578) 326,465
U.S. Treasury 10 Year Note (62) 6/2026 USD (6,884,906) 119,307
U.S. Treasury 10 Year Ultra Note (834) 6/2026 USD (94,672,031) 1,423,282
U.S. Treasury Long Bond (94) 6/2026 USD (10,704,250) (117,100)
U.S. Treasury Ultra Bond (146) 6/2026 USD (17,018,125) 542,508
Total short contracts 2,427,040
Net contracts 2,144,625
Currency:
EUR Euro
USD United States Dollar

NVIT Strategic Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 43
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

44 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Strategic Income Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2026. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 64,993,261 $ – $ 64,993,261
Collateralized Mortgage Obligations – 39,227,417 – 39,227,417
Commercial Mortgage-Backed Securities – 20,020,764 – 20,020,764
Common Stocks
Media – – 32 32
Passenger Airlines 617,718 – – 617,718
Wireless Telecommunication Services – – 8,685 8,685
Total Common Stocks $ 617,718 $ – $ 8,717 $ 626,435
Convertible Preferred Stock 724,661 – – 724,661
Corporate Bonds
Automobiles – 4,515,760 – 4,515,760
Banks – 32,115,662 – 32,115,662
Capital Markets – 20,053,816 – 20,053,816
Chemicals – 8,780,761 – 8,780,761
Commercial Services & Supplies – 2,309,866 – 2,309,866
Construction & Engineering – 1,049,785 – 1,049,785
Consumer Finance – 14,419,916 – 14,419,916
Containers & Packaging – 1,359,352 – 1,359,352
Diversified REITs – 372,639 – 372,639
Diversified Telecommunication Services – 3,716,424 – 3,716,424
Electric Utilities – 6,237,228 – 6,237,228
Energy Equipment & Services – 2,628,155 – 2,628,155
Financial Services – 9,801,293 – 9,801,293
Food Products – 5,017,233 – 5,017,233
Gas Utilities – 478,750 – 478,750
Health Care Equipment & Supplies – 2,060,071 – 2,060,071
Health Care Providers & Services – 1,482,884 – 1,482,884
Hotels, Restaurants & Leisure – 10,666,833 – 10,666,833
Independent Power and Renewable
Electricity Producers – 1,656,505 – 1,656,505
Insurance – 56,111,086 – 56,111,086
Interactive Media & Services – 1,864,047 – 1,864,047
IT Services – 2,303,775 – 2,303,775
Marine Transportation – 1,925,525 – 1,925,525
Media – 3,598,908 – 3,598,908
Metals & Mining – 5,025,515 – 5,025,515
Mortgage Real Estate Investment Trusts
(REITs) – 2,663,914 – 2,663,914
Multi-Utilities – 798,144 – 798,144
Office REITs – 3,939,981 – 3,939,981
Oil, Gas & Consumable Fuels – 30,637,701 – 30,637,701
Passenger Airlines – 10,851,932 – 10,851,932
Pharmaceuticals – 6,622,358 – 6,622,358
Professional Services – 535,936 – 535,936
Semiconductors & Semiconductor
Equipment – 6,124,752 – 6,124,752
Software – 3,335,740 – 3,335,740
Water Utilities – 872,640 – 872,640
Total Corporate Bonds $ – $ 265,934,887 $ – $ 265,934,887
Credit Default Swaps† – 1,555,066 – 1,555,066
Foreign Government Securities – 24,444,537 – 24,444,537
Forward Foreign Currency Contracts – 6,614 – 6,614
Futures Contracts 2,544,140 – – 2,544,140
Loan Participations – 9,355,355 – 9,355,355
Mortgage-Backed Securities – 48,034,092 – 48,034,092
Preferred Stocks 4,978,231 – – 4,978,231
Repurchase Agreements – 31,173,141 – 31,173,141
Short-Term Investments – 24,465,456 – 24,465,456
Supranational – 3,091,586 – 3,091,586
Total Assets $ 8,864,750 $ 532,302,176 $ 8,717 $ 541,175,643

NVIT Strategic Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 45
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2026. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Level 1 Level 2 Level 3 Total
Liabilities:
Credit Default Swaps† $ – $ (3,558) $ – $ (3,558)
Forward Foreign Currency Contracts – (146,742) – (146,742)
Futures Contracts (399,515) – – (399,515)
Total Liabilities $ (399,515) $ (150,300) $ – $ (549,815)
Total $ 8,465,235 $ 532,151,876 $ 8,717 $ 540,625,828
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of March 31, 2026, the Fund held one corporate bond investment that was categorized as Level 3 investment which was valued at $0.
Common
Stocks Total
Balance as of 12/31/2025 $ 8,970 $ 8,970
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Distributions — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (253) (253)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 3/31/2026 $ 8,717 $ 8,717
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2026 $ (253) $ (253)

46 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Strategic Income Fund
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2026 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the

NVIT Strategic Income Fund - March 31, 2026 (Unaudited) - Statement of Investments - 47
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

48 - Statement of Investments - March 31, 2026 (Unaudited) - NVIT Strategic Income Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2026:
Assets: Fair Value
Swap Contracts†
Credit risk Unrealized appreciation from centrally cleared swap contracts $ 1,555,066
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 6,614
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 2,544,140
Total $ 4,105,820
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (3,558)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (146,742)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (399,515)
Total $ (549,815)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.